UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03738
VALIC Company I
(Exact name of registrant as specified in charter)

2919 Allen Parkway, Houston, TX 77019
(Address of principal executive offices)
Kevin J. Adamson, President
The Variable Annuity Life Insurance Company
2919 Allen Parkway, 8th Floor
Houston, TX 77019
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 831-8515
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

VALIC Company I
Aggressive Allocation Lifestyle
VLAGX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Aggressive Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Allocation Lifestyle Fund*	$11	0.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Aggressive Allocation Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 21.58% for the year ended May 31, 2026, compared to 29.78% for the S&P 500® Index (a broad-based securities market index) and 21.93% for the Blended Index (the "Performance Index") comprised of 56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index. Over the period, emerging market equities outperformed U.S. equities and international developed equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Core Bond Fund; High Yield Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | Large Cap Core Fund; Small Cap Growth Fund; Systematic Value Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Aggressive Allocation Lifestyle Fund	21.58%	8.09%	9.94%
S&P 500® Index	29.78%	14.15%	15.65%
56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index	21.93%	9.05%	10.78%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$789M
Total number of portfolio holdings	12
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	25%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund changed its name from the “Aggressive Growth Lifestyle Fund” to the “Aggressive Allocation Lifestyle Fund.” For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R574 (05/26)

VALIC Company I

VALIC Company I
Asset Allocation
VCAAX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Asset Allocation Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Asset Allocation Fund*	$71	0.66%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 15.10% for the year ended May 31, 2026, compared to 29.78% for the S&P 500® Index (a broad-based securities market index) and 19.53% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Over the period, U.S. small-cap equities outperformed large-cap equities. Treasury market volatility, already elevated in the second half of 2025 amid tariff-driven growth-inflation tensions and a weakening labor market, intensified in 2026 as Middle East conflict sparked an oil price surge, triggering a steep U.S. Treasury sell-off and pushing 10-year yields to multi-year highs. The mortgage-backed securities markets continued to grind tighter throughout late 2025 before experiencing significant volatility and widening in 2026. The credit market spreads continued to grind tighter post Liberation Day peaks before experiencing modest widening during the Middle East conflict.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following sectors: consumer staples; telecommunications; consumer cyclical. Security selection in the following sectors: commodities; software & services; consumer cyclical. Position weightings: Alphabet, Inc., Class A; Baker Hughes Co.; NXP Semiconductors NV
For the fixed income segment of the fund  | Allocations in the following sectors: U.S. Treasuries; non-agency mortgage-backed securities; agency mortgage-backed securities. Security selection in the following sectors: asset-backed securities; corporate credit; U.S. Treasuries
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following sectors: non-bank financials; retail; commodities. Security selection in the following sectors: semiconductors & hardware; non-bank financials; payments & business services. Position Weightings: Arthur J. Gallagher & Co., Intuit, Inc.; Mastercard, Inc., Class A
For the fixed income segment of the fund  | Allocations in the following sectors: asset-backed securities; corporate credit; cash. Security selection in the following sectors: agency mortgage-backed securities; commercial mortgage-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Asset Allocation Fund	15.10%	7.55%	7.90%
S&P 500® Index	29.78%	14.15%	15.65%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	19.53%	8.57%	10.13%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$149M
Total number of portfolio holdings	634
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	38%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	18.4%
Semiconductors	12.9%
Internet	9.4%
Banks	5.9%
Computers	5.7%
Software	5.2%
Retail	3.9%
Collateralized Mortgage Obligations	3.7%
Electric	3.7%
Diversified Financial Services	3.6%
Other Asset Backed Securities	2.8%
Pharmaceuticals	2.4%
Auto Loan Receivables	2.2%
Repurchase Agreements	2.1%
Healthcare-Products	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R202 (05/26)

VALIC Company I

VALIC Company I
Capital Appreciation
VAPPX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Capital Appreciation Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Fund*	$77	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 25.21% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market index) and 28.66% for the Russell 1000® Growth Index (the "Performance Index"). U.S. large cap stocks delivered strong gains of roughly ~25–28%, extending the large-cap rally driven by mega-cap and growth stocks. Performance remained highly concentrated in the largest companies, particularly technology-oriented firms tied to AI and innovation themes, although early 2026 saw increased volatility and some rotation toward value amid geopolitical and rate uncertainty.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | consumer staples; energy; real estate
Security selection in the following sectors  | financials; health care; communication services
Position weightings  | Advanced Micro Devices, Inc.; Alphabet, Inc., Class C; Microsoft Corp.
TOP PERFORMANCE DETRACTORS
In aggregate  | sector allocations
Allocations in the following sectors  | health care; financials; cash
Security selection in the following sectors  | information technology; industrials
Position weightings   | Adobe, Inc.; Alphabet, Inc., Class A; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Capital Appreciation Fund	25.21%	14.10%	16.08%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$458M
Total number of portfolio holdings	65
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	62%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	25.5%
Internet	20.1%
Software	10.3%
Computers	10.0%
Pharmaceuticals	6.8%
Diversified Financial Services	3.8%
Telecommunications	3.4%
Retail	2.8%
Biotechnology	2.7%
Auto Manufacturers	2.3%
Insurance	1.8%
Short-Term Investments	1.7%
Electric	1.0%
Healthcare-Services	0.9%
Oil & Gas Services	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s investment strategies and techniques were revised to reflect the current investment strategies and techniques used by the Fund’s subadviser. As a result of these changes, ESG Investment Risk was removed as a principal risk. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R566 (05/26)
VALIC Company I

VALIC Company I
Conservative Allocation Lifestyle
VGCLX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Conservative Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Allocation Lifestyle Fund*	$14	0.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Conservative Allocation Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 13.07% for the year ended May 31, 2026, compared to 29.78% for the S&P 500® Index (a broad-based securities market index) and 12.77% for the Blended Index (the "Performance Index") comprised of 26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index. Over the period, emerging market equities outperformed U.S. equities and international developed equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Core Bond Fund; High Yield Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | Large Cap Core Fund; Small Cap Growth Fund; Systematic Value Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Conservative Allocation Lifestyle Fund	13.07%	4.11%	5.92%
S&P 500® Index	29.78%	14.15%	15.65%
26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index	12.77%	4.33%	5.98%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$283M
Total number of portfolio holdings	12
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund changed its name from the “Conservative Growth Lifestyle Fund” to the “Conservative Allocation Lifestyle Fund.” For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R558 (05/26)

VALIC Company I

VALIC Company I
Core Bond
VCBDX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Core Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Bond Fund*	$49	0.48%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 5.58% for the year ending May 31, 2026, compared to a return of 5.13% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market & "Performance Index"). Expectations for Fed policy shifts and increased Treasury supply led to a "bear steepening" of the yield curve, where longer-term yields increased more rapidly than short-term yields as investors demanded higher premiums for long-term fiscal risks. Credit spreads experienced temporary widening, peaking in early 2026 amid macroeconomic uncertainty. However, spreads tightened as resilient corporate fundamentals and solid global growth calmed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
J.P. Morgan Investment Management | Allocations in the following sectors: U.S. Treasuries; agency mortgage-backed securities; non-agency mortgage-backed securities. Security selection in the following sectors: corporate credit; U.S. Treasuries; asset-backed securities
PineBridge Investments, LLC  | In aggregate: sector allocations; position weightings. Allocations in the following sectors: Treasuries; agency mortgage-backed securities; industrials. Security selection in the following sectors: industrials; financials; sovereign
TOP PERFORMANCE DETRACTORS
J.P. Morgan Investment Management  | Allocations in the following sectors: cash; corporate credit; asset-backed securities. Security selection in the following sectors: agency mortgage-backed securities; U.S. agency
PineBridge Investments, LLC  | Allocations in the following sectors: cash; local authority; commercial mortgage-backed securities. Security selection in the following sectors: asset-backed securities
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Core Bond Fund	5.58%	0.28%	2.05%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,612M
Total number of portfolio holdings	1,843
Total net advisory fee paid	$10.2M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.8%
Banks	8.7%
Collateralized Mortgage Obligations	4.5%
Short-Term Investments	3.7%
Other Asset Backed Securities	3.6%
Electric	3.2%
Auto Loan Receivables	2.8%
Foreign Government Obligations	1.3%
Pipelines	1.3%
Telecommunications	1.2%
Pharmaceuticals	1.2%
Diversified Financial Services	0.9%
Oil & Gas	0.9%
Healthcare-Services	0.8%
Internet	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R541 (05/26)

VALIC Company I

VALIC Company I
Dividend Value
VCIGX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Dividend Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Value Fund*	$75	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 21.89% for the year ended May 31, 2026, 29.78% for the S&P 500® Index (a broad-based securities market index) and 28.55% for the Russell 1000® Value Index (the "Performance Index"). A resilient U.S. economy, moderate inflation, continued enthusiasm for AI-related stocks and a Fed cutting interest rates helped markets make gains despite concerns over tariffs and war in the Middle East, which raised the specter of energy-driven inflation.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC | In aggregate: sector allocations. Allocations in the following sectors: information technology; financials; consumer staples. Security selection in the following sectors: consumer discretionary; consumer staples; utilities. Position weightings: Samsung Electronics Co., Ltd.; Western Digital Corp.; lack of position in Berkshire Hathaway, Inc., Class B
ClearBridge Investments, LLC  | In aggregate: sector allocations. Allocations in the following sectors: information technology; financials; consumer discretionary. Security selection in the following sectors: health care; utilities. Position weightings: Broadcom, Inc.; Texas Instruments Inc.; lack of position in Berkshire Hathaway Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC  | In aggregate: position weightings. Allocations in the following sectors: cash; health care; energy. Security selection in the following sectors: communication services; information technology; health care. Position weightings: lack of position in Micron Technology, Inc.; Baxter International, Inc.; Fidelity National Information Services, Inc.
ClearBridge Investments, LLC  | In aggregate: position weightings. Allocations in the following sectors: cash; consumer staples; industrials. Security selection in the following sectors: information technology; communication services; energy. Position weightings: lack of position in Micron Technology, Inc.; lack of position in Intel Corp.; Microsoft Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dividend Value Fund	21.89%	9.75%	10.71%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Value Index	28.55%	10.42%	11.37%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$915M
Total number of portfolio holdings	120
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	95%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	8.8%
Internet	8.6%
Pharmaceuticals	7.7%
Banks	7.1%
Diversified Financial Services	4.3%
Oil & Gas	4.1%
Electric	3.8%
Insurance	3.7%
Transportation	3.5%
REITS	3.5%
Computers	3.4%
Software	3.4%
Retail	3.4%
Chemicals	3.2%
Aerospace/Defense	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R822 (05/26)

VALIC Company I

VALIC Company I
Dynamic Allocation
VDAFX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Dynamic Allocation Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Allocation Fund*	$38	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund consists of two components: A fund-of-funds component representing investments in VC I Funds, and an overlay component which invests in cash, treasuries, and futures, to manage the Fund's net equity exposure.
The Fund posted a return of 16.62% for the year ended May 31, 2026, compared to a return of 29.78% S&P 500® Index (a broad-based securities market index) and 19.53% for the Blended Index (the "Performance Index") comprised of 60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index. Equity markets surged during the period, helped by easing trade concerns, optimism around AI, and expectations for rate cuts by the Federal Reserve. Stocks were broadly higher, led by small-cap companies. Heightened geopolitical tensions, particularly surrounding Iran and broader Middle East instability, contributed to intermittent market volatility, while the Federal Reserve held rates steady amid mixed inflation signals.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
AllianceBernstein, L.P. (overlay) | Allocations in the following strategies: tactical equity; equity futures contracts used to adjust exposures and manage risk of the Fund
AllianceBernstein, L.P. (fund of funds)- see Material Fund Changes for the time period covered  | Allocations in the following sectors: growth equities; value equities . Allocation to the following funds: Stock Index Fund; Systematic Value Fund; Nasdaq-100 Index Fund
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: small cap equity. Allocation to the following funds: Systematic Growth Fund; Core Bond Fund; Capital Appreciation Fund
TOP PERFORMANCE DETRACTORS
AllianceBernstein, L.P. (overlay)  | Allocations in the following strategies: option overlay; fixed income
AllianceBernstein, L.P. (fund of funds)- see Material Fund Changes for the time period covered  | Allocations in the following sectors: core equities. Allocation to the following funds: None
SunAmerica Asset Management, LLC - see Material Fund Changes for the time period covered  | Allocations in the following sectors: international equity; mid-cap equity; global real estate. Allocation to the following funds: Systematic Value Fund; Dividend Value Fund; Large Cap Core Fund (formerly Large Capital Growth Fund)
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Dynamic Allocation Fund	16.62%	5.77%	7.97%
S&P 500® Index	29.78%	14.15%	15.65%
60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index	19.53%	8.57%	10.13%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$124M
Total number of portfolio holdings	48
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, AllianceBernstein L.P. (“AllianceBernstein“), an existing subadviser to the Fund, replaced SunAmerica Asset Management, LLC as the subadviser to the Fund’s Fund-of-Funds Component, making AllianceBernstein the sole subadviser to the Fund. In connection with AllianceBernstein’s appointment, the Fund’s investment strategies and techniques were revised to reflect the current investment strategies and techniques used by AllianceBernstein. As a result, Affiliated Fund Risk was removed as a principal risk of the Fund. In addition, the Fund entered into a voluntary advisory fee waiver agreement with VALIC to lower the advisory fee rate payable by the Fund to VALIC in connection with the Fund’s investment in an AllianceBernstein-advised money market fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R582 (05/26)

VALIC Company I

VALIC Company I
Emerging Economies
VCGEX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Emerging Economies Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Economies Fund*	$126	0.99%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 54.26% for the year ended May 31, 2026, compared to a return of 32.77% for the MSCI ACWI ex USA Index (net) (a broad-based securities market index) and 54.31% for the MSCI Emerging Markets Index (net) (the "Performance Index"). The dominant driver of emerging markets strong performance over the period was the AI and semiconductor cycle, which reshaped emerging market leadership around Taiwan and Korea. This gave emerging markets unusually direct exposure to the AI hardware supply chain, including semiconductor, memory, server, and computer-equipment beneficiaries. Performance was also supported by improving investor appetite toward emerging market assets, helped by better earnings momentum, attractive valuations, and expectations for easier policy in several markets. Geopolitics added to volatility.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations; country allocations
Allocations in the following sectors  | information technology; consumer staples; utilities
Security selection in the following sectors  | financials; information technology
Position weightings  | Samsung Electronics Co., Ltd. GDR; Samsung Electronics Co., Ltd.; SK Hynix, Inc.
Exposure to the following countries  | Taiwan; Kuwait; India
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | energy; communication services; materials
Security selection in the following sectors  | materials; communication services; consumer discretionary
Position weightings   | Samsung Electronics Co., Ltd. (Preference Shares); Tencent Holdings, Ltd.; SK Square Co., Ltd.
Exposure to the following countries  | China; Thailand; Brazil
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Emerging Economies Fund	54.26%	7.42%	10.53%
MSCI ACWI ex USA Index (net)	32.77%	8.77%	9.82%
MSCI Emerging Markets Index (net)	54.31%	7.54%	10.66%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$949M
Total number of portfolio holdings	577
Total net advisory fee paid	$6.4M
Portfolio turnover rate during the reporting period	127%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	34.0%
Banks	11.2%
Internet	6.9%
Electronics	5.6%
Oil & Gas	4.3%
Telecommunications	3.3%
Mining	3.0%
Computers	3.0%
Diversified Financial Services	2.5%
Insurance	2.1%
Electrical Components & Equipment	2.0%
Auto Manufacturers	1.7%
Pharmaceuticals	1.7%
Retail	1.5%
Iron/Steel	1.3%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, Quantitative Investing Risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R673 (05/26)
VALIC Company I

VALIC Company I
Global Real Estate
VGREX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Global Real Estate Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate Fund*	$96	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 11.35% for the year ended May 31, 2026, compared to a return of 30.27% for the MSCI ACWI Index (net) (a broad-based securities market index) and 13.28% for the FTSE EPRA/NAREIT Developed Index (the "Performance Index"). Global real estate markets delivered positive but uneven returns amid elevated interest rates, moderating inflation, and episodic geopolitical volatility. Performance favored secular growth sectors such as data centers and health care, while rate-sensitive areas like residential and certain office segments lagged.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Duff & Phelps Investment Management Company | Allocations in the following industries: data centers; specialty; health care. Security selection in the following industries: diversified; data centers; specialty. Position weightings: Merlin Properties Socimi SA; Welltower, Inc.; Mitsubishi Estate Co., Ltd. Exposure to the following countries: Australia; Spain; Japan
Massachusetts Financial Services Company  | Allocations in the following industries: real estate operating companies; other specialized REITS; asset management & custody banks. Security selection in the following industries: Health care REITS; single-family residential REITS; other specialized REITS. Position weightings: Healthcare Realty Trust, Inc.; lack of position in AvalonBay Communities, Inc.; Ventas, Inc. Exposure to the following countries: lack of exposure to Sweden; France; Germany
TOP PERFORMANCE DETRACTORS
Duff & Phelps Investment Management Company  | Allocations in the following sectors: residential; telecommunication REITs; diversified. Security selection in the following sectors: residential; lodging/resorts; health care. Position weightings: UNITE Group PLC; American Homes 4 Rent, Class A; American Tower Corp. Exposure to the following countries: United Kingdom; United States; Singapore
Massachusetts Financial Services Company  | In aggregate: country allocations; position weightings; sector allocations. Allocations in the following industries: health care REITS; single-family residential REITS; office REITS. Security selection in the following industries: industrial REITS; self-storage REITS; multi-family residential REITS. Position weightings: lack of position in Welltower, Inc.; Shurgard Self Storage, Ltd.; Grainger PLC. Exposure to the following countries: Hong Kong; United Kingdom; United States
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Real Estate Fund	11.35%	1.04%	3.86%
MSCI ACWI Index (net)	30.27%	11.45%	12.81%
FTSE EPRA /NAREIT Developed Index (net)	13.28%	1.68%	3.60%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$324M
Total number of portfolio holdings	89
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified REITS	19.0%
Warehouse/Industrial REITS	14.7%
Health Care REITS	13.4%
Shopping Centers REITS	9.9%
Apartment REITS	9.4%
Real Estate	8.8%
Storage REITS	5.9%
Office Property REITS	4.6%
Regional Malls REITS	4.5%
Hotel REITS	2.5%
Single Tenant REITS	2.4%
Telecommunications	1.5%
Manufactured Homes REITS	1.2%
Healthcare-Services	1.0%
Short-Term Investments	0.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 28, 2026, Duff & Phelps Investment Management Co. (“Duff & Phelps”), an existing subadviser to the Fund, will replace Massachusetts Financial Services Company as a subadviser to a portion of the Fund, making Duff & Phelps the sole subadviser to the Fund. In connection with Duff & Phelps’s appointment, the Fund’s investment strategies and techniques will be revised to reflect the current investment strategies and techniques used by Duff & Phelps. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R590 (05/26)

VALIC Company I

VALIC Company I
Global Strategy
VGLSX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Global Strategy Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Strategy Fund*	$71	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 26.24% for the year ended May 31, 2026, compared to a return of 30.27% for the MSCI ACWI Index (net) (a broad-based securities market index) and 19.19% for the Blended Index (the "Performance Index") comprised of 60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged). Over the 12-month period, U.S. equities slightly outperformed international developed equities and underperformed emerging markets equities. The global fixed income market posted broadly positive results over the one-year period, supported by strong performance in 2025 driven by declining yields, tighter credit spreads, and higher starting income levels. However, returns became more uneven in early 2026 as persistent inflation, geopolitical risks, and shifting expectations for central bank policy led to higher volatility and upward pressure on yields. Overall, the environment transitioned from broad, rate-driven gains to a more selective, income-oriented market with greater dispersion across sectors and regions.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Brandywine Global Investments, LLC - Global Debt portion | In aggregate: yield curve. Allocations in the following sectors: U.S. corporate credit; U.S. agency mortgage-backed securities; emerging markets sovereign debt. Exposure to the following countries: United States; Brazil; Mexico
Franklin Advisers, Inc. - Global Equity portion  | In aggregate: country allocations; position weightings. Allocations in the following sectors: Information technology; financials; consumer discretionary. Security selection in the following sectors: Information technology; communication services; materials. Position weightings: Micron Technology, Inc.; SK Hynix, Inc.; Samsung Electronics Co., Ltd. Exposure to the following countries: South Korea; United States; Germany
TOP PERFORMANCE DETRACTORS
Brandywine Global Investments, LLC - Global Debt portion  | Allocations in the following sectors: UK bond futures. Exposure to the following countries: China; Japan; United Kingdom
Franklin Advisers, Inc. - Global Equity portion  | Allocations in the following sectors: health care; cash; energy. Security selection in the following sectors: real estate. Position weightings: Adobe, Inc.; Booking Holdings, Inc.; 3i Group PLC. Exposure to the following countries: Netherlands; United Kingdom; United Arab Emirates
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Global Strategy Fund	26.24%	8.00%	7.01%
MSCI ACWI Index (net)	30.27%	11.45%	12.81%
60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)	19.19%	7.30%	8.63%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$247M
Total number of portfolio holdings	612
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	13.3%
Internet	7.6%
Foreign Government Obligations	7.1%
Banks	6.5%
Short-Term Investments	5.6%
Diversified Financial Services	5.1%
Other Asset Backed Securities	4.4%
Collateralized Mortgage Obligations	4.2%
Oil & Gas	4.1%
Software	3.7%
Investment Companies	3.4%
Computers	3.4%
Pharmaceuticals	3.4%
Electric	2.2%
Insurance	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the subadviser to the Fund made certain changes to the Fund’s investment strategies with respect to the subadviser’s multi-factor selection process. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R665 (05/26)

VALIC Company I

VALIC Company I
Government Securities
VCGSX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Government Securities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Securities Fund*	$58	0.57%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 4.23% for the year ended May 31, 2026, compared to a return of 5.13% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.71% for the Bloomberg U.S. Government Bond Index (the "Performance Index"). During the period, the U.S. Treasury curve flattened as intermediate yields rose more than the long end. The two-year yield increased 11 bps to 4.00%, the five-year yield rose 18 bps to 4.14%, the ten-year yield edged up 3 bps to 4.44%, and the thirty-year yield increased 4 bps to 4.97%. In contrast, the front end rallied - the three-month yield fell 66 bps to 3.67% and the one-year yield declined 33 bps to 3.77%. Mortgage-backed securities outperformed U.S. Treasury and agency securities.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations
Allocations in the following sectors  | agency mortgage-backed securities; commercial mortgage-backed securities; corporate credit
Security selection in the following sectors  | U.S. Treasuries; U.S agency debt securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | U.S. agency debt securities
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Government Securities Fund	4.23%	(0.02)%	1.13%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Bloomberg U.S. Government Bond Index	3.71%	(0.31)%	1.08%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	265
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	59%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.385% of the Fund’s average daily net assets on the first $250 million, 0.335% of the Fund’s average daily net assets on the next $250 million, 0.285% of the Fund’s average daily net assets on the next $500 million, and 0.235% of the Fund’s average daily net assets over $1 billion. Effective January 29, 2026, the Fund made certain changes to its investment strategies with respect to derivatives. As a result, Derivatives Risk was added as a principal risk. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R301 (05/26)

VALIC Company I

VALIC Company I
Growth
VCULX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth Fund*	$70	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 28.81% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market index) and 28.66% for the Russell 1000® Growth Index (the "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks. Growth-oriented stocks modestly outperformed value overall, though leadership broadened over time, and rising macro uncertainty and higher rates drove rotations into value and defensive sectors at times.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC (active) | In aggregate: sector allocations. Allocations in the following sectors: consumer staples; financials; industrials. Security selection in the following sectors: information technology; consumer discretionary. Position weightings: Intel Corp.; Datadog, Inc., Class A; Lam Research Corp.
BlackRock Investment Management, LLC (passive)  | Allocations in the following sectors: information technology; communication services; consumer discretionary. Position weightings: NVIDIA Corp.; Apple, Inc.; Broadcom, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC (active)  | Allocations in the following sectors: real estate; materials; cash. Security selection in the following sectors: communication services; industrials; financials. Position weightings: Alphabet, Inc., Class C; Advanced Micro Devices, Inc.; Apple, Inc.
BlackRock Investment Management, LLC (passive)  | Allocations in the following sectors: financials; utilities; materials. Position weightings: Netflix, Inc.; Intuit, Inc.; ServiceNow, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Growth Fund	28.81%	13.09%	16.99%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,682M
Total number of portfolio holdings	390
Total net advisory fee paid	$9.0M
Portfolio turnover rate during the reporting period	88%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	24.8%
Internet	21.8%
Software	16.4%
Computers	7.5%
Aerospace/Defense	3.8%
Machinery-Construction & Mining	3.5%
Pharmaceuticals	3.2%
REITS	3.1%
Commercial Services	2.4%
Diversified Financial Services	1.9%
Electronics	1.7%
Electrical Components & Equipment	1.6%
Mining	1.6%
Auto Manufacturers	1.5%
Retail	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R616 (05/26)

VALIC Company I

VALIC Company I
High Yield Bond
VHYLX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I High Yield Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund*	$71	0.68%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 8.53% for the year ended May 31, 2026, compared to a return of 5.50% for the Bloomberg U.S. Universal Index (a broad-based securities market index) and 7.44% for the FTSE US High-Yield Market Index (the "Performance Index"). Over the twelve-month period spreads tightened by 57 basis points (bps) to 258 bps. Yields decreased by 43 bps to 7.29% according to the Bloomberg U.S. Corporate High Yield index.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following industries | consumer products; transportation; paper
Security selection in the following industries  | technology; financial institutions; retailers
Position weightings  | Oracle Corp.; Hudson Pacific Properties LP; Terawulf, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following industries  | packaging; metal/mining, technology
Security selection in the following industries  | building materials; metal/mining; leisure
Position weightings  | lack of position in DISH Network Corp.; McAfee Corp.; KKR & Co., Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
High Yield Bond Fund	8.53%	4.20%	5.49%
Bloomberg U.S. Universal Index	5.50%	0.54%	2.10%
FTSE US High-Yield Market Index	7.44%	4.51%	5.82%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$365M
Total number of portfolio holdings	352
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	56%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Media	9.2%
Diversified Financial Services	7.0%
Retail	5.5%
Telecommunications	5.0%
Software	4.9%
Short-Term Investments	4.9%
Commercial Services	4.5%
Oil & Gas	4.4%
Food	3.8%
Packaging & Containers	3.6%
Pipelines	3.5%
REITS	3.5%
Entertainment	3.1%
Insurance	3.1%
Healthcare-Services	3.1%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R533 (05/26)

VALIC Company I

VALIC Company I
Inflation Protected
VCTPX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Inflation Protected Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Fund*	$57	0.55%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 5.80% for the year ended May 31, 2026, compared to a return of 5.13% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 4.90% for the Bloomberg U.S. Treasury Inflation-Protected Securities (“TIPS”) Index (the "Performance Index"). Global inflation linked bonds outperformed U.S. TIPS during the period according to the Bloomberg Global Inflation Linked Bond index and Bloomberg U.S. TIPS index.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | developed non-U.S. dollar; emerging market debt; mortgage-backed securities
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | U.S. Government
Security selection in the following sectors  | U.S. Government TIPS
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Inflation Protected Fund	5.80%	1.44%	2.74%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
Bloomberg U.S. TIPS Index	4.90%	1.23%	2.84%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$356M
Total number of portfolio holdings	130
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	45%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.405% of the Fund’s average daily net assets on the first $250 million, 0.355% of the Fund’s average daily net assets on the next $250 million, and 0.305% of the Fund’s average daily net assets over $500 million. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R731 (05/26)

VALIC Company I

VALIC Company I
International Equities Index
VCIEX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Equities Index Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equities Index Fund*	$44	0.40%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 22.40% for the year ended May 31, 2026, compared to a return of 22.80% for the MSCI EAFE Index (net) (a broad-based securities market & "Performance Index"). Over the period, developed international equities advanced but trailed the strongest U.S. growth-oriented and technology-heavy benchmarks. International equities outpaced weaker U.S. mid-cap growth benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; information technology, industrials
Position weightings  | ASML Holding NV; HSBC Holdings PLC; SoftBank Group Corp.
Exposure to the following countries  | Japan; United Kingdom; Netherlands
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | none
Position weightings  | SAP SE; Novo Nordisk A/S, Class B; CSL, Ltd.
Exposure to the following countries  | Denmark
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Equities Index Fund	22.40%	8.27%	8.88%
MSCI EAFE Index (net)	22.80%	8.79%	9.28%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,180M
Total number of portfolio holdings	685
Total net advisory fee paid	$5.1M
Portfolio turnover rate during the reporting period	29%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	7.6%
Semiconductors	6.5%
Insurance	5.5%
Oil & Gas	3.6%
Telecommunications	3.6%
Aerospace/Defense	3.5%
Mining	3.5%
Electric	3.4%
Food	2.7%
Machinery-Construction & Mining	2.4%
Electrical Components & Equipment	2.3%
Auto Manufacturers	2.2%
Retail	2.1%
Chemicals	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund entered into a contractual advisory fee waiver agreement with VALIC to lower the advisory fee rate payable by the Fund to VALIC to 0.315% of the Fund’s average daily net assets on the first $500 million, 0.215% of the Fund’s average daily net assets on the next $500 million, and 0.205% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R608 (05/26)

VALIC Company I

VALIC Company I
International Government Bond
VCIFX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Government Bond Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Government Bond Fund*	$80	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 4.75% for the year ended May 31, 2026, compared to 3.77% for the Bloomberg Global Aggregate Index (USD hedged) (a broad-based securities market index) and 5.76% for the Blended Index (the "Performance Index") comprised of 70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index. Global bonds delivered positive total returns over the past twelve months, despite geopolitical volatility in global bond yields. Hard currency emerging market bonds outperformed.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | position weightings
Exposure to the following countries  | Angola; Zambia; Ecuador
TOP PERFORMANCE DETRACTORS
In aggregate  | country allocations; yield curve
Exposure to the following countries  | lack of exposure to Venezuela; United States; lack of exposure to Ukraine
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Government Bond Fund	4.75%	(1.37)%	0.98%
Bloomberg Global Aggregate Index (USD hedged)	3.77%	0.90%	2.08%
70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index	5.76%	(1.12)%	1.17%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$55M
Total number of portfolio holdings	146
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	186%

Graphical Representation of Holdings
The information below represents the composition of the Fund as of the end of the period.
Top Industries*
(% of net assets)
Foreign Government Obligations	59.2%
U.S. Government & Agency Obligations	33.3%
Oil & Gas	2.2%
Short-Term Investments	1.6%
Telecommunications	0.6%
Investment Companies	0.5%
Chemicals	0.5%
Real Estate	0.5%
Gas	0.3%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.44% of the Fund’s average daily net assets on the first $250 million, 0.39% of the Fund’s average daily net assets on the next $250 million, 0.34% of the Fund’s average daily net assets on the next $500 million, and 0.29% of the Fund’s average daily net assets over $1 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R707 (05/26)

VALIC Company I

VALIC Company I
International Growth
VCINX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund*	$83	0.82%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 3.59% for the year ended May 31, 2026, compared to a return of 32.77% for the MSCI ACWI ex USA Index (net) (a broad-based securities market & "Performance Index"). International equities advanced during the 12-month period despite heightened geopolitical uncertainty. Equity markets were broadly supported by enthusiasm surrounding artificial intelligence advancements and expectations of more accommodative monetary policy.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; health care; financials
Security selection in the following sectors  | consumer staples
Position weightings  | ASML Holding NV; Taiwan Semiconductor Manufacturing Co., Ltd.; Keyence Corp.
Exposure to the following countries  | lack of exposure to China; Netherlands; Taiwan
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings; country allocations; sector allocations
Allocations in the following sectors  | consumer discretionary; communication services; lack of allocation in materials
Security selection in the following sectors  | financials; information technology; consumer discretionary
Position weightings   | Hermes International S.C.A.; MercadoLibre, Inc.; Spotify Technology SA
Exposure to the following countries  | France; lack of exposure to South Korea; Sweden
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Growth Fund	3.59%	0.07%	8.63%
MSCI ACWI ex USA Index (net)	32.77%	8.77%	9.82%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$342M
Total number of portfolio holdings	31
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	17.5%
Apparel	14.6%
Internet	10.5%
Retail	8.6%
Banks	6.9%
Transportation	6.5%
Machinery-Diversified	6.3%
Electrical Components & Equipment	5.1%
Cosmetics/Personal Care	4.8%
Healthcare-Products	4.1%
Entertainment	3.0%
Private Equity	2.7%
Software	1.5%
Insurance	1.5%
Short-Term Investments	1.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R814 (05/26)

VALIC Company I

VALIC Company I
International Opportunities
VIOPX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Opportunities Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Opportunities Fund*	$115	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 18.79% for the year ended May 31, 2026, compared to a return of 32.77% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 29.74% for the MSCI ACWI ex USA SMID Cap Index (net) (the "Performance Index"). Over the period, international stocks outperformed U.S. stocks, largely due to broader market leadership and currency tailwinds. Within international markets, growth stocks underperformed value stocks as performance was driven by strength in cyclical sectors such as financials and industrials sectors. Quality stocks rebounded during the period, though still lagged the broaderequity markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Invesco Advisers, Inc. | Allocations in the following sectors: information technology; real estate; consumer discretionary. Security selection in the following sectors: consumer staples; real estate. Position weightings: Disco Corp.; Mycronic AB; Sprott, Inc. Exposure to the following countries: India; Brazil; Ireland
Wellington Management Company, LLP  | In aggregate: position weightings; country allocations. Allocations in the following sectors: consumer staples; health care; communication services. Security selection in the following sectors: information technology; materials; communication services. Position weightings: Chroma ATE, Inc.; Unimicron Technology Corp.; ASPEED Technology, Inc. Exposure to the following countries: India; Taiwan; Japan
TOP PERFORMANCE DETRACTORS
Invesco Advisers, Inc.  | In aggregate: country allocations; position weightings. Allocations in the following sectors: materials; consumer staples; health care. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Carl Zeiss Meditec AG; Partners Group Holding AG; CTS Eventim AG & Co. KGaA. Exposure to the following countries: Japan; Germany; Taiwan
Wellington Management Company, LLP  | Allocations in the following sectors: real estate; consumer discretionary; cash. Security selection in the following sectors: industrials; consumer staples; consumer discretionary. Position weightings: Fiverr International, Ltd.; SimilarWeb, Ltd.; lack of position in Samsung Electro-Mechanics Co., Ltd. Exposure to the following countries: United Kingdom; lack of exposure to South Korea; Netherlands
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Opportunities Fund	18.79%	3.13%	7.33%
MSCI ACWI ex USA Index (net)	32.77%	8.77%	9.82%
MSCI ACWI ex USA SMID Cap Index (net)	29.74%	7.17%	8.94%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$298M
Total number of portfolio holdings	315
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	105%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	7.1%
Machinery-Diversified	6.5%
Retail	5.1%
Electronics	4.2%
Computers	3.9%
Commercial Services	3.9%
Food	3.7%
Miscellaneous Manufacturing	3.6%
Engineering & Construction	3.2%
Semiconductors	3.2%
Healthcare-Products	3.0%
Software	2.8%
Chemicals	2.5%
Mining	2.5%
Real Estate	2.4%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, European Investment Risk was added as a principal risk of the Fund. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R525 (05/26)
VALIC Company I

VALIC Company I
International Socially Responsible
VCSOX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Socially Responsible Fund*	$63	0.57%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is an optimized portfolio which seeks to track the MSCI EAFE Index (net), while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, production of weaponry, have poor labor/employee relations or environmental records. These criteria may create differences in Fund performance relative to that of the Benchmark.
The Fund posted a return of 21.53% for the year ended May 31, 2026, compared to a return of 22.80% for the MSCI EAFE Index (net) (a broad-based securities market & "Performance Index"). Over the period, developed international equities advanced but trailed the strongest U.S. growth-oriented and technology-heavy benchmarks. International equities outpaced weaker U.S. mid-cap growth benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations
Allocations in the following sectors  | consumer staples; information technology; financials
Security selection in the following sectors  | industrials; information technology; energy
Position weightings  | lack of position in Novo Nordisk A/S, Class B; lack of position in Nestle SA; lack of position in Antofagasta PLC
Exposure to the following countries  | Netherlands; Denmark; France
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | real estate; energy; industrials
Security selection in the following sectors  | financials; materials; consumer discretionary
Position weightings   | lack of position in HSBC Holdings PLC; lack of position in BHP Group, Ltd.; lack of position in Siemens Energy AG
Exposure to the following countries  | Spain; Singapore; Switzerland
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Socially Responsible Fund	21.53%	7.72%	9.85%
MSCI EAFE Index (net)	22.80%	8.79%	9.28%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$511M
Total number of portfolio holdings	464
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	14.0%
Insurance	8.7%
Semiconductors	7.2%
Pharmaceuticals	6.4%
Chemicals	3.3%
Electrical Components & Equipment	3.0%
Telecommunications	3.0%
Electric	2.9%
Commercial Services	2.7%
Oil & Gas	2.6%
Engineering & Construction	2.5%
Mining	2.5%
Machinery-Diversified	2.3%
Retail	2.1%
Food	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R855 (05/26)
VALIC Company I

VALIC Company I
International Value
VCFVX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I International Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Fund*	$89	0.78%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 28.45% for the year ended May 31, 2026, compared to a return of 32.77% for the MSCI ACWI ex USA Index (net) (a broad-based securities market) and 30.07% for the MSCI EAFE Value Index (net) (the "Performance Index"). Over the period, U.S. equities outperformed developed international equities, according to the Russell 1000 Index and MSCI EAFE Index (net). Within developed international, value-oriented stocks outperformed growth stocks, and small-cap stocks outperformed large- and mid-cap stocks, according to the MSCI EAFE family of indices.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Columbia Management Investments Advisers, LLC | In aggregate: sector allocations. Allocations in the following sectors: energy; information technology; cash. Security selection in the following sectors: financials; consumer staples; energy. Position weightings: Energy Fuels, Inc.; Pan American Silver Corp.; Piraeus Bank SA. Exposure to the following countries: Canada; United States; Switzerland
Goldman Sachs Asset Management, LLC  | Allocations in the following sectors: information technology; consumer staples; lack of allocation in real estate. Security selection in the following sectors: information technology; financials; materials. Position weightings: Murata Manufacturing Co., Ltd.; Taiwan Semiconductor Manufacturing Co., Ltd; Rio Tinto PLC. Exposure to the following countries: Japan; Taiwan; Singapore
TOP PERFORMANCE DETRACTORS
Columbia Management Investments Advisers, LLC  | In aggregate: position weightings. Allocations in the following sectors: consumer staples; financials; real estate. Security selection in the following sectors: information technology; consumer discretionary; materials. Position weightings: Check Point Software Technologies, Ltd.; Sankyo Co., Ltd.; Burford Capital, Ltd. Exposure to the following countries: Japan; United Kingdom; Israel
Goldman Sachs Asset Management, LLC  | Allocations in the following sectors: materials; consumer discretionary; health care. Security selection in the following sectors: industrials; communication services; consumer staples. Position weightings: Capgemini SE; Compass Group PLC; Coca-Cola Europacific Partners PLC. Exposure to the following countries: Switzerland; United States; Australia
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
International Value Fund	28.45%	9.87%	8.89%
MSCI ACWI ex USA Index (net)	32.77%	8.77%	9.82%
MSCI EAFE Value Index (net)	30.07%	12.78%	9.97%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	142
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	66%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	22.0%
Pharmaceuticals	7.5%
Oil & Gas	6.3%
Insurance	6.0%
Mining	5.0%
Electric	5.0%
Diversified Financial Services	4.4%
Food	4.4%
Distribution/Wholesale	3.5%
Beverages	2.4%
Retail	2.4%
Electronics	2.3%
Telecommunications	2.1%
Miscellaneous Manufacturing	1.9%
Commercial Services	1.7%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R681 (05/26)

VALIC Company I

VALIC Company I
Large Cap Core
VLCGX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Large Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Core Fund*	$76	0.69%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 20.29% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market & "Performance Index") and 28.66% for the Russell 1000® Growth Index (prior Performance Index). Over the period, U.S. large-cap equities underperformed small-cap equities significantly, according to the Russell® family of indices. In terms of style factors, value remained flat with respect to growth.
TOP PERFORMANCE CONTRIBUTORS
Massachusetts Financial Services Company - see Material Fund Changes for the time period covered | Allocations in the following sectors: consumer discretionary; utilities; energy. Security selection in the following sectors: consumer staples, communication services; health care. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; lack of position in Costco Wholesale Corp.; Amphenol Corp., Class A
J.P. Morgan Investment Management, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer staples; real estate; materials. Security selection in the following sectors: utilities; real estate; consumer staples. Position weightings: Netflix, Inc.; NXP Semiconductors NV; Berkshire Hathaway, Inc., Class B
T. Rowe Price Associates, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: information technology; real estate; consumer staples. Security selection in the following sectors: financials; industrials and business services; consumer discretionary. Position weightings: Seagate Technology Holdings PLC; Keysight Technologies, Inc.; Vertiv Holdings Co., Class A
TOP PERFORMANCE DETRACTORS
Massachusetts Financial Services Company - see Material Fund Changes for the time period covered  | In aggregate: sector allocations; position weightings. Allocations in the following sectors: financials; consumer staples; information technology. Security selection in the following sectors: information technology; financials; utilities. Position weightings: Accenture PLC, Class A; NVIDIA Corp.; lack of position in Broadcom, Inc.
J.P. Morgan Investment Management, Inc. - see Material Fund Changes for the time period covered  | In aggregate: position weightings; sector allocations. Allocations in the following sectors: financials; consumer discretionary; utilities. Security selection in the following sectors: information technology; financials; health care. Position weightings: Intuit, Inc.; Arthur J. Gallagher & Co.; Blackstone, Inc.
T. Rowe Price Associates, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: financials; communication services; health care. Security selection in the following sectors: information technology; health care; communication services. Position weightings: Microsoft Corp., T-Mobile US, Inc., Applied Materials, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Large Cap Core Fund	20.29%	9.78%	14.66%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$819M
Total number of portfolio holdings	319
Total net advisory fee paid	$4.0M
Portfolio turnover rate during the reporting period	112%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	19.8%
Internet	14.2%
Computers	8.9%
Software	7.8%
Retail	5.0%
Banks	4.5%
Diversified Financial Services	4.2%
Pharmaceuticals	3.9%
Electric	2.8%
Insurance	2.6%
Healthcare-Products	2.4%
Aerospace/Defense	2.0%
Oil & Gas	1.8%
Auto Manufacturers	1.7%
Telecommunications	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, J.P. Morgan Investment Management, Inc. and T. Rowe Price Associates, Inc. were appointed as subadvisers to the Fund, replacing the existing subadviser, Massachusetts Financial Services Company. Additionally, the Fund’s investment strategies, techniques and benchmark index were revised to reflect the investment strategies and techniques used by the new subadvisers. As a result, Depositary Receipts Risk, Derivatives Risk, Futures Risk, Sector Risk, and Technology Risk were added as principal risks, and Currency Risk and Focused Fund Risk were removed as principal risks. Additionally, effective September 29, 2025, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.55% of the Fund’s average daily net assets on the first $750 million and 0.50% of the Fund’s average daily net assets over $750 million. In addition, the Fund changed its name from the “Large Capital Growth Fund” to the “Large Cap Core Fund.” For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R723 (05/26)

VALIC Company I

VALIC Company I
Mid Cap Index
VMIDX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Mid Cap Index Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Fund*	$39	0.35%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 25.52% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 25.88% for the S&P MidCap 400® Index (the "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; industrials; energy
Position weightings  | Lumentum Holdings, Inc.; Flex, Ltd.; Coherent Corp.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples
Position weightings  | Duolingo, Inc.; Sprouts Farmers Market, Inc.; DocuSign, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Index Fund	25.52%	7.65%	10.91%
Russell 3000® Index	29.45%	12.92%	15.12%
S&P MidCap 400® Index	25.88%	8.08%	11.30%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$2,583M
Total number of portfolio holdings	404
Total net advisory fee paid	$6.6M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
REITS	6.9%
Banks	5.8%
Electronics	5.4%
Semiconductors	4.8%
Retail	4.8%
Software	4.0%
Insurance	4.0%
Machinery-Diversified	3.5%
Biotechnology	3.4%
Oil & Gas	3.1%
Commercial Services	3.0%
Engineering & Construction	2.7%
Diversified Financial Services	2.7%
Aerospace/Defense	2.6%
Computers	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.335% of the Fund’s average daily net assets on the first $500 million, 0.235% of the Fund’s average daily net assets on the next $2.5 billion, 0.185% of the Fund’s average daily net assets on the next $2 billion, and 0.135% of the Fund’s average daily net assets over $5 billion. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R806 (05/26)

VALIC Company I

VALIC Company I
Mid Cap Strategic Growth
VMSGX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Mid Cap Strategic Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Strategic Growth Fund*	$80	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 19.00% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 7.88% for the Russell Midcap® Growth Index (the "Performance Index"). U.S. stocks rose over the period, fueled by healthy corporate earnings, enthusiasm around artificial intelligence (AI), and reduced tariff uncertainty. The economy was largely resilient, despite pockets of weakness and slowing employment growth. Markets experienced some volatility due to geopolitical tensions in the Middle East earlier in 2026, but this was followed by a recovery as risks of escalation eased and attention returned to company fundamentals.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Janus Henderson Investors US LLC | In aggregate: sector allocations; position weightings. Allocations in the following sectors: consumer discretionary; communication services; information technology. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: Flex, Ltd.; ON Semiconductor Corp.; JB Hunt Transport Services, Inc.
Voya Investment Management Co. LLC  | In aggregate: position weightings; sector allocations. Allocations in the following sectors: industrials; communication services; consumer discretionary. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Sandisk Corp.; Celestica, Inc.; Astera Labs, Inc.
TOP PERFORMANCE DETRACTORS
Janus Henderson Investors US LLC  | Allocations in the following sectors: health care; energy; cash. Security selection in the following sectors: industrials; real estate; materials. Position weightings: lack of position in Vertiv Holdings Co., Class A; Constellation Software, Inc; lack of position in Rocket Lab Corp.
Voya Investment Management Co. LLC  | Allocations in the following sectors: health care; cash; energy. Security selection in the following sectors: consumer staples; materials; real estate. Position weightings: Datadog, Inc., Class A; Wingstop, Inc.; Arthur J. Gallagher & Co.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Strategic Growth Fund	19.00%	8.37%	14.21%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Growth Index	7.88%	6.86%	12.74%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,158M
Total number of portfolio holdings	156
Total net advisory fee paid	$7.6M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Software	7.4%
Aerospace/Defense	6.9%
Healthcare-Products	6.7%
Semiconductors	6.6%
Retail	6.1%
Electronics	5.5%
Commercial Services	5.3%
Biotechnology	4.0%
Diversified Financial Services	3.5%
Transportation	3.3%
Pharmaceuticals	3.1%
Internet	3.0%
Computers	2.8%
Electric	2.6%
Short-Term Investments	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund’s investment strategies and techniques were revised to reflect the current investment strategies and techniques used by the Fund’s subadviser. As a result of these changes, ESG Investment Risk was added as a principal risk. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R715 (05/26)

VALIC Company I

VALIC Company I
Mid Cap Value
VVMCX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Mid Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Value Fund*	$91	0.83%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 20.29% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 27.21% for the Russell Midcap® Value Index (the "Performance Index"). During the period value indices generally outperformed growth, and small company stocks outpaced larger capitalization names. The technology sector was the largest source of strength in the benchmark. During the period, mid cap value stocks outperformed mid cap growth stocks when measured using the Russell Midcap Value and Growth indices. Mid cap stocks underperformed both small cap and large cap stocks, as measured by the Russell Midcap, Russell 2000, and Russell 1000 indices respectively.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Boston Partners Global Investors, Inc. | Allocations in the following sectors: real estate; utilities; communication services. Security selection in the following sectors: real estate; energy; materials. Position weightings: Flex, Ltd.; TechniPFMC PLC; Keysight Technologies, Inc.
Wellington Management Company, LLP  | In aggregate: sector allocations. Allocations in the following sectors: information technology; consumer staples; utilities. Security selection in the following sectors: consumer discretionary; industrials; financials. Position weightings: MKS, Inc.; Flex, Ltd.; Viavi Solutions, Inc.
TOP PERFORMANCE DETRACTORS
Boston Partners Global Investors, Inc.  | In aggregate: position weightings. Allocations in the following sectors: information technology; consumer discretionary; cash. Security selection in the following sectors: information technology; health care; consumer discretionary. Position weightings: LPL Financial Holdings, Inc.; Check Point Software Technologies, Ltd.; CDW Corp.
Wellington Management Company, LLP  | In aggregate: position weightings. Allocations in the following sectors: consumer discretionary; financials; materials. Security selection in the following sectors: information technology; health care; materials. Position weightings: Sandisk Corp.; lack of position in Ciena Corp.; Lumentum Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Mid Cap Value Fund	20.29%	8.01%	9.92%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell Midcap® Value Index	27.21%	8.57%	10.40%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$682M
Total number of portfolio holdings	209
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	112%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Diversified Financial Services	7.8%
Banks	6.7%
REITS	6.3%
Oil & Gas	4.7%
Retail	4.1%
Computers	4.0%
Electronics	3.8%
Transportation	3.6%
Building Materials	3.3%
Healthcare-Products	3.1%
Healthcare-Services	3.0%
Aerospace/Defense	2.8%
Semiconductors	2.7%
Commercial Services	2.7%
Machinery-Diversified	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R517 (05/26)

VALIC Company I

VALIC Company I
Moderate Allocation Lifestyle
VLSMX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Moderate Allocation Lifestyle Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Allocation Lifestyle Fund*	$11	0.10%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Moderate Allocation Lifestyle Fund invests in a combination of affiliated funds, also known as “fund of funds.” The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.
The Fund posted a return of 17.39% for the year ended May 31, 2026, compared to 29.78% for the S&P 500® Index (a broad-based securities market index) and 17.29% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index. Over the period, emerging market equities outperformed U.S. equities and international developed equities. Credit markets showed resilience, particularly in high yield segments.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following funds | Core Bond Fund; High Yield Fund
TOP PERFORMANCE DETRACTORS
Allocations in the following funds  | Large Cap Core Fund; Small Cap Growth Fund; Systematic Value Fund
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Moderate Allocation Lifestyle Fund	17.39%	6.44%	8.40%
S&P 500® Index	29.78%	14.15%	15.65%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	17.29%	6.69%	8.39%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,042M
Total number of portfolio holdings	12
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	21%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Portfolio Composition
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund changed its name from the “Moderate Growth Lifestyle Fund” to the “Moderate Allocation Lifestyle Fund." For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R491 (05/26)

VALIC Company I

VALIC Company I
Nasdaq-100® Index
VCNIX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Nasdaq-100® Index Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nasdaq-100® Index Fund*	$51	0.42%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 42.49% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market index) and 43.09% for the Nasdaq-100® Index (the "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; communication services; consumer discretionary
Position weightings  | Micron Technology, Inc.; NVIDIA Corp.; Advanced Micro Devices, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | Industrials; financials; real estate
Position weightings  | Netflix, Inc.; Intuit, Inc.; Adobe, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Nasdaq-100® Index Fund	42.49%	17.59%	21.41%
S&P 500® Index	29.78%	14.15%	15.65%
Nasdaq-100® Index	43.09%	18.17%	22.06%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,295M
Total number of portfolio holdings	105
Total net advisory fee paid	$3.3M
Portfolio turnover rate during the reporting period	11%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	32.7%
Internet	20.1%
Computers	11.7%
Software	10.2%
Retail	5.5%
Auto Manufacturers	3.7%
Telecommunications	3.0%
Biotechnology	2.6%
Beverages	1.6%
Electric	1.2%
Chemicals	1.0%
Healthcare-Products	1.0%
Commercial Services	1.0%
Media	0.9%
Electronics	0.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R871 (05/26)

VALIC Company I

VALIC Company I
Science & Technology
VCSTX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Science & Technology Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Fund*	$117	0.90%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 60.51% for the year ended May 31, 2026, compared to 29.78% for the S&P 500® Index (a broad-based securities market index) and 66.24% for the S&P North American Technology Sector Index (the "Performance Index"). Over the annual period, global equity markets provided strong results across broad indices, particularly technology stocks which rallied thanks to favorable underlying fundamentals and earnings growth, particularly from AI-related stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC | In aggregate: position weightings. Allocations in the following industries: entertainment; automobiles; financial services. Security selection in the following industries: semiconductors & semiconductor equipment; entertainment; technology hardware, storage & peripherals. Position weightings: Spotify Technology SA; QUALCOMM, Inc.; SAP SE
Voya Investment Management Co. LLC  | In aggregate: position weightings; sector allocations. Allocations in the following industries: software; electrical equipment; semiconductors & semiconductor equipment. Security selection in the following industries: technology hardware storage & peripherals; semiconductors & semiconductor equipment; IT services. Position weightings: Micron Technology, Inc.; Sandisk Corp.; Lam Research Corp.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC  | In aggregate: sector allocations. Allocations in the following industries: IT services; semiconductor & semiconductor equipment; electrical equipment. Security selection in the following industries: software; IT services; communications equipment. Position weightings: lack of a position in Palantir Technologies, Inc., Class A; ASML Holding NV; Meta Platforms, Inc., Class A
Voya Investment Management Co. LLC  | Allocations in the following industries: interactive media & services; cash; communications equipment. Security selection in the following industries: software; entertainment. Position weightings: lack of position in Intel Corp.; KraneShares CSI China Internet ETF; Zscaler, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Science & Technology Fund	60.51%	16.89%	22.26%
S&P 500® Index	29.78%	14.15%	15.65%
S&P North American Technology Sector Index	66.24%	22.27%	25.47%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,865M
Total number of portfolio holdings	94
Total net advisory fee paid	$25.4M
Portfolio turnover rate during the reporting period	45%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	43.2%
Computers	15.4%
Software	13.0%
Internet	12.1%
Electronics	6.9%
Telecommunications	3.1%
Machinery-Construction & Mining	2.0%
Auto Manufacturers	1.0%
Short-Term Investments	1.0%
Aerospace/Defense	0.8%
Chemicals	0.5%
Electrical Components & Equipment	0.4%
Unaffiliated Investment Companies	0.3%
Diversified Financial Services	0.2%
Automotive - Cars & Lt. Trucks	0.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R749 (05/26)

VALIC Company I

VALIC Company I
Small Cap Core
VSSVX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Small Cap Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund*	$99	0.91%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 17.83% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 43.08% for Russell 2000® Index (the "Performance Index") and 44.36% for the Russell 2000® Value Index (prior Performance Index). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Value-oriented stocks outperformed growth stocks across the market-cap spectrum.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allspring Global Investments, LLC - see Material Fund Changes for the time period covered | In aggregate: sector allocations. Allocations in the following sectors: materials; real estate; utilities. Security selection in the following sectors: consumer discretionary; utilities. Position weightings: Mueller Industries, Inc.; Douglas Dynamics, Inc.; Chord Energy Corp.
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: utilities; health care; cash. Security selection in the following sectors: health care; consumer discretionary; utilities. Position weightings: Guardant Health, Inc.; Lattice Semiconductor Corp.; BrightSpring Health Services, Inc.
TOP PERFORMANCE DETRACTORS
Allspring Global Investments, LLC - see Material Fund Changes for the time period covered  | In aggregate: position weightings. Allocations in the following sectors: consumer staples; energy; cash. Security selection in the following sectors: materials; information technology; health care. Position weightings: J&J Snack Foods Corp.; Silgan Holdings, Inc.; Innospec, Inc.
Invesco Advisers, Inc. - see Material Fund Changes for the time period covered  | Allocations in the following sectors: consumer discretionary; information technology; financials. Security selection in the following sectors: industrials; real estate; financials. Position weightings: lack of position in IonQ, Inc.; Atmus Filtration Technologies, Inc.; Northern Oil & Gas, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Core Fund	17.83%	3.80%	8.52%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%
Russell 2000® Value Index	44.36%	7.27%	10.50%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$173M
Total number of portfolio holdings	104
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	124%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	9.0%
Banks	8.5%
REITS	6.3%
Electronics	5.7%
Healthcare-Products	5.4%
Machinery-Diversified	4.6%
Biotechnology	4.6%
Diversified Financial Services	4.0%
Oil & Gas	3.9%
Auto Parts & Equipment	3.7%
Retail	3.5%
Healthcare-Services	3.5%
Miscellaneous Manufacturing	2.9%
Commercial Services	2.7%
Savings & Loans	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
Effective September 29, 2025, the Fund entered into a contractual advisory fee waiver agreement with VALIC to lower the advisory fee rate payable by the Fund to VALIC to 0.72% of the Fund’s average daily net assets on the first $500 million and 0.67% of the Fund’s average daily net assets over $500 million. Effective April 30, 2026, Invesco Advisers, Inc. (“Invesco) was appointed as subadviser to the Fund, replacing the existing subadviser, Allspring Global Investments, LLC. In connection with Invesco’s appointment, the Fund’s investment objective, investment strategies and techniques were revised to reflect the investment strategies and techniques used by Invesco. As a result of these changes, Real Estate Investment Trusts Risk was added as a principal risk, and Value Style Risk was removed as a principal risk. Also effective April 30, 2026, the Fund’s contractual advisory fee waiver was amended to lower the advisory fee rate payable by the Fund to VALIC to 0.64% of the Fund’s average daily net assets on the first $500 million and 0.59% of the Fund’s average daily net assets over $500 million. In addition, the Fund changed its name from the “Small Cap Special Values Fund” to the “Small Cap Core Fund.” For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R632 (05/26)

VALIC Company I

VALIC Company I
Small Cap Growth
VVSGX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Small Cap Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund*	$99	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 25.99% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 41.87% for the Russell 2000® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large-cap equities. Value stocks outperformed growth in the small-cap space.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | financials; industrials; communication services
Security selection in the following sectors  | utilities; consumer staples; communication services
Position weightings  | Sterling Infrastructure, Inc.; MACOM Technology Solutions Holdings, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | utilities; cash; energy
Security selection in the following sectors  | industrials; financials; consumer discretionary
Position weightings   | lack of position in Bloom Energy Corp., Class A; Klaviyo, Inc., Class A; Q2 Holdings, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Growth Fund	25.99%	0.37%	12.76%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Growth Index	41.87%	5.80%	11.53%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$540M
Total number of portfolio holdings	153
Total net advisory fee paid	$3.9M
Portfolio turnover rate during the reporting period	99%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Biotechnology	10.3%
Semiconductors	8.0%
Engineering & Construction	6.1%
Aerospace/Defense	5.1%
Software	5.1%
Electronics	4.8%
Healthcare-Services	4.1%
Machinery-Diversified	3.4%
Diversified Financial Services	3.3%
Healthcare-Products	3.3%
Retail	3.2%
Internet	3.0%
Electric	2.9%
Telecommunications	2.8%
Pharmaceuticals	2.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R467 (05/26)

VALIC Company I

VALIC Company I
Small Cap Index
VCSLX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Small Cap Index Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Fund*	$44	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 42.62% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 43.08% for the Russell 2000® Index (the "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; industrials; health care
Position weightings  | Bloom Energy Corp., Class A; Credo Technology Group Holding, Ltd.; Sterling Infrastructure, Inc.
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | consumer staples
Position weightings  | Hims & Hers Health, Inc.; Badger Meter, Inc.; SPS Commerce, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Index Fund	42.62%	6.21%	10.84%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Index	43.08%	6.61%	11.21%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,368M
Total number of portfolio holdings	1,933
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	8.2%
Biotechnology	7.8%
REITS	5.2%
Software	4.7%
Semiconductors	4.1%
Electronics	3.6%
Telecommunications	3.5%
Commercial Services	3.3%
Engineering & Construction	3.3%
Healthcare-Products	3.0%
Short-Term Investments	3.0%
Retail	2.7%
Diversified Financial Services	2.6%
Oil & Gas	2.5%
Pharmaceuticals	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R863 (05/26)

VALIC Company I

VALIC Company I
Small Cap Value
VVSCX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Small Cap Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund*	$103	0.85%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 42.14% for the year ended May 31, 2026, compared to a return of 29.45% for the Russell 3000® Index (a broad-based securities market index) and 44.36% for the Russell 2000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap equities.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | software & services; basic materials; cash
Security selection in the following sectors  | basic materials; retail; finance
Position weightings  | Modine Manufacturing Co.; MYR Group, Inc.; Erasca, Inc.
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | systems hardware; pharmaceuticals; telecommunications
Security selection in the following sectors  | pharmaceuticals; software & services; energy
Position weightings   | MaxLinear, Inc.; DNOW, Inc.; ABM Industries, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Small Cap Value Fund	42.14%	7.34%	9.63%
Russell 3000® Index	29.45%	12.92%	15.12%
Russell 2000® Value Index	44.36%	7.27%	10.50%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$252M
Total number of portfolio holdings	473
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	80%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Banks	15.0%
REITS	9.7%
Biotechnology	5.3%
Oil & Gas	4.3%
Investment Companies	3.8%
Semiconductors	3.4%
Electronics	3.3%
Repurchase Agreements	2.8%
Insurance	2.8%
Electric	2.7%
Auto Parts & Equipment	2.5%
Diversified Financial Services	2.4%
Retail	2.4%
Transportation	2.4%
Software	2.3%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.

91915R483 (05/26)

VALIC Company I

VALIC Company I
Stock Index
VSTIX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Stock Index Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Index Fund*	$25	0.22%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is managed to seek to track the performance of the Index. The Subadviser may endeavor to track the Index by purchasing every stock included in the Index, in the same proportions; or, in the alternative, the Subadviser may invest in a sampling of Index stocks by utilizing a statistical technique known as "optimization".
The Fund posted a return of 29.47% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market & "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; communication services; industrials
Position weightings  | NVIDIA Corp.; Apple, Inc.; Alphabet, Inc., Class A
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors  | none
Position weightings  | Netflix, Inc.; Intuit, Inc.; Boston Scientific Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Stock Index Fund	29.47%	13.80%	15.28%
S&P 500® Index	29.78%	14.15%	15.65%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$7,158M
Total number of portfolio holdings	508
Total net advisory fee paid	$8.8M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	18.1%
Internet	14.4%
Computers	9.6%
Software	8.2%
Pharmaceuticals	4.3%
Banks	4.2%
Retail	3.8%
Diversified Financial Services	3.2%
Insurance	2.8%
Oil & Gas	2.4%
Auto Manufacturers	2.3%
Telecommunications	2.1%
Electric	2.0%
Aerospace/Defense	1.9%
Healthcare-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R848 (05/26)

VALIC Company I

VALIC Company I
Systematic Core
VCGAX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Systematic Core Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Core Fund*	$70	0.63%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 22.73% for the year ended May 31, 2026, compared to a return of 28.85% for the Russell 1000® Index (a broad-based securities market & "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap equities significantly, according to the Russell® family of indices. In terms of style factors, value remained flat with respect to growth.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | real estate; utilities; communication services
Security selection in the following sectors  | health care; financials; communication services
Position weightings  | Ciena Corp.; Millicom International Cellular SA; Jazz Pharmaceuticals PLC
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings; sector allocations
Allocations in the following sectors  | financials; information technology; consumer staples
Security selection in the following sectors  | information technology; industrials; consumer staples
Position weightings   | Micron Technology, Inc; Advanced Micro Devices, Inc; Intel Corp.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Core Fund	22.73%	11.24%	14.31%
Russell 1000® Index	28.85%	13.33%	15.38%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$680M
Total number of portfolio holdings	347
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	58%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Internet	15.1%
Semiconductors	14.2%
Computers	8.5%
Software	7.2%
Retail	6.7%
Insurance	5.1%
Banks	5.0%
Diversified Financial Services	4.6%
Pharmaceuticals	4.4%
Unaffiliated Investment Companies	2.8%
Biotechnology	2.6%
Telecommunications	2.3%
Oil & Gas	1.6%
Food	1.5%
Apparel	1.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R509 (05/26)

VALIC Company I

VALIC Company I
Systematic Growth
VCBCX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Systematic Growth Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Growth Fund*	$72	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 26.47% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market index) and 28.66% for the Russell 1000® Growth Index (the "Performance Index").U.S. growth stocks, as measured by the Russell 1000 Growth Index, rose during the 1-year period. Against this backdrop, factor behavior was mixed, as investors reacted to ever evolving uncertainties. During the period, stocks with positive fundamental trends and attractive pricing outperformed, while higher quality stocks generally underperformed.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Goldman Sachs Asset Management, LLC | Allocations in the following sectors: communication services; real estate; utilities. Security selection in the following sectors: communication services; health care; materials. Position weightings: Alphabet, Inc., Class A; Netflix, Inc.; Comfort Systems USA, Inc.
Wellington Management Company, LLP  | Allocations in the following sectors: consumer staples; consumer discretionary; real estate. Security selection in the following sectors: industrials; communication services; materials. Position weightings: Comfort Systems USA, Inc.; Dell Technologies, Inc., Class C; ServiceNow, Inc.
TOP PERFORMANCE DETRACTORS
Goldman Sachs Asset Management, LLC  | In aggregate: sector allocations. Allocations in the following sectors: cash; information technology; financials. Security selection in the following sectors: information technology; consumer discretionary; industrials. Position weightings: Advanced Micro Devices, Inc.; Broadcom, Inc.; Microsoft Corp.
Wellington Management Company, LLP  | Allocations in the following sectors: financials; cash; health care. Security selection in the following sectors: financials; information technology; health care. Position weightings: Advanced Micro Devices, Inc.; Fiserv, Inc.; Brown & Brown, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Growth Fund	26.47%	10.36%	15.93%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Growth Index	28.66%	15.73%	18.86%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,066M
Total number of portfolio holdings	183
Total net advisory fee paid	$5.6M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	22.9%
Internet	20.3%
Software	13.7%
Computers	12.7%
Diversified Financial Services	4.6%
Pharmaceuticals	4.2%
Retail	3.2%
Auto Manufacturers	2.4%
Unaffiliated Investment Companies	1.8%
Biotechnology	1.6%
Commercial Services	1.4%
Apparel	1.2%
Engineering & Construction	1.0%
Distribution/Wholesale	0.9%
Beverages	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R764 (05/26)

VALIC Company I

VALIC Company I
Systematic Value
VBCVX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I Systematic Value Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Systematic Value Fund*	$72	0.64%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund posted a return of 25.53% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market index) and 28.55% for the Russell 1000® Value Index (the "Performance Index"). U.S. value stocks, as measured by the Russell 1000 Value Index, rose during the 1-year period ending May 31, 2026. Against this backdrop, factor behavior was mixed, as investors reacted to ever evolving uncertainties. During the period, deeper value stocks and value stocks with positive fundamental trend generally outperformed, while higher quality value stocks generally underperformed.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors | information technology; utilities; consumer discretionary
Security selection in the following sectors  | health care; consumer discretionary; energy
Position weightings  | Micron Technology, Inc.; Dell Technologies, Inc., Class C; APA Corp.
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | financials; energy; cash
Security selection in the following sectors  | information technology; communication services; consumer staples
Position weightings   | Intel Corp.; Boston Scientific Corp.; Roper Technologies, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Systematic Value Fund	25.53%	11.53%	11.35%
S&P 500® Index	29.78%	14.15%	15.65%
Russell 1000® Value Index	28.55%	10.42%	11.37%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$653M
Total number of portfolio holdings	162
Total net advisory fee paid	$2.7M
Portfolio turnover rate during the reporting period	93%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	9.6%
Internet	8.6%
Banks	8.4%
Insurance	6.8%
Computers	6.0%
Oil & Gas	5.1%
Diversified Financial Services	4.8%
Pharmaceuticals	4.7%
REITS	4.1%
Telecommunications	3.1%
Biotechnology	2.8%
Electronics	2.6%
Retail	2.6%
Healthcare-Products	2.3%
Agriculture	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R699 (05/26)

VALIC Company I

VALIC Company I
U.S. Socially Responsible
VSRDX
ANNUAL SHAREHOLDER REPORT | May 31, 2026
This annual shareholder report contains important information about the VALIC Company I U.S. Socially Responsible Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by contacting us at 1-800-448-2542.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
What were the Fund costs for the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Socially Responsible Fund*	$40	0.36%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Fund.

Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund is an optimized portfolio which seeks to track the S&P 500® Index while investing in socially responsive companies. The Fund's criteria do not permit investment in companies whose businesses rely significantly on alcohol, firearms, gambling, tobacco, nuclear power, or production of weaponry. Furthermore, companies deemed to have poor labor/employee relations or environmental records are also screened out of the investable universe. These criteria may create differences in Fund performance relative to the Benchmark.
The Fund posted a return of 24.86% for the year ended May 31, 2026, compared to a return of 29.78% for the S&P 500® Index (a broad-based securities market & "Performance Index"). Over the period, U.S. equities advanced, with technology-heavy and growth-oriented benchmarks leading the market. Smaller-cap equities also rose, while mid-cap growth lagged value-oriented benchmarks.
The following is a summary of the top contributors and detractors that impacted the Fund's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
In aggregate | sector allocations
Allocations in the following sectors  | information technology; consumer staples; health care
Security selection in the following sectors  | information technology; real estate
Position weightings  | Western Digital Corp.; lack of position in Microsoft Corp.; Seagate Technology Holdings PLC
TOP PERFORMANCE DETRACTORS
In aggregate  | position weightings
Allocations in the following sectors  | financials; communication services; real estate
Security selection in the following sectors  | communication services; financials, health care
Position weightings   | lack of position in Alphabet, Inc., Class A; lack of position in Alphabet, Inc., Class C; Apple, Inc.
Fund Performance
The following graph compares a $10,000 initial investment in the Fund to the index(es) listed below for the last 10 fiscal years of the Fund.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
U.S. Socially Responsible Fund	24.86%	11.81%	14.00%
S&P 500® Index	29.78%	14.15%	15.65%
The Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund's returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund's returns.
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$420M
Total number of portfolio holdings	162
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Fund's net assets as of the end of the period.
Top Industries*
Semiconductors	22.1%
Computers	11.4%
Diversified Financial Services	7.7%
Software	7.3%
Internet	5.8%
Telecommunications	4.6%
Retail	4.1%
Healthcare-Products	3.0%
Commercial Services	2.9%
REITS	2.7%
Electric	2.6%
Insurance	2.2%
Biotechnology	2.1%
Chemicals	1.7%
Beverages	1.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the period.  Effective January 1, 2026, The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to the Fund, replaced SunAmerica Asset Management, LLC (“SunAmerica”) as the administrator of VALIC Company I (“VC I”) and SunAmerica became VC I’s sub-administrator.  Additionally, on March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge Financial, Inc. and EQH. Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.  For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at corebridgefinancial.com/rs/prospectus-and-reports/annuities#underlyingfunds. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
For additional information, please scan the QR code at left to navigate to additional hosted material.
91915R475 (05/26)
VALIC Company I

(b) Not applicable.

Item 2. Code of Ethics.

VALIC Company I (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). There were no material amendments to the Code during the fiscal year ended May 31, 2026.  During the fiscal year ended May 31, 2026, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Financial Officers (the “Covered Officers”).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Eileen A. Kamerick, the Chair of the registrant’s Audit Committee, and Darlene T. DeRemer each qualify as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. DeRemer and Ms. Kamerick are considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(a) Audit Fees	$1,176,935	$1,176,935
(b) Audit-Related Fees	$14,275	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Audit-Related Fees represent amounts incurred for the principal accountant's review of an additional registration statement filed with the SEC during the fiscal year ended May 31, 2026.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2026	2025
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$685,000	$490,000

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE18 report.

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entities controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provide ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2026 and 2025 were $685,000 and $593,488 respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

VALIC Company I

Annual Financial Statements and Other Information
May 31, 2026

VALIC Company I
Annual Financial Statements and Other Information May 31, 2026

VALIC Company I Aggressive Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 98.6%
Domestic Equity Investment Companies — 56.9%
VALIC Company I Large Cap Core Fund	5,930,430	$106,629,125
VALIC Company I Small Cap Growth Fund	1,027,321	19,858,106
VALIC Company I Small Cap Value Fund	1,354,850	17,802,730
VALIC Company I Stock Index Fund	2,392,827	160,319,408
VALIC Company I Systematic Growth Fund	3,708,744	73,729,830
VALIC Company I Systematic Value Fund	4,158,626	70,862,994
Total Domestic Equity Investment Companies (cost $382,693,333)		449,202,193
Domestic Fixed Income Investment Companies — 21.4%
VALIC Company I Core Bond Fund	16,388,821	160,774,337
VALIC Company I High Yield Bond Fund	1,111,457	7,835,767
Total Domestic Fixed Income Investment Companies (cost $168,295,580)		168,610,104
International Equity Investment Companies — 20.3%
VALIC Company I Emerging Economies Fund	418,974	4,181,362
VALIC Company I International Equities Index Fund	15,044,984	155,866,034
Total International Equity Investment Companies (cost $117,690,255)		160,047,396
Total Long-Term Investment Securities (cost $668,679,168)		777,859,693
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2) (cost $11,015,443)	11,015,443	$11,015,443
TOTAL INVESTMENTS (cost $679,694,611)(3)	100.0%	788,875,136
Other assets less liabilities	(0.0)	(166,485)
NET ASSETS	100.0%	$788,708,651

^	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
#
The VALIC Company I Aggressive Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$777,859,693	$—	$—	$777,859,693
Short-Term Investments	11,015,443	—	—	11,015,443
Total Investments at Value	$788,875,136	$—	$—	$788,875,136

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.2%
Aerospace/Defense — 1.3%
Howmet Aerospace, Inc.	4,230	$1,092,397
Northrop Grumman Corp.	1,551	874,268
		1,966,665
Auto Manufacturers — 0.7%
Tesla, Inc.†	2,441	1,063,763
Banks — 3.0%
Morgan Stanley	8,004	1,664,832
US Bancorp	11,875	651,344
Wells Fargo & Co.	27,969	2,168,716
		4,484,892
Biotechnology — 0.7%
Regeneron Pharmaceuticals, Inc.	716	440,182
Vertex Pharmaceuticals, Inc.†	1,379	617,158
		1,057,340
Building Materials — 1.3%
Carrier Global Corp.	4,652	297,123
Trane Technologies PLC	1,782	804,217
Vulcan Materials Co.	2,945	833,199
		1,934,539
Commercial Services — 0.8%
Affirm Holdings, Inc.†	4,835	356,098
United Rentals, Inc.	807	803,505
		1,159,603
Computers — 5.5%
Apple, Inc.	19,732	6,157,568
Crowdstrike Holdings, Inc., Class A†	1,108	809,948
Western Digital Corp.	2,269	1,205,315
		8,172,831
Diversified Financial Services — 3.1%
American Express Co.	6,413	2,029,522
Mastercard, Inc., Class A	5,171	2,554,371
		4,583,893
Electric — 2.3%
Entergy Corp.	6,304	687,451
NextEra Energy, Inc.	22,444	1,952,853
Southern Co.	8,520	784,266
		3,424,570
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	2,716	1,088,030
Electronics — 0.5%
Amphenol Corp., Class A	4,645	690,990
Food — 0.5%
Mondelez International, Inc., Class A	11,832	723,763
Healthcare-Products — 1.8%
Boston Scientific Corp.†	110	5,314
Edwards Lifesciences Corp.†	9,527	823,800
Medtronic PLC	9,203	679,274
Stryker Corp.	3,714	1,133,104
		2,641,492
Insurance — 1.5%
Aon PLC, Class A	1,788	565,115
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co.	4,926	$990,668
Progressive Corp.	3,759	715,714
		2,271,497
Internet — 9.2%
Alphabet, Inc., Class A	16,857	6,411,391
Amazon.com, Inc.†	16,495	4,464,207
DoorDash, Inc., Class A†	2,510	399,818
Meta Platforms, Inc., Class A	4,014	2,538,895
		13,814,311
Lodging — 0.2%
Marriott International, Inc., Class A	961	360,952
Machinery-Diversified — 0.4%
Deere & Co.	999	541,638
Media — 1.0%
Walt Disney Co.	14,202	1,446,190
Oil & Gas — 0.7%
ConocoPhillips	9,130	1,040,637
Oil & Gas Services — 1.2%
Baker Hughes Co.	28,734	1,835,528
Pharmaceuticals — 2.1%
AbbVie, Inc.	5,730	1,247,536
Eli Lilly & Co.	1,652	1,825,460
		3,072,996
Private Equity — 0.7%
Blackstone, Inc.	9,585	1,121,157
REITS — 0.4%
Prologis, Inc.	4,561	654,367
Retail — 3.9%
AutoZone, Inc.†	284	833,594
Chipotle Mexican Grill, Inc.†	8,037	256,059
Lowe's Cos., Inc.	7,529	1,613,916
McDonald's Corp.	5,798	1,618,802
Walmart, Inc.	12,588	1,457,061
		5,779,432
Semiconductors — 12.6%
Advanced Micro Devices, Inc.†	3,635	1,876,023
ASML Holding NV	529	853,150
Broadcom, Inc.	9,128	4,078,117
Micron Technology, Inc.	2,396	2,326,516
NVIDIA Corp.	38,534	8,136,069
NXP Semiconductors NV	4,832	1,552,763
		18,822,638
Software — 4.9%
Cadence Design Systems, Inc.†	1,665	624,258
Intuit, Inc.	2,417	801,308
Microsoft Corp.	8,357	3,762,656
Oracle Corp.	5,793	1,307,944
Palantir Technologies, Inc., Class A†	5,495	860,187
		7,356,353
Transportation — 0.2%
Canadian Pacific Kansas City, Ltd.	3,972	354,779
Total Common Stocks (cost $70,943,078)		91,464,846

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 9.1%
Aerospace/Defense — 0.2%
Boeing Co.
3.45%, 11/01/2028	$19,000	$18,537
6.53%, 05/01/2034	25,000	27,292
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	45,000	44,512
L3Harris Technologies, Inc.
5.25%, 06/01/2031	40,000	40,871
5.40%, 07/31/2033	28,000	28,744
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,902
RTX Corp.
5.15%, 02/27/2033	23,000	23,460
		237,318
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	50,000	44,046
BAT Capital Corp.
4.39%, 08/15/2037	20,000	18,297
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	23,764
4.65%, 09/17/2034	32,000	31,037
5.15%, 08/04/2035	10,000	9,992
		127,136
Airlines — 0.2%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	44,464	42,965
3.95%, 01/11/2032	71,240	68,340
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	53,321	51,280
United Airlines Pass-Through Trust
3.10%, 04/07/2030	20,328	19,413
3.50%, 11/01/2029	17,627	17,184
3.70%, 09/01/2031	27,941	26,733
5.45%, 08/15/2038	136,263	139,534
		365,449
Auto Manufacturers — 0.1%
Hyundai Capital America
2.38%, 10/15/2027*	120,000	116,625
Banks — 2.9%
Bank of America Corp.
2.55%, 02/04/2028	25,000	24,700
2.57%, 10/20/2032	40,000	35,657
2.68%, 06/19/2041	144,000	104,454
2.97%, 02/04/2033	30,000	27,126
5.05%, 02/06/2037	35,000	34,503
5.51%, 01/24/2036	40,000	40,978
Bank of New York Mellon Corp.
6.47%, 10/25/2034	30,000	32,751
Bank of Nova Scotia
4.81%, 02/02/2034	65,000	64,161
BNP Paribas SA
5.18%, 01/09/2030*	200,000	202,624
BPCE SA
4.76%, 01/13/2032*	250,000	247,037
Citigroup, Inc.
3.06%, 01/25/2033	88,000	79,825
4.50%, 09/11/2031	25,000	24,734
4.54%, 09/19/2030	69,000	68,722
5.17%, 09/11/2036	25,000	24,878
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.45%, 06/11/2035	$50,000	$50,877
Danske Bank A/S
4.61%, 10/02/2030*	200,000	198,967
5.02%, 03/04/2031*	200,000	201,179
Deutsche Bank AG
2.55%, 01/07/2028	150,000	148,293
5.37%, 01/10/2029	150,000	151,679
Fifth Third Bancorp
5.14%, 01/29/2037	30,000	29,394
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	24,769
2.38%, 07/21/2032	15,000	13,263
2.64%, 02/24/2028	37,000	36,532
4.52%, 01/21/2032	60,000	59,074
4.94%, 10/21/2036	60,000	58,276
5.05%, 07/23/2030	45,000	45,418
5.07%, 01/21/2037	40,000	39,131
5.22%, 04/23/2031	52,000	52,761
5.33%, 07/23/2035	95,000	95,611
5.54%, 01/28/2036	20,000	20,349
6.48%, 10/24/2029	40,000	41,651
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	101,108
Huntington Bancshares, Inc.
5.27%, 01/15/2031	30,000	30,443
KeyCorp
5.12%, 04/04/2031	95,000	95,873
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	89,489
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	127,878
Morgan Stanley
4.36%, 10/22/2031	80,000	78,509
4.46%, 04/22/2039	110,000	101,817
4.81%, 04/16/2032	30,000	29,872
4.89%, 10/22/2036	10,000	9,704
5.04%, 07/19/2030	10,000	10,092
5.07%, 01/30/2037	30,000	29,377
5.32%, 07/19/2035	15,000	15,150
5.66%, 04/18/2030	40,000	41,012
5.90%, 03/13/2047	100,000	101,487
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	30,000	29,931
5.07%, 01/24/2034	37,000	37,112
5.37%, 07/21/2036	45,000	45,440
Santander Holdings USA, Inc.
6.17%, 01/09/2030	40,000	41,225
Societe Generale SA
6.69%, 01/10/2034*	200,000	214,573
State Street Corp.
4.78%, 10/23/2036	20,000	19,478
Truist Financial Corp.
4.96%, 10/23/2036	40,000	38,781
5.12%, 01/26/2034	20,000	20,009
5.28%, 04/23/2037	30,000	29,719
5.71%, 01/24/2035	17,000	17,519
7.16%, 10/30/2029	22,000	23,272
UBS Group AG
4.84%, 11/06/2033*	200,000	196,435
US Bancorp
5.08%, 05/15/2031	35,000	35,488
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	52,489

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
4.61%, 04/25/2053	$80,000	$67,463
4.96%, 01/23/2037	90,000	87,895
5.21%, 12/03/2035	60,000	60,064
5.50%, 01/23/2035	100,000	102,131
		4,260,209
Beverages — 0.0%
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	15,000	15,009
5.70%, 03/26/2036*	10,000	10,106
		25,115
Biotechnology — 0.1%
Amgen, Inc.
5.65%, 03/02/2053	81,000	78,747
Biogen, Inc.
5.75%, 05/15/2035	25,000	26,040
		104,787
Chemicals — 0.1%
EIDP, Inc.
5.13%, 05/15/2032	45,000	45,604
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	100,000	89,923
RPM International, Inc.
2.95%, 01/15/2032	37,000	33,463
		168,990
Commercial Services — 0.2%
Element Fleet Management Corp.
5.04%, 03/25/2030*	40,000	40,352
6.32%, 12/04/2028*	30,000	31,151
ERAC USA Finance LLC
5.20%, 10/30/2034*	20,000	20,169
Global Payments, Inc.
3.20%, 08/15/2029	27,000	25,548
5.40%, 03/15/2033	11,000	10,854
5.55%, 11/15/2035	70,000	68,290
Quanta Services, Inc.
5.10%, 08/09/2035	30,000	29,911
		226,275
Computers — 0.2%
Accenture Capital, Inc.
4.50%, 10/04/2034	13,000	12,581
Apple, Inc.
2.70%, 08/05/2051	130,000	80,390
CGI, Inc.
2.30%, 09/14/2031	42,000	36,565
Dell International LLC/EMC Corp.
5.30%, 04/01/2032	70,000	71,495
Leidos, Inc.
2.30%, 02/15/2031	141,000	125,970
		327,001
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/2032	150,000	137,255
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	150,000	151,220
American Express Co.
4.80%, 10/24/2036	20,000	19,354
4.92%, 07/20/2033	15,000	15,018
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
5.44%, 01/30/2036	$30,000	$30,623
Aviation Capital Group LLC
5.13%, 04/10/2030*	25,000	25,106
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	17,000	16,487
4.20%, 04/15/2029*	15,000	14,750
4.70%, 01/30/2031*	25,000	24,582
4.85%, 04/01/2033*	35,000	33,886
4.95%, 01/15/2028*	28,000	28,111
4.95%, 10/15/2032*	7,000	6,829
5.15%, 01/15/2030*	30,000	30,143
5.75%, 03/01/2029*	10,000	10,222
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	93,011
5.40%, 01/30/2037	60,000	59,231
Nasdaq, Inc.
5.55%, 02/15/2034	14,000	14,457
		710,285
Electric — 1.4%
AES Corp.
5.80%, 03/15/2032	40,000	40,648
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	30,000	29,340
Constellation Energy Generation LLC
5.80%, 03/01/2033	6,000	6,290
Consumers 2023 Securitization Funding LLC
5.21%, 09/01/2031	108,000	109,990
Duke Energy Corp.
5.70%, 09/15/2055	25,000	23,987
6.10%, 09/15/2053	30,000	30,441
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	34,749
Edison International
5.00%, 05/05/2028	10,000	10,021
Emera US Finance LP
4.75%, 06/15/2046	174,000	147,546
Evergy Metro, Inc.
5.40%, 04/01/2034#	71,000	72,853
Evergy, Inc.
2.90%, 09/15/2029	80,000	75,938
ITC Holdings Corp.
5.30%, 07/01/2043	25,000	23,119
5.50%, 04/15/2036*	20,000	20,219
Jersey Central Power & Light Co.
5.10%, 01/15/2035	15,000	14,971
MidAmerican Energy Co.
5.85%, 09/15/2054	20,000	20,296
New England Power Co.
2.81%, 10/06/2050*	58,000	34,997
NextEra Energy Capital Holdings, Inc.
5.55%, 03/15/2054	60,000	56,829
NRG Energy, Inc.
2.45%, 12/02/2027*	308,000	298,194
5.41%, 10/15/2035*	45,000	44,187
Pacific Gas & Electric Co.
4.30%, 03/15/2045	10,000	7,875
5.80%, 05/15/2034	66,000	67,554
5.90%, 10/01/2054	5,000	4,731
6.00%, 08/15/2035	80,000	82,539
6.40%, 06/15/2033	57,000	60,659
PG&E Recovery Funding LLC
5.23%, 06/01/2042	255,000	253,255

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.53%, 06/01/2051	$30,000	$29,623
5.54%, 07/15/2049	30,000	29,508
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	19,213
5.10%, 06/01/2054	30,000	27,499
Public Service Co. of Oklahoma
5.20%, 01/15/2035	10,000	10,004
5.25%, 01/15/2033	40,000	40,601
Puget Energy, Inc.
5.73%, 03/15/2035	15,000	15,112
San Diego Gas & Electric Co.
5.95%, 03/15/2056	10,000	10,125
SCE Recovery Funding LLC
4.70%, 06/15/2042	21,984	21,374
5.34%, 03/15/2047	25,000	24,718
Sigeco Securitization I LLC
5.03%, 11/15/2038	19,910	20,009
Southern California Edison Co.
5.45%, 06/01/2031	60,000	61,236
5.90%, 03/01/2055	15,000	14,272
Southern Co.
5.20%, 06/15/2033	54,000	54,687
Union Electric Co.
3.90%, 04/01/2052	27,000	20,391
Vistra Operations Co. LLC
5.25%, 10/15/2035*	38,000	36,921
5.35%, 01/31/2036*	20,000	19,557
5.70%, 12/30/2034*	15,000	15,174
6.00%, 04/15/2034*	4,000	4,121
		2,045,373
Electronics — 0.0%
Amphenol Corp.
5.30%, 11/15/2055	40,000	37,858
Food — 0.2%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	35,000	34,921
5.63%, 03/10/2037*	5,000	4,985
5.95%, 04/20/2035	15,000	15,464
6.38%, 04/15/2066	40,000	39,093
6.75%, 03/15/2034	5,000	5,444
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	25,000	23,293
Kraft Heinz Foods Co.
4.38%, 06/01/2046	5,000	4,014
4.63%, 10/01/2039	40,000	35,671
Kroger Co.
5.00%, 09/15/2034	20,000	19,802
5.50%, 09/15/2054	10,000	9,397
Mars, Inc.
5.65%, 05/01/2045*	55,000	54,537
Tyson Foods, Inc.
5.70%, 03/15/2034	30,000	31,083
		277,704
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	21,792
Southern California Gas Co.
6.35%, 11/15/2052	25,000	26,557
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	$15,000	$14,878
5.75%, 09/15/2033	20,000	20,831
		84,058
Healthcare-Products — 0.0%
Solventum Corp.
5.60%, 03/23/2034	37,000	37,951
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	35,000	34,563
		72,514
Healthcare-Services — 0.2%
Cigna Group
3.20%, 03/15/2040	53,000	41,431
HCA, Inc.
3.50%, 07/15/2051	7,000	4,686
3.63%, 03/15/2032	12,000	11,167
4.90%, 11/15/2035	10,000	9,679
5.45%, 09/15/2034	45,000	45,442
5.50%, 06/15/2047	10,000	9,271
5.75%, 03/01/2035	28,000	28,815
5.95%, 09/15/2054	15,000	14,581
6.10%, 04/01/2064	55,000	54,277
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,111
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,476
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	20,077
		288,013
Insurance — 0.2%
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	43,537
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	30,000	30,494
F&G Global Funding
1.75%, 06/30/2026*	25,000	24,942
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	50,086
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	80,000	81,904
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	38,963
		269,926
Internet — 0.2%
Alphabet, Inc.
5.50%, 02/15/2046	20,000	19,810
5.65%, 02/15/2056	30,000	29,823
5.75%, 02/15/2066	20,000	19,846
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	38,531
4.88%, 03/13/2036	18,000	17,784
5.80%, 03/13/2056	30,000	30,029
Meta Platforms, Inc.
4.88%, 11/15/2035	50,000	48,853
5.25%, 05/15/2036	15,000	14,987
5.40%, 08/15/2054	20,000	17,904
5.50%, 11/15/2045	50,000	46,934
5.60%, 05/15/2053	35,000	32,412
6.30%, 05/15/2056	20,000	20,180

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
Uber Technologies, Inc.
4.80%, 09/15/2034	$20,000	$19,572
		356,665
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	50,000	44,675
3.50%, 06/01/2041	35,000	24,440
Comcast Corp.
3.25%, 11/01/2039	154,000	119,138
5.30%, 06/01/2034	50,000	50,811
Time Warner Cable LLC
5.88%, 11/15/2040	30,000	26,974
		266,038
Mining — 0.1%
Glencore Funding LLC
2.50%, 09/01/2030*	75,000	68,362
5.63%, 04/04/2034*	30,000	30,907
		99,269
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	25,910
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	89,738
ConocoPhillips Co.
5.50%, 01/15/2055#	25,000	24,063
Coterra Energy, Inc.
5.40%, 02/15/2035	30,000	30,404
Devon Energy Corp.
5.75%, 09/15/2054	11,000	10,645
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	68,485
Pioneer Natural Resources Co.
2.15%, 01/15/2031	20,000	18,008
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	43,473
		284,816
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	30,000	29,548
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036#	35,000	34,360
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.75%, 03/15/2036	45,000	44,103
5.05%, 03/15/2034	50,000	50,743
5.55%, 03/15/2056	50,000	49,040
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	17,000	12,412
4.13%, 06/15/2039	48,000	42,955
4.25%, 10/26/2049	61,000	49,530
5.55%, 02/22/2054	2,000	1,948
Cencora, Inc.
4.25%, 03/01/2045	50,000	41,396
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.13%, 02/15/2034	$80,000	$80,408
Eli Lilly & Co.
5.70%, 05/20/2066	20,000	20,096
Merck & Co., Inc.
2.90%, 12/10/2061	30,000	17,342
4.00%, 03/07/2049	20,000	15,851
Novartis Capital Corp.
5.70%, 03/18/2056	10,000	10,144
Pfizer Investment Enterprises Pte., Ltd.
5.34%, 05/19/2063	50,000	46,111
		482,079
Pipelines — 0.3%
Cheniere Energy Partners LP
5.55%, 10/30/2035	15,000	15,304
Cheniere Energy, Inc.
5.65%, 04/15/2034	20,000	20,598
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	11,000	11,063
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	75,000	76,110
5.96%, 02/15/2055*	50,000	49,417
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	20,000	20,477
Enbridge, Inc.
5.63%, 04/05/2034	30,000	31,082
Energy Transfer LP
5.25%, 07/01/2029	50,000	50,939
5.35%, 01/15/2036	7,000	6,986
6.00%, 06/15/2048	35,000	34,107
Enterprise Products Operating LLC
4.45%, 02/15/2043	20,000	17,515
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	41,000	40,300
ONEOK, Inc.
4.75%, 10/15/2031	55,000	54,672
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	10,000	10,066
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	36,271
Western Midstream Operating LP
5.25%, 02/01/2050#	10,000	8,734
		483,641
REITS — 0.4%
American Tower Corp.
2.95%, 01/15/2051	57,000	35,966
3.10%, 06/15/2050	88,000	57,569
Brixmor Operating Partnership LP
2.50%, 08/16/2031	15,000	13,396
COPT Defense Properties LP
2.75%, 04/15/2031	36,000	32,664
Crown Castle, Inc.
5.80%, 03/01/2034	20,000	20,644
CubeSmart LP
2.00%, 02/15/2031	85,000	74,966
DOC DR LLC
2.63%, 11/01/2031	15,000	13,382
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/2030	50,000	49,539
Goodman US Finance Eight LLC
5.88%, 04/28/2046*	10,000	9,851

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Goodman US Finance Six LLC
5.13%, 10/07/2034*	$15,000	$14,827
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	35,879
2.88%, 01/15/2031	56,000	51,522
NNN REIT, Inc.
5.50%, 06/15/2034	30,000	30,586
Safehold GL Holdings LLC
2.85%, 01/15/2032	46,000	41,196
UDR, Inc.
2.10%, 08/01/2032	57,000	48,466
WP Carey, Inc.
2.40%, 02/01/2031	141,000	126,716
		657,169
Retail — 0.0%
Home Depot, Inc.
3.63%, 04/15/2052	25,000	17,998
Semiconductors — 0.3%
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	8,365
4.55%, 02/15/2032	87,000	86,153
4.80%, 02/15/2036	10,000	9,736
5.05%, 07/12/2029	100,000	101,744
Intel Corp.
3.25%, 11/15/2049	20,000	13,143
3.73%, 12/08/2047	15,000	10,876
5.70%, 02/10/2053	28,000	26,608
KLA Corp.
3.30%, 03/01/2050	105,000	72,768
Marvell Technology, Inc.
2.95%, 04/15/2031	40,000	36,861
5.45%, 07/15/2035	67,000	68,554
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	40,000	30,446
		465,254
Software — 0.3%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	20,000	19,852
Fiserv, Inc.
5.15%, 08/12/2034	25,000	24,371
Oracle Corp.
3.65%, 03/25/2041	70,000	51,260
3.80%, 11/15/2037	70,000	56,771
3.95%, 03/25/2051	10,000	6,569
4.90%, 02/06/2033	40,000	38,452
5.70%, 02/04/2036	25,000	24,562
6.55%, 02/04/2046	10,000	9,642
6.70%, 02/04/2056	40,000	38,524
6.85%, 02/04/2066	20,000	19,158
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	25,151
Synopsys, Inc.
5.70%, 04/01/2055	35,000	34,122
Take-Two Interactive Software, Inc.
5.40%, 06/12/2029	70,000	71,462
VMware, Inc.
4.70%, 05/15/2030	94,000	94,338
		514,234
Security Description	Shares or Principal Amount	Value

Telecommunications — 0.1%
AT&T, Inc.
3.55%, 09/15/2055	$30,000	$19,614
5.13%, 04/30/2036	60,000	59,165
T-Mobile USA, Inc.
3.40%, 10/15/2052	45,000	29,952
		108,731
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,239
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	10,000	9,945
Total Corporate Bonds & Notes (cost $14,552,821)		13,599,532
ASSET BACKED SECURITIES — 5.2%
Auto Loan Receivables — 2.2%
American Credit Acceptance Receivables Trust
Series 2026-1, Class D 5.10%, 01/12/2033*	100,000	99,336
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	135,000	137,218
Bridgecrest Lending Auto Securitization Trust
Series 2025-4, Class C 4.80%, 08/15/2031	132,000	131,903
Series 2026-2, Class D 5.19%, 02/17/2032	90,000	89,613
Series 2025-1, Class D 5.64%, 11/15/2030	155,000	156,585
Series 2024-1, Class D 6.03%, 11/15/2029	85,000	86,199
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	125,000	126,315
Consumer Portfolio Services Auto Trust
Series 2025-D, Class C 4.85%, 02/17/2032*	110,000	109,878
Credit Acceptance Auto Loan Trust
Series 2024-3, Class B 4.85%, 11/15/2034*	180,000	180,039
Series 2025-2A, Class B 4.87%, 01/15/2036*	160,000	159,275
Series 2026-1A, Class B 4.96%, 06/16/2036*	100,000	99,371
Series 2023-5A, Class B 6.71%, 02/15/2034*	100,000	101,199
Drive Auto Receivables Trust
Series 2025-2, Class D 4.90%, 12/15/2032	135,000	134,062
Series 2025-1, Class C 4.99%, 09/15/2032	165,000	165,935
DT Auto Owner Trust
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	60,940
Exeter Automobile Receivables Trust
Series 2026-1A, Class B 4.22%, 10/15/2030	100,000	99,140
Series 2025-4A, Class C 4.57%, 06/16/2031	200,000	199,280
Series 2022-4A, Class D 5.98%, 12/15/2028	56,612	56,866

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2023-5A, Class C 6.85%, 01/16/2029	$47,784	$48,216
FHF Trust
Series 2023-1A, Class A2 6.57%, 06/15/2028*	5,524	5,537
GLS Auto Receivables Issuer Trust
Series 2025-4A, Class C 4.74%, 08/15/2031*	115,000	114,307
LAD Auto Receivables Trust
Series 2023-4A, Class C 6.76%, 03/15/2029*	125,000	127,244
Octane Receivables Trust
Series 2024-2A, Class C 5.90%, 07/20/2032*	150,000	152,516
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	100,000	100,154
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	46,083	46,315
Series 2023-6, Class C 6.40%, 03/17/2031	150,000	153,983
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C 5.51%, 01/20/2032*	160,000	162,517
Westlake Automobile Receivables Trust
Series 2023-4A, Class C 6.64%, 11/15/2028*	120,000	121,113
Series 2023-4A, Class D 7.19%, 07/16/2029*	90,000	92,330
		3,317,386
Credit Card Receivables — 0.1%
Continental Finance Credit Card ABS Master Trust
Series 2024-A, Class A 5.78%, 12/15/2032*	100,000	100,525
Home Equity — 0.1%
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(1)	152,703	153,515
Other Asset Backed Securities — 2.8%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	14,195	13,244
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	94,502
AMSR Trust
Series 2025-SFR2, Class C 4.28%, 11/17/2042*	116,000	110,289
Series 2024-SFR1, Class D 4.29%, 07/17/2041*(2)	100,000	96,306
Aqua Finance Issuer Trust
Series 2025-A, Class B 5.56%, 12/19/2050*	84,169	84,658
Aqua Finance Trust
Series 2020-AA, Class C 3.97%, 07/17/2046*	60,802	58,528
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	115,000	110,998
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Business Jet Securities LLC
Series 2022-1A, Class A 4.46%, 06/15/2037*	$40,887	$40,424
Series 2024-2, Class A 5.36%, 09/15/2039*	122,072	121,690
Cherry Securitization Trust
Series 2024-1, Class A 5.70%, 04/15/2032*	100,000	100,312
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	20,233	19,410
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	153,542
Series 2022-SFR1, Class E1 5.00%, 05/19/2039*	100,000	98,941
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	100,000	96,273
Foundation Finance Trust
Series 2024-2A, Class A 4.60%, 03/15/2050*	59,119	58,620
Series 2023-2A, Class A 6.53%, 06/15/2049*	57,730	59,495
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	202,893
GoodGreen Trust
Series 2017-2A, Class A 3.26%, 10/15/2053*	32,914	29,599
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	99,023	100,023
Series 2024-A, Class C 6.32%, 03/15/2043*	44,657	45,115
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	124,715	122,970
Series 2021-3, Class D 3.00%, 01/17/2041*	89,492	83,695
Lendmark Funding Trust
Series 2026-1A, Class B 5.09%, 11/20/2035*	100,000	99,460
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	94,773	93,616
Series 2025-AA, Class A 4.98%, 05/20/2038*	100,000	100,422
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	32,113	30,530
OneMain Financial Issuance Trust
Series 2020-2A, Class D 3.45%, 09/14/2035*	100,000	96,580
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	27,523	27,108
Series 2026-A, Class B 5.06%, 01/09/2034*	100,000	99,649
Pagaya AI Technology in Housing Trust
Series 2023-1, Class C 3.60%, 10/25/2040*	125,000	117,725

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Progress Residential Trust
Series 2025-SFR3, Class C 3.39%, 07/17/2042*	$100,000	$92,842
Series 2024-SFR1, Class D 3.75%, 02/17/2041*	155,000	148,023
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	299,533	286,520
Series 2025-SFR5, Class B 4.00%, 10/17/2042*	299,533	283,557
Progress Residential Trust VRS
Series 2024-SFR5, Class E1 3.38%, 08/17/2041*(1)	130,000	119,662
Reach ABS Trust
Series 2026-2A, Class B 4.81%, 02/15/2035*	100,000	100,027
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	100,000	102,921
Sierra Timeshare Receivables Funding LLC
Series 2022-2A, Class C 6.36%, 06/20/2040*	25,052	25,194
Stream Innovations Issuer Trust
Series 2025-1A, Class A 5.05%, 09/15/2045*	70,069	69,968
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	70,679	71,666
Verizon Master Trust
Series 2024-7, Class A 4.35%, 08/20/2032*	250,000	249,166
VOLT XCV LLC
Series 2021-NPL4, Class A1 6.24%, 03/27/2051*(2)	2,638	2,639
		4,118,802
Total Asset Backed Securities (cost $7,612,978)		7,690,228
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.7%
Commercial and Residential — 1.2%
ABL
Series 2024-RTL1, Class A1 6.08%, 09/25/2029*(2)	175,000	175,419
Brean Asset Backed Securities Trust
Series 2025-RM10, Class A1 5.00%, 01/25/2065*	123,291	122,910
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	93,628
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	81,121	74,026
CFMT LLC VRS
Series 2024-HB14, Class M1 3.00%, 06/25/2034*(1)	190,000	185,458
Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 6.31%, (SOFR30A+2.70%), 07/25/2043*	90,000	92,250
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 5.89%, 10/25/2066*(2)	63,549	63,593
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(2)	$100,000	$100,109
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(2)	105,000	105,306
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(2)	215,000	215,961
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(2)	150,393	150,568
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	98,054
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(2)	100,000	100,224
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	192,927	172,402
		1,749,908
U.S. Government Agency — 2.5%
FARM Mtg. Trust VRS
Series 2024-2, Class A 5.16%, 08/01/2054*(1)	83,227	77,805
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	147,467	120,787
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.59%, 10/25/2027*(1)	65,000	63,137
Series 2016-K58, Class B 3.74%, 09/25/2049*(1)	260,000	258,939
Series 2016-K56, Class B 3.84%, 06/25/2049*(1)	50,000	49,852
Federal Home Loan Mtg. Corp. REMIC
Series 4034, Class PK 2.25%, 03/15/2042	80,755	74,277
Series 5174, Class IG 3.00%, 01/25/2050(3)	397,867	49,411
Series 3910, Class CU 4.00%, 03/15/2041	19,234	19,010
Series 5052, Class KI 4.00%, 12/25/2050(3)	379,209	76,884
Federal Home Loan Mtg. Corp. SCRT
Series 2024-1, Class MT 3.00%, 11/25/2063	206,793	174,157
Series 2022-1, Class MTU 3.25%, 11/25/2061	40,551	35,056
Series 2018-1, Class M60C 3.50%, 05/25/2057	78,824	73,377
Series 2018-4, Class MA 3.50%, 03/25/2058	127,137	122,044
Series 2019-1, Class MT 3.50%, 07/25/2058	40,120	36,017
Series 2019-3, Class MB 3.50%, 10/25/2058	125,000	104,249
Series 2024-2, Class MT 3.50%, 05/25/2064	99,405	87,082
Series 2018-2, Class M55D 4.00%, 11/25/2057	132,562	125,164

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2018-4, Class M55D 4.00%, 03/25/2058	$100,582	$95,099
Series 2019-2, Class M55D 4.00%, 08/25/2058	118,074	110,844
Series 2019-3, Class M55D 4.00%, 10/25/2058	111,326	104,407
Series 2019-4, Class M55D 4.00%, 02/25/2059	40,473	37,764
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	104,425	97,452
Federal Home Loan Mtg. Corp. STRIPS
Series 357, Class 200 2.00%, 09/15/2047	65,895	56,382
Series 358, Class 300 3.00%, 10/15/2047	130,133	116,826
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-01, Class M7 7.61%, (SOFR30A+4.00%), 11/25/2053*	97,051	99,898
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	51,804	52,145
Series 2002-T4, Class A1 6.50%, 12/25/2041	6,127	6,286
Federal National Mtg. Assoc. REMIC
Series 2013-5, Class NC 1.50%, 12/25/2032	82,718	78,386
Series 2018-72, Class VB 3.50%, 10/25/2031	113,446	110,956
Series 2019-7, Class CA 3.50%, 11/25/2057	144,319	138,693
Series 2024-M2, Class A2 3.75%, 08/25/2033	195,000	184,956
Series 2017-35, Class VA 4.00%, 07/25/2028	34,529	34,394
Series 2021-22, Class BI 4.00%, 04/25/2051(3)	387,704	83,603
Series 2002-W3, Class A4 6.50%, 11/25/2041	58,931	59,604
Series 2002-W8, Class A1 6.50%, 06/25/2042	30,166	31,265
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.08%, 04/25/2032(1)	225,000	198,345
Series 2023-M8, Class A2 4.48%, 03/25/2033(1)	110,000	109,713
Government National Mtg. Assoc. REMIC
Series 2020-123, Class LB 1.00%, 08/20/2050	138,604	114,521
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 6.96%, 06/20/2071(1)	129,059	113,952
Seasoned Loans Structured Transaction Trust
Series 2025-2, Class A1 3.00%, 10/25/2035	168,122	155,855
		3,738,594
Total Collateralized Mortgage Obligations (cost $5,685,425)		5,488,502
Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.4%
U.S. Government — 10.2%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	$2,277,000	$1,421,062
1.38%, 11/15/2040 to 08/15/2050	1,809,000	990,553
1.63%, 11/15/2050	800,000	413,781
1.88%, 02/15/2051 to 11/15/2051	696,000	380,575
2.25%, 02/15/2052	808,000	481,802
3.00%, 08/15/2052	530,000	372,511
3.13%, 02/15/2043	105,000	83,496
3.63%, 08/15/2043	350,000	296,707
3.88%, 05/15/2043	50,000	43,996
4.38%, 08/15/2043	417,000	390,400
4.50%, 11/15/2054	75,000	69,275
4.75%, 05/15/2055	10,000	9,625
5.00%, 05/15/2056	250,000	250,742
United States Treasury Bonds STRIPS
Zero Coupon, 02/15/2032 to 05/15/2041	2,075,000	1,490,845
United States Treasury Notes
1.63%, 05/15/2031#	590,000	523,809
2.75%, 08/15/2032#	810,000	744,536
3.13%, 08/31/2029#	459,000	445,822
3.75%, 02/28/2033	472,000	457,711
3.88%, 03/31/2028 to 08/15/2033#	3,475,000	3,394,263
4.00%, 02/15/2034#	265,000	259,296
4.13%, 02/15/2036#	350,000	341,414
4.25%, 03/31/2033 to 11/15/2034	2,428,000	2,408,172
		15,270,393
U.S. Government Agency — 8.2%
Federal Home Loan Mtg. Corp.
2.50%, 02/01/2051	134,290	113,503
3.00%, 01/01/2052	86,061	75,851
3.45%, 08/01/2032	233,774	220,558
3.50%, 05/01/2042 to 01/01/2050	158,595	147,340
3.80%, 10/01/2034	100,000	94,004
4.00%, 01/01/2052	30,939	29,111
4.50%, 05/01/2052	49,519	48,206
5.50%, 01/01/2055	120,996	121,836
6.00%, 02/01/2054	120,933	125,166
Federal National Mtg. Assoc.
3.95%, 01/01/2033	288,000	277,939
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	263,831
1.56%, 12/01/2030	231,982	206,681
1.93%, 06/01/2035	96,048	79,134
2.50%, 07/01/2050 to 01/01/2052	896,579	763,711
2.62%, 11/01/2031	247,884	225,731
3.00%, 05/01/2050 to 09/01/2061	566,654	494,268
3.10%, 10/01/2032	135,388	125,476
3.14%, 07/01/2032	85,000	78,701
3.15%, 09/01/2033	105,000	95,519
3.30%, 07/01/2032	234,000	218,672
3.41%, 03/01/2033	107,000	99,530
3.45%, 08/01/2033	135,627	126,095
3.50%, 02/01/2052 to 11/01/2059	294,485	267,917
3.68%, 01/01/2032	159,432	153,022
3.81%, 10/01/2032	140,000	134,665
4.00%, 06/01/2049 to 08/01/2059	650,603	614,578
4.05%, 07/01/2032	99,030	96,483
4.12%, 11/01/2032	155,000	151,498
4.31%, 10/01/2032	238,706	235,296
4.32%, 02/01/2034	110,000	108,242
4.41%, 01/01/2033	165,000	163,321

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
4.45%, 12/01/2032	$152,847	$152,123
4.48%, 02/01/2029	70,900	71,209
4.50%, 05/01/2052	102,780	99,664
4.74%, 04/01/2031	126,700	127,842
4.93%, 10/01/2032	112,306	114,493
5.00%, 06/01/2053	118,496	117,087
5.07%, 03/01/2028	62,916	63,761
5.43%, 07/01/2030	197,435	204,096
6.00%, 06/01/2052	49,743	51,528
Federal National Mtg. Assoc. VRS
1.46%, 11/01/2032(1)	527,610	442,315
1.51%, 11/01/2032(1)	212,001	178,203
Government National Mtg. Assoc.
2.50%, 12/20/2050 to 06/20/2052	287,094	244,532
3.00%, 02/20/2051 to 09/20/2055	1,795,205	1,601,880
3.50%, 01/20/2051 to 08/20/2053	1,862,487	1,681,950
4.00%, 05/20/2038 to 08/20/2052	304,796	288,404
4.50%, 12/20/2031 to 05/20/2052	116,826	113,933
5.00%, 02/20/2052 to 08/20/2052	336,642	333,686
5.50%, 06/20/2063	38,009	38,208
6.00%, 09/20/2053 to 06/20/2063	170,162	175,106
6.50%, 09/20/2054	58,779	61,835
Government National Mtg. Corp.
6.50%, 11/20/2053	155,187	164,239
		12,281,979
Total U.S. Government & Agency Obligations (cost $30,051,562)		27,552,372
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041 (cost $30,000)	30,000	30,129
Total Long-Term Investment Securities (cost $128,875,864)		145,825,609
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $3,175,353 and collateralized by $3,171,900 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $3,238,689 (cost $3,175,073)	$3,175,073	$3,175,073
TOTAL INVESTMENTS (cost $132,050,937)(4)	99.7%	149,000,682
Other assets less liabilities	0.3	389,586
NET ASSETS	100.0%	$149,390,268

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$11,767,100 representing 7.9% of net assets.

#
The security or a portion thereof is out on loan.
At May 31, 2026, the Fund had loaned securities with a total value of $5,905,649. This was secured by collateral of $6,158,929 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Mtg. Corp.	0.96% to 9.50%	04/15/2027 to 08/15/2057	$1,532,253
Federal National Mtg. Assoc.	0.95% to 17.00%	05/25/2036 to 09/01/2064	960,188
Government National Mtg. Assoc.	1.25% to 8.72%	02/20/2031 to 03/16/2068	2,594,851
United States Treasury Notes/Bonds	0.25% to 5.25%	07/31/2026 to 02/15/2056	1,071,637

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2026.
(3)	Interest Only
(4)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	June 2026	$374,365	$379,788	$5,423

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$91,464,846	$—	$—	$91,464,846
Corporate Bonds & Notes	—	13,599,532	—	13,599,532
Asset Backed Securities	—	7,690,228	—	7,690,228
Collateralized Mortgage Obligations	—	5,488,502	—	5,488,502
U.S. Government & Agency Obligations	—	27,552,372	—	27,552,372
Municipal Securities	—	30,129	—	30,129
Repurchase Agreements	—	3,175,073	—	3,175,073
Total Investments at Value	$91,464,846	$57,535,836	$—	$149,000,682
Other Financial Instruments:†
Futures Contracts	$5,423	$—	$—	$5,423

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Apparel — 0.8%
Deckers Outdoor Corp.†	31,330	$3,566,920
Auto Manufacturers — 2.3%
Tesla, Inc.†	24,106	10,505,154
Banks — 0.4%
Bank of America Corp.	20,099	1,037,108
Western Alliance Bancorp	12,011	956,676
		1,993,784
Biotechnology — 2.7%
BioMarin Pharmaceutical, Inc.†	38,015	2,177,879
Incyte Corp.†	18,201	1,760,765
Insmed, Inc.†	8,208	877,517
Vertex Pharmaceuticals, Inc.†	16,628	7,441,695
		12,257,856
Commercial Services — 0.5%
Paylocity Holding Corp.†	8,234	946,334
Rollins, Inc.	25,845	1,230,222
		2,176,556
Computers — 10.0%
Apple, Inc.	99,271	30,978,508
EPAM Systems, Inc.†	20,379	2,088,032
Fortinet, Inc.†	40,197	5,545,980
Genpact, Ltd.	27,784	915,483
Seagate Technology Holdings PLC	6,954	6,118,129
		45,646,132
Diversified Financial Services — 3.8%
American Express Co.	20,064	6,349,654
Mastercard, Inc., Class A	6,329	3,126,399
SEI Investments Co.	48,672	4,277,295
Tradeweb Markets, Inc., Class A	37,734	3,782,834
		17,536,182
Electric — 1.0%
NRG Energy, Inc.	7,862	1,054,137
Vistra Corp.	20,994	3,363,869
		4,418,006
Electronics — 0.7%
TE Connectivity PLC	14,953	3,191,120
Engineering & Construction — 0.9%
EMCOR Group, Inc.	4,830	3,993,541
Food — 0.8%
Sysco Corp.	50,486	3,827,344
Healthcare-Services — 0.9%
Cigna Group	15,429	4,280,005
Insurance — 1.8%
Progressive Corp.	18,981	3,613,983
RenaissanceRe Holdings, Ltd.	15,745	4,414,111
		8,028,094
Internet — 20.1%
Alphabet, Inc., Class A	16,451	6,256,973
Alphabet, Inc., Class C	58,655	22,079,502
Amazon.com, Inc.†	86,643	23,449,061
Booking Holdings, Inc.	28,498	4,771,420
Expedia Group, Inc.	20,134	4,546,056
Meta Platforms, Inc., Class A	31,671	20,032,224
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A#†	186,701	$3,743,355
Uber Technologies, Inc.†	99,377	6,996,141
		91,874,732
Lodging — 0.8%
Las Vegas Sands Corp.	75,840	3,835,229
Mining — 0.6%
Newmont Corp.	26,221	2,879,328
Oil & Gas Services — 0.9%
TechnipFMC PLC	62,346	4,265,713
Pharmaceuticals — 6.8%
Cardinal Health, Inc.	22,573	4,442,366
Eli Lilly & Co.	15,567	17,201,535
Jazz Pharmaceuticals PLC†	11,035	2,609,667
McKesson Corp.	4,729	3,510,999
Neurocrine Biosciences, Inc.†	19,709	3,119,935
		30,884,502
REITS — 0.6%
Host Hotels & Resorts, Inc.	124,656	2,864,595
Retail — 2.8%
Burlington Stores, Inc.†	14,258	4,617,168
Ross Stores, Inc.	14,365	3,328,802
TJX Cos., Inc.	23,815	3,685,371
Ulta Beauty, Inc.†	2,704	1,375,930
		13,007,271
Semiconductors — 25.5%
Advanced Micro Devices, Inc.†	30,256	15,615,122
Applied Materials, Inc.	14,327	6,448,010
Broadcom, Inc.	59,481	26,574,326
Lam Research Corp.	35,027	11,144,891
Marvell Technology, Inc.	30,787	6,311,335
Micron Technology, Inc.	7,801	7,574,771
NVIDIA Corp.	205,209	43,327,828
		116,996,283
Software — 10.3%
Adobe, Inc.†	24,772	6,421,150
HubSpot, Inc.†	18,417	4,063,343
Microsoft Corp.	51,183	23,044,634
Palantir Technologies, Inc., Class A†	40,115	6,279,602
Salesforce, Inc.	25,526	4,878,019
ServiceNow, Inc.†	20,233	2,516,378
		47,203,126
Telecommunications — 3.4%
Arista Networks, Inc.†	48,435	7,723,929
Credo Technology Group Holding, Ltd.†	12,851	3,033,222
Motorola Solutions, Inc.	12,310	4,964,377
		15,721,528
Total Long-Term Investment Securities (cost $330,422,000)		450,953,001

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1) (cost $7,851,580)	7,851,580	$7,851,580
TOTAL INVESTMENTS (cost $338,273,580)(2)	100.1%	458,804,581
Other assets less liabilities	(0.1)	(572,838)
NET ASSETS	100.0%	$458,231,743

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At May 31, 2026, the Fund had loaned securities with a total value of $3,743,355. This was secured by collateral of $3,932,989 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$13,905
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 05/15/2054	3,919,084

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$450,953,001	$—	$—	$450,953,001
Short-Term Investments	7,851,580	—	—	7,851,580
Total Investments at Value	$458,804,581	$—	$—	$458,804,581

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Conservative Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 98.6%
Domestic Fixed Income Investment Companies — 61.3%
VALIC Company I Core Bond Fund	17,420,293	$170,893,069
VALIC Company I High Yield Bond Fund	402,367	2,836,688
Total Domestic Fixed Income Investment Companies (cost $173,629,280)		173,729,757
Domestic Equity Investment Companies — 26.9%
VALIC Company I Large Cap Core Fund	1,020,830	18,354,526
VALIC Company I Small Cap Growth Fund	150,109	2,901,606
VALIC Company I Small Cap Value Fund	220,047	2,891,418
VALIC Company I Stock Index Fund	404,227	27,083,174
VALIC Company I Systematic Growth Fund	650,058	12,923,145
VALIC Company I Systematic Value Fund	706,796	12,043,811
Total Domestic Equity Investment Companies (cost $67,161,337)		76,197,680
International Equity Investment Companies — 10.4%
VALIC Company I Emerging Economies Fund	154,196	1,538,874
VALIC Company I International Equities Index Fund	2,713,725	28,114,196
Total International Equity Investment Companies (cost $23,723,498)		29,653,070
Total Long-Term Investment Securities (cost $264,514,115)		279,580,507
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2) (cost $3,877,684)	3,877,684	$3,877,684
TOTAL INVESTMENTS (cost $268,391,799)(3)	100.0%	283,458,191
Other assets less liabilities	(0.0)	(13,318)
NET ASSETS	100.0%	$283,444,873

^	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
#
The VALIC Company I Conservative Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$279,580,507	$—	$—	$279,580,507
Short-Term Investments	3,877,684	—	—	3,877,684
Total Investments at Value	$283,458,191	$—	$—	$283,458,191

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.5%
Advertising — 0.1%
Neptune Bidco US, Inc.
9.29%, 04/15/2029*	$444,000	$453,903
9.50%, 02/15/2033*	392,000	400,997
Omnicom Group, Inc.
4.20%, 03/02/2029	242,000	239,075
WPP 2025 LLC
6.50%, 03/30/2036	716,000	703,993
		1,797,968
Aerospace/Defense — 0.5%
ATI, Inc.
4.88%, 10/01/2029	208,000	205,693
5.13%, 10/01/2031	150,000	148,719
BAE Systems PLC
5.50%, 03/26/2054*	272,000	269,079
Boeing Co.
3.38%, 06/15/2046	1,043,000	731,993
3.60%, 05/01/2034	576,000	520,071
3.75%, 02/01/2050	603,000	440,616
5.15%, 05/01/2030	1,218,000	1,237,353
5.81%, 05/01/2050	252,000	249,477
5.93%, 05/01/2060	1,249,000	1,236,237
Embraer Netherlands Finance BV
5.40%, 01/09/2038	177,000	170,097
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	1,747,000	1,728,057
5.73%, 03/16/2056*	508,000	508,197
L3Harris Technologies, Inc.
5.25%, 06/01/2031	722,000	737,718
5.40%, 07/31/2033	1,577,000	1,618,919
Lockheed Martin Corp.
2.80%, 06/15/2050	6,000	3,795
Moog, Inc.
5.50%, 10/15/2034*	315,000	312,073
RTX Corp.
5.38%, 02/27/2053	1,007,000	957,854
6.40%, 03/15/2054	598,000	653,403
		11,729,351
Agriculture — 0.1%
Bunge, Ltd. Finance Corp.
4.65%, 09/17/2034	809,000	784,653
5.15%, 08/04/2035	800,000	799,388
		1,584,041
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	617,000	615,445
British Airways Pass-Through Trust
2.90%, 09/15/2036*	1,285,025	1,175,395
Southwest Airlines Co.
5.25%, 11/15/2035	815,000	789,902
United Airlines Holdings, Inc.
5.38%, 03/01/2031	454,000	449,014
United Airlines Pass-Through Trust
5.45%, 08/15/2038	1,924,599	1,970,798
		5,000,554
Auto Manufacturers — 0.4%
BMW US Capital LLC
5.00%, 03/19/2033*	212,000	211,482
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	339,000	335,157
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
4.65%, 10/12/2030*	$237,000	$235,418
4.95%, 01/13/2028*	243,000	244,848
5.13%, 01/19/2028*	379,000	382,554
Ford Motor Co.
3.25%, 02/12/2032	321,000	284,839
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	412,000	389,253
4.97%, 04/06/2029	635,000	630,945
6.05%, 11/05/2031	950,000	968,066
General Motors Financial Co., Inc.
3.10%, 01/12/2032	236,000	213,742
5.60%, 06/18/2031	1,239,000	1,274,644
5.90%, 01/07/2035	341,000	351,770
Hyundai Capital America
4.75%, 04/06/2029*	747,000	748,165
5.35%, 03/19/2029*	767,000	779,296
5.40%, 06/23/2032*	407,000	415,097
Mercedes-Benz Finance North America LLC
4.50%, 03/10/2031*#	335,000	331,108
Nissan Motor Co, Ltd.
8.13%, 07/17/2035*	340,000	361,038
Nissan Motor Co., Ltd.
4.81%, 09/17/2030*	200,000	187,276
Stellantis Finance US, Inc.
5.75%, 03/18/2030*	480,000	482,171
Stellantis Financial Services US Corp.
5.40%, 06/15/2029*	386,000	386,975
		9,213,844
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	202,000	202,752
7.75%, 10/15/2033*	295,000	295,815
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051#	505,000	311,359
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031*	281,000	281,097
6.38%, 04/15/2034*	133,000	132,728
IHO Verwaltungs GmbH
7.38%, 05/15/2033*(1)	350,000	360,166
ZF North America Capital, Inc.
6.88%, 04/23/2032*	515,000	506,534
		2,090,451
Banks — 8.7%
ABN AMRO Bank NV
5.52%, 12/03/2035*	1,800,000	1,827,888
Abu Dhabi Commercial Bank PJSC
5.36%, 03/10/2035	500,000	500,218
AIB Group PLC
5.32%, 05/15/2031*	1,215,000	1,233,619
5.87%, 03/28/2035*	1,000,000	1,037,168
6.61%, 09/13/2029*	875,000	912,087
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	1,000,000	972,886
Banco General SA
4.13%, 08/07/2027	600,000	596,070
Banco Santander SA
5.59%, 08/08/2028	1,000,000	1,021,774
Bangkok Bank PCL/Hong Kong
5.08%, 11/26/2035*	400,000	394,182
Bank Mandiri Persero Tbk PT
4.90%, 03/24/2028	360,000	361,143

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bank of America Corp.
3.31%, 04/22/2042	$978,000	$757,131
3.85%, 03/08/2037	2,203,000	2,052,125
3.97%, 02/07/2030	1,423,000	1,400,219
4.08%, 04/23/2040	2,301,000	2,017,007
4.18%, 11/25/2027	831,000	828,551
4.48%, 04/23/2030	622,000	619,242
4.57%, 04/27/2033	1,087,000	1,067,839
5.05%, 02/06/2037	2,820,000	2,779,939
5.16%, 01/24/2031	125,000	127,110
5.43%, 08/15/2035	387,000	388,760
5.52%, 10/25/2035	1,281,000	1,290,795
6.11%, 01/29/2037	723,000	763,447
Bank of Ireland Group PLC
5.60%, 03/20/2030*	3,640,000	3,717,209
Bank of New York Mellon Corp.
4.54%, 04/23/2032	514,000	510,556
Bank of Nova Scotia
4.59%, 05/04/2037	881,000	846,511
4.81%, 02/02/2034	90,000	88,838
5.65%, 02/01/2034	952,000	993,996
BankUnited, Inc.
5.13%, 06/11/2030	1,162,000	1,155,278
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	390,000	384,499
5.54%, 01/22/2030*	1,155,000	1,184,695
Barclays PLC
3.56%, 09/23/2035#	900,000	844,249
4.52%, 02/24/2032#	878,000	859,593
5.21%, 02/24/2037	635,000	618,217
5.79%, 02/25/2036	515,000	525,496
5.86%, 08/11/2046	211,000	210,634
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.40%, 06/03/2031*	974,000	974,808
BNP Paribas SA
4.92%, 01/15/2034*	1,751,000	1,719,947
5.28%, 11/19/2030*	2,035,000	2,065,837
5.79%, 01/13/2033*	840,000	868,795
BPCE SA
3.58%, 10/19/2042*	674,000	504,146
5.39%, 05/28/2031*	1,330,000	1,347,625
5.94%, 05/30/2035*	2,280,000	2,340,856
6.03%, 05/28/2036*	1,660,000	1,703,697
6.29%, 01/14/2036*	1,215,000	1,270,936
6.35%, 01/13/2047*	761,000	743,564
6.92%, 01/14/2046*	253,000	262,511
7.00%, 10/19/2034*	1,000,000	1,092,566
CaixaBank SA
5.58%, 07/03/2036*	2,645,000	2,675,007
5.67%, 03/15/2030*	248,000	253,981
6.04%, 06/15/2035*	1,390,000	1,451,131
6.84%, 09/13/2034*	200,000	218,424
Canadian Imperial Bank of Commerce
4.63%, 09/11/2030	1,510,000	1,509,732
Citibank, N.A.
4.91%, 05/29/2030	667,000	676,125
Citigroup, Inc.
2.57%, 06/03/2031	418,000	384,518
2.67%, 01/29/2031	368,000	342,524
2.90%, 11/03/2042	444,000	322,133
3.67%, 07/24/2028	211,000	209,301
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.45%, 09/29/2027	$1,592,000	$1,591,978
4.50%, 09/11/2031	745,000	737,079
4.54%, 09/19/2030	2,598,000	2,587,520
4.95%, 05/07/2031	3,250,000	3,271,465
5.17%, 09/11/2036	1,034,000	1,028,933
5.88%, 02/22/2033	677,000	706,435
6.00%, 10/31/2033	1,450,000	1,515,225
6.02%, 01/24/2036	910,000	937,328
Citizens Financial Group, Inc.
5.72%, 07/23/2032	1,268,000	1,302,597
Cooperatieve Rabobank UA
4.32%, 04/01/2029	926,000	926,864
4.99%, 05/27/2031*	1,205,000	1,213,560
Credit Agricole SA
5.22%, 05/27/2031*	1,941,000	1,962,175
5.30%, 07/12/2028*	2,064,000	2,098,596
5.86%, 01/09/2036*	1,265,000	1,303,707
Credit Suisse Group AG
9.02%, 11/15/2033*	194,000	235,552
Danske Bank A/S
4.61%, 10/02/2030*	1,001,000	995,829
5.02%, 03/04/2031*	830,000	834,895
Depository Trust Co.
4.55%, 03/27/2031*	347,000	345,888
Deutsche Bank AG
2.55%, 01/07/2028	950,000	939,186
3.55%, 09/18/2031#	662,000	623,275
3.73%, 01/14/2032	241,000	225,340
3.74%, 01/07/2033	826,000	756,481
4.47%, 12/10/2031	305,000	300,102
4.95%, 08/04/2031	390,000	388,999
5.00%, 09/11/2030	825,000	829,170
5.06%, 04/14/2032	312,000	311,503
5.30%, 05/09/2031	2,240,000	2,260,984
5.37%, 01/10/2029	680,000	687,609
5.41%, 05/10/2029	295,000	302,531
DNB Bank ASA
4.38%, 11/04/2031*	540,000	531,191
4.85%, 11/05/2030*	1,000,000	1,007,347
Fifth Third Bancorp
5.14%, 01/29/2037	740,000	725,059
First Abu Dhabi Bank PJSC
6.32%, 04/04/2034	400,000	408,892
First Citizens BancShares, Inc.
6.25%, 03/12/2040	629,000	619,435
First Horizon Bank
5.75%, 05/01/2030#	465,000	473,595
First Horizon Corp.
5.51%, 03/07/2031	307,000	311,196
FNB Corp.
5.72%, 12/11/2030	969,000	976,238
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	1,363,000	1,352,612
2.38%, 07/21/2032	1,756,000	1,552,708
3.21%, 04/22/2042	1,386,000	1,046,201
3.80%, 03/15/2030	575,000	557,889
4.15%, 01/21/2029	1,236,000	1,227,424
4.22%, 05/01/2029	1,508,000	1,497,067
4.37%, 10/21/2031	403,000	395,002
4.94%, 10/21/2036	570,000	553,621
5.05%, 07/23/2030	135,000	136,254
5.07%, 01/21/2037	970,000	948,916
5.09%, 04/20/2034	1,180,000	1,177,531

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.33%, 07/23/2035	$290,000	$291,864
5.54%, 01/21/2047	322,000	311,164
5.85%, 04/25/2035	4,075,000	4,242,387
6.75%, 10/01/2037	1,374,000	1,502,536
HSBC Holdings PLC
2.87%, 11/22/2032	2,700,000	2,426,570
5.21%, 05/12/2034	917,000	915,392
5.28%, 03/10/2037	571,000	564,942
5.73%, 05/17/2032	468,000	482,774
5.74%, 09/10/2036	239,000	240,994
6.33%, 03/09/2044	3,508,000	3,752,024
Huntington Bancshares, Inc.
5.27%, 01/15/2031	510,000	517,535
5.61%, 01/28/2041	516,000	505,440
ING Groep NV
4.80%, 03/23/2032	730,000	726,700
5.42%, 03/23/2037	500,000	501,149
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	786,000	677,606
JPMorgan Chase & Co.
2.07%, 06/01/2029	2,050,000	1,955,382
2.53%, 11/19/2041	2,321,000	1,647,434
2.55%, 11/08/2032	264,000	235,466
3.54%, 05/01/2028	1,894,000	1,879,772
4.51%, 10/22/2028	423,000	423,661
4.91%, 07/25/2033	264,000	264,504
5.53%, 11/29/2045	198,000	197,019
5.58%, 07/23/2036	477,000	484,762
6.25%, 10/23/2034	195,000	209,095
KBC Group NV
4.45%, 09/23/2031*	1,949,000	1,916,045
4.93%, 10/16/2030*	610,000	612,945
KeyBank NA
4.90%, 08/08/2032	782,000	769,207
KeyCorp
5.12%, 04/04/2031	845,000	852,761
5.31%, 01/28/2037	639,000	629,765
KIB Sukuk, Ltd.
5.54%, 04/16/2036	500,000	493,292
Lloyds Banking Group PLC
5.72%, 06/05/2030	260,000	267,544
6.07%, 06/13/2036	213,000	219,302
M&T Bank Corp.
5.18%, 07/08/2031	1,160,000	1,171,783
5.40%, 07/30/2035	379,000	378,188
Mashreqbank PSC
7.88%, 02/24/2033	350,000	362,354
Mitsubishi UFJ Financial Group, Inc.
4.51%, 01/14/2032	425,000	418,891
5.87%, 04/21/2047	584,000	591,855
Mizuho Bank, Ltd.
5.77%, 04/16/2046*#	386,000	386,447
Mizuho Financial Group, Inc.
4.71%, 07/08/2031	1,085,000	1,083,802
5.32%, 07/08/2036	1,400,000	1,407,367
5.78%, 07/06/2029	1,431,000	1,467,532
Morgan Stanley
2.48%, 09/16/2036	498,000	433,005
3.22%, 04/22/2042	1,946,000	1,487,817
3.62%, 04/01/2031	606,000	581,795
4.36%, 10/22/2031	800,000	785,087
4.56%, 04/10/2030	316,000	314,776
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.65%, 10/18/2030	$191,000	$190,327
4.71%, 03/12/2032	1,100,000	1,089,936
4.81%, 04/16/2032	640,000	637,279
4.89%, 10/22/2036	750,000	727,769
5.04%, 07/19/2030	660,000	666,042
5.07%, 01/30/2037	1,195,000	1,170,183
5.17%, 01/16/2030	455,000	460,565
5.30%, 04/10/2037	660,000	658,215
5.30%, 04/20/2037	962,000	963,244
5.31%, 01/18/2041	409,000	399,503
5.32%, 07/19/2035	1,207,000	1,219,090
5.59%, 01/18/2036	1,060,000	1,086,822
5.90%, 03/13/2047	1,525,000	1,547,671
Morgan Stanley VRS
3.59%, 07/22/2028(2)	1,359,000	1,345,382
Morgan Stanley Bank NA
4.79%, 05/10/2030	344,000	344,975
NatWest Group PLC
3.03%, 11/28/2035	747,000	685,126
4.45%, 05/08/2030	778,000	772,669
4.89%, 05/18/2029	755,000	759,402
4.96%, 08/15/2030	2,671,000	2,690,314
5.91%, 03/03/2047	896,000	877,072
NatWest Markets PLC
5.41%, 05/17/2029*	1,662,000	1,698,131
Oversea-Chinese Banking Corp., Ltd.
5.52%, 05/21/2034	570,000	582,909
Pinnacle Bank
5.96%, 01/15/2036	356,000	353,577
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	670,000	668,449
5.37%, 07/21/2036	1,185,000	1,196,598
5.42%, 01/25/2041	177,000	173,958
Regions Financial Corp.
5.72%, 06/06/2030	456,000	467,987
7.38%, 12/10/2037	771,000	876,051
Royal Bank of Canada
4.40%, 04/17/2030	642,000	638,437
4.65%, 10/18/2030	1,050,000	1,051,307
Santander Holdings USA, Inc.
6.17%, 01/09/2030	2,000,000	2,061,251
Santander UK Group Holdings PLC
4.86%, 09/11/2030	1,880,000	1,881,299
5.69%, 04/15/2031	910,000	933,347
Saudi Awwal Bank
5.95%, 09/04/2035	500,000	496,763
Signature Bank
4.00%, 10/15/2030†(3)	740,000	495,800
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	720,000	713,763
SNB Funding, Ltd.
6.00%, 06/24/2035	630,000	632,006
Societe Generale SA
3.34%, 01/21/2033*	215,000	195,155
5.25%, 02/19/2027*	775,000	779,942
5.51%, 05/22/2031*	501,000	510,288
6.10%, 04/13/2033*	2,240,000	2,329,719
6.45%, 01/10/2029*	1,411,000	1,450,513
6.69%, 01/10/2034*	1,089,000	1,168,348
Standard Chartered PLC
3.27%, 02/18/2036	400,000	368,080
5.01%, 10/15/2030*	350,000	352,495
5.69%, 05/14/2028*	400,000	404,345

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
State Street Corp.
4.78%, 10/23/2036	$455,000	$443,129
Sumitomo Mitsui Financial Group, Inc.
4.95%, 07/08/2033	939,000	937,385
Swedbank AB
1.54%, 11/16/2026*	2,381,000	2,353,961
Texas Capital Bancshares, Inc.
5.30%, 02/27/2032	478,000	472,951
Toronto-Dominion Bank
4.87%, 04/22/2033	985,000	978,418
5.30%, 01/30/2032	780,000	798,588
Truist Bank
4.14%, 10/23/2029	739,000	732,133
Truist Financial Corp.
4.96%, 10/23/2036	500,000	484,764
5.12%, 01/26/2034	1,000,000	1,000,457
5.28%, 04/23/2037	642,000	635,985
7.16%, 10/30/2029	1,520,000	1,607,879
UBS Group AG
1.49%, 08/10/2027*	1,086,000	1,079,605
3.09%, 05/14/2032*	307,000	281,814
4.21%, 04/10/2030*	542,000	534,033
4.40%, 09/23/2031*	430,000	422,231
4.75%, 05/12/2028*	1,477,000	1,481,819
4.84%, 11/06/2033*	1,639,000	1,609,788
5.01%, 03/23/2037*	1,130,000	1,101,500
5.20%, 08/10/2037*	605,000	595,596
5.43%, 02/08/2030*	528,000	537,093
6.30%, 09/22/2034*	471,000	502,341
United Overseas Bank, Ltd.
2.00%, 10/14/2031	870,000	861,651
US Bancorp
2.49%, 11/03/2036	1,546,000	1,343,910
5.08%, 05/15/2031	860,000	872,002
Valley National Bancorp.
6.22%, 06/01/2036	881,000	880,482
Walker & Dunlop, Inc.
6.63%, 04/01/2033*	607,000	613,619
Webster Financial Corp.
5.78%, 09/11/2035	766,000	772,314
Wells Fargo & Co.
2.57%, 02/11/2031	757,000	702,043
2.88%, 10/30/2030	1,167,000	1,101,626
3.07%, 04/30/2041	1,710,000	1,300,819
4.08%, 09/15/2029	802,000	793,070
4.30%, 07/22/2027	3,302,000	3,300,724
4.65%, 11/04/2044	311,000	264,673
4.75%, 12/07/2046	174,000	148,310
4.84%, 05/20/2032	914,000	913,243
4.96%, 01/23/2037	440,000	429,708
5.21%, 12/03/2035	3,145,000	3,148,369
5.39%, 04/24/2034	661,000	672,990
5.50%, 01/23/2035	422,000	430,993
5.61%, 04/23/2036	2,161,000	2,216,988
5.61%, 01/15/2044	317,000	305,880
Western Alliance Bank
6.54%, 11/15/2035	744,000	733,617
Zions Bancorp NA
6.82%, 11/19/2035	794,000	825,876
		228,130,332
Security Description	Shares or Principal Amount	Value

Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$893,000	$816,719
Constellation Brands, Inc.
4.35%, 05/09/2027	463,000	463,575
4.85%, 05/06/2031	339,000	339,006
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	325,000	325,189
5.70%, 03/26/2036*	672,000	679,128
6.63%, 03/26/2056*#	552,000	575,196
Molson Coors Beverage Co.
5.50%, 07/08/2036	301,000	303,279
PepsiCo., Inc.
3.60%, 02/18/2028	309,000	306,191
4.45%, 02/07/2028	456,000	458,109
4.65%, 07/23/2032	394,000	396,544
		4,662,936
Biotechnology — 0.4%
Amgen, Inc.
3.15%, 02/21/2040	824,000	641,803
4.20%, 02/19/2031	307,000	301,700
4.40%, 05/01/2045	483,000	409,079
4.66%, 06/15/2051	412,000	349,610
4.85%, 02/19/2036	181,000	177,423
5.15%, 03/02/2028	378,000	382,719
5.25%, 03/02/2030	343,000	350,580
5.60%, 03/02/2043	256,000	254,091
5.65%, 03/02/2053	1,363,000	1,325,080
5.75%, 03/02/2063	960,000	931,845
Biogen, Inc.
5.75%, 05/15/2035	610,000	635,386
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034*	525,000	518,656
Gilead Sciences, Inc.
2.60%, 10/01/2040	500,000	364,079
4.80%, 11/15/2029	455,000	460,594
4.90%, 05/20/2034	428,000	428,744
5.10%, 06/15/2035	299,000	302,039
5.55%, 10/15/2053	562,000	554,374
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	374,000	331,440
2.80%, 09/15/2050	983,000	597,650
Royalty Pharma PLC
2.15%, 09/02/2031	612,000	538,002
5.15%, 09/02/2029	266,000	269,964
		10,124,858
Building Materials — 0.1%
CRH SMW Finance DAC
5.20%, 05/21/2029	1,152,000	1,175,074
GCC SAB de CV
3.61%, 04/20/2032	600,000	549,477
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	661,000	593,896
Owens Corning
5.50%, 06/15/2027	259,000	262,118
St. Marys Cement, Inc.
5.75%, 04/02/2034	400,000	409,443
		2,990,008

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.4%
Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.13%, 06/15/2033*	$360,000	$362,815
CF Industries, Inc.
5.30%, 11/26/2035	400,000	399,156
5.38%, 03/15/2044	602,000	571,011
DuPont de Nemours, Inc.
5.32%, 11/15/2038	750,000	741,584
Eastman Chemical Co.
4.50%, 02/20/2031	422,000	414,348
5.75%, 03/08/2033	444,000	460,786
Ecolab, Inc.
2.70%, 12/15/2051	563,000	343,824
4.60%, 06/15/2029	982,000	986,344
EIDP, Inc.
5.13%, 05/15/2032	1,170,000	1,185,694
FMC Corp.
8.00%, 06/01/2031*	190,000	198,558
8.45%, 11/01/2055	659,000	491,260
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	935,000	840,783
MEGlobal BV
4.25%, 11/03/2026	590,000	587,240
Methanex Corp.
5.25%, 12/15/2029	404,000	403,495
Minerals Technologies, Inc.
5.00%, 07/01/2028*	360,000	358,333
Nutrien, Ltd.
4.85%, 05/29/2031	308,000	308,591
OCP SA
6.10%, 04/30/2030	400,000	409,519
PPG Industries, Inc.
4.38%, 03/15/2031	573,000	564,763
Sasol Financing USA LLC
8.75%, 04/10/2033*	200,000	211,500
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034	550,000	549,208
Westlake Corp.
3.38%, 08/15/2061	512,000	310,213
		10,699,025
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	141,000	142,275
Commercial Services — 0.8%
Automatic Data Processing, Inc.
5.00%, 05/07/2036	523,000	521,598
Bidvest Group UK PLC
6.20%, 09/17/2032*	200,000	201,090
Champions Financing, Inc.
8.75%, 02/15/2029*#	619,000	598,279
DP World, Ltd.
5.63%, 09/25/2048	544,000	505,359
Element Fleet Management Corp.
5.04%, 03/25/2030*	900,000	907,923
5.64%, 03/13/2027*	1,520,000	1,532,627
EquipmentShare.com, Inc.
8.00%, 03/15/2033*	530,000	551,203
8.63%, 05/15/2032*	178,000	187,060
ERAC USA Finance LLC
5.25%, 04/30/2036*	974,000	973,524
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Ford Foundation
2.82%, 06/01/2070	$1,368,000	$760,290
Global Payments, Inc.
5.20%, 11/15/2032	390,000	382,791
5.40%, 03/15/2033	736,000	726,217
5.55%, 11/15/2035	2,233,000	2,178,449
Herc Holdings, Inc.
7.00%, 06/15/2030*	95,000	98,712
7.25%, 06/15/2033*	375,000	391,176
Hertz Corp.
12.63%, 07/15/2029*	334,000	304,218
Mobility Global, Inc.
6.05%, 06/15/2036*	251,000	255,438
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	622,000	416,862
Quanta Services, Inc.
2.35%, 01/15/2032	1,308,000	1,150,001
2.90%, 10/01/2030	426,000	396,888
3.05%, 10/01/2041	916,000	677,713
5.10%, 08/09/2035	1,096,000	1,092,757
S&P Global, Inc.
2.95%, 03/01/2029	530,000	509,551
4.25%, 01/15/2031*	275,000	270,724
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	496,000	495,552
Triton Container International, Ltd.
3.15%, 06/15/2031*	1,291,000	1,166,984
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	430,000	382,626
5.15%, 02/15/2033	642,000	631,472
Verisk Analytics, Inc.
4.45%, 03/15/2031	442,000	434,733
Veritiv Operating Co.
10.50%, 11/30/2030*	529,000	542,765
WEX, Inc.
6.50%, 03/15/2033*	451,000	449,108
		19,693,690
Computers — 0.6%
Accenture Capital, Inc.
4.50%, 10/04/2034	604,000	584,537
Apple, Inc.
1.40%, 08/05/2028	913,000	863,176
2.65%, 05/11/2050	786,000	486,759
2.70%, 08/05/2051	698,000	431,636
3.95%, 08/08/2052	706,000	552,679
4.38%, 05/13/2045	406,000	356,731
Booz Allen Hamilton, Inc.
4.00%, 07/01/2029*#	396,000	386,938
5.95%, 04/15/2035#	840,000	848,684
CACI International, Inc.
6.38%, 06/15/2033*	365,000	373,293
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	1,848,000	1,417,625
4.35%, 02/01/2030	828,000	820,497
4.75%, 04/01/2028	651,000	654,686
5.30%, 04/01/2032	1,800,000	1,838,439
8.10%, 07/15/2036	467,000	560,405
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	400,000	404,358

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett Packard Enterprise Co.
4.60%, 03/23/2029	$313,000	$313,145
5.25%, 04/01/2033	424,000	427,525
IBM International Capital Pte, Ltd.
4.75%, 02/05/2031	1,015,000	1,019,158
International Business Machines Corp.
4.60%, 02/03/2033	637,000	626,762
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	167,000	140,307
Leidos, Inc.
4.38%, 05/15/2030	1,033,000	1,016,099
5.75%, 03/15/2033	587,000	607,712
		14,731,151
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	660,000	630,775
Haleon US Capital LLC
3.63%, 03/24/2032	1,000,000	939,562
4.00%, 03/24/2052	545,000	422,738
Kenvue, Inc.
4.85%, 05/22/2032	396,000	399,803
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	575,000	548,886
		2,941,764
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,169,000	1,160,836
4.63%, 09/10/2029	1,160,000	1,157,450
4.75%, 01/15/2033	415,000	406,652
5.00%, 11/15/2035	490,000	475,710
Air Lease Corp.
4.13%, 12/15/2026(4)	240,000	236,393
4.65%, 06/15/2026(4)	342,000	341,663
Aircastle, Ltd.
5.25%, 07/04/2026*(4)	677,000	676,338
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	402,000	400,820
5.25%, 03/15/2030*	449,000	452,652
5.75%, 10/01/2031*	335,000	343,468
Ally Financial, Inc.
6.65%, 01/17/2040	524,000	519,183
American Express Co.
4.44%, 05/03/2030	729,000	726,416
4.80%, 10/24/2036	525,000	508,040
4.92%, 07/20/2033	696,000	696,838
5.44%, 01/30/2036	775,000	791,095
Aviation Capital Group LLC
5.13%, 04/10/2030*	635,000	637,696
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	445,000	437,582
4.70%, 01/30/2031*	535,000	526,047
4.85%, 04/01/2033*	841,000	814,238
4.95%, 01/15/2028*	465,000	466,852
4.95%, 10/15/2032*	196,000	191,202
5.15%, 01/15/2030*	715,000	718,405
5.75%, 03/01/2029*	210,000	214,653
Caja de Compensacion de Asignacion Familiar de Los Andes
7.00%, 07/30/2029*	550,000	577,728
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Capital One Financial Corp.
5.20%, 09/11/2036	$970,000	$944,943
Credit Acceptance Corp.
6.63%, 03/15/2030*	475,000	478,325
9.25%, 12/15/2028*	31,000	32,383
Equitable America Global Funding
4.30%, 12/15/2028*	397,000	393,718
Focus Financial Partners LLC
6.75%, 09/15/2031*	452,000	455,390
Gabx Leasing LLC
4.63%, 04/15/2031*	290,000	286,209
goeasy, Ltd.
6.88%, 05/15/2030*#	654,000	587,205
6.88%, 02/15/2031*	485,000	429,096
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	598,000	599,500
6.75%, 05/01/2033*	121,000	124,435
Mastercard, Inc.
4.35%, 01/15/2032	305,000	301,849
Nasdaq, Inc.
5.95%, 08/15/2053	303,000	308,703
6.10%, 06/28/2063	363,000	372,887
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	555,000	572,165
Planet Financial Group LLC
10.50%, 12/15/2029*	380,000	380,545
Rfna LP
7.88%, 02/15/2030*	585,000	574,014
SLM Corp.
6.50%, 05/15/2032	355,000	355,062
Synchrony Financial
4.95%, 02/25/2032	424,000	414,167
5.15%, 03/19/2029	499,000	499,766
5.94%, 08/02/2030	460,000	469,053
USAA Capital Corp.
4.38%, 06/01/2028*	555,000	554,829
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	477,000	498,960
Visa, Inc.
4.40%, 02/12/2033	341,000	336,586
		23,447,747
Electric — 3.2%
AEP Texas, Inc.
5.85%, 10/15/2055	603,000	590,065
AES Corp.
2.45%, 01/15/2031	2,004,000	1,795,888
5.45%, 06/01/2028	778,000	786,129
5.80%, 03/15/2032	920,000	934,895
Alliant Energy Finance LLC
5.95%, 03/30/2029*	504,000	519,805
Ameren Corp.
5.70%, 12/01/2026	452,000	454,901
American Electric Power Co., Inc.
5.63%, 03/01/2033#	378,000	392,535
Appalachian Power Recovery Funding LLC
5.84%, 04/01/2048	650,000	658,095
Baltimore Gas & Electric Co.
5.65%, 06/01/2054	570,000	557,452
Clearway Energy Operating LLC
3.75%, 01/15/2032*	496,000	454,888
CMS Energy Corp.
4.75%, 06/01/2050	449,000	441,476

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Colbun SA
5.38%, 09/11/2035	$350,000	$344,931
Cometa Energia SA de CV
6.38%, 04/24/2035	563,160	587,133
Consolidated Edison Co. of New York, Inc.
4.13%, 05/15/2049	373,000	295,659
4.45%, 03/15/2044	237,000	204,486
4.50%, 12/01/2045	334,000	285,558
Constellation Energy Generation LLC
5.60%, 06/15/2042	2,500,000	2,472,676
5.75%, 10/01/2041	1,000,000	1,005,012
Cumberland Combined Cycle Generation LLC
5.82%, 05/15/2056	257,000	262,325
Dhafrah Pv2 Energy Co. LLC
5.79%, 06/30/2053*	450,000	447,144
Dominion Energy, Inc.
5.25%, 08/01/2033	1,842,000	1,869,322
DTE Electric Co.
3.95%, 03/01/2049	1,045,000	809,893
DTE Energy Co.
4.88%, 06/01/2028	452,000	455,554
Duke Energy Carolinas LLC
3.55%, 03/15/2052	616,000	438,318
5.40%, 01/15/2054	473,000	451,454
Duke Energy Corp.
5.70%, 09/15/2055	570,000	546,912
5.80%, 06/15/2054	341,000	331,633
Duke Energy Florida LLC
5.95%, 11/15/2052	703,000	718,483
Duke Energy Indiana LLC
4.95%, 03/15/2036	186,000	183,569
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	505,000	492,316
Duke Energy Progress LLC
4.00%, 04/01/2052	996,000	760,701
Emera US Finance LLC
5.20%, 04/01/2033	317,000	315,526
Emera US Finance LP
4.75%, 06/15/2046	1,666,000	1,412,710
Enel Finance International NV
3.50%, 04/06/2028*	1,128,000	1,107,070
4.75%, 05/25/2047*	1,025,000	863,478
5.13%, 06/26/2029*	323,000	326,831
7.75%, 10/14/2052*	1,090,000	1,305,436
Engie SA
5.25%, 04/10/2029*	510,000	518,968
5.88%, 04/10/2054*	577,000	567,437
Entergy Arkansas LLC
4.95%, 01/15/2036	168,000	165,202
Entergy Mississippi LLC
3.50%, 06/01/2051	490,000	341,557
3.85%, 06/01/2049	253,000	190,347
5.85%, 06/01/2054	360,000	358,888
Entergy Texas, Inc.
4.50%, 03/30/2039	2,717,000	2,476,166
5.00%, 09/15/2052	326,000	288,330
Evergy Missouri West, Inc.
4.70%, 05/21/2029*	260,000	260,619
FirstEnergy Corp.
4.85%, 07/15/2047	483,000	418,877
FirstEnergy Pennsylvania Electric Co.
5.20%, 04/01/2028*	2,149,000	2,173,462
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	$1,842,000	$1,546,870
Florida Power & Light Co.
5.15%, 06/15/2029	570,000	582,516
5.60%, 02/15/2066	238,000	229,245
Georgia Power Co.
3.25%, 03/15/2051	2,006,000	1,360,714
Interstate Power & Light Co.
3.50%, 09/30/2049	1,411,000	990,275
4.95%, 09/30/2034	340,000	336,497
ITC Holdings Corp.
5.30%, 07/01/2043	320,000	295,929
5.50%, 04/15/2036*	290,000	293,170
5.65%, 05/09/2034*	455,000	467,391
Jersey Central Power & Light Co.
5.10%, 01/15/2035	255,000	254,508
Kallpa Generacion SA
5.50%, 09/11/2035*#	600,000	591,900
Kentucky Power Co.
7.00%, 11/15/2033*	795,000	859,016
Kentucky Utilities Co.
5.85%, 08/15/2055	169,000	169,940
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	390,000	349,897
Minejesa Capital BV
4.63%, 08/10/2030	421,850	416,487
Narragansett Electric Co.
5.35%, 05/01/2034*	353,000	359,382
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	273,000	271,646
4.15%, 08/25/2028	198,000	196,863
4.40%, 05/11/2029	774,000	773,489
4.75%, 02/07/2028	209,000	210,285
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	365,000	381,179
NextEra Energy Capital Holdings, Inc.
4.90%, 03/15/2029	258,000	261,102
5.30%, 03/15/2032	602,000	615,933
Niagara Mohawk Power Corp.
6.00%, 07/03/2055*	300,000	298,118
NRG Energy, Inc.
3.63%, 02/15/2031*	889,000	824,499
4.96%, 04/30/2031*	349,000	345,348
5.88%, 05/15/2034*	405,000	402,453
OGE Energy Corp.
5.45%, 05/15/2029	235,000	240,031
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	326,000	313,808
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,083,000	1,050,793
Pacific Gas & Electric Co.
3.95%, 12/01/2047	1,837,000	1,353,734
4.30%, 03/15/2045	2,314,000	1,822,313
4.95%, 07/01/2050	594,000	498,151
5.70%, 03/01/2035	1,780,000	1,803,675
5.80%, 05/15/2034	127,000	129,991
6.00%, 08/15/2035	45,000	46,428
6.10%, 10/15/2055	726,000	704,928
6.40%, 06/15/2033	157,000	167,080
PacifiCorp
3.30%, 03/15/2051	547,000	356,639

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	$633,000	$623,419
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/2049	900,000	731,506
PG&E Recovery Funding LLC
5.23%, 06/01/2042	1,155,000	1,147,097
5.53%, 06/01/2051	1,370,000	1,352,776
PPL Capital Funding, Inc.
5.25%, 09/01/2034	201,000	202,059
Public Service Co. of Colorado
2.70%, 01/15/2051	3,108,000	1,850,207
3.70%, 06/15/2028	470,000	464,307
4.10%, 06/15/2048	1,335,000	1,052,990
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,612,000	1,418,628
5.45%, 01/15/2036	1,735,000	1,752,978
Puget Energy, Inc.
5.73%, 03/15/2035	365,000	367,727
Puget Sound Energy, Inc.
5.69%, 06/15/2054	329,000	324,083
RWE Finance US LLC
5.88%, 09/18/2055*	530,000	508,276
6.25%, 04/16/2054*	596,000	601,587
Saavi Energia SARL
8.88%, 02/10/2035*	410,000	445,211
San Diego Gas & Electric Co.
5.55%, 04/15/2054	392,000	377,605
5.95%, 03/15/2056	270,000	273,375
SCE Recovery Funding LLC
5.34%, 03/15/2047	580,000	573,459
Sempra
5.25%, 03/15/2036	426,000	421,023
Southern California Edison Co.
5.20%, 06/01/2034	1,500,000	1,482,973
5.45%, 06/01/2031	1,650,000	1,683,982
5.88%, 12/01/2053	234,000	222,505
5.90%, 03/01/2055	305,000	290,204
6.20%, 09/15/2055	348,000	344,354
Southwestern Electric Power Co.
5.90%, 04/01/2056	1,186,000	1,166,552
Talen Energy Supply LLC
6.25%, 02/01/2034*	302,000	300,889
6.38%, 05/01/2033*	105,000	104,591
6.50%, 02/01/2036*	302,000	303,703
Trans-Allegheny Interstate Line Co.
5.00%, 01/15/2031*	288,000	290,803
Union Electric Co.
3.90%, 04/01/2052	852,000	643,450
Virginia Electric & Power Co.
5.65%, 03/15/2055	1,600,000	1,568,566
Vistra Operations Co. LLC
4.30%, 10/15/2028*	500,000	493,730
5.55%, 04/30/2036*	845,000	841,490
5.70%, 12/30/2034*	3,000,000	3,034,875
6.00%, 04/15/2034*	101,000	104,059
Wisconsin Power & Light Co.
3.95%, 09/01/2032	302,000	288,505
Security Description	Shares or Principal Amount	Value

Electric (continued)
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*#	$398,000	$414,532
8.38%, 01/15/2031*#	730,000	782,590
		84,663,001
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	230,000	228,472
6.63%, 01/15/2032*	160,000	164,565
		393,037
Electronics — 0.2%
Allegion US Holding Co., Inc.
5.41%, 07/01/2032	395,000	401,342
5.60%, 05/29/2034	372,000	379,934
Amphenol Corp.
3.90%, 11/15/2028	371,000	367,544
4.13%, 11/15/2030	394,000	387,408
5.25%, 04/05/2034	385,000	393,006
5.30%, 11/15/2055	870,000	823,416
Fortive Corp.
4.75%, 05/15/2031	642,000	638,490
Imola Merger Corp.
4.75%, 05/15/2029*	320,000	314,516
nVent Finance SARL
2.75%, 11/15/2031	538,000	479,228
Trimble, Inc.
6.10%, 03/15/2033	281,000	294,986
TTM Technologies, Inc.
4.00%, 03/01/2029*	481,000	465,887
Tyco Electronics Group SA
5.00%, 05/09/2035	316,000	314,335
Vontier Corp.
2.95%, 04/01/2031	778,000	706,545
		5,966,637
Energy-Alternate Sources — 0.0%
India Green Power Holdings
4.00%, 02/22/2027	280,000	276,637
Engineering & Construction — 0.0%
HTA Group, Ltd.
6.75%, 04/01/2031*	400,000	406,268
MasTec, Inc.
5.90%, 06/15/2029	365,000	375,577
TAV Havalimanlari Holding AS
8.50%, 12/07/2028	250,000	256,423
		1,038,268
Entertainment — 0.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	521,000	536,075
Flutter Treasury DAC
5.88%, 06/04/2031*	555,000	548,548
Light & Wonder International, Inc.
6.25%, 10/01/2033*	405,000	400,517
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	594,000	576,030
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*#	363,000	353,250
Voyager Parent LLC
9.25%, 07/01/2032*	558,000	591,737
		3,006,157

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	$505,000	$507,537
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	315,000	307,655
Waste Connections, Inc.
2.20%, 01/15/2032	561,000	492,672
Waste Management, Inc.
4.88%, 02/15/2029	540,000	547,340
		1,855,204
Food — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/31/2034*	585,000	563,563
6.25%, 03/15/2033*	690,000	691,313
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	1,167,000	1,161,624
Cencosud SA
5.75%, 04/15/2036*	560,000	558,600
Conagra Brands, Inc.
7.00%, 10/01/2028	567,000	594,079
Hormel Foods Corp.
4.80%, 03/30/2027	532,000	534,645
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	525,000	535,512
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	855,000	760,309
5.50%, 01/15/2036	1,300,000	1,297,049
5.63%, 03/10/2037*	15,000	14,955
5.95%, 04/20/2035	295,000	304,128
6.38%, 04/15/2066	895,000	874,701
6.50%, 12/01/2052	600,000	606,467
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	1,100,000	1,024,900
Kellanova
7.45%, 04/01/2031	875,000	981,598
Kraft Heinz Foods Co.
4.38%, 06/01/2046	451,000	362,091
4.88%, 10/01/2049	197,000	164,643
5.20%, 03/15/2032	286,000	290,668
Kroger Co.
3.88%, 10/15/2046	470,000	359,292
5.00%, 09/15/2034	564,000	558,408
5.50%, 09/15/2054	714,000	670,959
5.65%, 09/15/2064	824,000	774,823
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	379,000	386,580
Mars, Inc.
4.65%, 04/20/2031*	694,000	695,837
5.65%, 05/01/2045*	1,749,000	1,734,264
5.70%, 05/01/2055*	320,000	315,667
Minerva Luxembourg SA
7.50%, 04/22/2036*	245,000	235,322
Performance Food Group, Inc.
4.25%, 08/01/2029*	150,000	145,329
5.63%, 03/01/2034*	270,000	263,842
Post Holdings, Inc.
6.25%, 10/15/2034*	660,000	654,096
Sysco Corp.
4.40%, 07/25/2031	296,000	289,252
Security Description	Shares or Principal Amount	Value

Food (continued)
4.45%, 03/15/2048	$441,000	$360,083
4.50%, 04/01/2046	307,000	255,302
5.10%, 09/23/2030	355,000	359,472
US Foods, Inc.
5.75%, 04/15/2033*	400,000	399,429
		19,778,802
Forest Products & Paper — 0.1%
Inversiones CMPC SA
6.13%, 02/26/2034*#	550,000	547,504
Suzano Austria GmbH
5.00%, 01/15/2030	200,000	197,111
Suzano Netherlands BV
5.50%, 01/15/2036	550,000	534,857
		1,279,472
Gas — 0.1%
Atmos Energy Corp.
5.75%, 10/15/2052	509,000	509,910
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,022,000	1,067,349
NiSource, Inc.
5.20%, 07/01/2029	750,000	763,223
5.85%, 04/01/2055	162,000	160,402
Southern California Gas Co.
5.60%, 04/01/2054	391,000	375,707
Southern Co. Gas Capital Corp.
5.10%, 09/15/2035	380,000	376,903
		3,253,494
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
6.71%, 03/15/2060	723,000	717,239
Healthcare-Products — 0.3%
Abbott Laboratories
4.75%, 03/15/2038	348,000	335,658
5.50%, 03/15/2056	368,000	359,223
Agilent Technologies, Inc.
2.30%, 03/12/2031	881,000	789,951
2.75%, 09/15/2029	695,000	658,278
Avantor Funding, Inc.
3.88%, 11/01/2029*	485,000	460,625
Baxter International, Inc.
5.65%, 12/15/2035#	236,000	233,797
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	705,000	717,440
Insulet Corp.
6.50%, 04/01/2033*	496,000	504,691
Solventum Corp.
5.60%, 03/23/2034	904,000	927,237
STERIS PLC
3.75%, 03/15/2051	597,000	429,469
Stryker Corp.
4.85%, 12/08/2028	769,000	777,740
Thermo Fisher Scientific, Inc.
4.47%, 10/07/2032	401,000	394,838
4.90%, 02/12/2036	915,000	903,565
5.00%, 01/31/2029	976,000	992,146
VSP Optical Group, Inc.
5.40%, 06/01/2033*	243,000	243,215
		8,727,873

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services — 0.8%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	$555,000	$519,743
Cigna Group
2.38%, 03/15/2031	292,000	263,118
2.40%, 03/15/2030	561,000	518,937
3.20%, 03/15/2040	1,423,000	1,112,393
3.40%, 03/15/2050	868,000	601,267
3.88%, 10/15/2047	222,000	169,816
4.38%, 10/15/2028	285,000	284,699
5.00%, 05/15/2029	485,000	492,365
Concentra Health Services, Inc.
6.88%, 07/15/2032*	541,000	559,954
Elevance Health, Inc.
5.70%, 09/15/2055	236,000	229,336
6.10%, 10/15/2052	515,000	526,546
HCA, Inc.
3.38%, 03/15/2029	744,000	720,545
3.50%, 09/01/2030	1,489,000	1,414,839
3.50%, 07/15/2051	1,627,000	1,089,226
3.63%, 03/15/2032	303,000	281,953
4.63%, 03/15/2052	616,000	496,041
4.90%, 11/15/2035	700,000	677,513
5.25%, 06/15/2049	638,000	569,483
5.30%, 05/15/2036	630,000	622,925
5.45%, 04/01/2031	1,077,000	1,101,197
5.50%, 03/01/2032	422,000	432,904
5.75%, 03/01/2035	727,000	748,161
Humana, Inc.
4.88%, 04/01/2030	377,000	377,857
5.88%, 03/01/2033	473,000	487,478
Molina Healthcare, Inc.
3.88%, 05/15/2032*	246,000	220,598
6.25%, 01/15/2033*	295,000	294,974
Quest Diagnostics, Inc.
5.00%, 12/15/2034	468,000	466,238
Roche Holdings, Inc.
4.37%, 12/02/2032*	436,000	428,877
5.49%, 11/13/2030*	1,717,000	1,786,822
Sotera Health Holdings LLC
7.38%, 06/01/2031*	487,000	506,630
Star Parent, Inc.
9.00%, 10/01/2030*	620,000	650,884
Tenet Healthcare Corp.
5.50%, 11/15/2032*	340,000	338,625
6.00%, 11/15/2033*	425,000	429,147
UnitedHealth Group, Inc.
4.25%, 06/15/2048	697,000	564,423
4.75%, 05/15/2052	1,329,000	1,141,724
4.90%, 04/15/2031	396,000	401,019
4.95%, 05/15/2062	567,000	486,108
		22,014,365
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	465,000	455,876
Lennar Corp.
5.20%, 07/30/2030	262,000	265,888
Mattamy Group Corp.
4.63%, 03/01/2030*	575,000	551,495
6.00%, 12/15/2033*	110,000	105,001
		1,378,260
Security Description	Shares or Principal Amount	Value

Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	$568,000	$548,488
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	407,000	407,951
Aon North America, Inc.
5.30%, 03/01/2031	2,021,000	2,064,334
5.75%, 03/01/2054	374,000	365,960
Assurant, Inc.
5.55%, 02/15/2036	516,000	514,403
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	630,000	656,956
8.38%, 02/01/2034*	676,000	660,686
Athene Global Funding
1.73%, 10/02/2026*	1,718,000	1,702,614
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	348,000	349,435
Chubb INA Holdings LLC
4.65%, 08/15/2029	786,000	791,883
5.30%, 05/20/2036	664,000	673,397
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	1,393,000	1,388,404
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	685,000	696,277
F&G Global Funding
2.30%, 04/11/2027*	1,082,000	1,060,337
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	947,000	602,570
Manulife Financial Corp.
4.99%, 12/11/2035	329,000	325,073
Marsh & McLennan Cos., Inc.
4.55%, 11/08/2027	418,000	419,730
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054*	703,000	703,028
New York Life Global Funding
4.85%, 01/09/2028*	287,000	289,230
Nippon Life Insurance Co.
5.05%, 04/02/2033*	325,000	326,203
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	379,000	379,134
5.16%, 05/28/2031*	1,000,000	1,023,792
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	236,000	244,787
Pacific Life Insurance Co.
5.95%, 09/15/2055*	499,000	494,168
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	605,000	606,703
Pricoa Global Funding I
4.65%, 08/27/2031*	298,000	296,314
Prudential Financial, Inc.
3.91%, 12/07/2047	426,000	326,753
5.70%, 09/15/2048	344,000	344,569
Prudential Funding Asia PLC
3.13%, 04/14/2030	396,000	376,632
Sompo Holdings, Inc.
5.41%, 04/22/2037*	392,000	386,525
Unum Group
5.25%, 12/15/2035	283,000	279,177
Willis North America, Inc.
4.55%, 03/15/2031	227,000	223,990
4.65%, 06/15/2027	696,000	697,510
		20,227,013

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet — 0.8%
Alphabet, Inc.
4.40%, 02/15/2033	$516,000	$507,617
5.30%, 05/15/2065	332,000	307,469
5.35%, 11/15/2045	339,000	331,026
5.50%, 02/15/2046	530,000	524,972
5.65%, 02/15/2056	775,000	770,428
5.70%, 11/15/2075	520,000	508,277
5.75%, 02/15/2066	475,000	471,332
Amazon.com, Inc.
3.90%, 11/20/2028	883,000	876,640
4.05%, 08/22/2047	296,000	238,158
4.55%, 03/13/2033	639,000	632,227
4.88%, 03/13/2036	1,494,000	1,476,032
5.55%, 11/20/2065	1,014,000	961,563
5.80%, 03/13/2056	540,000	540,515
6.05%, 03/13/2076	728,000	734,287
Booking Holdings, Inc.
5.38%, 05/07/2036	694,000	695,068
Expedia Group, Inc.
2.95%, 03/15/2031	425,000	391,109
Gen Digital, Inc.
6.25%, 04/01/2033*	125,000	124,526
7.13%, 09/30/2030*	382,000	389,252
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(1)	741,315	605,013
ION Platform Finance US, Inc./ION Platform Finance SARL
4.63%, 05/01/2028*	628,000	588,857
Match Group Holdings II LLC
3.63%, 10/01/2031*	123,000	110,152
4.13%, 08/01/2030*	241,000	226,834
6.13%, 09/15/2033*	215,000	211,413
Meituan
3.05%, 10/28/2030#	400,000	370,331
Meta Platforms, Inc.
4.60%, 11/15/2032	255,000	251,849
4.88%, 11/15/2035	1,260,000	1,231,098
5.25%, 05/15/2036	305,000	304,742
5.40%, 08/15/2054	875,000	783,317
5.50%, 11/15/2045	1,609,000	1,510,328
5.55%, 08/15/2064	236,000	209,926
5.63%, 11/15/2055	1,481,000	1,365,616
6.30%, 05/15/2056	535,000	539,821
6.45%, 05/15/2066	440,000	443,461
Prosus NV
4.03%, 08/03/2050	820,000	574,906
Uber Technologies, Inc.
4.80%, 09/15/2034	405,000	396,336
Wayfair LLC
6.75%, 11/15/2032*	400,000	406,328
7.13%, 05/31/2034*	360,000	366,819
		20,977,645
Investment Companies — 0.0%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	185,000	193,119
7.13%, 11/15/2056	207,000	209,189
8.00%, 06/01/2056	345,000	368,308
		770,616
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	$674,000	$681,386
Commercial Metals Co.
3.88%, 02/15/2031	395,000	368,791
5.75%, 11/15/2033*	50,000	50,038
Mineral Resources, Ltd.
6.00%, 05/01/2032*	225,000	224,115
6.25%, 05/01/2034*	220,000	218,700
7.00%, 04/01/2031*	116,000	120,590
8.50%, 05/01/2030*	25,000	25,813
9.25%, 10/01/2028*	193,000	200,186
Nucor Corp.
4.30%, 05/23/2027	476,000	476,938
Steel Dynamics, Inc.
4.00%, 12/15/2028	272,000	268,767
Usiminas International SARL
7.50%, 01/27/2032*	400,000	414,864
Vale Overseas, Ltd.
6.13%, 06/12/2033	200,000	210,750
6.40%, 06/28/2054#	430,000	439,387
		3,700,325
Leisure Time — 0.1%
Carnival Corp.
5.75%, 08/01/2032*	100,000	101,018
6.13%, 02/15/2033*	595,000	602,609
NCL Corp., Ltd.
6.75%, 02/01/2032*	1,013,000	1,003,833
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	402,000	407,538
		2,114,998
Lodging — 0.2%
Gohl Capital, Ltd.
4.25%, 01/24/2027	540,000	537,537
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	330,000	307,773
5.00%, 06/01/2029*	321,000	312,290
Marriott International, Inc.
2.85%, 04/15/2031	401,000	368,211
3.50%, 10/15/2032	354,000	326,637
4.50%, 05/01/2033	297,000	288,058
5.50%, 04/15/2037	226,000	228,414
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	441,000	430,314
MGM China Holdings, Ltd.
6.25%, 05/15/2033*	355,000	356,228
Sands China, Ltd.
2.85%, 03/08/2029	800,000	761,787
4.38%, 06/18/2030	858,000	838,253
Station Casinos LLC
6.63%, 03/15/2032*	618,000	627,052
Travel & Leisure Co.
6.13%, 09/01/2033*	330,000	324,332
6.25%, 06/01/2031*	415,000	417,399
		6,124,285
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	883,000	877,132
4.10%, 08/15/2028	452,000	451,335
4.30%, 05/15/2029	497,000	496,929

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
GE Vernova, Inc.
4.88%, 02/04/2036	$249,000	$245,412
5.50%, 02/04/2056	363,000	351,959
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031*	510,000	517,980
		2,940,747
Machinery-Diversified — 0.1%
AGCO Corp.
5.45%, 03/21/2027	547,000	551,536
Deere & Co.
5.45%, 01/16/2035	318,000	330,142
Deere Funding Canada Corp.
4.15%, 10/09/2030	403,000	396,884
Esab Corp.
5.63%, 04/01/2031*	425,000	427,106
John Deere Capital Corp.
4.13%, 01/18/2029	344,000	342,868
4.40%, 09/08/2031	560,000	556,778
4.90%, 03/07/2031	346,000	351,397
Xylem, Inc.
5.45%, 06/01/2036	282,000	288,091
		3,244,802
Media — 0.7%
Belo Corp.
7.25%, 09/15/2027	216,000	221,491
Cable One, Inc.
4.00%, 11/15/2030*#	692,000	442,104
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*#	425,000	354,993
5.38%, 06/01/2029*	367,000	360,255
6.38%, 09/01/2029*	153,000	153,714
7.00%, 02/01/2033*	565,000	552,285
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,420,000	991,582
3.85%, 04/01/2061	448,000	260,621
4.80%, 03/01/2050	2,045,000	1,517,389
5.38%, 05/01/2047	273,000	220,239
6.38%, 10/23/2035	192,000	193,259
Comcast Corp.
3.40%, 04/01/2030	535,000	514,838
4.60%, 10/15/2038	1,189,000	1,088,329
5.17%, 01/15/2037*	2,320,000	2,265,069
5.30%, 06/01/2034	1,000,000	1,016,223
5.50%, 05/15/2064	365,000	322,778
Cox Communications, Inc.
5.45%, 09/01/2034*	468,000	446,713
5.95%, 09/01/2054*	338,000	291,199
CSC Holdings LLC
4.50%, 11/15/2031*	455,000	258,213
6.50%, 02/01/2029*	545,000	320,257
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
9.25%, 06/01/2032*	533,000	547,194
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	585,000	471,790
Fox Corp.
5.58%, 01/25/2049#	476,000	449,277
Nexstar Media, Inc.
7.25%, 04/15/2034*	858,000	863,399
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global
5.25%, 04/01/2044	$298,000	$200,493
5.85%, 09/01/2043	119,000	87,711
6.25%, 02/28/2057	513,000	419,378
6.38%, 03/30/2062	181,000	153,624
Sirius XM Radio LLC
5.88%, 04/15/2032*	20,000	19,908
Sirius XM Radio, Inc.
3.88%, 09/01/2031*#	486,000	442,711
4.00%, 07/15/2028*	308,000	300,039
Sunrise FinCo I BV
4.88%, 07/15/2031*	366,000	346,536
Time Warner Cable LLC
6.55%, 05/01/2037	2,013,000	2,010,737
Univision Communications, Inc.
7.38%, 06/30/2030*	355,000	353,494
8.50%, 07/31/2031*	330,000	332,220
9.38%, 08/01/2032*	285,000	291,839
		19,081,901
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.
5.38%, 03/01/2034*	315,000	306,877
Mining — 0.3%
Anglo American Capital PLC
5.75%, 04/05/2034*	1,330,000	1,378,856
AngloGold Ashanti Holdings PLC
3.75%, 10/01/2030	520,000	497,563
BHP Billiton Finance USA, Ltd.
5.75%, 09/05/2055	331,000	336,680
Capstone Copper Corp.
6.75%, 03/31/2033*	648,000	660,688
Endeavour Mining PLC
7.00%, 05/28/2030*	400,000	409,045
Glencore Funding LLC
5.51%, 04/01/2036*	770,000	777,850
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	204,000	205,434
Minera Mexico SA de CV
4.50%, 01/26/2050	330,000	271,197
5.63%, 02/12/2032*	450,000	452,205
Minsur SA
4.50%, 10/28/2031	400,000	380,687
Navoi Mining & Metallurgical Co.
6.70%, 10/17/2028*	280,000	288,228
Novelis Corp.
6.38%, 08/15/2033*	508,000	512,952
Sibanye-Stillwater UK Financing PLC
6.25%, 11/15/2031*	200,000	200,207
South32 Treasury, Ltd.
4.35%, 04/14/2032*	663,000	634,173
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc.
5.85%, 05/13/2032*	605,000	623,895
		7,629,660
Miscellaneous Manufacturing — 0.1%
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	685,000	616,463
Siemens Funding BV
4.90%, 05/28/2032*	567,000	575,867

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing (continued)
5.80%, 05/28/2055*	$208,000	$213,290
5.90%, 05/28/2065*	206,000	211,419
		1,617,039
Multi-National — 0.1%
Africa Finance Corp.
5.55%, 10/08/2029*#	560,000	566,034
European Investment Bank
3.25%, 11/15/2027	1,533,000	1,517,288
Inter-American Development Bank
1.13%, 07/20/2028#	1,599,000	1,504,506
		3,587,828
Oil & Gas — 0.9%
APA Corp.
5.35%, 07/01/2049	1,100,000	967,824
BP Capital Markets America, Inc.
4.87%, 11/25/2029	974,000	987,778
Chevron USA, Inc.
4.20%, 10/15/2049	577,000	470,258
Comstock Resources, Inc.
5.88%, 01/15/2030*	93,000	87,896
ConocoPhillips Co.
5.50%, 01/15/2055	700,000	673,763
Coterra Energy, Inc.
5.40%, 02/15/2035	1,145,000	1,160,428
5.90%, 02/15/2055	759,000	747,366
Crescent Energy Finance LLC
7.38%, 01/15/2033*	342,000	347,532
7.88%, 04/15/2032*	315,000	322,859
DBR Land Holdings LLC
6.25%, 12/01/2030*	405,000	411,298
Diamondback Energy, Inc.
6.25%, 03/15/2053	679,000	706,338
Eni SpA
5.95%, 05/15/2054*	490,000	488,652
6.00%, 05/18/2056*	354,000	353,117
Hess Corp.
6.00%, 01/15/2040	736,000	779,661
HF Sinclair Corp.
5.00%, 02/01/2028	402,000	401,402
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	323,000	318,273
7.25%, 02/15/2035*	345,000	350,010
KazMunayGas National Co. JSC
3.50%, 04/14/2033	250,000	227,598
6.38%, 10/24/2048	600,000	604,026
Murphy Oil Corp.
6.50%, 02/15/2034	525,000	525,999
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	505,000	512,593
Occidental Petroleum Corp.
4.40%, 04/15/2046	98,000	80,888
6.45%, 09/15/2036	637,000	691,754
7.50%, 05/01/2031	261,000	290,984
ORLEN SA
6.00%, 01/30/2035*	700,000	725,229
Ovintiv, Inc.
6.25%, 07/15/2033	1,000,000	1,060,592
Patterson-UTI Energy, Inc.
6.05%, 05/15/2036	135,000	135,590
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Pertamina Hulu Energi PT
5.25%, 05/21/2030*	$510,000	$513,296
Pertamina Persero PT
4.70%, 07/30/2049	1,500,000	1,249,978
Pioneer Natural Resources Co.
2.15%, 01/15/2031	495,000	445,686
PTTEP Treasury Center Co., Ltd.
2.59%, 06/10/2027#	360,000	353,337
Saudi Arabian Oil Co.
5.88%, 07/17/2064*	425,000	399,880
Shell Finance US, Inc.
4.13%, 11/06/2030	306,000	301,350
SM Energy Co.
6.63%, 04/15/2034*	90,000	90,488
8.63%, 11/01/2030*	283,000	299,189
9.63%, 06/15/2033*	100,000	111,306
Southwestern Energy Co.
4.75%, 02/01/2032	563,000	552,538
Sunoco LP
5.63%, 03/15/2031*	85,000	85,107
5.88%, 03/15/2034*	845,000	839,953
Talos Production, Inc.
9.38%, 02/01/2031*	333,000	353,361
TotalEnergies Capital SA
5.43%, 09/10/2064	506,000	476,921
TotalEnergies Capital USA LLC
4.25%, 01/13/2031	390,000	385,241
Valaris, Ltd.
8.38%, 04/30/2030*	386,000	402,019
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	351,000	360,460
Woodside Finance, Ltd.
5.40%, 05/19/2030	851,000	867,345
		22,517,163
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	210,000	214,985
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	295,000	295,113
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	755,000	743,632
5.85%, 06/15/2056	398,000	396,766
Kodiak Gas Services LLC
5.88%, 04/01/2031*	403,000	405,455
6.50%, 10/01/2033*	106,000	107,875
6.75%, 10/01/2035*	110,000	113,052
WBI Operating LLC
6.25%, 10/15/2030*	200,000	201,706
6.50%, 10/15/2033*	225,000	227,871
		2,706,455
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031#	104,000	94,218
5.13%, 03/12/2036	875,000	859,007
AptarGroup, Inc.
4.75%, 03/30/2031	600,000	594,919

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	$455,000	$458,508
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	512,000	491,951
Crown Americas LLC
5.25%, 04/01/2030	145,000	145,737
5.88%, 06/01/2033	155,000	155,882
Packaging Corp. of America
5.70%, 12/01/2033	1,571,000	1,632,604
Silgan Holdings, Inc.
4.13%, 02/01/2028	241,000	237,931
Sonoco Products Co.
4.60%, 09/01/2029	494,000	493,146
Sword Purchaser LLC
8.25%, 04/15/2033*	532,000	547,871
		5,711,774
Pharmaceuticals — 1.2%
AbbVie, Inc.
4.05%, 11/21/2039	3,000,000	2,645,660
4.25%, 11/21/2049	748,000	612,312
4.40%, 03/15/2033	447,000	438,668
4.75%, 03/15/2036	705,000	690,947
4.95%, 03/15/2031	434,000	441,649
5.55%, 03/15/2056	845,000	828,783
Astrazeneca Finance LLC
4.85%, 02/26/2029	677,000	686,316
4.88%, 03/03/2028	597,000	604,111
4.90%, 03/03/2030	645,000	655,648
Becton Dickinson & Co.
4.30%, 08/22/2032	717,000	696,870
4.69%, 02/13/2028	1,758,000	1,766,840
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	658,000	602,839
3.25%, 08/01/2042	618,000	467,897
4.25%, 10/26/2049	547,000	444,141
5.75%, 02/01/2031	596,000	625,061
Cardinal Health, Inc.
4.50%, 09/15/2030	272,000	269,808
4.50%, 11/15/2044	647,000	546,582
4.60%, 03/15/2043	2,777,000	2,411,277
5.13%, 02/15/2029	511,000	518,785
5.75%, 11/15/2054	229,000	225,843
Cencora, Inc.
4.30%, 12/15/2047	1,103,000	909,209
5.13%, 02/15/2034	1,767,000	1,776,015
5.65%, 02/13/2056	182,000	178,530
CVS Health Corp.
5.13%, 07/20/2045	2,431,000	2,186,809
5.55%, 06/01/2031	503,000	518,555
Eli Lilly & Co.
4.15%, 05/20/2029	214,000	213,656
4.60%, 08/14/2034	387,000	382,644
4.70%, 02/09/2034	908,000	905,042
4.75%, 02/12/2030	398,000	403,841
5.65%, 10/15/2065	238,000	237,028
5.70%, 05/20/2066	672,000	675,211
EMD Finance LLC
5.00%, 10/15/2035*	439,000	434,080
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/2030	394,000	395,387
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	$382,000	$358,495
7.75%, 05/01/2033*	407,000	411,068
McKesson Corp.
4.95%, 05/30/2032	693,000	701,406
Merck & Co., Inc.
5.70%, 12/04/2065	236,000	233,037
Novartis Capital Corp.
4.40%, 03/18/2031	670,000	666,657
5.70%, 03/18/2056	481,000	487,916
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	470,000	467,403
5.11%, 05/19/2043	1,260,000	1,197,411
5.30%, 05/19/2053	484,000	454,265
5.34%, 05/19/2063	1,093,000	1,007,994
Pfizer, Inc.
3.88%, 11/15/2027	452,000	450,606
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	538,000	356,806
5.65%, 07/05/2044	253,000	250,959
		32,440,067
Pipelines — 1.3%
Acu Petroleo Luxembourg SARL
7.50%, 07/13/2035	253,091	259,877
Cheniere Energy Partners LP
5.55%, 10/30/2035	536,000	546,859
6.05%, 11/30/2056*	185,000	186,936
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031*	278,000	279,589
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	2,050,000	2,080,339
5.96%, 02/15/2055*	1,390,000	1,373,791
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/2034*	125,000	126,768
7.38%, 06/30/2033*	514,000	530,724
8.63%, 03/15/2029*	141,000	146,789
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	385,000	394,181
EIG Pearl Holdings SARL
3.55%, 08/31/2036	581,950	531,407
Enbridge, Inc.
4.60%, 06/20/2028	213,000	213,721
5.45%, 03/27/2036	1,500,000	1,520,032
Energy Transfer LP
4.90%, 03/15/2035	798,000	781,988
4.95%, 05/15/2028	444,000	447,464
5.15%, 02/01/2043	332,000	301,364
5.35%, 05/15/2045	1,085,000	989,533
5.40%, 10/01/2047	1,722,000	1,566,494
6.13%, 12/15/2045	386,000	383,466
Enterprise Products Operating LLC
3.70%, 01/31/2051	161,000	118,474
4.60%, 01/15/2031	273,000	272,878
Esentia Energy Development SAB de CV
6.50%, 07/30/2038*#	669,000	660,972
Excelerate Energy LP
8.00%, 05/15/2030*	470,000	497,648
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034	692,864	619,925
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	90,000	90,347

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
7.88%, 05/15/2032	$712,000	$740,443
8.00%, 05/15/2033	90,000	94,399
GNL Quintero SA
4.63%, 07/31/2029	519,120	517,891
Gray Oak Pipeline LLC
3.45%, 10/15/2027*	2,913,000	2,863,296
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036	350,000	357,291
6.51%, 02/23/2042	360,000	381,855
Harvest Midstream I LP
6.75%, 05/15/2034*	175,000	179,667
7.50%, 05/15/2032*	553,000	574,586
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	75,000	75,882
7.38%, 07/15/2032*	417,000	431,038
ITT Holdings LLC
6.50%, 08/01/2029*	806,000	801,012
Kinder Morgan Energy Partners LP
5.50%, 03/01/2044	1,086,000	1,043,862
Kinder Morgan, Inc.
5.45%, 08/01/2052	368,000	346,319
MPLX LP
4.80%, 02/15/2031	429,000	428,732
5.30%, 04/01/2036	242,000	239,341
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	368,000	382,371
8.38%, 02/15/2032*	177,000	185,972
Northern Natural Gas Co.
5.63%, 02/01/2054*	332,000	317,264
NuStar Logistics LP
6.38%, 10/01/2030	99,000	102,792
ONEOK Partners LP
6.65%, 10/01/2036	2,930,000	3,189,962
ONEOK, Inc.
4.75%, 10/15/2031	900,000	894,630
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	281,000	232,231
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	303,958	316,654
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	220,000	220,818
5.03%, 10/01/2029	255,000	256,688
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056	268,000	264,534
Transportadora de Gas del Peru SA
4.25%, 04/30/2028	211,851	210,678
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	674,000	681,580
Venture Global LNG, Inc.
8.38%, 06/01/2031*	956,000	994,803
Venture Global Plaquemines LNG LLC
6.50%, 06/15/2034*	162,000	169,066
7.50%, 05/01/2033*	80,000	88,287
7.75%, 05/01/2035*	460,000	516,290
Western Midstream Operating LP
5.30%, 03/01/2048	188,000	164,341
5.50%, 12/15/2035	193,000	192,239
Williams Cos., Inc.
5.65%, 03/15/2033	464,000	479,678
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
5.75%, 06/24/2044	$425,000	$420,933
5.95%, 03/15/2056	271,000	269,753
		34,548,744
Real Estate — 0.2%
Aldar Investment Properties Sukuk, Ltd.
5.25%, 03/25/2035	400,000	391,546
CBRE Services, Inc.
4.90%, 01/15/2033	283,000	279,159
Corp. Inmobiliaria Vesta SAB de CV
5.50%, 01/30/2033*	300,000	294,270
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	459,000	459,364
Emaar Sukuk, Ltd.
3.88%, 09/17/2029	400,000	386,813
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	423,000	439,559
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	401,000	400,098
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	938,602
Sobha Sukuk, Ltd.
8.00%, 02/19/2029	250,000	244,665
		3,834,076
REITS — 0.6%
American Tower Corp.
2.30%, 09/15/2031	1,657,000	1,466,651
4.70%, 12/15/2032	197,000	194,422
5.20%, 02/15/2029	1,867,000	1,896,981
Arbor Realty SR, Inc.
7.88%, 07/15/2030*#	575,000	540,001
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	529,000	549,011
Brixmor Operating Partnership LP
2.50%, 08/16/2031	1,000,000	893,078
Crown Castle, Inc.
5.00%, 01/11/2028	394,000	397,035
5.60%, 06/01/2029	975,000	999,420
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	1,035,000	1,013,575
Essex Portfolio LP
1.65%, 01/15/2031	1,000,000	869,820
FIBRA Prologis
5.50%, 11/26/2035*	240,000	233,796
5.63%, 01/14/2038*	325,000	313,180
Goodman US Finance Eight LLC
5.88%, 04/28/2046*	759,000	747,691
Goodman US Finance Six LLC
5.13%, 10/07/2034*	223,000	220,425
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,483,000	1,399,131
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/2029*	418,000	409,102
LXP Industrial Trust
2.38%, 10/01/2031	263,000	228,941
National Health Investors, Inc.
5.35%, 02/01/2033	129,000	128,067
NNN REIT, Inc.
5.50%, 06/15/2034	430,000	438,394
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	420,000	416,673

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Starwood Property Trust, Inc.
6.13%, 06/01/2031*	$25,000	$25,277
6.50%, 07/01/2030*	456,000	466,763
UDR, Inc.
2.10%, 08/01/2032	583,000	495,711
Ventas Realty LP
2.50%, 09/01/2031	1,000,000	890,803
Weyerhaeuser Co.
4.00%, 03/09/2052	267,000	200,608
		15,434,556
Retail — 0.4%
Academy, Ltd.
5.88%, 05/15/2031*	360,000	362,223
Arcos Dorados BV
6.38%, 01/29/2032	400,000	414,000
AutoNation, Inc.
4.45%, 01/15/2029	225,000	223,000
AutoZone, Inc.
6.25%, 11/01/2028	319,000	331,371
Brinker International, Inc.
8.25%, 07/15/2030*	371,000	387,538
Darden Restaurants, Inc.
4.35%, 10/15/2027	291,000	290,435
El Puerto de Liverpool SAB de CV
5.75%, 02/10/2038*	410,000	391,140
6.26%, 01/22/2032*	300,000	311,976
Falabella SA
3.38%, 01/15/2032	350,000	315,000
FirstCash, Inc.
4.63%, 09/01/2028*	227,000	223,778
5.63%, 01/01/2030*	273,000	272,598
6.13%, 05/01/2034*	165,000	165,124
6.88%, 03/01/2032*	65,000	66,834
Home Depot, Inc.
4.90%, 04/15/2029	333,000	338,389
LBM Acquisition LLC
9.50%, 06/15/2031*	305,000	255,378
McDonald's Corp.
3.63%, 09/01/2049	448,000	325,796
4.45%, 03/01/2047	452,000	381,380
4.80%, 08/14/2028	1,008,000	1,017,931
Murphy Oil USA, Inc.
4.75%, 09/15/2029	187,000	183,873
5.88%, 06/01/2034*	425,000	426,535
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	635,000	629,036
Park River Holdings, Inc.
8.00%, 03/15/2031*	403,000	408,055
8.75%, 12/31/2030*	235,264	227,907
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	345,000	345,582
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	575,000	579,386
QXO Building Products, Inc.
6.75%, 04/30/2032*	321,000	327,085
		9,201,350
Semiconductors — 0.5%
Amkor Technology, Inc.
5.88%, 10/01/2033*	405,000	406,858
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Broadcom, Inc.
2.45%, 02/15/2031	$862,000	$782,854
3.19%, 11/15/2036*	2,191,000	1,832,876
4.80%, 02/15/2036	412,000	401,114
4.90%, 07/15/2032	377,000	379,203
5.05%, 07/12/2029	1,600,000	1,627,910
Foundry JV Holdco LLC
6.10%, 01/25/2036*	219,000	230,136
6.15%, 01/25/2032*	562,000	591,056
6.20%, 01/25/2037*	335,000	353,411
6.30%, 01/25/2039*	300,000	316,860
6.40%, 01/25/2038*	570,000	608,000
Intel Corp.
3.25%, 11/15/2049	1,160,000	762,310
3.73%, 12/08/2047	1,101,000	798,261
4.15%, 08/05/2032	341,000	327,754
5.70%, 02/10/2053	334,000	317,398
6.20%, 05/15/2066	365,000	366,936
Marvell Technology, Inc.
2.95%, 04/15/2031	1,100,000	1,013,669
5.45%, 07/15/2035	1,471,000	1,505,119
QUALCOMM, Inc.
4.75%, 05/20/2032	281,000	282,820
SK Hynix, Inc.
2.38%, 01/19/2031	650,000	591,315
Texas Instruments, Inc.
4.60%, 02/15/2028#	428,000	430,895
		13,926,755
Software — 0.6%
Cloud Software Group, Inc.
6.50%, 03/31/2029*	473,000	469,383
CoreWeave, Inc.
9.75%, 10/01/2031*	433,000	446,628
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	809,000	802,997
Fiserv, Inc.
5.15%, 08/12/2034	670,000	653,135
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	55,000	57,357
8.75%, 07/01/2034*	462,000	488,264
Oracle Corp.
3.60%, 04/01/2050	1,350,000	843,818
3.80%, 11/15/2037	2,957,000	2,398,154
3.95%, 03/25/2051	255,000	167,507
4.00%, 11/15/2047	824,000	565,426
4.45%, 09/26/2030	392,000	380,068
4.50%, 07/08/2044	1,124,000	858,275
4.80%, 09/26/2032	585,000	562,133
5.50%, 08/03/2035	362,000	351,129
5.70%, 02/04/2036	660,000	648,434
5.88%, 09/26/2045	624,000	558,065
5.95%, 09/26/2055	692,000	605,117
6.55%, 02/04/2046	250,000	241,048
6.70%, 02/04/2056	1,267,000	1,220,262
6.85%, 02/04/2066	555,000	531,630
Rackspace Finance LLC
3.50%, 05/15/2028*	977,126	825,600
Roper Technologies, Inc.
4.25%, 09/15/2028	306,000	304,101
4.75%, 02/15/2032	425,000	419,841
Salesforce, Inc.
4.65%, 03/15/2029	446,000	446,911

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.55%, 03/15/2056	$260,000	$265,074
ServiceNow, Inc.
6.30%, 05/15/2056	252,000	260,217
Synopsys, Inc.
5.70%, 04/01/2055	815,000	794,565
UKG, Inc.
6.88%, 02/01/2031*	332,000	326,264
		16,491,403
Telecommunications — 1.2%
Altice Financing SA
5.00%, 01/15/2028*	870,000	634,907
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	521,000	525,133
AT&T, Inc.
3.85%, 06/01/2060	706,000	478,541
4.50%, 05/15/2035	6,050,000	5,740,890
4.75%, 04/30/2033	347,000	342,766
4.75%, 05/15/2046	125,000	106,232
4.90%, 08/15/2037	1,998,000	1,922,918
5.70%, 11/01/2054	682,000	643,302
6.05%, 08/15/2056	170,000	167,996
6.30%, 10/30/2066	369,000	370,547
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	242,000	248,848
7.00%, 09/15/2055	270,000	278,846
Bharti Airtel, Ltd.
3.25%, 06/03/2031	300,000	281,393
Black Pearl Compute LLC
6.13%, 02/15/2031*	560,000	569,750
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	510,000	520,643
Cisco Systems, Inc.
5.10%, 02/24/2035	859,000	871,911
Core Scientific Finance I LLC
7.75%, 05/15/2031*	605,000	618,710
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032	400,000	355,276
Flash Compute LLC
7.25%, 12/31/2030*	505,000	520,621
HUT 8 DC LLC
6.19%, 11/15/2042*	779,000	788,292
Iliad Holding SAS
7.00%, 04/15/2032*	672,000	683,558
Iliad Holding SASU
8.50%, 04/15/2031*	200,000	211,860
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	625,000	628,214
MTN Mauritius Investments, Ltd.
6.50%, 10/13/2026	300,000	300,790
NTT Finance Corp.
5.17%, 07/16/2032*	239,000	240,271
Orange SA
4.00%, 01/13/2029*#	323,000	319,684
4.25%, 01/13/2031*	272,000	266,681
5.00%, 01/13/2036*	2,216,000	2,175,337
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	620,000	620,849
Rogers Communications, Inc.
7.00%, 04/15/2055	150,000	153,461
7.13%, 04/15/2055	346,000	358,789
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Sable International Finance, Ltd.
7.13%, 10/15/2032*	$310,000	$306,811
STC Sukuk Co. II, Ltd.
4.49%, 01/15/2031*	700,000	691,198
Telefonica Emisiones SA
4.90%, 03/06/2048	251,000	212,998
5.21%, 03/08/2047	500,000	444,622
T-Mobile USA, Inc.
3.00%, 02/15/2041	1,761,000	1,308,538
3.60%, 11/15/2060	374,000	247,241
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*#	400,000	409,113
Verizon Communications, Inc.
2.85%, 09/03/2041	862,000	617,181
3.00%, 11/20/2060	675,000	393,494
3.40%, 03/22/2041	383,000	297,568
3.88%, 03/01/2052	265,000	196,712
4.50%, 08/10/2033	659,000	640,924
5.25%, 04/02/2035	677,000	681,148
5.75%, 11/30/2045	271,000	267,195
6.00%, 11/30/2065	507,000	499,222
6.20%, 05/14/2056	241,000	244,631
Viasat, Inc.
7.50%, 05/30/2031*#	454,000	458,313
Vodafone Group PLC
5.13%, 06/04/2081	228,000	178,728
5.75%, 06/28/2054	338,000	323,565
5.75%, 02/10/2063	961,000	901,804
5.88%, 06/28/2064	459,000	441,796
Zayo Group Holdings, Inc.
13.75%, 09/09/2030*(1)	771,354	766,579
		32,476,397
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	1,519,000	1,230,494
4.45%, 03/15/2043	1,292,000	1,142,572
5.80%, 03/15/2056	195,000	197,277
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,048,000	916,476
6.13%, 09/15/2115	182,000	188,437
CSX Corp.
4.50%, 11/15/2052	793,000	668,432
FedEx Corp. Pass-Through Trust
1.88%, 08/20/2035	1,074,381	928,084
Fedex Freight Holding Co., Inc.
4.30%, 03/15/2029*	336,000	331,747
GXO Logistics, Inc.
6.25%, 05/06/2029	390,000	403,352
Kazakhstan Temir Zholy National Co. JSC
5.25%, 04/29/2036*	360,000	349,838
Ryder System, Inc.
5.25%, 06/01/2028	746,000	757,124
6.60%, 12/01/2033	832,000	911,669
Star Leasing Co. LLC
7.63%, 02/15/2030*	363,000	351,778
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	481,000	501,123
TTX Co.
5.50%, 09/25/2026*	771,000	773,405
		9,651,808

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Trucking & Leasing — 0.1%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	$310,000	$308,283
DAE Funding LLC
3.38%, 03/20/2028	300,000	290,455
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.25%, 02/01/2030*	584,000	591,820
5.35%, 03/30/2029*	243,000	246,785
6.05%, 08/01/2028*	490,000	503,623
6.20%, 06/15/2030*	365,000	381,815
		2,322,781
Total Corporate Bonds & Notes (cost $808,202,753)		796,915,506
ASSET BACKED SECURITIES — 6.8%
Auto Loan Receivables — 2.8%
American Credit Acceptance Receivables Trust
Series 2024-3, Class D 6.04%, 07/12/2030*	3,037,000	3,085,883
Avis Budget Rental Car Funding AESOP LLC
Series 2022-1A, Class A 3.83%, 08/21/2028*	5,000,000	4,972,927
Bridgecrest Lending Auto Securitization Trust
Series 2024-3, Class C 5.70%, 07/16/2029	5,004,000	5,042,093
Series 2024-3, Class D 5.83%, 05/15/2030	2,363,000	2,392,503
CarMax Auto Owner Trust
Series 2026-1, Class A3 4.04%, 03/17/2031	1,417,000	1,407,206
Series 2023-1, Class A3 4.75%, 10/15/2027	61,426	61,461
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	415,386	416,639
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,810,000	1,801,798
Series 2025-1A, Class C 5.71%, 07/16/2035*	2,600,000	2,618,017
Series 2024-2A, Class C 6.70%, 10/16/2034*	4,001,000	4,113,168
Exeter Automobile Receivables Trust
Series 2025-5A, Class D 5.16%, 03/15/2032	1,200,000	1,200,317
Series 2025-2A, Class D 5.89%, 07/15/2031	4,700,000	4,790,235
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	1,815,000	1,800,443
GLS Auto Receivables Issuer Trust
Series 2024-3A, Class D 5.53%, 02/18/2031*	3,533,000	3,564,800
Series 2024-2A, Class C 6.03%, 02/15/2030*	3,290,000	3,330,826
GLS Auto Select Receivables Trust
Series 2024-3A, Class C 5.92%, 08/15/2030*	2,500,000	2,557,348
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,069,712	1,071,932
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
GM Financial Revolving Receivables Trust
Series 2025-1, Class A 4.64%, 12/11/2037*	$1,650,000	$1,658,016
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A4 5.29%, 12/15/2031	2,158,000	2,186,879
Hyundai Auto Receivables Trust
Series 2023-C, Class A4 5.55%, 12/17/2029	1,400,000	1,421,700
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	729,356	720,481
Mercedes-Benz Auto Lease Trust
Series 2026-A, Class A4 3.97%, 04/15/2031	1,700,000	1,683,917
Series 2024-A, Class A4 5.32%, 02/15/2030	1,198,000	1,208,078
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A3 4.51%, 11/15/2027	183,669	183,823
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	3,100,000	3,104,793
Santander Drive Auto Receivables Trust
Series 2025-4, Class D 4.95%, 01/15/2032	960,000	954,516
Series 2024-3, Class D 5.97%, 10/15/2031	3,405,000	3,468,696
SBNA Auto Lease Trust
Series 2024-B, Class A4 5.55%, 12/20/2028*	1,633,000	1,640,615
Tesla Electric Vehicle Trust
Series 2023-1, Class A3 5.38%, 06/20/2028*	108,314	108,936
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,987,547
Series 2024-A, Class A4 4.77%, 04/16/2029	920,000	926,998
Series 2024-C, Class A3 4.88%, 03/15/2029	2,389,912	2,404,058
Series 2023-D, Class A3 5.54%, 08/15/2028	1,016,401	1,024,427
Volkswagen Auto Loan Enhanced Trust
Series 2025-1, Class A4 4.61%, 07/21/2031	1,450,000	1,459,274
		72,370,350
Credit Card Receivables — 0.3%
American Express Credit Account Master Trust
Series 2025-4, Class A 4.30%, 07/15/2030	800,000	800,622
BA Credit Card Trust
Series 2023-A2, Class A2 4.98%, 11/15/2028	1,850,000	1,858,943
Capital One Multi-Asset Execution Trust
Series 2025-A3, Class A 4.65%, 10/15/2037	800,000	786,736
Chase Issuance Trust
Series 2024-A2, Class A 4.63%, 01/15/2031	900,000	908,431

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Credit Card Receivables (continued)
Citibank Credit Card Issuance Trust
Series 2018-A7, Class A7 3.96%, 10/13/2030	$325,000	$322,691
WF Card Issuance Trust
Series 2024-A1, Class A 4.94%, 02/15/2029	700,000	704,453
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.47%, 02/15/2031	2,079,000	2,101,547
		7,483,423
Home Equity — 0.1%
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(2)	2,698,932	2,713,294
Other Asset Backed Securities — 3.6%
AMSR Trust
Series 2024-SFR1, Class C 4.29%, 07/17/2041*(5)	2,523,000	2,438,166
Bridge Trust
Series 2024-SFR1, Class C 4.30%, 08/17/2040*	2,100,000	2,026,929
Series 2024-SFR1, Class D 4.30%, 08/17/2040*	2,277,000	2,186,494
Cascade MH Asset Trust VRS
Series 2024-MH1, Class A1 5.70%, 11/25/2056*(2)	2,425,232	2,450,900
Crossroads Asset Trust
Series 2025-A, Class C 5.51%, 02/20/2032*	695,000	702,451
FirstKey Homes Trust
Series 2021-SFR1, Class E1 2.39%, 08/17/2038*	3,500,000	3,475,697
Series 2021-SFR1, Class E2 2.49%, 08/17/2038*	4,000,000	3,972,069
GoodLeap Home Improvement Solutions Trust
Series 2025-3A, Class A 5.00%, 10/20/2049*	2,084,722	2,063,000
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A3 5.00%, 09/15/2028*	1,467,000	1,478,547
Hilton Grand Vacations Trust
Series 2026-1A, Class B 5.01%, 02/25/2043*	1,123,983	1,121,131
HINNT LLC
Series 2025-A, Class B 5.45%, 03/15/2044*	2,087,801	2,101,540
Home Partners of America Trust
Series 2021-2, Class E1 2.85%, 12/17/2026*	2,844,458	2,805,035
Series 2021-2, Class E2 2.95%, 12/17/2026*	215,853	212,810
Series 2019-2, Class E 3.32%, 10/19/2039*	915,851	890,437
Series 2019-1, Class D 3.41%, 09/17/2039*	1,524,362	1,488,112
Identity Digital Capital LLC
6.79%, 03/20/2065	3,000,000	2,988,000
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,732,946	1,731,386
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Mariner Finance Issuance Trust
Series 2024-AA, Class C 6.00%, 09/22/2036*	$1,314,000	$1,328,886
Series 2024-AA, Class D 6.77%, 09/22/2036*	2,678,000	2,714,638
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	413,041	401,587
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	743,800	731,386
Series 2025-B, Class A 4.72%, 09/15/2055*	515,394	509,665
Series 2025-A, Class A 5.15%, 02/16/2055*	2,391,626	2,392,525
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	2,800,000	2,723,015
Oportun Issuance Trust
Series 2021-C, Class A 2.18%, 10/08/2031*	1,042,088	1,028,580
Series 2025-D, Class B 5.31%, 02/08/2033*	3,545,000	3,539,579
PEAC Solutions Receivables LLC
Series 2024-1A, Class A3 5.64%, 11/20/2030*	4,500,000	4,564,558
Progress Residential Trust
Series 2024-SFR4, Class C 3.33%, 07/17/2041*	1,228,000	1,154,817
Series 2024-SFR3, Class C 3.50%, 06/17/2041*	1,939,000	1,830,613
Series 2024-SFR3, Class D 3.50%, 06/17/2041*	2,764,000	2,602,153
Series 2021-SFR10, Class E1 3.57%, 12/17/2040*	2,896,114	2,761,123
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,825,000	1,823,203
Series 2024-2A, Class B 5.84%, 07/15/2031*	2,613,000	2,630,436
ReNew
Series 2023-1A, Class A 5.90%, 11/20/2058*	3,650,559	3,674,634
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	2,400,000	2,407,472
SCF Equipment Leasing LLC
Series 2025-2A, Class C 4.82%, 06/20/2036*	1,850,000	1,808,204
Series 2024-1A, Class C 5.82%, 09/20/2032*	1,728,000	1,756,398
Series 2024-1A, Class D 6.58%, 06/21/2033*	2,094,000	2,147,605
SCF Equipment Trust LLC
Series 2025-1A, Class D 5.88%, 11/20/2035*	623,000	628,886
Sierra Timeshare Receivables Funding LLC
Series 2024-2A, Class C 5.83%, 06/20/2041*	981,118	984,848
Stream Innovations Issuer Trust
Series 2025-1A, Class B 5.48%, 09/15/2045*	1,453,049	1,456,485

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2024-1A, Class A 6.27%, 07/15/2044*	$2,080,519	$2,139,550
Tricon Residential Trust
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	2,691,478	2,677,653
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	814,220	825,591
Verizon Master Trust
Series 2025-10, Class A 4.28%, 10/20/2033*	1,135,000	1,125,550
Series 2023-6, Class A 5.35%, 09/22/2031*	3,340,000	3,411,725
Series 2023-7, Class A1A 5.67%, 11/20/2029	200,000	201,512
Westgate Resorts LLC
Series 2026-1A, Class A 5.19%, 10/20/2039*	1,188,730	1,188,716
Series 2024-1A, Class B 6.56%, 01/20/2038*	1,154,372	1,164,347
Series 2024-1A, Class C 7.06%, 01/20/2038*	1,317,687	1,331,271
		95,799,915
Total Asset Backed Securities (cost $175,554,588)		178,366,982
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Commercial and Residential — 2.4%
Ajax Mtg. Loan Trust
Series 2022-A, Class A1 3.50%, 10/25/2061*(5)	3,559,939	3,457,296
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(5)	1,705,000	1,704,187
BAMLL Re-REMIC Trust VRS
Series 2024-FRR3, Class B 1.40%, 01/27/2050*(2)	5,000,000	4,855,372
Brean Asset Backed Securities Trust
Series 2024-RM8, Class A1 4.50%, 05/25/2064*	1,661,173	1,635,228
BVRT LLC FRS
Series 2025-1, Class A 3.64%, (SOFR30A+0.00%), 05/10/2033*	2,617,654	2,547,507
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 4.67%, (TSFR1M+1.05%), 04/15/2034*	1,554,232	1,551,519
Center Street Lending Resi-Investor ABS Mtg. Trust
Series 2024-RTL1, Class A1 6.89%, 10/25/2029*(5)	2,950,000	2,970,668
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	712,757	669,294
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(2)	1,000,000	990,776
DBSG Mtg. Trust VRS
Series 2024-ALTA, Class A 5.95%, 06/10/2037*(2)	2,900,000	2,920,195
GS Mtg.-Backed Securities Trust
Series 2024-RPL4, Class A1 3.90%, 09/25/2061*(5)	2,735,084	2,670,074
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
LHOME Mtg. Trust
Series 2024-RTL5, Class A1 5.32%, 09/25/2039*(5)	$2,300,000	$2,302,501
Series 2025-RTL1, Class A1 5.65%, 01/25/2040*(5)	2,100,000	2,109,167
MFA Trust
Series 2024-RTL3, Class A1 5.91%, 11/25/2039*(5)	3,260,000	3,269,504
MSDB Trust VRS
Series 2017-712F, Class A 3.32%, 07/11/2039*(2)	5,310,000	5,130,280
New Residential Mtg. Loan Trust
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(5)	4,000,000	4,017,891
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	10,537,530
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(2)	2,318,038	2,200,390
PRPM LLC
Series 2024-RCF3, Class A1 4.00%, 05/25/2054*(5)	1,127,250	1,111,097
Roc Mtg. Trust
Series 2025-RTL1, Class A1 5.63%, 02/25/2040*(5)	1,600,000	1,603,209
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	1,100,000	1,115,486
Shellpoint Co.-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	140,134	128,950
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(5)	2,500,000	2,505,604
Towd Point Mtg. Trust VRS
Series 2020-3, Class M1A 2.75%, 02/25/2063*(2)	1,750,000	1,547,642
		63,551,367
U.S. Government Agency — 2.1%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2020-K105, Class C 3.53%, 03/25/2053*(2)	4,800,000	4,518,490
Series 2017-K70, Class C 3.81%, 12/25/2049*(2)	4,500,000	4,421,200
Series 2019-K91, Class C 4.26%, 04/25/2051*(2)	3,000,000	2,913,862
Series 2018-K83, Class B 4.28%, 11/25/2051*(2)	3,000,000	2,954,276
Series 2019-K90, Class C 4.32%, 02/25/2052*(2)	1,500,000	1,465,459
Series 2019-K88, Class C 4.39%, 02/25/2052*(2)	1,645,000	1,597,126
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2024-MN8, Class M1 6.46%, (SOFR30A+2.85%), 05/25/2044*	1,336,884	1,344,379
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	117,544	116,549

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 3.04%, (6.69%-SOFR30A), 09/15/2039(6)(7)	$118,489	$5,027
Federal National Mtg. Assoc. REMIC
Series 2026-M10, Class X1 Zero Coupon, 07/25/2035(7)	14,250,674	2,129
Series 2021-95, Class GA 1.88%, 03/25/2051	4,169,099	3,436,485
Series 2017-100, Class NP 3.00%, 12/25/2047	2,053,237	1,842,044
Series 2018-27, Class EA 3.00%, 05/25/2048	2,629,017	2,340,461
Series 2018-35, Class CD 3.00%, 05/25/2048	2,796,284	2,460,566
Federal National Mtg. Assoc. REMIC VRS
Series 2026-M10, Class A1 1.85%, 06/25/2031(2)	1,808,676	1,669,617
Series 2026-M10, Class A2 1.85%, 07/25/2035(2)	10,326,000	8,744,668
Series 2026-M10, Class PS 1.85%, 07/25/2035(2)	2,116,000	1,844,043
Series 2023-M2, Class 3A2 1.94%, 04/25/2032(2)	5,000,000	4,344,128
Government National Mtg. Assoc. REMIC
Series 2025-6, Class A 3.50%, 11/20/2050	4,335,716	4,079,344
Series 2024-64, Class YH 5.00%, 04/20/2054	2,951,058	2,809,412
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(2)	624,707	602,243
		53,511,508
Total Collateralized Mortgage Obligations (cost $115,954,724)		117,062,875
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.8%
U.S. Government — 23.9%
United States Treasury Bonds
1.25%, 05/15/2050	1,213,000	570,773
1.38%, 08/15/2050	17,420,000	8,448,020
1.75%, 08/15/2041	14,960,000	9,967,100
1.88%, 02/15/2051 to 11/15/2051	9,782,000	5,354,771
2.00%, 11/15/2041 to 08/15/2051	13,713,000	9,316,058
2.25%, 02/15/2052	23,835,000	14,212,550
2.38%, 02/15/2042 to 05/15/2051	41,881,000	27,310,249
3.00%, 11/15/2045 to 05/15/2047	8,984,000	6,634,782
3.38%, 11/15/2048	22,308,000	17,330,528
3.63%, 08/15/2043	4,188,000	3,550,312
4.00%, 11/15/2052	22,635,000	19,218,530
4.13%, 08/15/2053#	187,000	162,157
4.25%, 02/15/2054 to 08/15/2054	23,562,000	20,865,319
4.50%, 02/15/2044	19,595,000	18,576,213
4.63%, 05/15/2044 to 11/15/2055	5,527,000	5,305,360
4.63%, 02/15/2046#	833,000	795,515
4.75%, 11/15/2043 to 02/15/2056	15,143,000	14,591,256
4.88%, 08/15/2045	287,000	283,401
5.00%, 05/15/2045 to 05/15/2056	1,488,000	1,493,354
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2031 to 02/15/2043	128,024,000	81,606,008
United States Treasury Notes
1.25%, 12/31/2026	838,000	825,829
1.50%, 01/31/2027	2,280,000	2,245,533
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.63%, 11/30/2026	$640,000	$633,254
1.75%, 11/15/2029#	1,279,000	1,184,074
2.25%, 08/15/2027	230,000	225,472
2.38%, 05/15/2029	500,000	476,875
2.63%, 02/15/2029	68,000	65,527
2.88%, 04/30/2029	35,010,000	33,883,116
3.50%, 04/30/2028 to 02/15/2033	11,992,000	11,700,459
3.63%, 08/31/2030	39,599,000	38,837,957
3.75%, 04/30/2028	1,000,000	995,313
3.88%, 05/15/2029 to 08/15/2034	34,306,000	33,667,387
3.88%, 12/31/2032#	2,000,000	1,955,859
4.00%, 05/31/2030 to 02/15/2034	56,425,000	55,695,661
4.13%, 03/31/2029 to 02/15/2036	83,427,000	83,187,642
4.25%, 01/15/2028 to 08/15/2035	45,684,000	45,556,161
4.25%, 02/28/2031#	1,000,000	1,004,688
4.38%, 12/31/2029 to 05/15/2036	12,004,000	12,103,394
4.50%, 12/31/2031 to 11/15/2033	31,343,000	31,721,343
4.63%, 04/30/2031	2,600,000	2,654,437
		624,212,237
U.S. Government Agency — 30.9%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	7,275,391
3.25%, 11/16/2028#	1,000,000	983,811
5.50%, 07/15/2036	250,000	269,613
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	7,498,067	6,733,561
2.00%, 02/01/2036 to 04/01/2052	36,524,891	30,525,705
2.50%, 01/01/2028 to 11/01/2051	25,739,994	21,984,158
3.00%, 08/01/2027 to 11/01/2046	9,457,482	8,637,931
3.50%, 11/01/2041 to 03/01/2053	34,922,246	32,186,271
4.00%, 09/01/2040 to 06/01/2052	16,426,337	15,582,300
4.50%, 12/01/2039 to 12/01/2048	3,618,059	3,539,074
5.00%, 10/01/2033 to 03/01/2056	26,561,183	26,264,474
5.50%, 11/01/2032 to 06/01/2056	42,037,000	42,334,717
6.00%, 10/01/2033 to 07/01/2055	6,758,196	6,906,894
6.50%, 02/01/2035 to 01/01/2054	3,588,943	3,729,583
6.75%, 09/15/2029 to 03/15/2031	750,000	819,023
Federal Home Loan Mtg. Corp. FRS
5.68%, (RFUCCT6M+1.49%), 02/01/2037	30,150	31,011
Federal National Mtg. Assoc.
1.17%, 11/01/2030	9,000,000	7,825,804
1.50%, 12/01/2050 to 03/01/2051	8,216,483	6,297,925
1.97%, 11/01/2031	4,425,611	3,921,768
2.00%, 11/01/2035 to 03/01/2052	104,208,806	85,194,978
2.50%, 12/01/2026 to 05/01/2052	128,970,580	110,343,748
3.00%, 10/01/2027 to 07/01/2052	72,178,936	64,003,206
3.50%, 08/01/2026 to 04/01/2052	50,026,526	46,068,426
4.00%, 07/01/2040 to 10/01/2052	41,416,571	39,232,113
4.37%, 01/01/2032	7,267,273	7,219,010
4.42%, 06/01/2032	6,200,000	6,164,791
4.45%, 08/01/2032	2,000,000	1,990,494
4.48%, 05/01/2035	8,518,506	8,412,463
4.50%, 08/01/2045 to 09/01/2054	21,606,382	20,949,760
4.61%, 07/01/2032 to 10/01/2032	13,787,000	13,822,003
4.70%, 05/01/2035	2,735,200	2,747,265
4.90%, 04/01/2035	7,892,000	7,996,002
4.96%, 09/01/2032	5,547,000	5,625,280
5.00%, 09/01/2033 to 11/01/2054	33,473,831	33,115,947
5.02%, 01/01/2033	1,933,000	1,966,945
5.08%, 09/01/2031	829,527	848,018
5.24%, 12/01/2033	2,782,000	2,890,399
5.50%, 04/01/2033 to 09/01/2053	11,106,409	11,213,426

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 02/01/2032 to 11/01/2053	$27,077,803	$27,719,320
6.50%, 10/01/2037 to 12/01/2053	4,692,720	4,876,489
Federal National Mtg. Assoc. FRS
5.93%, (RFUCCT1Y+1.57%), 05/01/2037	42,073	43,439
6.00%, (H15T1Y+2.28%), 11/01/2036	100,289	104,202
6.35%, (RFUCCT1Y+1.83%), 10/01/2040	176,208	183,008
6.57%, (RFUCCT1Y+1.83%), 10/01/2040	38,141	39,648
Federal National Mtg. Assoc. VRS
2.15%, 02/01/2032(2)	7,857,509	6,973,337
Government National Mtg. Assoc.
2.00%, 11/20/2050	4,918,549	4,036,910
2.50%, 05/20/2050 to 12/20/2051	23,242,559	19,906,304
3.00%, 02/20/2045 to 02/20/2052	25,225,953	22,602,770
3.50%, 03/20/2045 to 10/20/2047	1,416,850	1,303,577
4.00%, 03/20/2044 to 05/20/2048	1,710,039	1,631,214
4.50%, 05/15/2039 to 07/20/2052	9,445,421	9,193,195
5.50%, 12/15/2039 to 05/20/2053	11,330,114	11,497,070
6.00%, 10/15/2039	61,801	63,958
		805,827,729
Total U.S. Government & Agency Obligations (cost $1,542,841,028)		1,430,039,966
FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
Regional(State/Province) — 0.0%
Province of British Columbia Canada
4.20%, 07/06/2033	1,054,000	1,035,322
Sovereign — 1.3%
Abu Dhabi Government International Bond
2.70%, 09/02/2070	400,000	215,026
3.88%, 04/16/2050#	800,000	618,044
4.13%, 10/11/2047	400,000	327,061
Bahamas Government International Bond
8.25%, 06/24/2036	500,000	558,925
Brazilian Government International Bond
6.25%, 05/22/2036	500,000	495,500
Bulgaria Government International Bond
5.00%, 03/05/2037	600,000	587,051
Chile Government International Bond
4.95%, 01/05/2036	400,000	395,600
Costa Rica Government International Bond
6.55%, 04/03/2034	600,000	637,254
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	3,011,000	3,028,253
Hungary Government International Bond
6.00%, 09/26/2035*	1,000,000	1,040,498
Israel Government International Bond
3.88%, 07/03/2050	300,000	216,660
5.00%, 01/13/2036	700,000	683,515
Ivory Coast Government International Bond
7.63%, 01/30/2033	450,000	481,145
8.08%, 04/01/2036*	600,000	653,136
Kazakhstan Government International Bond
5.50%, 07/01/2037*	800,000	823,334
6.50%, 07/21/2045	400,000	436,722
Latvia Government International Bond
5.13%, 07/30/2034	500,000	501,442
Mexico Government International Bond
4.28%, 08/14/2041	2,803,000	2,204,559
5.38%, 03/22/2033	3,842,000	3,753,634
5.55%, 01/21/2045#	300,000	270,900
5.63%, 09/22/2035	400,000	387,200
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
5.85%, 07/02/2032	$1,374,000	$1,380,114
6.00%, 05/13/2030	587,000	604,904
6.00%, 05/07/2036	720,000	717,682
6.13%, 02/09/2038	600,000	588,300
6.34%, 05/04/2053	218,000	204,048
6.35%, 02/09/2035	800,000	814,760
6.63%, 01/29/2038	573,000	585,033
6.75%, 09/27/2034	500,000	529,590
6.75%, 02/09/2056	400,000	392,120
6.88%, 05/13/2037	1,443,000	1,507,646
Panama Government International Bond
5.23%, 02/23/2034	678,000	670,881
6.40%, 02/14/2035	400,000	423,740
Peruvian Government International Bond
6.20%, 06/30/2055	200,000	202,500
Republic of Italy Government International Bond
3.88%, 05/06/2051	585,000	424,192
Republic of Poland Government International Bond
6.13%, 04/14/2056	828,000	828,220
Republic of South Africa Government International Bond
7.10%, 11/19/2036	300,000	320,910
7.25%, 12/11/2055*	550,000	542,388
Romanian Government International Bond
6.00%, 05/25/2034	400,000	397,713
6.63%, 05/16/2036*	1,080,000	1,104,296
7.63%, 01/17/2053	400,000	431,769
Saudi Government International Bond
4.63%, 10/04/2047	450,000	380,124
5.00%, 01/18/2053	500,000	434,253
5.75%, 01/16/2054*	400,000	385,496
Saudi International Bond
3.45%, 02/02/2061	700,000	443,352
Serbia International Bond
6.00%, 06/12/2034#	1,000,000	1,026,583
		33,656,073
Total Foreign Government Obligations (cost $35,123,909)		34,691,395
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%#† (cost $48,512)	3,142	37,704
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(8) (cost $0)	123	0
Total Long-Term Investment Securities (cost $2,677,725,514)		2,557,114,428
SHORT-TERM INVESTMENTS — 3.7%
Unaffiliated Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(9)	88,345,156	88,345,156

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(9)(10)	7,481,334	$7,481,334
Total Short-Term Investments (cost $95,826,490)		95,826,490
TOTAL INVESTMENTS (cost $2,773,552,004)(11)	101.6%	2,652,940,918
Other assets less liabilities	(1.6)	(41,419,004)
NET ASSETS	100.0%	$2,611,521,914

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$471,398,037 representing 18.1% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(3)	Security in default of interest.
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2026.
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2026.
(7)	Interest Only
(8)	Securities classified as Level 3 (see Note 2).
(9)	The rate shown is the 7-day yield as of May 31, 2026.
(10)
At May 31, 2026, the Fund had loaned securities with a total value of $19,659,885. This was secured by collateral of $7,481,334, which was received in cash and subsequently invested in short-term investments currently valued at $7,481,334 as reported in the
Portfolio of Investments. Additional collateral of $12,601,810 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Mtg. Corp.	0.96% to 9.50%	04/15/2027 to 08/15/2057	$713,605
Federal National Mtg. Assoc.	0.95% to 17.00%	05/25/2036 to 09/01/2064	53,457
Government National Mtg. Assoc.	1.25% to 8.72%	02/20/2031 to 03/16/2068	440,103
United States Treasury Bills	0.00%	06/11/2026 to 02/18/2027	161,274
United States Treasury Notes/Bonds	0.13% to 5.38%	07/15/2026 to 02/15/2056	11,233,371

(11)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	U.S. Treasury 10 Year Notes	September 2026	$2,721,134	$2,745,703	$24,569
745	Long	U.S. Treasury 2 Year Notes	September 2026	153,617,633	153,889,062	271,429
219	Long	U.S. Treasury Long Bonds	September 2026	24,113,987	24,575,906	461,919
						$757,917

						Unrealized (Depreciation)
105	Short	U.S. Treasury 5 Year Notes	September 2026	$11,191,619	$11,257,149	$(65,530)
436	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	48,224,981	48,866,062	(641,081)
						$(706,611)
		Net Unrealized Appreciation (Depreciation)				$51,306

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$796,915,506	$—	$796,915,506
Asset Backed Securities	—	178,366,982	—	178,366,982
Collateralized Mortgage Obligations	—	117,062,875	—	117,062,875
U.S. Government & Agency Obligations	—	1,430,039,966	—	1,430,039,966
Foreign Government Obligations	—	34,691,395	—	34,691,395
Preferred Stocks	37,704	—	—	37,704
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	95,826,490	—	—	95,826,490
Total Investments at Value	$95,864,194	$2,557,076,724	$0	$2,652,940,918
Other Financial Instruments:†
Futures Contracts	$757,917	$—	$—	$757,917
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$706,611	$—	$—	$706,611

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.2%
Aerospace/Defense — 2.9%
Airbus SE	10,253	$2,149,050
Boeing Co.†	59,321	13,712,049
L3Harris Technologies, Inc.	13,157	4,146,823
Lockheed Martin Corp.	6,451	3,421,933
RTX Corp.	15,920	2,860,187
		26,290,042
Agriculture — 1.6%
British American Tobacco PLC ADR	236,855	14,635,270
Auto Manufacturers — 0.6%
PACCAR, Inc.	46,233	5,102,736
Banks — 7.1%
Bank of America Corp.	94,033	4,852,103
Citigroup, Inc.	139,128	17,516,215
Citizens Financial Group, Inc.	47,523	2,958,782
First Citizens BancShares, Inc., Class A	4,515	8,987,153
JPMorgan Chase & Co.	42,591	12,747,912
PNC Financial Services Group, Inc.	19,940	4,409,133
Wells Fargo & Co.	174,048	13,495,682
		64,966,980
Beverages — 1.6%
Coca-Cola Co.	72,283	5,711,080
Keurig Dr Pepper, Inc.	211,958	6,365,099
PepsiCo., Inc.	17,522	2,526,497
		14,602,676
Building Materials — 0.9%
Fortune Brands Innovations, Inc.	82,468	3,211,304
Vulcan Materials Co.	17,215	4,870,468
		8,081,772
Chemicals — 3.2%
Air Products & Chemicals, Inc.	39,412	10,980,971
International Flavors & Fragrances, Inc.	53,422	4,062,743
Linde PLC	11,811	5,878,217
PPG Industries, Inc.	70,265	7,938,540
		28,860,471
Commercial Services — 1.5%
Automatic Data Processing, Inc.	27,800	6,167,152
Rentokil Initial PLC	1,313,923	7,941,336
		14,108,488
Computers — 3.4%
Apple, Inc.	18,850	5,882,331
Hewlett Packard Enterprise Co.	227,009	9,770,467
Western Digital Corp.	29,875	15,869,899
		31,522,697
Cosmetics/Personal Care — 2.4%
Haleon PLC	1,392,587	6,314,460
Procter & Gamble Co.	52,789	7,578,389
Unilever PLC	135,276	7,661,419
		21,554,268
Distribution/Wholesale — 1.2%
WESCO International, Inc.	31,682	11,442,588
Diversified Financial Services — 4.3%
Apollo Global Management, Inc.	71,445	9,195,686
Capital One Financial Corp.	36,647	6,887,071
Charles Schwab Corp.	87,148	7,612,378
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	72,953	$10,786,101
Visa, Inc., Class A	15,717	5,129,400
		39,610,636
Electric — 3.8%
American Electric Power Co., Inc.	62,508	7,917,888
DTE Energy Co.	67,004	9,572,861
Evergy, Inc.	107,643	8,831,032
PG&E Corp.	174,200	2,846,428
Sempra	61,650	5,494,865
		34,663,074
Electronics — 1.7%
Fortive Corp.	50,164	2,925,565
Honeywell International, Inc.	35,820	8,520,145
TE Connectivity PLC	19,415	4,143,355
		15,589,065
Environmental Control — 0.4%
Waste Management, Inc.	18,837	3,983,272
Food — 0.9%
Nestle SA ADR#	85,466	8,669,671
Healthcare-Products — 2.3%
Baxter International, Inc.#	594,058	11,156,409
Danaher Corp.	16,206	2,960,350
Medtronic PLC	92,254	6,809,268
		20,926,027
Healthcare-Services — 1.2%
UnitedHealth Group, Inc.	28,119	10,693,937
Insurance — 3.7%
American International Group, Inc.	27,069	2,009,332
Arthur J. Gallagher & Co.	22,413	4,507,478
Chubb, Ltd.	16,148	5,033,816
Fidelity National Financial, Inc.	82,417	3,902,445
Marsh & McLennan Cos., Inc.	47,500	7,598,575
MetLife, Inc.	68,908	5,698,003
Travelers Cos., Inc.	17,616	5,141,934
		33,891,583
Internet — 8.6%
Alphabet, Inc., Class A	30,078	11,439,866
Alphabet, Inc., Class C	56,334	21,205,808
Amazon.com, Inc.†	73,822	19,979,186
CDW Corp.	39,838	4,997,677
Meta Platforms, Inc., Class A	32,602	20,621,091
		78,243,628
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	5,630	4,931,148
Machinery-Diversified — 0.8%
Otis Worldwide Corp.	99,600	7,055,664
Media — 2.2%
Comcast Corp., Class A	361,030	8,978,816
Walt Disney Co.	107,167	10,912,816
		19,891,632
Mining — 0.9%
Barrick Mining Corp.	54,895	2,335,782
Freeport-McMoRan, Inc.	89,829	5,902,664
		8,238,446

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 4.1%
BP PLC	1,422,326	$9,994,798
Chevron Corp.	43,524	7,941,389
EQT Corp.	93,947	5,160,509
Exxon Mobil Corp.	76,512	11,114,133
Marathon Petroleum Corp.	15,006	3,733,042
		37,943,871
Packaging & Containers — 0.9%
Crown Holdings, Inc.	82,981	7,889,833
Pharmaceuticals — 7.7%
AstraZeneca PLC (LSE)	21,495	3,995,308
Becton Dickinson & Co.	40,874	6,013,383
Cardinal Health, Inc.	29,894	5,883,139
CVS Health Corp.	303,842	27,643,545
Johnson & Johnson	54,342	12,244,883
Merck & Co., Inc.	82,584	9,804,373
Roche Holding AG ADR#	99,700	5,224,280
		70,808,911
Pipelines — 2.0%
Enterprise Products Partners LP	122,342	4,500,962
Williams Cos., Inc.	188,469	13,454,802
		17,955,764
Private Equity — 0.8%
Blackstone, Inc.	39,900	4,667,103
Carlyle Group, Inc.	55,124	2,504,283
		7,171,386
REITS — 3.5%
American Tower Corp.	34,578	6,464,703
AvalonBay Communities, Inc.	19,996	3,649,470
Crown Castle, Inc.	38,778	3,548,187
Healthcare Realty Trust, Inc.	159,504	3,177,320
Host Hotels & Resorts, Inc.	12,908	296,626
Public Storage	24,906	7,563,703
Rexford Industrial Realty, Inc.	121,133	4,296,587
STAG Industrial, Inc.	63,737	2,413,720
Sun Communities, Inc.	4,808	594,557
		32,004,873
Retail — 3.4%
Dollar General Corp.	51,523	5,698,959
Home Depot, Inc.	38,454	12,195,302
Industria de Diseno Textil SA ADR	322,738	5,015,348
Restaurant Brands International, Inc.#	111,361	8,318,667
		31,228,276
Semiconductors — 8.8%
Applied Materials, Inc.	7,177	3,230,081
Broadcom, Inc.	27,215	12,158,845
Intel Corp.†	70,931	8,134,367
Micron Technology, Inc.	3,250	3,155,750
Samsung Electronics Co., Ltd. GDR	3,302	17,616,170
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,066	10,907,318
Texas Instruments, Inc.	82,310	25,160,521
		80,363,052
Software — 3.4%
Microsoft Corp.	69,535	31,307,438
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.7%
Cisco Systems, Inc.	37,900	$4,563,918
Corning, Inc.	16,411	2,973,017
T-Mobile US, Inc.	29,639	5,558,201
Verizon Communications, Inc.	60,089	2,872,855
		15,967,991
Toys/Games/Hobbies — 0.7%
Hasbro, Inc.	73,299	6,316,175
Transportation — 3.5%
CSX Corp.	41,075	1,859,055
FedEx Corp.	38,818	15,983,311
Knight-Swift Transportation Holdings, Inc.	20,030	1,514,869
Old Dominion Freight Line, Inc.	19,400	4,367,910
Union Pacific Corp.	32,142	8,441,775
		32,166,920
Total Long-Term Investment Securities (cost $791,270,037)		898,680,261
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1)	14,655,405	14,655,405
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	469,666	469,666
Total Short-Term Investments (cost $15,125,071)		15,125,071
TOTAL INVESTMENTS (cost $806,395,108)(3)	99.9%	913,805,332
Other assets less liabilities	0.1	909,625
NET ASSETS	100.0%	$914,714,957

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $11,526,780. This was secured by collateral of $469,666, which was received in cash and subsequently invested in short-term investments currently valued at $469,666 as reported in the
Portfolio of Investments. Additional collateral of $11,659,560 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$7,555
United States Treasury Bills	0.00%	06/04/2026 to 10/29/2026	2,494,290
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 05/15/2054	9,157,715

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
LSE—London Stock Exchange

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$898,680,261	$—	$—	$898,680,261
Short-Term Investments	15,125,071	—	—	15,125,071
Total Investments at Value	$913,805,332	$—	$—	$913,805,332

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.3%
Domestic Equity Investment Companies — 61.5%
VALIC Company I Dividend Value Fund	418,029	$5,655,936
VALIC Company I Growth Fund	210,602	4,085,683
VALIC Company I Large Cap Core Fund	277,106	4,982,369
VALIC Company I Nasdaq-100 Index Fund	226,279	6,745,365
VALIC Company I Science & Technology Fund	44,577	2,199,857
VALIC Company I Stock Index Fund	543,857	36,438,437
VALIC Company I Systematic Growth Fund	343,474	6,828,266
VALIC Company I Systematic Value Fund	559,416	9,532,439
Total Domestic Equity Investment Companies (cost $69,331,034)		76,468,352
Domestic Fixed Income Investment Companies — 18.5%
VALIC Company I Core Bond Fund (cost $23,072,472)	2,343,615	22,990,866
International Equity Investment Companies — 1.3%
VALIC Company I International Value Fund (cost $1,280,531)	118,746	1,611,384
Total Affiliated Investment Companies (cost $93,684,037)		101,070,602
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.4%
U.S. Government — 15.4%
United States Treasury Notes
3.88%, 08/15/2033 to 08/15/2034	$2,614,000	2,531,588
4.00%, 02/15/2034	2,669,100	2,611,652
4.00%, 11/15/2035(2)	3,892,900	3,765,164
4.13%, 02/15/2036	1,410,400	1,375,801
4.25%, 11/15/2034 to 05/15/2035	3,819,900	3,780,795
4.25%, 08/15/2035(2)	585,100	577,901
4.38%, 05/15/2034	2,343,400	2,348,709
4.50%, 11/15/2033	1,583,300	1,601,978
4.63%, 02/15/2035	517,400	526,273
Total U.S. Government & Agency Obligations (cost $19,384,657)		19,119,861
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/23/2026; Strike Price: $6,300.00; Counterparty: Citibank, N.A.)	2,500	184,170
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,400.00; Counterparty: Goldman Sachs International)	3,000	$292,991
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,550.00; Counterparty: Goldman Sachs International)	4,500	506,319
Total Purchased Options (cost $1,388,869)		983,480
Total Long-Term Investment Securities (cost $114,457,563)		121,173,943
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 3.66%(3) (cost $4,425,074)	4,425,074	4,425,074
TOTAL INVESTMENTS (cost $118,882,637)(4)	101.1%	125,599,017
Other assets less liabilities	(1.1)	(1,308,048)
NET ASSETS	100.0%	$124,290,969

#
The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I
Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P 500 E-Mini Index	June 2026	$11,215,809	$11,393,625	$177,816

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$101,070,602	$—	$—	$101,070,602
U.S. Government & Agency Obligations	—	19,119,861	—	19,119,861
Purchased Options	—	983,480	—	983,480
Short-Term Investments	4,425,074	—	—	4,425,074
Total Investments at Value	$105,495,676	$20,103,341	$—	$125,599,017
Other Financial Instruments:†
Futures Contracts	$177,816	$—	$—	$177,816

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Brazil — 3.5%
B3 SA - Brasil Bolsa Balcao	606,990	$1,985,377
Banco Bradesco SA (Preference Shares)	391,376	1,373,236
Banco BTG Pactual SA	120,497	1,283,903
CPFL Energia SA	22,795	196,068
Gerdau SA (Preference Shares)	643,489	2,904,569
Gerdau SA ADR	416,066	1,872,297
Hypera SA	53,144	230,820
Isa Energia Brasil SA (Preference Shares)	33,136	177,551
Itau Unibanco Holding SA (Preference Shares)	722,210	5,732,382
Itau Unibanco Holding SA ADR	246,897	1,945,548
Lojas Renner SA	571,353	1,687,596
NU Holdings, Ltd., Class A†	219,769	2,885,567
Petroleo Brasileiro SA (Preference Shares)	569,216	4,739,188
Petroleo Brasileiro SA ADR	122,178	2,048,925
Raia Drogasil SA	186,675	691,629
Telefonica Brasil SA	105,050	704,283
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A (Preference Shares)†	701,119	1,539,959
Vibra Energia SA	46,108	271,920
XP, Inc., Class A	78,301	1,305,278
		33,576,096
Chile — 0.4%
Banco de Chile	9,087,741	1,711,890
Banco de Chile ADR#	19,495	742,175
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	9,332	798,951
		3,253,016
China — 15.9%
AAC Technologies Holdings, Inc.	260,500	1,512,428
Accelink Technologies Co., Ltd., Class A	2,900	87,383
Advanced Micro-Fabrication Equipment, Inc., Class A	3,771	165,848
Agricultural Bank of China, Ltd.	826,000	608,151
Agricultural Bank of China, Ltd., Class A	353,100	329,700
Aluminum Corp. of China, Ltd.	1,618,000	2,250,405
Aluminum Corp. of China, Ltd., Class A	74,400	125,529
Angel Yeast Co., Ltd., Class A	24,500	132,480
Angelalign Technology, Inc.*	43,000	386,001
ANTA Sports Products, Ltd.	84,000	812,464
Avary Holding Shenzhen Co., Ltd., Class A	7,900	122,564
Baidu, Inc., Class A†	40,150	666,016
Bank of China, Ltd.	7,218,000	4,798,553
Bank of China, Ltd., Class A	239,500	207,352
Bank of Communications Co., Ltd., Class A	336,600	331,202
Bank of Hangzhou Co., Ltd., Class A	37,400	88,464
Bank of Jiangsu Co., Ltd., Class A	149,400	249,200
Bank of Nanjing Co., Ltd., Class A	51,500	82,022
Bank of Ningbo Co., Ltd., Class A	57,900	265,439
Bank of Shanghai Co., Ltd., Class A	65,500	87,384
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	335,000	248,458
Biwin Storage Technology Co., Ltd., Class A†	1,830	88,510
BOE Technology Group Co., Ltd., Class A	397,800	300,324
BYD Co., Ltd.	142,500	1,660,127
BYD Co., Ltd., Class A	18,900	268,566
Cambricon Technologies Corp., Ltd., Class A	2,275	440,308
Chaozhou Three-Circle Group Co., Ltd., Class A	9,400	178,847
China CITIC Bank Corp., Ltd.	1,438,000	1,337,649
China Construction Bank Corp.	7,192,000	7,791,356
China Construction Bank Corp., Class A	173,700	255,602
China CSSC Holdings, Ltd., Class A	33,000	182,246
China East Education Holdings, Ltd.*	625,000	379,614
Security Description	Shares or Principal Amount	Value

China (continued)
China Hongqiao Group, Ltd.	340,500	$1,217,421
China International Capital Corp., Ltd.*	64,800	162,229
China International Capital Corp., Ltd., Class A	59,100	295,039
China Jushi Co., Ltd., Class A	21,600	134,351
China Life Insurance Co., Ltd.	677,000	2,494,833
China Life Insurance Co., Ltd., Class A	42,100	210,421
China Mengniu Dairy Co., Ltd.	481,000	1,040,942
China Merchants Bank Co., Ltd.	140,000	841,404
China Merchants Bank Co., Ltd., Class A	119,400	670,512
China Merchants Energy Shipping Co., Ltd., Class A	35,600	83,418
China Merchants Securities Co., Ltd., Class A	43,800	109,944
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	11,500	82,607
China Pacific Insurance Group Co., Ltd.	162,200	650,298
China Pacific Insurance Group Co., Ltd., Class A	66,100	314,262
China Petroleum & Chemical Corp.	694,000	382,559
China Shenhua Energy Co., Ltd., Class A	22,100	153,199
China Southern Airlines Co., Ltd.†	454,000	225,931
China Tower Corp., Ltd.*	75,000	94,935
China Tungsten & Hightech Materials Co., Ltd., Class A	9,000	90,418
China Yangtze Power Co., Ltd., Class A	111,100	455,493
CITIC Securities Co., Ltd.	356,000	1,182,896
CITIC Securities Co., Ltd., Class A	118,600	456,454
CMOC Group, Ltd.	783,000	1,823,393
CMOC Group, Ltd., Class A	85,100	232,724
Contemporary Amperex Technology Co., Ltd.#	20,000	1,899,986
Contemporary Amperex Technology Co., Ltd., Class A	21,720	1,360,599
COSCO SHIPPING Holdings Co., Ltd.#	143,500	259,464
COSCO SHIPPING Holdings Co., Ltd., Class A	98,700	206,192
CSC Financial Co., Ltd.*	183,500	265,759
CSC Financial Co., Ltd., Class A	42,400	152,785
CSPC Pharmaceutical Group, Ltd.	740,000	708,188
Dongxing Securities Co., Ltd., Class A	69,900	138,074
Duality Biotherapeutics, Inc.†	5,300	152,571
East Money Information Co., Ltd., Class A	92,700	262,410
ENN Energy Holdings, Ltd.	298,900	2,093,890
Eoptolink Technology, Inc., Ltd., Class A	4,200	438,364
Eve Energy Co., Ltd., Class A	8,400	79,029
Everbright Securities Co., Ltd., Class A	52,500	110,685
Foshan Haitian Flavouring & Food Co., Ltd., Class A	44,700	237,218
Foxconn Industrial Internet Co., Ltd., Class A	47,900	519,441
Fuyao Glass Industry Group Co., Ltd.*	51,200	363,246
Fuyao Glass Industry Group Co., Ltd., Class A	19,200	149,378
Ganfeng Lithium Group Co., Ltd., Class A	16,100	170,026
GF Securities Co., Ltd., Class A	76,100	212,384
GigaDevice Semiconductor, Inc., Class A	4,300	296,687
Goldwind Science & Technology Co., Ltd.	206,200	360,730
Great Wall Motor Co., Ltd.	531,500	706,008
Guotai Haitong Securities Co., Ltd., Class A	74,900	170,193
H World Group, Ltd. ADR#	9,797	439,787
Hengli Petrochemical Co., Ltd., Class A	49,600	125,968
Hengtong Optic-Electric Co., Ltd., Class A	11,100	126,472
Hgtech Co., Ltd., Class A	3,800	85,291
Hithink RoyalFlush Information Network Co., Ltd., Class A	5,580	187,766
Huafon Chemical Co., Ltd., Class A	52,800	78,866
Huatai Securities Co., Ltd., Class A	32,000	85,950
Huayu Automotive Systems Co., Ltd., Class A	56,100	138,498
Hygon Information Technology Co., Ltd., Class A	8,488	368,561
Industrial & Commercial Bank of China, Ltd.	3,666,000	3,106,106
Industrial & Commercial Bank of China, Ltd., Class A	374,000	398,945
Industrial Bank Co., Ltd., Class A	122,300	334,274
Industrial Securities Co., Ltd., Class A	145,500	123,605
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	83,900	333,689

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
InnoCare Pharma, Ltd.*†	367,000	$544,630
Innovent Biologics, Inc.*†	173,500	1,845,274
JD Logistics, Inc.*†	804,000	1,322,406
JD.com, Inc., Class A	192,950	2,794,450
Jiangsu Hengli Hydraulic Co., Ltd., Class A	9,200	148,305
Jiangsu Hengrui Pharmaceuticals Co., Ltd.	47,600	365,645
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	41,000	304,022
Jiangsu Zhongtian Technology Co., Ltd., Class A	15,400	95,992
Jiangxi Copper Co., Ltd.	26,000	116,781
Kanzhun, Ltd. ADR	31,201	423,398
Kingdee International Software Group Co., Ltd.†	103,000	95,549
Kweichow Moutai Co., Ltd., Class A	5,100	999,121
Lenovo Group, Ltd.#	1,304,000	3,993,416
Lens Technology Co., Ltd., Class A	18,100	108,302
Li Ning Co., Ltd.	275,500	639,807
Luxshare Precision Industry Co., Ltd., Class A	32,700	354,076
Meituan, Class B*†	289,400	2,712,352
Midea Group Co., Ltd., Class A	25,100	299,818
Montage Technology Co., Ltd., Class A	4,703	175,792
Muyuan Foods Co., Ltd., Class A	22,300	125,427
NARI Technology Co., Ltd., Class A	38,800	142,737
NAURA Technology Group Co., Ltd., Class A	3,300	307,093
NetEase, Inc.	34,200	847,047
New China Life Insurance Co., Ltd., Class A	14,600	128,775
New Oriental Education & Technology Group, Inc.	366,000	1,701,826
New Oriental Education & Technology Group, Inc. ADR	25,006	1,145,025
Ningbo Deye Technology Co., Ltd., Class A	6,020	102,851
Ningxia Baofeng Energy Group Co., Ltd., Class A	27,000	95,737
Nongfu Spring Co., Ltd.*	118,600	647,715
Orient Securities Co., Ltd.*	229,600	166,702
People's Insurance Co. Group of China, Ltd.	818,000	540,678
PetroChina Co., Ltd.	2,614,000	3,632,362
PetroChina Co., Ltd., Class A	169,200	271,728
Ping An Bank Co., Ltd., Class A	181,300	292,767
Ping An Insurance Group Co. of China, Ltd.#	757,000	5,800,489
Ping An Insurance Group Co. of China, Ltd., Class A	70,700	558,827
Piotech, Inc., Class A	1,132	105,028
Postal Savings Bank of China Co., Ltd., Class A	168,900	124,269
Q Technology Group Co., Ltd.	527,000	641,527
Qinghai Salt Lake Industry Co., Ltd., Class A†	48,100	218,664
Rongsheng Petrochemical Co., Ltd., Class A	99,700	165,859
Sany Heavy Industry Co., Ltd., Class A	109,500	290,229
SF Holding Co., Ltd., Class A	16,300	84,166
Shaanxi Coal Industry Co., Ltd., Class A	43,600	165,806
Shandong Gold Mining Co., Ltd.. Class A	15,300	65,259
Shandong Weigao Group Medical Polymer Co., Ltd.	1,084,800	465,098
Shanghai Chicmax Cosmetic Co., Ltd.#	73,900	342,866
Shanghai Fosun Pharmaceutical Group Co., Ltd.	256,000	555,975
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A	31,500	108,203
Shanghai Pudong Development Bank Co., Ltd., Class A	155,300	214,989
Shanghai United Imaging Healthcare Co., Ltd., Class A	9,010	160,138
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	5,400	102,359
Shengyi Technology Co., Ltd., Class A	12,600	261,771
Shennan Circuits Co., Ltd., Class A	2,300	139,800
Shenzhen Longsys Electronics Co., Ltd., Class A	1,600	130,318
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	5,500	123,374
Sinolink Securities Co., Ltd., Class A	207,000	265,151
Sinopharm Group Co., Ltd.	200,400	432,667
Sinotruk Hong Kong, Ltd.	45,500	216,327
Sungrow Power Supply Co., Ltd., Class A	9,800	257,707
Sunny Optical Technology Group Co., Ltd.	178,000	1,903,355
Security Description	Shares or Principal Amount	Value

China (continued)
Sunshine Insurance Group Co., Ltd.	1,066,000	$481,522
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A†	7,000	220,335
Suzhou TFC Optical Communication Co., Ltd., Class A	3,900	262,284
TAL Education Group ADR†	88,375	858,121
TCL Technology Group Corp., Class A	174,200	110,153
Tencent Holdings, Ltd.	557,500	30,390,078
Tencent Music Entertainment Group ADR	45,207	416,809
Tianshan Aluminum Group Co., Ltd., Class A	53,200	117,348
Tingyi Cayman Islands Holding Corp.	752,000	1,146,678
TravelSky Technology, Ltd.	694,000	816,481
Tsingtao Brewery Co., Ltd.	348,000	2,208,720
Uni-President China Holdings, Ltd.#	814,000	816,399
Victory Giant Technology Huizhou Co., Ltd., Class A	4,200	228,673
Vipshop Holdings, Ltd. ADR	81,110	1,153,384
Wanhua Chemical Group Co., Ltd., Class A	28,100	304,932
Weichai Power Co., Ltd., Class A	43,400	226,600
Wuliangye Yibin Co., Ltd., Class A	8,500	106,606
WUS Printed Circuit Kunshan Co., Ltd., Class A	8,600	167,768
WuXi AppTec Co., Ltd., Class A	19,000	285,201
Wuxi Biologics Cayman, Inc.*†	134,000	570,067
Wuxi Lead Intelligent Equipment Co., Ltd.	57,000	383,302
Xiaomi Corp., Class B*#†	698,400	2,498,837
XPeng, Inc., Class A#†	13,900	113,248
Xtep International Holdings, Ltd.	831,000	449,596
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co.*	22,000	637,803
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	6,900	143,127
YTO Express Group Co., Ltd., Class A	36,700	101,665
Yunnan Aluminium Co., Ltd., Class A	31,700	133,431
Zangge Mining Co., Ltd., Class A	12,600	143,674
ZCZL Industrial Technology Group Co., Ltd.	482,200	1,025,080
Zhejiang NHU Co., Ltd., Class A	26,900	116,724
Zhongji Innolight Co., Ltd., Class A	5,500	943,537
Zhongjin Gold Corp., Ltd., Class A	36,500	120,902
Zhongsheng Group Holdings, Ltd.	277,000	217,729
Zhuzhou CRRC Times Electric Co., Ltd.	35,400	182,942
Zijin Mining Group Co., Ltd.	720,000	3,011,599
Zijin Mining Group Co., Ltd., Class A	101,100	454,674
Zoomlion Heavy Industry Science & Technology Co., Ltd.	619,800	570,220
ZTE Corp., Class A†	18,300	99,279
		150,716,315
Colombia — 0.1%
Ecopetrol SA ADR	53,085	775,572
Grupo Cibest SA ADR	5,002	343,087
		1,118,659
Greece — 0.3%
Eurobank SA†	326,202	1,518,503
National Bank of Greece SA#	82,853	1,432,684
		2,951,187
Hong Kong — 2.7%
Alibaba Group Holding, Ltd.	1,154,200	17,805,865
China Medical System Holdings, Ltd.#	152,000	205,204
China Resources Pharmaceutical Group, Ltd.*	613,000	365,286
Chow Tai Fook Jewellery Group, Ltd.#	624,600	875,902
Geely Automobile Holdings, Ltd.	895,000	2,149,306
Guangdong Investment, Ltd.	744,000	792,711
Kingboard Laminates Holdings, Ltd.	21,500	149,791
Kunlun Energy Co., Ltd.	2,252,000	2,057,487
Simcere Pharmaceutical Group, Ltd.*	475,000	604,289

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Sino Biopharmaceutical, Ltd.	590,000	$375,671
TCL Electronics Holdings, Ltd.	249,000	439,735
		25,821,247
Hungary — 0.2%
OTP Bank Nyrt	13,192	1,807,286
Richter Gedeon Nyrt	4,653	196,895
		2,004,181
India — 10.5%
Acutaas Chemicals, Ltd.	7,812	261,233
Ashok Leyland, Ltd.	395,732	652,541
Axis Bank, Ltd.	168,253	2,278,500
Bajaj Finance, Ltd.	77,157	738,514
Bajaj Finserv, Ltd.	7,409	140,209
Bajaj Holdings & Investment, Ltd.	493	54,131
Bank of Baroda	76,658	217,063
Bharat Heavy Electricals, Ltd.	151,111	660,832
Bharat Petroleum Corp., Ltd.	160,663	505,835
Bharti Airtel, Ltd.	282,416	5,431,306
Birlasoft, Ltd.	159,002	536,506
Coal India, Ltd.	56,409	272,129
Coforge, Ltd.	8,851	132,467
Crompton Greaves Consumer Electricals, Ltd.	76,557	226,125
Dabur India, Ltd.	69,203	327,804
DLF, Ltd.	248,300	1,560,369
Eicher Motors, Ltd.	5,735	435,437
Eternal, Ltd.†	153,342	406,744
GE Vernova T&D India, Ltd.	17,882	941,158
Granules India, Ltd.	55,146	451,617
Grasim Industries, Ltd.	15,794	522,482
Great Eastern Shipping Co., Ltd.	67,006	1,005,090
Havells India, Ltd.	36,271	452,815
HCL Technologies, Ltd.	65,852	819,338
HDFC Bank, Ltd.	1,015,012	7,983,871
HDFC Bank, Ltd. ADR	55,712	1,324,831
HDFC Life Insurance Co., Ltd.*	23,944	150,343
Hero MotoCorp, Ltd.	19,758	1,025,336
Hindalco Industries, Ltd.	51,081	608,778
Hindustan Petroleum Corp., Ltd.	144,304	598,406
Hindustan Unilever, Ltd.	10,562	240,258
Hindustan Zinc, Ltd.	38,287	255,515
Hitachi Energy India, Ltd.	610	246,183
ICICI Bank, Ltd.	423,994	5,625,731
ICICI Bank, Ltd. ADR	11,900	312,137
Indian Oil Corp., Ltd.	1,139,288	1,688,545
Indian Railway Catering & Tourism Corp., Ltd.	48,799	261,948
Infosys, Ltd.	366,437	4,460,503
Infosys, Ltd. ADR#	125,327	1,585,387
InterGlobe Aviation, Ltd.*	4,298	199,970
ITC, Ltd.	129,479	392,390
Kalyan Jewellers India, Ltd.	30,868	116,649
Kotak Mahindra Bank, Ltd.	241,503	980,375
Larsen & Toubro, Ltd.	58,832	2,532,872
Larsen & Toubro, Ltd. GDR	10,036	432,552
LIC Housing Finance, Ltd.	33,744	189,375
Life Insurance Corp. of India	197,018	853,606
LTM, Ltd.*	23,933	1,027,809
Lupin, Ltd.	26,882	643,753
Mahindra & Mahindra Financial Services, Ltd.	100,520	321,135
Mahindra & Mahindra, Ltd.	118,826	3,835,078
Malco Energy, Ltd.†(1)(2)	332,844	764,777
Security Description	Shares or Principal Amount	Value

India (continued)
Marico, Ltd.	48,401	$419,305
Maruti Suzuki India, Ltd.	7,439	1,033,629
Max Financial Services, Ltd.†	33,814	592,670
MTAR Technologies, Ltd.†	7,494	614,192
Multi Commodity Exchange of India, Ltd.	17,535	542,478
Natco Pharma, Ltd.	21,489	227,557
National Aluminium Co., Ltd.	48,027	213,392
Navin Fluorine International, Ltd.	15,488	1,151,003
Nestle India, Ltd.	99,396	1,509,773
NTPC, Ltd.	179,774	737,073
Oil & Natural Gas Corp., Ltd.	364,456	1,019,710
Oracle Financial Services Software, Ltd.	5,956	624,878
Page Industries, Ltd.	641	257,749
Petronet LNG, Ltd.	545,132	1,560,799
Pidilite Industries, Ltd.	29,140	453,971
Polycab India, Ltd.	11,163	1,115,066
Power Grid Corp. of India, Ltd.	281,972	854,227
Radico Khaitan, Ltd.	19,440	722,349
Reliance Industries, Ltd.	379,843	5,285,415
Sagility India, Ltd.	426,681	183,697
Samvardhana Motherson International, Ltd.	352,215	540,335
SBI Life Insurance Co., Ltd.*	27,884	539,776
Shriram Finance, Ltd.	36,442	366,338
Siemens Energy India, Ltd.	12,602	509,174
State Bank of India	106,470	1,081,847
Steel Authority of India, Ltd.	742,739	1,594,856
Sterlite Technologies, Ltd.†	79,814	450,445
Sun Pharmaceutical Industries, Ltd.	113,067	2,146,488
Talwandi Sabo Power, Ltd.†(1)(2)	332,844	435,236
Tata Consultancy Services, Ltd.	150,987	3,585,544
Tata Elxsi, Ltd.	13,411	605,895
Tata Motors Passenger Vehicles, Ltd.	480,856	1,999,349
Tata Motors, Ltd.†	116,294	467,624
Tata Steel, Ltd.	541,349	1,197,749
TD Power Systems, Ltd.	18,400	255,392
Tech Mahindra, Ltd.	78,850	1,228,400
Trent, Ltd.	2,805	125,044
TVS Motor Co., Ltd.	7,396	260,806
UltraTech Cement, Ltd.	6,997	847,079
Vedanta Aluminium Metal, Ltd.†(1)(2)	332,844	254,451
Vedanta Iron & Steel, Ltd.†(1)(2)	332,844	241,640
Vedanta, Ltd.	565,094	2,100,068
Welspun Corp., Ltd.	17,766	257,495
Yes Bank, Ltd.†	3,881,570	947,920
Zydus Lifesciences, Ltd.	18,740	213,439
		99,059,681
Indonesia — 0.6%
Alamtri Resources Indonesia Tbk PT	1,634,900	210,424
Bank Central Asia Tbk PT	5,221,000	1,665,344
Bank Mandiri Persero Tbk PT	6,573,000	1,500,718
Bank Rakyat Indonesia Persero Tbk PT	12,254,300	2,022,954
Charoen Pokphand Indonesia Tbk PT	386,500	92,353
Japfa Comfeed Indonesia Tbk PT	3,199,700	438,683
		5,930,476
Ireland — 0.1%
PDD Holdings, Inc. ADR†	13,686	1,155,646
Kuwait — 0.4%
Kuwait Finance House KSCP	1,387,663	3,499,319
Mobile Telecommunications Co. KSCP	41,166	79,429
National Bank of Kuwait SAKP	60,417	166,338
		3,745,086

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Luxembourg — 0.2%
Zabka Group SA†	221,029	$1,560,169
Malaysia — 0.9%
IOI Corp. Bhd	438,700	441,466
KPJ Healthcare Bhd	456,800	369,818
MISC Bhd	944,500	1,941,406
Petronas Dagangan Bhd	32,100	143,620
Sime Darby Bhd	3,297,000	1,729,574
Sunway Construction Group BHD	753,400	1,423,194
Tenaga Nasional Bhd	701,200	2,525,381
		8,574,459
Marshall Islands — 0.1%
Costamare, Inc.	20,543	315,952
Danaos Corp.	3,301	413,318
Star Bulk Carriers Corp.	17,649	480,935
		1,210,205
Mexico — 1.5%
Cemex SAB de CV CPO	1,205,555	1,583,347
Gentera SAB de CV#	662,723	1,638,363
Grupo Financiero Banorte SAB de CV, Class O	464,495	4,839,461
Grupo Mexico SAB de CV, Series B	213,704	2,641,439
Industrias Penoles SAB de CV	25,332	1,475,764
Regional SAB de CV	49,145	381,067
Wal-Mart de Mexico SAB de CV#	637,643	1,930,179
		14,489,620
Netherlands — 0.0%
Pepco Group NV	20,052	185,716
Peru — 0.0%
Credicorp., Ltd.	398	136,367
Philippines — 0.3%
BDO Unibank, Inc.	872,980	1,617,063
International Container Terminal Services, Inc.	64,740	790,890
SM Investments Corp.	69,690	649,410
		3,057,363
Poland — 1.1%
Alior Bank SA	11	382
Bank Polska Kasa Opieki SA	25,740	1,716,828
Orlen SA	44,970	1,757,758
Powszechna Kasa Oszczednosci Bank Polski SA	134,046	3,806,917
Powszechny Zaklad Ubezpieczen SA	169,860	3,016,195
		10,298,080
Qatar — 0.7%
Ooredoo Q.P.S.C.	634,862	2,341,770
Qatar National Bank Q.P.S.C.	773,332	3,768,005
		6,109,775
Russia — 0.0%
Gazprom PJSC†(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC†(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 2.5%
Ades Holding Co.	24,481	128,561
Al Babtain Power & Telecommunication Co.	17,511	306,779
Al Rajhi Bank	289,826	5,148,182
Banque Saudi Fransi	154,181	787,296
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Etihad Etisalat Co.	80,235	$1,362,329
Jarir Marketing Co.	390,203	1,640,587
Mobile Telecommunications Co. Saudi Arabia†	578,029	1,686,561
Mouwasat Medical Services Co.	41,279	731,169
Riyad Bank	59,163	318,607
Riyadh Cables Group Co.	5,665	172,907
Saudi Arabian Oil Co.*	170,389	1,258,791
Saudi Aramco Base Oil Co.	44,551	1,514,773
Saudi Basic Industries Corp.	274,799	4,187,046
Saudi Energy Co.	497,064	2,235,335
Saudi National Bank	199,976	2,108,177
		23,587,100
Singapore — 0.3%
Trip.com Group, Ltd.†	57,200	2,691,799
South Africa — 2.9%
African Rainbow Minerals, Ltd.	18,712	243,781
Aspen Pharmacare Holdings, Ltd.	62,820	560,750
AVI, Ltd.	280,883	1,633,504
Capitec Bank Holdings, Ltd.	11,662	3,207,758
Clicks Group, Ltd.	71,714	1,037,122
Discovery, Ltd.	30,267	519,551
DRDGOLD, Ltd.	81,631	218,740
DRDGOLD, Ltd. ADR	8,056	212,678
Exxaro Resources, Ltd.	72,584	962,102
FirstRand, Ltd.	148,448	845,737
Gold Fields, Ltd.	60,356	2,387,700
Impala Platinum Holdings, Ltd.	78,831	1,127,116
Kumba Iron Ore, Ltd.	60,879	1,217,618
MTN Group, Ltd.	136,813	1,829,236
Naspers, Ltd., Class N	16,996	893,173
Northam Platinum Holdings, Ltd.	29,036	565,123
Old Mutual, Ltd.	1,336,068	1,063,746
Remgro, Ltd.	41,514	487,722
Sanlam, Ltd.	99,769	527,671
Sasol, Ltd.†	20,083	249,381
Sibanye Stillwater, Ltd.	322,091	969,352
Standard Bank Group, Ltd.	116,747	2,263,661
Tiger Brands, Ltd.	72,814	1,245,000
Valterra Platinum, Ltd.†	27,865	2,319,935
Vodacom Group, Ltd.	56,954	534,697
		27,122,854
South Korea — 22.7%
APR Corp.	870	228,325
BGF retail Co., Ltd.	1,632	134,502
BNK Financial Group, Inc.	40,417	451,104
Celltrion, Inc.	31,073	3,977,426
CJ CheilJedang Corp.	6,915	926,895
Daeduck Electronics Co., Ltd.	3,382	428,417
Dongsung Finetec Co., Ltd.	1,151	15,657
Doosan Bobcat, Inc.	19,213	824,871
Doosan Co., Ltd.	504	659,514
Doosan Enerbility Co., Ltd.†	28,919	2,026,441
Ecopro BM Co., Ltd.	1,178	169,626
Ecopro Co., Ltd.	3,534	325,963
GS Holdings Corp.	13,679	658,081
Hana Financial Group, Inc.	23,804	1,818,076
Hanwha Aerospace Co., Ltd.	871	677,958
Hanwha Ocean Co., Ltd.†	6,969	570,191
HD Hyundai Co., Ltd.	4,908	903,762
HD Hyundai Construction Equipment Co., Ltd.	1,695	170,400
HD Hyundai Electric Co., Ltd.	2,034	1,421,236

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hotel Shilla Co., Ltd.†	2,963	$108,335
Hugel, Inc.†	2,503	412,738
Hyosung Heavy Industries Corp.	434	1,061,241
Hyundai Engineering & Construction Co., Ltd.	1,637	159,681
Hyundai Glovis Co., Ltd.	3,057	491,919
Hyundai Heavy Industries Co., Ltd.	2,179	1,006,360
Hyundai Mobis Co., Ltd.	1,855	945,348
Hyundai Motor Co.	2,762	1,325,100
Hyundai Rotem Co., Ltd.	4,132	549,745
IPark Hyundai Development Co.	17,575	239,659
Kakao Corp.	25,108	698,925
Kangwon Land, Inc.	40,095	399,886
KB Financial Group, Inc.	40,572	4,054,508
KB Financial Group, Inc. ADR	8,309	842,865
KCC Corp.	1,042	380,292
Kia Corp.	13,790	1,548,287
KIWOOM Securities Co., Ltd.	1,381	339,523
Kolmar Korea Co., Ltd.	2,249	127,598
Korea Gas Corp.	3,115	73,379
Korea Investment Holdings Co., Ltd.	840	132,382
Korea Shipbuilding & Offshore Engineering Co., Ltd.	4,795	1,345,909
Korea Zinc Co., Ltd.	36	32,799
KT Corp.	7	245
KT&G Corp.	15,379	1,884,871
Kumho Petrochemical Co., Ltd.	930	81,645
L&F Co., Ltd.†	962	107,435
LG Chem, Ltd.	6,907	1,682,063
LG Electronics, Inc.	6,227	1,210,691
LG Energy Solution, Ltd.†	2,081	632,447
LG Innotek Co., Ltd.	466	450,848
LG Uplus Corp.	10,353	110,812
LS Corp.	1,308	387,106
LS Electric Co., Ltd.	4,855	778,024
Medytox, Inc.	2,821	180,454
NAVER Corp.	7,604	1,180,714
NCSoft Corp.	2,904	557,869
Orion Corp.	1,219	104,832
Pan Ocean Co., Ltd.	72,848	265,385
POSCO Holdings, Inc.	5,126	1,440,518
Posco International Corp.	4,031	170,655
Samsung Biologics Co., Ltd.*†	142	128,431
Samsung C&T Corp.	5,746	1,649,068
Samsung E&A Co., Ltd.	9,464	332,213
Samsung Electro-Mechanics Co., Ltd.	4,484	6,328,778
Samsung Electronics Co., Ltd.	367,319	77,266,173
Samsung Electronics Co., Ltd. GDR	806	4,300,010
Samsung Fire & Marine Insurance Co., Ltd.	3,343	1,262,221
Samsung Heavy Industries Co., Ltd.†	42,757	793,005
Samsung Life Insurance Co., Ltd.	1,429	368,392
Samsung SDI Co., Ltd.†	2,655	1,212,104
Samsung Securities Co., Ltd.	24,984	1,986,120
Seegene, Inc.	13,546	273,257
Shinhan Financial Group Co., Ltd.	33,086	2,054,977
SK Hynix, Inc.	42,872	66,370,522
SK Square Co., Ltd.	6,261	5,122,636
SK, Inc.	2,575	1,155,076
WONIK IPS Co., Ltd.	4,287	301,541
Woori Financial Group, Inc.	40,795	803,989
		215,600,051
Taiwan — 26.7%
Accton Technology Corp.	47,000	3,645,911
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Advantech Co., Ltd.	70,000	$1,106,128
Airtac International Group	29,000	1,296,069
Arcadyan Technology Corp.	93,000	556,655
ASE Technology Holding Co., Ltd.	267,000	5,207,802
Asia Vital Components Co., Ltd.	19,000	1,616,415
ASPEED Technology, Inc.	5,000	3,024,692
Asustek Computer, Inc.	74,000	1,797,705
China Airlines, Ltd.	596,000	363,397
ChipMOS Technologies, Inc.	121,000	436,481
Chroma ATE, Inc.	44,000	3,539,608
Chunghwa Precision Test Tech Co., Ltd.	2,000	200,476
Delta Electronics, Inc.	168,000	13,112,640
E.Sun Financial Holding Co., Ltd.	262,348	259,203
Eclat Textile Co., Ltd.	78,000	852,820
Elite Material Co., Ltd.	19,000	3,105,457
Ennoconn Corp.	143,000	1,645,672
Formosa Chemicals & Fibre Corp.	469,000	747,094
Formosa Petrochemical Corp.	461,000	756,425
Fubon Financial Holding Co., Ltd.	375,000	1,316,819
Genius Electronic Optical Co., Ltd.	55,000	1,058,722
Global Unichip Corp.	3,000	447,239
Gold Circuit Electronics, Ltd.	20,000	842,764
Hiwin Technologies Corp.	51,000	633,318
Hon Hai Precision Industry Co., Ltd.	884,000	8,155,528
Hon Hai Precision Industry Co., Ltd. GDR	7,589	140,093
Hon Precision, Inc.	4,000	1,054,732
Innodisk Corp.	3,000	173,341
Inventec Corp.	201,000	450,438
King Slide Works Co., Ltd.	3,000	485,068
Kinik Co.	11,000	252,127
Largan Precision Co., Ltd.	2,000	224,418
Macronix International Co., Ltd.†	60,000	318,910
MediaTek, Inc.	108,000	14,859,460
MPI Corp.	3,000	570,781
Nan Ya Plastics Corp.	326,000	1,020,913
Nanya Technology Corp.†	104,000	1,152,033
PharmaEssentia Corp.	16,000	475,012
Phison Electronics Corp.	14,000	1,150,820
Quanta Computer, Inc.	237,000	2,564,780
Sincere Navigation Corp.	328,000	316,215
Synnex Technology International Corp.	1,707,000	4,680,893
Taiwan Semiconductor Manufacturing Co., Ltd.	1,842,000	138,478,556
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,462	3,540,924
Transcend Information, Inc.	17,000	183,429
Tripod Technology Corp.	188,000	3,126,782
Unimicron Technology Corp.	111,000	3,738,328
United Integrated Services Co., Ltd.	21,000	774,289
United Microelectronics Corp.	940,000	4,336,084
United Microelectronics Corp. ADR	19,581	434,307
Winbond Electronics Corp.	208,000	1,049,113
Wisdom Marine Lines Co., Ltd.	432,000	1,038,438
Wistron NeWeb Corp.	61,000	621,187
WPG Holdings, Ltd.	901,000	3,379,595
WT Microelectronics Co., Ltd.	58,000	534,165
Yageo Corp.	152,000	3,580,980
Yuanta Financial Holding Co., Ltd.	1,696,000	3,226,815
		253,658,066
Thailand — 1.5%
Advanced Info Service PCL NVDR	107,600	1,167,086
Bangchak Corp. PCL NVDR	852,500	870,967
Delta Electronics Thailand PCL NVDR	354,600	3,846,176
Gulf Development PCL NVDR	574,800	1,095,025

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Kasikornbank PCL NVDR	37,000	$228,514
PTT Exploration & Production PCL NVDR	652,700	2,837,826
PTT Global Chemical PCL NVDR	192,200	197,840
PTT PCL NVDR	2,941,100	3,275,922
Thai Oil PCL NVDR	499,800	710,271
		14,229,627
Turkey — 0.4%
Coca-Cola Icecek AS	243,925	423,448
Migros Ticaret AS	86,776	1,239,228
Tupras Turkiye Petrol Rafinerileri AS	46,442	233,013
Turk Telekomunikasyon AS†	1,110,836	1,472,189
Turkiye Garanti Bankasi AS	134,583	357,254
		3,725,132
United Arab Emirates — 1.0%
Abu Dhabi Islamic Bank PJSC	284,328	1,588,270
Abu Dhabi National Oil Co. PJSC	1,256,058	1,345,629
Aldar Properties PJSC	574,184	1,224,513
Dubai Electricity & Water Authority PJSC	709,877	505,626
Dubai Islamic Bank PJSC	68,384	138,198
Emaar Development PJSC	126,208	491,105
Emaar Properties PJSC	992,766	3,211,883
Emirates NBD Bank PJSC	101,013	762,729
First Abu Dhabi Bank PJSC	90,586	415,424
		9,683,377
United Kingdom — 0.5%
Anglogold Ashanti PLC†	44,515	4,283,378
United States — 0.1%
BeOne Medicines, Ltd.†	37,300	841,486
Total Long-Term Investment Securities (cost $657,551,299)		930,376,214
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(3)	3,961,588	3,961,588
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4)	3,764,619	3,764,619
Total Short-Term Investments (cost $7,726,207)		7,726,207
TOTAL INVESTMENTS (cost $665,277,506)(5)	98.9%	938,102,421
Other assets less liabilities	1.1	10,592,058
NET ASSETS	100.0%	$948,694,479

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$16,872,265 representing 1.8% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/10/21	1,262,418	$4,856,005	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	12/14/20, 12/16/20, 02/10/21	2,290,683	1,607,263	0	0.00	0.0
Malco Energy, Ltd.	12/06/24, 03/20/25, 06/12/25, 06/24/25, 07/15/25, 09/23/25, 09/30/25, 12/16/25, 01/06/26, 01/14/26, 01/27/26, 04/28/26	332,844	355,807	764,777	2.30	0.1
Sberbank of Russia PJSC	11/12/20, 11/20/20, 12/14/20, 12/16/20, 11/24/21	1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR	10/30/20, 11/20/20, 12/14/20, 12/16/20	75,082	1,073,688	0	0.00	0.0
Talwandi Sabo Power, Ltd.	12/06/24, 03/20/25, 06/24/25, 07/15/25, 12/16/25, 06/12/25, 09/23/25, 09/30/25, 01/06/26, 01/14/26, 01/27/26, 04/28/26	332,844	355,808	435,236	1.31	0.0

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Vedanta Aluminium Metal, Ltd.	12/06/24, 03/20/25, 06/12/25, 06/24/25, 07/15/25, 09/23/25, 09/30/25, 12/16/25, 01/06/26, 01/14/26, 01/27/26, 04/28/26	332,844	$355,807	$254,451	$0.76	0.0%
Vedanta Iron & Steel, Ltd.	12/06/24, 03/20/25, 06/12/25, 06/24/25, 07/15/25, 09/23/25, 09/30/25, 12/16/25, 01/06/26, 01/14/26, 01/27/26, 04/28/26	332,844	355,807	241,640	0.73	0.0
				$1,696,104		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $15,876,754. This was secured by collateral of $3,764,619, which was received in cash and subsequently invested in short-term investments currently valued at $3,764,619 as reported in the
Portfolio of Investments. Additional collateral of $12,954,157 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$2,166
United States Treasury Bills	0.00%	06/11/2026 to 02/18/2027	74,090
United States Treasury Notes/Bonds	0.13% to 6.25%	06/30/2026 to 11/15/2055	12,877,901

(5)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
201	Long	MSCI Emerging Markets Index	June 2026	$17,089,629	$17,572,425	$482,796

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	34.0%
Banks	11.2
Internet	6.9
Electronics	5.6
Oil & Gas	4.3
Telecommunications	3.3
Mining	3.0
Computers	3.0
Diversified Financial Services	2.5
Insurance	2.1
Electrical Components & Equipment	2.0
Auto Manufacturers	1.7
Pharmaceuticals	1.7
Retail	1.5
Iron/Steel	1.3

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Electric	1.1%
Chemicals	1.0
Auto Parts & Equipment	1.0
Food	0.9
Engineering & Construction	0.8
Short-Term Investments	0.8
Machinery-Construction & Mining	0.8
Transportation	0.7
Miscellaneous Manufacturing	0.7
Real Estate	0.7
Beverages	0.7
Commercial Services	0.6
Investment Companies	0.5
Software	0.5
Shipbuilding	0.4
Building Materials	0.4
Biotechnology	0.3
Machinery-Diversified	0.3
Agriculture	0.2
Leisure Time	0.2
Home Furnishings	0.2
Gas	0.2
Healthcare-Services	0.2
Distribution/Wholesale	0.2
Holding Companies-Diversified	0.2
Pipelines	0.2
Healthcare-Products	0.2
Coal	0.1
Apparel	0.1
Trucking & Leasing	0.1
Cosmetics/Personal Care	0.1
Lodging	0.1
Water	0.1
Metal Fabricate/Hardware	0.1
Aerospace/Defense	0.1
98.9%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
India	$97,363,577	$—	$1,696,104	$99,059,681
Kuwait	—	3,745,086	—	3,745,086
Qatar	—	6,109,775	—	6,109,775
Russia	—	—	0	0
Saudi Arabia	—	23,587,100	—	23,587,100
Turkey	—	3,725,132	—	3,725,132
United Arab Emirates	—	9,683,377	—	9,683,377
Other Countries	784,466,063	—	—	784,466,063
Short-Term Investments	7,726,207	—	—	7,726,207
Total Investments at Value	$889,555,847	$46,850,470	$1,696,104	$938,102,421
Other Financial Instruments:†
Futures Contracts	$482,796	$—	$—	$482,796

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 7.5%
Charter Hall Group	116,489	$1,706,346
Goodman Group#	362,530	8,252,205
GPT Group	495,222	1,726,313
NEXTDC, Ltd.#†	436,428	4,780,524
Scentre Group	2,790,040	7,680,459
		24,145,847
Belgium — 1.5%
Aedifica SA	32,305	2,667,783
Warehouses De Pauw CVA	88,555	2,297,181
		4,964,964
Bermuda — 0.4%
Hongkong Land Holdings, Ltd.	173,200	1,319,784
Canada — 1.9%
Boardwalk Real Estate Investment Trust	29,075	1,351,624
Chartwell Retirement Residences(1)	226,000	3,311,356
First Capital Real Estate Investment Trust	91,870	1,565,985
		6,228,965
France — 1.3%
Klepierre SA	104,582	4,271,894
Germany — 0.8%
Vonovia SE	104,220	2,605,078
Guernsey — 0.5%
Shurgard Self Storage, Ltd.	55,084	1,580,549
Hong Kong — 1.6%
Swire Properties, Ltd.	1,797,701	5,101,618
Japan — 7.9%
Comforia Residential REIT, Inc.#	1,634	1,083,417
Industrial & Infrastructure Fund Investment Corp.	1,193	1,050,191
Japan Hotel REIT Investment Corp.	3,445	1,656,905
Japan Metropolitan Fund Investment Corp.	2,465	1,741,202
Mitsubishi Estate Co., Ltd.	339,437	8,644,438
Mitsui Fudosan Co., Ltd.	614,335	5,903,618
Mitsui Fudosan Logistics Park, Inc.	2,392	1,620,549
Nippon Accommodations Fund, Inc.	1,249	987,343
Nippon Building Fund, Inc.#	2,239	1,791,031
Tokyo Tatemono Co., Ltd.	55,900	1,147,378
		25,626,072
Singapore — 2.3%
CapitaLand Ascendas REIT	1,761,100	3,449,755
CapitaLand India Trust(1)	1,805,958	1,429,201
CapitaLand Integrated Commercial Trust	1,406,700	2,502,024
Parkway Life Real Estate Investment Trust	61,800	194,177
		7,575,157
Spain — 1.9%
Merlin Properties Socimi SA	344,393	6,073,703
SupraNational — 0.9%
Unibail-Rodamco-Westfield	25,305	2,932,094
Sweden — 0.3%
Catena AB	22,685	1,070,726
United Kingdom — 5.9%
Big Yellow Group PLC	94,464	1,066,695
British Land Co. PLC	381,930	2,084,126
Derwent London PLC#	40,538	970,655
Grainger PLC	634,046	1,349,968
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Land Securities Group PLC	218,996	$1,855,059
LondonMetric Property PLC	359,358	918,048
Safestore Holdings PLC	177,305	1,532,946
Segro PLC	257,672	2,507,471
Tritax Big Box REIT PLC	1,954,450	3,966,510
UNITE Group PLC	415,618	2,890,916
		19,142,394
United States — 64.1%
Acadia Realty Trust	105,320	2,319,146
Agree Realty Corp.#	22,800	1,690,620
Alexandria Real Estate Equities, Inc.	25,233	1,253,575
American Healthcare REIT, Inc.	37,300	1,823,597
American Homes 4 Rent, Class A	185,626	5,954,882
American Tower Corp.	13,674	2,556,491
Americold Realty Trust, Inc.	82,370	1,292,385
AvalonBay Communities, Inc.	27,869	5,086,371
Blackstone Digital Infrastructure Trust, Inc.†	64,270	1,390,160
Brixmor Property Group, Inc.	140,501	4,293,711
BXP, Inc.#	83,441	5,007,294
Cousins Properties, Inc.	136,522	3,660,155
CubeSmart	83,270	3,330,800
Digital Realty Trust, Inc.	68,047	12,928,930
Equinix, Inc.	16,023	17,113,205
Equity LifeStyle Properties, Inc.	63,973	3,951,612
Equity Residential	36,026	2,357,902
Essential Properties Realty Trust, Inc.	142,209	4,348,751
Essex Property Trust, Inc.	19,577	5,337,473
Extra Space Storage, Inc.	13,068	1,885,843
Federal Realty Investment Trust	22,274	2,664,639
First Industrial Realty Trust, Inc.	75,225	4,654,171
Healthcare Realty Trust, Inc.	128,923	2,568,146
Healthpeak Properties, Inc.#	129,478	2,479,504
Highwoods Properties, Inc.	73,732	1,924,405
Iron Mountain, Inc.	32,540	4,173,255
Janus Living, Inc., Class A1†	104,640	2,801,213
Kimco Realty Corp.	83,450	2,009,476
Lamar Advertising Co., Class A	17,511	2,669,727
Mid-America Apartment Communities, Inc.	42,780	5,521,615
National Healthcare Properties, Inc.†	99,606	1,439,307
NNN REIT, Inc.	46,219	2,057,208
Pebblebrook Hotel Trust	100,000	1,525,000
Phillips Edison & Co., Inc.	62,075	2,492,311
Prologis, Inc.	161,540	23,176,144
Public Storage	15,365	4,666,197
Regency Centers Corp.	24,347	1,883,240
Rexford Industrial Realty, Inc.	46,520	1,650,064
Ryman Hospitality Properties, Inc.	42,829	4,930,903
Simon Property Group, Inc.	50,312	10,309,432
Smartstop Self Storage REIT, Inc.#	29,206	912,687
Ventas, Inc.	131,880	11,133,310
VICI Properties, Inc.	109,007	3,076,178
Vornado Realty Trust	70,305	2,372,794
Welltower, Inc.	82,495	16,938,698
		207,612,527
Total Long-Term Investment Securities (cost $290,714,830)		320,251,372
SHORT-TERM INVESTMENTS — 0.7%
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Disc. Notes 3.45%, 06/01/2026	$2,294,000	2,293,306

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3)	17,940	$17,940
Total Short-Term Investments (cost $2,311,940)		2,311,246
TOTAL INVESTMENTS (cost $293,026,770)(4)	99.5%	322,562,618
Other assets less liabilities	0.5	1,583,971
NET ASSETS	100.0%	$324,146,589

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $18,190,926. This was secured by collateral of $17,940, which was received in cash and subsequently invested in short-term investments currently valued at $17,940 as reported in the
Portfolio of Investments. Additional collateral of $19,067,056 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$9,500
United States Treasury Bills	0.00%	06/04/2026 to 10/29/2026	17,106
United States Treasury Notes/Bonds	0.13% to 5.25%	07/31/2026 to 11/15/2055	19,040,450

(4)	See Note 4 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
Diversified REITS	19.0%
Warehouse/Industrial REITS	14.7
Health Care REITS	13.4
Shopping Centers REITS	9.9
Apartment REITS	9.4
Real Estate	8.8
Storage REITS	5.9
Office Property REITS	4.6
Regional Malls REITS	4.5
Hotel REITS	2.5
Single Tenant REITS	2.4
Telecommunications	1.5
Manufactured Homes REITS	1.2
Healthcare-Services	1.0
Short-Term Investments	0.7
99.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$320,251,372	$—	$—	$320,251,372
Short-Term Investments:
U.S. Government Agency	—	2,293,306	—	2,293,306
Other Short-Term Investments	17,940	—	—	17,940
Total Investments at Value	$320,269,312	$2,293,306	$—	$322,562,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.9%
Australia — 0.2%
BHP Group, Ltd.#	9,652	$432,268
Brambles, Ltd.	5,911	70,398
Fortescue, Ltd.#	10	160
Qantas Airways, Ltd.	4,472	30,343
		533,169
Austria — 0.0%
Erste Group Bank AG	1	120
OMV AG	526	37,824
		37,944
Belgium — 0.0%
KBC Group NV	1	133
Bermuda — 0.0%
Arch Capital Group, Ltd.†	264	23,586
Brazil — 1.4%
AMBEV SA	65	210
B3 SA - Brasil Bolsa Balcao	43	141
BB Seguridade Participacoes SA	12,200	85,613
CPFL Energia SA	22,700	195,251
Itausa SA (Preference Shares)	69,318	177,536
Petroleo Brasileiro SA	87,417	809,784
Petroleo Brasileiro SA (Preference Shares)	149,900	1,248,040
Ultrapar Participacoes SA	4,932	25,293
Vale SA	56,800	932,526
		3,474,394
Canada — 0.8%
Agnico Eagle Mines, Ltd.	200	36,772
Bank of Nova Scotia	400	32,095
Barrick Mining Corp.#	1,400	59,812
Canadian Imperial Bank of Commerce	400	43,663
CGI, Inc.#	100	6,984
Fairfax Financial Holdings, Ltd.	316	491,816
Kinross Gold Corp. (TSX)	19,013	577,568
Loblaw Cos., Ltd.	3	134
Lundin Gold, Inc.	2	134
Magna International, Inc.#	1,019	66,041
Open Text Corp.#	3,900	92,730
Royal Bank of Canada	300	57,543
Suncor Energy, Inc.	3,700	231,262
Toronto-Dominion Bank	2,900	331,828
		2,028,382
Chile — 0.0%
Plaza SA	7,186	31,326
China — 2.8%
3SBio, Inc.*#	9,537	22,513
Agricultural Bank of China, Ltd.	354,000	260,636
Agricultural Bank of China, Ltd., Class A	43,300	40,431
Aluminum Corp. of China, Ltd.	153	213
Bank of China, Ltd.	478,000	317,776
Bank of Communications Co., Ltd.	32,000	29,808
China CITIC Bank Corp., Ltd.	135,798	126,321
China Communications Services Corp., Ltd.	1,925	1,014
China Construction Bank Corp.	1,482,934	1,606,517
China Hongqiao Group, Ltd.	46,230	165,290
China Life Insurance Co., Ltd.	116,454	429,148
China Merchants Bank Co., Ltd.#	4,000	24,040
China Minsheng Banking Corp., Ltd.	278	119
China Pacific Insurance Group Co., Ltd.	43,737	175,352
Security Description	Shares or Principal Amount	Value

China (continued)
China Tower Corp., Ltd.*	100	$127
CITIC, Ltd.	123,559	207,485
Contemporary Amperex Technology Co., Ltd., Class A	3	188
Industrial & Commercial Bank of China, Ltd.	1,018,416	862,877
Industrial & Commercial Bank of China, Ltd., Class A	39,600	42,241
JD Logistics, Inc.*†	34,200	56,252
JD.com, Inc., Class A	10	145
Kweichow Moutai Co., Ltd., Class A	100	19,591
NetEase, Inc.	27,200	673,675
New China Life Insurance Co., Ltd.	59,641	368,794
People's Insurance Co. Group of China, Ltd.	208	137
PetroChina Co., Ltd.	342,044	475,297
PetroChina Co., Ltd., Class A	24,300	39,025
Ping An Insurance Group Co. of China, Ltd.#	104,500	800,728
Sinotruk Hong Kong, Ltd.	6,118	29,088
Vipshop Holdings, Ltd. ADR	5,437	77,314
		6,852,142
Czech Republic — 0.0%
CEZ AS	1	60
Denmark — 0.1%
Novo Nordisk A/S, Class B	764	34,928
Pandora A/S	1,313	123,150
ROCKWOOL A/S, Class B	946	29,881
		187,959
Egypt — 0.0%
Commercial International Bank Egypt SAE	40,528	103,221
Finland — 0.1%
Nokia Oyj	32	466
Orion Oyj, Class B	2	167
Wartsila OYJ Abp	6,260	254,828
		255,461
France — 1.6%
Air Liquide SA	1	208
BNP Paribas SA	2,254	244,372
Bouygues SA	3,072	180,807
Capgemini SE	259	30,799
Cie de Saint-Gobain SA	2,023	184,664
Credit Agricole SA	1,493	28,908
Eiffage SA	1,140	165,880
Engie SA	15,383	474,944
Ipsen SA	155	28,312
Klepierre SA	3,569	145,784
Orange SA	3	63
Safran SA	3,830	1,365,657
Sanofi SA	450	39,518
Schneider Electric SE	1	315
Societe Generale SA	11,064	924,388
TotalEnergies SE	2	175
		3,814,794
Germany — 0.9%
Deutsche Bank AG	28,977	941,634
Deutsche Lufthansa AG	9,603	96,104
Deutsche Post AG	2,980	177,965
GEA Group AG	2	129
Heidelberg Materials AG	1,167	259,715
Muenchener Rueckversicherungs-Gesellschaft AG	44	23,213

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
RWE AG	10,059	$640,142
Siemens Energy AG	247	47,029
		2,185,931
Hong Kong — 0.3%
Alibaba Group Holding, Ltd.	7	108
China Taiping Insurance Holdings Co., Ltd.	23,848	60,465
CK Asset Holdings, Ltd.	31	187
CK Hutchison Holdings, Ltd.	5,500	49,442
Sun Hung Kai Properties, Ltd.	1,689	28,384
WH Group, Ltd.*	583,375	673,678
		812,264
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	11	140
OTP Bank Nyrt	1	137
Richter Gedeon Nyrt	2,319	98,130
		98,407
India — 1.0%
Bharat Petroleum Corp., Ltd.	189,067	595,263
Coal India, Ltd.	13,509	65,170
HCL Technologies, Ltd.	1,862	23,167
Hindalco Industries, Ltd.	17,150	204,392
Hindustan Petroleum Corp., Ltd.	15,318	63,521
Indian Oil Corp., Ltd.	17,906	26,539
Infosys, Ltd.	1,998	24,321
Malco Energy, Ltd.†(1)(2)	29	67
NTPC, Ltd.	6,741	27,638
Oil & Natural Gas Corp., Ltd.	52,165	145,952
Power Finance Corp., Ltd.	23,757	107,782
REC, Ltd.	18,249	64,774
Shriram Finance, Ltd.	13	131
Talwandi Sabo Power, Ltd.†(1)(2)	29	38
Tata Consultancy Services, Ltd.	1,059	25,148
Tata Motors Passenger Vehicles, Ltd.	3,418	14,212
Tata Motors, Ltd.†	3,418	13,744
Vedanta Aluminium Metal, Ltd.†(1)(2)	29	22
Vedanta Iron & Steel, Ltd.†(1)(2)	29	21
Vedanta, Ltd.	279,168	1,037,476
		2,439,378
Indonesia — 0.0%
Astra International Tbk PT	335,737	93,939
Ireland — 0.4%
Accenture PLC, Class A	1,400	261,898
Allegion PLC	64	8,325
Linde PLC	103	51,262
Medtronic PLC	2,800	206,668
PDD Holdings, Inc. ADR†	400	33,776
Seagate Technology Holdings PLC	37	32,553
TE Connectivity PLC	701	149,600
Trane Technologies PLC	300	135,390
		879,472
Israel — 0.0%
Bank Leumi Le-Israel BM	6	152
Check Point Software Technologies, Ltd.†	297	40,110
Nice, Ltd.†	797	70,697
Phoenix Financial, Ltd.	5	332
		111,291
Security Description	Shares or Principal Amount	Value

Italy — 0.4%
Enel SpA	19,638	$220,468
Generali	4	180
Leonardo SpA	2,565	162,814
Poste Italiane SpA	5,928	175,350
Prysmian SpA	473	81,653
UniCredit SpA	3,553	307,667
Unipol Assicurazioni SpA#	6	149
		948,281
Japan — 2.4%
Advantest Corp.	2,400	394,362
AGC, Inc.	800	34,850
Asahi Kasei Corp.	19,400	217,674
Asics Corp.	5	152
Astellas Pharma, Inc.	49,100	703,829
Bandai Namco Holdings, Inc.	7	160
Central Japan Railway Co.	20,842	455,275
Chugai Pharmaceutical Co., Ltd.	3	149
ENEOS Holdings, Inc.	8,400	68,855
Fujikura, Ltd.	19,200	575,162
Fujitsu, Ltd.	6,500	137,456
Hoya Corp.	900	153,028
Inpex Corp.	6	136
Kioxia Holdings Corp.†	300	124,039
Kirin Holdings Co., Ltd.	8,000	136,552
Konami Group Corp.	1	119
Marubeni Corp.#	8,100	264,261
Mitsubishi Chemical Group Corp.	20,500	147,638
Mitsubishi Electric Corp.	12,600	518,826
Mitsubishi Heavy Industries, Ltd.	5	119
NEC Corp.	2,658	68,476
Nitto Denko Corp.	8	150
Osaka Gas Co., Ltd.	835	28,107
Panasonic Holdings Corp.	8,100	188,177
Recruit Holdings Co., Ltd.	11,600	769,861
Ryohin Keikaku Co., Ltd.	7	171
Sompo Holdings, Inc.	5	187
Subaru Corp.	10	153
Sumitomo Corp.	6,800	303,100
TDK Corp.	10	258
Tokyo Electron, Ltd.	200	65,827
Tokyo Gas Co., Ltd.	4,700	188,277
Toray Industries, Inc.	4	30
Toyota Tsusho Corp.	6,600	287,182
		5,832,598
Luxembourg — 0.0%
Spotify Technology SA†	70	34,837
Tenaris SA	9	274
		35,111
Malaysia — 0.0%
Petronas Dagangan Bhd	27	121
Tenaga Nasional Bhd	41	147
		268
Mexico — 0.0%
Prologis Property Mexico SA de CV	32	154
Netherlands — 0.6%
AerCap Holdings NV	2,315	322,688
ASML Holding NV	278	449,034
JBS NV	11	133
Koninklijke Ahold Delhaize NV	14,132	596,210

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Magnum Ice Cream Co. NV#†	10	$161
Wolters Kluwer NV	384	27,331
		1,395,557
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	6	134
Norway — 0.2%
Equinor ASA	7,913	286,774
Kongsberg Gruppen ASA	5	180
Kongsberg Maritime AS†	5	32
Norsk Hydro ASA	2,666	32,639
Yara International ASA	2,747	149,375
		469,000
Poland — 0.6%
Orlen SA	34,839	1,361,764
PGE Polska Grupa Energetyczna SA†	10,233	29,852
		1,391,616
Qatar — 0.0%
Qatar National Bank Q.P.S.C.	5,542	27,003
Russia — 0.0%
MMC Norilsk Nickel PJSC†(1)(2)	56,300	0
Saudi Arabia — 0.2%
SABIC Agri-Nutrients Co.	3,723	137,839
Saudi Arabian Oil Co.*	19	140
Saudi Energy Co.	51,020	229,441
		367,420
Singapore — 0.1%
Singapore Exchange, Ltd.	36	617
Singapore Technologies Engineering, Ltd.	25,935	231,256
Yangzijiang Shipbuilding Holdings, Ltd.	41,357	117,955
		349,828
South Africa — 0.4%
FirstRand, Ltd.	6,248	35,596
Gold Fields, Ltd.	4,205	166,351
Harmony Gold Mining Co., Ltd.	9	164
MTN Group, Ltd.	3,930	52,546
Sasol, Ltd.†	61,885	768,458
		1,023,115
South Korea — 4.5%
Hana Financial Group, Inc.	4,453	340,106
Hyundai Glovis Co., Ltd.	1	161
Kia Corp.	3,694	414,748
Korea Electric Power Corp.	6,543	168,894
Korea Shipbuilding & Offshore Engineering Co., Ltd.	704	197,606
LG Uplus Corp.	2,865	30,665
Meritz Financial Group, Inc.†	2	136
Samsung Electronics Co., Ltd.	15,110	3,178,414
Samsung Electronics Co., Ltd. (Preference Shares)	13,227	1,777,351
Shinhan Financial Group Co., Ltd.	5,800	360,239
SK Hynix, Inc.	2,038	3,155,046
SK Square Co., Ltd.	1,441	1,179,000
Woori Financial Group, Inc.	10,569	208,294
		11,010,660
Spain — 0.7%
Acciona SA#	410	118,026
ACS Actividades de Construccion y Servicios SA	2	290
Security Description	Shares or Principal Amount	Value

Spain (continued)
Aena SME SA*	5,439	$157,967
Banco Bilbao Vizcaya Argentaria SA	13,293	311,804
Banco Santander SA	3,850	48,176
CaixaBank SA	9,986	135,113
Endesa SA#	5,280	220,847
Iberdrola SA	4,854	110,403
International Consolidated Airlines Group SA	20,161	116,615
Repsol SA	17,665	454,122
		1,673,363
Sweden — 0.1%
Atlas Copco AB, Class B	1,631	27,734
Industrivarden AB, Class A	577	32,809
Investor AB, Class B	768	31,670
Sandvik AB	781	31,847
Telefonaktiebolaget LM Ericsson, Class B	16,759	217,993
Volvo AB, Class B	5	176
		342,229
Switzerland — 1.4%
ABB, Ltd.	3,153	337,779
Allwyn AG	8	117
Coca-Cola HBC AG	2	115
Garmin, Ltd.	1	234
Holcim AG	325	32,236
Novartis AG	8,800	1,328,315
Roche Holding AG	4,145	1,748,701
Roche Holding AG (BR)	40	17,249
		3,464,746
Taiwan — 1.9%
ASE Technology Holding Co., Ltd.	26	507
Evergreen Marine Corp. Taiwan, Ltd.	17,103	116,293
Hon Hai Precision Industry Co., Ltd.	3,000	27,677
Novatek Microelectronics Corp.	11	168
Taiwan Semiconductor Manufacturing Co., Ltd.	56,101	4,217,582
United Microelectronics Corp.	82,439	380,279
		4,742,506
Thailand — 0.0%
Advanced Info Service PCL	14	152
PTT Exploration & Production PCL	41	178
		330
Turkey — 0.0%
Turk Hava Yollari AO	9,103	58,872
Turkcell Iletisim Hizmetleri AS	11,985	26,222
		85,094
United Arab Emirates — 0.8%
Aldar Properties PJSC	3,448	7,353
Emaar Development PJSC	391,735	1,524,333
Emaar Properties PJSC	106,051	343,106
Emirates NBD Bank PJSC	20	151
		1,874,943
United Kingdom — 2.0%
3i Group PLC	15,805	484,224
Anglogold Ashanti PLC†	2	192
Associated British Foods PLC#	832	20,415
Barclays PLC	62,992	388,485
Centrica PLC	80,675	203,709
Compass Group PLC	1	32
Endeavour Mining PLC	3,094	191,418

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Fresnillo PLC	5	$221
GSK PLC	51,244	1,298,429
HSBC Holdings PLC (LSE)	15,337	287,839
Imperial Brands PLC	1,781	64,663
JD Sports Fashion PLC	118	134
Kingfisher PLC	29,108	112,699
National Grid PLC	1,749	28,159
NatWest Group PLC	118,055	952,954
Next PLC	1,939	345,077
RELX PLC	1,751	57,773
Rolls-Royce Holdings PLC	21,115	380,297
Sage Group PLC	2,518	28,566
Standard Chartered PLC	8	215
Unilever PLC	1,132	64,111
Vodafone Group PLC	39,161	58,750
		4,968,362
United States — 36.0%
AbbVie, Inc.	7,615	1,657,938
Adobe, Inc.†	6,887	1,785,179
Allstate Corp.	6,204	1,278,582
Alphabet, Inc., Class A	11,510	4,377,713
Alphabet, Inc., Class C	8,682	3,268,165
Altria Group, Inc.	21,333	1,484,350
Amazon.com, Inc.†	11,505	3,113,713
American Express Co.	642	203,174
Ameriprise Financial, Inc.	64	28,525
Amgen, Inc.	2,617	881,379
Amphenol Corp., Class A	411	61,140
Apple, Inc.	21,743	6,785,121
Applied Materials, Inc.	701	315,492
AppLovin Corp., Class A†	2,205	1,351,863
Arista Networks, Inc.†	1	159
AT&T, Inc.	1,527	37,870
Automatic Data Processing, Inc.	1	222
AvalonBay Communities, Inc.	1	183
Bank of New York Mellon Corp.	9,800	1,366,414
Best Buy Co., Inc.	1,683	131,190
Booking Holdings, Inc.	7,900	1,322,697
Bristol-Myers Squibb Co.	6,630	379,103
Broadcom, Inc.	4,916	2,196,321
Broadridge Financial Solutions, Inc.	57	8,762
Builders FirstSource, Inc.†	1	76
Cardinal Health, Inc.	684	134,611
Caterpillar, Inc.	515	451,073
CF Industries Holdings, Inc.	11,633	1,306,968
Charter Communications, Inc., Class A#†	191	27,514
Cigna Group	161	44,661
Cintas Corp.	3,742	640,855
Cisco Systems, Inc.	579	69,723
Citigroup, Inc.	239	30,090
Cognizant Technology Solutions Corp., Class A	9,480	528,557
Colgate-Palmolive Co.	10,527	948,798
Comcast Corp., Class A	22,323	555,173
Comfort Systems USA, Inc.	15	27,423
Corpay, Inc.†	41	14,834
Cummins, Inc.	43	27,805
Deckers Outdoor Corp.†	1,811	206,182
Devon Energy Corp.	9,140	406,639
Dick's Sporting Goods, Inc.	1	228
eBay, Inc.	1,303	142,379
Electronic Arts, Inc.	181	36,511
Security Description	Shares or Principal Amount	Value

United States (continued)
Eli Lilly & Co.	44	$48,620
Entergy Corp.	250	27,262
EOG Resources, Inc.	560	74,693
Equity LifeStyle Properties, Inc.	448	27,673
Expedia Group, Inc.	4,145	935,900
Fair Isaac Corp.†	229	286,385
Fastenal Co.	2,541	112,312
FedEx Corp.	180	74,115
Fortinet, Inc.†	1,765	243,517
Fox Corp., Class A	423	27,038
Gaming & Leisure Properties, Inc.	4,397	206,527
Gartner, Inc.†	1	162
GE Vernova, Inc.	28	27,113
General Dynamics Corp.	1,867	647,513
General Electric Co.	1	324
General Motors Co.	18,289	1,522,376
Gilead Sciences, Inc.	10,460	1,406,138
GoDaddy, Inc., Class A†	1	86
Goldman Sachs Group, Inc.	32	32,818
Hartford Insurance Group, Inc.	956	121,536
HCA Healthcare, Inc.	2,482	939,536
Hewlett Packard Enterprise Co.	6	258
Howmet Aerospace, Inc.	1,162	300,086
Hubbell, Inc.	184	87,144
IDEXX Laboratories, Inc.†	1,212	682,998
Illinois Tool Works, Inc.	572	141,444
Incyte Corp.†	2,655	256,845
International Business Machines Corp.	1	298
Intuit, Inc.	207	68,627
Johnson & Johnson	1,975	445,027
Kimberly-Clark Corp.	1	98
KLA Corp.	210	403,559
Kroger Co.	9,632	598,629
Lam Research Corp.	5,892	1,874,717
Las Vegas Sands Corp.	584	29,533
Leidos Holdings, Inc.	956	122,177
Lennox International, Inc.	91	45,697
LKQ Corp.	948	25,710
Lockheed Martin Corp.	1,744	925,105
Lululemon Athletica, Inc.†	405	53,128
Masco Corp.	218	15,314
Mastercard, Inc., Class A	2,785	1,375,734
Merck & Co., Inc.	1,202	142,701
Meta Platforms, Inc., Class A	4,519	2,858,313
Mettler-Toledo International, Inc.†	327	386,050
Micron Technology, Inc.	3,645	3,539,295
Microsoft Corp.	12,410	5,587,478
Molina Healthcare, Inc.†	1	174
Monster Beverage Corp.†	1,104	97,240
Moody's Corp.	2,235	1,013,014
Morgan Stanley	1,072	222,976
NetApp, Inc.	1	174
Netflix, Inc.†	344	29,591
Neurocrine Biosciences, Inc.†	229	36,251
Newmont Corp.	252	27,672
Northern Trust Corp.	319	52,779
NRG Energy, Inc.	1	134
NVIDIA Corp.	40,118	8,470,515
NVR, Inc.†	3	18,314
Old Dominion Freight Line, Inc.	1	225
Oracle Corp.	163	36,802
O'Reilly Automotive, Inc.†	2	174
Packaging Corp. of America	1	219

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Palantir Technologies, Inc., Class A†	238	$37,257
Parker-Hannifin Corp.	44	37,164
Paychex, Inc.	211	20,463
PepsiCo., Inc.	1	144
Procter & Gamble Co.	382	54,840
Progressive Corp.	216	41,126
Public Storage	648	196,791
PulteGroup, Inc.	237	28,009
QUALCOMM, Inc.	8,757	2,198,182
Regeneron Pharmaceuticals, Inc.	42	25,821
ResMed, Inc.	579	110,340
Rollins, Inc.	3	143
Ross Stores, Inc.	175	40,553
Royal Caribbean Cruises, Ltd.	156	44,402
RPM International, Inc.	214	22,678
RTX Corp.	1	180
Salesforce, Inc.	176	33,634
Simon Property Group, Inc.	998	204,500
Solventum Corp.†	2	150
State Street Corp.	4,143	644,817
Stryker Corp.	1	305
Synchrony Financial	22,993	1,642,620
T. Rowe Price Group, Inc.	3,515	367,423
Tapestry, Inc.	3,264	474,781
Targa Resources Corp.	1	255
Target Corp.	248	31,513
Teradyne, Inc.	84	31,442
Tesla, Inc.†	2,221	967,890
TJX Cos., Inc.	4,141	640,820
T-Mobile US, Inc.	1	188
Uber Technologies, Inc.†	2	141
Ulta Beauty, Inc.†	717	364,845
Union Pacific Corp.	210	55,154
United Therapeutics Corp.†	571	317,944
Universal Health Services, Inc., Class B	4,106	599,928
Veeva Systems, Inc., Class A†	1	174
VeriSign, Inc.	608	173,511
Verisk Analytics, Inc.	1	175
Verizon Communications, Inc.	21,842	1,044,266
Versant Media Group, Inc.	4	173
Vertiv Holdings Co., Class A	334	105,447
VICI Properties, Inc.	16,162	456,092
Visa, Inc., Class A	3,564	1,163,147
Walmart, Inc.	11,219	1,298,599
Walt Disney Co.	424	43,176
Western Digital Corp.	62	32,935
Williams-Sonoma, Inc.	290	59,035
WW Grainger, Inc.	48	59,244
Yum! Brands, Inc.	1,014	150,021
Zoom Communications, Inc.†	4,810	488,648
		88,680,304
Total Common Stocks (cost $106,262,689)		152,645,875
CORPORATE BONDS & NOTES — 15.6%
Argentina — 0.4%
Pluspetrol SA
8.13%, 05/18/2031*	$180,000	187,290
YPF Energia Electrica SA
7.88%, 10/16/2032*	220,000	225,242
Security Description	Shares or Principal Amount	Value

Argentina (continued)
YPF SA
6.95%, 07/21/2027*	$320,000	$322,610
8.25%, 01/17/2034*	370,000	384,540
		1,119,682
Bermuda — 0.3%
Aircastle, Ltd.
5.25%, 07/04/2026*(3)	470,000	469,540
Geopark, Ltd.
8.75%, 01/31/2030*	310,000	311,070
		780,610
Brazil — 0.2%
Samarco Mineracao SA
9.50%, 06/30/2031*(4)	222,750	224,908
Vale Overseas, Ltd.
6.40%, 06/28/2054#	270,000	275,894
		500,802
Canada — 0.5%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	180,676	179,089
ERO Copper Corp.
6.50%, 02/15/2030*	355,000	353,502
Taseko Mines, Ltd.
8.25%, 05/01/2030*	160,000	167,086
Teine Energy, Ltd.
6.88%, 04/15/2029*	575,000	576,139
		1,275,816
Cayman Islands — 0.3%
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029*	415,000	411,271
5.31%, 10/20/2031*	415,000	407,712
		818,983
Colombia — 0.2%
Ecopetrol SA
7.75%, 02/01/2032	320,000	326,491
8.88%, 01/13/2033	200,000	211,325
		537,816
Ireland — 0.4%
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	300,000	295,000
Flutter Treasury DAC
5.88%, 06/04/2031*	710,000	701,746
		996,746
Luxembourg — 0.2%
Adecoagro SA
7.50%, 07/29/2032*	90,000	87,750
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	320,000	319,520
		407,270
Mexico — 0.6%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(3)	400,000	396,784
Esentia Energy Development SAB de CV
6.13%, 07/30/2033*	200,000	199,700
Grupo Aeromexico SAB de CV
8.25%, 11/15/2029*	200,000	203,176

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mexico (continued)
Petroleos Mexicanos
5.35%, 02/12/2028		$430,000	$430,877
Trust 2401
7.70%, 01/23/2032*		200,000	213,550
			1,444,087
Netherlands — 0.2%
Yinson Boronia Production BV
8.95%, 07/31/2042*		369,155	404,584
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030		1,457,038	1,378,722
Peru — 0.2%
Banco de Credito del Peru S.A.
5.65%, 01/15/2037*		250,000	248,250
Credicorp Capital Sociedad Titulizadora SA
9.70%, 03/05/2045*	PEN	500,000	153,339
Petroleos del Peru SA
5.63%, 06/19/2047*		310,000	226,452
			628,041
Switzerland — 0.4%
UBS Group AG
6.54%, 08/12/2033*		850,000	911,474
United Kingdom — 0.3%
Anglian Water Osprey Financing PLC
2.00%, 07/31/2028	GBP	270,000	334,835
Avianca Midco 2 PLC
9.50%, 01/28/2031*		200,000	193,000
NFE Brazil Financing, Ltd.
15.00%, 08/30/2029(1)(4)		101,715	101,716
			629,551
United States — 10.8%
Allegiant Travel Co.
7.25%, 08/15/2027*		332,000	333,337
American Express Co.
3.55%, 09/15/2026(3)		290,000	288,309
AmeriTex HoldCo Intermediate LLC
7.63%, 08/15/2033*		130,000	135,364
Antares Holdings LP
2.75%, 01/15/2027*		1,547,000	1,521,129
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 07/01/2034*		90,000	88,919
Ares Capital Corp.
2.88%, 06/15/2028		980,000	937,337
Bank of New York Mellon Corp.
3.75%, 12/20/2026(3)		275,000	272,393
Blackstone Secured Lending Fund
2.85%, 09/30/2028		983,000	927,941
Block, Inc.
6.00%, 08/15/2033*		210,000	210,053
Blue Owl Capital Corp
2.63%, 01/15/2027		1,095,000	1,076,868
Blue Owl Finance LLC
3.13%, 06/10/2031		1,027,000	906,372
Burford Capital Global Finance LLC
7.50%, 07/15/2033*#		200,000	171,000
8.50%, 01/15/2034*#		200,000	173,855
Security Description	Shares or Principal Amount	Value

United States (continued)
Capital One Financial Corp.
3.95%, 09/01/2026(3)	$285,000	$283,494
Charles Schwab Corp.
4.00%, 06/01/2026(3)	855,000	855,000
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	320,000	269,196
Citadel Finance LLC
5.90%, 02/10/2030*	1,000,000	1,009,649
Citigroup, Inc.
4.15%, 11/15/2026#(3)	260,000	258,785
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	218,000	220,389
7.63%, 01/15/2034*	642,000	660,707
Cogent Communications Group LLC/Cogent Finance, Inc.
6.50%, 07/01/2032*#	450,000	415,075
Credit Acceptance Corp.
9.25%, 12/15/2028*	383,000	400,081
Deluxe Corp.
8.13%, 09/15/2029*	380,000	396,759
DISH Network Corp.
11.75%, 11/15/2027*	830,000	855,215
Enact Holdings, Inc.
6.25%, 05/28/2029	900,000	929,424
Enova International, Inc.
9.13%, 08/01/2029*	220,000	230,436
First Citizens BancShares, Inc.
4.87%, 03/03/2032	300,000	291,473
Ford Motor Credit Co. LLC
5.30%, 09/06/2029	330,000	330,443
Freedom Mtg. Holdings LLC
8.38%, 04/01/2032*	180,000	182,772
Fulton Financial Corp.
5.95%, 05/15/2036	390,000	388,381
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	155,000	162,575
Getty Images, Inc.
10.50%, 11/15/2030*	270,000	238,613
Goldman Sachs Private Credit Corp.
5.05%, 02/23/2028	270,000	268,288
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	929,396
Golub Capital Private Credit Fund
5.88%, 05/01/2030	380,000	376,361
Hercules Capital, Inc.
2.63%, 09/16/2026	484,000	480,631
Infinity Natural Resources LLC
7.63%, 04/01/2031*	130,000	131,319
Jefferies Financial Group, Inc.
5.50%, 02/15/2036	390,000	379,746
JH North America Holdings, Inc.
6.13%, 07/31/2032*	150,000	150,354
Kraken Oil & Gas Partners LLC
7.13%, 05/15/2031*	170,000	169,028
7.63%, 08/15/2029*	350,000	355,276
Level 3 Financing, Inc.
8.50%, 01/15/2036*	110,000	118,928
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	678,279
MasTec, Inc.
4.50%, 08/15/2028*	303,000	300,007

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Mativ Holdings, Inc.
8.00%, 10/01/2029*#	$230,000	$229,093
Millrose Properties, Inc.
6.38%, 08/01/2030*	270,000	273,718
Murphy Oil Corp.
6.50%, 02/15/2034	348,000	348,662
NextEra Energy Capital Holdings, Inc.
3.80%, 03/15/2082	63,000	62,000
NFE Financial Holding LLC
12.00%, 11/15/2029*(5)	1,362,400	602,862
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	90,000	93,515
NMI Holdings, Inc.
6.00%, 08/15/2029	400,000	408,864
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/01/2034*	70,000	69,687
9.88%, 03/15/2030*#	120,000	128,295
PNC Financial Services Group, Inc.
3.40%, 09/15/2026(3)	165,000	163,794
5.00%, 11/01/2026(3)	180,000	180,097
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036*	620,000	603,504
Regal Rexnord Corp.
6.30%, 02/15/2030	110,000	114,805
6.40%, 04/15/2033	110,000	116,570
Ryan Specialty LLC
4.38%, 02/01/2030*	600,000	581,387
5.88%, 08/01/2032*	200,000	198,663
Saks Global Enterprises LLC
11.00%, 12/15/2029*(5)	12,900	16
11.00%, 12/15/2029*(5)	344,000	860
Sempra
4.13%, 04/01/2052	910,000	899,199
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	190,000	187,615
Synchrony Bank
5.63%, 08/23/2027	380,000	384,051
US Bancorp
3.70%, 01/15/2027#(3)	390,000	385,432
Venture Global LNG, Inc.
9.00%, 09/30/2029*(3)	460,000	454,272
Vistra Corp.
7.00%, 12/15/2026*(3)	220,000	221,427
8.00%, 10/15/2026*(3)	185,000	186,487
		26,653,832
Total Corporate Bonds & Notes (cost $39,305,045)		38,488,016
CONVERTIBLE BONDS & NOTES — 0.2%
Australia — 0.1%
IREN, Ltd.
0.01%, 07/01/2031*	237,000	245,887
United States — 0.1%
Global Payments, Inc.
1.50%, 03/01/2031	365,000	329,230
Total Convertible Bonds & Notes (cost $549,428)		575,117
Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 4.4%
Cayman Islands — 1.0%
Ares LXXV CLO, Ltd. FRS
Series 2024-75A, Class C 5.52%, (TSFR3M+1.85%), 01/15/2037*	$475,000	$476,253
Dryden 60 CLO, Ltd. FRS
Series 2018-60A, Class D 6.93%, (TSFR3M+3.26%), 07/15/2031*	840,000	842,490
Dryden 93 CLO, Ltd. FRS
Series 2021-93A, Class D1R 6.67%, (TSFR3M+3.00%), 01/15/2038*	470,000	471,492
Morgan Stanley Eaton Vance CLO, Ltd. FRS
Series 2021-1A, Class D1R 6.57%, (TSFR3M+2.90%), 10/23/2037*	590,000	590,662
		2,380,897
United States — 3.4%
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
Series 2025-1A, Class B 6.51%, 05/20/2055*	1,110,000	1,126,340
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	1,200,000	1,164,730
QTS Issuer ABS I LLC
Series 2025-1A, Class A2 5.44%, 05/25/2055*	580,000	576,775
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	720,000	714,702
RNL PH Owner LLC
Series 2026-1A, Class A 4.91%, 03/20/2056*	250,000	244,722
Stack Infrastructure Issuer LLC
Series 2023-2A, Class A2 5.90%, 07/25/2048*	1,400,000	1,401,042
Vantage Data Centers Issuer LLC
Series 2024-1A, Class A2 5.10%, 09/15/2054*	1,440,000	1,422,790
Zayo Issuer LLC
Series 2025-3A, Class A2 5.57%, 10/20/2055*	180,000	177,194
Series 2025-1A, Class B 6.09%, 03/20/2055*	410,000	412,465
Series 2025-2A, Class B 6.59%, 06/20/2055*	1,205,000	1,227,301
		8,468,061
Total Asset Backed Securities (cost $10,913,154)		10,848,958
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Cayman Islands — 0.3%
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.08%, (TSFR1M+1.45%), 06/18/2043*	750,000	750,937
United States — 3.9%
Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 5.41%, (SOFR30A+1.80%), 01/25/2044*	710,000	714,658
Series 2023-R07, Class 2M2 6.86%, (SOFR30A+3.25%), 09/25/2043*	550,000	565,615
Series 2023-R02, Class 1M2 6.96%, (SOFR30A+3.35%), 01/25/2043*	1,080,000	1,115,780

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2022-R06, Class 1M2 7.46%, (SOFR30A+3.85%), 05/25/2042*		$860,000	$882,515
Series 2023-R03, Class 2M2 7.51%, (SOFR30A+3.90%), 04/25/2043*		420,000	439,276
Series 2022-R04, Class 1B1 8.86%, (SOFR30A+5.25%), 03/25/2042*		680,000	702,080
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 6.96%, (SOFR30A+3.35%), 06/25/2043*		1,180,000	1,209,399
Series 2022-HQA3, Class M1B 7.16%, (SOFR30A+3.55%), 08/25/2042*		820,000	844,495
Series 2022-DNA4, Class M2 8.86%, (SOFR30A+5.25%), 05/25/2042*		780,000	810,991
Series 2022-HQA1, Class B1 10.61%, (SOFR30A+7.00%), 03/25/2042*		710,000	741,847
Federal National Mtg, Assoc. Multifamily Connecticut Avenue Securities Trust FRS
Series 2019-01, Class M10 6.98%, (SOFR30A+3.36%), 10/25/2049*		592,633	598,408
MF1 LLC FRS
Series 2025-FL19, Class A 5.11%, (TSFR1M+1.49%), 05/18/2042*		430,000	430,941
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class E 6.97%, (TSFR1M+3.34%), 02/15/2042*		500,000	494,844
			9,550,849
Total Collateralized Mortgage Obligations (cost $10,483,471)			10,301,786
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.5%
United States — 0.5%
United States Treasury Notes FRS
3.76%, (3 UTBMM+0.10%), 01/31/2028		450,000	450,072
Government National Mtg. Assoc.
6.00%, 02/20/2055 to 03/20/2055		885,308	904,943
Total U.S. Government & Agency Obligations (cost $1,349,921)			1,355,015
FOREIGN GOVERNMENT OBLIGATIONS — 7.1%
Argentina — 1.2%
Argentine Republic Government International Bond
0.75%, 07/09/2030(6)		990,000	862,488
4.13%, 07/09/2035(6)		2,620,000	2,016,090
Provincia de Entre Rios Argentina
9.55%, 03/04/2033*		140,000	133,770
			3,012,348
Brazil — 1.8%
Brazil Notas do Tesouro Nacional Serie F
Series F 10.00%, 01/01/2033	BRL	19,660,000	3,413,865
10.00%, 01/01/2035	BRL	6,190,000	1,042,804
			4,456,669
Chile — 0.5%
Chile Government International Bond
2.75%, 01/31/2027		1,326,000	1,311,958
Security Description		Shares or Principal Amount	Value

Colombia — 1.0%
Colombian TES
11.50%, 07/25/2046	COP	8,610,000,000	$2,044,447
13.25%, 02/09/2033	COP	1,190,000,000	311,703
			2,356,150
Ecuador — 0.2%
Ecuador Government International Bond
8.75%, 01/29/2034*		$400,000	405,400
Egypt — 0.2%
Egypt Government International Bond
7.63%, 05/29/2032*		260,000	266,562
9.45%, 02/04/2033*#		200,000	221,459
			488,021
Mexico — 2.2%
Mexican Bonos
7.50%, 05/26/2033	MXN	25,400,000	1,353,963
8.00%, 07/31/2053	MXN	84,500,000	4,102,079
			5,456,042
Total Foreign Government Obligations (cost $16,841,528)			17,486,588
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.#†(1) Expires 03/31/2040 (cost $0)		100	0
Total Long-Term Investment Securities (cost $185,705,236)			231,701,355
SHORT-TERM INVESTMENTS — 5.6%
Sovereign — 2.5%
Canadian Treasury Bills 2.22%, 07/15/2026		4,600,000	3,326,888
Canadian Treasury Bills 2.26%, 07/15/2026		1,050,000	759,398
Egypt Treasury Bills 21.26%, 08/11/2026	EGP	111,500,000	2,040,793
			6,127,079
Unaffiliated Investment Companies — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(7)		6,259,466	6,259,466
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(7)(8)		1,386,814	1,386,814
			7,646,280
Total Short-Term Investments (cost $13,817,883)			13,773,359
TOTAL INVESTMENTS (cost $199,523,119)(9)		99.5%	245,474,714
Other assets less liabilities		0.5	1,209,253
NET ASSETS		100.0%	$246,683,967

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$44,408,489 representing 18.0% of net assets.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Malco Energy, Ltd.	09/19/25	29	$24	$67	$2.30	0.0%
MMC Norilsk Nickel PJSC	01/30/20, 04/24/20, 12/11/20	56,300	158,889	0	0.00	0.0
Talwandi Sabo Power, Ltd.	09/19/25	29	24	38	1.31	0.0
Vedanta Aluminium Metal, Ltd.	09/19/25	29	24	22	0.76	0.0
Vedanta Iron & Steel, Ltd.	09/19/25	29	24	21	0.73	0.0
				$148		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(5)	Security in default
(6)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2026.
(7)	The rate shown is the 7-day yield as of May 31, 2026.
(8)
At May 31, 2026, the Fund had loaned securities with a total value of $3,776,812. This was secured by collateral of $1,386,814, which was received in cash and subsequently invested in short-term investments currently valued at $1,386,814 as reported in the
Portfolio of Investments. Additional collateral of $2,523,613 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
United States Treasury Notes/Bonds	0.13% to 5.25%	06/30/2026 to 02/15/2056	$2,523,613

(9)	See Note 4 for cost of investments on a tax basis.

3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
BR—Bearer Shares
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange

BRL—Brazilian Real
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
JPMorgan Chase Bank, N.A.	Republic of Panama	0.85	490,000	USD	490,000	1.000%	Quarterly	Dec 2028	$(6,908)	$13,139	$6,231

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
33	Long	Long Gilt	September 2026	$3,916,197	$3,943,703	$27,506
4	Long	S&P 500 E-Mini Index	June 2026	1,389,996	1,519,150	129,154
49	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	5,467,690	5,491,828	24,138
51	Long	U.S. Treasury Ultra Bonds	September 2026	5,823,174	5,834,718	11,544
						$192,342

						Unrealized (Depreciation)
28	Short	U.S. Treasury 10 Year Notes	September 2026	$3,068,715	$3,075,188	$(6,473)
		Net Unrealized Appreciation (Depreciation)				$185,869

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	5,260,000	USD	3,840,663	07/21/2026	$17,263	$—
	MXN	94,500,000	USD	5,434,814	08/10/2026	15,575	—
						32,838	—
HSBC Bank PLC	CAD	1,050,000	USD	765,748	07/21/2026	2,521	—
	EGP	118,200,000	USD	2,203,169	06/02/2026	—	(60,297)
	GBP	120,000	USD	161,512	07/23/2026	—	(76)
	USD	675,697	CAD	920,000	07/21/2026	—	(6,965)
	USD	2,290,384	CLP	1,990,000,000	06/17/2026	—	(54,273)
	USD	2,088,239	CLP	1,880,000,000	08/26/2026	24,791	—
	USD	2,281,365	EGP	118,200,000	06/02/2026	—	(17,899)
	USD	666,082	EGP	38,000,000	12/01/2026	18,287	—
	USD	2,541,980	MXN	44,400,000	08/10/2026	4,202	—
						49,801	(139,510)
JPMorgan Chase Bank, N.A.	COP	8,890,000,000	USD	2,362,639	08/05/2026	—	(11,947)
Unrealized Appreciation (Depreciation)						$82,639	$(151,457)

CAD—Canadian Dollar
CLP—Chilean Peso
COP—Columbian Peso
EGP—Egyptian Pound
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar

Industry Allocation*
Semiconductors	13.3%
Internet	7.6
Foreign Government Obligations	7.1
Banks	6.5
Short-Term Investments	5.6
Diversified Financial Services	5.1
Other Asset Backed Securities	4.4
Collateralized Mortgage Obligations	4.2
Oil & Gas	4.1
Software	3.7
Investment Companies	3.4
Computers	3.4
Pharmaceuticals	3.4
Electric	2.2
Insurance	2.0
Aerospace/Defense	1.7

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Retail	1.5%
Commercial Services	1.4
Mining	1.4
Auto Manufacturers	1.3
Chemicals	1.3
Biotechnology	1.2
Iron/Steel	1.0
Telecommunications	0.8
Real Estate	0.8
Food	0.8
REITS	0.8
Airlines	0.7
Pipelines	0.7
Agriculture	0.7
Building Materials	0.7
Media	0.6
Healthcare-Services	0.6
U.S. Government & Agency Obligations	0.5
Engineering & Construction	0.5
Transportation	0.4
Cosmetics/Personal Care	0.4
Healthcare-Products	0.4
Private Equity	0.4
Electronics	0.4
Distribution/Wholesale	0.3
Electrical Components & Equipment	0.3
Entertainment	0.3
Apparel	0.3
Machinery-Construction & Mining	0.2
Oil & Gas Services	0.2
Machinery-Diversified	0.1
Water	0.1
Shipbuilding	0.1
Beverages	0.1
Gas	0.1
Energy-Alternate Sources	0.1
Holding Companies-Diversified	0.1
Home Furnishings	0.1
Miscellaneous Manufacturing	0.1
99.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Egypt	$—	$103,221	$—	$103,221
India	2,439,230	—	148	2,439,378
Qatar	—	27,003	—	27,003
Russia	—	—	0	0
Saudi Arabia	—	367,420	—	367,420
Turkey	—	85,094	—	85,094
United Arab Emirates	—	1,874,943	—	1,874,943
Other Countries	147,748,816	—	—	147,748,816
Corporate Bonds & Notes:
United Kingdom	—	527,835	101,716	629,551
Other Countries	—	37,858,465	—	37,858,465
Convertible Bonds & Notes	—	575,117	—	575,117
Asset Backed Securities	—	10,848,958	—	10,848,958
Collateralized Mortgage Obligations	—	10,301,786	—	10,301,786
U.S. Government & Agency Obligations	—	1,355,015	—	1,355,015

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Foreign Government Obligations	$—	$17,486,588	$—	$17,486,588
Warrants	—	—	0	0
Short-Term Investments:
Sovereign	—	6,127,079	—	6,127,079
Other Short-Term Investments	7,646,280	—	—	7,646,280
Total Investments at Value	$157,834,326	$87,538,524	$101,864	$245,474,714
Other Financial Instruments:†
Swaps	$—	$13,139	$—	$13,139
Futures Contracts	192,342	—	—	192,342
Forward Foreign Currency Contracts	—	82,639	—	82,639
Total Other Financial Instruments	$192,342	$95,778	$—	$288,120
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,473	$—	$—	$6,473
Forward Foreign Currency Contracts	—	151,457	—	151,457
Total Other Financial Instruments	$6,473	$151,457	$—	$157,930

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.1%
Banks — 3.4%
AIB Group PLC
6.61%, 09/13/2029*	$500,000	$521,192
Bank of America Corp.
5.29%, 04/25/2034	835,000	848,368
Citigroup, Inc.
4.50%, 09/11/2031	400,000	395,747
Goldman Sachs Group, Inc.
4.37%, 10/21/2031	400,000	392,062
4.52%, 01/21/2032	385,000	379,058
HSBC Holdings PLC
4.62%, 11/06/2031	500,000	493,918
4.71%, 05/12/2030	490,000	488,981
Morgan Stanley
4.36%, 10/22/2031	400,000	392,543
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	1,135,000	1,117,742
Santander UK Group Holdings PLC
5.69%, 04/15/2031	500,000	512,828
Wells Fargo & Co.
4.08%, 09/15/2029	400,000	395,546
4.18%, 01/23/2030	405,000	400,865
5.15%, 04/23/2031	400,000	405,944
		6,744,794
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/2028	500,000	494,425
Avolon Holdings Funding, Ltd.
5.75%, 03/01/2029*	880,000	899,499
		1,393,924
Electric — 0.2%
Pacific Gas & Electric Co.
6.10%, 01/15/2029	400,000	412,747
Internet — 0.1%
Meta Platforms, Inc.
4.88%, 11/15/2035	224,000	218,862
Pipelines — 0.1%
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	300,000	312,547
Telecommunications — 0.6%
AT&T, Inc.
4.70%, 08/15/2030	400,000	401,714
T-Mobile USA, Inc.
3.88%, 04/15/2030	750,000	729,820
		1,131,534
Total Corporate Bonds & Notes (cost $10,333,078)		10,214,408
ASSET BACKED SECURITIES — 9.0%
Auto Loan Receivables — 2.4%
American Credit Acceptance Receivables Trust
Series 2024-1, Class D 5.86%, 05/13/2030*	290,000	293,231
Bridgecrest Lending Auto Securitization Trust
Series 2026-2, Class B 4.56%, 02/17/2032	192,000	191,640
Credit Acceptance Auto Loan Trust
Series 2026-1A, Class B 4.96%, 06/16/2036*	210,000	208,678
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Exeter Automobile Receivables Trust
Series 2025-3A, Class C 5.09%, 10/15/2031	$400,000	$402,621
Exeter Select Automobile Receivables Trust
Series 2025-1, Class A3 4.69%, 04/15/2030	910,000	913,153
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A3 4.75%, 01/16/2029*	1,000,000	1,002,940
GLS Auto Select Receivables Trust
Series 2024-1A, Class C 5.69%, 03/15/2030*	270,000	274,613
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	337,327	333,222
OneMain Direct Auto Receivables Trust
Series 2026-1A, Class A 4.49%, 12/14/2033*	550,000	544,941
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	615,000	616,352
		4,781,391
Home Equity — 2.1%
BRAVO Residential Funding Trust
Series 2026-CES1, Class A1A 5.25%, 04/25/2056*	259,733	259,335
COOPR Residential Mtg. Trust
Series 2025-CES3, Class A1A 4.84%, 09/25/2060*	271,914	269,288
FIGRE Trust VRS
Series 2025-HE3, Class A 5.56%, 05/25/2055*(1)	497,923	499,745
GS Mtg.-Backed Securities Trust
Series 2026-CES1, Class A1 4.90%, 05/25/2056*	305,714	303,120
Series 2026-CES2, Class A1A 5.23%, 06/25/2056*	184,434	183,666
Series 2026-CES3, Class A1A 5.36%, 09/25/2056*	255,000	255,061
RCKT Mtg. Trust
Series 2026-CES2, Class A1A 4.76%, 02/25/2056*	507,123	501,780
Series 2025-CES10, Class A1A 4.89%, 11/25/2055*	596,910	591,619
Series 2025-CES12, Class A1A 5.03%, 11/25/2055*	760,118	756,542
Series 2026-CES4, Class A1A 5.12%, 04/25/2056*	409,783	408,587
Tricon Trust FRS
Series 2026-SFR2, Class A 4.90%, (TSFR1M+1.30%), 06/17/2043*	303,000	302,992
		4,331,735
Other Asset Backed Securities — 4.5%
AMSR Trust
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	283,362
Series 2025-SFR1, Class A 3.66%, 06/17/2042*	1,065,000	1,012,971
Series 2026-SFR1, Class A 3.78%, 04/17/2043*	390,000	368,022

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Aqua Finance Issuer Trust
Series 2025-A, Class A 5.25%, 12/19/2050*	$1,054,191	$1,058,559
Aqua Finance Trust
Series 2024-A, Class A 4.81%, 04/18/2050*	223,334	221,512
Bridge Trust
Series 2025-SFR1, Class A 4.05%, 09/17/2042*	852,679	816,298
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,093,336	1,085,994
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A2 4.59%, 12/27/2060*	170,000	168,996
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	174,402	172,777
Series 2025-2A, Class A 4.54%, 05/25/2044*	279,667	278,921
Lendmark Funding Trust
Series 2025-3A, Class A 4.51%, 05/21/2035*	545,000	537,446
Mariner Finance Issuance Trust
Series 2026-AA, Class A 5.01%, 05/20/2039*	331,000	331,551
MVW LLC
Series 2025-2A, Class A 4.48%, 10/20/2044*	442,518	438,958
Progress Residential Trust
Series 2026-SFR2, Class A 4.24%, 05/17/2043*	256,000	247,138
Reach ABS Trust
Series 2026-2A, Class B 4.81%, 02/15/2035*	196,000	196,052
SCF Equipment Leasing LLC
Series 2025-2A, Class A3 4.33%, 06/20/2036*	990,000	983,693
Towd Point Mtg. Trust
Series 2026-FIX2, Class A1A 5.31%, 04/25/2066*	197,701	197,146
UPG HI 2026-1 Issuer Trust
Series 2026-1, Class A 5.03%, 02/25/2048*	200,000	199,533
Upstart Securitization Trust 2026-2
Series 2026-2, Class A2 4.54%, 05/20/2036*	325,000	324,906
		8,923,835
Total Asset Backed Securities (cost $18,103,477)		18,036,961
COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9%
Commercial and Residential — 2.7%
BANK
Series 2020-BNK26, Class A4 2.40%, 03/15/2063	500,000	457,817
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,150,552
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	1,086,401
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
GS Mtg.-Backed Securities Corp. Trust VRS
Series 2021-PJ5, Class A6 2.50%, 10/25/2051*(1)	$464,950	$434,561
IRV Trust VRS
Series 2025-200P, Class A 5.29%, 03/14/2047*(1)	750,000	757,369
PRPM LLC
Series 2025-RPL2, Class A1 3.75%, 04/25/2055*	714,231	695,738
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	891,397
		5,473,835
U.S. Government Agency — 15.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K145, Class A2 2.58%, 05/25/2032	430,000	387,434
Series K146, Class A2 2.92%, 06/25/2032	705,000	646,901
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	1,022,333
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,604,842
Series 4594, Class GN 2.50%, 02/15/2045	227,023	211,871
Series 4097, Class YK 3.00%, 08/15/2032	1,741,623	1,686,152
Series 4150, Class IG 3.00%, 01/15/2033(2)	451,341	19,969
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	926,746
Series 4365, Class HZ 3.00%, 01/15/2040	299,775	279,859
Series 4057, Class WY 3.50%, 06/15/2027	95,431	94,927
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 2.74%, (6.39%-SOFR30A), 05/15/2042(2)(3)	113,598	12,435
Federal Home Loan Mtg. Corp. SCRT
Series 2024-2, Class MT 3.50%, 05/25/2064	397,622	348,326
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	187,460	170,463
Series 445 Class HA 4.25%, 05/25/2031	1,276,706	1,258,835
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,113,494	1,098,434
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	12,830	12,475
Series 2020-12, Class JC 2.00%, 03/25/2050	552,666	462,875
Series 2013-23, Class KJ 2.25%, 05/25/2042	383,751	359,744
Series 2013-73, Class TD 2.50%, 09/25/2042	121,418	116,479

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-M31, Class A2 2.85%, 04/25/2034	$1,000,000	$875,417
Series 2012-87, Class CZ 3.00%, 08/25/2042	1,590,169	1,455,942
Series 2016-25, Class LA 3.00%, 07/25/2045	163,832	154,134
Series 2016-33, Class JA 3.00%, 07/25/2045	153,015	144,440
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,757,645
Series 2016-38, Class NA 3.00%, 01/25/2046	305,758	284,771
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	763,376
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	244,648
Series 2007-116, Class PB 5.50%, 08/25/2035	14,866	15,156
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(1)	1,000,000	867,428
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	47,160	7,568
Government National Mtg. Assoc. REMIC
Series 2022-94, Class AO Zero Coupon, 05/20/2052(4)	1,511,594	1,057,480
Series 2024-164, Class AO Zero Coupon, 10/20/2054(4)	903,793	707,007
Series 2022-119, Class AZ 3.50%, 07/20/2052	1,729,971	1,464,310
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	386,910
Series 2022-120, Class LN 4.00%, 07/20/2052	1,431,540	1,212,951
Series 2004-18, Class Z 4.50%, 03/16/2034	55,884	55,617
Series 2008-6, Class GL 4.50%, 02/20/2038	262,840	259,363
Series 2024-159, Class PA 4.50%, 10/20/2054	3,659,265	3,554,124
Series 2005-21, Class Z 5.00%, 03/20/2035	117,802	117,676
Government National Mtg. Assoc. REMIC FRS
Series 2024-164, Class SM 1.87%, (5.50%-SOFR30A), 10/20/2054(2)(3)	2,508,844	147,710
Series 2022-190, Class SA 1.97%, (5.60%-SOFR30A), 11/20/2052(2)(3)	2,457,355	144,092
Series 2024-114, Class SA 2.37%, (6.00%-SOFR30A), 07/20/2054(2)(3)	1,430,005	110,486
Series 2022-140, Class SA 2.42%, (6.05%-SOFR30A), 08/20/2052(2)(3)	1,793,952	170,664
Series 2025-100, Class JS 5.98%, (15.95%-SOFR30A), 06/20/2055(3)	1,340,817	1,249,015
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Seasoned Credit Risk Transfer Trust Series
Series 2025-1, Class MAU 3.25%, 11/25/2064	$1,265,928	$1,152,231
Series 2025-1, Class MTU 3.25%, 11/25/2064	1,331,932	1,140,632
		30,221,893
Total Collateralized Mortgage Obligations (cost $37,426,096)		35,695,728
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 67.1%
U.S. Government — 41.4%
United States Treasury Bonds
1.38%, 08/15/2050	1,180,000	572,254
1.88%, 02/15/2041	1,800,000	1,241,297
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,420,000
2.88%, 08/15/2045	1,000,000	736,836
3.00%, 02/15/2048	750,000	548,320
3.13%, 02/15/2043	2,000,000	1,590,391
3.25%, 05/15/2042	500,000	409,805
3.75%, 08/15/2041 to 11/15/2043	5,684,000	4,988,232
3.88%, 08/15/2040	2,105,000	1,912,919
4.63%, 11/15/2045	955,000	912,622
4.63%, 02/15/2046#	300,000	286,500
4.75%, 02/15/2056	335,000	322,856
4.88%, 08/15/2045	365,000	360,423
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2035 to 02/15/2039	12,494,000	7,954,288
United States Treasury Notes
3.25%, 06/30/2029	1,000,000	976,680
3.38%, 05/15/2033	1,250,000	1,181,787
3.50%, 11/15/2028 to 02/28/2031	11,383,000	11,121,159
3.50%, 01/15/2029#	400,000	394,609
3.50%, 02/15/2029(5)	2,240,000	2,208,675
3.63%, 08/31/2029 to 12/31/2030	9,047,500	8,899,834
3.75%, 01/31/2031 to 02/28/2033	7,525,000	7,315,877
3.88%, 03/31/2031 to 12/31/2032#	3,110,000	3,050,518
3.88%, 08/15/2034	568,000	549,229
4.00%, 03/31/2030 to 11/15/2035	9,973,000	9,782,332
4.00%, 02/15/2034#	2,250,000	2,201,572
4.13%, 02/29/2032	2,585,000	2,574,599
4.13%, 02/15/2036#	2,590,000	2,526,464
4.25%, 03/31/2033 to 08/15/2035	2,475,000	2,460,390
4.50%, 11/15/2033#	2,000,000	2,023,594
4.63%, 05/31/2031	1,000,000	1,020,977
		82,545,039
U.S. Government Agency — 25.7%
Federal Farm Credit Banks Funding Corp.
3.33%, 04/28/2037	500,000	443,229
4.25%, 07/17/2028	500,000	502,394
Federal Home Loan Bank
3.13%, 06/11/2027	2,000,000	1,985,705
4.38%, 09/08/2028	500,000	503,554
Federal Home Loan Mtg. Corp.
3.50%, 06/01/2033	235,065	228,787
3.70%, 05/01/2037	2,964,576	2,716,320
5.00%, 04/01/2041 to 11/01/2053	2,027,122	2,023,438
5.50%, 12/01/2036 to 05/01/2056	6,944,654	7,007,257
6.00%, 11/01/2033 to 05/01/2056	3,356,873	3,466,397
6.50%, 02/01/2032 to 05/01/2056	2,623,233	2,739,775
8.00%, 08/01/2030	30	32
Federal National Mtg. Assoc.
5.50%, 02/01/2056	878,809	884,594

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
6.00%, 02/01/2056	$568,744	$584,969
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	568,805
2.04%, 06/01/2037	235,958	185,623
2.14%, 10/01/2029	968,583	905,781
2.31%, 05/01/2037	930,703	755,588
2.50%, 11/01/2035	225,420	212,896
2.53%, 04/01/2034	2,500,000	2,166,650
2.55%, 09/01/2034	692,539	599,655
3.43%, 05/01/2032	2,000,000	1,889,929
3.50%, 08/01/2051	538,520	493,729
4.33%, 10/01/2037	1,000,000	959,427
5.00%, 03/01/2056	1,649,739	1,629,325
5.50%, 12/01/2033 to 06/01/2056	8,349,150	8,415,576
6.00%, 03/01/2055 to 05/01/2056	1,222,695	1,252,451
6.50%, 07/01/2032 to 04/01/2056	490,388	512,762
7.00%, 09/01/2031 to 04/01/2056	106,644	113,083
Government National Mtg. Assoc.
2.50%, 08/20/2053	522,939	448,837
3.50%, 08/20/2051 to 09/20/2051	1,671,159	1,486,540
4.00%, 04/20/2053	834,185	785,198
4.50%, 03/15/2038 to 08/15/2040	207,718	205,474
5.00%, 09/15/2035 to 05/15/2036	18,496	18,668
6.00%, 01/15/2032	1,900	1,918
7.50%, 01/15/2031	1,435	1,459
Resolution Funding Corp. Principal STRIPS
Zero Coupon, 04/15/2030	4,500,000	3,823,671
Uniform Mtg. Backed Securities
2.00%, June 30 TBA	700,000	559,781
		51,079,277
Total U.S. Government & Agency Obligations (cost $139,954,118)		133,624,316
Total Long-Term Investment Securities (cost $205,816,769)		197,571,413
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $1,508,202 and collateralized by $1,506,600 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $1,538,363 (cost $1,508,069)	$1,508,069	$1,508,069
TOTAL INVESTMENTS (cost $207,324,838)(6)	99.9%	199,079,482
Other assets less liabilities	0.1	182,666
NET ASSETS	100.0%	$199,262,148

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was $21,041,850 representing 10.6% of net assets.

#
The security or a portion thereof is out on loan.
At May 31, 2026, the Fund had loaned securities with a total value of $10,001,585. This was secured by collateral of $10,192,906 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Farm Credit Bank	2.20% to 5.48%	08/12/2036 to 06/27/2042	$2
Federal Home Loan Mtg. Corp.	0.01% to 6.06%	12/01/2032 to 06/25/2056	2,789,277
Federal National Mtg. Assoc.	0.01% to 7.00%	05/25/2027 to 09/01/2064	163,676
Government National Mtg. Assoc.	1.50% to 6.50%	02/20/2031 to 04/20/2076	1,383,206
United States Treasury Notes/Bonds	0.13% to 5.25%	07/31/2026 to 11/15/2054	5,856,745

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at May 31, 2026.
(4)	Principal Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	U.S. Treasury 10 Year Notes	September 2026	$7,728,021	$7,797,797	$69,776
19	Long	U.S. Treasury 2 Year Notes	September 2026	3,917,762	3,924,687	6,925
12	Long	U.S. Treasury Long Bonds	September 2026	1,321,317	1,346,625	25,308
						$102,009

						Unrealized (Depreciation)
26	Short	U.S. Treasury 5 Year Notes	September 2026	$2,781,359	$2,787,485	$(6,126)
		Net Unrealized Appreciation (Depreciation)				$95,883

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,214,408	$—	$10,214,408
Asset Backed Securities	—	18,036,961	—	18,036,961
Collateralized Mortgage Obligations	—	35,695,728	—	35,695,728
U.S. Government & Agency Obligations	—	133,624,316	—	133,624,316
Repurchase Agreements	—	1,508,069	—	1,508,069
Total Investments at Value	$—	$199,079,482	$—	$199,079,482
Other Financial Instruments:†
Futures Contracts	$102,009	$—	$—	$102,009
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$6,126	$—	$—	$6,126

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Advertising — 0.0%
Trade Desk, Inc., Class A†	5,177	$111,616
Aerospace/Defense — 3.8%
Boeing Co.†	1,299	300,264
FTAI Aviation, Ltd.	1,246	324,384
General Electric Co.	12,609	4,082,290
HEICO Corp.	517	180,009
HEICO Corp., Class A	909	236,167
Howmet Aerospace, Inc.	106,408	27,479,866
Karman Holdings, Inc.#†	662	38,065
L3Harris Technologies, Inc.	54,369	17,136,021
Leonardo DRS, Inc.	423	20,625
Loar Holdings, Inc.†	456	29,403
Lockheed Martin Corp.	702	372,376
Rocket Lab Corp.†	5,898	846,245
StandardAero, Inc.†	78	2,234
TransDigm Group, Inc.	10,715	13,482,899
		64,530,848
Agriculture — 0.0%
Darling Ingredients, Inc.†	170	10,047
Airlines — 0.0%
Alaska Air Group, Inc.†	313	14,404
American Airlines Group, Inc.†	320	4,685
Southwest Airlines Co.	504	21,647
		40,736
Apparel — 0.0%
Birkenstock Holding PLC#†	289	13,025
Deckers Outdoor Corp.†	1,728	196,733
On Holding AG, Class A†	2,712	110,704
Ralph Lauren Corp.	42	15,284
Tapestry, Inc.	2,294	333,685
		669,431
Auto Manufacturers — 1.5%
Tesla, Inc.†	58,907	25,671,082
Auto Parts & Equipment — 0.0%
Allison Transmission Holdings, Inc.	211	23,955
Banks — 0.1%
Bank of America Corp.	6,384	329,414
Bank of New York Mellon Corp.	576	80,312
Citigroup, Inc.	3,786	476,657
Goldman Sachs Group, Inc.	193	197,933
NU Holdings, Ltd., Class A†	40,919	537,267
Popular, Inc.	37	5,496
Western Alliance Bancorp	334	26,603
		1,653,682
Beverages — 0.2%
Celsius Holdings, Inc.†	2,009	66,840
Coca-Cola Co.	23,035	1,819,995
Coca-Cola Consolidated, Inc.	112	19,405
Monster Beverage Corp.†	8,533	751,587
PepsiCo., Inc.	2,296	331,060
		2,988,887
Biotechnology — 0.3%
Alnylam Pharmaceuticals, Inc.†	1,551	468,371
Amgen, Inc.	4,810	1,619,960
Exelixis, Inc.†	2,556	129,027
Gilead Sciences, Inc.	4,101	551,297
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Halozyme Therapeutics, Inc.†	1,405	$93,489
Incyte Corp.†	477	46,145
Insmed, Inc.†	2,401	256,691
Ionis Pharmaceuticals, Inc.†	1,774	135,711
Sarepta Therapeutics, Inc.†	657	11,740
Summit Therapeutics, Inc.†	1,729	30,327
Ultragenyx Pharmaceutical, Inc.†	1,306	31,266
Vertex Pharmaceuticals, Inc.†	3,077	1,377,080
		4,751,104
Building Materials — 0.1%
AAON, Inc.#	783	109,777
Armstrong World Industries, Inc.	146	23,053
Carlisle Cos., Inc.	61	21,034
James Hardie Industries PLC†	898	20,906
Lennox International, Inc.	388	194,838
Simpson Manufacturing Co., Inc.	10	1,897
Trane Technologies PLC	2,701	1,218,961
		1,590,466
Chemicals — 0.1%
Ecolab, Inc.	737	188,672
Sherwin-Williams Co.	2,558	777,223
		965,895
Commercial Services — 2.4%
Affirm Holdings, Inc.†	2,068	152,308
Automatic Data Processing, Inc.	4,521	1,002,939
Avis Budget Group, Inc.†	56	9,847
Block, Inc.†	2,421	183,318
Booz Allen Hamilton Holding Corp.	1,402	111,010
Bright Horizons Family Solutions, Inc.†	127	7,953
Cintas Corp.	4,206	720,319
Corpay, Inc.†	831	300,656
Equifax, Inc.	249	41,282
Grand Canyon Education, Inc.†	61	9,141
H&R Block, Inc.	391	15,050
Moody's Corp.	1,875	849,844
Morningstar, Inc.	167	30,397
NIQ Global Intelligence PLC†	133	1,109
Paylocity Holding Corp.†	445	51,144
Quanta Services, Inc.	51,348	36,545,912
Rollins, Inc.	3,666	174,502
Shift4 Payments, Inc., Class A#†	821	36,584
Toast, Inc., Class A†	5,571	145,013
U-Haul Holding Co. (Non-Voting)	375	19,507
Valvoline, Inc.†	1,239	41,816
Verisk Analytics, Inc.	1,028	179,890
WEX, Inc.#†	13	1,884
WillScot Holdings Corp.#	774	19,915
		40,651,340
Computers — 7.5%
Apple, Inc.	389,672	121,601,044
Crowdstrike Holdings, Inc., Class A†	2,997	2,190,807
Dell Technologies, Inc., Class C	508	213,822
Everpure, Inc., Class A†	3,298	262,224
ExlService Holdings, Inc.†	1,972	57,247
Figure Technology Solutions, Inc., Class A†	204	7,211
Fortinet, Inc.†	7,476	1,031,464
Gartner, Inc.†	821	133,166
KBR, Inc.	15	524
Lumentum Holdings, Inc.†	64	54,718
NetApp, Inc.	910	158,604

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Okta, Inc.†	758	$93,439
Rubrik, Inc., Class A†	996	78,316
Super Micro Computer, Inc.†	2,889	133,154
Zscaler, Inc.†	1,222	170,750
		126,186,490
Cosmetics/Personal Care — 0.0%
Colgate-Palmolive Co.	4,661	420,096
Distribution/Wholesale — 0.1%
Copart, Inc.†	10,076	330,190
Core & Main, Inc., Class A†	1,406	69,527
Fastenal Co.	11,533	509,759
Pool Corp.	99	17,959
RB Global, Inc.#	167	17,760
SiteOne Landscape Supply, Inc.†	152	16,507
WW Grainger, Inc.	447	551,705
		1,513,407
Diversified Financial Services — 1.9%
Ally Financial, Inc.	269	11,516
American Express Co.	2,166	685,474
Ameriprise Financial, Inc.	1,015	452,396
Apollo Global Management, Inc.#	3,567	459,109
Ares Management Corp., Class A	2,302	295,807
Blue Owl Capital, Inc.#	8,385	86,198
Brookfield Asset Management, Ltd., Class A#	1,712	83,203
Charles Schwab Corp.	1,750	152,862
Circle Internet Group, Inc.†	154,623	17,472,399
Coinbase Global, Inc., Class A†	231	43,666
Freedom Holding Corp.†	141	20,138
Hamilton Lane, Inc., Class A	249	21,695
Houlihan Lokey, Inc.	221	31,307
Interactive Brokers Group, Inc., Class A	334	29,048
Jefferies Financial Group, Inc.	494	26,044
Lazard, Inc.	315	14,909
LPL Financial Holdings, Inc.	963	263,640
Mastercard, Inc., Class A	9,752	4,817,293
SoFi Technologies, Inc.#†	2,237	40,758
TPG, Inc.	1,427	60,747
Tradeweb Markets, Inc., Class A	145	14,536
UWM Holdings Corp.	159	487
Visa, Inc., Class A	20,406	6,659,702
XP, Inc., Class A	690	11,502
		31,754,436
Electric — 0.1%
NRG Energy, Inc.	2,504	335,736
Vistra Corp.	4,138	663,032
		998,768
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	68,833	27,574,500
Electronics — 1.7%
Amphenol Corp., Class A	14,791	2,200,309
Flex, Ltd.†	171,077	25,794,990
Jabil, Inc.	828	301,856
		28,297,155
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,440	98,438
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	419	766,020
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
EMCOR Group, Inc.	185	$152,962
MasTec, Inc.†	161	60,917
TopBuild Corp.†	10	4,175
		984,074
Entertainment — 0.0%
Churchill Downs, Inc.	666	58,082
DraftKings, Inc., Class A†	5,843	143,095
Flutter Entertainment PLC†	1,590	154,198
Liberty Media Corp.-Liberty Formula One, Class A†	145	12,177
Liberty Media Corp.-Liberty Formula One, Class C†	829	75,265
Live Nation Entertainment, Inc.#†	1,936	326,042
TKO Group Holdings, Inc.	316	64,837
Vail Resorts, Inc.#	290	38,744
		872,440
Environmental Control — 0.1%
Tetra Tech, Inc.	467	12,838
Veralto Corp.	1,222	100,485
Waste Management, Inc.	4,473	945,860
		1,059,183
Food — 0.0%
Hershey Co.	242	46,955
Performance Food Group Co.†	187	18,362
Sprouts Farmers Market, Inc.†	1,195	98,731
Sysco Corp.	3,140	238,043
		402,091
Healthcare-Products — 0.2%
Boston Scientific Corp.†	3,033	146,524
Caris Life Sciences, Inc.†	635	10,617
IDEXX Laboratories, Inc.†	975	549,442
Inspire Medical Systems, Inc.†	431	17,826
Insulet Corp.†	841	121,895
Intuitive Surgical, Inc.†	4,279	1,817,035
Masimo Corp.†	556	99,218
Natera, Inc.†	1,616	360,966
Penumbra, Inc.†	460	146,418
Repligen Corp.†	117	14,502
ResMed, Inc.	399	76,037
Stryker Corp.	1,083	330,412
Tempus AI, Inc., Class A#†	1,236	62,381
Waters Corp.†	373	143,072
		3,896,345
Healthcare-Services — 0.0%
Chemed Corp.	22	9,381
Cigna Group	269	74,621
DaVita, Inc.†	419	81,437
HCA Healthcare, Inc.	414	156,715
Medpace Holdings, Inc.†	265	118,484
Molina Healthcare, Inc.†	355	61,628
		502,266
Home Furnishings — 0.0%
SharkNinja, Inc.†	193	23,525
Somnigroup International, Inc.	2,399	169,873
		193,398
Household Products/Wares — 0.0%
Kimberly-Clark Corp.	1,432	139,763
Insurance — 0.1%
Aon PLC, Class A	2,337	738,632

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Co.	205	$41,228
Brown & Brown, Inc.	432	24,300
Equitable Holdings, Inc.	30	1,240
Everest Group, Ltd.	64	20,738
Kinsale Capital Group, Inc.	282	85,945
Markel Group, Inc.†	30	54,468
Marsh & McLennan Cos., Inc.	664	106,220
Progressive Corp.	376	71,590
Ryan Specialty Holdings, Inc.#	1,429	45,514
		1,189,875
Internet — 20.9%
Airbnb, Inc., Class A†	5,021	669,350
Alphabet, Inc., Class A	213,797	81,315,551
Alphabet, Inc., Class C	33,637	12,661,976
Amazon.com, Inc.†	455,308	123,224,557
AppLovin Corp., Class A†	41,188	25,251,951
Booking Holdings, Inc.	9,259	1,550,234
CDW Corp.	137	17,187
Chewy, Inc., Class A†	3,058	68,927
Coupang, Inc.†	16,004	265,666
DoorDash, Inc., Class A†	4,473	712,504
Etsy, Inc.†	630	42,790
Expedia Group, Inc.	1,419	320,396
Gen Digital, Inc.	883	22,773
GoDaddy, Inc., Class A†	1,616	138,701
Lyft, Inc., Class A#†	944	13,320
Meta Platforms, Inc., Class A	98,402	62,240,249
Netflix, Inc.†	51,375	4,419,278
Palo Alto Networks, Inc.†	128,774	36,274,348
Pinterest, Inc., Class A†	3,666	73,503
Reddit, Inc., Class A†	1,584	278,784
Robinhood Markets, Inc., Class A†	1,274	120,138
Roku, Inc.†	173	22,521
Spotify Technology SA†	1,882	936,634
Trump Media & Technology Group Corp.†	1,498	13,946
Uber Technologies, Inc.†	24,406	1,718,183
Wayfair, Inc., Class A†	243	17,559
		352,391,026
Iron/Steel — 0.0%
Carpenter Technology Corp.	98	45,960
Steel Dynamics, Inc.	146	37,982
		83,942
Leisure Time — 0.1%
Carnival Corp, Ltd.	4,614	129,469
Norwegian Cruise Line Holdings, Ltd.†	5,236	96,028
Planet Fitness, Inc., Class A†	1,093	58,486
Royal Caribbean Cruises, Ltd.	3,052	868,691
Viking Holdings, Ltd.†	2,132	196,379
		1,349,053
Lodging — 0.1%
Choice Hotels International, Inc.#	122	13,283
Hilton Worldwide Holdings, Inc.	2,753	902,048
Las Vegas Sands Corp.	3,717	187,969
Marriott International, Inc., Class A	2,082	781,999
Travel & Leisure Co.	287	19,516
Wyndham Hotels & Resorts, Inc.	854	68,542
		1,973,357
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 3.5%
BWX Technologies, Inc.	219	$42,898
Caterpillar, Inc.	37,732	33,048,327
GE Vernova, Inc.	3,273	3,169,311
Vertiv Holdings Co., Class A	69,148	21,830,715
		58,091,251
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	121	54,578
Media — 0.0%
FactSet Research Systems, Inc.	37	9,082
Liberty Broadband Corp., Class A†	9	304
Liberty Broadband Corp., Class C†	397	13,403
Nexstar Media Group, Inc.	25	4,461
		27,250
Metal Fabricate/Hardware — 0.0%
RBC Bearings, Inc.†	72	41,181
Mining — 1.6%
Anglogold Ashanti PLC	786	76,116
Wheaton Precious Metals Corp.	197,037	26,127,106
		26,203,222
Miscellaneous Manufacturing — 0.0%
3M Co.	1,045	160,021
Axon Enterprise, Inc.†	925	415,066
Illinois Tool Works, Inc.	1,160	286,845
		861,932
Oil & Gas — 0.6%
EQT Corp.	162,600	8,931,618
HF Sinclair Corp.	251	17,543
Phillips 66	356	62,613
Texas Pacific Land Corp.	706	277,458
		9,289,232
Oil & Gas Services — 0.0%
SLB, Ltd.	1,534	83,680
Pharmaceuticals — 3.2%
AbbVie, Inc.	21,475	4,675,537
Bristol-Myers Squibb Co.	4,796	274,235
Cardinal Health, Inc.	1,467	288,706
Cencora, Inc.	2,195	591,245
Corcept Therapeutics, Inc.†	1,121	77,898
Dexcom, Inc.†	4,783	352,699
Eli Lilly & Co.	42,239	46,674,095
McKesson Corp.	1,380	1,024,567
Neurocrine Biosciences, Inc.†	1,014	160,516
Zoetis, Inc.	4,302	334,223
		54,453,721
Pipelines — 0.1%
Cheniere Energy, Inc.	1,173	263,761
Targa Resources Corp.	2,598	662,672
Williams Cos., Inc.	790	56,398
		982,831
Private Equity — 0.1%
Blackstone, Inc.	8,973	1,049,572
KKR & Co., Inc.	2,050	196,677
		1,246,249
Real Estate — 0.0%
CBRE Group, Inc., Class A†	403	50,391

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
CoStar Group, Inc.†	766	$24,665
Jones Lang LaSalle, Inc.†	170	47,993
		123,049
REITS — 3.1%
American Tower Corp.	5,655	1,057,259
Equinix, Inc.	27,369	29,231,187
Lamar Advertising Co., Class A	1,047	159,625
Public Storage	268	81,389
Simon Property Group, Inc.	880	180,321
Sun Communities, Inc.	265	32,770
UDR, Inc.	354	13,062
Welltower, Inc.	100,906	20,719,029
		51,474,642
Retail — 1.5%
AutoZone, Inc.†	31	90,991
BJ's Wholesale Club Holdings, Inc.†	286	24,390
Burlington Stores, Inc.†	769	249,025
Carvana Co.†	8,268	603,564
Casey's General Stores, Inc.	61	46,795
Cava Group, Inc.†	1,129	87,678
Chipotle Mexican Grill, Inc.†	16,103	513,042
Costco Wholesale Corp.	5,381	5,145,958
Darden Restaurants, Inc.	1,336	272,424
Domino's Pizza, Inc.	109	33,853
Dutch Bros, Inc., Class A†	1,482	85,956
Ferguson Enterprises, Inc.	145	32,766
Floor & Decor Holdings, Inc., Class A†	302	15,523
Freshpet, Inc.†	218	11,249
Home Depot, Inc.	9,198	2,917,054
Lithia Motors, Inc.	41	11,926
Lululemon Athletica, Inc.†	678	88,940
McDonald's Corp.	484	135,133
Murphy USA, Inc.	197	99,688
O'Reilly Automotive, Inc.†	9,343	811,720
Restaurant Brands International, Inc.#	2,632	196,610
Ross Stores, Inc.	779	180,518
Starbucks Corp.	1,840	182,454
Texas Roadhouse, Inc.	783	141,425
TJX Cos., Inc.	6,763	1,046,574
Tractor Supply Co.	6,503	205,040
Ulta Beauty, Inc.†	146	74,292
Walmart, Inc.	96,936	11,220,342
Wendy's Co.#	1,248	9,610
Williams-Sonoma, Inc.	201	40,917
Wingstop, Inc.	301	47,245
Yum! Brands, Inc.	1,146	169,551
		24,792,253
Semiconductors — 24.8%
Advanced Micro Devices, Inc.†	11,419	5,893,346
Applied Materials, Inc.	54,255	24,418,005
Astera Labs, Inc.†	1,578	541,017
Broadcom, Inc.	206,030	92,048,023
Entegris, Inc.	265	36,779
Intel Corp.†	262,270	30,077,124
KLA Corp.	1,595	3,065,128
Lam Research Corp.	99,361	31,614,683
Lattice Semiconductor Corp.†	1,415	208,118
MACOM Technology Solutions Holdings, Inc.†	194	70,740
Marvell Technology, Inc.	718	147,190
Monolithic Power Systems, Inc.	558	873,945
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NVIDIA Corp.	1,072,832	$226,517,749
Onto Innovation, Inc.†	109	28,148
QUALCOMM, Inc.	2,990	750,550
Texas Instruments, Inc.	4,507	1,377,700
		417,668,245
Software — 14.0%
Adobe, Inc.†	4,968	1,287,755
Appfolio, Inc., Class A†	285	45,933
Atlassian Corp., Class A†	1,994	214,574
Autodesk, Inc.†	2,557	591,460
Bentley Systems, Inc., Class B	2,021	65,965
Broadridge Financial Solutions, Inc.	1,280	196,762
Cadence Design Systems, Inc.†	3,304	1,238,769
Cloudflare, Inc., Class A†	3,835	927,380
Datadog, Inc., Class A†	217,666	53,839,685
DocuSign, Inc.†	1,905	100,051
DoubleVerify Holdings, Inc.†	1,184	11,485
Doximity, Inc., Class A†	1,735	37,129
Dropbox, Inc., Class A†	456	12,257
Duolingo, Inc.#†	447	49,778
Dynatrace, Inc.†	3,450	146,935
Elastic NV†	1,194	77,252
Fair Isaac Corp.†	234	292,638
Fiserv, Inc.†	1,843	104,240
Gitlab, Inc., Class A†	1,568	48,686
Guidewire Software, Inc.†	1,019	155,571
HubSpot, Inc.†	603	133,040
Intuit, Inc.	3,310	1,097,364
Manhattan Associates, Inc.†	709	106,385
Microsoft Corp.	243,959	109,840,100
MongoDB, Inc.†	75	25,166
MSCI, Inc.	429	270,862
nCino, Inc.†	221	3,554
Nutanix, Inc., Class A†	873	45,457
Oracle Corp.	163,892	37,003,536
Palantir Technologies, Inc., Class A†	26,479	4,145,023
Paychex, Inc.	1,251	121,322
Paycom Software, Inc.#	314	43,856
Pegasystems, Inc.	427	15,257
Procore Technologies, Inc.†	1,534	75,918
PTC, Inc.†	204	28,301
RingCentral, Inc., Class A	867	37,550
ROBLOX Corp., Class A†	7,587	357,727
Salesforce, Inc.	1,249	238,684
Samsara, Inc., Class A†	4,019	140,625
SentinelOne, Inc., Class A†	2,385	39,472
ServiceNow, Inc.†	12,660	1,574,524
Snowflake, Inc.†	72,391	18,499,520
Strategy, Inc.†	226	35,954
Synopsys, Inc.†	1,690	803,798
Take-Two Interactive Software, Inc.†	756	169,465
Teradata Corp.†	321	10,930
Twilio, Inc., Class A†	273	52,045
Tyler Technologies, Inc.†	428	134,028
Unity Software, Inc.†	288	8,775
Veeva Systems, Inc., Class A†	1,452	253,142
Workday, Inc., Class A†	2,588	378,340
		235,134,025
Telecommunications — 0.2%
Arista Networks, Inc.†	12,505	1,994,172
AST SpaceMobile, Inc.#†	2,441	276,834

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
GCI Liberty, Inc., Class A†	1	$22
Iridium Communications, Inc.	11	570
Motorola Solutions, Inc.	859	346,417
Ubiquiti, Inc.	60	35,032
		2,653,047
Transportation — 0.0%
Old Dominion Freight Line, Inc.	97	21,839
Union Pacific Corp.	573	150,493
XPO, Inc.†	293	62,775
		235,107
Total Common Stocks (cost $1,065,304,492)		1,608,954,687
CONVERTIBLE PREFERRED STOCKS — 3.7%
Applications Software — 0.4%
Anthropic PCB Series H†(1)(2)	10,544	6,210,516
Internet — 0.9%
ByteDance, Ltd. Series E-1†(1)(2)	47,885	16,005,082
Software — 2.4%
Databricks, Inc. Series D †(1)(2)	163,280	31,039,528
Databricks, Inc. Series J†(1)(2)	48,194	9,161,680
		40,201,208
Total Convertible Preferred Stocks (cost $31,018,821)		62,416,806
Total Long-Term Investment Securities (cost $1,096,323,313)		1,671,371,493
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class 3.57%(3)	16,572,397	16,572,397
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(3)	2,069,463	2,069,463
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4)	257,070	257,070
Total Short-Term Investments (cost $18,898,930)		18,898,930
TOTAL INVESTMENTS (cost $1,115,222,243)(5)	100.5%	1,690,270,423
Other assets less liabilities	(0.5)	(7,934,421)
NET ASSETS	100.0%	$1,682,336,002

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Anthropic PCB Series H	05/28/26	10,544	$6,210,516	$6,210,516	$589.01	0.4%
ByteDance, Ltd. Series E-1	12/10/20	47,885	5,246,960	16,005,082	334.24	0.9
Databricks, Inc. Series D	03/27/25	163,280	15,103,400	31,039,528	190.10	1.9
Databricks, Inc. Series J	01/21/25	48,194	4,457,945	9,161,680	190.10	0.5
				$62,416,806		3.7%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $1,502,838. This was secured by collateral of $257,070, which was received in cash and subsequently invested in short-term investments currently valued at $257,070 as reported in the
Portfolio of Investments. Additional collateral of $1,318,526 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$3,350
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	15,309
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 02/15/2056	1,299,867

(5)	See Note 4 for cost of investments on a tax basis.

PCB—Public Benefit Corporation

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	E-Mini Russell 1000 Index	June 2026	$2,261,348	$2,319,705	$58,357

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,608,954,687	$—	$—	$1,608,954,687
Convertible Preferred Stocks	—	—	62,416,806	62,416,806
Short-Term Investments	18,898,930	—	—	18,898,930
Total Investments at Value	$1,627,853,617	$—	$62,416,806	$1,690,270,423
Other Financial Instruments:†
Futures Contracts	$58,357	$—	$—	$58,357

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Convertible Preferred Securities
Balance as of May 31, 2025	$31,211,839
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	24,994,451
Change in unrealized depreciation(1)	—
Net purchases	6,210,516
Net sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2026	$62,416,806
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2026 includes:
Convertible Preferred Securities
$24,994,451
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at May 31, 2026.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at May 31, 2026	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Convertible Preferred Securities	$6,210,516	Market Approach	Transaction Price*	$589.00950
	$40,201,208	Market Approach	Current Year Revenue Multiple*	23.75x
	$16,005,082	Market Approach	Last Twelve Months Revenue Multiple*	1.80x

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Financial Statements

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 88.8%
Advertising — 1.3%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$1,281,000	$1,324,154
7.50%, 03/15/2033*	701,000	735,507
Lamar Media Corp.
3.75%, 02/15/2028	450,000	441,300
5.38%, 11/01/2033*#	748,000	736,748
Neptune Bidco US, Inc.
9.50%, 02/15/2033*	1,375,000	1,406,559
		4,644,268
Aerospace/Defense — 1.6%
TransDigm, Inc.
4.88%, 05/01/2029	125,000	123,534
6.00%, 01/15/2033*	203,000	205,321
6.13%, 07/31/2034*	1,870,000	1,862,267
6.25%, 01/31/2034*	195,000	199,583
6.38%, 05/31/2033*	1,415,000	1,428,586
6.75%, 08/15/2028*	540,000	546,666
6.75%, 01/31/2034*	957,000	980,781
7.13%, 12/01/2031*	391,000	406,085
		5,752,823
Agriculture — 0.2%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	642,000	648,230
Airlines — 0.1%
JetBlue Airways Corp./JetBlue Loyalty LP
9.88%, 09/20/2031*	584,000	537,187
Apparel — 1.5%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,545,940	1,709,570
Under Armour, Inc.
7.25%, 07/15/2030*	2,020,000	2,048,146
Wolverine World Wide, Inc.
4.00%, 08/15/2029*	1,845,000	1,738,076
		5,495,792
Auto Manufacturers — 0.5%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,220,000	1,203,175
7.75%, 07/17/2032*	450,000	470,764
		1,673,939
Auto Parts & Equipment — 0.7%
Clarios Global LP/Clarios US Finance Co.
6.75%, 09/15/2032*	1,001,000	1,025,374
Forvia SE
6.75%, 09/15/2033*	835,000	840,389
Qnity Electronics, Inc.
5.75%, 08/15/2032*	464,000	467,022
6.25%, 08/15/2033*	294,000	299,799
		2,632,584
Biotechnology — 0.2%
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*	415,000	422,733
7.25%, 12/15/2033*	200,000	208,198
		630,931
Building Materials — 2.0%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	323,000	297,172
Security Description		Shares or Principal Amount	Value

Building Materials (continued)
5.00%, 03/01/2030*		$2,044,000	$1,991,991
6.75%, 05/15/2035*		202,000	204,012
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*#		1,786,000	1,680,702
12.75%, 01/15/2031*(1)		877,805	659,021
Quikrete Holdings, Inc.
6.38%, 03/01/2032*		565,000	575,319
Standard Building Solutions, Inc.
6.50%, 08/15/2032*		686,000	696,256
Standard Industries, Inc.
4.38%, 07/15/2030*		1,438,000	1,369,566
			7,474,039
Chemicals — 1.3%
Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
7.13%, 06/15/2033*		625,000	629,887
Olympus Water US Holding Corp.
6.13%, 02/15/2033*	EUR	469,000	546,759
6.25%, 10/01/2029*		567,000	556,149
7.25%, 06/15/2031*		400,000	406,094
7.25%, 02/15/2033*		1,770,000	1,749,916
Tronox, Inc.
9.13%, 09/30/2030*#		879,000	888,353
			4,777,158
Commercial Services — 4.5%
Allied Universal Holdco LLC
7.88%, 02/15/2031*		3,104,000	3,245,232
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.88%, 06/15/2030*		470,000	480,533
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.88%, 06/01/2028	GBP	932,000	1,234,692
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031*		335,000	337,345
8.38%, 06/15/2032*#		1,814,000	1,852,303
Belron UK Finance PLC
5.75%, 10/15/2029*		870,000	877,384
Block, Inc.
5.63%, 08/15/2030*		708,000	710,913
6.00%, 08/15/2033*		374,000	374,094
Deluxe Corp.
8.13%, 09/15/2029*		765,000	798,739
Garda World Security Corp.
8.25%, 08/01/2032*		1,641,000	1,682,880
8.38%, 11/15/2032*		1,563,000	1,619,434
Hertz Corp.
12.63%, 07/15/2029*#		667,000	607,525
Service Corp. International
3.38%, 08/15/2030		1,454,000	1,351,909
5.75%, 10/15/2032		314,000	316,549
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*		880,000	879,206
			16,368,738
Computers — 1.9%
Amentum Holdings, Inc.
7.25%, 08/01/2032*		1,882,000	1,948,122
CACI International, Inc.
6.38%, 06/15/2033*		543,000	555,338
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*		930,000	940,132

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Insight Enterprises, Inc.
6.63%, 05/15/2032*	$2,210,000	$2,244,938
Science Applications International Corp.
5.88%, 11/01/2033*	1,106,000	1,092,052
		6,780,582
Distribution/Wholesale — 0.8%
Velocity Vehicle Group LLC
8.00%, 06/01/2029*	1,447,000	1,427,785
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,448,000	1,505,879
		2,933,664
Diversified Financial Services — 7.0%
Azorra Finance, Ltd.
6.25%, 02/15/2034*	350,000	336,966
7.25%, 01/15/2031*	1,592,000	1,626,871
Credit Acceptance Corp.
6.63%, 03/15/2030*	789,000	794,523
9.25%, 12/15/2028*	1,000,000	1,044,599
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	182,000	179,159
6.75%, 12/01/2032*	1,500,000	1,442,276
First Eagle Holdings, Inc.
7.25%, 08/15/2032*	2,450,000	2,483,660
Freedom Mtg. Holdings LLC
7.88%, 04/01/2033*	468,000	456,971
8.38%, 04/01/2032*	886,000	899,643
9.13%, 05/15/2031*	250,000	258,833
9.25%, 02/01/2029*	1,323,000	1,378,063
Hightower Holding LLC
9.13%, 01/31/2030*	936,000	963,834
Nationstar Mtg. Holdings LLC
7.13%, 02/01/2032*	575,000	563,500
OneMain Finance Corp.
5.38%, 11/15/2029	1,066,000	1,040,061
6.13%, 05/15/2030	836,000	832,622
PennyMac Financial Services, Inc.
5.75%, 09/15/2031*	484,000	456,524
6.88%, 02/15/2033*	435,000	422,581
7.13%, 11/15/2030*	1,129,000	1,140,127
7.88%, 12/15/2029*	895,000	929,313
Planet Financial Group LLC
10.50%, 12/15/2029*	1,722,000	1,724,468
Rocket Cos., Inc.
6.13%, 08/01/2030*	995,000	1,010,241
6.50%, 08/01/2029*	250,000	255,629
Stonebriar ABF Issuer LLC
8.13%, 12/15/2030*	2,275,000	2,388,911
TrueNoord Capital DAC
8.75%, 03/01/2030*	1,472,000	1,508,258
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	1,278,000	1,220,644
		25,358,277
Electric — 1.2%
Clearway Energy Operating LLC
3.75%, 02/15/2031*	2,106,000	1,962,588
3.75%, 01/15/2032*	90,000	82,540
4.75%, 03/15/2028*	1,140,000	1,131,725
5.75%, 01/15/2034*	190,000	188,693
Security Description		Shares or Principal Amount	Value

Electric (continued)
VoltaGrid LLC
7.38%, 11/01/2030*		$877,000	$913,229
			4,278,775
Electronics — 0.5%
Imola Merger Corp.
4.75%, 05/15/2029*		1,721,000	1,691,504
Engineering & Construction — 0.4%
AECOM
6.00%, 08/01/2033*		1,613,000	1,615,502
Entertainment — 3.1%
Caesars Entertainment, Inc.
6.00%, 10/15/2032*#		2,556,000	2,288,545
6.50%, 02/15/2032*		410,000	399,737
Cinemark USA, Inc.
5.25%, 07/15/2028*		1,486,000	1,478,219
7.00%, 08/01/2032*		131,000	135,593
Cirsa Finance International SARL
7.88%, 07/31/2028*	EUR	1,045,000	1,251,840
Flutter Treasury DAC
5.88%, 06/04/2031*		620,000	612,793
Great Canadian Gaming Corp./Raptor LLC
8.75%, 11/15/2029*		796,000	785,042
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		1,575,000	1,562,129
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*		213,000	213,756
7.13%, 02/15/2031*		2,608,000	2,754,781
			11,482,435
Environmental Control — 0.3%
Clean Harbors, Inc.
5.75%, 10/15/2033*		1,076,000	1,081,405
Food — 3.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 03/31/2031*		800,000	787,722
5.75%, 03/31/2034*		956,000	920,968
Altice France
Zero Coupon, 12/31/2099*	EUR	669	101
B&G Foods, Inc.
5.25%, 09/15/2027#		632,000	614,487
8.00%, 09/15/2028*#		979,000	968,893
Bellis Acquisition Co. PLC
8.00%, 07/01/2031*	EUR	1,472,000	1,653,323
8.13%, 05/14/2030	GBP	365,000	454,118
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*		3,950,000	4,029,091
Performance Food Group, Inc.
4.25%, 08/01/2029*		655,000	634,604
Post Holdings, Inc.
4.63%, 04/15/2030*		700,000	680,968
6.25%, 10/15/2034*		1,421,000	1,408,288
6.38%, 03/01/2033*		1,000,000	997,118
6.50%, 03/15/2036*		880,000	873,077
			14,022,758
Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030*		816,000	877,631

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 1.2%
Avantor Funding, Inc.
3.88%, 11/01/2029*	$350,000	$332,410
4.63%, 07/15/2028*	2,485,000	2,456,680
Medline Borrower LP
3.88%, 04/01/2029*	805,000	783,428
5.25%, 10/01/2029*	979,000	977,322
		4,549,840
Healthcare-Services — 3.1%
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*#	906,000	833,024
5.25%, 05/15/2030*	425,000	400,498
6.88%, 04/15/2029*	585,000	578,762
9.75%, 01/15/2034*	740,000	776,201
10.88%, 01/15/2032*	1,314,000	1,415,824
IQVIA, Inc.
6.25%, 06/01/2032*	1,303,000	1,331,145
Star Parent, Inc.
9.00%, 10/01/2030*	1,484,000	1,557,922
Surgery Center Holdings, Inc.
7.25%, 04/15/2032*#	834,000	835,952
Tenet Healthcare Corp.
5.50%, 11/15/2032*	900,000	896,360
6.00%, 11/15/2033*	846,000	854,255
6.13%, 06/15/2030	1,875,000	1,892,672
		11,372,615
Home Builders — 2.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029*	1,218,000	1,168,709
4.63%, 04/01/2030*	563,000	534,153
Century Communities, Inc.
3.88%, 08/15/2029*	1,705,000	1,609,902
6.63%, 09/15/2033*	1,046,000	1,037,254
KB Home
4.80%, 11/15/2029	510,000	500,285
M/I Homes, Inc.
3.95%, 02/15/2030	1,856,000	1,758,043
STL Holding Co. LLC
8.75%, 02/15/2029*	1,677,000	1,741,974
Taylor Morrison Communities, Inc.
5.75%, 11/15/2032*	525,000	527,546
		8,877,866
Housewares — 0.3%
Newell Brands, Inc.
6.63%, 05/15/2032#	1,223,000	1,189,788
Insurance — 2.9%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	802,000	774,450
7.50%, 11/06/2030*	1,648,000	1,645,968
8.50%, 06/15/2029*	1,141,000	1,125,284
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
7.38%, 10/01/2032*	2,459,000	2,446,434
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,748,000	1,822,793
8.38%, 02/01/2034*	565,000	552,201
HUB International, Ltd.
7.25%, 06/15/2030*	693,000	711,329
7.38%, 01/31/2032*	1,441,000	1,476,218
		10,554,677
Security Description	Shares or Principal Amount	Value

Internet — 1.0%
Rakuten Group, Inc.
8.13%, 12/15/2029*(2)	$900,000	$927,803
9.75%, 04/15/2029*	725,000	792,196
Wayfair LLC
6.75%, 11/15/2032*	350,000	355,537
7.13%, 05/31/2034*	1,085,000	1,105,551
7.75%, 09/15/2030*	345,000	359,147
		3,540,234
Iron/Steel — 1.2%
Carpenter Technology Corp.
5.63%, 03/01/2034*	860,000	854,417
Commercial Metals Co.
5.75%, 11/15/2033*	570,000	570,429
6.00%, 12/15/2035*	1,145,000	1,147,138
Fortescue Treasury Pty, Ltd.
4.38%, 04/01/2031*	42,000	40,097
4.50%, 09/15/2027*	595,000	591,963
5.88%, 04/15/2030*	1,242,000	1,263,379
		4,467,423
Leisure Time — 1.1%
NCL Corp., Ltd.
5.88%, 01/15/2031*	847,000	818,530
6.25%, 09/15/2033*	804,000	770,845
6.75%, 02/01/2032*	1,290,000	1,278,326
Viking Cruises, Ltd.
5.88%, 10/15/2033*	964,000	965,930
		3,833,631
Lodging — 0.3%
Station Casinos LLC
6.63%, 03/15/2032*	903,000	916,226
Machinery-Diversified — 0.2%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*	600,000	600,269
Media — 9.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	2,213,000	2,003,653
4.25%, 01/15/2034*#	829,000	692,445
4.50%, 08/15/2030*	1,334,000	1,241,499
4.50%, 05/01/2032	1,300,000	1,140,664
4.75%, 03/01/2030*	484,000	457,423
4.75%, 02/01/2032*#	720,000	641,878
7.00%, 02/01/2033*	295,000	288,361
7.38%, 03/01/2031*#	1,636,000	1,659,162
CSC Holdings LLC
5.75%, 01/15/2030*	1,201,000	307,360
11.75%, 01/31/2029*	2,124,000	1,341,587
Directv Financing LLC
8.88%, 02/01/2030*	1,048,000	1,070,983
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 08/15/2027*	25,000	25,068
9.25%, 06/01/2032*	410,000	420,918
10.00%, 02/15/2031*	2,675,000	2,798,839
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	1,016,000	873,140
5.05%, 03/15/2042	1,264,000	859,726
5.14%, 03/15/2052	189,000	117,904
EchoStar Corp.
6.75%, 11/30/2030(1)	1,819,825	1,858,833
10.75%, 11/30/2029	2,007,000	2,181,087

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
EW Scripps Co.
9.88%, 08/15/2030*		$1,540,000	$1,470,298
Gray Media, Inc.
9.63%, 07/15/2032*		1,097,000	1,081,989
iHeartCommunications, Inc.
9.13%, 05/01/2029*		894,000	866,557
Paramount Global
4.38%, 03/15/2043		824,000	527,396
6.38%, 03/30/2062		900,000	763,875
Sinclair Television Group, Inc.
8.13%, 02/15/2033*		794,000	815,835
Sunrise FinCo I BV
4.88%, 07/15/2031*		1,873,000	1,773,395
Univision Communications, Inc.
8.50%, 07/31/2031*		2,454,000	2,470,512
8.88%, 04/15/2033*		65,000	64,752
Versant Media Group, Inc.
7.25%, 01/30/2031*		445,000	462,344
Virgin Media Secured Finance PLC
4.25%, 01/15/2030	GBP	775,000	934,659
4.50%, 08/15/2030*		760,000	661,330
Ziggo BV
4.88%, 01/15/2030*		1,675,000	1,566,287
			33,439,759
Mining — 0.8%
Constellium SE
3.75%, 04/15/2029*		915,000	881,903
5.63%, 06/15/2028*		500,000	500,404
Kaiser Aluminum Corp.
5.88%, 03/01/2034*		1,694,000	1,685,962
			3,068,269
Miscellaneous Manufacturing — 0.4%
Avient Corp.
6.25%, 11/01/2031*		186,000	188,691
7.13%, 08/01/2030*		1,363,000	1,386,840
			1,575,531
Oil & Gas — 4.2%
Diamond Foreign Asset Co. / Diamond Finance LLC
8.50%, 10/01/2030*		1,813,000	1,907,160
Matador Resources Co.
6.50%, 04/15/2032*		556,000	563,418
Nabors Industries, Inc.
9.13%, 01/31/2030*		969,000	1,015,321
Noble Finance II LLC
8.00%, 04/15/2030*		289,000	300,514
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*		218,000	221,278
8.75%, 06/15/2031*		1,226,000	1,271,470
SM Energy Co.
6.50%, 07/15/2028		565,000	565,789
6.75%, 08/01/2029*		1,328,000	1,361,578
7.00%, 08/01/2032*		1,004,000	1,028,514
Sunoco LP
5.63%, 03/15/2031*		379,000	379,478
6.25%, 07/01/2033*		506,000	514,567
7.00%, 05/01/2029*		637,000	657,611
7.25%, 05/01/2032*		980,000	1,023,988
Talos Production, Inc.
9.00%, 02/01/2029*		1,066,000	1,113,186
9.38%, 02/01/2031*		1,195,000	1,268,067
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Transocean International, Ltd.
7.88%, 10/15/2032*	$339,000	$361,687
8.75%, 02/15/2030*	1,696,100	1,777,068
		15,330,694
Oil & Gas Services — 1.4%
Enerflex, Inc.
6.88%, 01/15/2031*	880,000	905,142
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	1,015,000	1,018,860
7.13%, 03/15/2029*	1,512,000	1,557,887
Weatherford International, Ltd.
6.75%, 10/15/2033*	1,675,000	1,723,585
		5,205,474
Packaging & Containers — 3.1%
Ardagh Group SA
9.50%, 12/01/2030*	591,654	631,688
12.00%, 12/01/2030*(1)	1,750,000	1,625,837
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	633,000	625,421
6.75%, 04/15/2032*	93,000	89,392
8.75%, 04/15/2030*	984,000	945,469
Graphic Packaging International LLC
3.75%, 02/01/2030*#	1,012,000	949,146
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	1,110,000	1,121,119
9.25%, 04/15/2030*	988,000	946,655
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#	1,201,000	1,180,908
7.38%, 06/01/2032*#	485,000	465,476
Sword Purchaser LLC
8.25%, 04/15/2033*	1,000,000	1,029,833
Trivium Packaging Finance BV
12.25%, 01/15/2031*	1,375,000	1,517,007
		11,127,951
Pharmaceuticals — 1.3%
1261229 BC, Ltd.
10.00%, 04/15/2032*	2,770,000	2,835,974
Bausch Health Cos., Inc.
6.25%, 02/15/2029*	423,000	302,445
CVS Health Corp.
6.75%, 12/10/2054	480,000	500,462
Organon & Co./Organon Foreign Debt Co.-Issuer BV
7.88%, 05/15/2034*	400,000	429,335
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	600,000	616,814
		4,685,030
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/2033*	151,000	149,414
6.63%, 02/01/2032*	1,153,000	1,176,127
Buckeye Partners LP
4.50%, 03/01/2028*	935,000	925,138
5.85%, 11/15/2043	1,080,000	983,115
6.88%, 07/01/2029*	1,553,000	1,601,073
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	1,398,000	1,414,443
7.38%, 07/15/2032*	822,000	849,673

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Rockies Express Pipeline LLC
6.75%, 03/15/2033*		$1,565,000	$1,627,297
6.88%, 04/15/2040*		700,000	715,838
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*		1,652,000	1,687,972
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*		260,000	267,061
6.50%, 01/15/2034*		898,000	938,865
6.75%, 01/15/2036*		465,000	493,191
			12,829,207
Real Estate — 0.9%
Canary Wharf Group Investment Holdings PLC
3.38%, 04/23/2028	GBP	1,389,000	1,777,973
CPI Property Group SA
7.50%, 03/26/2031(2)	EUR	1,520,000	1,655,373
			3,433,346
REITS — 3.2%
Brandywine Operating Partnership LP
4.55%, 10/01/2029		560,000	525,231
6.13%, 01/15/2031		190,000	178,175
8.30%, 03/15/2028#		80,000	83,000
8.88%, 04/12/2029		1,391,000	1,467,213
Hudson Pacific Properties LP
3.25%, 01/15/2030#		250,000	219,847
4.65%, 04/01/2029#		2,469,000	2,319,374
5.95%, 02/15/2028		207,000	205,034
Iron Mountain, Inc.
4.50%, 02/15/2031*		227,000	216,786
5.25%, 07/15/2030*		1,028,000	1,016,889
7.00%, 02/15/2029*		825,000	842,189
MPT Operating Partnership LP/MPT Finance Corp.
8.50%, 02/15/2032*		1,107,000	1,152,607
Pebblebrook Hotel LP / PEB Finance Corp.
6.38%, 10/15/2029*		1,991,000	2,028,775
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*		1,250,000	1,277,401
			11,532,521
Retail — 5.1%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028*		2,210,000	2,171,423
4.38%, 01/15/2028*		500,000	494,872
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*		1,060,000	1,029,513
5.00%, 02/15/2032*		766,000	731,264
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*		1,515,000	1,586,785
FirstCash, Inc.
4.63%, 09/01/2028*		685,000	675,276
6.13%, 05/01/2034*		665,000	665,502
6.88%, 03/01/2032*		957,000	983,999
LBM Acquisition LLC
6.25%, 01/15/2029*		1,110,000	683,792
9.50%, 06/15/2031*		630,000	527,502
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*		1,750,000	1,763,349
10.00%, 09/15/2033*		750,000	756,999
Specialty Building Products Holdings LLC/SBP Finance Corp.
7.75%, 10/15/2029*		1,944,000	1,795,697
Security Description		Shares or Principal Amount	Value

Retail (continued)
Staples, Inc.
10.75%, 09/01/2029*		$3,129,000	$2,976,873
Victoria's Secret & Co.
4.63%, 07/15/2029*		892,000	860,992
Yum! Brands, Inc.
4.63%, 01/31/2032		822,000	789,376
5.38%, 04/01/2032		124,000	123,834
			18,617,048
Software — 4.0%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*		3,081,000	2,969,928
Cloud Software Group, Inc.
6.63%, 08/15/2033*		537,000	488,771
8.25%, 06/30/2032*		1,058,000	1,038,701
9.00%, 09/30/2029*		2,792,000	2,758,833
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*		500,000	521,423
8.75%, 07/01/2034*		904,000	955,391
Open Text Corp.
3.88%, 02/15/2028*		830,000	805,226
3.88%, 12/01/2029*		807,000	740,748
Rocket Software, Inc.
6.50%, 02/15/2029*#		1,628,000	1,522,725
9.00%, 11/28/2028*		1,150,000	1,159,949
UKG, Inc.
6.88%, 02/01/2031*		1,516,000	1,489,806
			14,451,501
Telecommunications — 4.9%
Altice France Lux 3/Altice Holdings 1
10.00%, 01/15/2033*		129,000	125,773
Altice France SA
6.50%, 04/15/2032*		930,352	905,398
6.88%, 10/15/2030*		384,326	377,424
6.88%, 07/15/2032*		245,494	239,686
9.50%, 11/01/2029*		1,850,252	1,881,029
Black Pearl Compute LLC
6.13%, 02/15/2031*		230,000	234,004
Cipher Compute LLC
7.13%, 11/15/2030*		140,000	145,943
Fibercop SpA
6.38%, 11/15/2033*		977,000	977,088
7.20%, 07/18/2036*		1,233,000	1,232,420
7.72%, 06/04/2038*		403,000	407,939
Iliad Holding SAS
7.00%, 04/15/2032*		638,000	648,974
Iliad Holding SASU
6.88%, 04/15/2031*	EUR	1,129,000	1,389,167
7.00%, 10/15/2028*		680,000	685,069
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	215,000	252,009
5.13%, 09/30/2029	EUR	645,000	756,026
Level 3 Financing, Inc.
3.75%, 07/15/2029*		187,000	180,924
6.88%, 06/30/2033*		244,000	251,328
7.50%, 02/15/2037*		300,000	309,210
8.50%, 01/15/2036*		2,030,000	2,194,757
Lumen Technologies, Inc.
5.38%, 06/15/2029*		547,000	533,844
Meridian Arc Holdco LLC
6.25%, 04/30/2031*		2,205,000	2,216,338

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
WULF Compute LLC
7.75%, 10/15/2030*	$1,878,000	$1,973,327
		17,917,677
Total Corporate Bonds & Notes (cost $322,105,584)		323,874,799
CONVERTIBLE BONDS & NOTES — 3.3%
Biotechnology — 0.3%
Ionis Pharmaceuticals, Inc.
Zero Coupon, 12/01/2030*	1,190,000	1,243,448
Electric — 0.5%
PPL Capital Funding, Inc.
3.00%, 12/01/2030*	874,000	881,953
WEC Energy Group, Inc.
3.38%, 06/01/2028*	806,000	823,329
		1,705,282
Healthcare-Products — 0.2%
Guardant Health, Inc.
Zero Coupon, 05/15/2033*#	373,000	507,266
QIAGEN NV
2.50%, 09/10/2031	400,000	397,339
		904,605
Home Builders — 0.2%
Meritage Homes Corp.
1.75%, 05/15/2028	824,000	805,872
Investment Companies — 0.4%
Terawulf, Inc.
Zero Coupon, 05/01/2032*	850,000	1,295,416
Leisure Time — 0.5%
NCL Corp, Ltd.
0.75%, 09/15/2030*	1,772,000	1,639,763
Oil & Gas — 0.2%
Northern Oil & Gas, Inc.
3.63%, 04/15/2029	564,000	558,642
Pharmaceuticals — 0.2%
Jazz Investments I, Ltd.
3.13%, 09/15/2030	382,000	639,659
REITS — 0.3%
Rexford Industrial Realty LP
4.13%, 03/15/2029*	764,000	752,922
4.38%, 03/15/2027*	361,000	359,737
		1,112,659
Software — 0.3%
Datadog, Inc.
Zero Coupon, 12/01/2029	922,000	1,274,382
Transportation — 0.2%
Knight-Swift Transportation Holdings, Inc.
1.00%, 11/15/2031*	596,000	680,632
Total Convertible Bonds & Notes (cost $10,824,429)		11,860,360
LOANS(3)(4)(5) — 1.5%
Auto Parts & Equipment — 0.1%
BASF Coatings FRS
BTL-B TBD, 05/06/2033	445,000	445,904
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.1%
Bausch & Lomb Corp. FRS
BTL-B 7.37%, (SOFR12+ 3.75%), 01/15/2031	$421,895	$423,213
Human Resources — 0.3%
Dayforce, Inc. FRS
BTL-B 6.66%, (SOFR4+ 3.00%), 02/04/2033	1,150,000	1,093,363
Insurance — 0.2%
HUB International, Ltd. FRS
BTL-B 5.92%, (SOFR4+ 2.25%), 06/20/2030	868,249	870,002
Packaging & Containers — 0.3%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 6.80%, (SOFR12+ 3.18%), 04/13/2029	1,278,000	1,246,050
Retail — 0.4%
Specialty Building Products Holdings LLC FRS
BTL-B 7.47%, (SOFR12+ 3.75%), 10/16/2028	1,496,740	1,330,227
Software — 0.1%
Coreweave Financing DDTL V LLC FRS
Delayed Draw 0.50% , (SOFR4+ 0.50%), 11/17/2031(6)	112,847	115,090
Delayed Draw 8.14% , (SOFR4+ 4.50%), 11/17/2031	62,153	63,389
		178,479
Total Loans (cost $5,687,046)		5,587,238
COMMON STOCKS — 0.3%
Packaging & Containers — 0.2%
Ardagh Holdings SA/Yeomans Capital LLC†(7)	103,288	692,732
Telecommunications — 0.1%
Altice France Luxco 3†(7)	24,525	491,849
Total Common Stocks (cost $2,745,268)		1,184,581
CONVERTIBLE PREFERRED STOCKS — 0.7%
Private Equity — 0.2%
KKR & Co., Inc. Series D #†	15,373	641,976
Software — 0.5%
Oracle Corp. Series D †	30,625	1,963,063
Total Convertible Preferred Stocks (cost $2,382,086)		2,605,039
Total Long-Term Investment Securities (cost $343,744,413)		345,112,017
SHORT-TERM INVESTMENTS — 4.9%
Unaffiliated Investment Companies — 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(8)(9) (cost $17,727,175)	17,727,175	17,727,175

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $10,686,625 and collateralized by $10,674,900 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $10,899,573 (cost $10,685,682)	$10,685,682	$10,685,682
TOTAL INVESTMENTS (cost $372,157,270)(10)	102.4%	373,524,874
Other assets less liabilities	(2.4)	(8,903,154)
NET ASSETS	100.0%	$364,621,720

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$298,285,285 representing 81.8% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)
The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(5)
Senior loans in the Fund are generally subject to mandatory and/or optional prepayment.
 Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(6)	All or a portion of this holding is subject to unfunded loan commitments (See Note 12).
(7)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Altice France Luxco 3	10/01/25	24,525	$417,666	$491,849	$20.06	0.1%
Ardagh Holdings SA/Yeomans Capital LLC	10/25/22, 06/08/23 06/15/23, 06/16/23 02/26/24	103,288	2,327,602	692,732	6.71	0.2
				$1,184,581		0.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(8)	The rate shown is the 7-day yield as of May 31, 2026.
(9)
At May 31, 2026, the Fund had loaned securities with a total value of $18,395,349. This was secured by collateral of $17,727,175, which was received in cash and subsequently invested in short-term investments currently valued at $17,727,175 as reported in the
Portfolio of Investments. Additional collateral of $1,201,972 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
United States Treasury Bills	0.00%	07/09/2026	$23,726
United States Treasury Notes/Bonds	0.13% to 4.88%	07/15/2026 to 11/15/2055	1,178,246

(10)	See Note 4 for cost of investments on a tax basis.

CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month

EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American High Yield Series 46 Version 2	3.005329	3,305,610	USD	3,305,610	5.000%	Quarterly	Jun 2031	$(153,889)	$(121,373)	$(275,262)

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	8,861,331	USD	10,338,763	06/30/2026	$—	$(9,743)
State Street Bank & Trust Co.	GBP	4,865,000	USD	6,556,663	06/30/2026	5,302	—
Unrealized Appreciation (Depreciation)						$5,302	$(9,743)

EUR—Euro Currency
GBP—British Pound
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$323,874,799	$—	$323,874,799
Convertible Bonds & Notes	—	11,860,360	—	11,860,360
Loans	—	5,587,238	—	5,587,238
Common Stocks	—	1,184,581	—	1,184,581
Convertible Preferred Stocks	2,605,039	—	—	2,605,039
Short-Term Investments	17,727,175	—	—	17,727,175
Repurchase Agreements	—	10,685,682	—	10,685,682
Total Investments at Value	$20,332,214	$353,192,660	$—	$373,524,874
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$5,302	$—	$5,302
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$121,373	$—	$121,373
Forward Foreign Currency Contracts	—	9,743	—	9,743
Total Other Financial Instruments	$—	$131,116	$—	$131,116

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 2.9%
Banks — 1.1%
Danske Bank A/S
0.75%, 06/09/2029#	EUR	1,610,000	$1,792,666
mBank SA
0.97%, 09/21/2027	EUR	900,000	1,043,232
Societe Generale SA
1.11%, 07/17/2031	EUR	1,000,000	1,047,224
			3,883,122
Electric — 0.6%
Appalachian Power Recovery Funding LLC
5.37%, 04/01/2042		$815,000	824,204
5.84%, 04/01/2048		405,000	410,044
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	1,032,856
			2,267,104
Investment Companies — 0.3%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034		1,000,000	1,025,758
Oil & Gas — 0.3%
Petroleos Mexicanos
6.84%, 01/23/2030		1,125,000	1,156,223
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,183,139
REITS — 0.3%
Brandywine Operating Partnership LP
6.13%, 01/15/2031		335,000	314,150
8.88%, 04/12/2029		540,000	569,587
			883,737
Total Corporate Bonds & Notes (cost $9,863,243)			10,399,083
ASSET BACKED SECURITIES — 1.1%
Auto Loan Receivables — 0.3%
Credit Acceptance Auto Loan Trust
Series 2024-1A, Class A 5.68%, 03/15/2034*		233,359	234,127
Series 2023-3A, Class A 6.39%, 08/15/2033*		33,823	33,858
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2 6.02%, 12/15/2032*		517,578	521,981
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*		355,000	356,176
			1,146,142
Commercial and Residential — 0.3%
CD Mtg. Trust
Series 2017-CD3, Class A4 3.63%, 02/10/2050		920,000	904,562
Other Asset Backed Securities — 0.5%
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*		1,651,005	1,524,076
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	$310,275	$301,311
		1,825,387
Total Asset Backed Securities (cost $3,991,753)		3,876,091
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Commercial and Residential — 2.3%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 6.12%, 01/25/2061*(1)	165,254	165,393
BANK
Series 2019-BN18, Class A4 3.58%, 05/15/2062	1,000,000	962,586
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(2)	118,772	112,619
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(2)	661,654	575,839
Series 2021-RPL2, Class M3 3.49%, 01/25/2060*(2)	376,575	251,144
Series 2021-RPL4, Class A1 4.15%, 12/27/2060*(2)	300,528	299,550
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(2)	197,707	167,733
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(2)	481,087	421,931
HIH Trust FRS
Series 2024-61P, Class B 5.97%, (TSFR1M2.34%), 10/15/2041*	151,941	152,464
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 5.75%, 04/25/2061*(1)	289,561	289,752
Series 2021-GS3, Class A1 5.75%, 07/25/2061*(1)	399,166	399,902
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(2)	156,964	147,916
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(2)	103,370	99,544
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(2)	726,003	629,655
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(2)	829,897	695,133
SHR Trust FRS
Series 2024-LXBR, Class B 6.08%, (TSFR1M+2.45%), 10/15/2041*	1,255,000	1,255,783
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(2)	68,129	65,195
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	1,547,866	1,383,197
		8,075,336

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 4.21%, (SOFR30A+0.56%), 01/15/2041		$14,966	$14,959
Series 4001, Class FM 4.26%, (SOFR30A+0.61%), 02/15/2042		105,322	104,075
Series 3355, Class BF 4.46%, (SOFR30A+0.81%), 08/15/2037		119,116	119,105
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 4.13%, (SOFR30A+0.51%), 09/25/2042		159,864	157,488
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 4.29%, (TSFR1M+0.66%), 02/16/2040		62,205	62,028
			457,655
Total Collateralized Mortgage Obligations (cost $9,267,517)			8,532,991
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 54.7%
U.S. Government — 48.4%
United States Treasury Bonds TIPS
0.25%, 02/15/2050(3)		9,533,477	5,427,184
0.63%, 02/15/2043(3)		9,870,987	7,309,842
0.75%, 02/15/2042(3)		9,152,413	7,083,332
0.75%, 02/15/2045(3)(4)		13,272,712	9,563,735
0.88%, 02/15/2047(3)		11,445,891	8,151,585
1.00%, 02/15/2046(3)		14,112,154	10,504,012
1.38%, 02/15/2044(3)		11,479,841	9,516,922
1.50%, 02/15/2053(3)		4,619,722	3,546,606
2.13%, 02/15/2054(3)		9,728,712	8,583,077
United States Treasury Notes TIPS
0.13%, 01/15/2030 to 07/15/2031(3)		32,987,056	31,259,345
0.63%, 07/15/2032(3)		12,861,105	12,105,436
0.88%, 01/15/2029(3)		542,538	535,182
1.25%, 04/15/2031(3)		3,707,458	3,647,343
1.38%, 07/15/2033(3)(5)		19,140,485	18,664,137
1.63%, 04/15/2030(3)(5)		16,093,930	16,144,662
1.75%, 01/15/2034(3)		1,600,081	1,588,086
1.88%, 07/15/2034 to 07/15/2035(3)		14,891,054	14,823,181
2.13%, 01/15/2035(3)		3,457,030	3,503,617
			171,957,284
U.S. Government Agency — 6.3%
Tennessee Valley Authority
5.25%, 02/01/2055		4,000,000	3,903,787
Uniform Mtg. Backed Securities
5.50%, June 30 TBA		8,200,000	8,236,191
6.00%, June 30 TBA		9,955,000	10,164,753
			22,304,731
Total U.S. Government & Agency Obligations (cost $215,749,687)			194,262,015
FOREIGN GOVERNMENT OBLIGATIONS — 41.7%
Regional(State/Province) — 2.0%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(3)	CAD	7,806,800	5,674,080
Queensland Treasury Corp
5.25%, 07/21/2036*	AUD	2,000,000	1,409,785
			7,083,865
Security Description		Shares or Principal Amount	Value

Sovereign — 39.7%
Australia Government Bond TIPS
0.99%, 11/21/2027(3)	AUD	6,888,326	$4,915,646
1.71%, 08/21/2040(3)	AUD	6,960,761	4,101,935
2.85%, 08/21/2035(3)	AUD	19,693,534	13,649,498
Bonos de la Tesoreria de la Republica TIPS
2.00%, 03/01/2035(3)	CLP	9,137,405,250	10,017,842
Brazil Notas do Tesouro Nacional Serie B TIPS
6.00%, 05/15/2027(3)	BRL	5,496,000	5,062,726
6.00%, 05/15/2035(3)	BRL	15,665,000	13,155,927
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(3)	EUR	13,782,079	15,529,011
Italy Buoni Poliennali Del Tesoro TIPS
0.10%, 05/15/2033*(3)	EUR	13,573,513	14,645,903
Mexican Udibonos TIPS
2.75%, 11/27/2031(3)	MXN	191,581,060	10,131,574
4.00%, 10/29/2054(3)	MXN	64,128,465	3,446,258
Mexico Government International Bond
6.00%, 05/07/2036		$500,000	498,390
New Zealand Government Inflation Linked Bond TIPS
3.38%, 09/20/2040(3)	NZD	16,458,784	9,512,100
3.41%, 09/20/2035(3)	NZD	8,967,229	5,446,852
Romanian Government International Bond
4.63%, 04/03/2049	EUR	1,445,000	1,326,519
Spain Government Inflation Linked Bond TIPS
0.70%, 11/30/2033*(3)	EUR	14,870,579	16,981,684
United Kingdom Inflation-Linked Gilt TIPS
1.13%, 09/22/2035(3)	GBP	9,854,134	12,857,733
			141,279,598
Total Foreign Government Obligations (cost $139,989,117)			148,363,463
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(6) (cost $0)		1,000,000	385
Total Long-Term Investment Securities (cost $378,861,317)			365,434,028
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(7)(8) (cost $114,090)		114,090	114,090

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $4,642,736 and collateralized by $4,637,700 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $4,735,368 (cost $4,642,326)	$4,642,326	$4,642,326
TOTAL INVESTMENTS (cost $383,617,733)(9)	104.1%	370,190,444
Other assets less liabilities	(4.1)	(14,556,234)
NET ASSETS	100.0%	$355,634,210

#	The security or a portion thereof is out on loan (see Note 2).
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$58,650,662 representing 16.5% of net assets.

†	Non-income producing security
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2026.
(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(3)	Principal amount of security is adjusted for inflation.
(4)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Securities classified as Level 3 (see Note 2).
(7)	The rate shown is the 7-day yield as of May 31, 2026.
(8)
At May 31, 2026, the Fund had loaned securities with a total value of $112,127.  This was secured by collateral of $114,090, which was received in cash and subsequently invested in short-term investments currently valued at $114,090 as reported in the
Portfolio of Investments.

(9)	See Note 4 for cost of investments on a tax basis.

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at May 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Inflation Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	18,425,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$241,416	$241,416
Centrally Cleared	13,805,000	USD	Fixed 2.545	12-Month USA CPI	Maturity	Maturity	Mar 2028	5,523	151,854	157,377
								$5,523	$393,270	$398,793

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	3,880,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Mar 2055	$176,306	$154,884	$331,190
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	Australian 10 Year Bonds	June 2026	$6,994,439	$7,052,725	$58,286
16	Long	U.S. Treasury 2 Year Notes	September 2026	3,299,770	3,305,000	5,230
84	Long	U.S. Treasury 5 Year Notes	September 2026	8,957,611	9,005,719	48,108
24	Long	U.S. Treasury Long Bonds	September 2026	2,655,223	2,693,250	38,027
40	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	4,437,384	4,483,125	45,741
26	Short	Euro-BUND	June 2026	3,878,579	3,835,986	42,593
135	Short	Euro-OAT	June 2026	19,030,471	19,024,796	5,675
						$243,660

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
29	Long	Euro Buxl 30 Year Bonds	June 2026	$3,759,266	$3,724,198	$(35,068)
55	Short	Canada 10 Year Bonds	September 2026	4,794,418	4,796,468	(2,050)
137	Short	Euro-BTP	June 2026	18,928,338	19,017,414	(89,076)
175	Short	Euro-Schatz	June 2026	21,616,266	21,639,777	(23,511)
43	Short	Long Gilt	September 2026	5,075,168	5,138,764	(63,596)
3	Short	U.S. Treasury 10 Year Notes	September 2026	326,902	329,484	(2,582)
						$(215,883)
		Net Unrealized Appreciation (Depreciation)				$27,777

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	BRL	109,527,000	USD	20,605,211	06/17/2026	$—	$(1,033,060)
	MXN	6,800,000	USD	391,976	06/17/2026	252	—
						252	(1,033,060)
Barclays Bank PLC	USD	614,069	EUR	530,000	06/17/2026	4,535	—
BNP Paribas SA	BRL	1,710,000	USD	330,153	06/17/2026	—	(7,677)
	CAD	7,344,000	USD	5,421,086	06/17/2026	90,526	—
	USD	908,428	EUR	780,000	06/17/2026	1,970	—
						92,496	(7,677)
Citibank, N.A.	AUD	530,000	USD	366,583	06/17/2026	—	(14,242)
	USD	3,463,013	BRL	17,527,000	06/17/2026	—	(360)
						—	(14,602)
Deutsche Bank AG	AUD	39,756,000	USD	28,325,570	06/17/2026	—	(240,657)
	EUR	47,194,000	USD	54,829,362	06/17/2026	—	(254,383)
						—	(495,040)
Goldman Sachs International	CLP	8,749,792,000	USD	9,622,029	06/17/2026	—	(209,885)
	USD	426,767	BRL	2,160,000	06/17/2026	—	(35)
						—	(209,920)
HSBC Bank PLC	AUD	630,000	USD	442,442	06/17/2026	—	(10,237)
	GBP	370,000	USD	490,535	06/17/2026	—	(7,729)
	USD	1,193,111	EUR	1,010,000	06/17/2026	—	(14,263)
	USD	3,756,037	MXN	67,023,000	06/17/2026	104,922	—
						104,922	(32,229)
Morgan Stanley & Co. International PLC	NZD	32,653,000	USD	19,309,515	06/17/2026	—	(253,775)
Royal Bank of Canada	USD	346,027	MXN	6,200,000	06/17/2026	11,134	—
Standard Chartered Bank	MXN	337,552,000	USD	18,738,428	06/17/2026	—	(706,756)
	USD	487,591	AUD	700,000	06/17/2026	15,387	—
						15,387	(706,756)
State Street Bank & Trust Co.	USD	4,882,180	AUD	6,802,000	06/17/2026	5,320	—
	USD	1,852,378	MXN	33,266,000	06/17/2026	63,959	—
	USD	4,863,845	NZD	8,221,000	06/17/2026	61,577	—
						130,856	—
The Bank of New York Mellon Corp.	EUR	550,000	USD	647,066	06/17/2026	5,119	—
UBS AG	EUR	490,000	USD	578,314	06/17/2026	6,398	—
	NZD	670,000	USD	391,695	06/17/2026	—	(9,720)
						6,398	(9,720)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Wells Fargo & Co.	EUR	640,000	USD	744,761	06/17/2026	$—	$(2,232)
Westpac Banking Corp.	GBP	9,288,000	USD	12,435,202	06/17/2026	—	(72,571)
Unrealized Appreciation (Depreciation)						$371,099	$(2,837,582)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$10,399,083	$—	$10,399,083
Asset Backed Securities	—	3,876,091	—	3,876,091
Collateralized Mortgage Obligations	—	8,532,991	—	8,532,991
U.S. Government & Agency Obligations	—	194,262,015	—	194,262,015
Foreign Government Obligations	—	148,363,463	—	148,363,463
Escrows and Litigation Trusts	—	—	385	385
Short-Term Investments	114,090	—	—	114,090
Repurchase Agreements	—	4,642,326	—	4,642,326
Total Investments at Value	$114,090	$370,075,969	$385	$370,190,444
Other Financial Instruments:†
Swaps	$—	$548,154	$—	$548,154
Futures Contracts	243,660	—	—	243,660
Forward Foreign Currency Contracts	—	371,099	—	371,099
Total Other Financial Instruments	$243,660	$919,253	$—	$1,162,913
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$215,883	$—	$—	$215,883
Forward Foreign Currency Contracts	—	2,837,582	—	2,837,582
Total Other Financial Instruments	$215,883	$2,837,582	$—	$3,053,465

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Australia — 6.5%
ANZ Group Holdings, Ltd.	300,164	$7,594,151
APA Group	129,881	940,988
Aristocrat Leisure, Ltd.	54,355	1,957,290
ASX, Ltd.#	19,092	634,386
BHP Group, Ltd.	506,023	22,662,404
Brambles, Ltd.	134,084	1,596,899
CAR Group, Ltd.#	38,006	678,550
Cochlear, Ltd.#	6,396	462,011
Coles Group, Ltd.	130,353	2,034,974
Commonwealth Bank of Australia	166,649	19,765,930
Computershare, Ltd.	50,646	1,259,139
CSL, Ltd.	47,492	3,297,771
Evolution Mining, Ltd.#	198,209	1,729,498
Fortescue, Ltd.#	165,785	2,658,415
Goodman Group	199,954	4,551,516
Insurance Australia Group, Ltd.	229,149	1,261,609
Lottery Corp., Ltd.#	221,321	862,184
Lynas Rare Earths, Ltd.#†	90,096	1,242,678
Macquarie Group, Ltd.	36,057	6,182,256
Medibank Private, Ltd.	265,274	915,195
National Australia Bank, Ltd.	305,482	8,196,370
Northern Star Resources, Ltd.	134,802	1,822,481
Origin Energy, Ltd.	167,374	1,307,662
PLS Group, Ltd.†	312,837	1,452,542
Pro Medicus, Ltd.#	5,511	523,886
Qantas Airways, Ltd.	75,644	513,245
QBE Insurance Group, Ltd.	146,292	2,380,537
REA Group, Ltd.#	5,140	550,462
Rio Tinto, Ltd.#	36,418	4,858,948
Santos, Ltd.#	321,492	1,804,676
Scentre Group	507,634	1,397,422
SGH, Ltd.	19,485	577,000
Sigma Healthcare, Ltd.#	512,651	1,083,296
Sonic Healthcare, Ltd.	45,668	640,722
South32, Ltd.	437,940	1,514,041
Stockland	233,509	688,122
Suncorp Group, Ltd.	105,142	1,313,421
Telstra Group, Ltd.	385,471	1,443,469
Transurban Group	304,586	3,279,440
Vicinity, Ltd.	374,912	681,754
Washington H. Soul Pattinson & Co., Ltd.#	32,875	1,027,858
Wesfarmers, Ltd.	113,055	6,483,600
Westpac Banking Corp.#	340,606	8,813,182
WiseTech Global, Ltd.#	19,455	503,538
Woodside Energy Group, Ltd.#	185,903	4,096,722
Woolworths Group, Ltd.	119,241	3,019,369
		142,261,609
Austria — 0.3%
BAWAG Group AG*	7,537	1,354,717
Erste Group Bank AG	30,053	3,610,543
OMV AG	14,158	1,018,081
Raiffeisen Bank International AG	13,182	759,856
Verbund AG	6,894	462,769
		7,205,966
Belgium — 0.9%
Ageas SA	14,885	1,156,300
Anheuser-Busch InBev SA NV	89,486	7,201,975
D'ieteren Group#	2,098	419,434
Elia Group SA#	4,391	682,717
Financiere de Tubize SA#	1,972	517,072
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Groupe Bruxelles Lambert NV	7,635	$720,452
KBC Group NV	22,422	2,980,136
Lotus Bakeries NV#	40	513,216
Sofina SA#	1,696	441,142
Syensqo SA#	6,977	546,872
UCB SA#	12,298	3,610,481
		18,789,797
Bermuda — 0.2%
Aegon, Ltd.	124,597	1,062,652
CK Infrastructure Holdings, Ltd.	60,500	458,176
Hongkong Land Holdings, Ltd.	104,600	797,052
Jardine Matheson Holdings, Ltd.	15,800	1,048,804
		3,366,684
Denmark — 1.6%
AP Moller-Maersk A/S, Series A	282	683,023
AP Moller-Maersk A/S, Series B	333	821,619
Carlsberg A/S, Class B	9,154	1,230,581
Coloplast A/S, Class B	12,267	757,720
Danske Bank A/S	62,364	3,283,776
Demant A/S†	9,493	370,668
DSV A/S	19,155	4,811,357
Genmab A/S†	5,930	1,576,953
Novo Nordisk A/S, Class B	320,721	14,662,747
Novonesis (Novozymes), Class B	34,900	2,028,832
Orsted A/S*†	46,049	1,179,656
Pandora A/S	7,548	707,947
ROCKWOOL A/S, Class B	8,960	283,017
Tryg A/S	33,951	799,003
Vestas Wind Systems A/S	97,463	2,738,592
		35,935,491
Finland — 1.3%
Elisa Oyj	14,173	679,770
Fortum Oyj	43,236	1,011,131
Kesko Oyj, Class B	27,425	664,721
Kone Oyj, Class B	33,333	1,992,968
Metso Oyj	64,773	1,237,529
Neste Oyj	41,028	1,347,598
Nokia Oyj	500,353	7,289,309
Nordea Bank Abp	302,206	5,805,560
Orion Oyj, Class B	10,888	909,303
Sampo Oyj, Class A	235,069	2,485,208
Stora Enso Oyj, Class R	55,554	650,898
UPM-Kymmene Oyj	51,336	1,499,352
Wartsila OYJ Abp	49,705	2,023,359
		27,596,706
France — 8.7%
Abivax SA†	4,894	647,328
Accor SA	18,446	1,011,870
Aeroports de Paris SA	3,465	464,781
Air Liquide SA	57,688	11,982,517
Alstom SA†	33,882	677,372
Amundi SA*	6,216	608,666
AXA SA	156,144	7,235,879
Ayvens SA*	33,455	451,874
BioMerieux	4,193	363,625
BNP Paribas SA	98,286	10,655,859
Bollore SE	70,136	445,028
Bouygues SA	22,064	1,298,610
Bureau Veritas SA	33,079	1,003,167
Capgemini SE	15,061	1,790,971

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Carrefour SA	56,968	$1,065,485
Cie de Saint-Gobain SA	43,470	3,968,048
Cie Generale des Etablissements Michelin SCA	64,287	2,362,757
Covivio SA	5,520	355,729
Credit Agricole SA	90,399	1,750,327
Danone SA	63,186	4,491,286
Dassault Aviation SA	1,981	704,282
Dassault Systemes SE	66,648	1,461,867
Eiffage SA	6,651	967,776
Engie SA	178,604	5,514,327
EssilorLuxottica SA	29,988	6,126,396
Gecina SA	4,592	393,406
Getlink SE	24,647	539,317
Hermes International S.C.A.	2,576	4,867,526
Ipsen SA	3,796	693,371
Kering SA	7,360	2,192,104
Klepierre SA	20,585	840,842
Legrand SA	25,694	4,424,993
L'Oreal SA	23,920	10,673,253
LVMH Moet Hennessy Louis Vuitton SE	24,781	13,673,298
Orange SA	181,754	3,802,181
Pernod Ricard SA	19,733	1,459,711
Publicis Groupe SA	22,242	2,172,472
Renault SA	19,291	665,805
Rexel SA	21,382	918,040
Safran SA	34,370	12,255,256
Sanofi SA	108,642	9,540,749
Sartorius Stedim Biotech	2,840	589,970
Schneider Electric SE	54,598	17,191,251
Societe Generale SA	63,630	5,316,237
Sodexo SA	8,665	477,043
Thales SA	9,053	2,528,980
TotalEnergies SE	196,136	17,199,153
Veolia Environnement SA	61,032	2,472,349
Vinci SA	46,387	6,765,928
		189,059,062
Germany — 8.9%
adidas AG	16,710	3,247,124
Allianz SE	37,883	16,861,653
BASF SE	87,277	5,173,470
Bayer AG	96,068	4,093,321
Bayerische Motoren Werke AG	27,445	2,393,205
Bayerische Motoren Werke AG (Preference Shares)	5,276	459,391
Beiersdorf AG	9,548	770,443
Brenntag SE	12,113	798,831
Commerzbank AG	64,561	2,790,764
Continental AG	10,547	877,872
CTS Eventim AG & Co. KGaA	6,195	449,086
Daimler Truck Holding AG	45,126	2,218,563
Delivery Hero SE*†	18,742	808,407
Deutsche Bank AG	180,749	5,873,601
Deutsche Boerse AG	18,413	5,317,685
Deutsche Lufthansa AG	56,448	564,915
Deutsche Post AG	89,964	5,372,620
Deutsche Telekom AG	341,933	11,510,250
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	10,881	595,109
E.ON SE	219,147	4,652,157
Evonik Industries AG	25,369	497,415
Fresenius Medical Care AG	21,278	923,006
Fresenius SE & Co. KGaA	41,479	1,754,782
GEA Group AG	14,232	920,481
Security Description	Shares or Principal Amount	Value

Germany (continued)
Hannover Rueck SE	5,850	$1,585,767
Heidelberg Materials AG	13,071	2,908,939
Henkel AG & Co. KGaA	10,442	758,786
Henkel AG & Co. KGaA (Preference Shares)	15,724	1,222,943
Hensoldt AG	6,086	627,668
HOCHTIEF AG	1,541	874,626
Infineon Technologies AG	130,048	12,303,410
Knorr-Bremse AG	7,159	865,922
Mercedes-Benz Group AG	70,620	4,298,950
Merck KGaA	12,615	1,925,344
MTU Aero Engines AG	5,290	1,933,141
Muenchener Rueckversicherungs-Gesellschaft AG	13,010	6,863,590
Nemetschek SE	5,500	396,459
Porsche Automobil Holding SE (Preference Shares)	14,990	571,738
Rational AG	510	392,015
Rheinmetall AG	4,636	6,993,969
RWE AG	57,408	3,653,375
SAP SE	103,988	18,831,730
Sartorius AG (Preference Shares)	2,594	741,585
Scout24 SE*	7,105	598,755
Siemens AG	73,981	23,281,425
Siemens Energy AG	77,177	14,694,740
Siemens Healthineers AG*	33,787	1,376,167
Symrise AG	12,937	1,193,596
Talanx AG	6,191	743,782
Volkswagen AG (Preference Shares)	20,247	2,168,430
Vonovia SE	75,383	1,884,269
Zalando SE*†	21,192	575,690
		193,190,962
Hong Kong — 1.7%
AIA Group, Ltd.	1,046,400	10,982,200
BOC Hong Kong Holdings, Ltd.	366,000	2,238,901
CK Asset Holdings, Ltd.	187,000	1,129,602
CK Hutchison Holdings, Ltd.	264,000	2,373,234
CLP Holdings, Ltd.	159,500	1,556,961
Futu Holdings, Ltd. ADR	5,514	573,842
Galaxy Entertainment Group, Ltd.	192,000	767,324
Henderson Land Development Co., Ltd.#	147,000	580,730
HKT Trust & HKT, Ltd.	385,000	594,432
Hong Kong & China Gas Co., Ltd.	1,085,000	992,669
Hong Kong Exchanges & Clearing, Ltd.	114,200	5,825,921
Link REIT	261,000	1,344,815
MTR Corp., Ltd.#	149,000	599,658
Power Assets Holdings, Ltd.	133,500	1,023,791
Sino Land Co., Ltd.	360,000	542,511
SITC International Holdings Co., Ltd.	132,000	583,118
Sun Hung Kai Properties, Ltd.	130,000	2,184,665
Swire Pacific, Ltd., Class A	36,500	380,048
Techtronic Industries Co., Ltd.	143,000	2,122,127
WH Group, Ltd.*	804,000	928,454
Wharf Real Estate Investment Co., Ltd.	169,000	518,414
		37,843,417
Ireland — 0.4%
AIB Group PLC	203,759	2,400,411
Bank of Ireland Group PLC	92,726	1,885,693
Kerry Group PLC, Class A	15,827	1,355,932
Kingspan Group PLC	14,967	1,372,160
Octave Intelligence PLC†	20,125	343,078
Ryanair Holdings PLC	41,583	1,218,865
		8,576,139

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel — 1.3%
Azrieli Group, Ltd.	4,241	$704,402
Bank Hapoalim BM	118,933	3,058,217
Bank Leumi Le-Israel BM	144,675	3,669,342
Check Point Software Technologies, Ltd.†	8,265	1,116,188
CyberArk Software, Ltd.†	4,716	212,220
Elbit Systems, Ltd.	2,730	2,452,594
Enlight Renewable Energy, Ltd.†	13,862	1,493,625
Harel Insurance Investments & Financial Services, Ltd.	11,782	747,997
ICL Group, Ltd.	76,288	503,265
Israel Discount Bank, Ltd., Class A	115,786	1,285,781
Mizrahi Tefahot Bank, Ltd.	15,170	1,165,930
Nova, Ltd.†	2,952	1,542,222
OPC Energy, Ltd.†	16,977	745,435
Phoenix Financial, Ltd.	22,223	1,477,067
Teva Pharmaceutical Industries, Ltd. ADR†	115,955	4,095,531
Tower Semiconductor, Ltd.†	10,923	3,121,355
		27,391,171
Italy — 2.9%
Banca Mediolanum SpA	22,747	525,601
Banca Monte dei Paschi di Siena SpA	192,777	2,074,962
Banco BPM SpA	110,453	1,737,304
BPER Banca SpA#	152,086	2,060,953
Buzzi SpA	7,559	409,982
Enel SpA	759,325	8,524,636
Eni SpA	180,922	4,754,447
FinecoBank Banca Fineco SpA	59,503	1,454,714
Generali#	83,352	3,763,454
Intesa Sanpaolo SpA	1,387,269	9,396,366
Italgas SpA#	61,493	721,916
Leonardo SpA	39,058	2,479,225
Moncler SpA#	22,678	1,477,587
Poste Italiane SpA	44,479	1,315,684
Prysmian SpA	27,535	4,753,289
Recordati Industria Chimica e Farmaceutica SpA	11,550	693,804
Snam SpA	195,817	1,431,160
Telecom Italia SpA†	1,691,898	1,438,235
Terna - Rete Elettrica Nazionale#	136,495	1,568,515
UniCredit SpA	135,151	11,703,201
Unipol Assicurazioni SpA	35,946	890,538
		63,175,573
Japan — 23.3%
Advantest Corp.	72,900	11,978,734
Aeon Co., Ltd.	219,300	1,916,026
AGC, Inc.	18,900	823,333
Aisin Corp.	47,700	722,845
Ajinomoto Co., Inc.	85,200	2,756,101
ANA Holdings, Inc.	16,700	313,364
Asahi Group Holdings, Ltd.	150,600	1,440,612
Asahi Kasei Corp.	126,500	1,419,367
Asics Corp.#	68,100	2,070,815
Astellas Pharma, Inc.	177,300	2,541,525
Bandai Namco Holdings, Inc.	50,200	1,147,636
Bridgestone Corp.	106,300	2,298,000
Canon, Inc.#	79,700	2,115,792
Capcom Co., Ltd.	26,500	501,830
Central Japan Railway Co.	75,000	1,638,307
Chiba Bank, Ltd.	56,700	828,080
Chubu Electric Power Co., Inc.	65,800	1,208,458
Chugai Pharmaceutical Co., Ltd.	65,400	3,240,742
Dai Nippon Printing Co., Ltd.	39,600	688,863
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daifuku Co., Ltd.#	31,400	$1,441,405
Dai-ichi Life Group, Inc.	343,200	3,525,415
Daiichi Sankyo Co., Ltd.	175,700	2,979,172
Daikin Industries, Ltd.	25,800	3,772,034
Daito Trust Construction Co., Ltd.	29,500	587,537
Daiwa House Industry Co., Ltd.	54,400	1,480,360
Daiwa Securities Group, Inc.	130,000	1,224,783
Denso Corp.	173,100	2,073,744
Disco Corp.	8,600	3,514,733
East Japan Railway Co.	94,900	2,033,082
Ebara Corp.#	45,000	1,605,720
Eisai Co., Ltd.	25,600	640,382
ENEOS Holdings, Inc.	265,200	2,173,852
FANUC Corp.	91,300	4,524,155
Fast Retailing Co., Ltd.	19,000	9,821,806
Fuji Electric Co., Ltd.	13,800	1,337,846
FUJIFILM Holdings Corp.	109,900	2,292,329
Fujikura, Ltd.	147,800	4,427,550
Fujitsu, Ltd.	171,800	3,633,079
Furukawa Electric Co., Ltd.	6,500	2,124,698
Hankyu Hanshin Holdings, Inc.#	24,000	705,692
Hikari Tsushin, Inc.	1,700	390,136
Hitachi, Ltd.	440,400	14,285,037
Honda Motor Co., Ltd.	361,400	3,295,975
Hoya Corp.	33,300	5,662,035
Hulic Co., Ltd.	46,400	494,984
Ibiden Co., Ltd.	23,500	3,393,715
Idemitsu Kosan Co., Ltd.	77,400	679,647
IHI Corp.#	101,400	1,761,361
Inpex Corp.	86,900	1,966,456
Isuzu Motors, Ltd.#	51,600	760,887
ITOCHU Corp.	552,400	6,713,152
Japan Exchange Group, Inc.	96,300	1,179,677
Japan Post Bank Co., Ltd.	174,600	3,364,502
Japan Post Holdings Co., Ltd.	173,100	2,247,643
Japan Post Insurance Co., Ltd.	55,800	500,839
Japan Tobacco, Inc.	109,500	4,240,018
JFE Holdings, Inc.#	55,100	588,312
JX Advanced Metals Corp.	54,500	1,344,492
Kajima Corp.	41,300	1,531,781
Kansai Electric Power Co., Inc.	92,200	1,352,043
Kao Corp.#	44,100	1,693,225
Kawasaki Heavy Industries, Ltd.#	73,000	1,437,861
Kawasaki Kisen Kaisha, Ltd.#	34,800	550,629
KDDI Corp.	286,100	4,919,379
Keyence Corp.	18,800	9,456,365
Kikkoman Corp.#	68,500	599,130
Kioxia Holdings Corp.†	31,300	12,941,356
Kirin Holdings Co., Ltd.	75,400	1,287,005
Komatsu, Ltd.	85,700	3,539,063
Konami Group Corp.	9,800	1,164,813
Kubota Corp.	95,700	1,707,716
Kyocera Corp.	116,600	2,549,950
Kyowa Kirin Co., Ltd.	23,400	368,047
Lasertec Corp.#	7,900	1,990,563
LY Corp.	262,300	687,268
Makita Corp.	22,400	778,336
Marubeni Corp.	138,100	4,505,495
Minebea Mitsumi, Inc.	35,300	1,011,136
Mitsubishi Chemical Group Corp.	122,200	880,064
Mitsubishi Corp.	300,900	9,569,325
Mitsubishi Electric Corp.	189,400	7,798,859
Mitsubishi Estate Co., Ltd.	103,800	2,643,473

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi HC Capital, Inc.#	84,100	$687,258
Mitsubishi Heavy Industries, Ltd.	319,200	7,628,011
Mitsubishi UFJ Financial Group, Inc.	1,063,600	20,027,855
Mitsui & Co., Ltd.	235,400	7,818,830
Mitsui Fudosan Co., Ltd.	247,000	2,373,613
Mitsui Kinzoku Co., Ltd.	5,400	1,750,554
Mitsui OSK Lines, Ltd.	34,300	1,179,335
Mizuho Financial Group, Inc.	235,600	10,643,531
MS&AD Insurance Group Holdings, Inc.	118,900	3,200,479
Murata Manufacturing Co., Ltd.	163,200	9,862,807
NEC Corp.	122,300	3,150,704
Nexon Co., Ltd.	35,200	495,074
NIDEC Corp.#†	81,200	1,423,479
Nintendo Co., Ltd.	108,000	4,847,167
Nippon Building Fund, Inc.#	742	593,544
Nippon Paint Holdings Co., Ltd.#	90,700	601,667
Nippon Sanso Holdings Corp.#	17,200	667,848
Nippon Steel Corp.#	472,100	1,679,540
Nippon Yusen KK#	39,900	1,331,044
Nissan Motor Co., Ltd.†	210,800	525,197
Nitori Holdings Co., Ltd.#	38,000	624,764
Nitto Denko Corp.#	66,100	1,241,152
Nomura Holdings, Inc.	296,300	2,390,641
Nomura Research Institute, Ltd.#	36,600	1,154,084
NTT, Inc.	2,919,700	2,740,685
Obayashi Corp.	61,700	1,257,128
Obic Co., Ltd.	31,300	783,949
Olympus Corp.#	107,300	1,202,927
Oriental Land Co., Ltd.#	105,100	1,514,815
ORIX Corp.	109,100	4,272,481
Osaka Gas Co., Ltd.	34,600	1,164,666
Otsuka Corp.	22,900	415,396
Otsuka Holdings Co., Ltd.	42,500	3,126,158
Pan Pacific International Holdings Corp.	185,100	1,020,656
Panasonic Holdings Corp.	227,600	5,287,540
Rakuten Group, Inc.†	146,800	686,969
Recruit Holdings Co., Ltd.	132,000	8,760,494
Renesas Electronics Corp.	173,800	4,910,683
Resona Holdings, Inc.	203,400	2,604,680
Resonac Holdings Corp.	17,500	2,056,949
Ryohin Keikaku Co., Ltd.	49,000	1,194,657
Sanrio Co., Ltd.#	90,500	486,523
SBI Holdings, Inc.	54,700	999,447
SCREEN Holdings Co., Ltd.#	15,600	1,089,204
Secom Co., Ltd.	38,600	1,539,007
Seibu Holdings, Inc.	20,900	369,997
Sekisui House, Ltd.	57,900	1,218,967
Seven & i Holdings Co., Ltd.	188,000	2,194,996
Shimano, Inc.	7,300	756,516
Shimizu Corp.	50,200	845,203
Shin-Etsu Chemical Co., Ltd.	165,000	8,037,359
Shionogi & Co., Ltd.	73,600	1,386,369
Shiseido Co., Ltd.#	38,100	672,339
SMC Corp.	5,600	2,430,013
SoftBank Corp.#	2,811,900	3,801,225
SoftBank Group Corp.	369,700	17,388,772
Sompo Holdings, Inc.	81,400	3,045,121
Sony Group Corp.	581,800	12,581,039
Subaru Corp.	57,400	880,111
Sumitomo Corp.	101,100	4,506,382
Sumitomo Electric Industries, Ltd.	71,200	5,626,170
Sumitomo Metal Mining Co., Ltd.	24,200	1,381,663
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	362,100	$13,229,899
Sumitomo Mitsui Trust Group, Inc.	62,900	2,161,898
Sumitomo Realty & Development Co., Ltd.	60,300	1,407,309
Suntory Beverage & Food, Ltd.#	13,800	375,099
Suzuki Motor Corp.	153,000	1,895,869
T&D Holdings, Inc.#	45,100	1,187,639
Taisei Corp.	14,300	1,257,922
Takeda Pharmaceutical Co., Ltd.	155,600	5,000,225
TDK Corp.	189,800	4,895,604
Terumo Corp.	129,500	1,952,278
Toho Co., Ltd.	49,500	381,977
Tokio Marine Holdings, Inc.	179,700	8,023,399
Tokyo Electron, Ltd.	44,600	14,679,509
Tokyo Gas Co., Ltd.	30,700	1,229,812
Toppan Holdings, Inc.#	23,800	681,729
Toray Industries, Inc.#	135,000	1,010,392
Toyota Motor Corp.	943,800	18,026,808
Toyota Tsusho Corp.	63,500	2,763,036
Unicharm Corp.#	106,100	631,677
West Japan Railway Co.#	41,400	683,263
Yamaha Motor Co., Ltd.#	87,300	718,616
Yokogawa Electric Corp.	21,800	684,531
Yokohama Financial Group, Inc.	99,500	1,014,273
Zensho Holdings Co., Ltd.#	9,900	500,517
		507,930,269
Jersey — 0.5%
CVC Capital Partners PLC*#	20,847	334,101
Experian PLC	89,563	3,103,410
Glencore PLC	934,918	7,148,908
Wise Group PLC, Class A#†	66,059	830,902
		11,417,321
Luxembourg — 0.6%
ArcelorMittal SA	41,254	2,854,399
Eurofins Scientific SE	11,414	831,548
InPost SA†	24,856	445,317
Millicom International Cellular SA	9,256	790,092
Spotify Technology SA†	14,606	7,269,114
Tenaris SA	32,026	974,595
		13,165,065
Macau — 0.0%
Sands China, Ltd.	243,600	476,513
Netherlands — 6.9%
ABN AMRO Bank NV CVA	61,482	2,446,834
Adyen NV*†	2,670	2,925,250
AerCap Holdings NV	16,490	2,298,541
Airbus SE	59,174	12,402,991
Akzo Nobel NV	16,766	1,284,038
Argenx SE†	6,051	5,050,623
ASM International NV	4,574	4,793,065
ASML Holding NV	38,653	62,433,500
ASR Nederland NV#	15,263	1,144,717
BE Semiconductor Industries NV	7,087	2,350,929
CSG NV†	19,272	404,080
Davide Campari-Milano NV#	61,353	400,891
Euronext NV*	7,730	1,258,671
EXOR NV	8,900	695,005
Ferrari NV	12,070	4,155,957
Ferrovial NV	47,224	3,233,317
Heineken Holding NV	12,523	904,162
Heineken NV	28,248	2,209,524

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV	290,818	$9,056,908
Koninklijke Ahold Delhaize NV	86,989	3,669,951
Koninklijke KPN NV	376,339	1,960,403
Koninklijke Philips NV	75,636	2,017,633
Magnum Ice Cream Co. NV#†	47,152	764,253
Nebius Group NV†	20,110	4,647,220
NN Group NV	25,382	2,122,126
Prosus NV	130,297	5,930,197
QIAGEN NV	20,102	741,979
Stellantis NV†	196,816	1,575,972
STMicroelectronics NV	62,931	4,327,089
Universal Music Group NV#	100,698	2,290,355
Wolters Kluwer NV	22,587	1,607,601
		151,103,782
New Zealand — 0.2%
Auckland International Airport, Ltd.	162,698	805,760
Contact Energy, Ltd.	89,477	511,185
Fisher & Paykel Healthcare Corp., Ltd.	57,324	1,280,109
Infratil, Ltd.#	92,384	871,909
Meridian Energy, Ltd.	126,991	446,405
Xero, Ltd.†	16,351	883,419
		4,798,787
Norway — 0.7%
Aker BP ASA	31,201	1,122,318
DNB Bank ASA	80,930	2,515,482
Equinor ASA	70,019	2,537,554
Gjensidige Forsikring ASA	19,886	549,279
Kongsberg Gruppen ASA	42,597	1,529,935
Mowi ASA	45,669	1,007,573
Norsk Hydro ASA	134,277	1,643,891
Orkla ASA	70,575	745,329
Salmar ASA	6,407	398,079
Telenor ASA	59,321	969,389
Var Energi ASA	93,225	459,045
Yara International ASA	16,004	870,260
		14,348,134
Portugal — 0.2%
Banco Comercial Portugues SA	724,165	821,353
EDP SA	306,302	1,560,201
Galp Energia SGPS SA	41,039	892,018
Jeronimo Martins SGPS SA	26,806	567,800
		3,841,372
Singapore — 1.6%
CapitaLand Ascendas REIT	407,542	798,319
CapitaLand Integrated Commercial Trust	599,282	1,065,912
CapitaLand Investment, Ltd.#	234,200	466,106
DBS Group Holdings, Ltd.	203,600	10,024,857
Grab Holdings, Ltd., Class A†	228,942	810,455
Keppel, Ltd.	141,500	1,192,980
Oversea-Chinese Banking Corp., Ltd.	331,100	6,070,707
Sea, Ltd. ADR†	38,640	3,498,079
Sembcorp Industries, Ltd.#	88,100	441,104
Singapore Airlines, Ltd.	158,300	840,959
Singapore Exchange, Ltd.	83,400	1,429,808
Singapore Technologies Engineering, Ltd.	151,000	1,346,429
Singapore Telecommunications, Ltd.	726,700	2,471,207
United Overseas Bank, Ltd.	122,200	3,600,172
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Wilmar International, Ltd.	191,900	$539,801
Yangzijiang Shipbuilding Holdings, Ltd.	246,400	702,759
		35,299,654
Spain — 3.6%
Acciona SA#	2,453	706,139
ACS Actividades de Construccion y Servicios SA	17,436	2,527,932
Aena SME SA*	73,628	2,138,404
Amadeus IT Group SA	44,229	2,823,965
Banco Bilbao Vizcaya Argentaria SA	558,262	13,094,760
Banco de Sabadell SA#	489,298	1,655,080
Banco Santander SA	1,426,243	17,846,773
Bankinter SA	65,520	1,105,452
CaixaBank SA	349,763	4,732,376
Cellnex Telecom SA*	46,385	1,559,262
EDP Renovaveis SA	31,974	528,463
Endesa SA	30,724	1,285,096
Iberdrola SA	605,673	13,775,908
Indra Sistemas SA#	7,540	500,240
Industria de Diseno Textil SA	108,628	6,753,306
International Consolidated Airlines Group SA	118,156	683,435
Mapfre SA#	90,379	423,991
Naturgy Energy Group SA	41,028	1,365,783
Repsol SA	110,308	2,835,738
Telefonica SA#	357,618	1,642,640
		77,984,743
SupraNational — 0.1%
Unibail-Rodamco-Westfield	10,765	1,247,342
Sweden — 3.1%
AddTech AB, Class B	25,070	894,397
Alfa Laval AB	28,113	1,581,472
Assa Abloy AB, Class B	97,835	3,525,328
Atlas Copco AB, Class A	250,769	4,819,504
Atlas Copco AB, Class B	151,017	2,567,899
Beijer Ref AB	41,090	572,753
Boliden AB	27,772	1,731,934
Epiroc AB, Class A	64,271	1,912,168
Epiroc AB, Class B	38,796	993,315
EQT AB	43,049	1,489,657
Essity AB, Class B	58,772	1,652,447
Evolution AB*†	12,803	966,212
Fastighets AB Balder, Class B†	67,042	384,981
H & M Hennes & Mauritz AB, Class B	47,921	851,960
Hexagon AB, Class B	201,258	1,861,938
Industrivarden AB, Class A	11,057	628,708
Industrivarden AB, Class C	15,031	824,067
Indutrade AB	26,992	565,677
Investment AB Latour, Class B	14,642	316,450
Investor AB, Class B	172,363	7,107,820
L E Lundbergforetagen AB, Class B	7,648	451,437
Lifco AB, Class B	22,426	722,346
Nibe Industrier AB, Class B	152,208	597,912
Saab AB, Class B	31,607	1,948,843
Sagax AB, Class B	22,096	398,695
Sandvik AB	104,717	4,270,066
Securitas AB, Class B	46,906	783,367
Skandinaviska Enskilda Banken AB, Class A	147,815	2,960,110
Skanska AB, Class B	33,093	897,476
SKF AB, Class B	32,985	867,754
Svenska Cellulosa AB SCA, Class B	61,442	677,432
Svenska Handelsbanken AB, Class A	135,567	2,003,457
Swedbank AB, Class A	82,874	3,064,321

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Swedish Orphan Biovitrum AB†	19,183	$918,730
Tele2 AB, Class B	52,795	990,932
Telefonaktiebolaget LM Ericsson, Class B	263,215	3,423,782
Telia Co. AB	228,056	1,222,889
Trelleborg AB, Class B	20,357	889,410
Volvo AB, Class B	155,399	5,478,374
		67,816,020
Switzerland — 9.4%
ABB, Ltd.	156,079	16,720,679
Alcon AG	48,615	3,244,945
Avolta AG	8,774	554,171
Banque Cantonale Vaudoise#	2,939	442,422
Barry Callebaut AG	339	522,474
Belimo Holding AG	969	1,026,665
BKW AG	2,114	400,835
Chocoladefabriken Lindt & Spruengli AG	10	1,223,496
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	91	1,084,818
Cie Financiere Richemont SA, Class A	53,534	11,584,002
Coca-Cola HBC AG	21,236	1,219,441
DSM-Firmenich AG	16,794	1,413,507
EMS-Chemie Holding AG#	706	645,354
Galderma Group AG	18,029	3,846,941
Geberit AG	3,331	2,190,936
Givaudan SA	901	3,347,511
Helvetia Baloise Holding AG	7,712	2,005,683
Holcim AG	50,381	4,997,114
Julius Baer Group, Ltd.	20,064	1,645,631
Kuehne & Nagel International AG#	4,698	1,085,496
Logitech International SA	14,826	1,802,559
Lonza Group AG	6,867	4,402,340
Nestle SA	256,579	26,113,171
Novartis AG	182,371	27,527,963
Partners Group Holding AG#	2,195	2,326,185
Roche Holding AG	69,964	29,516,553
Roche Holding AG (BR)	3,128	1,348,901
Sandoz Group AG	40,801	3,429,051
Schindler Holding AG	1,998	656,572
Schindler Holding AG (Participation Certificate)	3,975	1,344,437
SGS SA	16,160	1,840,114
Sika AG	14,892	2,924,788
Sonova Holding AG	4,937	1,313,076
Straumann Holding AG	10,906	1,323,447
Swatch Group AG	2,798	775,002
Swiss Life Holding AG	2,785	3,035,652
Swiss Prime Site AG	7,784	1,305,394
Swiss Re AG	29,751	4,486,186
Swisscom AG	2,553	2,186,510
UBS Group AG	316,128	15,001,449
VAT Group AG*	2,627	2,055,694
Zurich Insurance Group AG	14,898	10,631,204
		204,548,369
United Kingdom — 13.5%
3i Group PLC	97,291	2,980,745
Admiral Group PLC	25,089	1,113,631
Airtel Africa PLC*	86,498	410,733
Anglo American PLC	105,583	5,670,481
Antofagasta PLC	34,361	1,896,307
Associated British Foods PLC#	30,909	758,410
AstraZeneca PLC (LSE)	150,591	27,990,575
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Aviva PLC	298,465	$2,464,713
BAE Systems PLC	293,433	7,994,211
Barclays PLC	1,353,511	8,347,389
BP PLC	1,563,548	10,987,176
British American Tobacco PLC	199,975	12,363,852
BT Group PLC	580,509	1,632,339
Bunzl PLC	31,238	990,286
Centrica PLC	442,377	1,117,029
Coca-Cola Europacific Partners PLC	20,443	1,853,976
Compass Group PLC	169,336	5,447,539
Diageo PLC	218,422	4,516,656
Endeavour Mining PLC	21,243	1,314,249
Fresnillo PLC	18,346	811,857
GSK PLC	403,988	10,236,311
Haleon PLC	870,950	3,949,182
Halma PLC	37,057	2,336,536
HSBC Holdings PLC (LSE)	1,711,197	32,115,075
Imperial Brands PLC	73,627	2,673,177
Informa PLC	126,002	1,376,500
InterContinental Hotels Group PLC	14,154	2,181,839
Intertek Group PLC	15,355	1,100,100
J Sainsbury PLC	170,881	681,862
Kingfisher PLC	164,429	636,630
Land Securities Group PLC	67,739	573,800
Legal & General Group PLC	521,584	1,906,360
Lloyds Banking Group PLC	5,758,253	7,901,976
London Stock Exchange Group PLC	44,821	5,445,718
M&G PLC	219,229	932,945
Marks & Spencer Group PLC	200,334	960,182
Melrose Industries PLC	126,387	801,157
National Grid PLC	495,271	7,973,762
NatWest Group PLC	794,744	6,415,268
Next PLC	11,294	2,009,952
Pearson PLC	47,045	704,513
Prudential PLC	248,960	3,592,465
Reckitt Benckiser Group PLC	63,277	3,912,226
RELX PLC	178,059	5,874,904
Rentokil Initial PLC	244,982	1,480,668
Rio Tinto PLC	106,227	11,398,692
Rolls-Royce Holdings PLC	836,391	15,064,040
Sage Group PLC	93,381	1,059,370
Schroders PLC	71,970	566,024
Segro PLC	125,283	1,219,160
Severn Trent PLC	26,305	1,052,121
Shell PLC (LSE)	557,330	23,402,342
Smith & Nephew PLC	78,515	1,174,728
Smiths Group PLC	31,205	1,035,466
Spirax Group PLC	7,210	676,281
SSE PLC	120,713	3,789,371
Standard Chartered PLC	177,256	4,758,696
Standard Life PLC	68,067	711,327
Tesco PLC	626,613	3,630,284
Unilever PLC	217,585	12,323,026
United Utilities Group PLC	72,203	1,306,849
Verisure PLC†	24,517	326,859
Vodafone Group PLC	1,832,673	2,749,419
		294,679,317
United States — 0.1%
Sunbelt Rentals Holdings, Inc.	40,938	3,220,764
Total Long-Term Investment Securities (cost $1,503,524,081)		2,146,270,029

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1)	6,043,723	$6,043,723
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	18,377,060	18,377,060
Total Short-Term Investments (cost $24,420,783)		24,420,783
TOTAL INVESTMENTS (cost $1,527,944,864)(3)	99.6%	2,170,690,812
Other assets less liabilities	0.4	9,365,978
NET ASSETS	100.0%	$2,180,056,790

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was $19,530,713 representing 0.9% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $83,108,837. This was secured by collateral of $18,377,060, which was received in cash and subsequently invested in short-term investments currently valued at $18,377,060 as reported in the
Portfolio of Investments. Additional collateral of $69,109,569 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Government National Mtg. Assoc.	2.30% to 2.45%	07/16/2057 to 12/16/2057	$101,486
United States Treasury Bills	0.00%	09/03/2026	852
United States Treasury Notes/Bonds	0.13% to 6.50%	06/30/2026 to 02/15/2056	69,007,231

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	30,394	2.19% (ESTR + 0.26%)	Monthly	08/19/2026	$508,621	$11,699	$11,699
BNP Paribas	Pay	Redeia Corp. SA	9,523	2.19% (ESTR + 0.26%)	Monthly	06/17/2027	159,360	3,666	3,666
								15,365	15,365
Hong Kong
Bank of America Merrill Lynch	Pay	Hong Kong Exchanges & Clearing, Ltd.	3,600	3.08% (HONIA + 0.23%)	Monthly	02/16/2028	190,809	(7,012)	(7,012)
Singapore
HSBC Holdings	Pay	DBS Group Holdings, Ltd.	4,500	1.31% (SORA + 0.55%)	Monthly	02/10/2028	210,962	11,545	11,545
Ireland
JPMorgan Securities, LLC	Pay	AIB Group PLC	7,416	2.19% (ESTR + 0.26%)	Monthly	02/09/2027	84,312	3,343	3,343
Israel
JPMorgan Securities, LLC	Pay	Bank Hapoalim BM	3,357	4.50% (SHIR + 0.75%)	Monthly	02/09/2027	89,179	(5,579)	(5,579)
								$17,662	$17,662
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
SHIR—Shekel Overnight Interest Rate
SORA—Singapore Overnight Rate Average
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
127	Long	Euro STOXX 50 Index	June 2026	$8,695,970	$8,982,771	$286,801
44	Long	FTSE 100 Index	June 2026	6,118,834	6,187,979	69,145
21	Long	SGX Nikkei 225 Index	June 2026	3,797,353	4,381,565	584,212
23	Long	SPI 200 Index	June 2026	3,612,772	3,616,212	3,440
						$943,598

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*
Banks	16.4%
Pharmaceuticals	7.6
Semiconductors	6.5
Insurance	5.5
Oil & Gas	3.6
Telecommunications	3.6
Aerospace/Defense	3.5
Mining	3.5
Electric	3.4
Food	2.7
Machinery-Construction & Mining	2.4
Electrical Components & Equipment	2.3
Auto Manufacturers	2.2
Retail	2.1
Chemicals	2.0
Commercial Services	1.9
Machinery-Diversified	1.7
Diversified Financial Services	1.7
Electronics	1.7
Distribution/Wholesale	1.6
Cosmetics/Personal Care	1.5
Engineering & Construction	1.5
Building Materials	1.4
Software	1.4
Healthcare-Products	1.3
Miscellaneous Manufacturing	1.2
Apparel	1.2
Beverages	1.2
Short-Term Investments	1.1
Transportation	1.0
Agriculture	0.9
Internet	0.8
Home Furnishings	0.8
Real Estate	0.7
Computers	0.7
Auto Parts & Equipment	0.7
REITS	0.6
Biotechnology	0.6
Healthcare-Services	0.5
Gas	0.5
Investment Companies	0.4
Entertainment	0.4
Hand/Machine Tools	0.4
Iron/Steel	0.3
Private Equity	0.3
Toys/Games/Hobbies	0.3
Household Products/Wares	0.3
Food Service	0.2
Water	0.2
Lodging	0.2
Metal Fabricate/Hardware	0.2
Home Builders	0.2
Leisure Time	0.1
Energy-Alternate Sources	0.1
Advertising	0.1
Office/Business Equipment	0.1
Media	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
99.6%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$27,178,951	$212,220	$—	$27,391,171
Other Countries	2,118,878,858	—	—	2,118,878,858
Short-Term Investments	24,420,783	—	—	24,420,783
Total Investments at Value	$2,170,478,592	$212,220	$—	$2,170,690,812
Other Financial Instruments:†
Swaps	$—	$30,253	$—	$30,253
Futures Contracts	943,598	—	—	943,598
Total Other Financial Instruments	$943,598	$30,253	$—	$973,851
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,591	$—	$12,591

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.6%
Cayman Islands — 1.0%
Gaci First Investment Co.
4.88%, 02/14/2035	$300,000	$292,456
Sobha Sukuk, Ltd.
8.75%, 07/17/2028	250,000	250,610
		543,066
Colombia — 0.8%
Ecopetrol SA
4.63%, 11/02/2031	300,000	269,830
Grupo Energia Bogota SA ESP
5.75%, 10/22/2035*#	200,000	194,070
		463,900
Luxembourg — 0.5%
PRIO Luxembourg Holding SARL
6.75%, 10/15/2030*	285,000	284,572
Mexico — 1.2%
Petroleos Mexicanos
6.70%, 02/16/2032	470,000	473,736
6.75%, 09/21/2047	250,000	210,470
		684,206
Morocco — 0.5%
OCP SA
6.70%, 03/01/2036*	280,000	291,022
Turkey — 0.6%
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030*#	300,000	306,835
Total Corporate Bonds & Notes (cost $2,503,891)		2,573,601
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.3%
United States — 33.3%
United States Treasury Bonds
2.25%, 08/15/2046	300,000	194,180
2.88%, 05/15/2043 to 05/15/2052	1,270,000	924,302
3.00%, 02/15/2047	500,000	369,688
3.75%, 11/15/2043	470,000	404,329
4.25%, 05/15/2039	400,000	384,875
4.38%, 05/15/2041	400,000	381,875
4.63%, 11/15/2055	200,000	188,813
4.75%, 02/15/2041 to 02/15/2056	1,450,000	1,410,169
United States Treasury Notes
0.50%, 06/30/2027	500,000	482,090
0.88%, 11/15/2030	1,000,000	868,828
1.13%, 08/31/2028#	1,420,000	1,332,248
1.25%, 04/30/2028 to 08/15/2031	2,150,000	1,994,117
1.38%, 12/31/2028	800,000	748,125
1.38%, 11/15/2031#	800,000	691,031
1.63%, 05/15/2031#	700,000	621,469
2.88%, 05/15/2028	1,100,000	1,076,668
2.88%, 05/15/2032#	600,000	557,766
3.38%, 05/15/2033#	300,000	283,629
3.63%, 08/31/2029#	900,000	887,695
3.75%, 06/30/2030	400,000	394,547
3.88%, 08/15/2034	600,000	580,172
4.00%, 02/15/2034#	600,000	587,086
4.13%, 02/15/2036#	600,000	585,281
4.25%, 08/15/2035	200,000	197,539
4.38%, 12/31/2029 to 11/30/2030	1,800,000	1,817,351
Security Description		Shares or Principal Amount	Value

United States (continued)
4.38%, 05/15/2034#		$300,000	$300,680
4.63%, 02/15/2035#		200,000	203,430
Total U.S. Government & Agency Obligations (cost $19,321,327)			18,467,983
FOREIGN GOVERNMENT OBLIGATIONS — 59.2%
Angola — 1.1%
Angolan Government International Bond
9.24%, 01/15/2031*		300,000	315,266
9.88%, 03/31/2037*		300,000	314,987
			630,253
Argentina — 1.3%
Argentine Republic Government International Bond
0.75%, 07/09/2030(1)		216,000	188,179
3.50%, 07/09/2041(1)		230,000	164,565
4.13%, 07/09/2035(1)		500,000	384,750
			737,494
Bahamas — 0.8%
Bahamas Government International Bond
8.25%, 06/24/2036		400,000	447,140
Benin — 0.8%
Benin Government International Bond
7.96%, 02/13/2038		100,000	105,479
7.96%, 02/13/2038		300,000	316,436
			421,915
Brazil — 1.0%
Brazilian Government International Bond
5.00%, 01/27/2045		200,000	160,000
6.25%, 05/22/2036		400,000	396,400
			556,400
Bulgaria — 0.6%
Bulgaria Government International Bond
5.00%, 03/05/2037		360,000	352,231
Canada — 1.3%
Canadian Government Bond
2.75%, 09/01/2030	CAD	1,000,000	717,762
Chile — 0.9%
Chile Government International Bond
3.50%, 04/15/2053		400,000	282,200
4.95%, 01/05/2036		200,000	197,800
			480,000
Colombia — 1.1%
Colombia Government International Bond
3.13%, 04/15/2031		200,000	174,500
6.13%, 01/21/2031		200,000	199,200
7.75%, 11/07/2036		200,000	208,600
			582,300
Congo — 0.6%
DRC International Bond
9.50%, 04/16/2037*		350,000	357,281
Costa Rica — 0.8%
Costa Rica Government International Bond
6.55%, 04/03/2034		400,000	424,836

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Ecuador — 1.3%
Ecuador Government International Bond
8.75%, 01/29/2034*		$200,000	$202,700
9.25%, 01/29/2039*		200,000	205,700
9.25%, 01/29/2039*		275,000	282,837
			691,237
Egypt — 0.7%
Egypt Government International Bond
7.30%, 09/30/2033		400,000	398,715
Finland — 0.5%
Finland Government Bond
0.13%, 04/15/2052*	EUR	600,000	281,462
France — 4.7%
French Republic Government Bond OAT
0.75%, 05/25/2028*	EUR	400,000	449,470
1.75%, 05/25/2066*	EUR	235,000	140,747
2.00%, 11/25/2032*	EUR	800,000	870,209
2.75%, 02/25/2029*	EUR	250,000	291,714
3.50%, 11/25/2033*	EUR	400,000	472,718
4.75%, 04/25/2035*	EUR	300,000	384,425
			2,609,283
Germany — 4.6%
Bundesrepublik Deutschland Bundesanleihe
2.30%, 02/15/2033	EUR	400,000	454,081
2.40%, 11/15/2030	EUR	500,000	578,153
2.50%, 08/15/2054	EUR	200,000	192,484
2.90%, 08/15/2056	EUR	300,000	312,005
4.00%, 01/04/2037	EUR	200,000	254,603
5.50%, 01/04/2031	EUR	400,000	524,292
6.50%, 07/04/2027	EUR	200,000	243,285
			2,558,903
Guatemala — 0.9%
Guatemala Government Bond
5.38%, 04/24/2032		300,000	302,010
6.60%, 06/13/2036		200,000	212,842
			514,852
Hungary — 0.4%
Hungary Government International Bond
6.75%, 09/23/2055		200,000	214,023
Israel — 1.1%
Israel Government International Bond
5.00%, 01/13/2036#		600,000	585,870
Italy — 5.1%
Italy Buoni Poliennali Del Tesoro
0.60%, 08/01/2031*	EUR	500,000	516,092
1.45%, 03/01/2036*	EUR	400,000	385,038
2.50%, 12/01/2032	EUR	600,000	671,510
2.70%, 03/01/2047*	EUR	470,000	433,146
3.00%, 08/01/2029	EUR	300,000	352,489
4.75%, 09/01/2028*	EUR	140,000	170,629
6.00%, 05/01/2031	EUR	200,000	265,138
			2,794,042
Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.75%, 02/25/2041*		200,000	191,680
8.25%, 01/30/2037		200,000	220,897
			412,577
Security Description		Shares or Principal Amount	Value

Japan — 4.4%
Japan Government Five Year Bond
0.70%, 09/20/2029	JPY	125,000,000	$762,197
Japan Government Forty Year Bond
0.40%, 03/20/2056	JPY	70,000,000	172,568
0.70%, 03/20/2061	JPY	135,000,000	348,246
Japan Government Ten Year Bond
1.20%, 12/20/2034	JPY	50,000,000	283,694
Japan Government Twenty Year Bond
1.60%, 03/20/2032	JPY	40,000,000	245,008
1.70%, 09/20/2032	JPY	60,000,000	367,263
2.40%, 03/20/2045	JPY	50,000,000	266,876
			2,445,852
Jordan — 0.4%
Jordan Government International Bond
7.38%, 10/10/2047		$200,000	195,558
Kazakhstan — 0.4%
Kazakhstan Government International Bond
6.50%, 07/21/2045		200,000	218,361
Kyrgyzstan — 0.9%
Kyrgyz Republic International Bond
7.75%, 06/03/2030*		300,000	305,504
7.75%, 06/03/2030		200,000	203,670
			509,174
Latvia — 0.7%
Latvia Government International Bond
5.13%, 07/30/2034		400,000	401,153
Mexico — 2.5%
Mexican Bonos
8.50%, 11/18/2038	MXN	6,500,000	349,913
Mexico Government International Bond
2.66%, 05/24/2031		700,000	618,800
6.00%, 05/07/2036		400,000	398,712
			1,367,425
Nigeria — 1.0%
Nigeria Government International Bond
9.13%, 01/13/2046*		500,000	559,811
Pakistan — 0.7%
Pakistan Government International Bond
8.88%, 04/08/2051		400,000	387,953
Peru — 0.4%
Peruvian Government International Bond
6.20%, 06/30/2055		200,000	202,500
Poland — 0.5%
Republic of Poland Government Bond
5.00%, 10/25/2035	PLN	1,000,000	264,463
Romania — 2.1%
Romanian Government International Bond
5.75%, 09/16/2030*		200,000	202,177
6.00%, 09/24/2044*	EUR	300,000	337,257
6.63%, 05/16/2036		300,000	306,749
7.63%, 01/17/2053		300,000	323,827
			1,170,010
Saudi Arabia — 1.9%
Saudi Government International Bond
3.45%, 02/02/2061		300,000	190,008
4.88%, 01/12/2036		200,000	197,645
5.38%, 01/13/2031		500,000	512,609

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia (continued)
Saudi International Bond
3.45%, 02/02/2061		$200,000	$126,672
			1,026,934
Serbia — 0.6%
Serbia International Bond
6.00%, 06/12/2034		300,000	307,975
South Africa — 1.5%
Republic of South Africa Government International Bond
7.10%, 11/19/2036		200,000	213,940
7.25%, 12/11/2055*		400,000	394,464
7.95%, 11/19/2054		200,000	213,082
			821,486
Spain — 3.9%
Spain Government Bond
0.50%, 10/31/2031*	EUR	400,000	412,304
1.00%, 10/31/2050*	EUR	470,000	295,095
1.95%, 07/30/2030*	EUR	400,000	452,724
3.45%, 10/31/2034*	EUR	400,000	475,238
5.75%, 07/30/2032	EUR	400,000	540,303
			2,175,664
Sweden — 1.1%
Sweden Government Bond
1.75%, 11/11/2033	SEK	6,000,000	612,867
Turkey — 1.8%
Turkiye Government International Bond
5.75%, 05/11/2047		300,000	235,833
6.50%, 01/03/2035		200,000	193,461
6.80%, 11/04/2036		200,000	195,155
6.88%, 03/17/2036		200,000	196,813
6.95%, 09/16/2035		200,000	198,176
			1,019,438
United Arab Emirates — 0.7%
Abu Dhabi Government International Bond
3.88%, 04/16/2050#		500,000	386,278
United Kingdom — 2.6%
United Kingdom Gilt
0.25%, 07/31/2031	GBP	120,000	131,831
0.88%, 01/31/2046	GBP	468,000	285,379
1.13%, 01/31/2039	GBP	400,000	342,623
4.00%, 10/22/2031	GBP	350,000	462,739
4.38%, 07/31/2054	GBP	200,000	225,182
			1,447,754
Uruguay — 0.3%
Uruguay Government International Bond
4.98%, 04/20/2055		100,000	90,250
5.10%, 06/18/2050		100,000	92,600
			182,850
Security Description	Shares or Principal Amount	Value

Zambia — 0.5%
Zambia Government International Bond
5.75%, 06/30/2033(1)	$282,824	$280,633
Total Foreign Government Obligations (cost $33,721,979)		32,752,715
Total Long-Term Investment Securities (cost $55,547,197)		53,794,299
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3) (cost $872,150)	872,150	872,150
TOTAL INVESTMENTS (cost $56,419,347)(4)	98.7%	54,666,449
Other assets less liabilities	1.3	698,841
NET ASSETS	100.0%	$55,365,290

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was $10,777,174 representing 19.5% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of May 31, 2026.
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $7,017,972. This was secured by collateral of $872,150, which was received in cash and subsequently invested in short-term investments currently valued at $872,150 as reported in the
Portfolio of Investments. Additional collateral of $6,364,210 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Mtg. Corp.	0.96% to 9.50%	04/15/2027 to 08/15/2057	$2,566,980
Federal National Mtg. Assoc.	0.95% to 17.00%	05/25/2036 to 09/01/2064	646,316
Government National Mtg. Assoc.	1.25% to 8.72%	02/20/2031 to 03/16/2068	2,469,188
United States Treasury Notes/Bonds	0.25% to 5.38%	07/31/2026 to 02/15/2056	681,726

(4)	See Note 4 for cost of investments on a tax basis.

CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
PLN—Polish Zloty
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	59.2%
U.S. Government & Agency Obligations	33.3
Oil & Gas	2.2
Short-Term Investments	1.6
Telecommunications	0.6

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Investment Companies	0.5%
Chemicals	0.5
Real Estate	0.5
Gas	0.3
98.7%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$2,573,601	$—	$2,573,601
U.S. Government & Agency Obligations	—	18,467,983	—	18,467,983
Foreign Government Obligations	—	32,752,715	—	32,752,715
Short-Term Investments	872,150	—	—	872,150
Total Investments at Value	$872,150	$53,794,299	$—	$54,666,449

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.1%
Brazil — 1.8%
NU Holdings, Ltd., Class A†	462,673	$6,074,896
Canada — 3.9%
Brookfield Corp.	204,188	9,308,931
Shopify, Inc., Class A†	34,142	4,052,997
		13,361,928
Denmark — 6.5%
DSV A/S	87,918	22,083,262
France — 20.5%
EssilorLuxottica SA	27,478	5,613,616
Hermes International S.C.A.	11,029	20,840,041
L'Oreal SA	36,391	16,237,891
LVMH Moet Hennessy Louis Vuitton SE	18,016	9,940,606
Schneider Electric SE	55,294	17,410,400
		70,042,554
Germany — 1.5%
SAP SE ADR	28,055	5,100,118
Hong Kong — 1.5%
AIA Group, Ltd.	483,518	5,074,628
India — 7.2%
HDFC Bank, Ltd.	986,388	7,758,720
ICICI Bank, Ltd. ADR	371,486	9,744,078
Tata Capital, Ltd.†	1,071,952	3,441,530
Titan Co., Ltd.	87,470	3,786,162
		24,730,490
Italy — 5.9%
Moncler SpA#	309,316	20,153,512
Japan — 9.9%
Asics Corp.#	250,500	7,617,314
Keyence Corp.	42,900	21,578,621
Sanrio Co., Ltd.#	880,500	4,733,520
		33,929,455
Luxembourg — 5.4%
Spotify Technology SA†	36,761	18,295,214
Netherlands — 8.9%
Adyen NV*†	3,320	3,637,390
ASML Holding NV	16,642	26,880,664
		30,518,054
Switzerland — 5.8%
Cie Financiere Richemont SA, Class A	25,642	5,548,567
On Holding AG, Class A†	139,789	5,706,187
Straumann Holding AG	71,918	8,727,273
		19,982,027
Security Description	Shares or Principal Amount	Value

Taiwan — 9.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	439,000	$33,003,304
United Kingdom — 2.3%
Birkenstock Holding PLC#†	128,966	5,812,498
Rightmove PLC	391,665	2,213,729
		8,026,227
United States — 6.3%
Liberty Media Corp.-Liberty Formula One, Class C†	111,744	10,145,238
MercadoLibre, Inc.†	6,708	11,374,420
		21,519,658
Total Long-Term Investment Securities (cost $220,664,466)		331,895,327
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2) (cost $4,778,963)	4,778,963	4,778,963
TOTAL INVESTMENTS (cost $225,443,429)(3)	98.5%	336,674,290
Other assets less liabilities	1.5	5,177,917
NET ASSETS	100.0%	$341,852,207

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$3,637,390 representing 1.1% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $37,669,958. This was secured by collateral of $4,778,963, which was received in cash and subsequently invested in short-term investments currently valued at $4,778,963 as reported in the
Portfolio of Investments. Additional collateral of $35,401,655 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	$118,650
United States Treasury Notes/Bonds	0.13% to 5.25%	06/30/2026 to 02/15/2056	35,283,005

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Industry Allocation*
Semiconductors	17.5%
Apparel	14.6
Internet	10.5
Retail	8.6
Banks	6.9
Transportation	6.5
Machinery-Diversified	6.3
Electrical Components & Equipment	5.1
Cosmetics/Personal Care	4.8
Healthcare-Products	4.1

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Entertainment	3.0%
Private Equity	2.7
Software	1.5
Insurance	1.5
Short-Term Investments	1.4
Toys/Games/Hobbies	1.4
Commercial Services	1.1
Diversified Financial Services	1.0
98.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$331,895,327	$—	$—	$331,895,327
Short-Term Investments	4,778,963	—	—	4,778,963
Total Investments at Value	$336,674,290	$—	$—	$336,674,290

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Australia — 3.4%
ALS, Ltd.	83,031	$1,407,817
Challenger, Ltd.	143,395	913,158
Charter Hall Group	62,697	918,394
Cochlear, Ltd.#	17,877	1,291,334
Computershare, Ltd.	99,764	2,480,290
Genesis Minerals, Ltd.#†	69,839	294,153
Judo Capital Holdings, Ltd.#†	367,303	411,839
Liberty Financial Group, Ltd.	153,857	347,236
Nufarm, Ltd.#†	86,198	185,864
Orica, Ltd.	45,858	754,465
Orora, Ltd.#	180,048	168,879
PLS Group, Ltd.#†	55,828	259,216
Whitehaven Coal, Ltd.	59,407	373,614
Yancoal Australia, Ltd.	58,884	286,526
		10,092,785
Austria — 2.0%
Addiko Bank AG†	2,764	85,434
ANDRITZ AG	19,466	1,773,271
BAWAG Group AG*	12,929	2,323,887
Verbund AG	17,785	1,193,841
Wienerberger AG	23,170	654,017
		6,030,450
Belgium — 0.9%
Aedifica SA	9,134	754,296
KBC Ancora#	8,189	777,504
VGP NV#	11,733	1,146,834
		2,678,634
Bermuda — 0.8%
Hiscox, Ltd.	64,574	1,520,962
Kerry Properties, Ltd.	299,357	792,234
Lancashire Holdings, Ltd.	18,728	152,461
		2,465,657
Brazil — 3.0%
Compass Gas e Energia SA	80,600	427,721
Itausa SA (Preference Shares)	525,372	1,345,572
Raia Drogasil SA	564,938	2,093,089
Rumo SA	145,965	396,991
TIM SA	38,283	166,199
TOTVS SA	337,273	2,211,023
WEG SA	253,369	2,214,979
		8,855,574
British Virgin Islands — 0.2%
Talon Metals Corp.#†	122,696	608,741
Canada — 3.5%
CCL Industries, Inc., Class B	27,626	1,784,223
Collective Mining, Ltd.#†	27,849	453,090
Descartes Systems Group, Inc.†	14,901	1,099,647
Faraday Copper Corp.†	231,257	1,029,934
Hemlo Mining Corp.†	68,859	319,659
IMAX Corp.#†	12,421	492,865
Lionsgate Studios Corp.#†	26,223	376,300
LunR Royalties Corp.#†	48,547	770,822
Methanex Corp.	7,331	433,697
Montage Gold Corp.†	57,189	694,822
NGEx Minerals, Ltd.#†	32,707	683,249
PMET Resources, Inc.†	28,937	148,605
PMET Resources, Inc. CDI†	167,172	87,112
Security Description	Shares or Principal Amount	Value

Canada (continued)
PrairieSky Royalty, Ltd.#	27,616	$659,627
Sprott, Inc.	6,502	851,827
Topaz Energy Corp.	19,839	457,463
Xenon Pharmaceuticals, Inc.†	3,858	211,148
		10,554,090
China — 1.4%
ENN Energy Holdings, Ltd.	126,281	884,639
Hangzhou Tigermed Consulting Co., Ltd.*#	44,751	176,677
Hesai Group ADR#†	1,316	24,872
Kanzhun, Ltd. ADR	7,563	102,630
Pony AI, Inc.#†	9,394	94,222
Shandong Weigao Group Medical Polymer Co., Ltd.	257,406	110,361
Shanghai V-Test Semiconductor Tech. Co., Ltd., Class A	33,425	754,569
Tingyi Cayman Islands Holding Corp.	1,138,000	1,735,265
Yadea Group Holdings, Ltd.*	90,180	129,685
Zhongsheng Group Holdings, Ltd.	40,748	32,029
		4,044,949
Denmark — 2.2%
ALK-Abello A/S	14,736	616,324
Alm Brand A/S	70,668	165,759
Chemometec A/S	29,722	1,739,417
FLSmidth & Co. A/S	11,686	918,247
Pandora A/S	17,625	1,653,096
ROCKWOOL A/S, Class B	17,919	566,003
Royal Unibrew A/S	12,532	816,724
		6,475,570
Finland — 1.6%
Elisa Oyj	43,724	2,097,106
Kemira Oyj	24,087	501,216
Konecranes OYJ	23,038	761,539
Wartsila OYJ Abp	33,812	1,376,397
		4,736,258
France — 4.6%
Alten SA	19,589	1,485,159
Arkema SA	4,821	342,454
Ayvens SA*	67,002	904,990
Gaztransport Et Technigaz SA	6,092	1,406,219
Interparfums SA	49,044	1,425,546
JCDecaux SE	57,072	1,254,156
Legrand SA	8,508	1,465,239
Medincell SA†	18,451	608,190
Neurones	36,772	1,672,743
SEB SA	4,213	245,604
Thermador Groupe	177	14,452
Valeo SE	28,576	442,303
Vallourec SACA	75,679	2,111,465
Vetoquinol SA	3,108	261,375
		13,639,895
Germany — 3.3%
Atoss Software SE	7,147	641,892
Aumovio SE†	8,992	420,580
Carl Zeiss Meditec AG	46,081	1,391,021
CTS Eventim AG & Co. KGaA	36,169	2,621,954
Fuchs SE (Preference Shares)	34,448	1,579,079
Knorr-Bremse AG	19,371	2,343,032
United Internet AG	30,026	923,188
		9,920,746

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Greece — 0.5%
Alpha Bank SA	96,305	$439,211
Hellenic Telecommunications Organization SA	52,044	1,104,208
		1,543,419
Hong Kong — 1.9%
Chow Tai Fook Jewellery Group, Ltd.#	1,257,800	1,763,864
Dah Sing Financial Holdings, Ltd.	109,819	594,715
HKT Trust & HKT, Ltd.	883,000	1,363,332
Hysan Development Co., Ltd.	617,394	1,469,254
Impro Precision Industries, Ltd.*	114,213	143,406
Stella International Holdings, Ltd.#	191,223	322,328
		5,656,899
Indonesia — 1.5%
Indofood CBP Sukses Makmur Tbk PT	2,976,900	1,182,764
Selamat Sempurna Tbk PT	6,634,800	633,035
Telkom Indonesia Persero Tbk PT	8,897,300	1,508,608
United Tractors Tbk PT	804,200	1,031,689
		4,356,096
Ireland — 2.0%
Allegion PLC	14,438	1,877,951
Bank of Cyprus Holdings PLC (ASE)†	51,660	566,408
Bank of Cyprus Holdings PLC (CSE)	13,952	154,274
ICON PLC†	21,062	2,865,906
Irish Residential Properties REIT PLC#	412,094	536,424
		6,000,963
Israel — 2.7%
Camtek, Ltd.#†	6,663	1,143,770
Cellebrite DI, Ltd.†	68,330	1,006,501
First International Bank of Israel, Ltd.	5,869	499,162
Fiverr International, Ltd.#†	47,621	523,355
Melisron, Ltd.	6,916	1,090,322
Menora Mivtachim Holdings, Ltd.	4,878	905,012
Nova, Ltd.#†	1,685	846,426
SimilarWeb, Ltd.†	129,954	539,309
Tower Semiconductor, Ltd.†	3,417	872,121
Wix.com, Ltd.#†	12,583	705,403
		8,131,381
Italy — 2.3%
Azimut Holding SpA	802	32,601
De' Longhi SpA#	16,948	705,327
Interpump Group SpA	34,514	1,444,426
Italgas SpA#	140,531	1,649,808
Recordati Industria Chimica e Farmaceutica SpA	42,255	2,538,240
Saipem SpA#	97,529	468,682
		6,839,084
Japan — 25.8%
ABC-Mart, Inc.	45,351	749,467
Activia Properties, Inc.#	764	627,452
ALSOK Co., Ltd.	66,500	470,154
and ST HD Co., Ltd.#	32,648	668,273
As One Corp.	61,000	808,533
Asahi Intecc Co., Ltd.	21,555	509,692
ASKUL Corp.#	53,008	390,076
Azbil Corp.	330,200	3,446,818
BayCurrent, Inc.	9,273	326,984
Canon Marketing Japan, Inc.	33,240	743,421
Capcom Co., Ltd.	10,295	194,956
Cosmo Energy Holdings Co., Ltd.	23,200	544,657
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daiei Kankyo Co., Ltd.	12,517	$309,261
Denka Co., Ltd.#	3,254	91,471
Disco Corp.	5,000	2,043,450
FP Corp.	19,543	293,271
Fujimi, Inc.#	46,300	1,151,213
Fukui Computer Holdings, Inc.	32,600	634,540
Fukuoka Financial Group, Inc.	35,062	1,443,296
Funai Soken Holdings, Inc.	67,900	458,308
Furukawa Electric Co., Ltd.	6,047	1,976,623
GMO Payment Gateway, Inc.	7,610	418,523
Goldwin, Inc.	30,254	400,816
Hachijuni Nagano Bank, Ltd.	44,971	656,077
Harmonic Drive Systems, Inc.	4,311	211,131
Hitachi Construction Machinery Co., Ltd.	36,003	1,175,271
Hokuhoku Financial Group, Inc.#	25,806	1,046,078
Hoshizaki Corp.	33,254	1,099,941
Ibiden Co., Ltd.	12,821	1,851,524
Japan Steel Works, Ltd.#	8,920	429,520
Katitas Co., Ltd.#	50,400	1,098,094
Keihanshin Building Co., Ltd.	40,200	535,108
Kikkoman Corp.#	247,300	2,162,992
Koito Manufacturing Co., Ltd.	19,933	350,062
Kokusai Electric Corp.	27,016	1,392,826
Kyoto Financial Group, Inc.	27,702	768,625
Kyushu Electric Power Co., Inc.	141,962	1,460,934
Lion Corp.	18,800	191,169
M3, Inc.	51,799	463,139
Marui Group Co., Ltd.	46,405	794,857
Maruwa Co., Ltd	2,370	1,107,731
Mebuki Financial Group, Inc.	220,529	1,840,915
MEITEC Group Holdings, Inc.	65,400	1,237,247
MISUMI Group, Inc.	96,884	2,295,189
Mitsubishi Gas Chemical Co., Inc.	20,581	716,552
Mitsui Kinzoku Co., Ltd.	916	296,946
Morinaga & Co., Ltd.	12,979	203,040
Nabtesco Corp.#	22,944	797,094
Nichias Corp.	18,090	401,066
Nissan Chemical Corp.	9,387	442,577
NOF Corp.	51,300	900,283
Nomura Real Estate Holdings, Inc.	113,488	648,157
Nomura Research Institute, Ltd.#	62,600	1,973,925
NSD Co., Ltd.	61,000	976,674
Nxera Pharma Co., Ltd.#†	44,216	296,226
OBIC Business Consultants Co., Ltd.#	24,300	933,307
Obic Co., Ltd.	87,300	2,186,543
Olympus Corp.#	214,600	2,405,854
Omron Corp.	15,438	556,782
Open House Group Co., Ltd.	9,955	540,426
Penta-Ocean Construction Co., Ltd.	86,069	961,126
Persol Holdings Co., Ltd.	323,745	492,737
PILLAR Corp.#	5,316	314,090
Relo Group, Inc.	26,567	307,181
Resonac Holdings Corp.	3,913	459,934
Resorttrust, Inc.	63,071	672,628
Rohto Pharmaceutical Co., Ltd.	26,933	402,646
Sanki Engineering Co., Ltd.#	49,971	726,668
Sansan, Inc.	25,438	268,172
Sega Sammy Holdings, Inc.#	62,997	913,914
Seria Co., Ltd.	62,900	1,498,794
Shikoku Kasei Holdings Corp.#	11,227	440,579
Shimadzu Corp.	7,505	177,888
Shimamura Co., Ltd.	51,119	1,056,627
Shimano, Inc.#	15,800	1,637,391

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimizu Corp.	66,583	$1,121,039
SHO-BOND Holdings Co., Ltd.	166,300	1,329,753
Sinfonia Technology Co., Ltd.#	1,066	92,032
Sumitomo Chemical Co., Ltd.	56,500	216,471
Sumitomo Rubber Industries, Ltd.	15,071	196,922
Sundrug Co., Ltd.	10,396	236,752
Taiheiyo Cement Corp.	18,704	532,001
THK Co., Ltd.	9,512	456,294
TKC Corp.#	43,400	934,681
Tochigi Bank Ltd.	26,832	159,039
Tokyotokeiba Co., Ltd.	19,106	566,228
Toyo Suisan Kaisha, Ltd.	32,333	2,265,634
Toyoda Gosei Co., Ltd.	8,481	257,042
Ulvac, Inc.	14,845	885,862
USS Co., Ltd.	85,700	945,705
Vision, Inc.#	32,600	218,405
Visional, Inc.#†	2,729	134,509
Yaskawa Electric Corp.#	20,573	931,091
		76,954,972
Luxembourg — 0.7%
Subsea 7 SA	18,663	615,611
Tenaris SA ADR#	25,537	1,555,969
		2,171,580
Mauritius — 0.4%
Alphamin Resources Corp.#	818,262	795,322
MakeMyTrip, Ltd.#†	5,857	273,756
		1,069,078
Mexico — 1.4%
Esentia Energy Development SAB de CV†	127,299	416,987
Gruma SAB de CV, Class B#	123,275	2,071,933
Grupo Aeroportuario del Sureste SAB de CV, Class B#	11,053	327,644
Regional SAB de CV	185,364	1,437,301
		4,253,865
Netherlands — 3.2%
Arcadis NV#	74,480	3,040,571
IMCD NV#	16,588	1,709,223
Immatics NV†	31,377	361,149
Koninklijke Vopak NV	8,784	468,841
Pharvaris NV†	18,837	568,124
SBM Offshore NV	12,694	483,277
Technip Energies NV	37,801	1,563,470
Wereldhave NV	54,280	1,323,225
		9,517,880
Norway — 0.9%
Europris ASA*	58,889	589,753
Gjensidige Forsikring ASA	56,802	1,568,952
Storebrand ASA	28,796	547,801
		2,706,506
Poland — 0.1%
Alior Bank SA	11,185	388,279
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC†(1)(2)	205,642	0
Singapore — 0.2%
City Developments, Ltd.	111,325	748,418
Slovenia — 0.3%
Nova Ljubljanska Banka dd GDR	15,350	787,786
Security Description	Shares or Principal Amount	Value

South Africa — 0.2%
Hudaco Industries, Ltd.	41,235	$500,211
South Korea — 0.8%
Coway Co., Ltd.	24,986	1,492,196
Park Systems Corp.	4,592	839,480
		2,331,676
Spain — 0.5%
Almirall SA	29,710	394,360
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	88,196	122,829
Logista Integral SA	12,548	490,598
Merlin Properties Socimi SA	20,357	359,015
		1,366,802
Sweden — 4.2%
AddTech AB, Class B	38,692	1,380,375
Billerud Aktiebolag	50,907	337,980
Camurus AB†	4,655	265,443
Castellum AB	42,289	574,809
Haypp Group AB†	40,372	673,369
Hexpol AB	163,454	1,293,208
Karnov Group AB†	166,689	1,279,987
Loomis AB	34,080	1,683,865
Mycronic AB	59,920	1,933,929
NOBA Bank Group AB	41,626	351,651
Svenska Handelsbanken AB, Class A	166,382	2,458,852
Thule Group AB*	13,776	325,559
		12,559,027
Switzerland — 5.3%
BKW AG	9,453	1,792,382
Bucher Industries AG	2,279	924,097
Cembra Money Bank AG	12,619	1,535,847
Oculis Holding AG†	14,922	338,804
Partners Group Holding AG#	3,015	3,195,193
Siegfried Holding AG#	5,061	530,382
Sika AG	7,863	1,544,293
Sulzer AG#	5,559	1,056,178
Tecan Group AG	12,208	2,430,495
VZ Holding AG	13,622	2,593,337
		15,941,008
Taiwan — 2.2%
Advantech Co., Ltd.	207,000	3,270,977
ASPEED Technology, Inc.	2,205	1,333,889
Minth Group, Ltd.	2,894	13,959
Nien Made Enterprise Co., Ltd.	192,000	1,946,019
		6,564,844
United Kingdom — 12.3%
Babcock International Group PLC	44,606	658,677
BP Marsh & Partners PLC	11,349	105,458
Bunzl PLC	86,524	2,742,924
Ceres Power Holdings PLC†	24,885	283,014
Coats Group PLC	632,683	696,112
Currys PLC	637,293	1,290,796
Diploma PLC	11,612	1,093,088
easyJet PLC#	83,750	448,889
Elementis PLC	201,236	416,263
Games Workshop Group PLC	3,941	1,054,038
Genuit Group Plc	200,748	705,606
Genus PLC	15,639	490,301
Hammerson PLC	335,994	1,560,162

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Hikma Pharmaceuticals PLC	20,959	$416,608
Hill & Smith PLC	35,561	1,326,553
Howden Joinery Group PLC	153,892	1,591,652
ICG PLC	10,002	251,479
IMI PLC	76,543	2,867,698
Immunocore Holdings PLC ADR†	7,949	229,647
Inchcape PLC	56,407	642,270
Intertek Group PLC	35,996	2,578,913
Kingfisher PLC	156,604	606,333
Marks & Spencer Group PLC	266,961	1,279,519
QinetiQ Group PLC	57,891	392,538
Quilter PLC*	122,766	320,738
Rathbones Group PLC	40,460	1,078,852
Rightmove PLC	228,943	1,294,008
Rotork PLC	567,737	2,344,176
RS Group PLC	68,077	611,501
Safestore Holdings PLC#	32,578	281,663
Shawbrook Group PLC*†	124,358	531,726
SigmaRoc PLC†	481,857	809,199
Softcat PLC	47,120	1,102,239
Spirax Group PLC	25,751	2,415,383
Trainline PLC*†	235,019	696,300
Weir Group PLC	40,100	1,320,905
		36,535,228
United States — 0.4%
PriceSmart, Inc.	7,447	1,265,916
Total Common Stocks (cost $268,333,919)		288,294,267
UNAFFILIATED INVESTMENT COMPANIES — 1.6%
United States — 1.6%
iShares MSCI EAFE Small-Cap ETF# (cost $4,564,114)	53,475	4,625,053
WARRANTS — 0.0%
Canada — 0.0%
Motoges Metals, Inc.† Expires 01/22/2029 (cost $0)	545,650	19,789
RIGHTS — 0.0%
Spain — 0.0%
Almirall SA† Expires 06/04/2026; Strike Price: $0.00 (cost $6,488)	29,710	6,026
Total Long-Term Investment Securities (cost $272,904,521)		292,945,135
SHORT-TERM INVESTMENTS — 2.3%
Unaffiliated Investment Companies — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4) (cost $6,761,371)	6,761,371	6,761,371
TOTAL INVESTMENTS (cost $279,665,892)(5)	100.6%	299,706,506
Other assets less liabilities	(0.6)	(1,661,897)
NET ASSETS	100.0%	$298,044,609

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was $6,142,721 representing 2.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Moscow Exchange MICEX-RTS PJSC	03/26/20, 03/27/20 10/19/20	205,642	$256,066	$0	$0.00	0.0%

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $33,363,040. This was secured by collateral of $6,761,371, which was received in cash and subsequently invested in short-term investments currently valued at $6,761,371 as reported in the
Portfolio of Investments. Additional collateral of $28,549,605 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$7,728
Government National Mtg. Assoc.	2.30% to 2.45%	07/16/2057 to 12/16/2057	41,039
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	100,955
United States Treasury Notes/Bonds	0.13% to 6.50%	06/30/2026 to 02/15/2056	28,399,883

(5)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASE—Athens Stock Exchange
CDI—CHESS Depositary Interest
CSE—Cyprus Stock Exchange
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*
Banks	7.1%
Machinery-Diversified	6.5
Retail	5.1
Electronics	4.2
Computers	3.9
Commercial Services	3.9
Food	3.7
Miscellaneous Manufacturing	3.6
Engineering & Construction	3.2
Semiconductors	3.2
Healthcare-Products	3.0
Software	2.8
Chemicals	2.5
Mining	2.5
Real Estate	2.4
Distribution/Wholesale	2.4
Building Materials	2.3
Short-Term Investments	2.3
Telecommunications	2.3
REITS	2.0
Metal Fabricate/Hardware	2.0
Insurance	2.0
Internet	1.9
Pharmaceuticals	1.9
Diversified Financial Services	1.8
Home Furnishings	1.7
Unaffiliated Investment Companies	1.6
Electric	1.5
Entertainment	1.4
Private Equity	1.2
Electrical Components & Equipment	1.2
Gas	1.1
Healthcare-Services	1.0
Auto Parts & Equipment	0.9
Packaging & Containers	0.9
Machinery-Construction & Mining	0.9
Pipelines	0.8
Leisure Time	0.7
Cosmetics/Personal Care	0.7
Housewares	0.7
Biotechnology	0.6
Oil & Gas	0.6
Oil & Gas Services	0.6
Investment Companies	0.5
Advertising	0.4
Toys/Games/Hobbies	0.4
Transportation	0.3
Beverages	0.3
Hand/Machine Tools	0.2
Office/Business Equipment	0.2
Textiles	0.2
Lodging	0.2
Coal	0.2
Home Builders	0.2
Agriculture	0.2
Airlines	0.2
Iron/Steel	0.1
Aerospace/Defense	0.1
Apparel	0.1
Environmental Control	0.1
Energy-Alternate Sources	0.1
100.6%

*	Calculated as a percentage of net assets

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Switzerland	15,602,204	338,804	—	15,941,008
Other Countries	272,353,259	—	—	272,353,259
Unaffiliated Investment Companies	4,625,053	—	—	4,625,053
Warrants	—	19,789	—	19,789
Rights	6,026	—	—	6,026
Short-Term Investments	6,761,371	—	—	6,761,371
Total Investments at Value	$299,347,913	$358,593	$0	$299,706,506

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Australia — 5.6%
APA Group	117,773	$853,266
ASX, Ltd.	2,642	87,788
Brambles, Ltd.	55,761	664,096
Cochlear, Ltd.	1,082	78,158
Coles Group, Ltd.	29,295	457,332
Commonwealth Bank of Australia	10,258	1,216,682
Computershare, Ltd.	26,134	649,732
CSL, Ltd.	11,713	813,333
Evolution Mining, Ltd.	99,198	865,565
Goodman Group	62,615	1,425,294
Lynas Rare Earths, Ltd.†	25,379	350,048
Macquarie Group, Ltd.	12,276	2,104,817
Medibank Private, Ltd.	16,248	56,056
Northern Star Resources, Ltd.	106,276	1,436,819
Origin Energy, Ltd.	73,263	572,390
PLS Group, Ltd.†	90,018	417,965
Pro Medicus, Ltd.	457	43,443
Qantas Airways, Ltd.	20,794	141,087
QBE Insurance Group, Ltd.	57,944	942,894
Scentre Group	272,778	750,907
Sigma Healthcare, Ltd.	175,093	369,993
Sonic Healthcare, Ltd.	47,314	663,816
South32, Ltd.	556,397	1,923,569
Stockland	134,404	396,072
Suncorp Group, Ltd.	58,934	736,196
Telstra Group, Ltd.	30,862	115,568
Transurban Group	181,398	1,953,090
Vicinity, Ltd.	260,754	474,165
Washington H. Soul Pattinson & Co., Ltd.	41,576	1,299,900
Wesfarmers, Ltd.	33,956	1,947,345
Westpac Banking Corp.	114,054	2,951,148
Woodside Energy Group, Ltd.	74,852	1,649,504
Woolworths Group, Ltd.	5,466	138,408
		28,546,446
Austria — 0.7%
Erste Group Bank AG	7,093	852,147
OMV AG	34,322	2,468,045
Raiffeisen Bank International AG	3,706	213,627
Verbund AG	2,542	170,635
		3,704,454
Belgium — 1.0%
Ageas SA	4,006	311,195
D'ieteren Group	1,867	373,252
Elia Group SA	898	139,622
Financiere de Tubize SA	564	147,885
Groupe Bruxelles Lambert NV	12,784	1,206,321
KBC Group NV	15,132	2,011,213
Sofina SA	422	109,765
Syensqo SA	5,684	445,524
UCB SA	1,488	436,851
		5,181,628
Bermuda — 0.2%
Aegon, Ltd.	60,528	516,226
CK Infrastructure Holdings, Ltd.	12,500	94,664
Hongkong Land Holdings, Ltd.	21,300	162,306
		773,196
Denmark — 1.3%
AP Moller-Maersk A/S, Series B	373	920,312
Coloplast A/S, Class B	2,853	176,227
Security Description	Shares or Principal Amount	Value

Denmark (continued)
Demant A/S†	4,073	$159,036
DSV A/S	8,084	2,030,541
Genmab A/S†	1,604	426,549
Novonesis (Novozymes), Class B	12,875	748,459
Orsted A/S*†	31,726	812,738
Pandora A/S	2,357	221,069
ROCKWOOL A/S, Class B	9,823	310,277
Vestas Wind Systems A/S	32,535	914,194
		6,719,402
Finland — 1.6%
Elisa Oyj	2,995	143,647
Kesko Oyj, Class B	9,720	235,591
Kone Oyj, Class B	8,300	496,254
Metso Oyj	9,703	185,382
Neste Oyj	31,325	1,028,895
Nokia Oyj	138,407	2,016,359
Nordea Bank Abp	94,264	1,810,868
Orion Oyj, Class B	5,493	458,744
Sampo Oyj, Class A	73,020	771,986
UPM-Kymmene Oyj	25,250	737,468
Wartsila OYJ Abp	7,246	294,966
		8,180,160
France — 7.5%
Accor SA	8,001	438,901
Aeroports de Paris SA	2,429	325,816
Air Liquide SA	24,588	5,107,234
Alstom SA†	24,771	495,224
Amundi SA*	3,485	341,249
AXA SA	82,365	3,816,882
BioMerieux	1,580	137,020
BNP Paribas SA	6,293	682,267
Bureau Veritas SA	8,771	265,993
Capgemini SE	4,578	544,390
Carrefour SA	6,535	122,226
Covivio SA	3,180	204,931
Credit Agricole SA	109,549	2,121,114
Dassault Systemes SE	19,460	426,839
Eiffage SA	10,462	1,522,309
EssilorLuxottica SA	9,576	1,956,328
Gecina SA	2,448	209,725
Getlink SE	36,038	788,571
Hermes International S.C.A.	1,564	2,955,284
Ipsen SA	5,043	921,145
Kering SA	3,185	948,621
Klepierre SA	16,114	658,214
Legrand SA	8,364	1,440,439
Orange SA	68,021	1,422,957
Publicis Groupe SA	14,226	1,389,515
Rexel SA	16,485	707,786
Sartorius Stedim Biotech	1,176	244,297
Schneider Electric SE	16,110	5,072,549
Societe Generale SA	30,853	2,577,744
Sodexo SA	7,791	428,926
		38,274,496
Germany — 8.5%
adidas AG	6,662	1,294,575
Allianz SE	11,586	5,156,907
Bayerische Motoren Werke AG	20,522	1,789,519
Bayerische Motoren Werke AG (Preference Shares)	7,692	669,756
Beiersdorf AG	8,356	674,258
Brenntag SE	3,761	248,031

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Commerzbank AG	30,036	$1,298,359
Daimler Truck Holding AG	25,966	1,276,586
Deutsche Boerse AG	4,875	1,407,903
Deutsche Post AG	10,262	612,843
E.ON SE	67,180	1,426,129
Evonik Industries AG	26,479	519,179
Fresenius Medical Care AG	3,034	131,610
Fresenius SE & Co. KGaA	13,396	566,722
GEA Group AG	6,949	449,440
Hannover Rueck SE	3,119	845,471
Henkel AG & Co. KGaA	4,406	320,170
Henkel AG & Co. KGaA (Preference Shares)	10,405	809,254
HOCHTIEF AG	438	248,596
Infineon Technologies AG	40,710	3,851,438
Knorr-Bremse AG	1,764	213,366
Merck KGaA	9,239	1,410,088
Muenchener Rueckversicherungs-Gesellschaft AG	4,879	2,573,978
RWE AG	13,738	874,269
SAP SE	28,580	5,175,702
Sartorius AG (Preference Shares)	1,106	316,188
Siemens AG	22,253	7,002,900
Siemens Healthineers AG*	16,778	683,379
Symrise AG	5,944	548,407
Vonovia SE	25,103	627,473
Zalando SE*†	12,172	330,658
		43,353,154
Hong Kong — 2.6%
AIA Group, Ltd.	272,600	2,860,997
BOC Hong Kong Holdings, Ltd.	208,000	1,272,381
CK Asset Holdings, Ltd.	159,500	963,484
Henderson Land Development Co., Ltd.	140,000	553,076
HKT Trust & HKT, Ltd.	203,000	313,428
Hong Kong & China Gas Co., Ltd.	632,000	578,218
Hong Kong Exchanges & Clearing, Ltd.	34,000	1,734,512
Link REIT	72,400	373,044
MTR Corp., Ltd.	81,500	328,001
Power Assets Holdings, Ltd.	68,500	525,316
SITC International Holdings Co., Ltd.	62,000	273,889
Sun Hung Kai Properties, Ltd.	79,500	1,336,007
Swire Pacific, Ltd., Class A	59,500	619,531
Techtronic Industries Co., Ltd.	22,000	326,481
WH Group, Ltd.*	859,000	991,968
Wharf Real Estate Investment Co., Ltd.	85,000	260,741
		13,311,074
Ireland — 0.6%
AIB Group PLC	62,526	736,596
Bank of Ireland Group PLC	74,626	1,517,608
Kerry Group PLC, Class A	10,455	895,701
Kingspan Group PLC	104	9,535
Octave Intelligence PLC†	5,029	85,731
		3,245,171
Israel — 1.2%
Bank Hapoalim BM	71,791	1,846,018
Bank Leumi Le-Israel BM	78,987	2,003,320
Check Point Software Technologies, Ltd.†	535	72,252
CyberArk Software, Ltd.†	20	900
ICL Group, Ltd.	46,403	306,116
Israel Discount Bank, Ltd., Class A	62,143	690,086
Security Description	Shares or Principal Amount	Value

Israel (continued)
Mizrahi Tefahot Bank, Ltd.	8,963	$688,875
Tower Semiconductor, Ltd.†	1,378	393,777
		6,001,344
Italy — 3.5%
Banca Monte dei Paschi di Siena SpA	9,811	105,601
Banco BPM SpA	73,493	1,155,964
BPER Banca SpA	72,942	988,454
Buzzi SpA	454	24,624
FinecoBank Banca Fineco SpA	17,326	423,582
Generali	25,898	1,169,329
Intesa Sanpaolo SpA	604,657	4,095,513
Moncler SpA	13,146	856,529
Poste Italiane SpA	13,350	394,892
Prysmian SpA	8,362	1,443,508
Recordati Industria Chimica e Farmaceutica SpA	12,009	721,376
Snam SpA	59,694	436,283
Telecom Italia SpA†	498,492	423,754
Terna - Rete Elettrica Nazionale	119,137	1,369,047
UniCredit SpA	50,707	4,390,898
		17,999,354
Japan — 23.6%
Advantest Corp.	19,700	3,237,051
Aeon Co., Ltd.	75,500	659,644
Aisin Corp.	18,000	272,772
Ajinomoto Co., Inc.	31,400	1,015,746
Asahi Kasei Corp.	22,800	255,823
Asics Corp.	14,000	425,718
Astellas Pharma, Inc.	99,300	1,423,426
Bandai Namco Holdings, Inc.	12,200	278,907
Canon, Inc.	11,100	294,671
Central Japan Railway Co.	24,900	543,918
Chiba Bank, Ltd.	12,400	181,097
Chubu Electric Power Co., Inc.	5,200	95,501
Chugai Pharmaceutical Co., Ltd.	18,900	936,545
Daifuku Co., Ltd.	3,200	146,895
Dai-ichi Life Group, Inc.	74,800	768,360
Daiichi Sankyo Co., Ltd.	51,200	868,148
Daikin Industries, Ltd.	3,200	467,849
Daiwa House Industry Co., Ltd.	10,000	272,125
Daiwa Securities Group, Inc.	12,200	114,941
Denso Corp.	97,900	1,172,845
Disco Corp.	2,600	1,062,594
East Japan Railway Co.	30,700	657,699
Ebara Corp.	13,000	463,875
Eisai Co., Ltd.	19,100	477,785
ENEOS Holdings, Inc.	93,000	762,324
FANUC Corp.	36,300	1,798,761
Fast Retailing Co., Ltd.	5,200	2,688,073
Fuji Electric Co., Ltd.	1,400	135,723
FUJIFILM Holdings Corp.	30,300	632,007
Fujikura, Ltd.	38,500	1,153,320
Fujitsu, Ltd.	47,000	993,916
Hoya Corp.	8,400	1,428,261
Ibiden Co., Ltd.	100	14,441
Idemitsu Kosan Co., Ltd.	174,300	1,530,522
Inpex Corp.	56,700	1,283,062
Isuzu Motors, Ltd.	52,100	768,259
ITOCHU Corp.	196,500	2,388,006
Japan Exchange Group, Inc.	900	11,025
Japan Post Bank Co., Ltd.	53,800	1,036,714
Japan Post Holdings Co., Ltd.	29,700	385,644

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JFE Holdings, Inc.	89,900	$959,878
JX Advanced Metals Corp.	15,700	387,312
Kajima Corp.	34,000	1,261,030
Kao Corp.	20,900	802,458
KDDI Corp.	102,100	1,755,570
Keyence Corp.	5,400	2,716,190
Kioxia Holdings Corp.†	6,400	2,646,156
Komatsu, Ltd.	32,000	1,321,470
Kubota Corp.	41,700	744,115
Kyocera Corp.	38,700	846,338
Kyowa Kirin Co., Ltd.	13,400	210,762
Lasertec Corp.	2,200	554,334
Marubeni Corp.	79,200	2,583,890
Mitsubishi Chemical Group Corp.	63,300	455,876
Mitsubishi Corp.	19,000	604,244
Mitsubishi Electric Corp.	56,900	2,342,952
Mitsubishi Estate Co., Ltd.	42,200	1,074,707
Mitsubishi UFJ Financial Group, Inc.	304,300	5,730,045
Mitsui Fudosan Co., Ltd.	98,800	949,445
Mitsui Kinzoku Co., Ltd.	1,500	486,265
Mitsui OSK Lines, Ltd.	10,700	367,898
Mizuho Financial Group, Inc.	68,100	3,076,505
MS&AD Insurance Group Holdings, Inc.	44,100	1,187,057
Murata Manufacturing Co., Ltd.	57,400	3,468,904
NEC Corp.	30,500	785,744
Nexon Co., Ltd.	10,900	153,304
NIDEC Corp.†	16,700	292,760
Nintendo Co., Ltd.	24,400	1,095,101
Nippon Paint Holdings Co., Ltd.	18,700	124,048
Nippon Steel Corp.	24,600	87,517
Nippon Yusen KK	17,400	580,455
Nitto Denko Corp.	11,400	214,056
Nomura Holdings, Inc.	13,700	110,536
Nomura Research Institute, Ltd.	3,900	122,976
NTT, Inc.	100,900	94,714
Obayashi Corp.	25,700	523,634
Olympus Corp.	10,000	112,109
Oriental Land Co., Ltd.	8,600	123,953
ORIX Corp.	17,000	665,739
Osaka Gas Co., Ltd.	29,200	982,898
Otsuka Holdings Co., Ltd.	16,700	1,228,396
Pan Pacific International Holdings Corp.	36,200	199,610
Panasonic Holdings Corp.	8,800	204,439
Rakuten Group, Inc.†	13,300	62,239
Recruit Holdings Co., Ltd.	33,100	2,196,760
Renesas Electronics Corp.	42,600	1,203,654
Resona Holdings, Inc.	63,900	818,284
Ryohin Keikaku Co., Ltd.	15,000	365,711
Sanrio Co., Ltd.	6,500	34,944
SBI Holdings, Inc.	16,600	303,306
Seibu Holdings, Inc.	5,900	104,449
Seven & i Holdings Co., Ltd.	49,300	575,603
Shimano, Inc.	500	51,816
Shin-Etsu Chemical Co., Ltd.	47,500	2,313,785
Shionogi & Co., Ltd.	33,800	636,675
Shiseido Co., Ltd.	22,900	404,109
SMC Corp.	1,600	694,289
SoftBank Corp.	1,092,100	1,476,339
SoftBank Group Corp.	92,400	4,346,017
Sompo Holdings, Inc.	26,600	995,089
Sony Group Corp.	133,000	2,876,037
Subaru Corp.	48,600	745,181
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Corp.	46,300	$2,063,753
Sumitomo Electric Industries, Ltd.	20,800	1,643,600
Sumitomo Metal Mining Co., Ltd.	7,400	422,492
Sumitomo Mitsui Financial Group, Inc.	103,800	3,792,498
Sumitomo Mitsui Trust Group, Inc.	10,400	357,452
Sumitomo Realty & Development Co., Ltd.	9,200	214,714
Suntory Beverage & Food, Ltd.	11,900	323,455
Suzuki Motor Corp.	106,300	1,317,195
T&D Holdings, Inc.	7,000	184,334
Taisei Corp.	1,200	105,560
Takeda Pharmaceutical Co., Ltd.	46,900	1,507,137
TDK Corp.	57,800	1,490,864
Tokio Marine Holdings, Inc.	45,900	2,049,382
Tokyo Electron, Ltd.	12,000	3,949,644
Tokyo Gas Co., Ltd.	21,500	861,269
Toppan Holdings, Inc.	600	17,186
Toray Industries, Inc.	65,700	491,724
Toyota Motor Corp.	64,300	1,228,146
Unicharm Corp.	31,700	188,729
West Japan Railway Co.	9,600	158,438
Yamaha Motor Co., Ltd.	96,500	794,346
		120,705,588
Jersey — 0.1%
Wise Group PLC, Class A†	17,608	221,477
Luxembourg — 0.7%
Eurofins Scientific SE	3,690	268,829
Spotify Technology SA†	3,513	1,748,350
Tenaris SA	49,381	1,502,731
		3,519,910
Netherlands — 8.0%
ABN AMRO Bank NV CVA	31,505	1,253,822
Adyen NV*†	747	818,413
AerCap Holdings NV	1,123	156,535
Akzo Nobel NV	11,652	892,378
Argenx SE†	1,725	1,439,816
ASM International NV	952	997,595
ASML Holding NV	10,491	16,945,382
ASR Nederland NV	4,415	331,123
BE Semiconductor Industries NV	1,430	474,365
Euronext NV*	985	160,387
EXOR NV	2,671	208,580
Ferrari NV	3,809	1,311,519
Ferrovial NV	44,502	3,046,948
ING Groep NV	90,671	2,823,755
Koninklijke Ahold Delhaize NV	48,882	2,062,267
Koninklijke KPN NV	146,860	765,015
Nebius Group NV†	3,203	740,181
NN Group NV	17,789	1,487,294
Prosus NV	47,996	2,184,438
QIAGEN NV	3,647	134,613
STMicroelectronics NV	25,038	1,721,595
Universal Music Group NV	25,864	588,271
Wolters Kluwer NV	7,086	504,337
		41,048,629
New Zealand — 0.1%
Auckland International Airport, Ltd.	801	3,967
Meridian Energy, Ltd.	77,092	270,998
		274,965

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 1.2%
Aker BP ASA	47,417	$1,705,616
DNB Bank ASA	25,803	802,014
Equinor ASA	32,917	1,192,943
Mowi ASA	38,141	841,486
Orkla ASA	63,087	666,250
Telenor ASA	30,180	493,184
Yara International ASA	6,204	337,359
		6,038,852
Portugal — 0.8%
EDP SA	292,190	1,488,319
Galp Energia SGPS SA	83,713	1,819,574
Jeronimo Martins SGPS SA	40,329	854,241
		4,162,134
Singapore — 1.8%
CapitaLand Ascendas REIT	23,644	46,315
CapitaLand Integrated Commercial Trust	174,800	310,908
DBS Group Holdings, Ltd.	61,800	3,042,908
Grab Holdings, Ltd., Class A†	7,640	27,046
Keppel, Ltd.	46,700	393,725
Oversea-Chinese Banking Corp., Ltd.	120,500	2,209,363
Sea, Ltd. ADR†	8,019	725,960
Singapore Exchange, Ltd.	24,800	425,171
Singapore Telecommunications, Ltd.	154,300	524,711
United Overseas Bank, Ltd.	37,400	1,101,853
Yangzijiang Shipbuilding Holdings, Ltd.	113,000	322,288
		9,130,248
Spain — 2.8%
Acciona SA	2,024	582,644
ACS Actividades de Construccion y Servicios SA	11,040	1,600,618
Aena SME SA*	81,891	2,378,389
Amadeus IT Group SA	22,347	1,426,827
Banco de Sabadell SA	497,917	1,684,234
Bankinter SA	80,192	1,352,997
CaixaBank SA	235,766	3,189,970
Cellnex Telecom SA*	20,733	696,953
International Consolidated Airlines Group SA	182,065	1,053,096
Mapfre SA	26,024	122,085
Repsol SA	5,474	140,723
		14,228,536
SupraNational — 0.1%
Unibail-Rodamco-Westfield	5,709	661,503
Sweden — 3.2%
AddTech AB, Class B	1,514	54,013
Alfa Laval AB	4,040	227,267
Atlas Copco AB, Class A	101,376	1,948,335
Atlas Copco AB, Class B	46,706	794,191
Boliden AB	35,100	2,188,927
Epiroc AB, Class A	12,571	374,008
Epiroc AB, Class B	33,990	870,264
EQT AB	9,683	335,068
Essity AB, Class B	29,389	826,308
Hexagon AB, Class B	50,296	465,313
Industrivarden AB, Class A	1,908	108,490
Industrivarden AB, Class C	4,681	256,633
Investor AB, Class B	55,075	2,271,155
Sandvik AB	46,829	1,909,556
Skandinaviska Enskilda Banken AB, Class A	50,610	1,013,505
Skanska AB, Class B	3,796	102,947
Security Description	Shares or Principal Amount	Value

Sweden (continued)
SKF AB, Class B	3,865	$101,679
Svenska Handelsbanken AB, Class A	22,553	333,296
Tele2 AB, Class B	6,335	118,904
Telia Co. AB	24,928	133,670
Volvo AB, Class B	47,659	1,680,151
		16,113,680
Switzerland — 9.4%
ABB, Ltd.	57,092	6,116,243
Alcon AG	18,858	1,258,730
Barry Callebaut AG	150	231,183
Belimo Holding AG	136	144,093
Chocoladefabriken Lindt & Spruengli AG	2	244,699
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	28	333,790
Coca-Cola HBC AG	13,845	795,025
DSM-Firmenich AG	9,365	788,228
EMS-Chemie Holding AG	1,367	1,249,573
Galderma Group AG	4,441	947,599
Geberit AG	474	311,770
Givaudan SA	513	1,905,964
Helvetia Baloise Holding AG	3,551	923,519
Holcim AG	15,132	1,500,890
Julius Baer Group, Ltd.	5,886	482,764
Kuehne & Nagel International AG	3,998	923,758
Logitech International SA	6,550	796,355
Lonza Group AG	1,601	1,026,379
Novartis AG	61,671	9,308,920
Partners Group Holding AG	1,019	1,079,901
Sandoz Group AG	15,641	1,314,521
Schindler Holding AG	334	109,757
Schindler Holding AG (Participation Certificate)	5,222	1,766,201
SGS SA	11,982	1,364,372
Sika AG	8,010	1,573,164
Sonova Holding AG	2,014	535,656
Straumann Holding AG	5,214	632,721
Swatch Group AG	4,163	1,153,085
Swiss Life Holding AG	1,350	1,471,501
Swiss Prime Site AG	6,256	1,049,145
Swiss Re AG	12,210	1,841,160
Swisscom AG	1,000	856,447
VAT Group AG*	1,072	838,867
Zurich Insurance Group AG	4,583	3,270,426
		48,146,406
United Kingdom — 11.1%
3i Group PLC	35,737	1,094,890
Admiral Group PLC	9,707	430,867
Anglo American PLC	13,400	719,666
Antofagasta PLC	34,938	1,928,151
Associated British Foods PLC	33,977	833,689
AstraZeneca PLC (LSE)	47,733	8,872,204
Aviva PLC	261,961	2,163,264
Bunzl PLC	35,542	1,126,728
Centrica PLC	471,021	1,189,357
Coca-Cola Europacific Partners PLC	1,865	169,137
Compass Group PLC	82,073	2,640,288
Endeavour Mining PLC	5,437	336,373
Fresnillo PLC	16,584	733,884
GSK PLC	20,881	529,086
Haleon PLC	298,408	1,353,083
Halma PLC	31,063	1,958,599
Informa PLC	114,123	1,246,729

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	13,100	$2,019,365
Intertek Group PLC	11,086	794,250
Kingfisher PLC	196,935	762,485
Land Securities Group PLC	97,015	821,789
Legal & General Group PLC	443,375	1,620,510
London Stock Exchange Group PLC	15,425	1,874,126
M&G PLC	220,155	936,885
Marks & Spencer Group PLC	99,158	475,255
National Grid PLC	257,410	4,144,248
Pearson PLC	52,007	778,821
Prudential PLC	161,810	2,334,900
RELX PLC	52,156	1,720,843
Rentokil Initial PLC	193,090	1,167,034
Sage Group PLC	57,507	652,394
Schroders PLC	86,884	683,319
Segro PLC	90,738	882,994
Severn Trent PLC	2,662	106,472
Smith & Nephew PLC	74,042	1,107,804
Smiths Group PLC	43,501	1,443,480
Spirax Group PLC	5,596	524,892
SSE PLC	76,179	2,391,379
Standard Chartered PLC	18,243	489,760
Standard Life PLC	126,522	1,322,204
United Utilities Group PLC	12,031	217,757
		56,598,961
United States — 0.3%
Sunbelt Rentals Holdings, Inc.	18,368	1,445,088
Total Long-Term Investment Securities (cost $342,527,459)		497,585,856
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1) (cost $2,555,370)	2,555,370	$2,555,370
TOTAL INVESTMENTS (cost $345,082,829)(2)	98.0%	500,141,226
Other assets less liabilities	2.0	10,413,739
NET ASSETS	100.0%	$510,554,965

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was $8,053,001 representing 1.6% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
HSBC Holdings	Pay	Redeia Corp. SA	11,724	2.38% (ESTR + 0.45%)	Monthly	02/10/2028	$201,363	$2,051	$2,051
Hong Kong
BNP Paribas	Pay	Hong Kong Exchanges & Clearing, Ltd.	5,800	2.26% (HONIA + 0.30%)	Monthly	05/24/2027	308,440	(12,285)	(12,285)
								$(10,234)	$(10,234)
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
62	Long	Euro STOXX 50 Index	June 2026	$4,317,948	$4,385,290	$67,342
9	Long	SGX Nikkei 225 Index	June 2026	1,734,211	1,877,813	143,602
						$210,944

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
21	Long	FTSE 100 Index	June 2026	$2,955,848	$2,953,353	$(2,495)
11	Long	SPI 200 Index	June 2026	1,738,714	1,729,493	(9,221)
						$(11,716)
		Net Unrealized Appreciation (Depreciation)				$199,228

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	14.0%
Insurance	8.7
Semiconductors	7.2
Pharmaceuticals	6.4
Chemicals	3.3
Electrical Components & Equipment	3.0
Telecommunications	3.0
Electric	2.9
Commercial Services	2.7
Oil & Gas	2.6
Engineering & Construction	2.5
Mining	2.5
Machinery-Diversified	2.3
Retail	2.1
Food	2.0
Auto Manufacturers	2.0
Electronics	2.0
Distribution/Wholesale	1.9
Miscellaneous Manufacturing	1.8
Transportation	1.7
Diversified Financial Services	1.6
Real Estate	1.5
REITS	1.4
Building Materials	1.4
Software	1.3
Healthcare-Products	1.2
Apparel	1.2
Investment Companies	1.0
Machinery-Construction & Mining	1.0
Cosmetics/Personal Care	0.9
Internet	0.8
Computers	0.7
Gas	0.6
Auto Parts & Equipment	0.6
Home Furnishings	0.6
Food Service	0.6
Biotechnology	0.6
Healthcare-Services	0.5
Hand/Machine Tools	0.5
Short-Term Investments	0.5
Private Equity	0.5
Lodging	0.5
Metal Fabricate/Hardware	0.5
Leisure Time	0.5
Media	0.4
Toys/Games/Hobbies	0.3
Advertising	0.3
Beverages	0.3
Household Products/Wares	0.3
Airlines	0.2
Iron/Steel	0.2
Energy-Alternate Sources	0.2
Pipelines	0.2

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.1%
Entertainment	0.1
Shipbuilding	0.1
Office/Business Equipment	0.1
Home Builders	0.1
98.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$6,000,444	$900	$—	$6,001,344
Other Countries	491,584,512	—	—	491,584,512
Short-Term Investments	2,555,370	—	—	2,555,370
Total Investments at Value	$500,140,326	$900	$—	$500,141,226
Other Financial Instruments:†
Swaps	$—	$2,051	$—	$2,051
Futures Contracts	210,944	—	—	210,944
Total Other Financial Instruments	$210,944	$2,051	$—	$212,995
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,285	$—	$12,285
Futures Contracts	11,716	—	—	11,716
Total Other Financial Instruments	$11,716	$12,285	$—	$24,001

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Australia — 1.9%
Northern Star Resources, Ltd.	268,242	$3,626,549
Paladin Energy, Ltd.†	273,205	2,222,865
Santos, Ltd.	359,097	2,015,769
Whitehaven Coal, Ltd.	275,830	1,734,712
		9,599,895
Belgium — 0.2%
Lakefront Therapeutics NV ADR†	28,283	801,823
Brazil — 0.6%
Banco do Brasil SA	621,404	2,500,620
Cosan SA†	766,918	577,710
		3,078,330
Canada — 2.8%
Energy Fuels, Inc.†	100,516	1,831,402
Finning International, Inc.	31,255	2,360,703
NexGen Energy, Ltd.†	152,763	1,765,940
Nutrien, Ltd.	23,659	1,621,825
Pan American Silver Corp.	35,073	1,998,810
Teck Resources, Ltd., Class B	38,513	2,548,020
Vermilion Energy, Inc.	188,300	2,095,779
		14,222,479
China — 0.9%
Ping An Insurance Group Co. of China, Ltd.	628,000	4,812,030
Finland — 0.5%
UPM-Kymmene Oyj	84,701	2,473,832
France — 11.7%
Accor SA	49,983	2,741,857
AXA SA	133,807	6,200,759
BNP Paribas SA	95,333	10,335,704
Eiffage SA	9,669	1,406,920
Kering SA	8,765	2,610,569
L'Oreal SA	11,458	5,112,631
Orange SA	262,206	5,485,187
Sanofi SA	41,062	3,605,992
Schneider Electric SE	25,078	7,896,300
TotalEnergies SE	129,882	11,389,344
Vinci SA	25,553	3,727,117
		60,512,380
Germany — 5.2%
Allianz SE	10,911	4,856,466
Deutsche Telekom AG	148,401	4,995,519
Duerr AG	40,886	994,324
E.ON SE	124,546	2,643,922
Fresenius Medical Care AG	54,016	2,343,128
KION Group AG	26,089	1,334,364
Siemens AG	30,999	9,755,220
		26,922,943
Greece — 1.0%
Piraeus Bank SA	500,110	5,337,453
Guernsey — 0.3%
Burford Capital, Ltd.	354,555	1,645,135
Hong Kong — 2.2%
BOC Hong Kong Holdings, Ltd.	681,000	4,165,823
Sun Hung Kai Properties, Ltd.	215,000	3,613,100
WH Group, Ltd.*	3,006,902	3,472,350
		11,251,273
Security Description	Shares or Principal Amount	Value

Ireland — 1.8%
Bank of Ireland Group PLC	257,392	$5,234,370
Flutter Entertainment PLC†	8,253	800,376
Jazz Pharmaceuticals PLC†	8,622	2,039,017
Smurfit WestRock PLC	28,222	1,161,335
		9,235,098
Israel — 0.6%
Check Point Software Technologies, Ltd.†	23,476	3,170,434
Italy — 3.0%
BPER Banca SpA	396,799	5,377,115
Buzzi SpA	33,328	1,807,630
Enel SpA	588,464	6,606,449
PRADA SpA	326,400	1,527,690
		15,318,884
Japan — 18.1%
Dai-ichi Life Group, Inc.	300,700	3,088,847
Daiwabo Holdings Co., Ltd.	125,700	2,700,816
ITOCHU Corp.	643,300	7,817,833
Iyogin Holdings, Inc.	114,700	2,199,440
Kinden Corp.	21,800	982,653
Macnica Holdings, Inc.	128,500	2,509,246
MatsukiyoCocokara & Co.	154,100	2,196,867
Mebuki Financial Group, Inc.	545,300	4,552,013
Medipal Holdings Corp.	107,300	1,850,709
Murata Manufacturing Co., Ltd.	105,100	6,351,599
Nippon Television Holdings, Inc.	101,400	1,807,838
ORIX Corp.	216,900	8,494,053
Sankyo Co., Ltd.	202,800	2,054,549
Sanwa Holdings Corp.	43,143	987,387
Shimamura Co., Ltd.	129,900	2,685,027
Ship Healthcare Holdings, Inc.	52,200	684,845
Subaru Corp.	146,200	2,241,675
Sumitomo Corp.	98,800	4,403,863
Sumitomo Mitsui Financial Group, Inc.	391,300	14,296,768
Sundrug Co., Ltd.	34,500	785,681
Takeda Pharmaceutical Co., Ltd.	119,100	3,827,293
Tokyo Electron, Ltd.	8,800	2,896,405
Tokyo Tatemono Co., Ltd.	138,100	2,834,577
Toppan Holdings, Inc.	58,700	1,681,408
Toyota Motor Corp.	291,700	5,571,540
Toyota Tsusho Corp.	70,600	3,071,974
TV Asahi Holdings Corp.	46,400	913,346
		93,488,252
Jersey — 1.1%
TP ICAP Group PLC	743,205	3,058,671
Yellow Cake PLC*†	313,517	2,402,394
		5,461,065
Kazakhstan — 0.3%
Kaspi.KZ JSC ADR	17,061	1,542,314
Netherlands — 6.1%
ASR Nederland NV	73,155	5,486,589
ING Groep NV	454,947	14,168,357
JBS NV, Class A	129,018	1,608,854
Koninklijke Ahold Delhaize NV	221,901	9,361,710
Prosus NV	23,030	1,048,163
		31,673,673

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 1.3%
DNB Bank ASA	149,136	$4,635,475
Leroy Seafood Group ASA	498,399	2,355,502
		6,990,977
Poland — 0.6%
Powszechna Kasa Oszczednosci Bank Polski SA	101,762	2,890,049
Singapore — 3.3%
BW LPG, Ltd. (NYSE)*	65,449	1,282,800
DBS Group Holdings, Ltd.	152,000	7,484,176
Singapore Exchange, Ltd.	302,000	5,177,481
Venture Corp., Ltd.	217,700	3,070,402
		17,014,859
South Africa — 0.3%
Impala Platinum Holdings, Ltd.	120,681	1,725,482
South Korea — 0.2%
Youngone Corp.	23,180	1,222,833
Spain — 5.4%
Banco Bilbao Vizcaya Argentaria SA	273,459	6,414,336
Banco Santander SA	585,679	7,328,681
Endesa SA	57,324	2,397,696
Iberdrola SA	226,477	5,151,173
Industria de Diseno Textil SA	103,743	6,449,610
		27,741,496
Switzerland — 5.1%
Nestle SA	28,472	2,897,720
Novartis AG	47,904	7,230,862
Roche Holding AG	22,078	9,314,311
Zurich Insurance Group AG	9,636	6,876,244
		26,319,137
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	73,000	5,488,021
United Arab Emirates — 0.2%
Emaar Properties PJSC	406,267	1,314,391
United Kingdom — 19.3%
3i Group PLC	105,039	3,218,124
AstraZeneca PLC (LSE)	39,797	7,397,128
AstraZeneca PLC (NYSE)	11,098	2,060,566
BAE Systems PLC	180,153	4,908,041
British American Tobacco PLC	21,407	1,323,530
Centrica PLC	866,519	2,188,014
Coca-Cola Europacific Partners PLC	77,905	7,065,204
Compass Group PLC	175,191	5,635,895
Endeavour Mining PLC	32,658	2,020,465
HSBC Holdings PLC (LSE)	629,759	11,819,070
Imperial Brands PLC	149,068	5,412,217
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
London Stock Exchange Group PLC	36,808	$4,472,145
Marks & Spencer Group PLC	643,154	3,082,576
National Grid PLC	530,736	8,544,741
NatWest Group PLC	623,555	5,033,410
RELX PLC	70,322	2,320,214
Rio Tinto PLC	78,545	8,428,274
Shell PLC (LSE)	343,738	14,433,593
		99,363,207
United States — 2.3%
Diversified Energy Co.	135,708	1,974,551
Insmed, Inc.†	7,229	772,852
Primo Brands Corp.	211,943	5,256,187
Sunbelt Rentals Holdings, Inc.	48,724	3,833,322
		11,836,912
Total Common Stocks (cost $407,603,278)		502,454,657
UNAFFILIATED INVESTMENT COMPANIES — 0.2%
United States — 0.2%
iShares MSCI EAFE Value ETF (cost $1,074,896)	13,796	1,084,917
Total Long-Term Investment Securities (cost $408,678,174)		503,539,574
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
Allspring Government Money Market Fund, Institutional Shares Class 3.50%(1) (cost $4,600,442)	4,600,442	4,600,442
TOTAL INVESTMENTS (cost $413,278,616)(2)	98.5%	508,140,016
Other assets less liabilities	1.5	7,742,445
NET ASSETS	100.0%	$515,882,461

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At May 31, 2026, the aggregate value of these securities was
$7,157,544 representing 1.4% of net assets.

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	NZD	6,034,000	USD	3,613,760	07/06/2026	$—	$(3,604)
Citibank, N.A.	JPY	798,908,000	USD	5,133,107	07/06/2026	102,825	—
HSBC Bank PLC	EUR	660,000	USD	769,195	07/06/2026	—	(1,763)
	SGD	1,299,000	USD	1,030,381	07/06/2026	10,148	—
	USD	14,203,297	AUD	19,588,000	07/06/2026	—	(133,854)

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	7,980,253	GBP	5,858,000	07/06/2026	$—	$(91,777)
	USD	2,836,581	SEK	26,010,000	07/06/2026	—	(14,563)
						10,148	(241,957)
JPMorgan Chase Bank, N.A.	GBP	763,000	USD	1,025,877	07/06/2026	—	(1,591)
	USD	7,209,542	EUR	6,110,000	07/06/2026	—	(72,337)
						—	(73,928)
Morgan Stanley Bank, N.A.	NOK	9,547,000	USD	1,030,995	07/06/2026	—	(936)
	USD	8,764,652	CHF	6,775,000	07/06/2026	—	(53,136)
	USD	1,544,761	DKK	9,777,000	07/06/2026	—	(16,181)
						—	(70,253)
UBS AG	CAD	20,602,000	USD	15,146,747	07/06/2026	180,970	—
Wells Fargo Bank NA	CAD	1,426,000	USD	1,040,226	07/06/2026	4,346	—
	USD	1,024,127	CAD	1,405,000	07/06/2026	—	(3,502)
						4,346	(3,502)
Unrealized Appreciation (Depreciation)						$298,289	$(393,244)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	22.0%
Pharmaceuticals	7.5
Oil & Gas	6.3
Insurance	6.0
Mining	5.0
Electric	5.0
Diversified Financial Services	4.4
Food	4.4
Distribution/Wholesale	3.5
Beverages	2.4
Retail	2.4
Electronics	2.3
Telecommunications	2.1
Miscellaneous Manufacturing	1.9
Commercial Services	1.7
Semiconductors	1.7
Electrical Components & Equipment	1.5
Auto Manufacturers	1.5
Real Estate	1.4
Agriculture	1.3
Engineering & Construction	1.2
Food Service	1.1
Apparel	1.0
Cosmetics/Personal Care	1.0
Aerospace/Defense	1.0
Short-Term Investments	0.9
Private Equity	0.6
Computers	0.6
Entertainment	0.6
Building Materials	0.6
Media	0.6
Lodging	0.5
Forest Products & Paper	0.5
Investment Companies	0.5

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Industry Allocation*(continued)
Hand/Machine Tools	0.5%
Machinery-Diversified	0.5
Healthcare-Services	0.4
Gas	0.4
Coal	0.4
Chemicals	0.3
Transportation	0.2
Packaging & Containers	0.2
Unaffiliated Investment Companies	0.2
Internet	0.2
Biotechnology	0.2
98.5%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Arab Emirates	$—	$1,314,391	$—	$1,314,391
Other Countries	501,140,266	—	—	501,140,266
Unaffiliated Investment Companies	1,084,917	—	—	1,084,917
Short-Term Investments	4,600,442	—	—	4,600,442
Total Investments at Value	$506,825,625	$1,314,391	$—	$508,140,016
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$298,289	$—	$298,289
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$393,244	$—	$393,244

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 2.0%
Boeing Co.†	6,813	$1,574,825
General Electric Co.	8,319	2,693,360
Howmet Aerospace, Inc.	21,828	5,637,081
L3Harris Technologies, Inc.	1,380	434,948
Northrop Grumman Corp.	8,322	4,690,945
RTX Corp.	4,820	865,961
TransDigm Group, Inc.	290	364,913
		16,262,033
Agriculture — 0.3%
Altria Group, Inc.	8,455	588,299
Philip Morris International, Inc.	11,397	2,021,600
		2,609,899
Airlines — 0.1%
United Airlines Holdings, Inc.†	4,472	513,386
Auto Manufacturers — 1.7%
General Motors Co.	7,522	626,131
PACCAR, Inc.	8,713	961,654
Tesla, Inc.†	27,639	12,044,800
		13,632,585
Banks — 4.5%
Bank of America Corp.	50,097	2,585,005
Bank of New York Mellon Corp.	7,227	1,007,661
Citigroup, Inc.	17,460	2,198,214
Fifth Third Bancorp	8,922	445,475
Goldman Sachs Group, Inc.	1,530	1,569,107
Huntington Bancshares, Inc.	27,320	446,955
JPMorgan Chase & Co.	16,396	4,907,487
KeyCorp	14,560	310,565
Morgan Stanley	43,927	9,136,816
Popular, Inc.	1,082	160,709
US Bancorp	74,452	4,083,692
Wells Fargo & Co.	126,442	9,804,313
Western Alliance Bancorp	2,582	205,656
		36,861,655
Beverages — 0.5%
Coca-Cola Co.	28,937	2,286,313
Keurig Dr Pepper, Inc.	11,845	355,705
Monster Beverage Corp.†	4,639	408,603
PepsiCo., Inc.	6,985	1,007,167
		4,057,788
Biotechnology — 1.0%
Amgen, Inc.	2,386	803,581
Biogen, Inc.†	600	117,600
Corteva, Inc.	3,953	309,441
Gilead Sciences, Inc.	12,147	1,632,921
Regeneron Pharmaceuticals, Inc.	3,269	2,009,716
Vertex Pharmaceuticals, Inc.†	7,940	3,553,467
		8,426,726
Building Materials — 1.4%
Carrier Global Corp.	26,545	1,695,429
CRH PLC	4,093	445,277
Johnson Controls International PLC	4,294	575,654
Madison Air Solutions Corp., Class A†	3,276	142,408
Martin Marietta Materials, Inc.	753	437,975
Trane Technologies PLC	8,765	3,955,644
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Vulcan Materials Co.	12,668	$3,584,031
West Fraser Timber Co., Ltd.	3,408	234,539
		11,070,957
Chemicals — 0.4%
Albemarle Corp.	2,100	370,482
CF Industries Holdings, Inc.	1,347	151,335
Linde PLC	4,084	2,032,566
Mosaic Co.	7,264	173,610
Qnity Electronics, Inc.	1,814	282,984
RPM International, Inc.	474	50,230
Sherwin-Williams Co.	1,645	499,817
		3,561,024
Commercial Services — 1.2%
Affirm Holdings, Inc.†	21,004	1,546,945
API Group Corp.†	4,220	173,020
Block, Inc.†	16,667	1,262,025
Booz Allen Hamilton Holding Corp.	2,318	183,539
Cintas Corp.	2,760	472,678
Corpay, Inc.†	1,740	629,532
Equifax, Inc.	1,582	262,280
Global Payments, Inc.	3,255	245,785
Moody's Corp.	1,366	619,139
Quanta Services, Inc.	100	71,173
S&P Global, Inc.	1,854	786,096
United Rentals, Inc.	3,474	3,458,957
Verisk Analytics, Inc.	1,622	283,834
		9,995,003
Computers — 8.9%
Apple, Inc.	182,375	56,911,942
Crowdstrike Holdings, Inc., Class A†	6,305	4,608,955
Dell Technologies, Inc., Class C	2,150	904,956
Figure Technology Solutions, Inc., Class A†	7,390	261,237
Lumentum Holdings, Inc.†	1,096	937,036
Sandisk Corp.†	674	1,142,417
Seagate Technology Holdings PLC	2,010	1,768,398
Western Digital Corp.	11,924	6,334,148
		72,869,089
Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	8,569	772,324
Estee Lauder Cos., Inc., Class A	5,728	509,506
Procter & Gamble Co.	17,545	2,518,760
Unilever PLC ADR	8,276	467,180
		4,267,770
Distribution/Wholesale — 0.1%
SiteOne Landscape Supply, Inc.†	1,516	164,638
WW Grainger, Inc.	534	659,084
		823,722
Diversified Financial Services — 4.2%
American Express Co.	29,886	9,458,022
Apollo Global Management, Inc.	3,486	448,683
Ares Management Corp., Class A	3,691	474,294
Blackrock, Inc.	1,008	1,055,255
Capital One Financial Corp.	5,379	1,010,875
Cboe Global Markets, Inc.	316	105,405
Charles Schwab Corp.	14,399	1,257,753
Interactive Brokers Group, Inc., Class A	1,000	86,970
Intercontinental Exchange, Inc.	6,593	974,775
Invesco, Ltd.	7,976	226,997

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
LPL Financial Holdings, Inc.	500	$136,885
Mastercard, Inc., Class A	28,045	13,853,669
TPG, Inc.	5,398	229,793
Tradeweb Markets, Inc., Class A	5,914	592,879
Visa, Inc., Class A	12,529	4,088,964
Voya Financial, Inc.	4,101	333,083
		34,334,302
Electric — 2.8%
Alliant Energy Corp.	12,447	891,330
Ameren Corp.	3,082	332,764
CMS Energy Corp.	3,626	263,139
Consolidated Edison, Inc.	6,144	648,991
Constellation Energy Corp.	329	94,670
Dominion Energy, Inc.	6,300	421,722
DTE Energy Co.	2,630	375,748
Entergy Corp.	27,121	2,957,545
NextEra Energy, Inc.	113,647	9,888,425
PG&E Corp.	30,041	490,870
Sempra	8,533	760,546
Southern Co.	49,603	4,565,956
Vistra Corp.	4,419	708,056
Xcel Energy, Inc.	10,901	866,629
		23,266,391
Electrical Components & Equipment — 0.7%
Eaton Corp. PLC	14,933	5,982,160
Electronics — 1.2%
Amphenol Corp., Class A	30,382	4,519,626
Coherent Corp.†	1,305	471,718
Emerson Electric Co.	4,605	662,291
Fortive Corp.	13,754	802,133
Honeywell International, Inc.	3,130	744,502
Jabil, Inc.	1,637	596,785
Keysight Technologies, Inc.†	2,323	785,941
TE Connectivity PLC	5,006	1,068,331
Vicor Corp.†	700	234,388
		9,885,715
Energy-Alternate Sources — 0.0%
Nextpower, Inc., Class A†	600	93,840
Engineering & Construction — 0.0%
Comfort Systems USA, Inc.	130	237,667
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,563	263,225
TKO Group Holdings, Inc.	3,390	695,560
		958,785
Environmental Control — 0.1%
Pentair PLC	1,338	94,784
Republic Services, Inc.	372	74,564
Waste Connections, Inc.	1,451	216,228
Waste Management, Inc.	2,075	438,779
		824,355
Food — 0.5%
McCormick & Co., Inc.	2,600	123,162
Mondelez International, Inc., Class A	60,402	3,694,790
Sysco Corp.	206	15,617
		3,833,569
Security Description	Shares or Principal Amount	Value

Forest Products & Paper — 0.0%
International Paper Co.	8,141	$272,479
Gas — 0.0%
Atmos Energy Corp.	1,998	337,922
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	2,178	172,977
Healthcare-Products — 2.4%
Abbott Laboratories	10,585	906,076
Boston Scientific Corp.†	10,472	505,902
Danaher Corp.	4,473	817,083
Edwards Lifesciences Corp.†	44,715	3,866,506
Guardant Health, Inc.†	6,230	807,969
Intuitive Surgical, Inc.†	2,475	1,050,984
Medtronic PLC	44,853	3,310,600
Natera, Inc.†	3,197	714,114
Revvity, Inc.	1,314	137,379
Stryker Corp.	18,693	5,703,047
Thermo Fisher Scientific, Inc.	2,557	1,259,348
Waters Corp.†	1,300	498,641
West Pharmaceutical Services, Inc.	1,013	327,006
		19,904,655
Healthcare-Services — 0.6%
BrightSpring Health Services, Inc.†	3,349	206,566
Centene Corp.†	4,290	255,684
Charles River Laboratories International, Inc.†	1,525	275,583
Elevance Health, Inc.	1,614	634,609
IQVIA Holdings, Inc.†	611	111,330
Quest Diagnostics, Inc.	820	159,818
Tenet Healthcare Corp.†	2,380	417,262
UnitedHealth Group, Inc.	6,836	2,599,799
		4,660,651
Home Builders — 0.1%
Toll Brothers, Inc.	3,691	511,351
Insurance — 2.6%
Allstate Corp.	4,566	941,007
American International Group, Inc.	7,682	570,235
Aon PLC, Class A	11,141	3,521,224
Arthur J. Gallagher & Co.	21,184	4,260,314
Axis Capital Holdings, Ltd.	2,844	269,981
Berkshire Hathaway, Inc., Class B†	7,306	3,466,551
Chubb, Ltd.	4,800	1,496,304
Equitable Holdings, Inc.	13,269	548,673
Marsh & McLennan Cos., Inc.	8,290	1,326,151
MetLife, Inc.	11,393	942,087
Progressive Corp.	18,114	3,448,906
Willis Towers Watson PLC	2,400	599,208
		21,390,641
Internet — 14.2%
Airbnb, Inc., Class A†	1,004	133,843
Alphabet, Inc., Class A	87,887	33,426,941
Alphabet, Inc., Class C	42,456	15,981,712
Amazon.com, Inc.†	136,505	36,943,713
AppLovin Corp., Class A†	2,232	1,368,417
Booking Holdings, Inc.	6,420	1,074,901
DoorDash, Inc., Class A†	12,355	1,968,028
eBay, Inc.	1,600	174,832
Meta Platforms, Inc., Class A	32,425	20,509,137
Netflix, Inc.†	36,583	3,146,870
Palo Alto Networks, Inc.†	900	253,521
Robinhood Markets, Inc., Class A†	1,858	175,209

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Shopify, Inc., Class A†	1,900	$225,549
Spotify Technology SA†	348	173,193
Uber Technologies, Inc.†	4,109	289,274
		115,845,140
Iron/Steel — 0.1%
Steel Dynamics, Inc.	2,557	665,204
Leisure Time — 0.1%
Royal Caribbean Cruises, Ltd.	1,256	357,495
Viking Holdings, Ltd.†	2,897	266,843
		624,338
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	2,848	933,176
Las Vegas Sands Corp.	3,628	183,468
Marriott International, Inc., Class A	4,135	1,553,106
		2,669,750
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	3,470	3,039,269
GE Vernova, Inc.	1,058	1,024,482
Vertiv Holdings Co., Class A	4,201	1,326,298
		5,390,049
Machinery-Diversified — 0.6%
Deere & Co.	6,822	3,698,752
Dover Corp.	1,635	345,574
ESAB Corp.	4,063	375,543
Ingersoll Rand, Inc.	5,157	369,447
Middleby Corp.†	2,400	372,024
		5,161,340
Media — 0.8%
Walt Disney Co.	66,164	6,737,480
Mining — 0.2%
Agnico Eagle Mines, Ltd.	1,900	347,985
Franco-Nevada Corp.	1,772	408,800
Freeport-McMoRan, Inc.	11,688	768,019
MP Materials Corp.†	3,800	245,860
		1,770,664
Miscellaneous Manufacturing — 0.4%
3M Co.	1,808	276,859
Axon Enterprise, Inc.†	940	421,797
Parker-Hannifin Corp.	1,504	1,270,324
Teledyne Technologies, Inc.†	1,421	880,778
		2,849,758
Oil & Gas — 1.8%
Chevron Corp.	14,333	2,615,199
ConocoPhillips	52,535	5,987,939
Diamondback Energy, Inc.	3,010	576,355
EOG Resources, Inc.	3,163	421,881
EQT Corp.	8,331	457,622
Exxon Mobil Corp.	23,933	3,476,508
Marathon Petroleum Corp.	2,100	522,417
Phillips 66	2,122	373,217
Valero Energy Corp.	1,946	476,420
		14,907,558
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 1.1%
Baker Hughes Co.	129,318	$8,260,834
SLB, Ltd.	13,761	750,662
		9,011,496
Packaging & Containers — 0.1%
Ball Corp.	4,768	260,667
Packaging Corp. of America	1,106	242,114
		502,781
Pharmaceuticals — 3.9%
AbbVie, Inc.	35,214	7,666,792
Bristol-Myers Squibb Co.	20,701	1,183,683
Cardinal Health, Inc.	2,515	494,952
Cencora, Inc.	1,825	491,582
Chugai Pharmaceutical Co., Ltd. ADR	20,511	506,211
CVS Health Corp.	11,800	1,073,564
Eli Lilly & Co.	12,604	13,927,420
Johnson & Johnson	15,042	3,389,414
McKesson Corp.	285	211,595
Merck & Co., Inc.	15,512	1,841,585
Pfizer, Inc.	15,949	417,545
Viatris, Inc.	45,857	745,635
		31,949,978
Pipelines — 0.2%
Kinder Morgan, Inc.	2,600	80,808
Targa Resources Corp.	2,696	687,669
Williams Cos., Inc.	13,005	928,427
		1,696,904
Private Equity — 0.7%
Blackstone, Inc.	42,912	5,019,416
KKR & Co., Inc.	6,769	649,418
		5,668,834
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,904	363,116
REITS — 1.0%
American Tower Corp.	1,814	339,146
AvalonBay Communities, Inc.	1,258	229,597
BXP, Inc.	1,801	108,078
CubeSmart	2,979	119,160
Equinix, Inc.	954	1,018,910
Equity LifeStyle Properties, Inc.	1,000	61,770
Essex Property Trust, Inc.	912	248,648
Federal Realty Investment Trust	1,800	215,334
Prologis, Inc.	22,129	3,174,848
Public Storage	1,471	446,728
Rexford Industrial Realty, Inc.	4,372	155,075
Simon Property Group, Inc.	1,536	314,742
Sun Communities, Inc.	930	115,004
Welltower, Inc.	8,139	1,671,181
		8,218,221
Retail — 5.0%
AutoZone, Inc.†	1,409	4,135,683
Carvana Co.†	7,475	545,675
Chipotle Mexican Grill, Inc.†	51,474	1,639,962
Costco Wholesale Corp.	3,027	2,894,781
Home Depot, Inc.	7,081	2,245,668
Lowe's Cos., Inc.	35,308	7,568,623
McDonald's Corp.	30,306	8,461,435
O'Reilly Automotive, Inc.†	8,099	703,641
Ross Stores, Inc.	2,672	619,183

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Starbucks Corp.	4,800	$475,968
Target Corp.	800	101,656
TJX Cos., Inc.	8,079	1,250,225
Tractor Supply Co.	4,000	126,120
Ulta Beauty, Inc.†	547	278,341
Walmart, Inc.	83,043	9,612,227
Yum! Brands, Inc.	3,178	470,185
		41,129,373
Semiconductors — 19.8%
Advanced Micro Devices, Inc.†	28,854	14,891,549
Analog Devices, Inc.	3,180	1,316,043
Applied Materials, Inc.	6,443	2,899,737
ASML Holding NV	2,274	3,667,416
Broadcom, Inc.	72,436	32,362,232
Entegris, Inc.	1,300	180,427
GlobalFoundries, Inc.†	7,200	575,784
Intel Corp.†	41,543	4,764,151
KLA Corp.	789	1,516,229
Lam Research Corp.	6,692	2,129,261
Marvell Technology, Inc.	2,400	492,000
Micron Technology, Inc.	17,831	17,313,901
Monolithic Power Systems, Inc.	481	753,347
NVIDIA Corp.	326,108	68,854,443
NXP Semiconductors NV	20,778	6,677,010
ON Semiconductor Corp.†	800	96,496
QUALCOMM, Inc.	8,800	2,208,976
Teradyne, Inc.	1,203	450,295
Texas Instruments, Inc.	3,350	1,024,028
Tower Semiconductor, Ltd.†	700	178,661
		162,351,986
Software — 7.8%
Adobe, Inc.†	1,909	494,832
Akamai Technologies, Inc.†	2,247	336,016
Autodesk, Inc.†	1,063	245,883
Cadence Design Systems, Inc.†	9,660	3,621,824
Descartes Systems Group, Inc.†	5,095	375,858
Fair Isaac Corp.†	100	125,059
Fiserv, Inc.†	1,747	98,810
HubSpot, Inc.†	123	27,137
Intuit, Inc.	11,595	3,844,090
Microsoft Corp.	86,719	39,044,363
MSCI, Inc.	500	315,690
Oracle Corp.	35,707	8,061,926
Security Description	Shares or Principal Amount	Value

Software (continued)
Palantir Technologies, Inc., Class A†	30,728	$4,810,161
PTC, Inc.†	698	96,834
Salesforce, Inc.	6,495	1,241,195
ServiceNow, Inc.†	7,502	933,024
Veeva Systems, Inc., Class A†	1,000	174,340
Workday, Inc., Class A†	1,000	146,190
		63,993,232
Telecommunications — 1.5%
Arista Networks, Inc.†	5,835	930,507
Ciena Corp.†	3,377	1,959,437
Cisco Systems, Inc.	29,309	3,529,390
Corning, Inc.	7,664	1,388,410
Credo Technology Group Holding, Ltd.†	900	212,427
Motorola Solutions, Inc.	1,037	418,201
T-Mobile US, Inc.	17,773	3,332,971
Viavi Solutions, Inc.†	4,000	194,240
		11,965,583
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	435	77,713
Canadian National Railway Co.	4,450	527,547
Canadian Pacific Kansas City, Ltd.	16,862	1,506,114
CSX Corp.	26,798	1,212,877
Old Dominion Freight Line, Inc.	4,264	960,040
Saia, Inc.†	2,080	982,530
		5,266,821
Total Long-Term Investment Securities (cost $682,526,897)		810,358,703
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
T. Rowe Price Government Reserve Fund 3.67% (cost $124,756)	124,756	124,756
TOTAL INVESTMENTS (cost $682,651,653)(1)	99.0%	810,483,459
Other assets less liabilities	1.0	8,504,111
NET ASSETS	100.0%	$818,987,570

^	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
14	Long	S&P 500 E-Mini Index	June 2026	$5,252,768	$5,317,025	$64,257

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Large Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$810,358,703	$—	$—	$810,358,703
Short-Term Investments	124,756	—	—	124,756
Total Investments at Value	$810,483,459	$—	$—	$810,483,459
Other Financial Instruments:†
Futures Contracts	$64,257	$—	$—	$64,257

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 2.6%
AeroVironment, Inc.†	23,255	$4,819,366
ATI, Inc.†	99,720	17,466,955
Curtiss-Wright Corp.	27,061	20,231,074
Hexcel Corp.#	56,944	5,113,002
Kratos Defense & Security Solutions, Inc.†	135,815	8,709,816
Moog, Inc., Class A	20,941	7,538,132
StandardAero, Inc.†	140,323	4,018,851
		67,897,196
Agriculture — 0.3%
Darling Ingredients, Inc.†	116,104	6,861,746
Airlines — 0.4%
Alaska Air Group, Inc.#†	83,786	3,855,832
American Airlines Group, Inc.#†	486,373	7,120,500
		10,976,332
Apparel — 0.6%
Capri Holdings, Ltd.†	88,072	1,630,213
Columbia Sportswear Co.#	18,585	1,229,955
Crocs, Inc.†	36,992	4,389,841
PVH Corp.	33,576	3,131,969
VF Corp.	243,439	4,182,282
		14,564,260
Auto Parts & Equipment — 1.2%
Autoliv, Inc.	50,445	6,412,568
BorgWarner, Inc.	152,511	10,953,340
Gentex Corp.	162,129	3,917,037
Goodyear Tire & Rubber Co.†	210,264	1,282,610
Lear Corp.	37,365	5,347,679
Visteon Corp.	20,002	2,366,037
		30,279,271
Banks — 5.8%
Associated Banc-Corp.	120,964	3,364,009
Bank OZK	75,943	3,674,882
Columbia Banking System, Inc.	216,830	6,426,841
Commerce Bancshares, Inc.	100,585	5,252,549
Cullen/Frost Bankers, Inc.	46,388	6,286,502
East West Bancorp, Inc.	100,937	12,368,820
First Financial Bankshares, Inc.	95,598	3,124,143
First Horizon Corp.	355,171	8,605,793
Flagstar Bank N.A.	221,257	3,110,873
FNB Corp.	263,187	4,600,509
Glacier Bancorp., Inc.	94,779	4,506,741
Hancock Whitney Corp.	60,676	4,133,249
Home BancShares, Inc.	135,407	3,623,491
International Bancshares Corp.	39,876	2,877,452
Old National Bancorp.	253,905	6,096,259
Pinnacle Financial Partners, Inc.	110,856	10,835,065
Prosperity Bancshares, Inc.	74,162	5,114,212
SouthState Bank Corp.	72,886	6,905,949
Texas Capital Bancshares, Inc.	32,486	3,232,032
UMB Financial Corp.	52,392	6,876,974
United Bankshares, Inc.	102,136	4,433,724
Valley National Bancorp.	352,600	4,855,302
Webster Financial Corp.	118,077	8,586,559
Western Alliance Bancorp	75,236	5,992,547
Wintrust Financial Corp.	49,237	7,396,875
Zions Bancorp NA	108,370	6,767,707
		149,049,059
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	5,766	$1,022,196
Celsius Holdings, Inc.†	116,627	3,880,180
Coca-Cola Consolidated, Inc.	41,518	7,193,409
		12,095,785
Biotechnology — 3.4%
Arrowhead Pharmaceuticals, Inc.†	103,146	8,036,105
BioMarin Pharmaceutical, Inc.†	141,006	8,078,234
Bio-Rad Laboratories, Inc., Class A#†	13,305	4,157,546
Cytokinetics, Inc.†	97,322	7,470,437
Exelixis, Inc.†	191,300	9,656,824
Halozyme Therapeutics, Inc.†	86,621	5,763,761
Illumina, Inc.†	112,224	18,288,023
Roivant Sciences, Ltd.†	330,571	9,913,824
United Therapeutics Corp.†	31,602	17,596,626
		88,961,380
Building Materials — 2.4%
AAON, Inc.#	49,846	6,988,409
Carlisle Cos., Inc.	29,893	10,307,405
Eagle Materials, Inc.	23,070	5,102,623
Fortune Brands Innovations, Inc.	88,834	3,459,196
Knife River Corp.†	41,943	3,292,945
Louisiana-Pacific Corp.	46,834	3,577,181
Owens Corning	60,542	7,617,394
Simpson Manufacturing Co., Inc.	30,836	5,850,823
SPX Technologies, Inc.†	36,578	7,924,989
Trex Co., Inc.†	79,292	3,282,689
UFP Industries, Inc.	42,829	3,469,149
		60,872,803
Chemicals — 1.5%
Ashland, Inc.	34,052	1,971,611
Axalta Coating Systems, Ltd.†	156,315	4,809,813
Cabot Corp.	38,584	3,376,486
NewMarket Corp.#	5,706	4,414,047
Olin Corp.	84,365	2,182,523
RPM International, Inc.	94,340	9,997,210
Solstice Advanced Materials, Inc.	116,932	9,849,182
Westlake Corp.	24,287	2,108,840
		38,709,712
Commercial Services — 3.0%
API Group Corp.†	281,436	11,538,876
Avis Budget Group, Inc.†	12,569	2,210,133
Booz Allen Hamilton Holding Corp.	88,512	7,008,380
Brink's Co.	30,693	3,192,686
Euronet Worldwide, Inc.#†	28,878	2,093,077
FTI Consulting, Inc.#†	22,442	3,437,666
Graham Holdings Co., Class B	2,502	2,745,420
Grand Canyon Education, Inc.†	20,437	3,062,484
H&R Block, Inc.	93,441	3,596,544
Morningstar, Inc.	16,839	3,065,035
Paylocity Holding Corp.†	32,029	3,681,093
Service Corp. International	102,186	7,683,365
Shift4 Payments, Inc., Class A#†	49,697	2,214,498
TransUnion	140,990	10,089,244
UL Solutions, Inc., Class A	56,704	5,642,048
Valvoline, Inc.†	93,984	3,171,960
WEX, Inc.#†	25,188	3,651,253
		78,083,762
Computers — 2.6%
CACI International, Inc., Class A†	16,258	8,348,646

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Crane NXT Co.#	36,216	$1,406,629
Everpure, Inc., Class A†	230,219	18,304,713
ExlService Holdings, Inc.†	115,131	3,342,253
Genpact, Ltd.	116,551	3,840,355
KBR, Inc.	93,923	3,282,609
Kyndryl Holdings, Inc.†	166,552	2,076,903
Maximus, Inc.	39,902	2,471,131
Okta, Inc.†	124,257	15,317,160
Parsons Corp.†	39,316	2,323,576
Qualys, Inc.†	26,295	2,873,781
Science Applications International Corp.	33,405	3,480,801
		67,068,557
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	261,093	556,128
e.l.f. Beauty, Inc.#†	43,869	2,456,664
		3,012,792
Distribution/Wholesale — 1.7%
Core & Main, Inc., Class A†	139,071	6,877,061
RB Global, Inc.#	136,292	14,494,654
Watsco, Inc.#	25,594	9,395,557
WESCO International, Inc.	35,688	12,889,435
		43,656,707
Diversified Financial Services — 2.7%
Affiliated Managers Group, Inc.	20,720	6,275,052
Ally Financial, Inc.	206,734	8,850,283
Evercore, Inc., Class A	28,490	9,711,101
Federated Hermes, Inc.	54,541	3,057,569
Hamilton Lane, Inc., Class A	30,118	2,624,181
Houlihan Lokey, Inc.	40,037	5,671,641
Janus Henderson Group PLC	92,514	4,783,899
Jefferies Financial Group, Inc.	121,798	6,421,191
SEI Investments Co.	68,427	6,013,365
SLM Corp.	143,378	3,171,521
Stifel Financial Corp.	112,275	7,876,091
Voya Financial, Inc.	70,552	5,730,233
		70,186,127
Electric — 1.8%
Black Hills Corp.	55,272	4,024,907
IDACORP., Inc.	40,205	5,639,555
Northwestern Energy Group, Inc.	45,398	3,205,553
OGE Energy Corp.	151,349	7,148,213
Ormat Technologies, Inc.#	44,772	6,144,062
Portland General Electric Co.	82,627	4,141,265
Talen Energy Corp.†	33,507	12,960,508
TXNM Energy, Inc.	72,207	4,275,376
		47,539,439
Electrical Components & Equipment — 1.2%
Acuity, Inc.	22,439	6,846,363
Belden, Inc.	29,041	3,051,628
EnerSys	27,047	6,165,905
Littelfuse, Inc.	18,343	8,563,796
Novanta, Inc.#†	26,465	4,216,669
Universal Display Corp.	32,670	3,009,560
		31,853,921
Electronics — 5.4%
Advanced Energy Industries, Inc.	27,803	8,401,511
Arrow Electronics, Inc.†	37,630	8,076,527
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Avnet, Inc.	60,085	$5,223,189
Flex, Ltd.†	269,861	40,689,642
nVent Electric PLC	118,433	19,777,127
Sensata Technologies Holding PLC	108,095	5,338,812
TD SYNNEX Corp.	55,012	14,373,535
TTM Technologies, Inc.†	75,816	13,170,755
Vicor Corp.†	16,653	5,576,090
Vontier Corp.	103,875	2,947,972
Woodward, Inc.	43,756	15,315,913
		138,891,073
Energy-Alternate Sources — 0.7%
Nextpower, Inc., Class A†	108,965	17,042,126
Engineering & Construction — 2.7%
AECOM	94,894	6,582,797
Dycom Industries, Inc.†	22,073	11,257,230
Exponent, Inc.	36,450	2,125,764
Fluor Corp.†	119,388	5,463,195
MasTec, Inc.†	45,020	17,034,217
Sterling Infrastructure, Inc.#†	22,547	19,409,360
TopBuild Corp.†	20,559	8,582,971
		70,455,534
Entertainment — 0.4%
Churchill Downs, Inc.	48,569	4,235,702
Vail Resorts, Inc.#	26,448	3,533,453
Warner Music Group Corp., Class A	107,738	3,398,057
		11,167,212
Environmental Control — 0.6%
Clean Harbors, Inc.†	36,823	10,348,368
Tetra Tech, Inc.	194,021	5,333,637
		15,682,005
Food — 1.7%
Albertsons Cos., Inc., Class A	274,072	4,278,264
Ingredion, Inc.	47,285	4,796,590
Marzetti Co.	14,705	1,646,078
Performance Food Group Co.†	115,186	11,310,113
Pilgrim's Pride Corp.	31,758	899,069
Post Holdings, Inc.†	31,183	2,863,847
Sprouts Farmers Market, Inc.†	71,721	5,925,589
US Foods Holding Corp.†	161,830	13,245,786
		44,965,336
Food Service — 0.4%
Aramark	193,603	10,334,528
Gas — 1.0%
National Fuel Gas Co.	70,690	5,460,803
New Jersey Resources Corp.	73,887	4,082,257
ONE Gas, Inc.	43,833	3,407,577
Southwest Gas Holdings, Inc.	47,321	4,079,543
Spire, Inc.	43,193	3,553,056
UGI Corp.#	159,673	5,575,781
		26,159,017
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	40,338	10,426,970
MSA Safety, Inc.	26,848	4,451,398
		14,878,368
Healthcare-Products — 2.0%
Avantor, Inc.†	502,121	4,579,344

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Bruker Corp.#	81,977	$4,827,626
Dentsply Sirona, Inc.	144,610	1,514,067
Envista Holdings Corp.†	121,266	2,855,814
Globus Medical, Inc., Class A†	81,771	6,695,409
Haemonetics Corp.†	34,474	2,337,682
Lantheus Holdings, Inc.#†	49,117	4,877,318
LivaNova PLC†	40,215	2,967,867
Masimo Corp.†	33,631	6,001,452
Penumbra, Inc.†	28,897	9,197,915
Repligen Corp.†	38,976	4,831,075
		50,685,569
Healthcare-Services — 1.9%
Chemed Corp.	10,433	4,448,736
Encompass Health Corp.	73,849	7,816,917
Ensign Group, Inc.	42,333	7,097,127
HealthEquity, Inc.†	63,806	5,614,290
Medpace Holdings, Inc.†	16,456	7,357,642
Option Care Health, Inc.†	116,586	2,433,150
Sotera Health Co.#†	194,924	3,048,611
Tenet Healthcare Corp.†	64,466	11,302,179
		49,118,652
Home Builders — 0.7%
KB Home	46,809	2,287,088
Taylor Morrison Home Corp.†	72,126	4,219,371
Thor Industries, Inc.#	38,980	3,082,538
Toll Brothers, Inc.	69,792	9,668,984
		19,257,981
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	45,117	2,517,980
SharkNinja, Inc.†	52,189	6,361,317
Somnigroup International, Inc.	153,849	10,894,048
Whirlpool Corp.	47,075	2,043,996
		21,817,341
Housewares — 0.1%
Scotts Miracle-Gro Co.	32,680	1,928,120
Insurance — 4.0%
American Financial Group, Inc.	50,742	6,586,312
Brighthouse Financial, Inc.†	42,150	2,636,482
CNO Financial Group, Inc.	69,247	3,183,285
Equitable Holdings, Inc.	187,555	7,755,399
Essent Group, Ltd.	70,440	4,077,772
Fidelity National Financial, Inc.	187,855	8,894,934
First American Financial Corp.	74,791	4,953,408
Hanover Insurance Group, Inc.	26,075	4,855,165
Kinsale Capital Group, Inc.	16,441	5,010,723
MGIC Investment Corp.	161,584	4,075,148
Old Republic International Corp.	167,091	6,220,798
Primerica, Inc.	23,509	6,346,725
Reinsurance Group of America, Inc.	48,169	9,669,445
RenaissanceRe Holdings, Ltd.	32,034	8,980,732
RLI Corp.	67,478	3,376,599
Ryan Specialty Holdings, Inc.#	83,969	2,674,413
Selective Insurance Group, Inc.	43,990	3,806,895
Unum Group	112,285	9,345,480
		102,449,715
Internet — 0.8%
Chewy, Inc., Class A†	176,672	3,982,187
Security Description	Shares or Principal Amount	Value

Internet (continued)
Hims & Hers Health, Inc.#†	153,633	$4,017,503
Maplebear, Inc.†	136,713	5,441,177
Pinterest, Inc., Class A†	429,708	8,615,646
		22,056,513
Iron/Steel — 1.7%
Carpenter Technology Corp.	36,559	17,145,440
Cleveland-Cliffs, Inc.†	417,624	5,679,686
Commercial Metals Co.	81,693	6,212,753
Reliance, Inc.	38,375	14,612,049
		43,649,928
Leisure Time — 0.6%
Brunswick Corp.	48,163	4,034,133
Harley-Davidson, Inc.#	85,343	2,063,594
Planet Fitness, Inc., Class A†	60,732	3,249,769
Polaris, Inc.	39,497	2,787,303
YETI Holdings, Inc.†	56,968	2,732,755
		14,867,554
Lodging — 0.8%
Boyd Gaming Corp.	42,532	3,516,546
Choice Hotels International, Inc.#	14,988	1,631,893
Hilton Grand Vacations, Inc.#†	44,184	2,298,452
Hyatt Hotels Corp., Class A#	30,448	5,522,049
Travel & Leisure Co.	47,469	3,227,892
Wyndham Hotels & Resorts, Inc.	55,339	4,441,508
		20,638,340
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	67,095	13,142,568
Oshkosh Corp.	46,592	6,056,960
Terex Corp.	85,338	4,964,965
		24,164,493
Machinery-Diversified — 3.5%
AGCO Corp.	44,704	5,019,365
Applied Industrial Technologies, Inc.	27,476	8,347,484
Chart Industries, Inc.†	32,994	6,856,813
CNH Industrial NV	649,524	6,631,640
Cognex Corp.	121,624	8,008,940
Crane Co.	35,841	6,558,903
ESAB Corp.	41,791	3,862,742
Flowserve Corp.	93,230	7,039,797
Graco, Inc.	122,123	9,214,180
Middleby Corp.†	34,782	5,391,558
Regal Rexnord Corp.	48,910	9,868,082
Toro Co.	71,804	6,453,744
Watts Water Technologies, Inc., Class A	20,076	6,203,082
		89,456,330
Media — 0.5%
New York Times Co., Class A	119,010	8,950,742
Nexstar Media Group, Inc.	20,918	3,732,399
		12,683,141
Metal Fabricate/Hardware — 1.7%
Advanced Drainage Systems, Inc.	52,587	7,318,007
Mueller Industries, Inc.	81,396	10,467,526
RBC Bearings, Inc.†	23,201	13,270,044
Timken Co.	46,690	5,975,386
Valmont Industries, Inc.	14,511	7,542,963
		44,573,926

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.7%
Alcoa Corp.	189,966	$14,748,960
Hecla Mining Co.	493,590	8,771,094
MP Materials Corp.#†	99,215	6,419,211
Royal Gold, Inc.	59,454	13,346,234
		43,285,499
Miscellaneous Manufacturing — 1.5%
Avient Corp.	66,917	2,370,200
Donaldson Co., Inc.	84,604	6,926,530
Fabrinet†	26,295	17,201,137
ITT, Inc.	63,086	12,301,770
		38,799,637
Oil & Gas — 3.1%
Antero Resources Corp.†	215,125	7,690,719
Chord Energy Corp.	41,737	5,503,858
CNX Resources Corp.†	104,132	3,508,207
HF Sinclair Corp.	115,072	8,042,382
Matador Resources Co.	87,240	4,676,064
Murphy Oil Corp.	99,365	3,596,019
Ovintiv, Inc.	203,683	11,414,395
PBF Energy, Inc., Class A	60,479	2,461,495
Permian Resources Corp., Class A	542,932	10,440,583
Range Resources Corp.	174,272	6,787,895
Valaris, Ltd.†	47,897	4,436,699
Viper Energy, Inc., Class A	136,875	6,227,813
Weatherford International PLC	52,827	5,474,990
		80,261,119
Oil & Gas Services — 1.0%
NOV, Inc.	266,952	5,328,362
TechnipFMC PLC	296,905	20,314,240
		25,642,602
Packaging & Containers — 0.9%
AptarGroup, Inc.	48,007	5,561,611
Crown Holdings, Inc.	82,512	7,845,241
Graphic Packaging Holding Co.	215,298	2,424,255
Greif, Inc., Class A	18,485	1,170,655
Silgan Holdings, Inc.	64,567	2,425,137
Sonoco Products Co.#	73,131	3,560,017
		22,986,916
Pharmaceuticals — 1.2%
BellRing Brands, Inc.†	87,580	732,169
Elanco Animal Health, Inc.†	364,682	8,697,666
Jazz Pharmaceuticals PLC†	44,548	10,535,156
Neurocrine Biosciences, Inc.†	73,601	11,651,038
		31,616,029
Pipelines — 0.6%
Antero Midstream Corp.	243,059	5,094,517
DT Midstream, Inc.	74,553	10,435,929
		15,530,446
Private Equity — 0.3%
Carlyle Group, Inc.	190,032	8,633,154
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	34,760	9,813,096
REITS — 6.9%
Agree Realty Corp.	88,270	6,545,221
American Healthcare REIT, Inc.	129,979	6,354,673
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Homes 4 Rent, Class A	240,140	$7,703,691
Annaly Capital Management, Inc.	526,825	11,511,126
Brixmor Property Group, Inc.	225,832	6,901,426
CareTrust REIT, Inc.	164,558	6,717,258
COPT Defense Properties	83,003	2,661,076
Cousins Properties, Inc.	124,121	3,327,684
CubeSmart	167,970	6,718,800
EastGroup Properties, Inc.	39,220	7,918,910
EPR Properties	56,236	3,208,264
Equity LifeStyle Properties, Inc.	142,752	8,817,791
First Industrial Realty Trust, Inc.	97,616	6,039,502
Gaming & Leisure Properties, Inc.	207,397	9,741,437
Healthcare Realty Trust, Inc.	256,960	5,118,643
Independence Realty Trust, Inc.	175,454	2,847,619
Kilroy Realty Corp.#	80,371	2,754,314
Kite Realty Group Trust#	158,652	4,350,238
Lamar Advertising Co., Class A	63,983	9,754,848
National Storage Affiliates Trust	51,824	2,210,294
NNN REIT, Inc.	139,908	6,227,305
Omega Healthcare Investors, Inc.	216,688	10,132,331
Park Hotels & Resorts, Inc.	145,625	1,766,431
Rayonier, Inc.	204,761	4,277,457
Rexford Industrial Realty, Inc.	169,579	6,014,967
Sabra Health Care REIT, Inc.	186,746	3,714,378
STAG Industrial, Inc.	140,716	5,328,915
Starwood Property Trust, Inc.#	256,416	4,379,585
Vornado Realty Trust	117,342	3,960,293
WP Carey, Inc.	160,750	11,963,015
		178,967,492
Retail — 4.8%
Abercrombie & Fitch Co., Class A†	33,513	2,587,874
AutoNation, Inc.†	19,176	3,599,719
Bath & Body Works, Inc.	151,943	3,041,899
BJ's Wholesale Club Holdings, Inc.#†	96,382	8,219,457
Burlington Stores, Inc.†	45,638	14,778,954
Cava Group, Inc.†	73,212	5,685,644
Dick's Sporting Goods, Inc.	48,678	11,077,652
Dutch Bros, Inc., Class A†	93,237	5,407,746
FirstCash Holdings, Inc.#	28,511	6,269,854
Five Below, Inc.†	40,618	9,234,908
Floor & Decor Holdings, Inc., Class A†	78,841	4,052,427
GameStop Corp., Class A†	303,600	6,430,248
Gap, Inc.	166,110	3,513,226
Lithia Motors, Inc.#	17,962	5,224,966
Macy's, Inc.	195,272	4,249,119
MSC Industrial Direct Co., Inc., Class A	33,848	3,705,341
Murphy USA, Inc.	12,445	6,297,543
Ollie's Bargain Outlet Holdings, Inc.†	45,410	3,706,818
Penske Automotive Group, Inc.#	13,424	2,246,775
RH†	11,236	1,668,434
Texas Roadhouse, Inc.	48,706	8,797,278
Wingstop, Inc.	20,311	3,188,015
		122,983,897
Semiconductors — 4.8%
Allegro MicroSystems, Inc.†	91,444	4,377,424
Amkor Technology, Inc.	83,796	5,828,850
Cirrus Logic, Inc.†	37,438	6,362,588
Entegris, Inc.	111,563	15,483,829
IPG Photonics Corp.†	18,773	2,149,884
Lattice Semiconductor Corp.†	100,393	14,765,803
MACOM Technology Solutions Holdings, Inc.†	47,349	17,265,339

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS, Inc.	49,300	$15,986,018
Onto Innovation, Inc.†	36,574	9,444,870
Rambus, Inc.†	79,259	11,529,014
Silicon Laboratories, Inc.†	24,189	5,263,526
SiTime Corp.†	16,200	11,505,240
Synaptics, Inc.†	28,342	3,890,790
		123,853,175
Software — 4.0%
Appfolio, Inc., Class A#†	17,969	2,896,064
Bentley Systems, Inc., Class B#	108,814	3,551,689
BILL Holdings, Inc.†	64,345	2,382,052
Blackbaud, Inc.†	26,420	810,830
Commvault Systems, Inc.†	32,535	3,863,531
Concentrix Corp.#	32,298	913,711
DigitalOcean Holdings, Inc.†	58,535	9,128,533
DocuSign, Inc.†	146,994	7,720,125
Doximity, Inc., Class A†	97,401	2,084,381
Dropbox, Inc., Class A†	128,907	3,465,020
Duolingo, Inc.†	29,542	3,289,797
Dynatrace, Inc.†	219,543	9,350,336
Guidewire Software, Inc.†	62,624	9,560,806
Manhattan Associates, Inc.†	43,927	6,591,246
Nutanix, Inc., Class A†	198,050	10,312,464
Pegasystems, Inc.	67,394	2,407,988
Twilio, Inc., Class A†	111,279	21,214,229
UiPath, Inc., Class A#†	316,631	3,710,915
		103,253,717
Telecommunications — 0.2%
InterDigital, Inc.#	19,109	4,817,188
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	229,807	3,433,317
Transportation — 2.3%
GXO Logistics, Inc.†	83,761	4,197,264
Kirby Corp.†	39,923	5,612,775
Knight-Swift Transportation Holdings, Inc.	119,578	9,043,684
Landstar System, Inc.	25,046	5,182,017
Ryder System, Inc.	28,938	7,259,097
Saia, Inc.†	19,625	9,270,261
XPO, Inc.†	85,982	18,421,644
		58,986,742
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.2%
GATX Corp.	26,203	$4,430,403
Water — 0.3%
Essential Utilities, Inc.	207,695	7,661,868
Total Long-Term Investment Securities (cost $1,795,047,702)		2,573,547,948
SHORT-TERM INVESTMENTS — 1.7%
Unaffiliated Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1)	10,573,059	10,573,059
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	32,256,690	32,256,690
Total Short-Term Investments (cost $42,829,748)		42,829,749
TOTAL INVESTMENTS (cost $1,837,877,450)(3)	101.3%	2,616,377,697
Other assets less liabilities	(1.3)	(33,782,271)
NET ASSETS	100.0%	$2,582,595,426

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $72,747,997. This was secured by collateral of $32,256,690, which was received in cash and subsequently invested in short-term investments currently valued at $32,256,690 as reported in the
Portfolio of Investments. Additional collateral of $42,281,189 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$78,312
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	1,240,646
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 02/15/2056	40,962,231

(3)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
Bank of America Merrill Lynch		Equitable Holdings, Inc.	3,192	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	$135,915	$(3,926)	$(3,926)
BNP Paribas		Equitable Holdings, Inc.	19,093	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	812,980	(23,485)	(23,485)
								$(27,411)	$(27,411)
OBFR—Overnight Bank Funding Rate

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Long	S&P Mid Cap 400 E-Mini Index	June 2026	$10,902,769	$11,196,000	$293,231

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,573,547,948	$—	$—	$2,573,547,948
Short-Term Investments	42,829,749	—	—	42,829,749
Total Investments at Value	$2,616,377,697	$—	$—	$2,616,377,697
Other Financial Instruments:†
Futures Contracts	$293,231	$—	$—	$293,231
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$27,411	$—	$27,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Aerospace/Defense — 6.9%
AeroVironment, Inc.†	29,659	$6,146,531
Archer Aviation, Inc., Class A#†	209,559	1,427,097
CAE, Inc.†	74,428	1,926,766
HEICO Corp.	37,656	13,111,066
Howmet Aerospace, Inc.	89,290	23,059,142
Joby Aviation, Inc.#†	140,974	1,677,591
Leonardo DRS, Inc.	172,145	8,393,790
Rocket Lab Corp.†	143,167	20,541,601
StandardAero, Inc.†	120,825	3,460,428
		79,744,012
Airlines — 0.6%
Ryanair Holdings PLC ADR	109,001	6,625,081
Apparel — 1.3%
Gildan Activewear, Inc.	149,460	9,114,071
On Holding AG, Class A†	155,319	6,340,121
		15,454,192
Auto Manufacturers — 1.4%
Cummins, Inc.	15,335	9,916,071
PACCAR, Inc.	53,444	5,898,614
		15,814,685
Beverages — 0.3%
Celsius Holdings, Inc.†	120,690	4,015,356
Biotechnology — 4.0%
Alnylam Pharmaceuticals, Inc.†	12,900	3,895,542
Argenx SE ADR†	6,184	5,169,762
Bridgebio Pharma, Inc.†	37,755	2,501,647
Corteva, Inc.	85,726	6,710,631
Illumina, Inc.†	24,994	4,073,022
Insmed, Inc.†	69,519	7,432,276
Praxis Precision Medicines, Inc.†	6,224	2,178,213
Revolution Medicines, Inc.†	18,284	2,879,365
Royalty Pharma PLC, Class A	202,874	11,312,254
		46,152,712
Building Materials — 1.2%
Martin Marietta Materials, Inc.	9,890	5,752,420
SPX Technologies, Inc.†	8,444	1,829,477
Trane Technologies PLC	14,075	6,352,047
		13,933,944
Chemicals — 1.0%
Celanese Corp.	105,170	5,587,682
Chemours Co.	282,555	6,261,419
		11,849,101
Commercial Services — 5.3%
API Group Corp.†	264,664	10,851,224
Cimpress PLC†	38,479	3,792,490
Quanta Services, Inc.	24,922	17,737,735
Rentokil Initial PLC	335,275	2,026,398
Rentokil Initial PLC ADR#	142,729	4,297,570
TransUnion	40,901	2,926,876
UL Solutions, Inc., Class A	29,141	2,899,530
United Rentals, Inc.	6,845	6,815,361
Verisk Analytics, Inc.	11,278	1,973,537
WEX, Inc.†	54,168	7,852,194
		61,172,915
Security Description	Shares or Principal Amount	Value

Computers — 2.8%
Lumentum Holdings, Inc.†	11,169	$9,549,048
Sandisk Corp.†	13,235	22,433,061
		31,982,109
Cosmetics/Personal Care — 0.3%
e.l.f. Beauty, Inc.#†	67,504	3,780,224
Distribution/Wholesale — 0.5%
RB Global, Inc.#	59,399	6,317,084
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	19,406	8,649,448
Cboe Global Markets, Inc.	10,474	3,493,707
Charles Schwab Corp.	27,143	2,370,941
Coinbase Global, Inc., Class A†	21,415	4,048,078
LPL Financial Holdings, Inc.	42,212	11,556,379
Rocket Cos., Inc., Class A†	323,099	4,688,167
Tradeweb Markets, Inc., Class A	53,208	5,334,102
		40,140,822
Electric — 2.6%
Alliant Energy Corp.	135,976	9,737,241
Ameren Corp.	66,666	7,197,928
DTE Energy Co.	45,123	6,446,723
Vistra Corp.	43,424	6,957,828
		30,339,720
Electronics — 5.5%
Arxis, Inc., Class A†	36,618	1,645,247
Celestica, Inc.†	32,791	12,637,323
Flex, Ltd.†	169,744	25,594,000
Garmin, Ltd.	37,085	8,674,923
Sensata Technologies Holding PLC	199,231	9,840,019
TE Connectivity PLC	23,972	5,115,865
		63,507,377
Energy-Alternate Sources — 0.9%
Shoals Technologies Group, Inc., Class A#†	836,305	10,411,997
Engineering & Construction — 1.7%
Comfort Systems USA, Inc.	10,782	19,711,760
Entertainment — 2.1%
Entain PLC	245,577	1,765,376
Liberty Media Corp.-Liberty Formula One, Class A†	14,040	1,179,079
Liberty Media Corp.-Liberty Formula One, Class C†	94,690	8,596,905
Live Nation Entertainment, Inc.†	75,647	12,739,711
		24,281,071
Environmental Control — 0.7%
Clean Harbors, Inc.†	19,467	5,470,811
Veralto Corp.	31,470	2,587,778
		8,058,589
Food Service — 0.9%
Aramark	202,527	10,810,891
Healthcare-Products — 6.7%
Boston Scientific Corp.†	118,448	5,722,223
Cooper Cos., Inc.†	47,798	2,925,716
Glaukos Corp.†	13,836	1,429,951
Globus Medical, Inc., Class A†	44,522	3,645,461
ICU Medical, Inc.†	26,936	3,646,865
Lantheus Holdings, Inc.†	22,444	2,228,689
Medline, Inc., Class A†	58,516	2,139,345
Natera, Inc.†	46,481	10,382,461
Repligen Corp.†	52,430	6,498,698

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
ResMed, Inc.	24,600	$4,688,022
Revvity, Inc.#	114,258	11,945,674
STERIS PLC	20,316	4,321,823
Teleflex, Inc.	65,502	8,426,177
Waters Corp.†	23,797	9,127,815
		77,128,920
Healthcare-Services — 2.2%
BrightSpring Health Services, Inc.†	189,810	11,707,481
Quest Diagnostics, Inc.	31,333	6,106,802
Tenet Healthcare Corp.†	45,773	8,024,922
		25,839,205
Insurance — 1.1%
Arthur J. Gallagher & Co.	24,649	4,957,161
MGIC Investment Corp.	179,524	4,527,595
Willis Towers Watson PLC	12,445	3,107,143
		12,591,899
Internet — 3.0%
AppLovin Corp., Class A†	5,963	3,655,856
CDW Corp.	30,618	3,841,028
DoorDash, Inc., Class A†	63,736	10,152,507
Robinhood Markets, Inc., Class A†	119,563	11,274,791
Wayfair, Inc., Class A†	55,486	4,009,418
Ziff Davis, Inc.†	36,394	1,640,278
		34,573,878
Investment Companies — 0.5%
Hut 8 Corp.†	49,244	6,147,129
Iron/Steel — 0.9%
Carpenter Technology Corp.	22,956	10,765,905
Leisure Time — 1.8%
Royal Caribbean Cruises, Ltd.	75,075	21,368,597
Lodging — 2.1%
Hilton Worldwide Holdings, Inc.	57,990	19,001,004
Wynn Resorts, Ltd.	47,300	4,787,706
		23,788,710
Machinery-Construction & Mining — 2.3%
Vertiv Holdings Co., Class A	84,294	26,612,459
Machinery-Diversified — 0.6%
Ingersoll Rand, Inc.	95,469	6,839,399
Mining — 1.2%
Teck Resources, Ltd., Class B	216,168	14,301,675
Miscellaneous Manufacturing — 2.4%
Axon Enterprise, Inc.†	16,151	7,247,277
Parker-Hannifin Corp.	11,063	9,344,142
Teledyne Technologies, Inc.†	17,933	11,115,411
		27,706,830
Pharmaceuticals — 3.1%
Ascendis Pharma A/S†	38,323	8,588,567
Cencora, Inc.	45,135	12,157,564
Elanco Animal Health, Inc.†	407,620	9,721,737
Madrigal Pharmaceuticals, Inc.†	4,640	2,307,333
Vaxcyte, Inc.†	53,859	2,768,353
		35,543,554
Pipelines — 1.9%
Cheniere Energy, Inc.	40,195	9,038,248
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.	24,312	$2,040,749
Targa Resources Corp.	41,605	10,612,187
		21,691,184
Real Estate — 0.6%
CoStar Group, Inc.†	110,952	3,572,654
FirstService Corp.	21,008	2,819,274
		6,391,928
REITS — 0.2%
Lamar Advertising Co., Class A	17,253	2,630,392
Retail — 6.1%
Burlington Stores, Inc.†	11,107	3,596,780
CarMax, Inc.†	67,759	3,023,406
Carvana Co.†	151,525	11,061,325
Cava Group, Inc.#†	90,653	7,040,112
Darden Restaurants, Inc.	29,036	5,920,731
Dollar Tree, Inc.†	19,089	2,222,723
Ferguson Enterprises, Inc.	62,546	14,133,520
O'Reilly Automotive, Inc.†	83,700	7,271,856
QXO, Inc.#†	199,690	3,444,652
Texas Roadhouse, Inc.	46,880	8,467,466
Wingstop, Inc.	26,926	4,226,305
		70,408,876
Semiconductors — 6.6%
Astera Labs, Inc.†	25,549	8,759,475
KLA Corp.	3,099	5,955,379
Microchip Technology, Inc.	89,565	8,477,327
Monolithic Power Systems, Inc.	13,987	21,906,579
NXP Semiconductors NV	38,354	12,325,058
ON Semiconductor Corp.†	153,629	18,530,730
		75,954,548
Software — 7.4%
Akamai Technologies, Inc.†	47,622	7,121,394
Broadridge Financial Solutions, Inc.	16,364	2,515,474
Cloudflare, Inc., Class A†	93,143	22,523,840
Constellation Software, Inc.	4,590	9,398,172
Datadog, Inc., Class A†	24,167	5,977,707
Descartes Systems Group, Inc.†	25,900	1,910,643
Dynatrace, Inc.†	51,743	2,203,734
Figma, Inc., Class A#†	213,115	5,434,433
Jack Henry & Associates, Inc.	9,666	1,317,669
PTC, Inc.†	52,060	7,222,284
Samsara, Inc., Class A†	104,965	3,672,725
Snowflake, Inc.†	31,203	7,973,927
Take-Two Interactive Software, Inc.†	30,740	6,890,678
Topicus.com, Inc.†	21,455	1,552,031
Workday, Inc., Class A†	1,714	250,570
		85,965,281
Telecommunications — 0.5%
Viavi Solutions, Inc.†	122,850	5,965,596
Transportation — 3.3%
C.H. Robinson Worldwide, Inc.	60,668	10,838,338
Canadian Pacific Kansas City, Ltd.	74,786	6,679,885
JB Hunt Transport Services, Inc.	53,788	14,868,617
TFI International, Inc.	38,063	5,866,270
		38,253,110
Total Long-Term Investment Securities (cost $881,131,061)		1,134,572,717

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
U.S. Government Agency — 1.7%
Federal Home Loan Bank
3.50%, 06/01/2026	$19,600,000	$19,594,071
Unaffiliated Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	9,638,553	9,638,553
Total Short-Term Investments (cost $29,232,869)		29,232,624
TOTAL INVESTMENTS (cost $910,363,930)(3)	100.5%	1,163,805,341
Other assets less liabilities	(0.5)	(5,893,474)
NET ASSETS	100.0%	$1,157,911,867

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $22,585,787. This was secured by collateral of $9,638,553, which was received in cash and subsequently invested in short-term investments currently valued at $9,638,553 as reported in the
Portfolio of Investments. Additional collateral of $13,468,383 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$13,077
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	522,327
United States Treasury Notes/Bonds	0.13% to 5.00%	07/15/2026 to 02/15/2056	12,932,979

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,134,572,717	$—	$—	$1,134,572,717
Short-Term Investments:
U.S. Government Agency	—	19,594,071	—	19,594,071
Other Short-Term Investments	9,638,553	—	—	9,638,553
Total Investments at Value	$1,144,211,270	$19,594,071	$—	$1,163,805,341

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 2.8%
Ducommun, Inc.†	11,268	$1,715,215
Howmet Aerospace, Inc.	14,163	3,657,595
L3Harris Technologies, Inc.	8,710	2,745,218
Mercury Systems, Inc.†	47,777	5,336,691
Moog, Inc., Class A	10,452	3,762,406
StandardAero, Inc.†	64,539	1,848,397
		19,065,522
Airlines — 0.3%
Allegiant Travel Co.†	22,541	2,064,981
Apparel — 1.2%
Ralph Lauren Corp.	7,734	2,814,403
Steven Madden, Ltd.	118,503	5,147,770
		7,962,173
Auto Parts & Equipment — 0.9%
Allison Transmission Holdings, Inc.	25,403	2,884,003
Gentex Corp.	63,854	1,542,713
Goodyear Tire & Rubber Co.#†	244,743	1,492,932
		5,919,648
Banks — 6.7%
Ameris Bancorp.	46,006	3,878,766
Columbia Banking System, Inc.	165,801	4,914,342
East West Bancorp, Inc.	29,747	3,645,198
Fifth Third Bancorp	41,213	2,057,765
Huntington Bancshares, Inc.	148,745	2,433,468
National Bank Holdings Corp., Class A	89,588	3,747,466
Pinnacle Financial Partners, Inc.	61,308	5,992,244
Renasant Corp.	96,461	3,927,892
Seacoast Banking Corp. of Florida	128,401	3,891,834
SouthState Bank Corp.	67,087	6,356,493
UMB Financial Corp.	39,155	5,139,485
		45,984,953
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	23,815	4,126,187
Coca-Cola Europacific Partners PLC	20,266	1,837,923
		5,964,110
Biotechnology — 0.8%
Biogen, Inc.†	12,735	2,496,060
Halozyme Therapeutics, Inc.†	23,267	1,548,186
United Therapeutics Corp.†	2,735	1,522,903
		5,567,149
Building Materials — 3.3%
AAON, Inc.	18,183	2,549,257
Boise Cascade Co.	49,991	3,485,373
Builders FirstSource, Inc.†	25,516	1,945,850
Carlisle Cos., Inc.	4,916	1,695,086
Hayward Holdings, Inc.†	170,074	2,399,744
James Hardie Industries PLC#†	235,926	5,492,357
Masco Corp.	45,228	3,177,267
UFP Industries, Inc.	20,039	1,623,159
		22,368,093
Chemicals — 2.0%
CF Industries Holdings, Inc.	15,830	1,778,501
Ingevity Corp.†	35,122	2,381,974
NewMarket Corp.#	3,195	2,471,588
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Qnity Electronics, Inc.	10,541	$1,644,396
Quaker Chemical Corp.#	34,880	5,006,326
		13,282,785
Coal — 0.2%
Warrior Met Coal, Inc.	12,999	1,228,925
Commercial Services — 2.7%
Corpay, Inc.†	6,702	2,424,784
Equifax, Inc.	8,751	1,450,828
EquipmentShare.com, Inc., Class A†	62,066	1,293,455
TransUnion	61,902	4,429,707
Valvoline, Inc.†	212,552	7,173,630
WEX, Inc.†	9,103	1,319,571
		18,091,975
Computers — 4.0%
CACI International, Inc., Class A†	13,785	7,078,735
EPAM Systems, Inc.†	13,028	1,334,849
Leidos Holdings, Inc.	6,835	873,513
Lumentum Holdings, Inc.†	1,249	1,067,845
NetApp, Inc.	28,184	4,912,189
Sandisk Corp.†	7,230	12,254,706
		27,521,837
Distribution/Wholesale — 1.2%
RB Global, Inc.#	25,193	2,679,275
Resideo Technologies, Inc.†	45,258	1,415,218
WESCO International, Inc.	10,453	3,775,310
		7,869,803
Diversified Financial Services — 7.8%
Affiliated Managers Group, Inc.	11,167	3,381,926
Ally Financial, Inc.	102,980	4,408,574
Ameriprise Financial, Inc.	13,213	5,889,166
Ares Management Corp., Class A	15,141	1,945,619
Bread Financial Holdings, Inc.	49,604	4,418,228
Credit Acceptance Corp.#†	4,774	2,738,557
Evercore, Inc., Class A	5,694	1,940,857
LPL Financial Holdings, Inc.	19,210	5,259,122
PRA Group, Inc.†	113,615	1,733,765
Rocket Cos., Inc., Class A†	105,481	1,530,529
SEI Investments Co.	32,977	2,898,019
Stifel Financial Corp.	101,750	7,137,762
Synchrony Financial	20,655	1,475,593
Voya Financial, Inc.	104,878	8,518,191
		53,275,908
Electric — 2.4%
CenterPoint Energy, Inc.	37,437	1,582,088
DTE Energy Co.	27,640	3,948,927
Entergy Corp.	22,285	2,430,179
FirstEnergy Corp.	42,940	1,991,987
NRG Energy, Inc.	5,893	790,133
OGE Energy Corp.	62,244	2,939,784
Xcel Energy, Inc.	33,383	2,653,948
		16,337,046
Electrical Components & Equipment — 1.6%
AMETEK, Inc.	12,691	2,866,263
Belden, Inc.	33,366	3,506,099
Generac Holdings, Inc.†	16,122	4,480,465
		10,852,827

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 3.8%
Allegion PLC	28,474	$3,703,613
Arrow Electronics, Inc.†	11,696	2,510,313
Coherent Corp.†	2,519	910,543
Flex, Ltd.†	77,357	11,663,888
Jabil, Inc.	5,608	2,044,453
Keysight Technologies, Inc.†	6,819	2,307,072
TE Connectivity PLC	8,976	1,915,568
Vontier Corp.	35,001	993,328
		26,048,778
Engineering & Construction — 0.9%
Fluor Corp.†	36,197	1,656,374
Frontdoor, Inc.†	47,384	2,941,125
TopBuild Corp.†	4,162	1,737,552
		6,335,051
Entertainment — 0.1%
Churchill Downs, Inc.	9,381	818,117
Food — 2.3%
Cal-Maine Foods, Inc.#	13,969	1,043,764
McCormick & Co., Inc.	57,227	2,710,843
US Foods Holding Corp.†	147,403	12,064,935
		15,819,542
Gas — 1.2%
Chesapeake Utilities Corp.	34,320	4,232,343
ONE Gas, Inc.	35,587	2,766,533
Spire, Inc.	16,536	1,360,251
		8,359,127
Hand/Machine Tools — 0.4%
Lincoln Electric Holdings, Inc.	9,184	2,373,972
Healthcare-Products — 3.1%
Cooper Cos., Inc.†	25,384	1,553,755
GE HealthCare Technologies, Inc.	23,665	1,475,276
ICU Medical, Inc.†	30,952	4,190,591
LivaNova PLC†	37,002	2,730,748
Omnicell, Inc.†	90,054	3,974,983
QIAGEN NV	22,047	806,700
Solventum Corp.†	45,017	3,374,024
STERIS PLC	15,005	3,192,014
		21,298,091
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.#†	89,893	2,085,518
Cigna Group	10,717	2,972,896
ICON PLC†	27,727	3,772,813
IQVIA Holdings, Inc.†	10,156	1,850,525
Labcorp Holdings, Inc.	8,360	2,174,102
Quest Diagnostics, Inc.	19,896	3,877,730
Tenet Healthcare Corp.†	22,683	3,976,783
		20,710,367
Home Builders — 1.1%
Cavco Industries, Inc.†	2,810	1,507,621
Century Communities, Inc.	20,344	1,074,570
D.R. Horton, Inc.	12,083	1,777,289
NVR, Inc.†	513	3,131,762
		7,491,242
Home Furnishings — 1.3%
Somnigroup International, Inc.	120,625	8,541,456
Security Description	Shares or Principal Amount	Value

Insurance — 2.2%
Arch Capital Group, Ltd.†	24,066	$2,150,057
First American Financial Corp.	36,894	2,443,490
Markel Group, Inc.†	2,041	3,705,619
Progressive Corp.	7,391	1,407,246
RenaissanceRe Holdings, Ltd.	10,401	2,915,920
Travelers Cos., Inc.	7,606	2,220,115
		14,842,447
Internet — 2.3%
CDW Corp.	34,761	4,360,768
eBay, Inc.	47,759	5,218,626
Expedia Group, Inc.	12,279	2,772,475
Gen Digital, Inc.	123,420	3,183,002
		15,534,871
Iron/Steel — 1.6%
Commercial Metals Co.	33,023	2,511,399
Reliance, Inc.	22,235	8,466,421
		10,977,820
Leisure Time — 0.9%
Malibu Boats, Inc., Class A†	102,451	2,813,305
OneSpaWorld Holdings, Ltd.#	131,807	3,130,416
		5,943,721
Lodging — 1.2%
Boyd Gaming Corp.	20,324	1,680,388
Marriott International, Inc., Class A	4,284	1,609,071
Wyndham Hotels & Resorts, Inc.	64,424	5,170,670
		8,460,129
Machinery-Diversified — 2.5%
Cactus, Inc., Class A#	29,610	1,718,564
Dover Corp.	10,701	2,261,763
IDEX Corp.	19,094	4,025,588
Regal Rexnord Corp.	27,460	5,540,330
Watts Water Technologies, Inc., Class A	11,156	3,446,981
		16,993,226
Media — 0.5%
EchoStar Corp., Class A#†	28,638	3,699,743
Metal Fabricate/Hardware — 0.8%
Helios Technologies, Inc.	68,445	5,687,095
Mining — 0.2%
Coeur Mining, Inc.	56,401	1,089,667
Miscellaneous Manufacturing — 2.5%
3M Co.	11,542	1,767,427
Avient Corp.	77,179	2,733,680
ITT, Inc.	7,536	1,469,520
JBT Marel Corp.	33,298	4,474,918
Parker-Hannifin Corp.	2,347	1,982,347
Textron, Inc.	47,224	4,333,274
		16,761,166
Office/Business Equipment — 0.5%
Zebra Technologies Corp., Class A†	14,850	3,617,906
Oil & Gas — 4.7%
Antero Resources Corp.†	80,708	2,885,311
Diamondback Energy, Inc.	15,770	3,019,640
EQT Corp.	37,518	2,060,864
Marathon Petroleum Corp.	17,157	4,268,147
Permian Resources Corp., Class A	186,762	3,591,433

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Phillips 66	16,144	$2,839,407
Range Resources Corp.	77,484	3,018,002
Viper Energy, Inc., Class A	94,969	4,321,089
Weatherford International PLC	56,408	5,846,125
		31,850,018
Oil & Gas Services — 1.1%
SLB, Ltd.	30,191	1,646,919
TechnipFMC PLC	89,878	6,149,453
		7,796,372
Packaging & Containers — 1.6%
Ball Corp.	63,747	3,485,049
O-I Glass, Inc.†	450,228	3,939,495
Packaging Corp. of America	16,154	3,536,272
		10,960,816
Pharmaceuticals — 0.9%
Cencora, Inc.	16,279	4,384,911
McKesson Corp.	2,372	1,761,068
		6,145,979
REITS — 6.3%
Brixmor Property Group, Inc.	159,683	4,879,913
Camden Property Trust	41,072	4,376,632
CareTrust REIT, Inc.	114,208	4,661,971
EastGroup Properties, Inc.	14,957	3,019,968
Equity LifeStyle Properties, Inc.	31,356	1,936,860
Equity Residential	20,405	1,335,507
Essential Properties Realty Trust, Inc.	63,806	1,951,187
Essex Property Trust, Inc.	7,006	1,910,116
Extra Space Storage, Inc.	10,952	1,580,483
First Industrial Realty Trust, Inc.	57,104	3,533,024
Lamar Advertising Co., Class A	24,808	3,782,228
Regency Centers Corp.	42,795	3,310,193
Simon Property Group, Inc.	26,401	5,409,829
VICI Properties, Inc.	35,925	1,013,804
		42,701,715
Retail — 4.1%
AutoZone, Inc.†	1,397	4,100,460
Boot Barn Holdings, Inc.†	18,293	3,107,432
Darden Restaurants, Inc.	6,662	1,358,448
Dick's Sporting Goods, Inc.	25,797	5,870,623
MSC Industrial Direct Co., Inc., Class A	19,086	2,089,344
Murphy USA, Inc.	5,033	2,546,849
Ross Stores, Inc.	14,835	3,437,715
Williams-Sonoma, Inc.	16,073	3,271,981
Yum! Brands, Inc.	16,807	2,486,596
		28,269,448
Semiconductors — 2.7%
Entegris, Inc.	17,697	2,456,167
Marvell Technology, Inc.	14,675	3,008,375
Microchip Technology, Inc.	54,386	5,147,635
MKS, Inc.	17,317	5,615,210
NXP Semiconductors NV	6,497	2,087,811
		18,315,198
Security Description	Shares or Principal Amount	Value

Software — 2.2%
Adeia, Inc.	173,476	$4,635,279
Dynatrace, Inc.†	92,096	3,922,368
PTC, Inc.†	22,790	3,161,657
Tyler Technologies, Inc.†	11,387	3,565,839
		15,285,143
Telecommunications — 0.3%
InterDigital, Inc.#	9,144	2,305,111
Transportation — 3.6%
Expeditors International of Washington, Inc.	27,984	4,421,192
Hub Group, Inc., Class A	96,642	4,014,509
Landstar System, Inc.	11,286	2,335,073
Old Dominion Freight Line, Inc.	22,346	5,031,202
Ryder System, Inc.	12,692	3,183,788
XPO, Inc.†	26,730	5,726,903
		24,712,667
Total Long-Term Investment Securities (cost $606,161,322)		673,103,736
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1)	8,353,966	8,353,966
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	3,879,567	3,879,567
Total Short-Term Investments (cost $12,233,533)		12,233,533
TOTAL INVESTMENTS (cost $618,394,855)(3)	100.5%	685,337,269
Other assets less liabilities	(0.5)	(3,725,671)
NET ASSETS	100.0%	$681,611,598

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $12,955,753. This was secured by collateral of $3,879,567, which was received in cash and subsequently invested in short-term investments currently valued at $3,879,567 as reported in the
Portfolio of Investments. Additional collateral of $9,468,412 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$10,705
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	41,991
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 11/15/2055	9,415,716

(3)	See Note 4 for cost of investments on a tax basis.

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$673,103,736	$—	$—	$673,103,736
Short-Term Investments	12,233,533	—	—	12,233,533
Total Investments at Value	$685,337,269	$—	$—	$685,337,269

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Moderate Allocation Lifestyle Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 98.5%
Domestic Equity Investment Companies — 41.9%
VALIC Company I Large Cap Core Fund	5,807,019	$104,410,206
VALIC Company I Small Cap Growth Fund	957,247	18,503,592
VALIC Company I Small Cap Value Fund	1,402,184	18,424,697
VALIC Company I Stock Index Fund	2,342,195	156,927,036
VALIC Company I Systematic Growth Fund	3,577,082	71,112,379
VALIC Company I Systematic Value Fund	3,968,191	67,617,979
Total Domestic Equity Investment Companies (cost $377,952,519)		436,995,889
Domestic Fixed Income Investment Companies — 41.2%
VALIC Company I Core Bond Fund	42,736,906	419,249,047
VALIC Company I High Yield Bond Fund	1,459,118	10,286,783
Total Domestic Fixed Income Investment Companies (cost $422,292,247)		429,535,830
International Equity Investment Companies — 15.4%
VALIC Company I Emerging Economies Fund	559,759	5,586,393
VALIC Company I International Equities Index Fund	14,953,502	154,918,283
Total International Equity Investment Companies (cost $121,599,833)		160,504,676
Total Long-Term Investment Securities (cost $921,844,599)		1,027,036,395
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2) (cost $15,181,431)	15,181,431	$15,181,431
TOTAL INVESTMENTS (cost $937,026,030)(3)	100.0%	1,042,217,826
Other assets less liabilities	(0.0)	(88,719)
NET ASSETS	100.0%	$1,042,129,107

^	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
#
The VALIC Company I Moderate Allocation Lifestyle Fund invests in various VALIC
Company I Funds. Additional information on the underlying funds including such funds'
prospectuses and shareholder reports are available at our website,
www.corebridgefinancial.com/rs.

(1)	See Note 8.
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,027,036,395	$—	$—	$1,027,036,395
Short-Term Investments	15,181,431	—	—	15,181,431
Total Investments at Value	$1,042,217,826	$—	$—	$1,042,217,826

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Auto Manufacturers — 3.7%
PACCAR, Inc.	29,662	$3,273,795
Tesla, Inc.†	102,479	44,659,323
		47,933,118
Beverages — 1.6%
Coca-Cola Europacific Partners PLC	26,020	2,359,754
Keurig Dr Pepper, Inc.	77,666	2,332,310
Monster Beverage Corp.†	55,452	4,884,212
PepsiCo., Inc.	77,466	11,169,823
		20,746,099
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	7,457	2,251,865
Amgen, Inc.	30,556	10,290,955
Gilead Sciences, Inc.	70,368	9,459,570
Insmed, Inc.†	12,340	1,319,269
Regeneron Pharmaceuticals, Inc.	5,890	3,621,054
Vertex Pharmaceuticals, Inc.†	14,449	6,466,506
		33,409,219
Chemicals — 1.0%
Linde PLC	26,267	13,072,823
Commercial Services — 1.0%
Automatic Data Processing, Inc.	22,816	5,061,501
Cintas Corp.	22,653	3,879,553
PayPal Holdings, Inc.	52,033	2,328,477
Verisk Analytics, Inc.	7,786	1,362,472
		12,632,003
Computers — 11.7%
Apple, Inc.	301,438	94,066,742
Cognizant Technology Solutions Corp., Class A	27,241	1,518,822
Crowdstrike Holdings, Inc., Class A†	14,286	10,443,066
Fortinet, Inc.†	41,941	5,786,600
Lumentum Holdings, Inc.†	4,058	3,469,428
Sandisk Corp.†	8,367	14,181,897
Seagate Technology Holdings PLC	12,361	10,875,208
Western Digital Corp.	19,218	10,208,794
Zscaler, Inc.†	9,099	1,271,403
		151,821,960
Distribution/Wholesale — 0.4%
Copart, Inc.†	55,192	1,808,642
Fastenal Co.	64,850	2,866,370
		4,675,012
Electric — 1.2%
American Electric Power Co., Inc.	30,615	3,878,002
Constellation Energy Corp.	20,458	5,886,789
Exelon Corp.	58,261	2,659,032
Xcel Energy, Inc.	35,425	2,816,288
		15,240,111
Electronics — 0.7%
Honeywell International, Inc.	36,029	8,569,858
Engineering & Construction — 0.2%
Ferrovial SE	40,830	2,776,848
Food — 0.5%
Kraft Heinz Co.	66,381	1,593,808
Mondelez International, Inc., Class A	72,659	4,444,551
		6,038,359
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.0%
GE HealthCare Technologies, Inc.	25,902	$1,614,731
IDEXX Laboratories, Inc.†	4,481	2,525,178
Intuitive Surgical, Inc.†	20,130	8,548,003
		12,687,912
Internet — 20.1%
Airbnb, Inc., Class A†	23,954	3,193,308
Alphabet, Inc., Class A	119,539	45,465,463
Alphabet, Inc., Class C	111,655	42,030,292
Amazon.com, Inc.†	220,413	59,652,574
AppLovin Corp., Class A†	17,406	10,671,445
Booking Holdings, Inc.	44,851	7,509,403
DoorDash, Inc., Class A†	23,243	3,702,377
MercadoLibre, Inc.†	2,874	4,873,298
Meta Platforms, Inc., Class A	60,557	38,302,908
Netflix, Inc.†	239,326	20,586,823
Palo Alto Networks, Inc.†	46,254	13,029,289
PDD Holdings, Inc. ADR†	37,801	3,191,916
Shopify, Inc., Class A†	69,439	8,243,104
		260,452,200
Lodging — 0.4%
Marriott International, Inc., Class A	15,020	5,641,512
Media — 0.9%
Charter Communications, Inc., Class A#†	7,217	1,039,609
Comcast Corp., Class A	203,403	5,058,633
Thomson Reuters Corp.#	24,690	2,135,932
Warner Bros. Discovery, Inc.†	140,511	3,795,202
		12,029,376
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	4,578	2,054,240
Oil & Gas — 0.2%
Diamondback Energy, Inc.	16,045	3,072,297
Oil & Gas Services — 0.3%
Baker Hughes Co.	56,274	3,594,783
Pharmaceuticals — 0.1%
Dexcom, Inc.†	21,817	1,608,786
Retail — 5.5%
Costco Wholesale Corp.	25,160	24,061,011
O'Reilly Automotive, Inc.†	47,528	4,129,233
Ross Stores, Inc.	18,310	4,242,976
Starbucks Corp.	64,484	6,394,233
Walmart, Inc.	277,025	32,065,644
		70,893,097
Semiconductors — 32.7%
Advanced Micro Devices, Inc.†	92,417	47,696,414
Analog Devices, Inc.	27,673	11,452,471
Applied Materials, Inc.	44,984	20,245,499
ARM Holdings PLC ADR†	7,977	2,818,194
ASML Holding NV	4,981	8,033,158
Broadcom, Inc.	97,349	43,492,613
Intel Corp.†	283,133	32,469,692
KLA Corp.	7,430	14,278,305
Lam Research Corp.	70,784	22,522,053
Marvell Technology, Inc.	49,382	10,123,310
Microchip Technology, Inc.	30,574	2,893,829
Micron Technology, Inc.	63,798	61,947,858
Monolithic Power Systems, Inc.	2,779	4,352,498
NVIDIA Corp.	498,935	105,345,136
NXP Semiconductors NV	14,318	4,601,089

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
QUALCOMM, Inc.	60,481	$15,181,941
Texas Instruments, Inc.	51,443	15,725,096
		423,179,156
Software — 10.2%
Adobe, Inc.†	23,182	6,009,007
Autodesk, Inc.†	11,959	2,766,236
Cadence Design Systems, Inc.†	15,635	5,862,030
Datadog, Inc., Class A†	18,715	4,629,155
Electronic Arts, Inc.	14,115	2,847,278
Intuit, Inc.	15,635	5,183,472
Microsoft Corp.	152,465	68,645,842
Palantir Technologies, Inc., Class A†	129,888	20,332,667
Paychex, Inc.	20,463	1,984,502
Roper Technologies, Inc.	5,896	1,919,325
Strategy, Inc.†	17,804	2,832,438
Synopsys, Inc.†	10,858	5,164,282
Take-Two Interactive Software, Inc.†	10,576	2,370,716
Workday, Inc., Class A†	11,999	1,754,134
		132,301,084
Telecommunications — 3.0%
Cisco Systems, Inc.	223,893	26,961,195
T-Mobile US, Inc.	62,457	11,712,561
		38,673,756
Transportation — 0.6%
CSX Corp.	105,332	4,767,327
Old Dominion Freight Line, Inc.	11,822	2,661,723
		7,429,050
Total Common Stocks (cost $534,253,533)		1,290,532,659
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
Invesco QQQ Trust Series 1 (cost $4,716)	10	7,383
Total Long-Term Investment Securities (cost $534,258,249)		1,290,540,042
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1)	4,526,657	$4,526,657
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2)	2,057,063	2,057,063
Total Short-Term Investments (cost $6,583,720)		6,583,720
TOTAL INVESTMENTS (cost $540,841,969)(3)	100.2%	1,297,123,762
Other assets less liabilities	(0.2)	(2,074,191)
NET ASSETS	100.0%	$1,295,049,571

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $3,170,643. This was secured by collateral of $2,057,063, which was received in cash and subsequently invested in short-term investments currently valued at $2,057,063 as reported in the
Portfolio of Investments. Additional collateral of $1,151,529 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$3,714
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	2,436
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 02/15/2056	1,145,379

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	NASDAQ 100 E-Mini Index	June 2026	$4,675,263	$4,864,840	$189,577

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100® Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,290,532,659	$—	$—	$1,290,532,659
Unaffiliated Investment Companies	7,383	—	—	7,383
Short-Term Investments	6,583,720	—	—	6,583,720
Total Investments at Value	$1,297,123,762	$—	$—	$1,297,123,762
Other Financial Instruments:†
Futures Contracts	$189,577	$—	$—	$189,577

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.8%
Kratos Defense & Security Solutions, Inc.†	129,315	$8,292,971
Rocket Lab Corp.†	167,558	24,041,222
		32,334,193
Auto Manufacturers — 1.0%
Hyundai Motor Co.	30,346	14,558,831
Tesla, Inc.†	58,876	25,657,572
		40,216,403
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00(1)	963	10
PrognomiQ, Inc., Class A(1)(2)	28,713	9,188
		9,198
Chemicals — 0.5%
Resonac Holdings Corp.	164,500	19,335,322
Commercial Services — 0.1%
PayPay Corp.†	255,908	4,995,324
Computers — 15.4%
Apple, Inc.	840,617	262,322,941
Crowdstrike Holdings, Inc., Class A†	92,147	67,359,457
CyberArk Software, Ltd.†	14,346	645,570
Lumentum Holdings, Inc.†	68,010	58,145,830
Okta, Inc.†	89,852	11,076,056
Rubrik, Inc., Class A†	251,126	19,746,037
Sandisk Corp.†	38,557	65,353,344
Seagate Technology Holdings PLC	31,885	28,052,423
Western Digital Corp.	154,905	82,287,085
		594,988,743
Diversified Financial Services — 0.2%
Cboe Global Markets, Inc.	22,851	7,622,180
Electrical Components & Equipment — 0.4%
Delta Electronics, Inc.	182,000	14,205,360
Electronics — 6.9%
Advanced Energy Industries, Inc.	32,455	9,807,252
Celestica, Inc.†	39,274	15,135,807
Chroma ATE, Inc.	342,000	27,512,410
Coherent Corp.†	115,235	41,653,995
Elite Material Co., Ltd.	345,000	56,388,565
Flex, Ltd.†	378,490	57,068,722
Gold Circuit Electronics, Ltd.	949,000	39,989,146
Unimicron Technology Corp.	292,000	9,834,161
Victory Giant Technology Huizhou Co., Ltd.†	183,100	9,952,992
		267,343,050
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	1,639,521
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B(1)(2)	6,986	77,894
Internet — 12.1%
Alphabet, Inc., Class A	208,708	79,380,001
Alphabet, Inc., Class C	489,999	184,450,323
Amazon.com, Inc.†	218,285	59,076,652
AppLovin Corp., Class A†	14,378	8,815,008
Baidu, Inc. ADR#†	63,560	8,600,304
Meta Platforms, Inc., Class A	87,294	55,214,328
Security Description	Shares or Principal Amount	Value

Internet (continued)
Palo Alto Networks, Inc.†	194,345	$54,745,043
Shopify, Inc., Class A†	147,534	17,513,761
		467,795,420
Machinery-Construction & Mining — 2.0%
Bloom Energy Corp., Class A†	89,115	25,397,775
Siemens Energy AG	105,805	20,145,599
Vertiv Holdings Co., Class A	96,338	30,414,870
		75,958,244
Semiconductors — 43.2%
Advanced Micro Devices, Inc.†	95,226	49,146,139
Advantest Corp.	229,600	37,727,260
Analog Devices, Inc.	108,387	44,855,960
Applied Materials, Inc.	94,743	42,640,034
ARM Holdings PLC ADR†	81,968	28,958,475
ASM International NV	13,818	14,479,793
ASML Holding NV	12,619	20,382,592
Broadcom, Inc.	622,414	278,075,903
KLA Corp.	32,659	62,761,127
Lam Research Corp.	374,457	119,144,728
Micron Technology, Inc.	158,829	154,222,959
Monolithic Power Systems, Inc.	31,989	50,101,492
NVIDIA Corp.	2,031,811	428,996,574
NXP Semiconductors NV	60,572	19,464,812
Samsung Electronics Co., Ltd.	1,097,146	230,786,518
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	210,452	88,063,639
		1,669,808,005
Software — 13.0%
Akamai Technologies, Inc.†	155,963	23,322,707
Cadence Design Systems, Inc.†	26,400	9,898,152
Cloudflare, Inc., Class A†	127,026	30,717,427
Datadog, Inc., Class A†	182,446	45,128,018
DigitalOcean Holdings, Inc.†	154,728	24,129,832
Figma, Inc., Class A#†	260,922	6,653,511
IonQ, Inc.#†	264,837	19,086,802
Microsoft Corp.	426,286	191,931,009
MongoDB, Inc.†	58,044	19,476,664
Oracle Corp.	80,036	18,070,528
Palantir Technologies, Inc., Class A†	297,233	46,528,854
Snowflake, Inc.†	210,269	53,734,243
Take-Two Interactive Software, Inc.†	62,006	13,899,265
		502,577,012
Telecommunications — 3.1%
Arista Networks, Inc.†	159,605	25,452,209
Ciena Corp.†	51,851	30,085,506
Cisco Systems, Inc.	129,008	15,535,143
Corning, Inc.	143,936	26,075,446
SoftBank Group Corp.	454,700	21,386,731
		118,535,035
Total Common Stocks (cost $1,863,414,412)		3,817,440,904
CONVERTIBLE PREFERRED STOCKS — 0.2%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2 (1)(2)	21,059	3,553,285
Waymo LLC Series B-2(1)(2)	10,055	1,711,562
		5,264,847

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description		Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Biotechnology — 0.0%
Freenome Holdings, Inc. Series B (1)(2)		94,602	$248,803
Freenome Holdings, Inc. Series C(1)(2)		53,807	141,513
Insitro, Inc. Series B(1)(2)		52,029	348,074
			738,390
E-Commerce/Services — 0.1%
Rappi, Inc. Series E (1)(2)		39,184	1,786,791
Rappi, Inc. Series F(1)(2)		14,609	666,170
			2,452,961
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)		69,360	1,040,400
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C (1)(2)		160,251	4,808
RefleXion Medical, Inc. Series D(1)(2)		67,040	2,011
			6,819
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5(1)(2)		542,402	555,257
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	144,422
Therapeutics — 0.0%
Color Health, Inc. Series D-1(1)(2)		26,210	158,570
Total Convertible Preferred Stocks (cost $9,974,556)			10,361,666
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
KraneShares CSI China Internet ETF # (cost $15,164,801)		420,413	11,237,639
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		$216,097	123,175
Exact Sciences FDA Milestone †(1)		108,048	69,151
Total Escrows and Litigation Trusts (cost $0)			192,326
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0
Total Long-Term Investment Securities (cost $1,888,553,769)			3,839,232,535
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(3)		16,686,267	16,686,267
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4)	19,623,963	$19,623,963
Total Short-Term Investments (cost $36,310,230)		36,310,230
TOTAL INVESTMENTS (cost $1,924,863,999)(5)	100.3%	3,875,542,765
Other assets less liabilities	(0.3)	(10,636,939)
NET ASSETS	100.0%	$3,864,905,826

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.	06/18/20, 03/29/21	3,719	$2,457,490	$1,639,521	$440.85	0.1%
PrognomiQ, Inc., Class A	11/15/19, 05/12/20, 09/11/20	28,713	645,122	9,188	0.32	0.0
Verily Life Sciences LLC Series B	1/23/19	6,986	861,094	77,894	11.15	0.0
Convertible Preferred Stocks
Color Health, Inc. Series D-1	01/13/20	26,210	543,971	158,570	6.05	0.0
Freenome Holdings, Inc. Series B	06/24/19	94,602	431,111	248,803	2.63	0.0
Freenome Holdings, Inc. Series C	08/14/20	53,807	355,842	141,513	2.63	0.0
Honor Tech, Inc. Series D	10/16/20	180,527	434,723	144,422	0.80	0.0
Insitro, Inc. Series B	05/21/20	52,029	324,177	348,074	6.69	0.0
Kardium, Inc. Series D-5	11/29/18	542,402	525,533	555,257	1.02	0.0
National Resilience, Inc. Series B	10/23/20	69,360	947,458	1,040,400	15.00	0.0
Rappi, Inc. Series E	09/08/20	39,184	2,341,089	1,786,791	45.60	0.1
Rappi, Inc. Series F	07/08/21	14,609	941,157	666,170	45.60	0.0
RefleXion Medical, Inc. Series C	04/03/18	160,251	271,145	4,808	0.03	0.0
RefleXion Medical, Inc. Series D	04/04/20	67,040	127,808	2,011	0.03	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Waymo LLC Series A-2	05/08/20	21,059	$1,808,277	$3,553,285	$168.73	0.1%
Waymo LLC Series B-2	06/11/21	10,055	922,265	1,711,562	170.22	0.0
				$12,088,269		0.3%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $34,998,218. This was secured by collateral of $19,623,963, which was received in cash and subsequently invested in short-term investments currently valued at $19,623,963 as reported in the
Portfolio of Investments. Additional collateral of $15,169,340 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	$908,966
United States Treasury Notes/Bonds	0.13% to 4.88%	10/31/2026 to 02/15/2056	14,260,374

(5)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund

CAD—Canadian Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$9,198	$9,198
Computers	594,343,173	645,570	—	594,988,743
Entertainment Software	—	—	1,639,521	1,639,521
Healthcare-Services	—	—	77,894	77,894
Other Industries	3,220,725,548	—	—	3,220,725,548
Convertible Preferred Stocks	—	—	10,361,666	10,361,666
Unaffiliated Investment Companies	11,237,639	—	—	11,237,639
Escrows and Litigation Trusts	—	—	192,326	192,326
Warrants	—	—	0	0
Short-Term Investments	36,310,230	—	—	36,310,230
Total Investments at Value	$3,862,616,590	$645,570	$12,280,605	$3,875,542,765

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 1.7%
AAR Corp.†	21,254	$2,393,625
Kratos Defense & Security Solutions, Inc.†	9,543	611,993
		3,005,618
Apparel — 1.9%
Kontoor Brands, Inc.	24,407	1,751,690
Steven Madden, Ltd.	37,617	1,634,083
		3,385,773
Auto Parts & Equipment — 3.7%
Allison Transmission Holdings, Inc.	16,574	1,881,646
Dorman Products, Inc.†	15,279	1,893,374
Visteon Corp.	21,911	2,591,852
		6,366,872
Banks — 8.5%
Ameris Bancorp.	20,978	1,768,655
Bank of N.T. Butterfield & Son, Ltd.	20,431	1,153,534
Cathay General Bancorp.	42,419	2,445,880
Columbia Banking System, Inc.	99,305	2,943,400
United Community Banks, Inc.	39,238	1,292,892
Webster Financial Corp.	32,073	2,332,349
Wintrust Financial Corp.	18,370	2,759,725
		14,696,435
Biotechnology — 4.6%
Alumis Inc†	27,148	586,397
Arrowhead Pharmaceuticals, Inc.†	18,986	1,479,199
Axsome Therapeutics, Inc.†	6,812	1,597,278
Bridgebio Pharma, Inc.†	31,094	2,060,288
Mineralys Therapeutics, Inc.†	24,609	775,183
Nektar Therapeutics†	10,679	692,854
Tarsus Pharmaceuticals, Inc.†	12,773	758,716
		7,949,915
Building Materials — 1.5%
Eagle Materials, Inc.	6,079	1,344,553
Hayward Holdings, Inc.†	85,082	1,200,507
		2,545,060
Commercial Services — 2.7%
Bright Horizons Family Solutions, Inc.†	7,788	487,685
Korn Ferry	18,564	1,299,109
Marqeta, Inc., Class A†	221,404	898,900
Paymentus Holdings, Inc., Class A†	28,421	667,609
Stride, Inc.†	15,410	1,423,576
		4,776,879
Cosmetics/Personal Care — 0.5%
Interparfums, Inc.	9,758	920,862
Diversified Financial Services — 4.0%
BGC Group, Inc., Class A	132,886	1,388,659
Federated Hermes, Inc.	19,749	1,107,129
GlassBridge Enterprises, Inc.#†(1)(2)	292	0
Miami International Holdings, Inc.†	27,367	1,293,091
PennyMac Financial Services, Inc.	24,251	2,033,931
Piper Sandler Cos.	13,417	1,052,027
		6,874,837
Electric — 0.8%
Portland General Electric Co.	28,329	1,419,849
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.1%
Belden, Inc.	18,590	$1,953,437
Electronics — 5.7%
Applied Optoelectronics, Inc.†	11,108	1,759,618
Atmus Filtration Technologies, Inc.	39,888	1,865,961
Itron, Inc.#†	18,833	1,553,346
Ralliant Corp.	31,568	1,953,112
Sanmina Corp.#†	10,677	2,773,137
		9,905,174
Engineering & Construction — 0.9%
Argan, Inc.	672	448,238
Fluor Corp.†	25,640	1,173,286
		1,621,524
Environmental Control — 1.2%
Casella Waste Systems, Inc., Class A†	24,470	2,010,700
Food — 0.7%
Chefs' Warehouse, Inc.†	15,268	1,168,613
Gas — 0.8%
Chesapeake Utilities Corp.	10,919	1,346,531
Healthcare-Products — 5.4%
Adaptive Biotechnologies Corp.†	89,578	1,357,107
BioLife Solutions, Inc.†	63,384	1,579,529
Guardant Health, Inc.†	26,965	3,497,091
Repligen Corp.†	10,339	1,281,519
Twist Bioscience Corp.†	25,798	1,725,112
		9,440,358
Healthcare-Services — 3.5%
Addus HomeCare Corp.†	9,876	905,432
BrightSpring Health Services, Inc.†	63,443	3,913,164
Encompass Health Corp.	11,200	1,185,520
		6,004,116
Home Builders — 1.8%
Champion Homes, Inc.†	21,481	1,581,646
KB Home	30,884	1,508,992
		3,090,638
Insurance — 1.5%
Definity Financial Corp.	21,398	1,025,161
Skyward Specialty Insurance Group, Inc.†	37,813	1,668,309
		2,693,470
Internet — 0.8%
Snap, Inc., Class A†	243,684	1,391,436
Iron/Steel — 1.5%
Commercial Metals Co.	33,235	2,527,522
Leisure Time — 0.8%
Life Time Group Holdings, Inc.†	39,916	1,320,421
Lodging — 0.9%
Wyndham Hotels & Resorts, Inc.	20,579	1,651,671
Machinery-Construction & Mining — 1.5%
Bloom Energy Corp., Class A†	9,353	2,665,605
Machinery-Diversified — 4.6%
AGCO Corp.	11,427	1,283,024
ESAB Corp.	20,336	1,879,656
Gates Industrial Corp. PLC†	86,247	2,235,522
Zurn Elkay Water Solutions Corp.	55,202	2,594,494
		7,992,696

VALIC Company I Small Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.8%
Hillman Solutions Corp.†	183,000	$1,365,180
Mining — 1.1%
Coeur Mining, Inc.	48,267	932,519
MP Materials Corp.†	15,703	1,015,984
		1,948,503
Miscellaneous Manufacturing — 2.9%
Enpro, Inc.	11,473	3,522,096
Federal Signal Corp.	14,044	1,498,495
		5,020,591
Oil & Gas — 3.9%
Helmerich & Payne, Inc.	76,252	2,909,014
Northern Oil & Gas, Inc.#	91,189	1,985,184
Weatherford International PLC	17,992	1,864,691
		6,758,889
Oil & Gas Services — 1.6%
Kodiak Gas Services, Inc.	41,330	2,762,911
Packaging & Containers — 0.9%
Silgan Holdings, Inc.	41,456	1,557,087
Pharmaceuticals — 0.5%
Collegium Pharmaceutical, Inc.†	24,500	823,445
Real Estate — 0.6%
Cushman & Wakefield, Ltd.†	79,790	992,588
REITS — 6.3%
American Healthcare REIT, Inc.	60,747	2,969,921
Essential Properties Realty Trust, Inc.	83,431	2,551,320
Outfront Media, Inc.	96,686	3,117,156
Terreno Realty Corp.	34,617	2,273,991
		10,912,388
Retail — 3.5%
AutoNation, Inc.†	12,152	2,281,174
Cheesecake Factory, Inc.	43,305	2,859,862
Dutch Bros, Inc., Class A†	15,456	896,448
		6,037,484
Savings & Loans — 2.6%
Banc of California, Inc.	103,847	1,995,939
OceanFirst Financial Corp.	54,139	1,017,272
WSFS Financial Corp.	19,855	1,418,640
		4,431,851
Semiconductors — 9.0%
Allegro MicroSystems, Inc.†	59,313	2,839,313
Lattice Semiconductor Corp.†	24,134	3,549,629
MACOM Technology Solutions Holdings, Inc.†	8,217	2,996,247
MKS, Inc.	8,609	2,791,554
Rambus, Inc.†	8,645	1,257,502
Silicon Laboratories, Inc.†	10,303	2,241,933
		15,676,178
Software — 1.8%
Bullish#†	21,672	756,569
Manhattan Associates, Inc.†	9,078	1,362,154
Unity Software, Inc.†	34,400	1,048,168
		3,166,891
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Credo Technology Group Holding, Ltd.†	9,591	$2,263,764
Total Common Stocks (cost $169,818,962)		172,443,762
RIGHTS — 0.0%
Special Purpose Acquisition Company — 0.0%
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033†(1)(2) (cost $0)	15,102	0
Total Long-Term Investment Securities (cost $169,818,962)		172,443,762
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(3)	15,122	15,121
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4)	796,989	796,989
Total Short-Term Investments (cost $812,110)		812,110
TOTAL INVESTMENTS (cost $170,631,072)(5)	99.9%	173,255,872
Other assets less liabilities	0.1	175,058
NET ASSETS	100.0%	$173,430,930

^	Prior to April 30, 2026, the Fund was known as Small Cap Special Values Fund.
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

VALIC Company I Small Cap Core Fund^
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GlassBridge Enterprises, Inc.	10/21/09 - 03/08/17	292	$2,541,614	$0	$0.00	0.0%
Rights
Pershing Square SPARC Holdings, Ltd. Expires 09/23/2033	07/26/22	15,102	0	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $3,775,227. This was secured by collateral of $796,989, which was received in cash and subsequently invested in short-term investments currently valued at $796,989 as reported in the
Portfolio of Investments. Additional collateral of $3,193,962 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$889
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 05/15/2054	3,193,073

(5)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$6,874,837	$—	$0	$6,874,837
Special Purpose Acquisition Company	—	—	0	0
Other Industries	165,568,925	—	—	165,568,925
Rights	—	—	0	0
Short-Term Investments	812,110	—	—	812,110
Total Investments at Value	$173,255,872	$—	$0	$173,255,872

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 5.1%
AAR Corp.†	56,370	$6,348,389
Astronics Corp.†	72,191	6,280,617
ATI, Inc.†	16,166	2,831,637
Hexcel Corp.	79,744	7,160,214
Karman Holdings, Inc.†	86,571	4,977,832
		27,598,689
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	6,066	0
Airlines — 0.6%
Alaska Air Group, Inc.#†	67,907	3,125,080
Banks — 2.0%
Bancorp., Inc.†	71,792	3,960,047
Coastal Financial Corp.†	30,595	2,177,752
SouthState Bank Corp.	27,500	2,605,625
Triumph Financial, Inc.†	31,789	2,264,966
		11,008,390
Biotechnology — 10.3%
Arcutis Biotherapeutics, Inc.†	112,491	2,414,057
Arrowhead Pharmaceuticals, Inc.†	46,986	3,660,679
Bridgebio Pharma, Inc.†	86,188	5,710,817
Celldex Therapeutics, Inc.†	58,626	1,842,615
CG oncology, Inc.†	29,330	1,826,966
Cogent Biosciences, Inc.†	69,890	2,443,354
Crinetics Pharmaceuticals, Inc.#†	72,286	2,569,767
Cytokinetics, Inc.†	35,265	2,706,941
Edgewise Therapeutics, Inc.†	88,218	3,013,527
Evommune, Inc.†	38,499	894,332
Ionis Pharmaceuticals, Inc.†	33,761	2,582,716
Mineralys Therapeutics, Inc.†	56,652	1,784,538
Newamsterdam Pharma Co. NV†	28,262	951,864
Nuvalent, Inc., Class A†	33,053	3,648,721
Nuvation Bio, Inc.†	230,720	1,102,841
Praxis Precision Medicines, Inc.†	8,545	2,990,494
Revolution Medicines, Inc.†	23,568	3,711,489
Scholar Rock Holding Corp.†	60,911	3,002,912
UroGen Pharma, Ltd.†	94,936	2,670,550
Vera Therapeutics, Inc.†	59,017	2,096,284
Viking Therapeutics, Inc.†	24,243	793,716
Xenon Pharmaceuticals, Inc.†	57,408	3,141,940
		55,561,120
Building Materials — 2.3%
Hayward Holdings, Inc.†	446,689	6,302,782
Titan America SA	138,411	2,251,947
Trex Co., Inc.†	96,553	3,997,294
		12,552,023
Chemicals — 1.7%
Element Solutions, Inc.	107,187	4,547,945
Sensient Technologies Corp.	41,958	4,776,918
		9,324,863
Commercial Services — 2.0%
Colliers International Group, Inc.	26,925	2,540,643
First Advantage Corp.#†	174,319	2,789,104
Herc Holdings, Inc.	40,785	5,424,405
		10,754,152
Computers — 0.4%
Figure Technology Solutions, Inc., Class A†	60,287	2,131,145
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 1.9%
OPENLANE, Inc.†	181,053	$6,898,119
SiteOne Landscape Supply, Inc.†	28,877	3,136,042
		10,034,161
Diversified Financial Services — 3.3%
Dave, Inc.†	14,499	4,096,837
Enova International, Inc.†	22,003	3,553,705
Hamilton Lane, Inc., Class A	32,078	2,794,956
Miami International Holdings, Inc.†	74,712	3,530,142
Piper Sandler Cos.	50,555	3,964,018
		17,939,658
Electric — 2.9%
Fervo Energy Co., Class A†	43,180	1,582,979
Oklo, Inc.#†	19,414	1,298,408
Talen Energy Corp.†	18,774	7,261,783
TransAlta Corp.#	373,012	5,316,568
		15,459,738
Electrical Components & Equipment — 2.6%
Littelfuse, Inc.	15,063	7,032,463
Novanta, Inc.#†	42,956	6,844,179
		13,876,642
Electronics — 4.8%
ESCO Technologies, Inc.	24,404	7,123,528
Itron, Inc.†	22,061	1,819,591
Mirion Technologies, Inc.#†	240,772	4,401,312
OSI Systems, Inc.#†	12,660	2,744,055
Plexus Corp.†	36,788	9,872,428
		25,960,914
Engineering & Construction — 6.1%
Argan, Inc.	13,007	8,675,929
Construction Partners, Inc., Class A#†	33,483	3,899,765
Sterling Infrastructure, Inc.†	23,356	20,105,779
		32,681,473
Environmental Control — 2.3%
Casella Waste Systems, Inc., Class A†	46,250	3,800,362
CECO Environmental Corp.†	113,833	8,509,017
		12,309,379
Food — 1.1%
Premium Brands Holdings Corp.#	37,324	2,462,548
Sprouts Farmers Market, Inc.†	43,723	3,612,394
		6,074,942
Healthcare-Products — 3.3%
Alphatec Holdings, Inc.†	481,857	3,734,392
Guardant Health, Inc.†	54,202	7,029,457
SI-BONE, Inc.†	196,734	2,773,949
UFP Technologies, Inc.#†	19,585	4,310,659
		17,848,457
Healthcare-Services — 4.1%
Encompass Health Corp.	46,466	4,918,426
Ensign Group, Inc.	11,365	1,905,342
HealthEquity, Inc.†	55,073	4,845,873
PACS Group, Inc.†	71,850	2,633,303
RadNet, Inc.†	85,534	4,749,703
U.S. Physical Therapy, Inc.	44,233	2,842,413
		21,895,060

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	$47,590
Insurance — 0.5%
Bowhead Specialty Holdings, Inc.†	105,875	2,818,392
Internet — 3.0%
Etoro Group, Ltd., Class A†	55,170	2,316,037
Magnite, Inc.†	293,642	4,207,890
Q2 Holdings, Inc.†	83,211	3,940,041
RealReal, Inc.†	226,677	2,185,166
Wayfair, Inc., Class A†	47,704	3,447,091
		16,096,225
Investment Companies — 2.2%
Core Scientific, Inc.†	245,514	6,592,051
Riot Platforms, Inc.†	204,212	5,536,187
		12,128,238
Iron/Steel — 0.4%
Carpenter Technology Corp.	4,880	2,288,622
Leisure Time — 2.2%
Brunswick Corp.	30,097	2,520,925
Callaway Golf Co.†	195,239	3,006,681
Life Time Group Holdings, Inc.†	188,195	6,225,490
		11,753,096
Machinery-Diversified — 3.4%
Applied Industrial Technologies, Inc.	12,999	3,949,226
Cognex Corp.	88,459	5,825,025
Flowserve Corp.	55,530	4,193,071
Regal Rexnord Corp.	22,592	4,558,162
		18,525,484
Media — 0.7%
New York Times Co., Class A	50,651	3,809,462
Metal Fabricate/Hardware — 0.7%
RBC Bearings, Inc.†	7,012	4,010,584
Mining — 1.7%
Centrus Energy Corp., Class A†	11,658	2,127,235
Energy Fuels, Inc.#†	101,093	1,841,915
SSR Mining, Inc.†	165,814	5,176,713
		9,145,863
Miscellaneous Manufacturing — 2.4%
Fabrinet†	11,656	7,624,889
Materion Corp.	24,124	5,308,245
		12,933,134
Oil & Gas — 1.2%
Cardinal Energy, Ltd.#	233,154	1,941,470
Murphy Oil Corp.	128,322	4,643,973
		6,585,443
Oil & Gas Services — 0.6%
Expro Group Holdings NV†	223,808	3,305,644
Pharmaceuticals — 2.8%
Alkermes PLC†	91,528	3,861,566
Madrigal Pharmaceuticals, Inc.†	11,509	5,723,081
Protagonist Therapeutics, Inc.†	40,729	4,054,979
Vaxcyte, Inc.†	27,203	1,398,234
		15,037,860
Security Description	Shares or Principal Amount	Value

Real Estate — 0.4%
FirstService Corp.	18,083	$2,424,183
REITS — 0.6%
American Healthcare REIT, Inc.	62,986	3,079,386
Retail — 3.2%
Boot Barn Holdings, Inc.†	23,073	3,919,411
Five Below, Inc.†	25,713	5,846,108
Freshpet, Inc.†	31,892	1,645,627
National Vision Holdings, Inc.#†	130,013	2,177,718
Ollie's Bargain Outlet Holdings, Inc.†	19,015	1,552,194
Shake Shack, Inc., Class A†	33,143	2,131,426
		17,272,484
Semiconductors — 8.0%
Diodes, Inc.†	33,123	3,488,514
Impinj, Inc.#†	29,607	4,470,657
Lattice Semiconductor Corp.†	31,109	4,575,512
MACOM Technology Solutions Holdings, Inc.†	12,068	4,400,476
MKS, Inc.	17,677	5,731,944
Onto Innovation, Inc.†	14,460	3,734,150
Silicon Laboratories, Inc.†	35,037	7,624,051
SiTime Corp.†	12,727	9,038,716
		43,064,020
Software — 5.1%
Agilysys, Inc.†	58,932	5,101,154
Braze, Inc., Class A†	115,814	2,968,312
Chime Financial, Inc., Class A†	154,916	2,881,437
Descartes Systems Group, Inc.†	33,599	2,478,598
DigitalOcean Holdings, Inc.†	23,242	3,624,590
Elastic NV†	29,114	1,883,676
Hinge Health, Inc., Class A†	64,294	3,613,966
Omada Health, Inc.†	271,036	4,870,517
		27,422,250
Telecommunications — 2.8%
Credo Technology Group Holding, Ltd.†	39,478	9,317,992
Extreme Networks, Inc.†	145,474	3,856,516
Gilat Satellite Networks, Ltd.#†	112,683	1,934,767
		15,109,275
Total Common Stocks (cost $446,082,280)		532,993,121
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	2,221	0
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	13,557
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	28,323
Human Resources — 0.1%
Checkr, Inc. Series C †(1)(2)	8,994	72,941
Checkr, Inc. Series D†(1)(2)	12,252	99,364
		172,305

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C †(1)(2)	6,234	$94,133
Medical - Biomedical/Gene — 0.0%
National Resilience, Inc. Series B†(1)(2)	5,496	82,440
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	60,238
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	34,498
Transportation — 0.0%
Haul Hub, Inc. Series B†(1)(2)	2,168	911
Total Convertible Preferred Stocks (cost $721,279)		486,405
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1) (cost $32,138)	49,444	32,386
Total Long-Term Investment Securities (cost $446,835,697)		533,511,912
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(3)	8,455,543	8,455,543
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(3)(4)	1,445,556	1,445,556
Total Short-Term Investments (cost $9,901,099)		9,901,099
TOTAL INVESTMENTS (cost $456,736,796)(5)	100.6%	543,413,011
Other assets less liabilities	(0.6)	(3,137,730)
NET ASSETS	100.0%	$540,275,281

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2026, the Fund held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Checkr, Inc.	06/29/18, 12/02/19	5,868	$44,688	$47,590	$8.11	0.0%
Farmer's Business Network, Inc.	11/03/17	6,066	112,003	0	0.00	0.0
Convertible Preferred Stocks
Checkr, Inc. Series C	04/10/18	8,994	40,926	72,941	8.11	0.0
Checkr, Inc. Series D	09/06/19	12,252	123,526	99,364	8.11	0.1
Farmer's Business Network, Inc. Series D	11/03/17	2,221	41,009	0	0.00	0.0
Flexe, Inc. Series C	11/18/20	4,643	56,492	13,557	2.92	0.0
Haul Hub, Inc. Series B	02/14/20	2,168	31,609	911	0.42	0.0
Honor Tech, Inc. Series D	10/16/20	43,123	103,844	34,498	0.80	0.0
Kardium, Inc. Series D	01/08/21	58,843	59,775	60,238	1.02	0.0
National Resilience, Inc. Series B	10/23/20	5,496	75,075	82,440	15.00	0.0
Nuro, Inc. Series C	10/30/20	6,234	81,383	94,133	15.10	0.0
Sila Nanotechnologies, Inc. Series F	01/07/21	2,608	107,640	28,323	10.86	0.0
				$533,995		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.

(3)	The rate shown is the 7-day yield as of May 31, 2026.
(4)
At May 31, 2026, the Fund had loaned securities with a total value of $21,146,261. This was secured by collateral of $1,445,556, which was received in cash and subsequently invested in short-term investments currently valued at $1,445,556 as reported in the
Portfolio of Investments. Additional collateral of $21,008,143 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$33,920
United States Treasury Bills	0.00%	06/18/2026	8,091
United States Treasury Notes/Bonds	0.13% to 5.25%	07/31/2026 to 02/15/2056	20,966,132

(5)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	8,400,378	USD	6,134,951	06/26/2026	$35,300	$—
	USD	1,087,012	CAD	1,473,117	06/26/2026	—	(17,358)
						35,300	(17,358)
JPMorgan Chase Bank, N.A.	USD	634,998	CAD	871,065	06/26/2026	—	(2,504)
UBS AG	CAD	9,343,622	USD	6,824,935	06/26/2026	40,379	—
	USD	370,901	CAD	506,208	06/26/2026	—	(3,334)
						40,379	(3,334)
Unrealized Appreciation (Depreciation)						$75,679	$(23,196)

CAD—Canadian Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Agriculture	$—	$—	$0	$0
Human Resources	—	—	47,590	47,590
Other Industries	532,945,531	—	—	532,945,531
Convertible Preferred Stocks	—	—	486,405	486,405
Rights	—	—	32,386	32,386
Short-Term Investments	9,901,099	—	—	9,901,099
Total Investments at Value	$542,846,630	$—	$566,381	$543,413,011
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$75,679	$—	$75,679
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$23,196	$—	$23,196

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Advertising — 0.1%
Advantage Solutions, Inc.#†	1,532	$57,328
Arena Group Holdings, Inc.†	6,726	9,416
Boston Omaha Corp., Class A#†	9,272	119,423
National CineMedia, Inc.	26,068	81,854
Nexxen International, Ltd.†	11,109	93,316
Stagwell, Inc.#†	45,435	318,499
TechTarget, Inc.#†	10,795	49,549
		729,385
Aerospace/Defense — 2.1%
AAR Corp.†	15,643	1,761,715
AeroVironment, Inc.†	15,121	3,133,676
AerSale Corp.†	13,079	86,191
AIRO Group Holdings, Inc.†	8,495	76,285
Amprius Technologies, Inc.†	46,019	933,265
Archer Aviation, Inc., Class A#†	243,260	1,656,601
Astronics Corp.†	12,481	1,085,847
Beta Technologies, Inc., Class A†	13,759	252,340
Ducommun, Inc.†	5,458	830,817
Eve Holding, Inc.#†	40,458	139,580
Firefly Aerospace, Inc.†	9,098	422,966
Intuitive Machines, Inc.#†	44,407	1,946,359
Joby Aviation, Inc.#†	234,165	2,786,563
Kratos Defense & Security Solutions, Inc.†	72,318	4,637,753
Mercury Systems, Inc.†	21,744	2,428,805
Moog, Inc., Class A	11,248	4,048,942
National Presto Industries, Inc.	2,010	254,406
Red Cat Holdings, Inc.†	40,320	584,640
Redwire Corp.†	41,967	1,031,129
Voyager Technologies, Inc., Class A#†	19,088	945,429
York Space Systems, Inc.†	7,364	240,361
		29,283,670
Agriculture — 0.2%
Alico, Inc.	2,172	88,292
Andersons, Inc.	12,914	911,599
Dole PLC	27,662	386,991
Fresh Del Monte Produce, Inc.	13,681	439,707
Ispire Technology, Inc.#†	7,662	13,868
Limoneira Co.	6,773	86,153
Tejon Ranch Co.#†	7,937	153,422
Turning Point Brands, Inc.	7,307	620,584
Universal Corp.	9,495	492,506
Vital Farms, Inc.#†	13,791	138,048
		3,331,170
Airlines — 0.2%
Allegiant Travel Co.#†	8,958	820,642
Frontier Group Holdings, Inc.#†	23,628	142,950
JetBlue Airways Corp.†	121,539	664,818
SkyWest, Inc.†	16,149	1,383,162
		3,011,572
Apparel — 0.4%
Capri Holdings, Ltd.†	47,000	869,970
Carter's, Inc.	14,076	543,193
Ermenegildo Zegna NV#	24,401	358,695
Kontoor Brands, Inc.	22,025	1,580,734
Lakeland Industries, Inc.#	3,724	40,294
Oxford Industries, Inc.#	5,610	250,318
Rocky Brands, Inc.	2,871	110,993
Steven Madden, Ltd.	28,694	1,246,467
Superior Group of Cos., Inc.	4,600	58,834
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Torrid Holdings, Inc.#†	9,630	$15,408
Weyco Group, Inc.	2,128	75,097
Wolverine World Wide, Inc.	33,146	581,712
		5,731,715
Auto Manufacturers — 0.1%
Blue Bird Corp.†	12,527	848,955
Faraday Future Intelligent Electric, Inc.#†	56,002	20,362
Hyliion Holdings Corp.†	53,545	374,280
Wabash National Corp.	15,707	124,556
		1,368,153
Auto Parts & Equipment — 1.0%
Dauch Corp.†	92,282	612,753
Adient PLC†	31,972	730,880
Aeva Technologies, Inc.#†	15,795	445,103
Cooper-Standard Holdings, Inc.†	6,601	200,208
Dana, Inc.	45,240	1,601,948
Dorman Products, Inc.†	11,034	1,367,333
Douglas Dynamics, Inc.	9,263	412,667
Fox Factory Holding Corp.†	17,063	307,817
Garrett Motion, Inc.	71,018	2,326,550
Gentherm, Inc.†	12,036	417,529
Goodyear Tire & Rubber Co.†	111,380	679,418
Holley, Inc.†	29,526	80,606
indie Semiconductor, Inc., Class A#†	78,498	391,705
Methode Electronics, Inc.	14,104	162,760
Microvast Holdings, Inc.#†	77,827	120,632
Miller Industries, Inc.	4,246	203,426
Motorcar Parts of America, Inc.†	5,096	56,362
Phinia, Inc.	15,219	1,175,820
Solid Power, Inc.#†	72,910	241,332
Standard Motor Products, Inc.	8,444	330,920
Strattec Security Corp.†	1,563	124,977
Titan International, Inc.†	18,692	134,956
Visteon Corp.	10,982	1,299,061
XPEL, Inc.#†	10,489	479,557
		13,904,320
Banks — 8.2%
Mechanics Bancorp., Class A#	19,323	284,435
1st Source Corp.	7,430	548,483
ACNB Corp.	3,922	212,925
Alerus Financial Corp.	9,632	275,283
Amalgamated Financial Corp.	9,390	389,497
Amerant Bancorp., Inc.	14,585	331,371
Ameris Bancorp.	26,165	2,205,971
Ames National Corp.	3,617	103,953
Arrow Financial Corp.	6,193	227,283
Associated Banc-Corp.	66,522	1,849,977
Atlantic Union Bankshares Corp.	57,005	2,144,528
Avidbank Holdings, Inc.†	1,089	33,519
BancFirst Corp.	8,449	931,840
Bancorp., Inc.†	16,238	895,688
Bank First Corp.	4,081	567,341
Bank of Hawaii Corp.	15,849	1,214,033
Bank of Marin Bancorp.	5,609	144,937
Bank of N.T. Butterfield & Son, Ltd.	16,916	955,077
Bank7 Corp.	1,682	74,445
BankUnited, Inc.	28,970	1,343,918
Bankwell Financial Group, Inc.	2,759	144,351
Banner Corp.	13,428	872,820
Bar Harbor Bankshares	6,233	217,781
BayCom Corp.	4,258	131,146

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp., Inc.	6,313	$65,908
Blue Ridge Bankshares, Inc.#	26,121	86,199
Bridgewater Bancshares, Inc.†	8,254	155,670
Burke & Herbert Financial Services Corp.	6,657	423,385
Business First Bancshares, Inc.#	13,029	371,066
Byline Bancorp., Inc.	12,527	414,518
C & F Financial Corp.	1,241	91,524
California Bancorp.	8,408	159,584
Camden National Corp.	6,953	347,859
Capital Bancorp., Inc.	4,472	142,746
Capital City Bank Group, Inc.	5,384	245,726
Carter Bankshares, Inc.	8,815	240,650
Cathay General Bancorp.	25,855	1,490,799
CB Financial Services, Inc.	1,896	67,953
Central Pacific Financial Corp.	9,572	328,894
Chain Bridge Bancorp., Inc., Class A†	952	34,510
Chemung Financial Corp.	1,693	116,275
ChoiceOne Financial Services, Inc.	5,479	172,041
Citizens & Northern Corp.	6,606	139,122
Citizens Financial Services, Inc.	1,771	115,168
City Holding Co.	5,601	696,260
Civista Bancshares, Inc.	8,111	210,075
CNB Financial Corp.	11,712	359,207
Coastal Financial Corp.†	5,006	356,327
CoastalSouth Bancshares, Inc.	3,799	96,988
Colony Bankcorp., Inc.	8,523	168,755
Commercial Bancgroup, Inc.	2,514	72,629
Community Financial System, Inc.	21,166	1,347,004
Community Trust Bancorp., Inc.	6,317	422,355
Community West Bancshares	9,192	220,700
ConnectOne Bancorp., Inc.	18,779	564,685
Customers Bancorp., Inc.†	12,608	947,365
CVB Financial Corp.	67,081	1,365,769
Dime Community Bancshares, Inc.	15,765	589,926
Eagle Bancorp., Inc.	11,615	316,973
Eagle Financial Services, Inc.	1,868	73,711
Eastern Bankshares, Inc.	86,998	1,716,471
ECB Bancorp., Inc.†	3,129	57,136
Enterprise Financial Services Corp.	14,881	901,937
Equity Bancshares, Inc., Class A	7,096	327,126
Esquire Financial Holdings, Inc.	2,950	324,176
Farmers & Merchants Bancorp., Inc.	5,001	139,678
Farmers National Banc Corp.	21,570	305,863
FB Bancorp., Inc.#†	7,252	101,093
FB Financial Corp.	17,686	931,875
Fidelity D&D Bancorp., Inc.	1,933	90,290
Financial Institutions, Inc.	7,495	271,544
Finwise Bancorp.†	3,685	52,990
First Bancorp.	16,351	961,929
First BanCorp. Puerto Rico	62,902	1,508,390
First Bancorp., Inc.	3,923	114,199
First Bank	8,288	129,624
First Busey Corp.	34,273	938,052
First Business Financial Services, Inc.	3,110	178,887
First Commonwealth Financial Corp.	41,250	781,275
First Community Bankshares, Inc.	6,362	274,266
First Community Corp.	3,008	90,420
First Financial Bancorp.	41,547	1,277,986
First Financial Bankshares, Inc.	53,784	1,757,661
First Financial Corp.	4,686	324,178
First Internet Bancorp.	3,068	74,123
First Interstate BancSystem, Inc., Class A	34,476	1,227,346
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Merchants Corp.	25,228	$1,016,688
First Mid Bancshares, Inc.	8,733	384,689
First National Corp.	3,170	88,110
First United Corp.	2,448	96,794
Firstsun Capital Bancorp.†	8,902	315,576
Five Star Bancorp.	6,068	256,252
Flagstar Bank N.A.	121,464	1,707,784
Franklin Financial Services Corp.	1,704	99,054
Fulton Financial Corp.	76,934	1,668,698
FVCBankcorp., Inc.	6,225	98,231
GBank Financial Holdings, Inc.#†	3,422	101,941
German American Bancorp., Inc.	14,234	622,311
Glacier Bancorp., Inc.	51,321	2,440,314
Great Southern Bancorp., Inc.	3,319	238,138
Hancock Whitney Corp.	33,428	2,277,115
Hanmi Financial Corp.	11,559	348,157
Hanover Bancorp., Inc.	1,926	44,799
Hawthorn Bancshares, Inc.	2,364	86,735
HBT Financial, Inc.	4,133	118,328
Heritage Financial Corp.	13,442	366,295
Hilltop Holdings, Inc.	17,076	644,107
Home BancShares, Inc.	75,317	2,015,483
Hope Bancorp., Inc.	48,961	613,971
Horizon Bancorp., Inc.	20,198	374,673
Independent Bank Corp.#	19,907	1,574,246
Independent Bank Corp.	7,896	270,991
International Bancshares Corp.	21,801	1,573,160
Investar Holding Corp.	5,306	149,948
John Marshall Bancorp., Inc.	5,094	108,349
Kearny Financial Corp.	21,334	175,792
Lakeland Financial Corp.	9,907	600,661
Landmark Bancorp., Inc.	1,938	55,078
LCNB Corp.	5,473	93,260
Live Oak Bancshares, Inc.	13,815	525,384
MainStreet Bancshares, Inc.	2,860	65,465
Mercantile Bank Corp.	6,970	369,340
Merchants Bancorp.#	10,590	499,213
Meridian Corp.	3,688	66,310
Metrocity Bankshares, Inc.#	9,183	299,917
Metropolitan Bank Holding Corp.	3,501	313,410
Mid Penn Bancorp., Inc.	7,752	253,103
Midland States Bancorp., Inc.	7,998	222,344
MVB Financial Corp.	4,242	113,474
National Bank Holdings Corp., Class A	14,375	601,306
National Bankshares, Inc.	2,532	89,101
NB Bancorp., Inc.	16,405	328,592
NBT Bancorp., Inc.	20,469	946,487
NewtekOne, Inc.	9,631	133,678
Nicolet Bankshares, Inc.	7,380	1,035,193
Northeast Bank	2,941	369,801
Northeast Community Bancorp., Inc.	4,793	116,182
Northpointe Bancshares, Inc.	8,841	151,004
Northrim BanCorp., Inc.	8,967	221,575
Norwood Financial Corp.	3,984	120,436
Oak Valley Bancorp.	2,780	91,490
OFG Bancorp.	17,091	778,666
Ohio Valley Banc Corp.	1,545	74,237
Old National Bancorp.	140,037	3,362,288
Old Second Bancorp., Inc.	20,076	428,020
OP Bancorp.	4,790	67,347
Orange County Bancorp., Inc.	4,162	142,007
Origin Bancorp., Inc.	11,710	558,099
Orrstown Financial Services, Inc.	7,424	275,653

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Park National Corp.	5,852	$1,003,969
Parke Bancorp, Inc.	4,035	123,996
Pathward Financial, Inc.	8,786	722,561
Patriot National Bancorp., Inc.†	29,425	32,956
PCB Bancorp.	4,141	101,744
Peapack-Gladstone Financial Corp.	6,256	270,572
Peoples Bancorp. of North Carolina, Inc.	1,713	72,117
Peoples Bancorp., Inc.	13,791	479,651
Peoples Financial Services Corp.#	3,908	232,174
Pioneer Bancorp., Inc.†	4,575	68,305
Plumas Bancorp.	2,577	135,628
Ponce Financial Group, Inc.#†	7,468	140,996
Primis Financial Corp.	8,462	122,107
Princeton Bancorp., Inc.	2,157	77,738
QCR Holdings, Inc.	6,486	597,685
RBB Bancorp.	6,367	152,299
Red River Bancshares, Inc.	2,070	188,204
Renasant Corp.	37,915	1,543,899
Republic Bancorp., Inc., Class A	3,519	284,863
Rhinebeck Bancorp., Inc.#†	1,836	29,890
Richmond Mutual BanCorp., Inc.	3,703	53,768
S&T Bancorp., Inc.	14,671	661,515
SB Financial Group, Inc.	2,415	52,164
Seacoast Banking Corp. of Florida	38,848	1,177,483
ServisFirst Bancshares, Inc.	20,627	1,608,700
Shore Bancshares, Inc.	12,871	265,915
Sierra Bancorp.	4,776	181,393
Simmons First National Corp., Class A	57,679	1,237,215
SmartFinancial, Inc.	6,220	259,374
South Plains Financial, Inc.	5,012	203,437
Southern First Bancshares, Inc.†	3,029	174,985
Southside Bancshares, Inc.	11,392	373,202
SR Bancorp., Inc.	3,200	60,128
Stellar Bancorp., Inc.	18,467	689,558
Stock Yards Bancorp., Inc.	10,348	742,366
Texas Capital Bancshares, Inc.	17,537	1,744,756
Third Coast Bancshares, Inc.†	4,890	187,091
Tompkins Financial Corp.	5,311	457,543
Towne Bank	34,378	1,171,258
TriCo Bancshares	11,893	604,164
Triumph Financial, Inc.†	8,971	639,184
TrustCo. Bank Corp.	6,653	344,692
Trustmark Corp.	22,038	973,198
UMB Financial Corp.	29,055	3,813,759
Union Bankshares, Inc.#	1,480	34,188
United Bankshares, Inc.	55,915	2,427,270
United Community Banks, Inc.	44,617	1,470,130
Unity Bancorp., Inc.	2,818	157,413
Univest Financial Corp.	11,234	443,069
Valley National Bancorp.	193,923	2,670,320
Virginia National Bankshares Corp.	1,936	84,003
Walker & Dunlop, Inc.	13,376	671,341
Washington Trust Bancorp., Inc.	7,918	257,889
WesBanco., Inc.	37,850	1,311,503
West BanCorp., Inc.	6,647	159,129
Westamerica BanCorp.	9,539	529,319
Western New England Bancorp., Inc.	7,358	97,641
		111,593,710
Beverages — 0.2%
BRC, Inc., Class A#†	32,870	53,907
MGP Ingredients, Inc.	5,391	95,151
Security Description	Shares or Principal Amount	Value

Beverages (continued)
National Beverage Corp.†	9,937	$367,570
Vita Coco Co., Inc.†	19,049	1,431,151
Westrock Coffee Co.†	14,656	117,688
Zevia PBC, Class A†	21,300	33,015
		2,098,482
Biotechnology — 7.8%
4D Molecular Therapeutics, Inc.†	17,299	171,433
Aardvark Therapeutics, Inc.†	4,636	19,054
Abeona Therapeutics, Inc.†	16,352	94,515
Absci Corp.#†	53,073	358,243
ACADIA Pharmaceuticals, Inc.†	50,816	1,100,675
ADC Therapeutics SA†	42,246	143,636
ADMA Biologics, Inc.†	92,636	739,235
Aktis Oncology, Inc.†	8,504	176,373
Aldeyra Therapeutics, Inc.†	21,876	38,283
Alector, Inc.†	39,565	85,460
Allogene Therapeutics, Inc.†	62,314	135,221
Alpha Teknova, Inc.#†	4,411	23,819
Altimmune, Inc.†	53,983	164,648
Alumis Inc†	27,267	588,967
AnaptysBio, Inc.†	7,212	401,492
Anavex Life Sciences Corp.†	38,163	115,634
ANI Pharmaceuticals, Inc.†	7,492	588,197
Annexon, Inc.†	54,537	295,591
Apogee Therapeutics, Inc.†	17,775	1,460,039
Arbutus Biopharma Corp.†	57,648	262,875
Arcturus Therapeutics Holdings, Inc.#†	9,752	77,236
Arcus Biosciences, Inc.†	33,519	849,371
Arcutis Biotherapeutics, Inc.†	44,443	953,747
Ardelyx, Inc.#†	93,956	567,494
ArriVent Biopharma, Inc.†	13,336	403,681
Arrowhead Pharmaceuticals, Inc.†	54,066	4,212,282
ARS Pharmaceuticals, Inc.#†	22,463	203,739
Atea Pharmaceuticals, Inc.†	30,676	143,257
Atlantic International Corp.#†	4,579	6,869
Aura Biosciences, Inc.†	16,436	122,777
Aurinia Pharmaceuticals, Inc.†	47,062	721,460
Axsome Therapeutics, Inc.†	16,563	3,883,692
Beam Therapeutics, Inc.†	38,203	1,258,025
Benitec Biopharma, Inc.†	8,025	92,769
Bicara Therapeutics, Inc.†	12,928	281,184
BioAge Labs, Inc.†	12,483	215,831
BioCryst Pharmaceuticals, Inc.†	89,935	801,321
Biohaven, Ltd.†	45,668	502,805
Bridgebio Pharma, Inc.†	63,416	4,201,944
Bright Minds Biosciences, Inc.†	2,886	254,170
Capricor Therapeutics, Inc.†	17,130	513,215
Cardiff Oncology, Inc.#†	23,843	45,302
Cartesian Therapeutics, Inc.†	3,544	26,722
Celcuity, Inc.†	14,020	1,862,978
Celldex Therapeutics, Inc.†	30,238	950,380
CG oncology, Inc.†	23,630	1,471,913
Cogent Biosciences, Inc.†	57,190	1,999,362
Compass Therapeutics, Inc.†	51,859	123,424
Crinetics Pharmaceuticals, Inc.#†	39,072	1,389,010
CRISPR Therapeutics AG†	36,496	2,050,345
Cullinan Therapeutics, Inc.†	21,532	353,986
Cytek Biosciences, Inc.†	50,584	211,947
Cytokinetics, Inc.†	51,730	3,970,795
Definium Therapeutics, Inc.†	39,340	951,635
Denali Therapeutics, Inc.†	56,904	1,197,260
Design Therapeutics, Inc.†	9,057	94,917

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
DiaMedica Therapeutics, Inc.#†	13,330	$79,847
Dianthus Therapeutics, Inc.†	14,236	1,324,090
Disc Medicine, Inc.†	10,978	763,739
Dyne Therapeutics, Inc.†	53,813	1,040,205
Edgewise Therapeutics, Inc.†	26,686	911,594
Editas Medicine, Inc.†	37,372	129,307
Eledon Pharmaceuticals, Inc.#†	30,905	117,748
Emergent BioSolutions, Inc.†	20,896	190,572
Entrada Therapeutics, Inc.†	11,742	83,016
Erasca, Inc.†	77,027	989,027
Esperion Therapeutics, Inc.#†	95,928	300,255
Evolus, Inc.†	22,671	148,722
Evommune, Inc.†	4,321	100,377
EyePoint, Inc.†	30,142	409,328
Fate Therapeutics, Inc.#†	38,835	110,291
First Tracks Biotherapeutics, Inc.†	7,642	121,966
Forafric Global PLC#†	2,051	20,859
Geron Corp.†	224,012	280,015
Gossamer Bio, Inc.†	73,097	16,878
Greenwich Lifesciences, Inc.#†	2,343	61,328
Humacyte, Inc.#†	70,822	92,069
Ideaya Biosciences, Inc.†	34,229	1,008,729
ImmunityBio, Inc.#†	117,922	886,773
Immunome, Inc.†	40,795	890,555
Immunovant, Inc.†	32,574	1,084,714
Inhibrx Biosciences, Inc.†	3,592	373,604
Inmune Bio, Inc.†	7,131	10,055
Innoviva, Inc.†	29,853	639,451
Intellia Therapeutics, Inc.#†	43,885	617,462
Iovance Biotherapeutics, Inc.#†	131,952	541,003
Jade Biosciences, Inc.†	13,133	276,318
Janux Therapeutics, Inc.†	17,954	261,949
Keros Therapeutics, Inc.†	11,947	134,404
Kodiak Sciences, Inc.†	14,962	549,255
Korro Bio, Inc.†	2,289	30,696
Krystal Biotech, Inc.†	9,907	3,061,560
Kura Oncology, Inc.†	32,301	329,470
Kymera Therapeutics, Inc.#†	22,914	1,865,658
Larimar Therapeutics, Inc.#†	21,587	75,123
LB Pharmaceuticals, Inc.†	7,303	204,265
LENZ Therapeutics, Inc.#†	8,250	64,185
Lexeo Therapeutics, Inc.†	26,410	135,747
Ligand Pharmaceuticals, Inc.†	7,748	1,797,226
Liquidia Corp.†	26,009	1,608,917
MapLight Therapeutics, Inc.†	7,465	218,799
Maravai LifeSciences Holdings, Inc., Class A†	44,799	215,035
Maze Therapeutics, Inc.#†	10,941	289,499
MBX Biosciences, Inc.†	11,260	354,352
MeiraGTx Holdings PLC#†	18,393	195,885
Mineralys Therapeutics, Inc.†	19,276	607,194
Monopar Therapeutics, Inc.#†	1,590	103,414
Monte Rosa Therapeutics, Inc.†	23,603	465,215
Myriad Genetics, Inc.†	36,662	145,548
NeoGenomics, Inc.#†	53,320	560,926
Niagen Bioscience, Inc.#†	20,341	78,516
Nkarta, Inc.†	22,621	73,518
Novavax, Inc.#†	58,821	645,266
Nurix Therapeutics, Inc.†	41,052	729,084
Nuvalent, Inc., Class A†	20,003	2,208,131
Nuvation Bio, Inc.#†	99,175	474,057
Olema Pharmaceuticals, Inc.†	28,891	381,072
Omeros Corp.#†	26,908	297,064
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Organogenesis Holdings, Inc.#†	25,562	$65,694
Oruka Therapeutics, Inc.#†	18,397	1,076,776
Palvella Therapeutics, Inc.†	3,207	379,901
Perspective Therapeutics, Inc.†	27,964	110,178
Phathom Pharmaceuticals, Inc.#†	19,178	183,917
Praxis Precision Medicines, Inc.†	10,320	3,611,690
Precigen, Inc.#†	71,225	309,117
Prime Medicine, Inc.†	42,435	150,644
Protalix BioTherapeutics, Inc.#†	29,103	61,407
Protara Therapeutic, Inc.†	21,256	98,840
Prothena Corp. PLC†	17,440	177,539
PTC Therapeutics, Inc.†	31,468	2,323,912
Puma Biotechnology, Inc.†	16,121	115,588
Rapport Therapeutics, Inc.†	11,511	454,685
Recursion Pharmaceuticals, Inc., Class A#†	180,825	649,162
REGENXBIO, Inc.†	20,809	145,871
Relay Therapeutics, Inc.†	55,775	783,639
Replimune Group, Inc.†	29,309	254,695
Rezolute, Inc.†	28,464	93,931
Rigel Pharmaceuticals, Inc.†	7,032	214,406
Rocket Pharmaceuticals, Inc.†	32,948	101,150
Sana Biotechnology, Inc.†	65,539	216,279
Savara, Inc.#†	60,602	315,130
Scholar Rock Holding Corp.†	34,883	1,719,732
Septerna, Inc.†	8,107	244,831
Sionna Therapeutics, Inc.†	6,453	276,317
Solid Biosciences, Inc.#†	21,958	161,172
Stoke Therapeutics, Inc.†	19,410	599,963
Syndax Pharmaceuticals, Inc.†	34,691	679,597
Tango Therapeutics, Inc.†	43,820	963,164
Tarsus Pharmaceuticals, Inc.†	15,981	949,271
Taysha Gene Therapies, Inc.†	89,668	526,351
Tectonic Therapeutic, Inc.#†	4,416	137,625
Tevogen Bio Holdings, Inc.†	230	1,819
TG Therapeutics, Inc.†	58,034	2,201,810
Theravance Biopharma, Inc.†	14,990	240,739
Travere Therapeutics, Inc.†	32,965	1,555,289
TriSalus Life Sciences, Inc.#†	11,389	38,837
Tvardi Therapeutics, Inc.†	1,388	4,691
Tyra Biosciences, Inc.†	10,180	340,114
Upstream Bio, Inc.†	13,073	109,290
UroGen Pharma, Ltd.†	15,749	443,019
Vera Therapeutics, Inc.†	24,959	886,544
Veracyte, Inc.†	31,320	1,451,369
Verastem, Inc.†	27,713	119,997
Vericel Corp.†	20,502	683,332
Vir Biotechnology, Inc.†	38,616	368,397
Viridian Therapeutics, Inc.†	32,123	566,007
Wave Life Sciences, Ltd.†	57,801	380,331
Xencor, Inc.†	28,287	336,050
Xenon Pharmaceuticals, Inc.†	34,535	1,890,101
XOMA Royalty Corp.†	3,773	157,372
Zenas Biopharma, Inc.†	9,724	178,922
Zevra Therapeutics, Inc. †	23,008	266,663
Zymeworks, Inc.†	19,564	491,643
		106,575,672
Building Materials — 1.4%
NWPX Infrastructure, Inc. †	3,849	454,028
AirJoule Technologies Corp.†	16,148	72,505
Apogee Enterprises, Inc.	8,505	326,677
Aspen Aerogels, Inc.†	25,594	163,802
Boise Cascade Co.	14,781	1,030,531

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Gibraltar Industries, Inc.†	11,732	$453,442
Griffon Corp.	15,340	1,349,613
JELD-WEN Holding, Inc.†	33,614	72,606
Knife River Corp.†	22,864	1,795,053
LSI Industries, Inc.	11,458	277,627
Masterbrand, Inc.†	82,399	715,223
Modine Manufacturing Co.†	20,953	5,844,001
Smith-Midland Corp.#†	1,108	35,511
SPX Technologies, Inc.†	19,280	4,177,205
Tecnoglass, Inc.	11,167	481,186
Titan America SA	10,543	171,535
UFP Industries, Inc.	23,251	1,883,331
		19,303,876
Chemicals — 1.5%
AdvanSix, Inc.	10,384	233,017
American Vanguard Corp.†	10,596	27,338
Balchem Corp.	13,126	2,057,238
Cabot Corp.	20,883	1,827,471
Calumet, Inc.†	27,207	965,032
Chemours Co.	60,155	1,333,035
Codexis, Inc.†	32,365	89,651
Ecovyst, Inc.†	45,341	598,048
H.B. Fuller Co.	21,865	1,401,109
Hawkins, Inc.#	7,729	1,196,217
Ingevity Corp.†	14,339	972,471
Innospec, Inc.	9,776	810,821
Intrepid Potash, Inc.#†	4,052	158,312
Koppers Holdings, Inc.	7,599	310,039
Kronos Worldwide, Inc.	8,875	63,811
Mativ Holdings, Inc.	22,552	200,262
Minerals Technologies, Inc.	12,782	984,470
Oil-Dri Corp. of America	3,825	293,225
Orion SA	21,603	165,047
Perimeter Solutions, Inc.†	55,634	1,795,866
Quaker Chemical Corp.	5,565	798,744
Rayonier Advanced Materials, Inc.†	27,006	247,105
Rogers Corp.†	7,167	1,014,274
Sensient Technologies Corp.	16,901	1,924,179
Stepan Co.	8,749	462,385
Trinseo PLC#	13,843	138
Tronox Holdings PLC	46,912	372,950
Valhi, Inc.	987	14,203
		20,316,458
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	4,606	916,456
Core Natural Resources, Inc.	20,369	1,801,434
Hallador Energy Co.#†	13,296	256,081
NACCO Industries, Inc., Class A	1,620	81,972
Peabody Energy Corp.	48,916	1,323,178
Ramaco Resources, Inc., Class A†	16,330	254,911
SunCoke Energy, Inc.	33,465	301,520
Warrior Met Coal, Inc.	20,836	1,969,835
		6,905,387
Commercial Services — 3.3%
Chaince Digital Holdings, Inc.#†	16,423	135,161
Covista, Inc.†	13,629	1,605,496
GPGI, Inc.#	71,122	864,843
ABM Industries, Inc.	23,880	932,753
Acacia Research Corp.†	13,907	64,668
AirSculpt Technologies, Inc.#†	5,193	27,938
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Alarm.com Holdings, Inc.†	19,289	$870,127
Alight, Inc., Class A	201,007	189,409
Alta Equipment Group, Inc.	8,264	50,906
American Public Education, Inc.†	6,822	337,484
AMN Healthcare Services, Inc.†	15,161	439,214
Arlo Technologies, Inc.†	40,416	539,149
Barrett Business Services, Inc.	9,754	317,395
BrightView Holdings, Inc.†	28,754	355,399
Brink's Co.	16,649	1,731,829
Cadiz, Inc.†	22,410	109,361
Carriage Services, Inc.	5,485	225,927
Cass Information Systems, Inc.#	4,561	209,943
CBIZ, Inc.†	19,385	643,582
Cimpress PLC†	6,948	684,795
CoreCivic, Inc.†	41,672	878,446
Coursera, Inc.†	90,002	485,111
CPI Card Group, Inc.†	2,403	40,779
CRA International, Inc.	2,547	353,396
Cross Country Healthcare, Inc.†	11,959	156,543
Custom Truck One Source, Inc.†	23,630	226,375
Deluxe Corp.	17,164	416,914
Distribution Solutions Group, Inc.†	3,986	107,622
Driven Brands Holdings, Inc.#†	23,796	329,337
Emerald Holding, Inc.#	5,660	28,300
Ennis, Inc.	9,987	204,334
EVERTEC, Inc.	26,272	642,876
First Advantage Corp.†	31,653	506,448
Flywire Corp.†	46,787	750,463
Forrester Research, Inc.†	4,011	28,278
Franklin Covey Co.†	4,327	102,636
FTAI Infrastructure, Inc.#	43,236	192,833
GEO Group, Inc.†	53,266	1,207,540
Graham Holdings Co., Class B	1,284	1,408,920
Green Dot Corp., Class A†	21,325	274,453
Hackett Group, Inc.	10,538	121,503
Healthcare Services Group, Inc.†	28,108	579,025
Herc Holdings, Inc.	13,064	1,737,512
Hertz Global Holdings, Inc.#†	48,552	262,181
HireQuest, Inc.#	2,251	29,601
Huron Consulting Group, Inc.†	6,895	740,454
ICF International, Inc.	7,533	518,572
Information Services Group, Inc.	12,992	58,594
Insperity, Inc.	14,346	494,507
John Wiley & Sons, Inc., Class A#	16,304	686,072
Kelly Services, Inc., Class A	11,534	134,025
Kforce, Inc.	6,758	317,558
KinderCare Learning Cos., Inc.†	12,823	49,240
Korn Ferry	20,962	1,466,921
Laureate Education, Inc.†	50,833	1,626,148
Legalzoom.com, Inc.†	50,661	318,658
Legence Corp., Class A†	20,443	1,711,897
Lifecore Biomedical, Inc.#†	11,221	56,329
Lincoln Educational Services Corp.†	11,995	555,608
MarketWise, Inc.	886	15,275
Marqeta, Inc., Class A†	143,009	580,617
Matthews International Corp., Class A#	11,774	312,482
Medifast, Inc.#†	3,803	47,652
Monro, Inc.#	11,467	188,632
NPK International, Inc.†	32,337	469,533
NRC Health	4,995	97,552
Payoneer Global, Inc.†	109,950	571,740
Paysafe, Ltd.#†	12,464	96,347
Perdoceo Education Corp.	23,764	769,478

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Priority Technology Holdings, Inc.#†	10,151	$64,865
PROG Holdings, Inc.	15,765	579,679
Progyny, Inc.†	29,619	757,062
Public Policy Holding Co., Inc.	1,790	18,634
Quad/Graphics, Inc.	11,294	84,140
RCM Technologies, Inc.†	1,997	43,155
Remitly Global, Inc.†	68,451	1,370,389
Repay Holdings Corp.†	30,994	120,257
Resources Connection, Inc.#	11,991	54,199
Sezzle, Inc.#†	6,499	767,857
SoundThinking, Inc.†	3,884	29,169
Spire Global, Inc.#†	11,159	254,872
StoneCo., Ltd., Class A	99,478	1,139,023
Strategic Education, Inc.	9,172	703,951
Stride, Inc.†	16,722	1,544,778
Target Hospitality Corp.†	12,571	218,233
TIC Solutions, Inc.#†	80,849	660,536
Transcat, Inc.†	3,612	305,286
TriNet Group, Inc.	11,701	534,502
TrueBlue, Inc.†	10,809	67,124
Universal Technical Institute, Inc.†	19,041	712,324
Upbound Group, Inc.	21,257	408,347
USCB Financial Holdings, Inc.	5,132	95,147
Verra Mobility Corp.†	63,851	287,968
Vestis Corp.#†	37,754	487,782
Willdan Group, Inc.†	5,749	522,239
		45,122,214
Computers — 1.7%
3D Systems Corp.†	54,689	195,240
Conduent, Inc.†	56,716	98,119
Corsair Gaming, Inc.†	17,898	217,282
Cricut, Inc., Class A#	18,722	77,696
CSP, Inc.#	2,822	27,910
Diebold Nixdorf, Inc.#†	9,676	785,111
D-Wave Quantum, Inc.#†	146,180	4,405,865
Everforth, Inc.†	16,977	385,038
Grid Dynamics Holdings, Inc.†	26,521	190,951
Insight Enterprises, Inc.†	11,684	1,242,944
Maximus, Inc.	21,808	1,350,569
Mitek Systems, Inc.†	17,599	302,351
NCR Atleos Corp.†	29,279	1,305,843
NCR Voyix Corp.†	54,733	393,530
NetScout Systems, Inc.†	27,755	1,155,163
NextNav, Inc.#†	37,633	775,992
OneSpan, Inc.	14,142	204,211
PAR Technology Corp.†	16,059	247,951
Pitney Bowes, Inc.	36,908	594,219
Qualys, Inc.†	14,341	1,567,328
Rapid7, Inc.†	25,324	212,215
Rigetti Computing, Inc.†	130,604	3,335,626
Rimini Street, Inc.†	19,844	77,590
Telos Corp.†	20,730	99,297
Tenable Holdings, Inc.†	47,427	1,338,864
TTEC Holdings, Inc.#†	8,084	21,989
Unisys Corp.†	27,133	124,540
V2X, Inc.†	10,588	880,180
Varonis Systems, Inc.†	46,484	1,587,429
Vuzix Corp.†	26,115	120,129
		23,321,172
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.2%
Edgewell Personal Care Co.	18,270	$320,090
Honest Co., Inc.#†	35,770	125,195
Interparfums, Inc.	7,472	705,133
Olaplex Holdings, Inc.†	54,467	111,113
Prestige Consumer Healthcare, Inc.†	19,194	912,291
SkinHealth Systems, Inc.†	46,494	35,977
Solesence, Inc.†	7,648	9,407
Waldencast PLC, Class A†	17,220	21,180
		2,240,386
Distribution/Wholesale — 0.7%
Gold.com, Inc.	7,704	325,956
EVI Industries, Inc.	3,200	55,872
G-III Apparel Group, Ltd.	14,827	479,357
Global Industrial Co.	5,618	170,787
Hudson Technologies, Inc.†	14,815	78,816
OPENLANE, Inc.†	42,082	1,603,324
Resideo Technologies, Inc.†	51,629	1,614,439
Rush Enterprises, Inc., Class A	24,429	1,693,663
Rush Enterprises, Inc., Class B	3,227	209,432
ScanSource, Inc.†	8,681	401,670
ThredUp, Inc., Class A†	40,432	188,009
Titan Machinery, Inc.†	8,074	176,175
VSE Corp.	10,754	1,991,103
		8,988,603
Diversified Financial Services — 2.6%
Acadian Asset Management, Inc.	10,835	783,479
AlTi Global, Inc.#†	17,306	57,110
Artisan Partners Asset Management, Inc., Class A	25,024	936,899
Atlanticus Holdings Corp.†	2,002	172,612
Bakkt, Inc.#†	5,370	58,372
Better Home & Finance Holding Co.#†	2,843	82,930
BGC Group, Inc., Class A	144,932	1,514,539
Bread Financial Holdings, Inc.	5,537	493,181
Burford Capital, Ltd.	81,825	379,668
Cohen & Steers, Inc.	10,935	763,263
Columbia Financial, Inc.#†	10,988	221,188
Consumer Portfolio Services, Inc.†	3,786	37,330
Dave, Inc.†	4,104	1,159,626
DigitalBridge Group, Inc.	71,633	1,120,340
Enact Holdings, Inc.	11,240	469,720
Encore Capital Group, Inc.†	8,709	696,110
Enova International, Inc.†	9,528	1,538,867
Federal Agricultural Mtg. Corp., Class C	3,670	652,489
Finance Of America Cos, Inc., Class A†	1,805	35,956
First Western Financial, Inc.†	3,029	88,356
GCM Grosvenor, Inc., Class A	25,377	269,758
International Money Express, Inc.†	10,696	160,119
Jefferson Capital, Inc.	9,201	156,325
LendingClub Corp.†	46,353	827,401
LendingTree, Inc.†	4,114	157,155
loanDepot, Inc., Class A#†	49,150	64,878
Marex Group PLC	22,001	1,164,733
Medallion Financial Corp.#	6,614	64,354
Miami International Holdings, Inc.†	9,717	459,128
Moelis & Co., Class A#	21,085	1,418,810
Navient Corp.	28,860	247,042
Nelnet, Inc., Class A	5,124	669,041
NerdWallet, Inc., Class A†	15,476	133,094
Onity Group, Inc.†	3,087	106,625
Oportun Financial Corp.†	13,786	74,720
OppFi, Inc.†	9,863	83,737

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Pagseguro Digital, Ltd., Class A	72,861	$681,250
Paysign, Inc.†	12,020	87,385
PennyMac Financial Services, Inc.	11,689	980,356
Perella Weinberg Partners#	25,823	443,123
Piper Sandler Cos.	27,969	2,193,049
PJT Partners, Inc., Class A	9,186	1,404,539
PRA Group, Inc.†	15,599	238,041
Radian Group, Inc.	54,202	1,850,998
Regional Management Corp.	3,502	128,734
Resolute Holdings Management, Inc.†	1,713	203,813
Security National Financial Corp., Class A†	6,286	60,974
Siebert Financial Corp.#†	5,751	10,697
Silvercrest Asset Management Group, Inc., Class A	3,259	36,924
StepStone Group, Inc., Class A	27,889	1,375,207
StoneX Group, Inc.†	29,380	3,330,223
Strive, Inc., Class A#†	21,559	380,948
Upstart Holdings, Inc.#†	34,860	1,177,919
Velocity Financial, Inc.†	4,542	79,485
Victory Capital Holdings, Inc., Class A	17,994	1,521,393
Virtus Investment Partners, Inc.	2,551	364,870
Vroom, Inc.†	435	5,133
Wealthfront Corp.†	14,503	177,227
Webull Corp.#†	112,323	718,867
Westwood Holdings Group, Inc.	3,029	49,857
WisdomTree, Inc.#	48,946	932,421
World Acceptance Corp.#†	972	160,467
		35,912,855
Electric — 1.5%
Ameresco, Inc., Class A†	12,803	460,652
Avista Corp.	32,524	1,348,770
Black Hills Corp.	30,433	2,216,131
Genie Energy, Ltd., Class B	8,172	113,428
Hawaiian Electric Industries, Inc.#†	65,407	869,913
MGE Energy, Inc.	14,936	1,127,668
Net Power, Inc.†	13,807	27,752
Northwestern Energy Group, Inc.	24,667	1,741,737
Oklo, Inc.#†	48,790	3,263,075
Ormat Technologies, Inc.	24,416	3,350,608
Otter Tail Corp.	15,408	1,335,257
Portland General Electric Co.	45,281	2,269,484
TXNM Energy, Inc.	40,280	2,384,979
Unitil Corp.	7,141	357,264
		20,866,718
Electrical Components & Equipment — 1.1%
American Superconductor Corp.†	18,413	937,958
AZZ, Inc.	11,870	1,608,504
Belden, Inc.	15,654	1,644,922
Energizer Holdings, Inc.#	25,182	458,816
EnerSys	14,703	3,351,843
Graham Corp.†	4,220	422,591
Insteel Industries, Inc.	7,813	214,779
nLight, Inc.†	19,024	1,410,059
Novanta, Inc.†	14,432	2,299,451
Powell Industries, Inc.	11,452	3,257,178
		15,606,101
Electronics — 3.6%
Advanced Energy Industries, Inc.	15,072	4,554,457
Allient, Inc.	5,966	472,269
Applied Optoelectronics, Inc.†	26,416	4,184,559
Atkore, Inc.	13,324	1,103,360
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Atmus Filtration Technologies, Inc.	32,914	$1,539,717
Badger Meter, Inc.	11,863	1,469,826
Bel Fuse, Inc., Class A	650	159,211
Bel Fuse, Inc., Class B#	4,705	1,291,617
Benchmark Electronics, Inc.	14,122	1,192,744
CTS Corp.	11,508	738,929
Enovix Corp.#†	75,527	602,705
ESCO Technologies, Inc.	10,394	3,034,009
Evolv Technologies Holdings, Inc.†	62,604	403,796
Itron, Inc.†	18,163	1,498,084
Kimball Electronics, Inc.†	9,284	240,734
Knowles Corp.†	33,913	1,268,685
Kopin Corp.†	66,486	379,635
KULR Technology Group, Inc.#†	19,696	94,147
Mesa Laboratories, Inc.	1,981	202,102
MicroVision, Inc.†	113,291	68,734
Mirion Technologies, Inc.†	95,848	1,752,101
M-Tron Industries, Inc.†	1,197	108,927
Napco Security Technologies, Inc.	13,600	510,408
Neonode, Inc.†	3,818	6,529
NVE Corp.	2,039	199,700
OSI Systems, Inc.#†	6,271	1,359,239
Plexus Corp.†	10,632	2,853,203
Sanmina Corp.†	21,340	5,542,638
SKYX Platforms Corp.†	34,601	39,099
Standard BioTools, Inc.†	113,627	130,671
TTM Technologies, Inc.†	40,928	7,110,012
Turtle Beach Corp.#†	6,084	79,335
Vicor Corp.†	9,192	3,077,849
Vishay Intertechnology, Inc.	48,424	2,520,469
		49,789,500
Energy-Alternate Sources — 1.3%
SunPower, Inc.#†	24,517	25,988
Array Technologies, Inc.#†	62,140	564,231
ASP Isotopes, Inc.#†	47,021	365,824
Eos Energy Enterprises, Inc.#†	121,730	1,026,184
Fluence Energy, Inc.#†	36,373	686,722
FutureFuel Corp.	13,417	55,546
Gevo, Inc.#†	98,927	184,004
Green Plains, Inc.†	27,622	432,837
Montauk Renewables, Inc.†	27,358	47,603
Nextpower, Inc., Class A†	58,337	9,123,907
Plug Power, Inc.#†	529,354	2,090,948
REX American Resources Corp.†	11,712	547,653
Shoals Technologies Group, Inc., Class A#†	68,688	855,166
Sunrun, Inc.†	90,802	1,518,210
T1 Energy, Inc.#†	79,463	839,129
		18,363,952
Engineering & Construction — 3.3%
908 Devices, Inc.†	11,133	93,629
Arcosa, Inc.	19,415	2,460,851
Argan, Inc.	5,367	3,579,896
Bowman Consulting Group, Ltd.†	5,426	171,082
Cardinal Infrastructure Group, Inc., Class A†	5,300	275,017
Centuri Holdings, Inc.†	35,660	1,096,188
Concrete Pumping Holdings, Inc.†	9,129	71,389
Construction Partners, Inc., Class A†	19,070	2,221,083
Dycom Industries, Inc.†	11,670	5,951,700
Energy Services of America Corp.	4,805	71,739
Exponent, Inc.	19,928	1,162,201
Fluor Corp.†	64,386	2,946,303

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Engineering & Construction (continued)
Frontdoor, Inc.†	29,029	$1,801,830
Granite Construction, Inc.	17,502	2,394,974
IES Holdings, Inc.#†	3,612	2,450,200
Latham Group, Inc.†	21,140	111,619
Limbach Holdings, Inc.#†	4,203	325,522
Mistras Group, Inc.†	4,533	79,690
MYR Group, Inc.†	6,165	2,867,095
Orion Group Holdings, Inc.†	14,485	199,314
Primoris Services Corp.	21,635	2,721,250
Southland Holdings, Inc.#†	4,325	5,277
Sterling Infrastructure, Inc.†	11,928	10,268,100
TSS, Inc.#†	9,194	151,517
Tutor Perini Corp.	17,800	1,272,522
		44,749,988
Entertainment — 0.9%
Accel Entertainment, Inc.†	21,168	251,687
AMC Entertainment Holdings, Inc., Class A†	193,551	334,843
Atlanta Braves Holdings, Inc., Class A#†	2,661	142,630
Atlanta Braves Holdings, Inc., Class C†	18,232	904,307
Bally's Corp.#†	4,647	65,894
Brightstar Lottery PLC	43,208	485,226
Cinemark Holdings, Inc.	42,437	1,188,236
Falcon's Beyond Global, Inc., Class A#†	6,140	95,170
IMAX Corp.†	17,914	710,827
Inspired Entertainment, Inc.†	9,325	71,802
Lionsgate Studios Corp.#†	81,497	1,169,482
Madison Square Garden Entertainment Corp.†	16,017	1,129,679
Marriott Vacations Worldwide Corp.#	11,035	936,651
Monarch Casino & Resort, Inc.	5,084	611,402
Pursuit Attractions & Hospitality, Inc.†	8,441	377,904
RCI Hospitality Holdings, Inc.#	3,345	84,863
Red Rock Resorts, Inc., Class A	19,511	1,139,052
Reservoir Media, Inc.†	8,277	85,419
Rush Street Interactive, Inc.†	36,431	923,162
Six Flags Entertainment Corp.†	37,898	796,237
Starz Entertainment Corp.†	5,022	117,414
Super Group SGHC, Ltd.	63,339	788,571
United Parks & Resorts, Inc.#†	10,702	429,471
Webtoon Entertainment, Inc.#†	7,300	89,717
		12,929,646
Environmental Control — 0.4%
Arq, Inc.†	12,507	34,519
Casella Waste Systems, Inc., Class A†	25,137	2,065,507
CECO Environmental Corp.†	11,657	871,361
Energy Recovery, Inc.†	20,556	167,942
Enviri Corp.†	29,909	620,612
Onterris, Inc.#†	13,179	210,996
Perma-Fix Environmental Services, Inc.#†	7,035	69,084
Pure Cycle Corp.†	8,052	83,338
PureCycle Technologies, Inc.#†	51,830	642,174
		4,765,533
Food — 0.7%
B&G Foods, Inc.#	31,081	127,121
Beyond Meat, Inc.†	139,613	110,085
Cal-Maine Foods, Inc.#	17,381	1,298,708
Chefs' Warehouse, Inc.†	14,578	1,115,800
Grocery Outlet Holding Corp.†	38,139	324,563
Hain Celestial Group, Inc.#†	30,290	24,011
HF Foods Group, Inc.#†	14,789	28,839
Ingles Markets, Inc., Class A	5,968	527,929
Security Description	Shares or Principal Amount	Value

Food (continued)
J&J Snack Foods Corp.	6,104	$464,636
John B. Sanfilippo & Son, Inc.	2,939	220,160
Lifeway Foods, Inc.†	2,089	49,781
Mama's Creations, Inc.†	15,545	214,521
Marzetti Co.	7,997	895,184
Mission Produce, Inc.#†	24,358	271,348
Nathan's Famous, Inc.	1,049	105,844
Natural Grocers by Vitamin Cottage, Inc.	4,932	144,804
Seneca Foods Corp., Class A†	1,783	256,378
Simply Good Foods Co.†	35,432	408,177
Tootsie Roll Industries, Inc.#	7,498	282,750
United Natural Foods, Inc.†	23,805	1,222,387
Utz Brands, Inc.	30,165	220,808
Village Super Market, Inc., Class A	3,433	159,497
Weis Markets, Inc.#	5,392	393,454
		8,866,785
Forest Products & Paper — 0.1%
Magnera Corp.†	12,751	144,979
Sylvamo Corp.	13,476	529,202
		674,181
Gas — 0.9%
Brookfield Infrastructure Corp., Class A#	48,166	2,000,334
Chesapeake Utilities Corp.	9,354	1,153,535
New Jersey Resources Corp.	40,397	2,231,934
Northwest Natural Holding Co.	16,659	807,795
ONE Gas, Inc.	23,948	1,861,718
RGC Resources, Inc.	3,367	77,609
Southwest Gas Holdings, Inc.	27,478	2,368,879
Spire, Inc.	23,330	1,919,126
		12,420,930
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.#	11,462	356,927
Enerpac Tool Group Corp.	21,434	717,825
Franklin Electric Co., Inc.	15,513	1,526,169
Kennametal, Inc.	30,443	998,530
Luxfer Holdings PLC	10,238	174,353
		3,773,804
Healthcare-Products — 3.0%
10X Genomics, Inc., Class A†	45,477	1,287,226
Accuray, Inc.†	58,388	22,094
Adaptive Biotechnologies Corp.†	60,371	914,621
Alphatec Holdings, Inc.†	48,126	372,976
AngioDynamics, Inc.†	16,083	184,633
Anteris Technologies Global Corp.†	32,808	282,805
Artivion, Inc.†	18,078	401,151
AtriCure, Inc.†	19,831	548,724
Avanos Medical, Inc.†	18,014	446,747
Avita Medical, Inc.#†	4,675	20,243
Axogen, Inc.†	19,299	761,925
Azenta, Inc.†	15,607	357,088
Beta Bionics, Inc.†	16,083	194,926
BioLife Solutions, Inc.†	16,351	407,467
Bioventus, Inc., Class A#†	17,626	149,997
Butterfly Network, Inc.†	78,334	356,420
CapsoVision, Inc.†	11,520	78,106
CareDx, Inc.†	20,093	458,522
Castle Biosciences, Inc.†	12,130	255,700
Ceribell, Inc.†	10,584	195,275
Cerus Corp.†	74,590	226,754
ClearPoint Neuro, Inc.#†	10,476	132,731

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
CONMED Corp.#	12,835	$458,209
CVRx, Inc.#†	5,831	32,537
Delcath Systems, Inc.#†	11,215	120,898
Electromed, Inc.†	2,701	101,882
Embecta Corp.#	24,858	84,020
Enovis Corp.†	22,674	514,246
Glaukos Corp.†	22,344	2,309,252
GRAIL, Inc.†	14,099	1,010,616
Guardant Health, Inc.†	49,637	6,437,423
Haemonetics Corp.†	18,772	1,272,929
ICU Medical, Inc.†	9,662	1,308,138
Inogen, Inc.†	8,576	55,658
Integer Holdings Corp.†	13,779	1,231,567
Integra LifeSciences Holdings Corp.†	27,149	435,470
iRadimed Corp.	3,302	299,359
iRhythm Holdings, Inc.†	12,744	1,451,542
Kestra Medical Technologies, Ltd.#†	11,104	236,071
KORU Medical Systems, Inc.†	16,177	65,679
Lantheus Holdings, Inc.†	26,122	2,593,915
LeMaitre Vascular, Inc.	8,222	778,212
Lensar, Inc.#†	3,936	22,829
LivaNova PLC†	21,780	1,607,364
Lucid Diagnostics, Inc.#†	33,747	34,759
MaxCyte, Inc.†	40,960	49,562
Merit Medical Systems, Inc.†	23,374	1,473,964
MiMedx Group, Inc.†	48,970	180,210
Myomo, Inc.#†	13,237	14,428
Neogen Corp.#†	88,307	792,114
NeuroPace, Inc.†	9,530	157,626
Novocure, Ltd.#†	40,344	687,462
OmniAb, Inc.†	39,377	106,318
Omnicell, Inc.†	17,948	792,225
OraSure Technologies, Inc.†	30,575	131,472
Orthofix Medical, Inc.†	16,633	154,188
OrthoPediatrics Corp.†	6,393	109,768
Outset Medical, Inc.†	5,655	27,653
Pacific Biosciences of California, Inc.#†	109,135	162,611
PROCEPT BioRobotics Corp.#†	21,019	553,430
Pulmonx Corp.#†	14,206	23,440
Pulse Biosciences, Inc.#†	6,809	170,225
Quanterix Corp.†	17,640	53,978
Quantum-Si, Inc.†	73,366	87,306
QuidelOrtho Corp.#†	27,765	361,500
RxSight, Inc.†	15,227	81,160
Sanara Medtech, Inc.†	1,121	25,548
SANUWAVE Health, Inc.#†	2,852	46,972
Shoulder Innovations, Inc.†	4,309	63,342
SI-BONE, Inc.†	15,888	224,021
STAAR Surgical Co.#†	14,138	422,585
Stereotaxis, Inc.#†	23,285	46,104
Tactile Systems Technology, Inc.†	8,787	216,248
Tandem Diabetes Care, Inc.†	27,707	476,560
TransMedics Group, Inc.†	13,223	888,586
Treace Medical Concepts, Inc.†	18,826	65,138
Twist Bioscience Corp.†	24,102	1,611,701
UFP Technologies, Inc.†	2,955	650,395
Utah Medical Products, Inc.	1,084	72,032
Varex Imaging Corp.†	17,518	179,209
		41,677,787
Healthcare-Services — 2.2%
Strata Critical Medical, Inc. †	26,074	164,527
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Addus HomeCare Corp.†	7,328	$671,831
agilon health, Inc.†	4,831	445,805
Alignment Healthcare, Inc.†	77,983	1,194,700
Ardent Health, Inc.†	8,299	76,600
Astrana Health, Inc.#†	16,306	613,432
Aveanna Healthcare Holdings, Inc.†	22,512	161,411
Biote Corp., Class A#†	11,859	23,718
BrightSpring Health Services, Inc.†	51,559	3,180,159
Brookdale Senior Living, Inc.†	92,966	1,196,472
Clover Health Investments Corp.†	162,824	648,040
Community Health Systems, Inc.#†	49,991	135,976
Concentra Group Holdings Parent, Inc.	46,698	1,161,379
CorVel Corp.†	11,522	711,483
DocGo, Inc.†	37,043	24,374
Ensign Group, Inc.	22,457	3,764,916
Fortrea Holdings, Inc.†	36,684	564,567
Fulgent Genetics, Inc.†	7,979	144,739
GeneDx Holdings Corp.†	7,767	403,806
Ginkgo Bioworks Holdings, Inc.†	17,448	163,488
HealthEquity, Inc.†	33,693	2,964,647
Innovage Holding Corp.†	8,226	62,435
Joint Corp.†	5,050	44,945
LifeMD, Inc.#†	14,010	59,963
LifeStance Health Group, Inc.†	67,161	517,811
Lumexa Imaging Holdings, Inc.†	10,475	81,496
Nano-X Imaging, Ltd.#†	32,277	61,972
National HealthCare Corp.	5,030	927,633
Neuronetics, Inc.#†	19,442	29,941
Oncology Institute, Inc.†	31,374	147,144
OPKO Health, Inc.†	177,114	258,586
Option Care Health, Inc.†	63,827	1,332,069
Oscar Health, Inc., Class A†	81,140	1,803,742
PACS Group, Inc.†	17,326	634,998
Pediatrix Medical Group, Inc. †	34,136	735,289
Pennant Group, Inc.†	13,373	458,025
Personalis, Inc.#†	20,686	235,820
Privia Health Group, Inc.†	46,504	1,000,301
RadNet, Inc.†	27,292	1,515,525
SBC Medical Group Holdings, Inc.†	2,381	7,643
Select Medical Holdings Corp.	42,280	697,620
Sonida Senior Living, Inc.†	2,233	78,937
Surgery Partners, Inc.#†	30,729	410,539
Teladoc Health, Inc.#†	72,096	548,651
U.S. Physical Therapy, Inc.	6,238	400,854
Viemed Healthcare, Inc.†	12,800	125,952
		30,593,961
Home Builders — 1.2%
Beazer Homes USA, Inc.†	11,553	293,331
Cavco Industries, Inc.†	3,112	1,669,650
Century Communities, Inc.	10,096	533,271
Champion Homes, Inc.†	22,347	1,645,410
Dream Finders Homes, Inc., Class A#†	11,731	181,361
Forestar Group, Inc.†	8,241	226,380
Green Brick Partners, Inc.†	12,614	848,418
Hovnanian Enterprises, Inc., Class A†	1,917	211,560
Installed Building Products, Inc.#	9,273	1,947,145
KB Home	24,634	1,203,617
LCI Industries	9,463	1,031,656
LGI Homes, Inc.†	8,033	384,058
M/I Homes, Inc.†	10,429	1,372,665
Meritage Homes Corp.	26,964	1,759,131

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Taylor Morrison Home Corp.†	38,388	$2,245,698
Winnebago Industries, Inc.	11,287	335,111
		15,888,462
Home Furnishings — 0.2%
Alliance Laundry Holdings, Inc.†	17,358	438,289
Arhaus, Inc.#	19,824	134,208
Daktronics, Inc.†	15,569	321,967
Ethan Allen Interiors, Inc.	9,664	199,272
Flexsteel Industries, Inc.	1,502	86,545
Hamilton Beach Brands Holding Co., Class A	2,925	59,378
Leggett & Platt, Inc.	54,597	560,711
Lovesac Co.#†	5,127	78,853
MillerKnoll, Inc.	26,867	434,708
Sleep Number Corp.#†	8,340	9,925
Sonos, Inc.†	48,641	767,555
Traeger, Inc.†	257	17,877
Xperi, Inc.†	18,161	144,380
		3,253,668
Household Products/Wares — 0.2%
ACCO Brands Corp.	32,880	130,205
Acme United Corp.	1,351	57,012
Helen of Troy, Ltd.†	9,254	251,154
Quanex Building Products Corp.	18,425	342,889
Spectrum Brands Holdings, Inc.	8,933	702,938
WD-40 Co.	5,425	1,084,837
		2,569,035
Housewares — 0.1%
Central Garden & Pet Co.†	3,295	126,791
Central Garden & Pet Co., Class A†	19,960	681,235
		808,026
Insurance — 1.7%
Octave Specialty Group, Inc.†	15,600	85,488
Abacus Global Management, Inc.#	15,482	139,028
American Coastal Insurance Corp.	9,331	97,509
American Integrity Insurance Group, Inc.	4,989	81,620
AMERISAFE, Inc.	7,624	233,676
Ategrity Specialty Holdings LLC†	3,786	73,865
Baldwin Insurance Group, Inc.#†	38,246	742,737
Bowhead Specialty Holdings, Inc.†	6,916	184,104
Citizens, Inc.#†	18,387	95,428
CNO Financial Group, Inc.	37,701	1,733,115
Crawford & Co., Class A	6,454	67,444
Donegal Group, Inc., Class A	7,377	125,188
eHealth, Inc.†	11,702	18,138
Employers Holdings, Inc.#	7,211	313,678
Essent Group, Ltd.	37,167	2,151,598
Exzeo Group, Inc.†	3,184	44,098
F&G Annuities & Life, Inc.	14,759	409,119
Genworth Financial, Inc.,†	144,396	1,236,030
GoHealth, Inc., Class A#†	1,988	1,272
Goosehead Insurance, Inc., Class A†	9,795	336,850
Greenlight Capital Re, Ltd., Class A†	9,907	155,243
Hamilton Insurance Group, Ltd., Class B	17,760	525,874
HCI Group, Inc.	4,239	653,103
Heritage Insurance Holdings, Inc.†	10,325	223,846
Hippo Holdings, Inc.†	6,825	176,563
Horace Mann Educators Corp.	16,273	744,164
Investors Title Co.	553	129,817
James River Group Holdings, Inc.	14,159	55,362
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Kestrel Group, Ltd.†	701	$7,879
Kingstone Cos, Inc.	4,494	66,826
Kingsway Corp.#†	8,354	83,456
Lemonade, Inc.†	24,678	1,431,324
MBIA, Inc.†	16,677	97,894
Mercury General Corp.	10,892	1,067,743
NI Holdings, Inc.†	2,784	38,920
NMI Holdings, Inc.†	30,687	1,101,663
Palomar Holdings, Inc.†	10,540	1,128,202
Pelagos Insurance Capital, Ltd.	21,692	468,113
ProAssurance Corp.†	20,044	480,856
Root, Inc., Class A†	4,965	258,478
Safety Insurance Group, Inc.	5,755	403,828
Selective Insurance Group, Inc.	24,047	2,081,027
Selectquote, Inc.†	55,887	55,887
SiriusPoint, Ltd.†	25,413	542,568
Skyward Specialty Insurance Group, Inc.†	15,606	688,537
Slide Insurance Holdings, Inc.†	27,809	501,396
Stewart Information Services Corp.	12,022	781,190
Tiptree, Inc.	9,091	165,820
Trupanion, Inc.†	14,733	321,474
United Fire Group, Inc.	8,309	368,338
Universal Insurance Holdings, Inc.	10,242	379,159
		23,354,535
Internet — 1.1%
Bed Bath & Beyond, Inc. †	29,216	179,094
1-800-Flowers.com, Inc., Class A†	8,909	40,714
Angi, Inc.#†	15,121	88,609
AudioEye, Inc.#†	2,715	20,851
Backblaze, Inc., Class A†	20,417	169,053
BARK, Inc.#†	2,312	23,328
Bumble, Inc., Class A#†	28,116	89,128
Cargurus, Inc.†	31,577	942,889
Cars.com, Inc.†	20,905	214,903
Cogent Communications Holdings, Inc.#	19,429	345,059
Crexendo, Inc.†	5,881	58,104
Entravision Communications Corp., Class A	25,298	229,706
ePlus, Inc.	10,705	878,773
EverQuote, Inc., Class A†	11,764	226,339
Figs, Inc., Class A†	36,294	426,817
fuboTV, Inc., Class A#†	12,714	128,284
Gaia, Inc.†	6,928	16,212
Gambling.com Group, Ltd.#†	10,541	25,088
Getty Images Holdings, Inc.†	44,774	46,565
Grindr, Inc.†	12,335	154,187
Groupon, Inc.#†	10,457	211,545
HealthStream, Inc.	9,941	248,227
Hims & Hers Health, Inc.#†	81,965	2,143,385
Lands' End, Inc.#†	3,354	39,409
Liquidity Services, Inc.†	8,960	324,442
Magnite, Inc.†	57,179	819,375
MediaAlpha, Inc., Class A†	14,909	132,690
Nerdy, Inc.†	23,511	19,342
Newsmax, Inc.†	20,523	174,651
Nextdoor Holdings, Inc.†	93,791	197,899
Open Lending Corp.†	41,686	95,044
OptimizeRx Corp.†	5,838	30,299
Phoenix Education Partners, Inc.#	1,803	54,523
Q2 Holdings, Inc.†	24,839	1,176,127
QuinStreet, Inc.†	21,005	262,983
RealReal, Inc.†	44,193	426,021
Revolve Group, Inc.†	15,581	305,388

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Rumble, Inc.#†	41,962	$385,631
Serve Robotics, Inc.#†	27,199	254,311
Shutterstock, Inc.#	10,429	155,288
Sprinklr, Inc., Class A†	47,722	266,289
Stitch Fix, Inc., Class A†	45,527	162,076
Travelzoo#†	2,583	27,664
TripAdvisor, Inc.#†	44,741	500,204
Tucows, Inc., Class A†	2,740	41,538
Upwork, Inc.#†	50,345	444,043
Vivid Seats, Inc., Class A#†	1,409	12,216
Yelp, Inc.#†	23,983	546,812
Ziff Davis, Inc.†	15,383	693,312
ZipRecruiter, Inc., Class A†	25,898	83,910
		14,538,347
Investment Companies — 1.9%
Bit Digital, Inc.#†	124,271	251,027
Bitdeer Technologies Group, Class A#†	48,854	854,457
Brookfield Business Corp., Class A#	9,421	309,291
Cannae Holdings, Inc.	16,623	246,519
Cipher Digital, Inc.#†	129,719	3,067,854
Cleanspark, Inc.†	101,036	1,847,949
Compass Diversified Holdings†	25,731	292,047
Core Scientific, Inc.†	116,031	3,115,432
HA Sustainable Infrastructure Capital, Inc.	49,946	2,047,786
Hut 8 Corp.†	39,184	4,891,339
Innventure, Inc.#†	21,418	114,158
MARA Holdings, Inc.#†	151,691	2,181,317
Riot Platforms, Inc.†	139,410	3,779,405
Terawulf, Inc.#†	137,805	3,522,296
		26,520,877
Iron/Steel — 0.3%
Commercial Metals Co.	44,521	3,385,822
Friedman Industries, Inc.	2,704	63,220
		3,449,042
Leisure Time — 0.7%
Acushnet Holdings Corp.	11,033	979,510
American Outdoor Brands, Inc.#†	4,996	50,634
Callaway Golf Co.†	52,030	801,262
Clarus Corp.	11,627	35,637
Escalade, Inc.	4,112	77,182
Global Business Travel Group I†	52,193	487,483
Johnson Outdoors, Inc., Class A	2,383	106,663
Life Time Group Holdings, Inc.†	60,417	1,998,594
Lindblad Expeditions Holdings, Inc.†	15,698	360,269
Livewire Group, Inc.#†	336	474
Malibu Boats, Inc., Class A†	7,453	204,659
MasterCraft Boat Holdings, Inc.†	6,888	160,421
OneSpaWorld Holdings, Ltd.	39,373	935,109
Patrick Industries, Inc.	12,990	1,175,855
Peloton Interactive, Inc., Class A†	156,574	1,002,074
Polaris, Inc.	21,314	1,504,129
Sabre Corp.#†	145,891	256,768
Xponential Fitness, Inc., Class A#†	11,144	61,181
		10,197,904
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	24,313	1,264,762
Marcus Corp.	9,084	171,779
		1,436,541
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining — 2.2%
Astec Industries, Inc.	9,002	$453,341
Bloom Energy Corp., Class A†	87,410	24,911,850
Hyster-Yale, Inc.	4,586	166,563
Lightbridge Corp.†	11,405	130,929
Manitowoc Co., Inc.†	13,829	163,597
NANO Nuclear Energy, Inc.†	15,937	460,261
NuScale Power Corp.†	63,613	805,977
Terex Corp.	44,808	2,606,929
		29,699,447
Machinery-Diversified — 1.7%
Aebi Schmidt Holding AG	14,513	181,122
Alamo Group, Inc.	4,189	631,324
Albany International Corp., Class A	11,581	749,175
Cactus, Inc., Class A	27,403	1,590,470
Chart Industries, Inc.†	18,085	3,758,425
Columbus McKinnon Corp.	12,135	193,675
CSW Industrials, Inc.#	6,393	1,770,669
DXP Enterprises, Inc.†	5,118	742,417
Eastman Kodak Co.†	26,014	258,059
Gencor Industries, Inc.†	4,207	59,361
Gorman-Rupp Co.	8,414	630,629
Ichor Holdings, Ltd.†	13,558	969,668
Kadant, Inc.	4,710	1,503,338
Lindsay Corp.	4,277	467,433
Mueller Water Products, Inc., Class A	62,362	1,572,146
Palladyne AI Corp.†	13,011	109,683
Power Solutions International, Inc.#†	3,524	146,880
Pro-Dex, Inc.#†	860	55,702
Richtech Robotics, Inc., Class B#†	71,887	217,099
Tennant Co.	7,333	631,445
Thermon Group Holdings, Inc.†	12,978	793,475
Watts Water Technologies, Inc., Class A	10,981	3,392,909
Zurn Elkay Water Solutions Corp.	60,099	2,824,653
		23,249,757
Media — 0.8%
Optimum Communications, Inc., Class A#†	104,752	68,948
USA TODAY Co., Inc.#†	54,994	429,503
AMC Global Media, Inc.#†	13,944	135,536
Cable One, Inc.†	2,133	112,089
CuriosityStream, Inc.	19,918	56,965
E.W. Scripps Co., Class A†	25,562	86,655
EchoStar Corp., Class A†	54,215	7,004,036
Gray Media, Inc.	34,127	136,849
iHeartMedia, Inc., Class A†	47,020	202,656
Liberty Latin America, Ltd., Class A†	11,218	90,529
Liberty Latin America, Ltd., Class C†	57,376	470,483
Scholastic Corp.#	8,247	334,004
Sinclair, Inc.	15,267	211,143
Sphere Entertainment Co.†	10,851	1,502,646
Thryv Holdings, Inc.†	14,304	55,500
Value Line, Inc.	320	10,304
		10,907,846
Metal Fabricate/Hardware — 0.6%
Ascent Industries Co.†	3,235	43,834
Eastern Co.#	2,337	50,316
Helios Technologies, Inc.	13,396	1,113,074
Hillman Solutions Corp.†	80,892	603,454
Janus International Group, Inc.†	52,502	280,361
L.B. Foster Co., Class A†	4,233	174,146
Mayville Engineering Co., Inc.†	4,900	131,565
Metallus, Inc.†	14,460	284,139

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Omega Flex, Inc.	1,449	$43,803
Park-Ohio Holdings Corp.	3,908	127,245
Proto Labs, Inc.†	9,388	711,235
Ryerson Holding Corp.	17,250	493,350
Standex International Corp.	4,806	1,331,310
Tredegar Corp.†	10,152	79,287
Worthington Enterprises, Inc.	12,835	728,643
Worthington Steel, Inc.	13,154	554,967
Xometry, Inc., Class A†	17,577	1,674,912
		8,425,641
Mining — 2.4%
American Battery Technology Co.†	47,749	172,374
Caledonia Mining Corp. PLC#	6,521	154,939
Centrus Energy Corp., Class A†	6,706	1,223,644
Century Aluminum Co.†	22,699	1,497,453
Coeur Mining, Inc.	408,477	7,891,776
Compass Minerals International, Inc.†	12,617	402,735
Constellium SE†	54,850	1,879,161
Contango Silver & Gold, Inc.†	8,380	168,522
Critical Metals Corp.#†	24,115	270,088
Dakota Gold Corp.†	36,346	209,353
Encore Energy Corp.#†	71,400	114,240
Energy Fuels, Inc.#†	93,932	1,711,441
Ferroglobe PLC	45,474	196,902
Hecla Mining Co.	254,158	4,516,388
Idaho Strategic Resources, Inc.†	5,955	232,900
Ivanhoe Electric, Inc.†	43,606	586,937
Kaiser Aluminum Corp.	6,382	1,161,779
Lifezone Metals, Ltd.#†	11,299	59,320
NioCorp Developments, Ltd.†	48,623	280,555
Novagold Resources, Inc.†	112,369	963,002
Perpetua Resources Corp.†	34,681	938,815
SSR Mining, Inc.†	81,409	2,541,589
United States Antimony Corp.#†	47,070	422,688
United States Lime & Minerals, Inc.	4,249	484,343
Uranium Energy Corp.†	190,814	2,627,509
US Gold Corp.†	4,836	78,053
US Goldmining, Inc.#†	1,110	11,322
USA Rare Earth, Inc.†	73,659	2,063,188
Vox Royalty Corp.	21,892	127,849
		32,988,865
Miscellaneous Manufacturing — 1.7%
Avient Corp.	36,580	1,295,664
Byrna Technologies, Inc.#†	6,888	42,981
Core Molding Technologies, Inc.†	3,448	81,683
Enpro, Inc.	8,451	2,594,372
Fabrinet†	14,444	9,448,687
Federal Signal Corp.	24,016	2,562,507
JBT Marel Corp.	20,886	2,806,869
LSB Industries, Inc.†	21,472	269,259
Materion Corp.	8,272	1,820,171
Myers Industries, Inc.	15,469	352,693
NLI Holdings, Inc.	3,425	20,790
Outdoor Holding Co.#†	47,738	98,340
Park Aerospace Corp.	7,055	224,843
Sight Sciences, Inc.†	16,674	81,036
Smith & Wesson Brands, Inc.	18,667	284,112
Sturm Ruger & Co., Inc.	5,806	226,957
Trinity Industries, Inc.	32,144	1,042,751
		23,253,715
Security Description	Shares or Principal Amount	Value

Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	11,151	$622,672
Office Furnishings — 0.1%
CompX International, Inc.	626	15,738
HNI Corp.	28,149	877,967
Interface, Inc.	23,604	698,679
Virco Mfg. Corp.#	4,479	27,008
		1,619,392
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	46,560	150,854
Oil & Gas — 2.5%
BKV Corp.†	10,486	278,298
Borr Drilling, Ltd.†	113,807	570,173
California Resources Corp.	29,292	1,736,723
CNX Resources Corp.†	55,084	1,855,780
Comstock Resources, Inc.†	30,447	405,859
Crescent Energy Co., Class A	102,903	1,189,559
CVR Energy, Inc.	12,626	419,436
Delek US Holdings, Inc.	23,598	1,050,347
Diversified Energy Co.	25,437	370,108
DLB Oil & Gas, Inc.†(1)	3,000	0
Empire Petroleum Corp.†	5,961	15,141
Epsilon Energy, Ltd.	10,180	57,619
Evolution Petroleum Corp.	15,786	66,933
Granite Ridge Resources, Inc.	20,117	97,769
Gulfport Energy Corp.†	6,365	1,073,075
Helmerich & Payne, Inc.	39,496	1,506,772
HighPeak Energy, Inc.	10,943	77,695
Infinity Natural Resources, Inc., Class A†	6,811	92,289
Kolibri Global Energy, Inc.†	10,561	54,072
Kosmos Energy, Ltd.†	191,552	536,346
Magnolia Oil & Gas Corp., Class A	72,360	1,979,770
Murphy Oil Corp.	54,041	1,955,744
Nabors Industries, Ltd.#†	5,793	536,606
NextNRG, Inc.†	7,126	4,578
Noble Corp. PLC	50,489	2,346,729
Northern Oil & Gas, Inc.	38,326	834,357
Par Pacific Holdings, Inc.†	19,746	1,108,935
Patterson-UTI Energy, Inc.	138,726	1,555,118
PBF Energy, Inc., Class A	33,415	1,359,990
Prairie Operating Co.#†	8,783	7,841
PrimeEnergy Resources Corp.†	197	32,430
Riley Exploration Permian, Inc.	5,815	193,407
Sable Offshore Corp.†	49,564	726,113
SandRidge Energy, Inc.	11,985	175,820
Seadrill, Ltd.†	25,110	1,184,439
SM Energy Co.	99,665	3,060,712
Talos Energy, Inc.†	50,071	734,542
Transocean, Ltd.†	371,407	2,299,009
VAALCO Energy, Inc.	39,711	207,291
Valaris, Ltd.†	24,950	2,311,118
Vitesse Energy, Inc.#	11,951	206,513
W&T Offshore, Inc.	40,366	148,547
		34,423,603
Oil & Gas Services — 1.4%
Archrock, Inc.	69,076	2,313,355
Atlas Energy Solutions, Inc.#	31,639	528,055
Bristow Group, Inc.	11,112	462,704
Core Laboratories, Inc.#	19,536	267,057
DMC Global, Inc.†	7,917	53,915
DNOW, Inc.†	74,292	950,195

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Expro Group Holdings NV†	32,109	$474,250
Flotek Industries, Inc.#†	5,794	115,590
Flowco Holdings, Inc., Class A	8,612	201,435
Forum Energy Technologies, Inc.†	4,389	220,416
Helix Energy Solutions Group, Inc.†	56,603	529,238
Innovex International, Inc.†	15,312	408,984
Kodiak Gas Services, Inc.	38,107	2,547,453
Liberty Energy, Inc.	63,148	1,847,711
Mammoth Energy Services, Inc.†	9,864	33,044
Matrix Service Co.†	10,138	133,112
National Energy Services Reunited Corp.†	26,807	652,750
Natural Gas Services Group, Inc.	4,141	162,741
Oceaneering International, Inc.†	39,510	1,510,467
Oil States International, Inc.†	23,200	197,200
ProFrac Holding Corp., Class A†	10,793	65,945
ProPetro Holding Corp.†	39,009	595,277
Ranger Energy Services, Inc., Class A	8,625	133,343
RPC, Inc.	34,478	228,244
SEACOR Marine Holdings, Inc.†	8,354	63,073
Select Water Solutions, Inc.	37,594	674,060
Solaris Energy Infrastructure, Inc.	18,506	1,286,907
TETRA Technologies, Inc.†	50,702	518,681
Tidewater, Inc.#†	19,667	1,445,328
		18,620,530
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	53,823	216,907
Clearwater Paper Corp.†	6,247	101,826
Greif, Inc., Class A	9,493	601,192
Greif, Inc., Class B#	1,803	144,781
Karat Packaging, Inc.	3,215	87,191
O-I Glass, Inc.†	62,120	543,550
Ranpak Holdings Corp.#†	19,096	131,762
TriMas Corp.	12,872	526,851
		2,354,060
Pharmaceuticals — 2.5%
Accendra Health, Inc.†	30,041	85,316
Aclaris Therapeutics, Inc.†	35,615	162,048
Actuate Therapeutics, Inc.†	5,490	11,090
AdaptHealth Corp.†	41,216	417,518
Agios Pharmaceuticals, Inc.†	22,188	652,327
Akebia Therapeutics, Inc.†	112,062	114,303
Alkermes PLC†	64,831	2,735,220
Amneal Pharmaceuticals, Inc.†	60,930	802,448
Amphastar Pharmaceuticals, Inc.†	14,739	277,830
Amylyx Pharmaceuticals, Inc.†	36,844	528,711
Anika Therapeutics, Inc.†	5,068	73,638
Aquestive Therapeutics, Inc.#†	39,266	157,849
Arvinas, Inc.†	22,910	205,732
Atrium Therapeutics, Inc.†	4,652	60,476
aTyr Pharma, Inc.†	33,620	18,239
Candel Therapeutics, Inc.#†	16,409	136,195
Catalyst Pharmaceuticals, Inc.†	46,259	1,444,669
Coherus Oncology, Inc.#†	42,500	67,575
Collegium Pharmaceutical, Inc.†	12,350	415,083
CorMedix, Inc.#†	31,191	263,252
Corvus Pharmaceuticals, Inc.†	26,621	330,367
Enanta Pharmaceuticals, Inc.†	9,973	131,245
Enliven Therapeutics, Inc.†	15,714	621,803
Eton Pharmaceuticals, Inc.†	10,194	310,407
Fennec Pharmaceuticals, Inc.†	12,294	122,079
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
FitLife Brands, Inc.#†	1,587	$16,219
Foghorn Therapeutics, Inc.†	12,971	55,516
Fulcrum Therapeutics, Inc.†	24,757	171,318
Guardian Pharmacy Services, Inc., Class A†	9,293	360,011
Gyre Therapeutics, Inc.†	5,447	32,192
Harmony Biosciences Holdings, Inc.†	17,223	544,075
Harrow, Inc.#†	12,922	454,984
Herbalife, Ltd.#†	41,594	497,464
Heron Therapeutics, Inc.#†	62,537	54,413
Indivior Pharmaceuticals, Inc.†	48,474	1,746,033
Inhibikase Therapeutics, Inc.#†	44,328	77,574
Ironwood Pharmaceuticals, Inc.†	67,249	240,079
Journey Medical Corp.#†	8,545	53,919
KalVista Pharmaceuticals, Inc.†	15,296	411,004
Lifevantage Corp.#	4,303	33,865
Madrigal Pharmaceuticals, Inc.†	6,836	3,399,338
MannKind Corp.†	123,761	466,579
MediWound, Ltd.#†	4,505	64,557
Mirum Pharmaceuticals, Inc.†	16,856	1,710,884
Nature's Sunshine Products, Inc.†	6,967	148,258
Neurogene, Inc.†	4,187	118,660
Nuvectis Pharma, Inc.#†	5,234	51,031
Ocular Therapeutix, Inc.†	75,894	683,805
ORIC Pharmaceuticals, Inc.†	26,880	227,136
Pacira BioSciences, Inc.†	16,840	391,025
Phibro Animal Health Corp., Class A	8,174	251,677
Protagonist Therapeutics, Inc.†	23,260	2,315,766
Rhythm Pharmaceuticals, Inc.†	21,151	1,868,056
SELLAS Life Sciences Group, Inc.#†	67,493	628,360
SIGA Technologies, Inc.	15,488	72,484
Spyre Therapeutics, Inc.†	29,836	2,192,946
Supernus Pharmaceuticals, Inc.†	22,077	1,019,516
Tonix Pharmaceuticals Holding Corp.†	5,930	73,117
Trevi Therapeutics, Inc.†	37,773	534,110
TuHURA Biosciences, Inc.#†	14,958	33,805
USANA Health Sciences, Inc.†	4,186	76,604
Vanda Pharmaceuticals, Inc.†	24,303	156,754
Vaxcyte, Inc.†	49,649	2,551,959
Voyager Therapeutics, Inc.†	20,906	80,906
Xeris Biopharma Holdings, Inc.†	62,446	384,667
		34,396,086
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	9,746	321,033
Golar LNG, Ltd.	39,056	1,943,036
Kinetik Holdings, Inc.	18,614	855,314
New Fortress Energy, Inc.#†	66,355	37,212
NextDecade Corp.#†	69,530	549,982
Summit Midstream Corp.†	3,080	82,082
		3,788,659
Private Equity — 0.0%
Ridgepost Capital, Inc., Class A#	23,482	194,431
Patria Investments, Ltd., Class A#	26,260	304,353
		498,784
Real Estate — 0.5%
American Realty Investors, Inc.†	298	4,470
Compass, Inc., Class A†	256,691	2,112,567
Cushman & Wakefield, Ltd.†	43,963	546,900
Douglas Elliman, Inc.†	29,817	53,671
eXp World Holdings, Inc.#	36,440	179,285
FRP Holdings, Inc.†	4,736	109,449
Kennedy-Wilson Holdings, Inc.	47,879	527,148

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Legacy Housing Corp.†	3,515	$84,395
Logistic Properties Of The Americas†	1,596	4,740
Marcus & Millichap, Inc.	9,364	264,439
Maui Land & Pineapple Co., Inc.†	2,775	46,981
McGrath RentCorp	9,812	1,069,410
Mobile Infrastructure Corp.†	5,856	12,942
Newmark Group, Inc., Class A	60,707	848,077
RE/MAX Holdings, Inc., Class A†	7,337	69,995
Real Brokerage, Inc.†	64,002	115,203
RMR Group, Inc., Class A#	6,285	125,386
Seaport Entertainment Group, Inc.#†	3,035	76,634
Sky Harbour Group Corp.#†	8,650	81,223
St. Joe Co.	15,224	968,703
Stratus Properties, Inc.†	2,715	77,635
Transcontinental Realty Investors, Inc.†	769	29,806
		7,409,059
REITS — 5.2%
Acadia Realty Trust	53,387	1,175,582
ACRES Commercial Realty Corp.#†	2,503	51,061
Adamas Trust, Inc.	33,574	308,881
AH Realty Trust, Inc.	31,788	216,476
Alexander's, Inc.#	815	200,580
Alpine Income Property Trust, Inc.	5,141	99,067
American Assets Trust, Inc.	20,857	485,968
American Healthcare REIT, Inc.	71,461	3,493,728
Angel Oak Mtg. REIT, Inc.	5,051	41,570
Apollo Commercial Real Estate Finance, Inc.	54,933	602,066
Apple Hospitality REIT, Inc.	90,610	1,331,061
Arbor Realty Trust, Inc.#	62,789	361,037
Ares Commercial Real Estate Corp.#	20,651	102,016
ARMOUR Residential REIT, Inc.#	45,854	786,396
Blackstone Mtg. Trust, Inc., Class A	63,562	1,161,913
Braemar Hotels & Resorts, Inc.	23,969	58,964
Brandywine Realty Trust	69,703	216,079
BrightSpire Capital, Inc.	50,972	294,108
Broadstone Net Lease, Inc.	75,843	1,534,304
BRT Apartments Corp.	4,407	63,857
CareTrust REIT, Inc.	89,880	3,668,902
CBL & Associates Properties, Inc.	7,129	342,834
Centerspace	6,687	451,239
Chatham Lodging Trust	17,946	194,714
Chicago Atlantic Real Estate Finance, Inc.	7,015	79,760
Chimera Investment Corp.	32,515	442,854
Chiron Real Estate, Inc.	4,847	174,686
Claros Mtg. Trust, Inc.†	34,542	83,937
Clipper Realty, Inc.	6,219	19,528
Community Healthcare Trust, Inc.	10,446	179,880
COPT Defense Properties	45,516	1,459,243
CTO Realty Growth, Inc.	13,165	270,541
Curbline Properties Corp.	38,916	1,133,623
DiamondRock Hospitality Co.	81,232	892,740
Diversified Healthcare Trust	87,323	726,527
Douglas Emmett, Inc.	55,766	649,116
Dynex Capital, Inc.	79,852	1,045,263
Easterly Government Properties, Inc.	16,724	401,041
Ellington Financial, Inc.	48,445	657,399
Empire State Realty Trust, Inc., Class A	55,447	317,711
Essential Properties Realty Trust, Inc.	79,442	2,429,336
Farmland Partners, Inc.	16,225	166,631
Four Corners Property Trust, Inc.	42,331	1,054,042
Franklin BSP Realty Trust, Inc.	32,737	283,830
Security Description	Shares or Principal Amount	Value

REITS (continued)
Franklin Street Properties Corp.	30,172	$15,910
FrontView REIT, Inc.	8,727	154,817
Getty Realty Corp.	21,545	700,859
Gladstone Commercial Corp.	20,027	252,540
Gladstone Land Corp.	14,145	134,095
Global Net Lease, Inc.	80,446	753,779
Hudson Pacific Properties, Inc.†	20,182	241,780
Independence Realty Trust, Inc.	96,195	1,561,245
Industrial Logistics Properties Trust	22,159	198,766
Innovative Industrial Properties, Inc.	10,924	633,483
InvenTrust Properties Corp.	31,195	1,033,490
Invesco Mtg. Capital, Inc.#	31,886	250,943
JBG SMITH Properties#	23,578	345,889
Kite Realty Group Trust#	86,975	2,384,854
KKR Real Estate Finance Trust, Inc.	22,636	150,982
Ladder Capital Corp.	44,730	457,141
LTC Properties, Inc.	18,842	704,879
Lument Finance Trust, Inc.	18,556	19,484
LXP Industrial Trust	23,310	1,203,728
Macerich Co.	110,720	2,493,414
MFA Financial, Inc.	40,485	388,656
Modiv Industrial, Inc.	3,804	69,081
National Health Investors, Inc.	18,788	1,376,972
NET Lease Office Properties	5,760	69,178
NETSTREIT Corp.#	33,137	671,356
NexPoint Diversified Real Estate Trust#	14,849	79,294
Nexpoint Real Estate Finance, Inc.	3,109	48,531
NexPoint Residential Trust, Inc.	8,903	258,721
One Liberty Properties, Inc.	6,918	162,919
Orchid Island Capital, Inc.#	72,811	493,659
Outfront Media, Inc.	59,119	1,905,997
Pebblebrook Hotel Trust	44,474	678,228
PennyMac Mtg. Investment Trust	33,902	354,615
Phillips Edison & Co., Inc.	50,488	2,027,093
Piedmont Office Realty Trust, Inc.†	49,638	412,492
Postal Realty Trust, Inc., Class A	10,104	232,796
Ready Capital Corp.	64,673	115,118
Redwood Trust, Inc.	52,683	285,542
Rithm Property Trust, Inc.	2,854	41,783
RLJ Lodging Trust	51,130	497,495
Ryman Hospitality Properties, Inc.	24,696	2,843,250
Sabra Health Care REIT, Inc.	99,620	1,981,442
Safehold, Inc.#	21,946	328,532
Saul Centers, Inc.	4,632	160,545
Service Properties Trust	214,948	384,757
Seven Hills Realty Trust	8,154	69,554
Sila Realty Trust, Inc.	22,047	666,701
SITE Centers Corp.	19,508	98,515
SL Green Realty Corp.	28,728	1,304,251
Smartstop Self Storage REIT, Inc.#	22,156	692,375
Strawberry Fields REIT, Inc.	2,934	38,494
Summit Hotel Properties, Inc.	43,744	252,403
Sunrise Realty Trust, Inc.	4,132	36,775
Sunstone Hotel Investors, Inc.	71,769	776,541
Tanger, Inc.	45,439	1,638,985
Terreno Realty Corp.	40,892	2,686,195
TPG Mtg. Investment Trust, Inc.	10,923	84,326
TPG RE Finance Trust, Inc.	29,878	250,975
Two Harbors Investment Corp.	41,549	512,299
UMH Properties, Inc.	31,406	471,718
Universal Health Realty Income Trust	4,898	203,022
Urban Edge Properties	51,445	1,154,426

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Whitestone REIT	17,601	$335,827
Xenia Hotels & Resorts, Inc.	37,758	655,856
		71,199,459
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	18,138	1,400,616
Academy Sports & Outdoors, Inc.	26,521	1,400,309
Advance Auto Parts, Inc.#	23,994	1,445,399
American Eagle Outfitters, Inc.	63,566	1,004,343
America's Car-Mart, Inc.#†	2,854	35,076
Arko Corp.	29,180	226,437
Asbury Automotive Group, Inc.†	7,766	1,457,756
Barnes & Noble Education, Inc.†	6,087	63,061
Bassett Furniture Industries, Inc.	2,692	40,272
Biglari Holdings, Inc., Class B#†	260	75,525
BJ's Restaurants, Inc.†	7,672	360,968
Black Rock Coffee Bar, Inc., Class A†	7,363	61,260
Bloomin' Brands, Inc.	33,704	284,462
BlueLinx Holdings, Inc.†	2,999	155,918
Boot Barn Holdings, Inc.†	12,300	2,089,401
Brinker International, Inc.†	17,344	2,469,439
Buckle, Inc.	12,915	592,411
Build-A-Bear Workshop, Inc.#	4,898	182,255
Caleres, Inc.#	12,669	184,461
Camping World Holdings, Inc., Class A	23,740	174,014
Cheesecake Factory, Inc.	18,488	1,220,948
Citi Trends, Inc.†	1,942	89,351
Clean Energy Fuels Corp.†	66,776	136,223
Cracker Barrel Old Country Store, Inc.	9,374	317,029
Dave & Buster's Entertainment, Inc.†	10,712	143,219
Designer Brands, Inc., Class A	12,956	100,020
Dine Brands Global, Inc.#	6,043	189,629
El Pollo Loco Holdings, Inc.†	10,876	161,726
Envela Corp.†	2,705	68,869
EVgo, Inc.#†	49,166	109,149
First Watch Restaurant Group, Inc.#†	24,956	290,238
FirstCash Holdings, Inc.	15,840	3,483,374
Genesco, Inc.†	4,085	156,741
Group 1 Automotive, Inc.	4,692	1,484,267
Haverty Furniture Cos., Inc.	5,505	127,661
J. Jill, Inc.#	2,792	35,375
Jack in the Box, Inc.#†	7,433	92,541
Kohl's Corp.	42,893	615,943
Krispy Kreme, Inc.†	26,225	92,312
Kura Sushi USA, Inc., Class A†	2,833	159,186
La-Z-Boy, Inc.	16,276	611,652
MarineMax, Inc.#†	8,108	279,240
Movado Group, Inc.	5,821	222,828
National Vision Holdings, Inc.†	31,430	526,453
Nu Skin Enterprises, Inc., Class A	18,693	108,232
OneWater Marine, Inc., Class A#†	4,544	50,029
OPAL Fuels, Inc., Class A†	8,596	19,427
Papa John's International, Inc.#	12,863	440,043
PC Connection, Inc.	4,448	309,536
Petco Health & Wellness Co., Inc.#†	39,377	118,525
Portillo's, Inc., Class A#†	26,561	113,947
PriceSmart, Inc.	10,262	1,744,437
Sally Beauty Holdings, Inc.†	40,672	540,124
Savers Value Village, Inc.†	14,727	131,807
Shake Shack, Inc., Class A†	15,395	990,052
Shoe Carnival, Inc.	6,888	121,918
Signet Jewelers, Ltd.	15,788	1,379,713
Security Description	Shares or Principal Amount	Value

Retail (continued)
Sonic Automotive, Inc., Class A#	6,100	$503,982
Sweetgreen, Inc., Class A#†	39,875	397,155
Urban Outfitters, Inc.†	26,101	1,896,238
Victoria's Secret & Co.†	27,590	1,517,450
Warby Parker, Inc., Class A†	39,728	974,131
Winmark Corp.	1,153	436,491
Zumiez, Inc.†	5,333	131,352
		36,341,946
Savings & Loans — 0.8%
Beacon Financial Corp.	33,313	969,075
Axos Financial, Inc.†	21,875	1,901,156
Banc of California, Inc.	54,245	1,042,589
BV Financial, Inc.†	2,185	42,892
Capitol Federal Financial, Inc.	48,706	378,446
CF Bankshares, Inc.	2,361	67,336
Citizens Community Bancorp., Inc.	3,902	79,601
Eagle Bancorp. Montana, Inc.	3,012	66,836
Finward Bancorp.	1,396	46,040
First Capital, Inc.	1,326	81,960
Flushing Financial Corp.	12,937	206,604
FS Bancorp., Inc.	2,715	110,528
Greene County Bancorp., Inc.	2,579	67,673
Hingham Institution for Savings#	670	193,891
Home Bancorp., Inc.	2,637	169,770
HomeTrust Bancshares, Inc.	6,223	289,183
Northfield Bancorp., Inc.	15,047	213,366
Northwest Bancshares, Inc.	58,032	821,153
OceanFirst Financial Corp.	22,191	416,969
Provident Financial Services, Inc.	48,159	1,068,648
Riverview Bancorp., Inc.	8,310	46,619
Sound Financial Bancorp., Inc.	871	36,347
Southern Missouri Bancorp., Inc.	3,723	257,110
Timberland Bancorp., Inc.	2,981	120,969
WaFd, Inc.	29,315	1,042,441
WaterStone Financial, Inc.	6,400	118,464
WSFS Financial Corp.	21,291	1,521,242
		11,376,908
Semiconductors — 4.1%
ACM Research, Inc., Class A†	20,542	1,778,115
Aehr Test Systems†	11,785	1,088,109
Aeluma, Inc.#†	5,441	117,417
Alpha & Omega Semiconductor, Ltd.†	10,142	459,940
Ambarella, Inc.†	16,523	1,192,630
Ambiq Micro, Inc.†	7,124	567,498
Arteris, Inc.†	12,125	435,894
Atomera, Inc.†	11,899	118,752
Axcelis Technologies, Inc.†	12,410	1,866,588
Blaize Holdings, Inc.#†	28,089	49,437
CEVA, Inc.†	10,572	422,668
Cohu, Inc.†	18,280	964,270
Diodes, Inc.†	18,344	1,931,990
FormFactor, Inc.†	31,142	3,879,982
Impinj, Inc.†	11,227	1,695,277
Kulicke & Soffa Industries, Inc.	20,369	2,075,397
MaxLinear, Inc.†	32,649	3,034,072
Navitas Semiconductor Corp.†	81,256	2,161,410
Ouster, Inc.†	22,753	1,047,776
Penguin Solutions, Inc.†	21,068	1,176,226
Photronics, Inc.†	22,712	734,733
Power Integrations, Inc.	22,065	1,853,460
Rambus, Inc.†	43,142	6,275,435

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Richardson Electronics, Ltd.#	4,921	$83,559
Semtech Corp.#†	37,235	5,679,827
Silicon Laboratories, Inc.†	13,034	2,836,198
SiTime Corp.†	9,000	6,391,800
SkyWater Technology, Inc.†	13,942	543,459
Synaptics, Inc.†	15,541	2,133,468
Ultra Clean Holdings, Inc.†	17,824	1,525,200
Veeco Instruments, Inc.†	23,742	1,368,489
Vishay Precision Group, Inc.#†	4,761	596,601
		56,085,677
Software — 4.7%
Teads Holding Co.†	12,189	14,017
TruBridge, Inc.†	4,062	105,450
8x8, Inc.†	53,029	109,770
ACI Worldwide, Inc.†	41,372	1,806,715
ACV Auctions, Inc., Class A†	66,691	438,160
Adeia, Inc.	43,431	1,160,476
Agilysys, Inc.†	10,539	912,256
Airship AI Holdings, Inc.#†	8,137	24,574
Alkami Technology, Inc.#†	27,116	492,698
Amplitude, Inc., Class A†	41,489	324,444
Appian Corp., Class A†	15,168	354,931
Asana, Inc., Class A†	33,112	254,962
Asure Software, Inc.#†	8,446	78,125
AvePoint, Inc.†	59,943	653,978
Bandwidth, Inc., Class A†	11,048	717,789
BigBear.ai Holdings, Inc.#†	176,834	891,243
Blackbaud, Inc.†	14,738	452,309
BlackLine, Inc.†	19,494	573,124
Blend Labs, Inc., Class A†	75,383	134,936
Box, Inc., Class A†	55,940	1,508,142
Braze, Inc., Class A†	35,100	899,613
C3.ai, Inc., Class A#†	51,917	559,146
Carlsmed, Inc.†	2,603	29,726
Cerence, Inc.†	16,961	218,118
Claritev Corp.†	3,322	83,449
Clear Secure, Inc., Class A	35,279	1,956,221
Clearwater Analytics Holdings, Inc., Class A†	111,554	2,715,224
Climb Global Solutions, Inc.	5,896	127,648
Commerce.com, Inc.†	25,991	81,352
Commvault Systems, Inc.†	17,681	2,099,619
Consensus Cloud Solutions, Inc.†	7,837	269,201
CS Disco, Inc.†	9,423	37,598
Daily Journal Corp.†	498	257,526
Definitive Healthcare Corp.†	14,415	13,417
Digi International, Inc.#†	14,849	991,913
Digimarc Corp.#†	6,354	93,404
Digital Turbine, Inc.#†	44,249	388,506
DigitalOcean Holdings, Inc.†	30,453	4,749,145
Domo, Inc., Class B#†	11,961	49,877
Donnelley Financial Solutions, Inc.†	10,253	406,942
eGain Corp.†	6,072	45,115
EverCommerce, Inc.#†	5,975	67,219
Evolent Health, Inc., Class A†	45,940	181,463
Expensify, Inc., Class A†	24,315	28,449
Fastly, Inc., Class A#†	55,968	994,272
Five9, Inc.†	31,963	778,299
Freshworks, Inc., Class A†	83,124	807,134
Genius Sports, Ltd.#†	90,075	527,839
GigaCloud Technology, Inc., Class A†	9,651	347,822
Health Catalyst, Inc.#†	26,035	35,928
Security Description	Shares or Principal Amount	Value

Software (continued)
HeartFlow, Inc.†	7,811	$241,985
I3 Verticals, Inc., Class A#†	9,043	184,115
IBEX Holdings, Ltd.†	4,361	137,982
Ibotta, Inc., Class A#†	4,566	156,385
Immersion Corp.	12,845	83,236
Innodata, Inc.†	12,285	1,289,679
Intapp, Inc.†	22,321	515,392
IonQ, Inc.#†	137,955	9,942,417
Kaltura, Inc.†	33,128	50,686
Life360, Inc.#†	8,279	351,775
LiveRamp Holdings, Inc.†	24,606	924,201
McGraw Hill, Inc.†	12,510	150,620
Meridian Holdings, Inc.#†	495	5,757
N-able, Inc.†	29,964	110,867
Navan, Inc., Class A†	15,372	328,500
Nutex Health, Inc.#†	2,128	274,746
Omada Health, Inc.†	13,749	247,070
Pagaya Technologies, Ltd., Class A#†	24,977	377,652
PagerDuty, Inc.†	35,205	350,290
PDF Solutions, Inc.†	12,715	620,873
Phreesia, Inc.†	23,773	234,402
Planet Labs PBC#†	108,311	5,539,025
Playstudios, Inc.†	35,914	19,907
Playtika Holding Corp.	22,872	86,227
Porch Group, Inc.†	34,153	355,874
Progress Software Corp.†	16,566	543,862
PubMatic, Inc., Class A†	14,190	165,739
Quantum Computing, Inc.#†	80,080	957,757
Rackspace Technology, Inc.†	33,996	175,759
Red Violet, Inc.†	4,538	257,940
ReposiTrak, Inc.#	4,346	44,894
Rezolve AI PLC#†	91,854	273,725
Schrodinger, Inc.†	22,073	335,510
Silvaco Group, Inc.†	3,366	32,516
Simulations Plus, Inc.†	6,949	118,897
Skillsoft Corp.†	1,813	13,217
SoundHound AI, Inc., Class A#†	154,853	1,393,677
Sprout Social, Inc., Class A†	22,102	165,323
SPS Commerce, Inc.†	15,378	872,701
Talkspace, Inc.†	54,846	285,199
Vertex, Inc., Class A†	29,193	389,727
Via Transportation, Inc., Class A†	3,754	57,173
Viant Technology, Inc., Class A†	5,661	72,008
VTEX, Class A†	21,787	82,137
Waystar Holding Corp.†	44,027	876,578
Weave Communications, Inc.†	26,138	157,351
Whitefiber, Inc.#†	3,977	118,276
Workiva, Inc.†	20,297	1,010,385
Yext, Inc.†	41,617	173,959
Zeta Global Holdings Corp., Class A#†	83,927	1,921,089
		63,924,346
Telecommunications — 3.5%
A10 Networks, Inc.	28,642	863,270
ADTRAN Holdings, Inc.†	29,782	492,892
Anterix, Inc.#†	4,441	284,313
Applied Digital Corp.†	95,034	4,493,208
ATN International, Inc.	4,511	127,030
Aviat Networks, Inc.†	4,527	80,445
BK Technologies Corp.†	1,104	91,135
BlackSky Technology, Inc.#†	12,566	609,074
Calix, Inc.†	24,044	955,749
Clearfield, Inc.†	4,540	214,379

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Credo Technology Group Holding, Ltd.†	64,549	$15,235,500
Extreme Networks, Inc.†	53,898	1,428,836
Frequency Electronics, Inc.#†	2,676	203,055
Globalstar, Inc.†	20,047	1,688,158
Gogo, Inc.†	31,036	141,835
Harmonic, Inc.†	43,615	659,023
IDT Corp., Class B	6,515	359,367
Inseego Corp.#†	5,048	66,230
InterDigital, Inc.	10,357	2,610,896
Lumen Technologies, Inc.†	381,353	4,191,069
NETGEAR, Inc.†	10,683	277,651
Ooma, Inc.†	9,708	171,346
Powerfleet, Inc.#†	48,155	188,286
Preformed Line Products Co.	1,021	377,586
Ribbon Communications, Inc.†	35,512	109,377
Satellogic, Inc., Class A†	31,864	303,027
Shenandoah Telecommunications Co.	19,779	315,475
Spok Holdings, Inc.	7,742	81,988
Telephone & Data Systems, Inc.	39,789	1,556,148
Uniti Group, Inc.†	68,005	763,016
Viasat, Inc.†	49,407	3,983,192
Viavi Solutions, Inc.†	92,190	4,476,746
Vistance Networks, Inc.	86,601	1,080,780
		48,480,082
Textiles — 0.1%
UniFirst Corp.	5,853	1,553,503
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A#†	14,563	82,718
JAKKS Pacific, Inc.	3,625	80,076
		162,794
Transportation — 1.3%
ArcBest Corp.	8,960	1,224,742
Ardmore Shipping Corp.	13,350	214,668
Costamare Bulkers Holdings, Ltd.†	3,406	54,973
Costamare, Inc.	18,335	281,992
Covenant Logistics Group, Inc.	6,447	255,946
CryoPort, Inc.†	19,262	302,221
DHT Holdings, Inc.	54,680	892,378
Dorian LPG, Ltd.	14,657	589,505
FLEX LNG, Ltd.#	12,818	381,592
Forward Air Corp.#†	8,908	94,247
Genco Shipping & Trading, Ltd.	12,767	307,174
Heartland Express, Inc.	17,062	255,759
Himalaya Shipping, Ltd.	11,116	163,961
Hub Group, Inc., Class A	24,225	1,006,306
International Seaways, Inc.	16,076	1,240,906
Marten Transport, Ltd.	22,519	388,228
Matson, Inc.	12,328	2,235,066
Navigator Holdings, Ltd.	11,501	249,572
Nordic American Tankers, Ltd.#	79,923	411,603
PAMT Corp.#†	2,449	33,135
Pangaea Logistics Solutions, Ltd.	11,788	89,235
Proficient Auto Logistics, Inc.†	9,715	53,141
Radiant Logistics, Inc.†	13,483	114,471
RXO, Inc.#†	64,469	1,649,117
Safe Bulkers, Inc.	19,399	121,244
Scorpio Tankers, Inc.	18,048	1,344,756
SFL Corp., Ltd.	49,636	547,981
Teekay Corp., Ltd.	22,382	256,722
Teekay Tankers, Ltd., Class A	9,456	665,230
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Universal Logistics Holdings, Inc.#	2,748	$43,721
Werner Enterprises, Inc.	23,513	976,025
World Kinect Corp.	21,662	624,082
		17,069,699
Trucking & Leasing — 0.2%
GATX Corp.	14,355	2,427,143
Greenbrier Cos., Inc.	11,874	559,384
Willis Lease Finance Corp.	1,093	193,472
		3,179,999
Water — 0.3%
H2O America #	13,592	786,025
American States Water Co.	15,466	1,195,058
California Water Service Group	23,905	1,078,115
Consolidated Water Co., Ltd.	6,450	194,661
Global Water Resources, Inc.	5,047	36,793
Middlesex Water Co.	7,205	378,479
York Water Co.	5,427	162,267
		3,831,398
Total Common Stocks (cost $928,261,891)		1,352,448,904
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $3,266)	$10,213	0
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1)	25,930	16,984
Cartesian Therapeutics, Inc. CVR#†(1)	44,751	11,188
Chinook Therapeutics, Inc. CVR†(1)	22,455	3,817
GTX, Inc. CVR#†(1)	368	0
Icosavax, Inc. CVR†(1)	10,570	3,277
Inhibrx. Inc. CVR†(1)	13,726	22,923
Rain Oncology, Inc. CVR#†(1)	6,782	339
		58,528
Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	6,346	3,236
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Total Rights (cost $37,532)		61,764
Total Long-Term Investment Securities (cost $928,302,689)		1,352,510,668
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2)	14,727,169	14,727,169

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies (continued)
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3)	25,792,767	$25,792,767
Total Short-Term Investments (cost $40,519,936)		40,519,936
TOTAL INVESTMENTS (cost $968,822,625)(4)	101.8%	1,393,030,604
Other assets less liabilities	(1.8)	(24,583,419)
NET ASSETS	100.0%	$1,368,447,185

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $107,005,679. This was secured by collateral of $25,792,767, which was received in cash and subsequently invested in short-term investments currently valued at $25,792,767 as reported in the
Portfolio of Investments. Additional collateral of $84,700,298 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$118,328
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	2,995,090
United States Treasury Notes/Bonds	0.13% to 5.50%	06/30/2026 to 02/15/2056	81,586,880

(4)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
PCB—Public Benefit Corporation

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
Bank of America Merrill Lynch	Pay	Bank of Hawaii Corp.	322	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	$24,382	$284	$284
Bank of America Merrill Lynch	Pay	United Community Banks, Inc.	4,339	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	139,108	3,862	3,862
Bank of America Merrill Lynch	Pay	TrustCo. Bank Corp.	579	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	28,012	1,986	1,986
Goldman Sachs & Co. LLC	Pay	Hanmi Financial Corp.	910	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	26,472	937	937
Goldman Sachs & Co. LLC	Pay	OFG Bancorp	592	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	26,030	941	941
Goldman Sachs & Co. LLC	Pay	Customers Bancorp, Inc.	370	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	26,792	1,010	1,010
Goldman Sachs & Co. LLC	Pay	Banner Corp.	35	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	2,190	85	85
HSBC Holdings	Pay	Central Pacific Financial Corp.	756	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	26,301	(325)	(325)
HSBC Holdings	Pay	BankUnited, Inc.	762	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	36,195	(846)	(846)
								7,934	7,934
Savings & Loans
Bank of America Merrill Lynch	Pay	WaFd, Inc.	762	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	26,152	945	945
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	3,333	3.82% (OBFR + 0.20%)	Monthly	02/09/2027	74,659	(700)	(700)
								245	245
Office/Business Equipment
BNP Paribas	Pay	Pitney Bowes, Inc.	24,855	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	391,466	8,699	8,699
Goldman Sachs & Co. LLC	Pay	Preferred Bank	4,726	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	427,656	25,190	25,190
								33,889	33,889
Diversified Financial Services
BNP Paribas	Pay	Moelis & Co., Class A	8,628	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	549,863	30,716	30,716
HSBC Holdings	Pay	Bread Financial Holdings, Inc.	12,939	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	1,130,092	22,384	22,384
								53,100	53,100
REITS
BNP Paribas	Pay	Arbor Realty Trust, Inc.	16,898	3.82% (OBFR + 0.20%)	Monthly	05/24/2027	97,840	(676)	(676)
HSBC Holdings	Pay	Douglas Emmett, Inc.	8,225	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	101,743	(6,004)	(6,004)
								(6,680)	(6,680)
Insurance
Bank of America Merrill Lynch	Pay	Genworth Financial, Inc.,	13,727	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	124,504	(7,001)	(7,001)
Bank of America Merrill Lynch	Pay	Employers Holdings, Inc.	1,416	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	59,472	2,124	2,124
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	6,708	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	154,016	(10,800)	(10,800)
HSBC Holdings	Pay	SiriusPoint, Ltd.	9,416	4.02% (OBFR + 0.40%)	Monthly	02/09/2028	220,805	(19,774)	(19,774)
JPMorgan Securities, LLC	Pay	Jackson Financial, Inc.	27,023	3.82% (OBFR + 0.20%)	Monthly	02/09/2027	3,047,654	(261,312)	(261,312)
								(296,763)	(296,763)
Commercial Services
Bank of America Merrill Lynch	Pay	Perdoceo Education Corp.	1,689	4.02% (OBFR + 0.40%)	Monthly	02/16/2028	57,443	(2,753)	(2,753)

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Leisure Time
Goldman Sachs & Co. LLC	Pay	OneSpaWorld Holdings, Ltd.	1,178	3.88% (OBFR + 0.20%)	Monthly	08/18/2026	$27,718	$259	$259
								$(210,769)	$(210,769)
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
68	Long	E-Mini Russell 2000 Index	June 2026	$9,538,315	$9,942,620	$404,305

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Oil & Gas	$34,423,603	$—	$0	$34,423,603
Other Industries	1,318,025,301	—	—	1,318,025,301
Escrows and Litigation Trusts	—	—	0	0
Rights	—	—	61,764	61,764
Short-Term Investments	40,519,936	—	—	40,519,936
Total Investments at Value	$1,392,968,840	$—	$61,764	$1,393,030,604
Other Financial Instruments:†
Swaps	$—	$99,422	$—	$99,422
Futures Contracts	404,305	—	—	404,305
Total Other Financial Instruments	$404,305	$99,422	$—	$503,727
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$310,191	$—	$310,191

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Advertising — 0.1%
Stagwell, Inc.#†	48,135	$337,426
Aerospace/Defense — 0.7%
AAR Corp.†	4,204	473,455
Beta Technologies, Inc., Class A†	4,024	73,800
Mercury Systems, Inc.†	8,629	963,859
StandardAero, Inc.†	6,869	196,728
		1,707,842
Agriculture — 0.7%
Andersons, Inc.	15,949	1,125,840
Dole PLC	31,196	436,432
Turning Point Brands, Inc.	1,105	93,848
		1,656,120
Airlines — 0.2%
Allegiant Travel Co.†	948	86,846
JetBlue Airways Corp.†	72,649	397,390
		484,236
Apparel — 0.2%
Capri Holdings, Ltd.†	28,911	535,143
Auto Manufacturers — 0.2%
Blue Bird Corp.†	5,801	393,134
Auto Parts & Equipment — 2.5%
Dauch Corp.†	178,619	1,186,030
Adient PLC†	30,911	706,625
Dana, Inc.	27,987	991,020
Garrett Motion, Inc.	71,780	2,351,513
Motorcar Parts of America, Inc.†	26,158	289,308
Phinia, Inc.	10,736	829,463
		6,353,959
Banks — 15.0%
1st Source Corp.	2,064	152,364
Alerus Financial Corp.	3,616	103,345
Amerant Bancorp., Inc.	9,043	205,457
Ameris Bancorp.	15,428	1,300,735
Associated Banc-Corp.	42,013	1,168,382
Atlantic Union Bankshares Corp.	5,769	217,030
Bank of N.T. Butterfield & Son, Ltd.	30,372	1,714,803
BankUnited, Inc.	20,381	945,475
BayCom Corp.	1,360	41,888
Bridgewater Bancshares, Inc.†	12,211	230,299
Burke & Herbert Financial Services Corp.	1,708	108,629
Business First Bancshares, Inc.#	14,628	416,605
Byline Bancorp., Inc.	26,437	874,800
Central Pacific Financial Corp.	7,032	241,620
ChoiceOne Financial Services, Inc.	2,238	70,273
CNB Financial Corp.	15,199	466,153
Community Trust Bancorp., Inc.	5,911	395,209
ConnectOne Bancorp., Inc.	25,973	781,008
Customers Bancorp., Inc.†	8,870	666,492
CVB Financial Corp.	54,027	1,099,990
Dime Community Bancshares, Inc.	4,605	172,319
Eastern Bankshares, Inc.	64,877	1,280,023
Enterprise Financial Services Corp.	18,429	1,116,982
Equity Bancshares, Inc., Class A	6,631	305,689
Farmers National Banc Corp.	43,507	616,929
FB Financial Corp.	2,519	132,726
Financial Institutions, Inc.	12,852	465,628
First Bancorp.	1,824	107,306
Security Description	Shares or Principal Amount	Value

Banks (continued)
First BanCorp. Puerto Rico	29,761	$713,669
First Busey Corp.	4,210	115,228
First Commonwealth Financial Corp.	3,376	63,941
First Financial Bancorp.	13,638	419,505
First Financial Corp.	10,260	709,787
First Interstate BancSystem, Inc., Class A	6,621	235,708
First Merchants Corp.	17,918	722,095
First Mid Bancshares, Inc.	12,368	544,810
Five Star Bancorp.	6,433	271,666
Glacier Bancorp., Inc.	8,348	396,947
Hancock Whitney Corp.	7,376	502,453
Hanmi Financial Corp.	17,475	526,347
HBT Financial, Inc.	1,593	45,608
Heritage Financial Corp.	9,606	261,764
Hilltop Holdings, Inc.	26,853	1,012,895
Home BancShares, Inc.	10,635	284,593
Horizon Bancorp., Inc.	35,830	664,647
Independent Bank Corp.#	1,305	103,199
Mercantile Bank Corp.	8,419	446,123
Metropolitan Bank Holding Corp.	5,021	449,480
Mid Penn Bancorp., Inc.	2,513	82,049
Midland States Bancorp., Inc.	3,076	85,513
National Bank Holdings Corp., Class A	5,272	220,528
Nicolet Bankshares, Inc.	2,245	314,906
Northrim BanCorp., Inc.	8,119	200,621
OFG Bancorp.	6,712	305,799
Old National Bancorp.	72,097	1,731,049
Old Second Bancorp., Inc.	30,154	642,883
Origin Bancorp., Inc.	19,824	944,812
Orrstown Financial Services, Inc.	2,296	85,250
Pathward Financial, Inc.	6,993	575,104
Peapack-Gladstone Financial Corp.	14,492	626,779
QCR Holdings, Inc.	11,772	1,084,790
Renasant Corp.	8,340	339,605
Seacoast Banking Corp. of Florida	8,902	269,820
Sierra Bancorp.	2,739	104,027
Simmons First National Corp., Class A	37,553	805,512
SmartFinancial, Inc.	4,387	182,938
South Plains Financial, Inc.	23,049	935,559
Southside Bancshares, Inc.	8,652	283,440
SouthState Bank Corp.	4,631	438,787
Texas Capital Bancshares, Inc.	1,146	114,016
Towne Bank	10,633	362,266
TriCo Bancshares	6,176	313,741
Trustmark Corp.	2,998	132,392
UMB Financial Corp.	9,217	1,209,823
United Community Banks, Inc.	8,511	280,437
Unity Bancorp., Inc.	612	34,186
Univest Financial Corp.	4,294	169,355
Valley National Bancorp.	24,796	341,441
Walker & Dunlop, Inc.	2,818	141,435
WesBanco., Inc.	3,637	126,022
Wintrust Financial Corp.	3,173	476,680
		37,850,189
Biotechnology — 5.3%
Allogene Therapeutics, Inc.†	60,126	130,473
Alumis Inc†	14,888	321,581
Annexon, Inc.†	30,732	166,568
Atea Pharmaceuticals, Inc.†	25,608	119,589
Aurinia Pharmaceuticals, Inc.†	10,456	160,291
Beam Therapeutics, Inc.†	17,372	572,060
Bicara Therapeutics, Inc.†	9,769	212,476

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
BioAge Labs, Inc.†	9,033	$156,181
Biohaven, Ltd.†	553	6,089
Celldex Therapeutics, Inc.†	8,249	259,266
Compass Therapeutics, Inc.†	66,295	157,782
CRISPR Therapeutics AG#†	9,499	533,654
Cullinan Therapeutics, Inc.†	15,668	257,582
Cytek Biosciences, Inc.†	30,261	126,794
Cytokinetics, Inc.†	14,517	1,114,325
Definium Therapeutics, Inc.†	15,488	374,655
Denali Therapeutics, Inc.†	5,579	117,382
Editas Medicine, Inc.†	56,803	196,538
Erasca, Inc.†	70,895	910,292
Generate Biomedicines, Inc.†	51,653	677,687
Ideaya Biosciences, Inc.†	12,086	356,174
ImmunityBio, Inc.#†	3,506	26,365
Intellia Therapeutics, Inc.#†	15,018	211,303
Iovance Biotherapeutics, Inc.#†	101,904	417,806
Larimar Therapeutics, Inc.†	37,280	129,734
Ligand Pharmaceuticals, Inc.†	2,584	599,385
Maze Therapeutics, Inc.†	4,289	113,487
MBX Biosciences, Inc.†	8,303	261,295
Nuvation Bio, Inc.#†	54,103	258,612
Olema Pharmaceuticals, Inc.†	12,940	170,679
Oruka Therapeutics, Inc.#†	7,465	436,927
Phathom Pharmaceuticals, Inc.#†	9,145	87,701
Praxis Precision Medicines, Inc.†	3,722	1,302,588
PTC Therapeutics, Inc.†	3,353	247,619
REGENXBIO, Inc.†	34,221	239,889
Relay Therapeutics, Inc.†	38,122	535,614
Rocket Pharmaceuticals, Inc.†	18,235	55,982
Scholar Rock Holding Corp.†	3,614	178,170
Septerna, Inc.†	6,090	183,918
Syndax Pharmaceuticals, Inc.†	12,726	249,302
Tectonic Therapeutic, Inc.#†	1,794	55,910
Travere Therapeutics, Inc.†	7,063	333,232
Upstream Bio, Inc.†	10,120	84,603
Vir Biotechnology, Inc.†	19,647	187,432
Wave Life Sciences, Ltd.†	16,481	108,445
		13,403,437
Building Materials — 1.5%
Apogee Enterprises, Inc.	9,299	357,175
Boise Cascade Co.	8,560	596,803
Griffon Corp.	11,890	1,046,082
Modine Manufacturing Co.†	5,254	1,465,393
UFP Industries, Inc.	4,923	398,763
		3,864,216
Chemicals — 1.7%
Calumet, Inc.†	11,753	416,879
Ecovyst, Inc.†	45,298	597,481
H.B. Fuller Co.	13,592	870,975
Innospec, Inc.	6,546	542,925
Koppers Holdings, Inc.	5,631	229,745
Mativ Holdings, Inc.	39,946	354,720
Minerals Technologies, Inc.	6,390	492,158
Perimeter Solutions, Inc.†	21,445	692,245
Quaker Chemical Corp.	1,185	170,083
		4,367,211
Coal — 0.8%
Alpha Metallurgical Resources, Inc.†	1,260	250,702
Core Natural Resources, Inc.	5,057	447,241
Security Description	Shares or Principal Amount	Value

Coal (continued)
Peabody Energy Corp.	14,159	$383,001
Warrior Met Coal, Inc.	10,540	996,452
		2,077,396
Commercial Services — 1.7%
ABM Industries, Inc.	18,581	725,774
American Public Education, Inc.†	4,801	237,505
API Group Corp.†	8,853	362,973
Healthcare Services Group, Inc.†	26,792	551,915
John Wiley & Sons, Inc., Class A#	11,138	468,687
Laureate Education, Inc.†	12,126	387,911
Perdoceo Education Corp.	34,375	1,113,063
PROG Holdings, Inc.	12,762	469,259
		4,317,087
Computers — 0.6%
Everforth, Inc.†	17,884	405,609
Mitek Systems, Inc.†	9,520	163,554
NCR Voyix Corp.†	16,868	121,281
OneSpan, Inc.	16,580	239,415
Unisys Corp.†	40,168	184,371
V2X, Inc.†	5,175	430,198
		1,544,428
Distribution/Wholesale — 1.3%
Gold.com, Inc.	5,533	234,102
Hudson Technologies, Inc.†	10,010	53,253
Resideo Technologies, Inc.†	27,741	867,461
Rush Enterprises, Inc., Class A	12,358	856,780
WESCO International, Inc.	3,717	1,342,469
		3,354,065
Diversified Financial Services — 2.4%
Atlanticus Holdings Corp.†	2,828	243,830
BGC Group, Inc., Class A	24,048	251,302
Enact Holdings, Inc.	8,967	374,731
Encore Capital Group, Inc.#†	18,442	1,474,069
Enova International, Inc.†	4,548	734,547
LendingClub Corp.†	24,796	442,609
Marex Group PLC	12,825	678,955
PennyMac Financial Services, Inc.	4,314	361,815
Radian Group, Inc.	31,202	1,065,548
StoneX Group, Inc.†	2,082	235,995
Virtus Investment Partners, Inc.	1,526	218,264
		6,081,665
Electric — 2.7%
Avista Corp.	2,446	101,436
Black Hills Corp.	14,242	1,037,102
Clearway Energy, Inc., Class C	13,794	567,761
IDACORP., Inc.	6,916	970,107
Northwestern Energy Group, Inc.	4,486	316,756
Oklo, Inc.#†	7,350	491,568
Otter Tail Corp.	12,964	1,123,460
Portland General Electric Co.	25,173	1,261,671
Unitil Corp.	17,551	878,077
		6,747,938
Electrical Components & Equipment — 1.2%
EnerSys	10,525	2,399,384
nLight, Inc.†	6,562	486,376
		2,885,760

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 3.3%
Allient, Inc.	2,044	$161,803
Applied Optoelectronics, Inc.†	1,781	282,128
Atkore, Inc.	10,137	839,445
Atmus Filtration Technologies, Inc.	10,472	489,880
Bel Fuse, Inc., Class B#	1,522	417,820
Benchmark Electronics, Inc.	4,114	347,468
CTS Corp.	1,448	92,976
Kimball Electronics, Inc.†	9,999	259,274
Knowles Corp.†	12,151	454,569
Plexus Corp.†	753	202,075
Sanmina Corp.†	5,157	1,339,428
TTM Technologies, Inc.†	15,828	2,749,640
Vishay Intertechnology, Inc.#	12,382	644,483
		8,280,989
Energy-Alternate Sources — 0.5%
Green Plains, Inc.†	16,880	264,509
Nextpower, Inc., Class A†	934	146,078
REX American Resources Corp.†	8,192	383,058
T1 Energy, Inc.†	34,438	363,665
		1,157,310
Engineering & Construction — 2.1%
Arcosa, Inc.	6,640	841,620
Fluor Corp.†	11,613	531,411
MYR Group, Inc.†	4,416	2,053,705
Primoris Services Corp.	6,131	771,157
Tutor Perini Corp.	14,920	1,066,631
		5,264,524
Entertainment — 0.7%
Cinemark Holdings, Inc.	3,000	84,000
Lionsgate Studios Corp.#†	58,359	837,452
Marriott Vacations Worldwide Corp.#	6,958	590,595
Webtoon Entertainment, Inc.#†	20,494	251,871
		1,763,918
Food — 0.6%
Ingles Markets, Inc., Class A	5,025	444,511
United Natural Foods, Inc.†	18,342	941,862
Village Super Market, Inc., Class A	3,750	174,225
		1,560,598
Gas — 1.6%
Chesapeake Utilities Corp.	3,945	486,497
New Jersey Resources Corp.	19,826	1,095,387
Southwest Gas Holdings, Inc.	24,328	2,097,317
Spire, Inc.	4,882	401,593
		4,080,794
Healthcare-Products — 2.0%
10X Genomics, Inc., Class A†	40,648	1,150,542
Alamar Biosciences, Inc.†	4,988	101,955
Alphatec Holdings, Inc.†	34,378	266,429
Beta Bionics, Inc.#†	45,108	546,709
GRAIL, Inc.†	4,287	307,292
LivaNova PLC†	12,236	903,017
Omnicell, Inc.†	25,026	1,104,648
OraSure Technologies, Inc.†	31,160	133,988
Orthofix Medical, Inc.†	19,560	181,321
Shoulder Innovations, Inc.†	15,630	229,761
Varex Imaging Corp.†	20,640	211,147
		5,136,809
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.6%
Strata Critical Medical, Inc. †	18,761	$118,382
Addus HomeCare Corp.†	2,349	215,357
Fortrea Holdings, Inc.†	26,408	406,419
Fulgent Genetics, Inc.†	3,280	59,499
Pediatrix Medical Group, Inc. †	7,615	164,027
RadNet, Inc.†	3,498	194,244
Teladoc Health, Inc.#†	45,161	343,675
		1,501,603
Home Builders — 1.6%
Century Communities, Inc.	6,297	332,608
Green Brick Partners, Inc.†	3,576	240,522
LCI Industries	4,695	511,849
M/I Homes, Inc.†	7,503	987,545
Meritage Homes Corp.	8,193	534,511
Taylor Morrison Home Corp.†	21,021	1,229,728
Winnebago Industries, Inc.	3,784	112,347
		3,949,110
Home Furnishings — 0.3%
Daktronics, Inc.†	15,660	323,849
MillerKnoll, Inc.	19,654	318,002
		641,851
Household Products/Wares — 0.1%
ACCO Brands Corp.	12,408	49,135
Spectrum Brands Holdings, Inc.	3,204	252,123
		301,258
Housewares — 0.1%
Central Garden & Pet Co., Class A†	7,233	246,862
Insurance — 2.8%
CNO Financial Group, Inc.	26,970	1,239,811
Essent Group, Ltd.	17,193	995,303
Hamilton Insurance Group, Ltd., Class B	18,975	561,850
Heritage Insurance Holdings, Inc.†	4,442	96,302
Jackson Financial, Inc., Class A	12,125	1,250,209
Mercury General Corp.	6,436	630,921
NMI Holdings, Inc.†	25,933	930,995
Pelagos Insurance Capital, Ltd.	21,787	470,163
Safety Insurance Group, Inc.	3,802	266,786
SiriusPoint, Ltd.†	13,777	294,139
Stewart Information Services Corp.	2,519	163,685
Universal Insurance Holdings, Inc.	2,954	109,357
		7,009,521
Internet — 0.4%
RealReal, Inc.†	47,922	461,968
Ziff Davis, Inc.†	9,751	439,478
		901,446
Investment Companies — 3.8%
Bit Digital, Inc.#†	70,500	142,410
Cipher Digital, Inc.#†	69,181	1,636,131
Cleanspark, Inc.†	69,822	1,277,044
Core Scientific, Inc.†	17,199	461,793
HA Sustainable Infrastructure Capital, Inc.#	16,713	685,233
Hut 8 Corp.†	15,479	1,932,244
MARA Holdings, Inc.#†	93,887	1,350,095
Riot Platforms, Inc.†	61,616	1,670,410
Terawulf, Inc.#†	14,506	370,773
		9,526,133

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel — 0.8%
Commercial Metals Co.	25,150	$1,912,658
Leisure Time — 0.4%
Callaway Golf Co.†	68,510	1,055,054
Machinery-Construction & Mining — 0.2%
Terex Corp.	8,323	484,232
Machinery-Diversified — 0.4%
Ichor Holdings, Ltd.†	6,301	450,647
Thermon Group Holdings, Inc.†	7,285	445,405
		896,052
Media — 1.5%
EchoStar Corp., Class A†	23,204	2,997,725
Sphere Entertainment Co.#†	6,417	888,626
		3,886,351
Metal Fabricate/Hardware — 0.3%
Hillman Solutions Corp.†	43,228	322,481
Worthington Enterprises, Inc.	5,594	317,571
		640,052
Mining — 2.2%
Coeur Mining, Inc.	56,660	1,094,671
Constellium SE†	43,219	1,480,683
Energy Fuels, Inc.†	21,016	382,912
Hecla Mining Co.	73,657	1,308,885
Ivanhoe Electric, Inc.†	1,589	21,388
SSR Mining, Inc.†	30,806	961,763
USA Rare Earth, Inc.†	5,303	148,537
		5,398,839
Miscellaneous Manufacturing — 0.6%
Avient Corp.	13,628	482,704
Materion Corp.	4,227	930,109
Park Aerospace Corp.	4,605	146,761
		1,559,574
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,418	246,701
Oil & Gas — 4.3%
California Resources Corp.	7,557	448,055
Chord Energy Corp.	4,181	551,348
CNX Resources Corp.†	34,922	1,176,522
Crescent Energy Co., Class A	25,707	297,173
Gulfport Energy Corp.†	1,081	182,246
Helmerich & Payne, Inc.	16,299	621,807
Kosmos Energy, Ltd.†	119,002	333,206
Magnolia Oil & Gas Corp., Class A	19,582	535,763
Murphy Oil Corp.	10,526	380,936
Noble Corp. PLC#	23,253	1,080,799
Ovintiv, Inc.	4,836	271,009
Patterson-UTI Energy, Inc.	75,817	849,909
PBF Energy, Inc., Class A	20,827	847,659
Seadrill, Ltd.†	10,810	509,908
SM Energy Co.	24,937	765,815
Transocean, Ltd.†	257,210	1,592,130
Valaris, Ltd.†	4,995	462,687
		10,906,972
Oil & Gas Services — 1.2%
Forum Energy Technologies, Inc.†	3,507	176,122
Helix Energy Solutions Group, Inc.†	8,601	80,419
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Liberty Energy, Inc.	37,451	$1,095,816
National Energy Services Reunited Corp.†	20,952	510,181
Oceaneering International, Inc.†	8,998	343,994
Oil States International, Inc.†	3,568	30,328
ProPetro Holding Corp.†	44,904	685,235
Ranger Energy Services, Inc., Class A	12,990	200,825
		3,122,920
Packaging & Containers — 0.2%
O-I Glass, Inc.†	52,303	457,651
Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.†	53,790	244,745
Agios Pharmaceuticals, Inc.†	11,977	352,124
Amylyx Pharmaceuticals, Inc.†	10,504	150,732
Atrium Therapeutics, Inc.†	364	4,732
Enanta Pharmaceuticals, Inc.†	10,821	142,404
Inhibikase Therapeutics, Inc.#†	34,863	61,010
Nature's Sunshine Products, Inc.†	10,918	232,335
Neurogene, Inc.†	1,990	56,397
ORIC Pharmaceuticals, Inc.†	22,262	188,114
Spyre Therapeutics, Inc.†	5,829	428,431
Supernus Pharmaceuticals, Inc.†	7,231	333,928
Vanda Pharmaceuticals, Inc.†	29,951	193,184
Vaxcyte, Inc.†	17,266	887,472
		3,275,608
Pipelines — 0.1%
Excelerate Energy, Inc., Class A	7,468	245,996
Real Estate — 0.7%
Compass, Inc., Class A†	110,739	911,382
Cushman & Wakefield, Ltd.†	19,761	245,827
Newmark Group, Inc., Class A	34,689	484,605
		1,641,814
REITS — 9.7%
Adamas Trust, Inc.	23,474	215,961
Agree Realty Corp.	954	70,739
American Assets Trust, Inc.	14,856	346,145
American Healthcare REIT, Inc.	12,700	620,903
Apollo Commercial Real Estate Finance, Inc.#	19,743	216,383
BrightSpire Capital, Inc.	56,441	325,665
Broadstone Net Lease, Inc.	67,775	1,371,088
CareTrust REIT, Inc.	32,343	1,320,241
Centerspace	2,343	158,106
Chatham Lodging Trust	31,511	341,894
Community Healthcare Trust, Inc.	4,263	73,409
COPT Defense Properties	46,449	1,489,155
Curbline Properties Corp.	25,873	753,680
DiamondRock Hospitality Co.	12,755	140,177
Diversified Healthcare Trust	150,742	1,254,173
Ellington Financial, Inc.	64,908	880,802
Empire State Realty Trust, Inc., Class A	32,942	188,758
Essential Properties Realty Trust, Inc.	49,279	1,506,952
Four Corners Property Trust, Inc.	20,437	508,881
Getty Realty Corp.	11,103	361,181
Hudson Pacific Properties, Inc.†	29,250	350,415
Independence Realty Trust, Inc.	33,152	538,057
InvenTrust Properties Corp.	18,777	622,082
Kite Realty Group Trust#	36,519	1,001,351
Ladder Capital Corp.	124,539	1,272,789
LXP Industrial Trust	10,725	553,839
Macerich Co.	37,794	851,121
NETSTREIT Corp.#	27,456	556,259

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Outfront Media, Inc.	10,166	$327,752
PennyMac Mtg. Investment Trust	24,040	251,458
Phillips Edison & Co., Inc.	24,734	993,070
Piedmont Office Realty Trust, Inc.†	56,993	473,612
Postal Realty Trust, Inc., Class A#	13,207	304,289
Rayonier, Inc.	19,986	417,507
Ryman Hospitality Properties, Inc.	3,378	388,909
Sabra Health Care REIT, Inc.	44,064	876,433
SL Green Realty Corp.	5,088	230,995
Summit Hotel Properties, Inc.	40,097	231,360
Sunstone Hotel Investors, Inc.	13,258	143,452
Terreno Realty Corp.	9,989	656,177
TPG RE Finance Trust, Inc.	29,049	244,012
UMH Properties, Inc.	5,967	89,624
Xenia Hotels & Resorts, Inc.	46,472	807,219
		24,326,075
Retail — 2.4%
American Eagle Outfitters, Inc.	30,183	476,891
Arko Corp.	92,123	714,875
Biglari Holdings, Inc., Class B#†	554	160,926
Black Rock Coffee Bar, Inc., Class A†	12,228	101,737
BlueLinx Holdings, Inc.†	2,785	144,792
Dine Brands Global, Inc.#	6,215	195,027
Jack in the Box, Inc.#†	15,530	193,349
Kohl's Corp.	9,650	138,574
MarineMax, Inc.#†	16,012	551,453
Movado Group, Inc.	919	35,179
National Vision Holdings, Inc.†	10,983	183,965
Signet Jewelers, Ltd.#	15,916	1,390,899
Sonic Automotive, Inc., Class A#	6,026	497,868
Victoria's Secret & Co.#†	17,804	979,220
Zumiez, Inc.†	10,028	246,990
		6,011,745
Savings & Loans — 1.7%
Beacon Financial Corp.	11,569	336,542
Axos Financial, Inc.†	9,159	796,009
Banc of California, Inc.	55,263	1,062,155
Capitol Federal Financial, Inc.	27,277	211,942
HomeTrust Bancshares, Inc.	4,599	213,716
OceanFirst Financial Corp.	38,100	715,899
Provident Financial Services, Inc.	10,321	229,023
Southern Missouri Bancorp., Inc.	2,155	148,824
WSFS Financial Corp.	7,966	569,171
		4,283,281
Semiconductors — 3.4%
ACM Research, Inc., Class A†	10,401	900,311
Aehr Test Systems†	3,788	349,746
Ambarella, Inc.†	2,259	163,055
Arteris, Inc.†	3,923	141,032
Cohu, Inc.†	25,739	1,357,732
Diodes, Inc.†	7,267	765,360
FormFactor, Inc.†	2,972	370,282
Kulicke & Soffa Industries, Inc.	2,888	294,258
MaxLinear, Inc.†	11,921	1,107,819
Navitas Semiconductor Corp.†	21,924	583,178
Penguin Solutions, Inc.†	5,756	321,357
Synaptics, Inc.†	5,958	817,914
Ultra Clean Holdings, Inc.†	6,672	570,923
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Veeco Instruments, Inc.†	11,298	$651,217
Vishay Precision Group, Inc.#†	901	112,904
		8,507,088
Software — 2.3%
Adeia, Inc.	11,265	301,001
BigBear.ai Holdings, Inc.#†	76,351	384,809
Box, Inc., Class A†	9,134	246,252
Bullish†	5,412	188,933
Consensus Cloud Solutions, Inc.†	7,885	270,850
Digital Turbine, Inc.#†	55,444	486,798
Fastly, Inc., Class A†	42,426	753,698
GigaCloud Technology, Inc., Class A†	14,432	520,129
HeartFlow, Inc.†	11,253	348,618
IBEX Holdings, Ltd.†	4,401	139,248
LiveRamp Holdings, Inc.†	13,255	497,858
McGraw Hill, Inc.†	79,661	959,118
N-able, Inc.†	36,044	133,363
Porch Group, Inc.†	39,850	415,237
PubMatic, Inc., Class A†	21,084	246,261
		5,892,173
Telecommunications — 1.2%
Applied Digital Corp.†	7,722	365,096
Lumen Technologies, Inc.†	14,955	164,355
NETGEAR, Inc.†	21,451	557,512
Spok Holdings, Inc.	7,478	79,192
Telephone & Data Systems, Inc.	5,940	232,313
Viasat, Inc.†	17,982	1,449,709
Vistance Networks, Inc.	18,633	232,540
		3,080,717
Transportation — 2.4%
ArcBest Corp.	4,606	629,594
Costamare Bulkers Holdings, Ltd.†	2,636	42,545
Costamare, Inc.	49,141	755,789
International Seaways, Inc.	6,571	507,215
Matson, Inc.	3,956	717,223
Radiant Logistics, Inc.†	26,032	221,012
Safe Bulkers, Inc.	68,421	427,631
Scorpio Tankers, Inc.	2,818	209,969
Teekay Corp., Ltd.	43,014	493,371
Teekay Tankers, Ltd., Class A	22,810	1,604,684
World Kinect Corp.	13,130	378,275
		5,987,308
Trucking & Leasing — 0.2%
GATX Corp.	3,605	609,533
Water — 0.5%
American States Water Co.	3,285	253,832
Consolidated Water Co., Ltd.	34,892	1,053,041
		1,306,873
Total Long-Term Investment Securities (cost $196,886,217)		245,019,245
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(1)(2) (cost $2,543,313)	2,543,313	2,543,313

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $7,117,655 and collateralized by $7,109,800 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $7,259,393 (cost $7,117,026)	$7,117,026	$7,117,026
TOTAL INVESTMENTS (cost $206,546,556)(3)	101.2%	254,679,584
Other assets less liabilities	(1.2)	(2,967,225)
NET ASSETS	100.0%	$251,712,359

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)
At May 31, 2026, the Fund had loaned securities with a total value of $13,447,433. This was secured by collateral of $2,543,313, which was received in cash and subsequently invested in short-term investments currently valued at $2,543,313 as reported in the
Portfolio of Investments. Additional collateral of $11,289,690 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$22,682
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	306,484
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 02/15/2056	10,960,524

(3)	See Note 4 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
47	Long	E-Mini Russell 2000 Index	June 2026	$6,690,526	$6,872,105	$181,579

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$245,019,245	$—	$—	$245,019,245
Short-Term Investments	2,543,313	—	—	2,543,313
Repurchase Agreements	—	7,117,026	—	7,117,026
Total Investments at Value	$247,562,558	$7,117,026	$—	$254,679,584
Other Financial Instruments:†
Futures Contracts	$181,579	$—	$—	$181,579

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.1%
Omnicom Group, Inc.#	33,876	$2,463,124
Trade Desk, Inc., Class A†	51,106	1,101,845
		3,564,969
Aerospace/Defense — 1.9%
Boeing Co.†	86,233	19,932,758
General Dynamics Corp.	27,615	9,577,434
General Electric Co.	114,609	37,105,810
Howmet Aerospace, Inc.	44,271	11,432,986
L3Harris Technologies, Inc.	20,571	6,483,568
Lockheed Martin Corp.	22,183	11,766,972
Northrop Grumman Corp.	14,760	8,319,917
RTX Corp.	146,975	26,405,528
TransDigm Group, Inc.	6,119	7,699,660
		138,724,633
Agriculture — 0.7%
Altria Group, Inc.	182,739	12,714,980
Archer-Daniels-Midland Co.	52,032	4,151,113
Bunge Global SA	15,024	1,852,459
Philip Morris International, Inc.	171,082	30,346,525
		49,065,077
Airlines — 0.2%
Delta Air Lines, Inc.	72,208	5,955,716
Southwest Airlines Co.	51,730	2,221,803
United Airlines Holdings, Inc.†	36,015	4,134,522
		12,312,041
Apparel — 0.2%
Deckers Outdoor Corp.†	15,931	1,813,744
NIKE, Inc., Class B	132,758	6,137,402
Ralph Lauren Corp.	3,954	1,438,861
Tapestry, Inc.	22,789	3,314,888
		12,704,895
Auto Manufacturers — 2.3%
Cummins, Inc.	15,018	9,711,089
Ford Motor Co.	432,068	7,535,266
General Motors Co.	97,747	8,136,460
PACCAR, Inc.	57,822	6,381,814
Tesla, Inc.†	308,092	134,263,413
		166,028,042
Auto Parts & Equipment — 0.0%
Aptiv PLC†	24,335	1,653,320
Banks — 4.2%
Bank of America Corp.	725,445	37,432,962
Bank of New York Mellon Corp.	75,425	10,516,508
Citigroup, Inc.	191,087	24,057,853
Citizens Financial Group, Inc.	44,892	2,794,976
Fifth Third Bancorp	99,678	4,976,923
Goldman Sachs Group, Inc.	32,842	33,681,442
Huntington Bancshares, Inc.	228,641	3,740,567
JPMorgan Chase & Co.	295,359	88,403,902
KeyCorp	106,458	2,270,749
M&T Bank Corp.	16,269	3,515,894
Morgan Stanley	131,793	27,412,944
Northern Trust Corp.	20,754	3,433,749
PNC Financial Services Group, Inc.	43,936	9,715,128
Regions Financial Corp.	93,661	2,622,508
State Street Corp.	30,599	4,762,428
Truist Financial Corp.	139,121	6,707,023
Security Description	Shares or Principal Amount	Value

Banks (continued)
US Bancorp	170,220	$9,336,567
Wells Fargo & Co.	338,527	26,249,384
		301,631,507
Beverages — 1.0%
Brown-Forman Corp., Class B	16,475	423,737
Coca-Cola Co.	424,103	33,508,378
Constellation Brands, Inc., Class A	15,544	2,157,818
Keurig Dr Pepper, Inc.	147,890	4,441,137
Molson Coors Beverage Co., Class B#	17,872	706,480
Monster Beverage Corp.†	78,596	6,922,736
PepsiCo., Inc.	149,685	21,583,080
		69,743,366
Biotechnology — 1.0%
Amgen, Inc.	59,091	19,901,258
Biogen, Inc.†	16,200	3,175,200
Corteva, Inc.	74,558	5,836,400
Gilead Sciences, Inc.	135,297	18,187,976
Incyte Corp.†	18,434	1,783,305
Moderna, Inc.†	40,206	1,897,321
Regeneron Pharmaceuticals, Inc.	11,069	6,805,000
Vertex Pharmaceuticals, Inc.†	27,965	12,515,456
		70,101,916
Building Materials — 0.6%
Builders FirstSource, Inc.†	13,179	1,005,031
Carrier Global Corp.	86,375	5,516,771
CRH PLC	73,566	8,003,245
Johnson Controls International PLC	67,296	9,021,702
Lennox International, Inc.	3,393	1,703,829
Martin Marietta Materials, Inc.	6,522	3,793,456
Masco Corp.	20,999	1,475,180
Trane Technologies PLC	24,051	10,854,216
Vulcan Materials Co.	14,183	4,012,654
		45,386,084
Chemicals — 0.9%
Air Products & Chemicals, Inc.	24,368	6,789,412
Albemarle Corp.	13,071	2,305,986
CF Industries Holdings, Inc.	17,759	1,995,224
Dow, Inc.	81,404	2,747,385
DuPont de Nemours, Inc.	44,175	2,138,953
Ecolab, Inc.	27,590	7,063,040
International Flavors & Fragrances, Inc.	27,355	2,080,348
Linde PLC	51,359	25,560,861
LyondellBasell Industries NV, Class A	27,454	1,829,809
Mosaic Co.	35,067	838,101
PPG Industries, Inc.	24,616	2,781,116
Qnity Electronics, Inc.	22,693	3,540,108
Sherwin-Williams Co.	25,222	7,663,452
		67,333,795
Commercial Services — 1.1%
Automatic Data Processing, Inc.	44,514	9,874,986
Block, Inc.†	59,794	4,527,602
Cintas Corp.	36,884	6,316,754
Corpay, Inc.†	7,698	2,785,136
Equifax, Inc.	13,593	2,253,583
Global Payments, Inc.	26,891	2,030,539
Moody's Corp.	16,714	7,575,621
PayPal Holdings, Inc.	101,726	4,552,239
Quanta Services, Inc.	16,287	11,591,947
Rollins, Inc.	32,897	1,565,897

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
S&P Global, Inc.	33,417	$14,168,808
United Rentals, Inc.	6,891	6,861,162
Verisk Analytics, Inc.	14,567	2,549,079
		76,653,353
Computers — 9.6%
Accenture PLC, Class A	67,400	12,608,518
Apple, Inc.	1,608,264	501,874,864
Cognizant Technology Solutions Corp., Class A	53,449	2,980,049
Crowdstrike Holdings, Inc., Class A†	27,741	20,278,671
Dell Technologies, Inc., Class C	32,433	13,651,374
EPAM Systems, Inc.†	6,037	618,551
Fortinet, Inc.†	69,146	9,540,074
Gartner, Inc.†	7,879	1,277,974
Hewlett Packard Enterprise Co.	143,737	6,186,440
HP, Inc.	96,475	2,608,684
International Business Machines Corp.	102,397	30,493,826
Leidos Holdings, Inc.	14,639	1,870,864
Lumentum Holdings, Inc.†	7,930	6,779,833
NetApp, Inc.	21,093	3,676,299
Sandisk Corp.†	16,136	27,350,197
Seagate Technology Holdings PLC	23,982	21,099,364
Super Micro Computer, Inc.†	57,338	2,642,708
Western Digital Corp.	37,213	19,767,918
		685,306,208
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	87,466	7,883,311
Estee Lauder Cos., Inc., Class A	28,070	2,496,826
Kenvue, Inc.	204,757	3,538,201
Procter & Gamble Co.	254,004	36,464,814
		50,383,152
Distribution/Wholesale — 0.2%
Copart, Inc.†	100,076	3,279,491
Fastenal Co.	125,214	5,534,459
Pool Corp.#	3,691	669,547
WW Grainger, Inc.	4,776	5,894,730
		15,378,227
Diversified Financial Services — 3.2%
American Express Co.	58,473	18,504,950
Ameriprise Financial, Inc.	9,938	4,429,466
Apollo Global Management, Inc.#	50,395	6,486,340
Ares Management Corp., Class A	23,173	2,977,731
Blackrock, Inc.	15,899	16,644,345
Capital One Financial Corp.	68,122	12,802,168
Cboe Global Markets, Inc.	11,292	3,766,560
Charles Schwab Corp.	183,329	16,013,788
CME Group, Inc.	39,748	10,872,668
Coinbase Global, Inc., Class A†	24,772	4,682,651
Franklin Resources, Inc.	31,332	971,919
Interactive Brokers Group, Inc., Class A	49,659	4,318,843
Intercontinental Exchange, Inc.	62,806	9,285,867
Invesco, Ltd.	48,744	1,387,254
Mastercard, Inc., Class A	89,214	44,069,932
Nasdaq, Inc.	49,391	4,569,655
Raymond James Financial, Inc.	18,800	2,696,108
Synchrony Financial	39,514	2,822,880
T. Rowe Price Group, Inc.	24,806	2,592,971
Visa, Inc., Class A	184,158	60,101,805
		229,997,901
Security Description	Shares or Principal Amount	Value

Electric — 2.0%
AES Corp.	76,979	$1,129,282
Alliant Energy Corp.	27,250	1,951,373
Ameren Corp.	30,908	3,337,137
American Electric Power Co., Inc.	59,329	7,515,204
CenterPoint Energy, Inc.	73,583	3,109,618
CMS Energy Corp.	33,129	2,404,172
Consolidated Edison, Inc.	39,725	4,196,152
Constellation Energy Corp.	34,504	9,928,526
Dominion Energy, Inc.	94,128	6,300,928
DTE Energy Co.	22,289	3,184,429
Duke Energy Corp.	85,469	10,489,610
Edison International	42,833	2,995,740
Entergy Corp.	49,058	5,349,775
Evergy, Inc.	24,376	1,999,807
Eversource Energy	41,581	2,838,735
Exelon Corp.	110,789	5,056,410
FirstEnergy Corp.	57,082	2,648,034
NextEra Energy, Inc.	228,142	19,850,635
NRG Energy, Inc.	23,481	3,148,332
PG&E Corp.	241,505	3,946,192
Pinnacle West Capital Corp.	12,428	1,239,569
PPL Corp.	78,233	2,768,666
Public Service Enterprise Group, Inc.	54,389	4,277,695
Sempra	72,333	6,447,040
Southern Co.	121,186	11,155,171
Vistra Corp.	34,991	5,606,608
WEC Energy Group, Inc.	35,229	3,912,180
Xcel Energy, Inc.	66,030	5,249,385
		142,036,405
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	25,638	5,790,342
Eaton Corp. PLC	42,285	16,939,371
Generac Holdings, Inc.†	6,691	1,859,496
		24,589,209
Electronics — 1.2%
Allegion PLC	10,047	1,306,813
Amphenol Corp., Class A	134,770	20,048,385
Coherent Corp.†	20,267	7,325,912
Emerson Electric Co.	61,322	8,819,330
Fortive Corp.	33,906	1,977,398
Garmin, Ltd.	17,909	4,189,273
Honeywell International, Inc.	69,624	16,560,765
Hubbell, Inc.	6,006	2,844,502
Jabil, Inc.	11,690	4,261,706
Keysight Technologies, Inc.†	19,025	6,436,728
Mettler-Toledo International, Inc.†	2,232	2,635,055
TE Connectivity PLC	31,877	6,802,871
Trimble, Inc.†	26,700	1,506,147
		84,714,885
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	11,987	3,677,492
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	3,855	7,047,750
EMCOR Group, Inc.	5,013	4,144,849
Jacobs Solutions, Inc.	13,047	1,563,813
		12,756,412

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Live Nation Entertainment, Inc.#†	17,499	$2,947,007
TKO Group Holdings, Inc.	7,583	1,555,880
		4,502,887
Environmental Control — 0.2%
Pentair PLC	17,590	1,246,076
Republic Services, Inc.	21,926	4,394,847
Veralto Corp.	27,954	2,298,657
Waste Management, Inc.	40,491	8,562,227
		16,501,807
Food — 0.4%
Campbell’s Co.#	25,404	536,278
Conagra Brands, Inc.	50,075	664,996
General Mills, Inc.#	59,376	2,007,503
Hershey Co.	15,676	3,041,614
Hormel Foods Corp.	28,902	671,394
J.M. Smucker Co.	11,940	1,232,208
Kraft Heinz Co.	96,608	2,319,558
Kroger Co.	63,507	3,946,960
McCormick & Co., Inc.	26,964	1,277,285
Mondelez International, Inc., Class A	140,995	8,624,664
Sysco Corp.	52,046	3,945,607
Tyson Foods, Inc., Class A	30,159	1,840,302
		30,108,369
Forest Products & Paper — 0.0%
International Paper Co.	58,638	1,962,614
Gas — 0.1%
Atmos Energy Corp.	18,093	3,060,069
NiSource, Inc.	51,263	2,369,376
		5,429,445
Hand/Machine Tools — 0.0%
Snap-on, Inc.	5,594	2,076,549
Stanley Black & Decker, Inc.	17,379	1,380,240
		3,456,789
Healthcare-Products — 1.9%
Abbott Laboratories	191,352	16,379,731
Agilent Technologies, Inc.	30,414	4,122,009
Align Technology, Inc.†	6,729	1,177,239
Baxter International, Inc.#	57,800	1,085,484
Bio-Techne Corp.#	16,922	874,529
Boston Scientific Corp.†	161,022	7,778,973
Cooper Cos., Inc.†	23,064	1,411,747
Danaher Corp.	69,441	12,684,788
Edwards Lifesciences Corp.†	63,448	5,486,349
GE HealthCare Technologies, Inc.	51,119	3,186,759
IDEXX Laboratories, Inc.†	8,731	4,920,180
Insulet Corp.†	7,781	1,127,778
Intuitive Surgical, Inc.†	39,019	16,569,028
Medtronic PLC	139,052	10,263,428
ResMed, Inc.	15,632	2,978,990
Revvity, Inc.#	11,515	1,203,893
Solventum Corp.†	15,518	1,163,074
STERIS PLC	11,121	2,365,770
Stryker Corp.	38,062	11,612,336
Thermo Fisher Scientific, Inc.	41,203	20,292,890
Waters Corp.†	10,801	4,142,940
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	7,753	$2,502,746
Zimmer Biomet Holdings, Inc.	21,416	1,763,179
		135,093,840
Healthcare-Services — 1.1%
Centene Corp.†	50,260	2,995,496
Charles River Laboratories International, Inc.†	5,328	962,823
Cigna Group	29,054	8,059,580
DaVita, Inc.†	3,053	593,381
Elevance Health, Inc.	23,949	9,416,507
HCA Healthcare, Inc.	17,386	6,581,297
Humana, Inc.	13,232	4,041,318
IQVIA Holdings, Inc.†	18,159	3,308,751
Labcorp Holdings, Inc.	9,257	2,407,375
Quest Diagnostics, Inc.	12,117	2,361,603
UnitedHealth Group, Inc.	99,091	37,685,298
Universal Health Services, Inc., Class B	6,501	949,861
		79,363,290
Home Builders — 0.2%
D.R. Horton, Inc.	29,756	4,376,810
Lennar Corp., Class A	23,617	2,120,334
NVR, Inc.†	313	1,910,803
PulteGroup, Inc.	20,918	2,472,089
		10,880,036
Household Products/Wares — 0.1%
Avery Dennison Corp.	8,171	1,299,761
Church & Dwight Co., Inc.	25,430	2,431,871
Clorox Co.	14,272	1,284,765
Kimberly-Clark Corp.#	35,685	3,482,856
		8,499,253
Insurance — 2.8%
Aflac, Inc.	51,163	5,751,744
Allstate Corp.	28,178	5,807,204
American International Group, Inc.	57,902	4,298,065
Aon PLC, Class A	23,402	7,396,436
Arch Capital Group, Ltd.†	39,952	3,569,312
Arthur J. Gallagher & Co.	28,535	5,738,674
Assurant, Inc.	5,580	1,388,695
Berkshire Hathaway, Inc., Class B†	200,879	95,313,068
Brown & Brown, Inc.	31,749	1,785,881
Chubb, Ltd.	39,831	12,416,518
Cincinnati Financial Corp.	17,655	2,779,250
Erie Indemnity Co., Class A	2,273	484,308
Everest Group, Ltd.	4,356	1,411,475
Globe Life, Inc.	9,350	1,432,794
Hartford Insurance Group, Inc.	30,874	3,925,012
Loews Corp.	18,721	1,938,560
Marsh & McLennan Cos., Inc.	52,462	8,392,346
MetLife, Inc.	59,502	4,920,220
Principal Financial Group, Inc.	22,334	2,314,249
Progressive Corp.	63,994	12,184,458
Prudential Financial, Inc.	38,373	3,861,859
Travelers Cos., Inc.	24,017	7,010,322
W.R. Berkley Corp.	33,460	2,126,048
Willis Towers Watson PLC	10,163	2,537,396
		198,783,894
Internet — 14.4%
Airbnb, Inc., Class A†	46,614	6,214,112
Alphabet, Inc., Class A	637,778	242,572,485
Alphabet, Inc., Class C	512,313	192,849,983

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Amazon.com, Inc.†	1,070,133	$289,620,795
AppLovin Corp., Class A†	29,499	18,085,542
Booking Holdings, Inc.	88,126	14,754,936
CDW Corp.	14,747	1,850,011
DoorDash, Inc., Class A†	41,439	6,600,818
eBay, Inc.	49,856	5,447,765
Expedia Group, Inc.	13,120	2,962,365
F5, Inc.†	6,125	2,348,631
Gen Digital, Inc.	63,601	1,640,270
GoDaddy, Inc., Class A†	15,553	1,334,914
Meta Platforms, Inc., Class A	239,597	151,547,499
Netflix, Inc.†	462,285	39,765,756
Palo Alto Networks, Inc.†	88,522	24,935,762
Robinhood Markets, Inc., Class A†	86,968	8,201,082
Uber Technologies, Inc.†	225,673	15,887,379
VeriSign, Inc.	9,003	2,569,276
		1,029,189,381
Iron/Steel — 0.1%
Nucor Corp.	24,834	6,208,500
Steel Dynamics, Inc.	14,684	3,820,043
		10,028,543
Leisure Time — 0.2%
Carnival Corp, Ltd.	135,420	3,799,885
Norwegian Cruise Line Holdings, Ltd.†	54,382	997,366
Royal Caribbean Cruises, Ltd.	27,275	7,763,283
		12,560,534
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	24,927	8,167,581
Las Vegas Sands Corp.	33,446	1,691,364
Marriott International, Inc., Class A	23,861	8,962,192
MGM Resorts International†	23,120	1,009,650
Wynn Resorts, Ltd.	9,781	990,033
		20,820,820
Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	50,970	44,643,094
GE Vernova, Inc.	29,526	28,590,616
Vertiv Holdings Co., Class A	41,836	13,208,044
		86,441,754
Machinery-Diversified — 0.6%
Deere & Co.	27,621	14,975,554
Dover Corp.	14,671	3,100,863
IDEX Corp.	8,589	1,810,819
Ingersoll Rand, Inc.	37,525	2,688,291
Nordson Corp.	6,088	1,749,265
Otis Worldwide Corp.	41,779	2,959,624
Rockwell Automation, Inc.	12,392	5,589,535
Westinghouse Air Brake Technologies Corp.	18,344	4,790,719
Xylem, Inc.	27,052	2,963,276
		40,627,946
Media — 0.6%
Charter Communications, Inc., Class A#†	9,374	1,350,325
Comcast Corp., Class A	390,131	9,702,558
EchoStar Corp., Class A#†	14,951	1,931,520
FactSet Research Systems, Inc.#	3,775	926,649
Fox Corp., Class A	21,279	1,360,154
Fox Corp., Class B	17,034	977,581
News Corp., Class A	42,325	1,104,682
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B#	14,424	$430,124
Paramount Skydance Corp., Class B	37,803	401,090
Walt Disney Co.	193,918	19,746,670
Warner Bros. Discovery, Inc.†	268,524	7,252,833
		45,184,186
Mining — 0.3%
Freeport-McMoRan, Inc.	156,572	10,288,346
Newmont Corp.	119,310	13,101,431
		23,389,777
Miscellaneous Manufacturing — 0.5%
3M Co.	58,404	8,943,405
A.O. Smith Corp.#	12,515	709,851
Axon Enterprise, Inc.†	8,431	3,783,158
Illinois Tool Works, Inc.	28,672	7,090,012
Parker-Hannifin Corp.	13,945	11,778,365
Teledyne Technologies, Inc.†	5,260	3,260,306
Textron, Inc.	19,019	1,745,183
		37,310,280
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	5,120	1,247,386
Oil & Gas — 2.4%
APA Corp.	38,868	1,415,961
Chevron Corp.	205,346	37,467,431
ConocoPhillips	133,365	15,200,943
Devon Energy Corp.	128,096	5,698,991
Diamondback Energy, Inc.	21,501	4,117,012
EOG Resources, Inc.	59,044	7,875,289
EQT Corp.	66,501	3,652,900
Expand Energy Corp.	26,682	2,480,892
Exxon Mobil Corp.	457,794	66,499,156
Marathon Petroleum Corp.	31,910	7,938,251
Occidental Petroleum Corp.	77,590	4,393,922
Phillips 66	44,441	7,816,283
Texas Pacific Land Corp.	6,200	2,436,600
Valero Energy Corp.	33,354	8,165,726
		175,159,357
Oil & Gas Services — 0.3%
Baker Hughes Co.	109,345	6,984,959
Halliburton Co.	90,176	3,503,338
SLB, Ltd.	165,201	9,011,714
		19,500,011
Packaging & Containers — 0.1%
Amcor PLC	50,209	1,949,113
Ball Corp.	30,537	1,669,458
Packaging Corp. of America	9,434	2,065,197
Smurfit WestRock PLC	59,658	2,454,927
		8,138,695
Pharmaceuticals — 4.3%
AbbVie, Inc.	193,488	42,126,207
Becton Dickinson & Co.	31,744	4,670,177
Bristol-Myers Squibb Co.	221,425	12,661,082
Cardinal Health, Inc.	25,254	4,969,987
Cencora, Inc.	21,572	5,810,634
CVS Health Corp.	140,189	12,754,395
Dexcom, Inc.†	42,596	3,141,029
Eli Lilly & Co.	86,807	95,921,735
Henry Schein, Inc.#†	9,678	741,141
Johnson & Johnson	263,995	59,485,993

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
McKesson Corp.	13,449	$9,985,076
Merck & Co., Inc.	271,896	32,279,493
Pfizer, Inc.	625,723	16,381,428
Viatris, Inc.	121,710	1,979,005
Zoetis, Inc.	46,884	3,642,418
		306,549,800
Pipelines — 0.4%
Kinder Morgan, Inc.	214,134	6,655,285
ONEOK, Inc.	69,605	5,842,644
Targa Resources Corp.	23,551	6,007,153
Williams Cos., Inc.	133,626	9,539,560
		28,044,642
Private Equity — 0.2%
Blackstone, Inc.	81,146	9,491,648
KKR & Co., Inc.	74,642	7,161,153
		16,652,801
Real Estate — 0.1%
CBRE Group, Inc., Class A†	31,161	3,896,372
CoStar Group, Inc.†	46,647	1,502,033
		5,398,405
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	17,446	866,717
American Tower Corp.	51,180	9,568,613
AvalonBay Communities, Inc.	15,088	2,753,711
BXP, Inc.#	15,993	959,740
Camden Property Trust	11,988	1,277,441
Crown Castle, Inc.	47,439	4,340,669
Digital Realty Trust, Inc.	35,036	6,656,840
Equinix, Inc.	10,743	11,473,954
Equity Residential	37,932	2,482,649
Essex Property Trust, Inc.	6,849	1,867,311
Extra Space Storage, Inc.	23,225	3,351,600
Federal Realty Investment Trust	7,934	949,145
Healthpeak Properties, Inc.#	78,740	1,507,871
Host Hotels & Resorts, Inc.	67,286	1,546,232
Invitation Homes, Inc.	60,220	1,761,435
Iron Mountain, Inc.	32,325	4,145,681
Kimco Realty Corp.	69,737	1,679,267
Mid-America Apartment Communities, Inc.	12,134	1,566,135
Prologis, Inc.	101,620	14,579,422
Public Storage	17,367	5,274,184
Realty Income Corp.	99,185	6,078,057
Regency Centers Corp.	18,340	1,418,599
SBA Communications Corp.	12,038	2,445,640
Simon Property Group, Inc.	35,222	7,217,340
UDR, Inc.	33,827	1,248,216
Ventas, Inc.	50,813	4,289,634
VICI Properties, Inc.	117,054	3,303,264
Welltower, Inc.	76,257	15,657,850
Weyerhaeuser Co.	77,689	1,904,157
		122,171,374
Retail — 3.8%
AutoZone, Inc.†	1,847	5,421,296
Best Buy Co., Inc.	22,238	1,733,452
Carvana Co.†	76,289	5,569,097
Casey's General Stores, Inc.	4,162	3,192,837
Chipotle Mexican Grill, Inc.†	139,809	4,454,315
Costco Wholesale Corp.	48,624	46,500,104
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	13,081	$2,667,347
Dollar General Corp.	24,743	2,736,823
Dollar Tree, Inc.†	20,274	2,360,705
Domino's Pizza, Inc.	3,582	1,112,498
Genuine Parts Co.	14,962	1,476,749
Home Depot, Inc.	109,055	34,585,703
Lowe's Cos., Inc.	61,445	13,171,350
Lululemon Athletica, Inc.†	11,895	1,560,386
McDonald's Corp.	78,014	21,781,509
O'Reilly Automotive, Inc.†	92,834	8,065,418
Ross Stores, Inc.	35,179	8,152,030
Starbucks Corp.	125,574	12,451,918
Target Corp.	50,414	6,406,107
TJX Cos., Inc.	122,235	18,915,866
Tractor Supply Co.	58,270	1,837,253
Ulta Beauty, Inc.†	4,779	2,431,794
Walmart, Inc.	480,206	55,583,844
Williams-Sonoma, Inc.	12,615	2,568,035
Yum! Brands, Inc.	30,371	4,493,389
		269,229,825
Semiconductors — 18.1%
Advanced Micro Devices, Inc.†	178,605	92,178,041
Analog Devices, Inc.	53,636	22,197,259
Applied Materials, Inc.	86,843	39,084,561
Broadcom, Inc.	519,389	232,047,424
Intel Corp.†	514,353	58,986,002
KLA Corp.	14,359	27,593,834
Lam Research Corp.	136,786	43,522,569
Microchip Technology, Inc.	59,822	5,662,152
Micron Technology, Inc.	123,295	119,719,445
Monolithic Power Systems, Inc.	5,304	8,307,178
NVIDIA Corp.	2,661,974	562,049,190
NXP Semiconductors NV	27,331	8,782,817
ON Semiconductor Corp.†	43,139	5,203,426
QUALCOMM, Inc.	116,607	29,270,689
Skyworks Solutions, Inc.	14,964	1,164,947
Teradyne, Inc.	17,269	6,463,959
Texas Instruments, Inc.	99,419	30,390,400
		1,292,623,893
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	4,327	1,333,452
Software — 8.2%
Adobe, Inc.†	44,609	11,563,099
Akamai Technologies, Inc.†	15,155	2,266,279
Autodesk, Inc.†	22,913	5,300,006
Broadridge Financial Solutions, Inc.	13,388	2,058,003
Cadence Design Systems, Inc.†	29,952	11,229,903
Datadog, Inc., Class A†	35,897	8,879,123
Electronic Arts, Inc.	24,767	4,995,999
Fair Isaac Corp.†	2,662	3,329,071
Fidelity National Information Services, Inc.	57,217	2,459,759
Fiserv, Inc.†	57,567	3,255,990
Intuit, Inc.	30,731	10,188,248
Jack Henry & Associates, Inc.	8,217	1,120,141
Microsoft Corp.	813,450	366,247,728
MSCI, Inc.	8,220	5,189,944
Oracle Corp.	185,759	41,940,667
Palantir Technologies, Inc., Class A†	249,612	39,074,262
Paychex, Inc.	34,891	3,383,729
PTC, Inc.†	13,275	1,841,641
Roper Technologies, Inc.	11,740	3,821,722

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Salesforce, Inc.	102,645	$19,615,459
ServiceNow, Inc.†	114,183	14,200,940
Synopsys, Inc.†	20,773	9,880,054
Take-Two Interactive Software, Inc.†	19,471	4,364,619
Tyler Technologies, Inc.†	4,744	1,485,584
Veeva Systems, Inc., Class A†	16,911	2,948,264
Workday, Inc., Class A†	22,551	3,296,731
		583,936,965
Telecommunications — 2.1%
Arista Networks, Inc.†	113,390	18,082,303
AT&T, Inc.	764,256	18,953,549
Ciena Corp.†	15,445	8,961,653
Cisco Systems, Inc.	432,828	52,121,148
Corning, Inc.	86,058	15,590,267
Motorola Solutions, Inc.	17,993	7,256,217
T-Mobile US, Inc.	52,353	9,817,758
Verizon Communications, Inc.	462,951	22,133,687
		152,916,582
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	14,399	1,240,762
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	12,508	2,234,554
CSX Corp.	202,251	9,153,880
Expeditors International of Washington, Inc.	14,934	2,359,423
FedEx Corp.	23,947	9,860,177
JB Hunt Transport Services, Inc.	7,865	2,174,122
Norfolk Southern Corp.	24,300	7,410,528
Old Dominion Freight Line, Inc.	20,323	4,575,724
Union Pacific Corp.	65,238	17,134,108
United Parcel Service, Inc., Class B	81,656	8,711,879
		63,614,395
Water — 0.0%
American Water Works Co., Inc.	22,201	2,736,717
Total Common Stocks (cost $1,943,919,484)		7,114,373,396
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $2,740)	5	3,800
Security Description	Shares or Principal Amount	Value
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
Hologic, Inc. CVR†(1) (cost $260)	25,934	$260
Total Long-Term Investment Securities (cost $1,943,922,484)		7,114,377,456
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2)	36,592,538	36,592,538
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3)	3,704,635	3,704,635
Total Short-Term Investments (cost $40,297,173)		40,297,173
TOTAL INVESTMENTS (cost $1,984,219,657)(4)	99.9%	7,154,674,629
Other assets less liabilities	0.1	3,685,736
NET ASSETS	100.0%	$7,158,360,365

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $17,229,594. This was secured by collateral of $3,704,635, which was received in cash and subsequently invested in short-term investments currently valued at $3,704,635 as reported in the
Portfolio of Investments. Additional collateral of $15,801,178 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$31,885
United States Treasury Bills	0.00%	06/04/2026 to 02/18/2027	226,559
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 05/15/2055	15,542,734

(4)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
119	Long	S&P 500 E-Mini Index	June 2026	$44,821,443	$45,194,712	$373,269

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$7,114,373,396	$—	$—	$7,114,373,396
Unaffiliated Investment Companies	3,800	—	—	3,800
Rights	—	—	260	260
Short-Term Investments	40,297,173	—	—	40,297,173
Total Investments at Value	$7,154,674,369	$—	$260	$7,154,674,629
Other Financial Instruments:†
Futures Contracts	$373,269	$—	$—	$373,269

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Aerospace/Defense — 0.0%
FTAI Aviation, Ltd.	529	$137,720
Agriculture — 0.6%
Altria Group, Inc.	26,641	1,853,681
Archer-Daniels-Midland Co.	1,794	143,125
Philip Morris International, Inc.	12,101	2,146,475
		4,143,281
Airlines — 0.1%
United Airlines Holdings, Inc.†	8,203	941,704
Apparel — 1.5%
Columbia Sportswear Co.#	14,268	944,256
Crocs, Inc.†	14,124	1,676,095
Deckers Outdoor Corp.†	6,439	733,080
PVH Corp.	16,519	1,540,892
Ralph Lauren Corp.	5,252	1,911,203
Tapestry, Inc.	19,944	2,901,054
VF Corp.	21,054	361,708
		10,068,288
Auto Manufacturers — 1.1%
Cummins, Inc.	640	413,843
Tesla, Inc.†	15,838	6,902,042
		7,315,885
Auto Parts & Equipment — 0.4%
Aptiv PLC†	4,963	337,186
BorgWarner, Inc.	32,150	2,309,013
Gentex Corp.	6,175	149,188
		2,795,387
Banks — 5.0%
Bank of America Corp.	63,559	3,279,644
Bank of New York Mellon Corp.	22,227	3,099,111
Bank OZK	4,115	199,125
Citigroup, Inc.	18,066	2,274,509
East West Bancorp, Inc.	7,700	943,558
First Horizon Corp.	10,085	244,360
JPMorgan Chase & Co.	31,773	9,509,977
KeyCorp	6,667	142,207
Morgan Stanley	17,240	3,585,920
Northern Trust Corp.	11,747	1,943,541
NU Holdings, Ltd., Class A†	6,522	85,634
PNC Financial Services Group, Inc.	1,712	378,557
Popular, Inc.	9,832	1,460,347
Regions Financial Corp.	8,424	235,872
State Street Corp.	15,400	2,396,856
Truist Financial Corp.	2,899	139,761
US Bancorp	13,657	749,086
Webster Financial Corp.	1,851	134,605
Wells Fargo & Co.	30,007	2,326,743
Western Alliance Bancorp	1,906	151,813
Wintrust Financial Corp.	1,102	165,553
Zions Bancorp NA	9,535	595,461
		34,042,240
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	8,902	1,578,147
Coca-Cola Co.	20,653	1,631,793
Coca-Cola Consolidated, Inc.	12,619	2,186,368
Monster Beverage Corp.†	19,508	1,718,265
PepsiCo., Inc.	7,847	1,131,459
		8,246,032
Security Description	Shares or Principal Amount	Value

Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	525	$158,539
Amgen, Inc.	778	262,023
Biogen, Inc.†	4,427	867,692
Corteva, Inc.	8,921	698,336
Exelixis, Inc.†	61,246	3,091,698
Gilead Sciences, Inc.	23,994	3,225,513
Halozyme Therapeutics, Inc.†	18,378	1,222,872
Illumina, Inc.†	6,011	979,553
Incyte Corp.†	31,373	3,035,024
Regeneron Pharmaceuticals, Inc.	996	612,321
Roivant Sciences, Ltd.†	19,116	573,289
Summit Therapeutics, Inc.#†	8,364	146,705
United Therapeutics Corp.†	3,408	1,897,642
Vertex Pharmaceuticals, Inc.†	2,355	1,053,957
		17,825,164
Building Materials — 0.5%
Armstrong World Industries, Inc.	5,356	845,712
Builders FirstSource, Inc.†	15,104	1,151,831
Carlisle Cos., Inc.	202	69,652
CRH PLC	1,380	150,130
Fortune Brands Innovations, Inc.	3,075	119,740
Masco Corp.	10,145	712,686
Simpson Manufacturing Co., Inc.	1,421	269,621
Trane Technologies PLC	666	300,566
		3,619,938
Chemicals — 0.5%
CF Industries Holdings, Inc.	9,978	1,121,028
NewMarket Corp.	2,533	1,959,478
RPM International, Inc.	808	85,624
Sherwin-Williams Co.	432	131,259
		3,297,389
Commercial Services — 0.9%
ADT, Inc.	92,629	621,541
API Group Corp.†	24,655	1,010,855
Booz Allen Hamilton Holding Corp.	3,285	260,106
Euronet Worldwide, Inc.†	5,687	412,194
Grand Canyon Education, Inc.†	8,017	1,201,347
H&R Block, Inc.	23,692	911,905
PayPal Holdings, Inc.	11,916	533,241
Rollins, Inc.	15,881	755,936
WEX, Inc.†	2,346	340,076
		6,047,201
Computers — 8.5%
Accenture PLC, Class A	3,054	571,312
Amdocs, Ltd.	5,212	328,200
Apple, Inc.	154,504	48,214,518
CACI International, Inc., Class A†	2,395	1,229,856
Cognizant Technology Solutions Corp., Class A	10,172	567,140
Dell Technologies, Inc., Class C	798	335,886
Everpure, Inc., Class A†	4,686	372,584
ExlService Holdings, Inc.†	11,408	331,174
Gartner, Inc.†	1,385	224,647
Genpact, Ltd.	18,944	624,205
International Business Machines Corp.	4,290	1,277,562
Kyndryl Holdings, Inc.†	21,999	274,328
Leidos Holdings, Inc.	3,077	393,241
NetApp, Inc.	5,044	879,119
Parsons Corp.†	5,285	312,343

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Sandisk Corp.†	340	$576,293
Western Digital Corp.	2,701	1,434,798
		57,947,206
Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	6,587	593,686
e.l.f. Beauty, Inc.#†	6,368	356,608
Estee Lauder Cos., Inc., Class A	5,339	474,904
Procter & Gamble Co.	10,885	1,562,651
		2,987,849
Distribution/Wholesale — 1.0%
Core & Main, Inc., Class A†	27,394	1,354,633
Fastenal Co.	25,094	1,109,155
LKQ Corp.	26,153	709,269
SiteOne Landscape Supply, Inc.†	7,874	855,117
WESCO International, Inc.	3,437	1,241,341
WW Grainger, Inc.	1,048	1,293,484
		6,562,999
Diversified Financial Services — 4.6%
Affiliated Managers Group, Inc.	6,797	2,058,472
American Express Co.	7,269	2,300,420
Ameriprise Financial, Inc.	2,802	1,248,879
Cboe Global Markets, Inc.	3,245	1,082,402
Charles Schwab Corp.	16,481	1,439,615
CME Group, Inc.	2,513	687,406
Credit Acceptance Corp.#†	1,471	843,825
Evercore, Inc., Class A	1,986	676,948
Janus Henderson Group PLC	5,317	274,942
Lazard, Inc.	14,236	673,790
Mastercard, Inc., Class A	6,946	3,431,185
OneMain Holdings, Inc.	32,417	1,792,984
Raymond James Financial, Inc.	3,971	569,481
SEI Investments Co.	8,340	732,919
SLM Corp.	66,625	1,473,745
SoFi Technologies, Inc.#†	25,575	465,977
Synchrony Financial	34,437	2,460,179
T. Rowe Price Group, Inc.	4,058	424,183
Virtu Financial, Inc., Class A	39,977	2,004,847
Visa, Inc., Class A	13,899	4,536,078
Western Union Co.#	222,626	1,809,949
XP, Inc., Class A	12,033	200,590
		31,188,816
Electrical Components & Equipment — 0.3%
Acuity, Inc.	6,533	1,993,284
Generac Holdings, Inc.†	340	94,489
		2,087,773
Electronics — 0.5%
Allegion PLC	7,895	1,026,903
Amphenol Corp., Class A	6,418	954,742
Keysight Technologies, Inc.†	1,176	397,876
Mettler-Toledo International, Inc.†	217	256,186
Vontier Corp.	34,880	989,894
		3,625,601
Engineering & Construction — 0.7%
Comfort Systems USA, Inc.	894	1,634,420
EMCOR Group, Inc.	3,325	2,749,176
TopBuild Corp.†	474	197,886
		4,581,482
Security Description	Shares or Principal Amount	Value

Food — 1.5%
Albertsons Cos., Inc., Class A	57,700	$900,697
Flowers Foods, Inc.	97,468	744,656
Kroger Co.	39,272	2,440,755
Performance Food Group Co.†	18,710	1,837,135
Sprouts Farmers Market, Inc.†	7,371	608,992
Sysco Corp.	17,224	1,305,751
US Foods Holding Corp.†	27,687	2,266,181
		10,104,167
Gas — 0.1%
UGI Corp.	13,079	456,719
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	2,818	728,425
MSA Safety, Inc.	1,724	285,839
Snap-on, Inc.	1,761	653,701
		1,667,965
Healthcare-Products — 0.6%
Align Technology, Inc.†	5,927	1,036,929
Envista Holdings Corp.†	41,163	969,389
Globus Medical, Inc., Class A†	7,825	640,711
Inspire Medical Systems, Inc.†	5,228	216,230
Medtronic PLC	1,620	119,572
Natera, Inc.†	1,904	425,296
ResMed, Inc.	2,327	443,456
Zimmer Biomet Holdings, Inc.	1,911	157,333
		4,008,916
Healthcare-Services — 1.1%
Chemed Corp.	2,542	1,083,934
Cigna Group	354	98,200
Elevance Health, Inc.	447	175,756
HCA Healthcare, Inc.	2,321	878,591
Humana, Inc.	3,848	1,175,256
Labcorp Holdings, Inc.	2,095	544,826
Quest Diagnostics, Inc.	3,077	599,707
UnitedHealth Group, Inc.	6,811	2,590,292
		7,146,562
Home Builders — 0.1%
NVR, Inc.†	47	286,925
Thor Industries, Inc.	1,984	156,895
		443,820
Home Furnishings — 0.2%
SharkNinja, Inc.†	10,413	1,269,241
Housewares — 0.0%
Scotts Miracle-Gro Co.	4,422	260,898
Insurance — 5.1%
Aflac, Inc.	906	101,853
Allstate Corp.	12,089	2,491,422
American Financial Group, Inc.	6,513	845,387
Aon PLC, Class A	1,714	541,727
Arch Capital Group, Ltd.†	12,341	1,102,545
Assurant, Inc.	941	234,187
Axis Capital Holdings, Ltd.	16,702	1,585,521
Berkshire Hathaway, Inc., Class B†	16,879	8,008,748
Chubb, Ltd.	4,964	1,547,428
Cincinnati Financial Corp.	3,972	625,272
Globe Life, Inc.	12,772	1,957,181
Hanover Insurance Group, Inc.	9,131	1,700,192
Hartford Insurance Group, Inc.	17,611	2,238,886
Lincoln National Corp.	16,036	565,910

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	4,323	$447,647
MGIC Investment Corp.	40,705	1,026,580
Old Republic International Corp.	40,051	1,491,099
Primerica, Inc.	3,616	976,211
Progressive Corp.	9,158	1,743,683
RenaissanceRe Holdings, Ltd.	6,386	1,790,315
Travelers Cos., Inc.	7,248	2,115,619
W.R. Berkley Corp.	19,971	1,268,957
White Mountains Insurance Group, Ltd.	144	297,334
Willis Towers Watson PLC	983	245,426
		34,949,130
Internet — 15.1%
Alphabet, Inc., Class A	60,993	23,198,078
Alphabet, Inc., Class C	49,707	18,711,206
Amazon.com, Inc.†	91,483	24,758,959
AppLovin Corp., Class A†	3,991	2,446,842
Booking Holdings, Inc.	10,100	1,691,043
eBay, Inc.	10,533	1,150,941
Etsy, Inc.†	30,530	2,073,598
Expedia Group, Inc.	8,625	1,947,439
F5, Inc.†	3,870	1,483,952
Lyft, Inc., Class A#†	78,349	1,105,504
Maplebear, Inc.†	20,154	802,129
Match Group, Inc.	47,447	1,714,260
Meta Platforms, Inc., Class A	20,727	13,110,035
Netflix, Inc.†	20,423	1,756,786
Pinterest, Inc., Class A†	33,954	680,778
Reddit, Inc., Class A†	848	149,248
Robinhood Markets, Inc., Class A†	9,018	850,397
Roku, Inc.†	9,267	1,206,378
Uber Technologies, Inc.†	11,266	793,126
VeriSign, Inc.	6,281	1,792,472
Wayfair, Inc., Class A†	20,149	1,455,967
		102,879,138
Iron/Steel — 0.3%
Reliance, Inc.	5,084	1,935,835
Leisure Time — 0.3%
Brunswick Corp.	2,889	241,983
YETI Holdings, Inc.†	43,621	2,092,499
		2,334,482
Lodging — 0.3%
Boyd Gaming Corp.	12,869	1,064,009
Travel & Leisure Co.	17,394	1,182,792
		2,246,801
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	2,223	1,947,059
GE Vernova, Inc.	2,533	2,452,754
Oshkosh Corp.	1,374	178,620
Vertiv Holdings Co., Class A	1,167	368,434
		4,946,867
Machinery-Diversified — 0.6%
AGCO Corp.	3,815	428,348
Applied Industrial Technologies, Inc.	3,442	1,045,714
Flowserve Corp.	2,360	178,204
Gates Industrial Corp. PLC†	15,961	413,709
Graco, Inc.	949	71,602
Nordson Corp.	475	136,482
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.	5,691	$403,150
Regal Rexnord Corp.	748	150,916
Rockwell Automation, Inc.	358	161,480
Toro Co.	14,343	1,289,149
		4,278,754
Media — 1.0%
Fox Corp., Class A	22,129	1,414,486
Fox Corp., Class B	22,613	1,297,760
New York Times Co., Class A	28,764	2,163,340
Nexstar Media Group, Inc.	3,692	658,763
Versant Media Group, Inc.	5,847	252,240
Warner Bros. Discovery, Inc.†	33,917	916,098
		6,702,687
Metal Fabricate/Hardware — 0.6%
Advanced Drainage Systems, Inc.	1,280	178,125
Mueller Industries, Inc.	13,219	1,699,963
Timken Co.	1,294	165,606
Valmont Industries, Inc.	4,323	2,247,139
		4,290,833
Mining — 0.3%
Newmont Corp.	15,075	1,655,386
Southern Copper Corp.	771	147,421
		1,802,807
Miscellaneous Manufacturing — 0.4%
A.O. Smith Corp.	13,836	784,778
Donaldson Co., Inc.	17,146	1,403,743
Illinois Tool Works, Inc.	277	68,497
Parker-Hannifin Corp.	139	117,404
Textron, Inc.	1,427	130,941
		2,505,363
Oil & Gas — 1.6%
APA Corp.	72,930	2,656,840
Chevron Corp.	4,379	798,993
Devon Energy Corp.	21,714	966,056
EOG Resources, Inc.	7,877	1,050,634
Exxon Mobil Corp.	29,951	4,350,682
HF Sinclair Corp.	2,808	196,251
Marathon Petroleum Corp.	1,640	407,983
Valero Energy Corp.	1,621	396,853
		10,824,292
Oil & Gas Services — 0.1%
NOV, Inc.	25,100	500,996
TechnipFMC PLC	1,952	133,556
		634,552
Packaging & Containers — 0.0%
Crown Holdings, Inc.	2,069	196,720
Pharmaceuticals — 4.4%
AbbVie, Inc.	14,864	3,236,190
Bristol-Myers Squibb Co.	40,041	2,289,544
Cardinal Health, Inc.	1,321	259,973
CVS Health Corp.	15,143	1,377,710
Eli Lilly & Co.	6,510	7,193,550
Henry Schein, Inc.#†	20,480	1,568,358
Jazz Pharmaceuticals PLC†	11,658	2,757,000
Johnson & Johnson	28,914	6,515,192
McKesson Corp.	404	299,946
Merck & Co., Inc.	22,205	2,636,178

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Organon & Co.	50,881	$678,753
Viatris, Inc.	52,829	858,999
		29,671,393
REITS — 0.2%
AGNC Investment Corp.#	64,267	669,020
Annaly Capital Management, Inc.	30,546	667,430
Rithm Capital Corp.	28,269	263,467
		1,599,917
Retail — 6.7%
AutoZone, Inc.†	276	810,112
Bath & Body Works, Inc.	39,813	797,056
Best Buy Co., Inc.	15,718	1,225,218
BJ's Wholesale Club Holdings, Inc.†	9,638	821,929
Casey's General Stores, Inc.	2,951	2,263,830
Costco Wholesale Corp.	3,610	3,452,315
Dillard's, Inc., Class A#	3,124	1,843,816
Dollar General Corp.	19,671	2,175,809
Dollar Tree, Inc.†	23,112	2,691,161
Domino's Pizza, Inc.	1,144	355,304
Ferguson Enterprises, Inc.	6,549	1,479,878
Five Below, Inc.†	5,299	1,204,781
Gap, Inc.	104,673	2,213,834
Home Depot, Inc.	5,503	1,745,221
Lowe's Cos., Inc.	6,679	1,431,711
Lululemon Athletica, Inc.†	3,445	451,915
Macy's, Inc.	149,687	3,257,189
McDonald's Corp.	890	248,488
MSC Industrial Direct Co., Inc., Class A	16,489	1,805,051
Murphy USA, Inc.	1,802	911,866
O'Reilly Automotive, Inc.†	11,363	987,217
Ross Stores, Inc.	3,574	828,203
Target Corp.	2,108	267,864
TJX Cos., Inc.	18,099	2,800,820
Ulta Beauty, Inc.†	3,657	1,860,865
Walmart, Inc.	49,380	5,715,735
Williams-Sonoma, Inc.	5,367	1,092,560
Yum! Brands, Inc.	4,779	707,053
		45,446,801
Semiconductors — 14.2%
Advanced Micro Devices, Inc.†	1,373	708,605
Applied Materials, Inc.	7,368	3,316,042
Broadcom, Inc.	43,572	19,466,662
Cirrus Logic, Inc.†	16,403	2,787,690
KLA Corp.	1,443	2,773,028
Lam Research Corp.	14,275	4,542,019
Micron Technology, Inc.	3,822	3,711,162
NVIDIA Corp.	254,929	53,825,709
Qorvo, Inc.†	12,460	1,290,358
QUALCOMM, Inc.	12,133	3,045,626
Teradyne, Inc.	1,966	735,893
		96,202,794
Software — 7.2%
Adobe, Inc.†	4,333	1,123,157
Concentrix Corp.#	21,261	601,474
DocuSign, Inc.†	15,207	798,672
Dropbox, Inc., Class A†	74,589	2,004,952
Electronic Arts, Inc.	10,444	2,106,764
Intuit, Inc.	515	170,738
Microsoft Corp.	73,980	33,308,755
Security Description	Shares or Principal Amount	Value

Software (continued)
Nutanix, Inc., Class A†	6,394	$332,936
Palantir Technologies, Inc., Class A†	21,862	3,422,277
Pegasystems, Inc.	21,507	768,445
RingCentral, Inc., Class A	42,842	1,855,487
Salesforce, Inc.	2,116	404,368
Teradata Corp.†	46,791	1,593,233
Zoom Communications, Inc.†	6,471	657,389
		49,148,647
Telecommunications — 2.3%
Arista Networks, Inc.†	531	84,679
AT&T, Inc.	57,675	1,430,340
Ciena Corp.†	4,755	2,758,994
Cisco Systems, Inc.	43,183	5,200,097
Millicom International Cellular SA	28,379	2,422,431
T-Mobile US, Inc.	2,577	483,265
Ubiquiti, Inc.	1,932	1,128,017
Verizon Communications, Inc.	40,503	1,936,448
		15,444,271
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.	9,017	776,995
Mattel, Inc.†	88,445	1,321,368
		2,098,363
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	15,172	2,710,478
Expeditors International of Washington, Inc.	4,225	667,508
FedEx Corp.	2,080	856,440
Landstar System, Inc.	1,645	340,350
Ryder System, Inc.	2,254	565,416
		5,140,192
Total Common Stocks (cost $378,199,248)		658,100,882
UNAFFILIATED INVESTMENT COMPANIES — 2.8%
Vanguard Russell 1000 ETF # (cost $18,302,514)	55,341	18,901,718
RIGHTS — 0.0%
Biotechnology — 0.0%
Apellis Pharmaceuticals, Inc. CVR†(1) (cost $560)	18,655	560
Total Long-Term Investment Securities (cost $396,502,322)		677,003,160
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3) (cost $2,209,291)	2,209,291	2,209,291
TOTAL INVESTMENTS (cost $398,711,613)(4)	99.9%	679,212,451
Other assets less liabilities	0.1	518,218
NET ASSETS	100.0%	$679,730,669

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $9,772,320. This was secured by collateral of $2,209,291, which was received in cash and subsequently invested in short-term investments currently valued at $2,209,291 as reported in the
Portfolio of Investments. Additional collateral of $7,785,174 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$16,294
United States Treasury Bills	0.00%	06/11/2026 to 02/18/2027	281,947
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 02/15/2056	7,486,933

(4)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$658,100,882	$—	$—	$658,100,882
Unaffiliated Investment Companies	18,901,718	—	—	18,901,718
Rights	—	—	560	560
Short-Term Investments	2,209,291	—	—	2,209,291
Total Investments at Value	$679,211,891	$—	$560	$679,212,451

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Financial Statements

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.7%
Aerospace/Defense — 0.6%
General Electric Co.	12,121	$3,924,295
HEICO Corp.	2,086	726,303
HEICO Corp., Class A	2,506	651,084
Howmet Aerospace, Inc.	725	187,231
Karman Holdings, Inc.†	6,835	393,013
		5,881,926
Apparel — 1.2%
Deckers Outdoor Corp.†	29,501	3,358,689
On Holding AG, Class A†	2,431	99,233
Ralph Lauren Corp.	7,317	2,662,656
Tapestry, Inc.	41,886	6,092,738
		12,213,316
Auto Manufacturers — 2.4%
Tesla, Inc.†	59,441	25,903,793
Banks — 0.3%
Bank of America Corp.	4,183	215,843
Bank of New York Mellon Corp.	8,745	1,219,315
Citigroup, Inc.	5,875	739,663
NU Holdings, Ltd., Class A†	25,592	336,023
Popular, Inc.	4,985	740,422
		3,251,266
Beverages — 0.9%
Celsius Holdings, Inc.†	25,099	835,044
Coca-Cola Consolidated, Inc.	12,257	2,123,648
Monster Beverage Corp.†	66,933	5,895,458
PepsiCo., Inc.	4,530	653,181
		9,507,331
Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc.†	1,688	509,742
Exelixis, Inc.†	122,907	6,204,345
Gilead Sciences, Inc.	14,267	1,917,913
Halozyme Therapeutics, Inc.†	23,712	1,577,797
Incyte Corp.†	51,400	4,972,436
Insmed, Inc.†	1,266	135,348
Summit Therapeutics, Inc.#†	3,031	53,164
Vertex Pharmaceuticals, Inc.†	2,959	1,324,271
		16,695,016
Building Materials — 0.3%
Armstrong World Industries, Inc.	6,389	1,008,823
Carlisle Cos., Inc.	153	52,756
Lennox International, Inc.	185	92,900
Simpson Manufacturing Co., Inc.	2,200	417,428
Trane Technologies PLC	2,504	1,130,055
		2,701,962
Chemicals — 0.0%
Sherwin-Williams Co.	732	222,411
Commercial Services — 1.4%
Automatic Data Processing, Inc.	16,886	3,745,990
Booz Allen Hamilton Holding Corp.	3,147	249,179
Cintas Corp.	3,056	523,371
Grand Canyon Education, Inc.†	24,683	3,698,748
H&R Block, Inc.	15,873	610,952
Moody's Corp.	8,487	3,846,733
Paylocity Holding Corp.†	12,166	1,398,238
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Rollins, Inc.	18,693	$889,787
WEX, Inc.#†	1,148	166,414
		15,129,412
Computers — 12.7%
Apple, Inc.	410,859	128,212,660
Dell Technologies, Inc., Class C	8,321	3,502,392
Everpure, Inc., Class A†	8,655	688,159
ExlService Holdings, Inc.†	19,450	564,633
Fortinet, Inc.†	3,826	527,873
Gartner, Inc.†	647	104,943
NetApp, Inc.	5,338	930,360
Rubrik, Inc., Class A†	6,955	546,872
		135,077,892
Cosmetics/Personal Care — 0.1%
Colgate-Palmolive Co.	8,120	731,856
Distribution/Wholesale — 0.9%
Core & Main, Inc., Class A†	93,327	4,615,020
Fastenal Co.	27,708	1,224,694
SiteOne Landscape Supply, Inc.†	13,407	1,456,000
WW Grainger, Inc.	1,809	2,232,740
		9,528,454
Diversified Financial Services — 4.6%
American Express Co.	6,159	1,949,139
Ameriprise Financial, Inc.	4,229	1,884,908
Charles Schwab Corp.	2,224	194,266
Credit Acceptance Corp.#†	1,121	643,050
Houlihan Lokey, Inc.	6,060	858,460
Interactive Brokers Group, Inc., Class A	31,850	2,769,994
Lazard, Inc.	17,365	821,885
Mastercard, Inc., Class A	34,597	17,090,226
SLM Corp.#	40,270	890,772
Tradeweb Markets, Inc., Class A	7,482	750,071
Visa, Inc., Class A	66,155	21,590,346
		49,443,117
Electric — 0.0%
NRG Energy, Inc.	2,683	359,737
Electronics — 0.8%
Amphenol Corp., Class A	60,212	8,957,137
Engineering & Construction — 1.0%
Comfort Systems USA, Inc.	4,080	7,459,097
EMCOR Group, Inc.	3,850	3,183,257
TopBuild Corp.†	126	52,602
		10,694,956
Environmental Control — 0.0%
Veralto Corp.	2,899	238,385
Food — 0.7%
Hershey Co.	10,921	2,119,001
Performance Food Group Co.†	22,735	2,232,350
Sprouts Farmers Market, Inc.†	15,829	1,307,792
Sysco Corp.	19,458	1,475,111
		7,134,254
Healthcare-Products — 0.5%
Boston Scientific Corp.†	42,763	2,065,880
IDEXX Laboratories, Inc.†	903	508,868
Inspire Medical Systems, Inc.†	18,246	754,655
Masimo Corp.†	657	117,242

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Natera, Inc.†	1,836	$410,107
ResMed, Inc.	8,007	1,525,894
		5,382,646
Healthcare-Services — 0.4%
Chemed Corp.	2,949	1,257,483
HCA Healthcare, Inc.	174	65,866
Medpace Holdings, Inc.†	6,495	2,903,980
		4,227,329
Home Furnishings — 0.0%
SharkNinja, Inc.†	1,378	167,964
Insurance — 0.3%
Aon PLC, Class A	2,872	907,724
Arthur J. Gallagher & Co.	2,049	412,074
Marsh & McLennan Cos., Inc.	6,361	1,017,569
Progressive Corp.	5,384	1,025,114
		3,362,481
Internet — 20.3%
Alphabet, Inc., Class A	122,282	46,508,736
Alphabet, Inc., Class C	94,001	35,384,796
Amazon.com, Inc.†	201,355	54,494,717
AppLovin Corp., Class A†	14,619	8,962,763
Booking Holdings, Inc.	39,439	6,603,272
Chewy, Inc., Class A†	119,743	2,699,007
Etsy, Inc.†	38,592	2,621,169
Expedia Group, Inc.	11,715	2,645,130
Gen Digital, Inc.	218,438	5,633,516
Lyft, Inc., Class A#†	73,759	1,040,739
Meta Platforms, Inc., Class A	53,757	34,001,840
Netflix, Inc.†	93,750	8,064,375
Pinterest, Inc., Class A†	49,954	1,001,578
Reddit, Inc., Class A†	5,551	976,976
Roku, Inc.†	14,679	1,910,912
Uber Technologies, Inc.†	30,435	2,142,624
Wayfair, Inc., Class A†	27,600	1,994,376
		216,686,526
Lodging — 0.1%
Las Vegas Sands Corp.	1,839	92,998
Travel & Leisure Co.	5,808	394,944
		487,942
Machinery-Construction & Mining — 0.8%
GE Vernova, Inc.	5,096	4,934,559
Vertiv Holdings Co., Class A	10,949	3,456,709
		8,391,268
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.	283	127,650
Mining — 0.2%
Anglogold Ashanti PLC	17,721	1,716,102
Oil & Gas — 0.1%
HF Sinclair Corp.	4,023	281,167
Texas Pacific Land Corp.	2,721	1,069,353
		1,350,520
Pharmaceuticals — 4.2%
AbbVie, Inc.	43,435	9,456,668
Bristol-Myers Squibb Co.	17,897	1,023,351
Cardinal Health, Inc.	6,625	1,303,800
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Cencora, Inc.	4,179	$1,125,656
Corcept Therapeutics, Inc.†	15,525	1,078,832
Dexcom, Inc.†	4,003	295,181
Eli Lilly & Co.	24,013	26,534,365
McKesson Corp.	5,171	3,839,157
		44,657,010
Real Estate — 0.1%
CBRE Group, Inc., Class A†	10,640	1,330,426
Jones Lang LaSalle, Inc.†	630	177,855
		1,508,281
Retail — 3.2%
AutoZone, Inc.†	183	537,140
BJ's Wholesale Club Holdings, Inc.#†	12,444	1,061,224
Burlington Stores, Inc.†	174	56,346
Carvana Co.†	5,529	403,617
Casey's General Stores, Inc.	3,274	2,511,616
Costco Wholesale Corp.	11,763	11,249,192
Domino's Pizza, Inc.	1,444	448,478
Ferguson Enterprises, Inc.	8,255	1,865,382
Home Depot, Inc.	13,172	4,177,368
Lululemon Athletica, Inc.†	8,734	1,145,726
Murphy USA, Inc.	1,980	1,001,939
O'Reilly Automotive, Inc.†	13,068	1,135,348
Ross Stores, Inc.	3,154	730,877
TJX Cos., Inc.	14,929	2,310,263
Ulta Beauty, Inc.†	4,859	2,472,502
Walmart, Inc.	13,819	1,599,549
Williams-Sonoma, Inc.	9,029	1,838,034
		34,544,601
Semiconductors — 22.9%
Advanced Micro Devices, Inc.†	11,612	5,992,953
Applied Materials, Inc.	2,647	1,191,309
Broadcom, Inc.	141,708	63,310,883
KLA Corp.	4,576	8,793,745
Lam Research Corp.	43,445	13,823,330
NVIDIA Corp.	706,189	149,104,746
QUALCOMM, Inc.	9,109	2,286,541
		244,503,507
Software — 13.7%
Adobe, Inc.†	18,377	4,763,502
Appfolio, Inc., Class A#†	3,275	527,832
Atlassian Corp., Class A†	1,955	210,378
Autodesk, Inc.†	21,146	4,891,281
Bullish#†	5,324	185,861
DocuSign, Inc.†	25,412	1,334,638
DoubleVerify Holdings, Inc.†	217,034	2,105,230
Doximity, Inc., Class A†	19,005	406,707
Dropbox, Inc., Class A†	92,494	2,486,239
Dynatrace, Inc.†	14,189	604,310
Fair Isaac Corp.†	305	381,430
HubSpot, Inc.†	375	82,736
Intuit, Inc.	7,070	2,343,917
Microsoft Corp.	223,064	100,432,335
nCino, Inc.†	12,004	193,024
Nutanix, Inc., Class A†	12,962	674,931
Oracle Corp.	2,616	590,640
Palantir Technologies, Inc., Class A†	72,174	11,298,118
Paychex, Inc.	1,612	156,332
Paycom Software, Inc.	21,986	3,070,785
Pegasystems, Inc.	88,818	3,173,467

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
RingCentral, Inc., Class A#	51,993	$2,251,817
ServiceNow, Inc.†	741	92,158
Strategy, Inc.†	1,072	170,544
Teradata Corp.†	54,861	1,868,017
Twilio, Inc., Class A†	2,037	388,334
Unity Software, Inc.†	20,969	638,925
Veeva Systems, Inc., Class A†	5,208	907,963
		146,231,451
Telecommunications — 0.4%
Arista Networks, Inc.†	13,168	2,099,901
Ubiquiti, Inc.	3,045	1,777,854
		3,877,755
Total Common Stocks (cost $598,077,499)		1,030,895,254
UNAFFILIATED INVESTMENT COMPANIES — 1.8%
iShares Russell 1000 Growth ETF # (cost $17,918,909)	144,171	18,432,262
RIGHTS — 0.0%
Biotechnology — 0.0%
Apellis Pharmaceuticals, Inc. CVR†(1) (cost $1,646)	54,865	1,646
Total Long-Term Investment Securities (cost $615,998,054)		1,049,329,162
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(2)	186	186
State Street Navigator Securities Lending Government Money Market Portfolio 3.64%(2)(3)	195,657	195,657
Total Short-Term Investments (cost $195,843)		195,843
TOTAL INVESTMENTS (cost $616,193,897)(4)	98.5%	1,049,525,005
Other assets less liabilities	1.5	16,249,750
NET ASSETS	100.0%	$1,065,774,755

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of May 31, 2026.
(3)
At May 31, 2026, the Fund had loaned securities with a total value of $9,196,337. This was secured by collateral of $195,657, which was received in cash and subsequently invested in short-term investments currently valued at $195,657 as reported in the
Portfolio of Investments. Additional collateral of $9,114,382 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$13,650
United States Treasury Bills	0.00%	06/11/2026 to 02/18/2027	53,162
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 02/15/2056	9,047,570

(4)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,030,895,254	$—	$—	$1,030,895,254
Unaffiliated Investment Companies	18,432,262	—	—	18,432,262
Rights	—	—	1,646	1,646
Short-Term Investments	195,843	—	—	195,843
Total Investments at Value	$1,049,523,359	$—	$1,646	$1,049,525,005

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund’s net assets.
See Notes to Financial Statements

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.9%
Omnicom Group, Inc.#	83,245	$6,052,744
Aerospace/Defense — 2.1%
Curtiss-Wright Corp.	967	722,939
General Dynamics Corp.	18,800	6,520,216
Northrop Grumman Corp.	7,604	4,286,223
RTX Corp.	12,825	2,304,139
		13,833,517
Agriculture — 2.1%
Altria Group, Inc.	32,750	2,278,745
Philip Morris International, Inc.	65,642	11,643,578
		13,922,323
Apparel — 0.5%
Crocs, Inc.†	20,514	2,434,396
Tapestry, Inc.	4,825	701,845
		3,136,241
Auto Manufacturers — 0.6%
Cummins, Inc.	2,471	1,597,823
General Motors Co.	24,775	2,062,271
		3,660,094
Auto Parts & Equipment — 0.4%
BorgWarner, Inc.	29,162	2,094,415
Gentex Corp.	27,187	656,838
		2,751,253
Banks — 8.4%
Bank of America Corp.	89,304	4,608,086
Bank of New York Mellon Corp.	55,207	7,697,512
Cullen/Frost Bankers, Inc.	5,437	736,822
East West Bancorp, Inc.	24,182	2,963,262
Goldman Sachs Group, Inc.	2,443	2,505,443
JPMorgan Chase & Co.	67,655	20,249,818
Morgan Stanley	12,928	2,689,024
Northern Trust Corp.	19,200	3,176,640
Pinnacle Financial Partners, Inc.	10,184	995,384
State Street Corp.	30,784	4,791,222
Wells Fargo & Co.	55,449	4,299,516
		54,712,729
Beverages — 1.7%
Keurig Dr Pepper, Inc.	165,131	4,958,884
PepsiCo., Inc.	44,979	6,485,522
		11,444,406
Biotechnology — 2.8%
Amgen, Inc.	19,270	6,489,943
Exelixis, Inc.†	50,253	2,536,771
Gilead Sciences, Inc.	45,004	6,049,888
Incyte Corp.†	12,202	1,180,422
Moderna, Inc.†	41,432	1,955,176
		18,212,200
Building Materials — 0.5%
Johnson Controls International PLC	24,327	3,261,278
Chemicals — 1.5%
Albemarle Corp.	10,410	1,836,532
CF Industries Holdings, Inc.	12,215	1,372,355
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
PPG Industries, Inc.	48,433	$5,471,960
RPM International, Inc.	11,816	1,252,142
		9,932,989
Commercial Services — 1.4%
Global Payments, Inc.	20,590	1,554,751
S&P Global, Inc.	18,586	7,880,464
		9,435,215
Computers — 6.0%
Accenture PLC, Class A	20,544	3,843,166
Amdocs, Ltd.	26,974	1,698,553
Cognizant Technology Solutions Corp., Class A	53,204	2,966,389
Dell Technologies, Inc., Class C	18,527	7,798,200
Genpact, Ltd.	18,191	599,393
Hewlett Packard Enterprise Co.	80,328	3,457,317
International Business Machines Corp.	22,494	6,698,713
Leidos Holdings, Inc.	10,090	1,289,502
Lumentum Holdings, Inc.†	773	660,884
Sandisk Corp.†	3,843	6,513,808
Western Digital Corp.	6,637	3,525,641
		39,051,566
Cosmetics/Personal Care — 0.8%
Procter & Gamble Co.	35,241	5,059,198
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	103,680	5,126,976
Diversified Financial Services — 4.8%
Affiliated Managers Group, Inc.	10,353	3,135,406
Blackrock, Inc.	4,875	5,103,540
Charles Schwab Corp.	7,023	613,459
Credit Acceptance Corp.†	1,180	676,895
Franklin Resources, Inc.	24,651	764,674
Invesco, Ltd.	241,086	6,861,307
Janus Henderson Group PLC	24,263	1,254,640
Synchrony Financial	29,734	2,124,197
T. Rowe Price Group, Inc.	60,579	6,332,323
Virtu Financial, Inc., Class A	53,232	2,669,585
Western Union Co.#	232,085	1,886,851
		31,422,877
Electric — 1.0%
Talen Energy Corp.†	16,714	6,464,975
Electrical Components & Equipment — 0.6%
Acuity, Inc.	7,012	2,139,431
Eaton Corp. PLC	5,341	2,139,605
		4,279,036
Electronics — 2.6%
Allegion PLC	31,712	4,124,780
Flex, Ltd.†	7,533	1,135,825
Garmin, Ltd.	9,889	2,313,235
Honeywell International, Inc.	12,787	3,041,516
nVent Electric PLC	34,255	5,720,242
TD SYNNEX Corp.	3,257	850,989
		17,186,587
Engineering & Construction — 0.7%
AECOM	7,729	536,161
EMCOR Group, Inc.	4,815	3,981,138
		4,517,299

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.1%
Pentair PLC	8,731	$618,504
Food — 0.7%
Albertsons Cos., Inc., Class A	46,531	726,349
Hershey Co.	15,090	2,927,913
J.M. Smucker Co.	6,311	651,295
		4,305,557
Gas — 0.2%
National Fuel Gas Co.	14,133	1,091,774
Hand/Machine Tools — 0.5%
Snap-on, Inc.	8,994	3,338,663
Healthcare-Products — 2.3%
Boston Scientific Corp.†	82,117	3,967,072
Cooper Cos., Inc.†	18,518	1,133,487
Medtronic PLC	52,350	3,863,954
ResMed, Inc.	19,426	3,702,013
Stryker Corp.	7,470	2,279,022
		14,945,548
Healthcare-Services — 0.9%
UnitedHealth Group, Inc.	14,088	5,357,807
Universal Health Services, Inc., Class B	5,308	775,552
		6,133,359
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	6,351	619,858
Insurance — 6.8%
Aflac, Inc.	38,732	4,354,251
Allstate Corp.	28,557	5,885,312
Aon PLC, Class A	6,991	2,209,576
Arthur J. Gallagher & Co.	13,085	2,631,524
Assurant, Inc.	11,577	2,881,168
Berkshire Hathaway, Inc., Class B†	45,459	21,569,386
Globe Life, Inc.	18,075	2,769,813
MGIC Investment Corp.	70,923	1,788,678
Travelers Cos., Inc.	2,114	617,056
		44,706,764
Internet — 8.6%
Alphabet, Inc., Class A	50,333	19,143,653
Alphabet, Inc., Class C	22,414	8,437,302
Amazon.com, Inc.†	49,135	13,297,896
Booking Holdings, Inc.	24,201	4,051,973
Gen Digital, Inc.	282,983	7,298,132
Meta Platforms, Inc., Class A	6,401	4,048,697
		56,277,653
Iron/Steel — 0.3%
Nucor Corp.	8,347	2,086,750
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	6,311	5,527,616
Machinery-Diversified — 1.4%
Dover Corp.	22,999	4,861,069
Westinghouse Air Brake Technologies Corp.	15,434	4,030,743
		8,891,812
Media — 1.5%
Comcast Corp., Class A	69,380	1,725,481
Security Description	Shares or Principal Amount	Value

Media (continued)
Fox Corp., Class A	24,018	$1,535,230
Walt Disney Co.	61,330	6,245,234
		9,505,945
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	4,580	588,988
Mining — 1.5%
Alcoa Corp.	9,994	775,934
Anglogold Ashanti PLC	21,918	2,122,539
Newmont Corp.	46,480	5,103,969
Royal Gold, Inc.	2,705	607,218
Southern Copper Corp.#	5,957	1,139,563
		9,749,223
Oil & Gas — 5.1%
APA Corp.	65,850	2,398,915
Chevron Corp.	28,517	5,203,212
ConocoPhillips	10,383	1,183,454
EOG Resources, Inc.	10,586	1,411,961
Exxon Mobil Corp.	60,811	8,833,406
Marathon Petroleum Corp.	12,215	3,038,726
Ovintiv, Inc.	72,166	4,044,183
Valero Energy Corp.	29,299	7,172,981
		33,286,838
Pharmaceuticals — 4.7%
Cardinal Health, Inc.	16,954	3,336,547
Jazz Pharmaceuticals PLC†	9,179	2,170,742
Johnson & Johnson	70,836	15,961,476
McKesson Corp.	6,917	5,135,457
Merck & Co., Inc.	28,515	3,385,301
Organon & Co.	47,146	628,928
		30,618,451
Pipelines — 0.6%
Antero Midstream Corp.	56,201	1,177,973
ONEOK, Inc.	29,213	2,452,139
		3,630,112
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	4,386	1,238,212
REITS — 4.1%
Agree Realty Corp.	71,539	5,304,617
Brixmor Property Group, Inc.	60,505	1,849,033
Highwoods Properties, Inc.#	51,607	1,346,943
Kimco Realty Corp.	152,064	3,661,701
Mid-America Apartment Communities, Inc.	21,240	2,741,447
Realty Income Corp.	103,632	6,350,569
STAG Industrial, Inc.	147,789	5,596,769
		26,851,079
Retail — 2.6%
Five Below, Inc.†	5,368	1,220,468
Genuine Parts Co.	15,526	1,532,416
McDonald's Corp.	16,161	4,512,151
Walmart, Inc.	82,818	9,586,184
		16,851,219
Semiconductors — 9.6%
Advanced Micro Devices, Inc.†	14,327	7,394,165
Analog Devices, Inc.	24,116	9,980,407
Applied Materials, Inc.	14,542	6,544,772
Intel Corp.†	71,613	8,212,579

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Marvell Technology, Inc.	4,275	$876,375
Micron Technology, Inc.	26,882	26,102,422
Teradyne, Inc.	2,321	868,773
Texas Instruments, Inc.	8,856	2,707,102
		62,686,595
Software — 2.1%
Concentrix Corp.#	51,818	1,465,931
DoubleVerify Holdings, Inc.†	57,867	561,310
Roper Technologies, Inc.	15,305	4,982,236
SS&C Technologies Holdings, Inc.	90,521	6,111,978
ZoomInfo Technologies, Inc.†	98,063	326,550
		13,448,005
Telecommunications — 3.1%
Ciena Corp.†	1,180	684,672
Cisco Systems, Inc.	100,815	12,140,142
Verizon Communications, Inc.	159,851	7,642,476
		20,467,290
Toys/Games/Hobbies — 0.4%
Hasbro, Inc.	27,723	2,388,891
Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	20,527	3,667,148
Total Long-Term Investment Securities (cost $541,041,320)		646,985,357
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 05/29/2026, to be repurchased 06/01/2026 in the amount of $12,655,564 and collateralized by $12,641,600 of United States Treasury Notes, bearing interest at 4.38% due 07/15/2027 and having an approximate value of $12,907,586 (cost $12,654,446)	$12,654,446	$12,654,446
TOTAL INVESTMENTS (cost $553,695,766)(1)	101.0%	659,639,803
Other assets less liabilities	(1.0)	(6,541,695)
NET ASSETS	100.0%	$653,098,108

#
The security or a portion thereof is out on loan.
At May 31, 2026, the Fund had loaned securities with a total value of $11,699,813. This was secured by collateral of $12,073,407 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$27,270
United States Treasury Bills	0.00%	06/11/2026 to 02/18/2027	157,693
United States Treasury Notes/Bonds	0.13% to 5.00%	06/30/2026 to 02/15/2056	11,888,444

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$646,985,357	$—	$—	$646,985,357
Repurchase Agreements	—	12,654,446	—	12,654,446
Total Investments at Value	$646,985,357	$12,654,446	$—	$659,639,803

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 0.7%
Howmet Aerospace, Inc.	11,552	$2,983,304
Airlines — 1.0%
Delta Air Lines, Inc.	39,224	3,235,195
United Airlines Holdings, Inc.†	8,320	955,136
		4,190,331
Auto Parts & Equipment — 0.1%
Aptiv PLC†	5,572	378,562
Banks — 0.8%
Bank of New York Mellon Corp.	16,423	2,289,859
Fifth Third Bancorp	2,017	100,709
Huntington Bancshares, Inc.	3,899	63,787
PNC Financial Services Group, Inc.	2,431	537,543
US Bancorp	6,434	352,905
		3,344,803
Beverages — 1.6%
Keurig Dr Pepper, Inc.	65,525	1,967,716
Monster Beverage Corp.†	55,595	4,896,807
		6,864,523
Biotechnology — 2.1%
Biogen, Inc.†	1,379	270,284
Incyte Corp.†	8,898	860,793
Regeneron Pharmaceuticals, Inc.	4,418	2,716,098
Vertex Pharmaceuticals, Inc.†	10,804	4,835,222
		8,682,397
Building Materials — 0.2%
Trane Technologies PLC	2,031	916,590
Chemicals — 1.7%
Ecolab, Inc.	3,986	1,020,416
Linde PLC	11,043	5,495,991
Sherwin-Williams Co.	2,394	727,393
		7,243,800
Commercial Services — 2.9%
Automatic Data Processing, Inc.	15,912	3,529,918
Cintas Corp.	19,928	3,412,869
Moody's Corp.	3,772	1,709,659
S&P Global, Inc.	7,887	3,344,088
		11,996,534
Computers — 11.4%
Accenture PLC, Class A	13,774	2,576,702
Apple, Inc.	60,303	18,818,154
Cognizant Technology Solutions Corp., Class A	9,531	531,401
Dell Technologies, Inc., Class C	10,196	4,291,599
Fortinet, Inc.†	23,090	3,185,727
Hewlett Packard Enterprise Co.	133,528	5,747,045
HP, Inc.	78,834	2,131,671
NetApp, Inc.	18,844	3,284,321
Sandisk Corp.†	1,302	2,206,864
Seagate Technology Holdings PLC	1,843	1,621,472
Super Micro Computer, Inc.†	10,877	501,321
Western Digital Corp.	5,496	2,919,530
		47,815,807
Cosmetics/Personal Care — 0.3%
Kenvue, Inc.	80,501	1,391,057
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.4%
Copart, Inc.†	45,398	$1,487,692
Diversified Financial Services — 7.7%
American Express Co.	18,610	5,889,507
Ameriprise Financial, Inc.	1,984	884,289
Blackrock, Inc.	1,098	1,149,474
Charles Schwab Corp.	38,136	3,331,180
CME Group, Inc.	10,745	2,939,187
Interactive Brokers Group, Inc., Class A	4,518	392,930
Intercontinental Exchange, Inc.	16,210	2,396,649
Mastercard, Inc., Class A	14,681	7,252,120
Visa, Inc., Class A	24,858	8,112,657
		32,347,993
Electric — 2.6%
Consolidated Edison, Inc.	18,444	1,948,240
Eversource Energy	12,807	874,334
Exelon Corp.	87,792	4,006,827
FirstEnergy Corp.	36,803	1,707,291
NRG Energy, Inc.	157	21,050
PPL Corp.	66,003	2,335,846
		10,893,588
Electrical Components & Equipment — 1.0%
Eaton Corp. PLC	10,050	4,026,030
Electronics — 1.0%
Amphenol Corp., Class A	21,288	3,166,803
Emerson Electric Co.	4,614	663,586
TE Connectivity PLC	1,306	278,713
		4,109,102
Entertainment — 0.2%
Live Nation Entertainment, Inc.#†	6,015	1,012,986
Environmental Control — 1.2%
Republic Services, Inc.	11,894	2,384,034
Waste Management, Inc.	13,292	2,810,726
		5,194,760
Food — 0.5%
General Mills, Inc.	18,158	613,922
Kraft Heinz Co.	56,211	1,349,626
		1,963,548
Healthcare-Products — 3.0%
Danaher Corp.	8,451	1,543,744
Edwards Lifesciences Corp.†	9,719	840,402
GE HealthCare Technologies, Inc.	7,336	457,326
IDEXX Laboratories, Inc.†	2,507	1,412,770
ResMed, Inc.	6,184	1,178,485
STERIS PLC	1,584	336,964
Stryker Corp.	9,568	2,919,101
Thermo Fisher Scientific, Inc.	7,882	3,881,964
Waters Corp.†	99	37,974
		12,608,730
Healthcare-Services — 0.6%
Elevance Health, Inc.	1,625	638,934
HCA Healthcare, Inc.	4,699	1,778,759
		2,417,693
Household Products/Wares — 0.4%
Church & Dwight Co., Inc.	16,082	1,537,922

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance — 2.2%
Aflac, Inc.	2,723	$306,120
Aon PLC, Class A	1,140	360,308
Arthur J. Gallagher & Co.	4,723	949,842
Chubb, Ltd.	9,694	3,021,911
Marsh & McLennan Cos., Inc.	5,949	951,661
Progressive Corp.	14,319	2,726,338
Travelers Cos., Inc.	3,200	934,048
		9,250,228
Internet — 5.8%
AppLovin Corp., Class A†	2,233	1,369,030
Booking Holdings, Inc.	32,052	5,366,466
eBay, Inc.	33,664	3,678,465
Expedia Group, Inc.	5,610	1,266,682
Netflix, Inc.†	53,700	4,619,274
Palo Alto Networks, Inc.†	28,602	8,056,898
Robinhood Markets, Inc., Class A†	1,497	141,167
		24,497,982
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	222	63,188
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	16,519	5,412,615
Machinery-Construction & Mining — 0.9%
GE Vernova, Inc.	3,998	3,871,343
Machinery-Diversified — 0.6%
Deere & Co.	4,500	2,439,810
Media — 0.4%
Comcast Corp., Class A	58,218	1,447,882
Walt Disney Co.	4,283	436,138
		1,884,020
Mining — 0.6%
Newmont Corp.	24,149	2,651,802
Oil & Gas — 1.5%
Devon Energy Corp.	3,421	152,200
Diamondback Energy, Inc.	7,449	1,426,335
EOG Resources, Inc.	21,901	2,921,155
EQT Corp.	11,985	658,336
Occidental Petroleum Corp.	1,420	80,415
Texas Pacific Land Corp.	206	80,958
Valero Energy Corp.	4,629	1,133,272
		6,452,671
Pharmaceuticals — 0.9%
McKesson Corp.	3,500	2,598,540
Merck & Co., Inc.	8,072	958,308
Zoetis, Inc.	2,906	225,767
		3,782,615
Pipelines — 1.4%
Kinder Morgan, Inc.	83,645	2,599,686
Targa Resources Corp.	6,386	1,628,877
Williams Cos., Inc.	23,471	1,675,595
		5,904,158
Private Equity — 0.3%
Blackstone, Inc.	10,726	1,254,620
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,258	282,340
Security Description	Shares or Principal Amount	Value

REITS — 2.7%
Digital Realty Trust, Inc.	3,773	$716,870
Equinix, Inc.	2,323	2,481,057
Prologis, Inc.	25,346	3,636,390
Welltower, Inc.	21,427	4,399,606
		11,233,923
Retail — 4.1%
AutoZone, Inc.†	335	983,289
Casey's General Stores, Inc.	251	192,552
Chipotle Mexican Grill, Inc.†	23,395	745,365
Darden Restaurants, Inc.	1,966	400,887
Dollar General Corp.	3,769	416,889
Home Depot, Inc.	13,076	4,146,923
Lowe's Cos., Inc.	15,209	3,260,201
O'Reilly Automotive, Inc.†	9,482	823,796
Ross Stores, Inc.	4,291	994,353
TJX Cos., Inc.	32,268	4,993,473
Yum! Brands, Inc.	1,404	207,722
		17,165,450
Semiconductors — 22.1%
Advanced Micro Devices, Inc.†	12,853	6,633,433
Analog Devices, Inc.	7,739	3,202,785
Applied Materials, Inc.	10,682	4,807,541
Broadcom, Inc.	35,142	15,700,391
Intel Corp.†	46,669	5,352,001
KLA Corp.	2,135	4,102,851
Lam Research Corp.	20,541	6,535,735
Micron Technology, Inc.	9,568	9,290,528
NVIDIA Corp.	175,240	37,000,174
Texas Instruments, Inc.	560	171,181
		92,796,620
Software — 7.3%
Adobe, Inc.†	11,514	2,984,544
Autodesk, Inc.†	11,390	2,634,621
Cadence Design Systems, Inc.†	8,533	3,199,278
Datadog, Inc., Class A†	3,303	816,997
Electronic Arts, Inc.	5,342	1,077,588
Fair Isaac Corp.†	316	395,187
Intuit, Inc.	3,130	1,037,689
Oracle Corp.	18,303	4,132,451
Palantir Technologies, Inc., Class A†	23,652	3,702,484
Roper Technologies, Inc.	4,327	1,408,568
Salesforce, Inc.	19,880	3,799,068
ServiceNow, Inc.†	15,351	1,909,204
Synopsys, Inc.†	2,343	1,114,378
Tyler Technologies, Inc.†	2,075	649,786
Veeva Systems, Inc., Class A†	974	169,807
Workday, Inc., Class A†	10,367	1,515,552
		30,547,202
Telecommunications — 4.6%
Arista Networks, Inc.†	18,275	2,914,314
AT&T, Inc.	24,905	617,644
Ciena Corp.†	1,137	659,722
Cisco Systems, Inc.	76,601	9,224,292
Corning, Inc.	11,451	2,074,463
Motorola Solutions, Inc.	1,513	610,163
Verizon Communications, Inc.	66,328	3,171,142
		19,271,740
Transportation — 0.8%
CSX Corp.	15,975	723,029

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — May 31, 2026 — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Old Dominion Freight Line, Inc.	1,549	$348,757
Union Pacific Corp.	8,706	2,286,544
		3,358,330
Total Long-Term Investment Securities (cost $248,509,907)		415,528,409
SHORT-TERM INVESTMENTS — 0.9%
Unaffiliated Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56%(1) (cost $3,773,325)	3,773,325	3,773,325
TOTAL INVESTMENTS (cost $252,283,232)(2)	99.9%	419,301,734
Other assets less liabilities	0.1	581,055
NET ASSETS	100.0%	$419,882,789

†	Non-income producing security
#
The security or a portion thereof is out on loan.
At May 31, 2026, the Fund had loaned securities with a total value of $242,847. This was secured by collateral of $245,706 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of May 31, 2026
Federal Home Loan Bank	1.05% to 3.73%	09/30/2026 to 10/04/2027	$869
United States Treasury Notes/Bonds	0.13% to 5.00%	07/31/2026 to 05/15/2054	244,837

(1)	The rate shown is the 7-day yield as of May 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
11	Long	S&P 500 E-Mini Index	June 2026	$4,041,680	$4,177,663	$135,983

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$415,528,409	$—	$—	$415,528,409
Short-Term Investments	3,773,325	—	—	3,773,325
Total Investments at Value	$419,301,734	$—	$—	$419,301,734
Other Financial Instruments:†
Futures Contracts	$135,983	$—	$—	$135,983

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026

	Aggressive Allocation Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Allocation Lifestyle Fund	Core Bond Fund	Dividend Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$11,015,443	$145,825,609	$458,804,581	$3,877,684	$2,652,940,918	$913,805,332
Investment securities, at value (affiliated)*‡	777,859,693	—	—	279,580,507	—	—
Repurchase agreements (cost approximates value)	—	3,175,073	—	—	—	—
Cash	—	3,823	—	—	8,785	259,520
Foreign cash*	—	—	—	—	459	—
Cash collateral on futures contracts	—	—	—	—	1,924,205	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	82,715	—	—	53,672	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	17,795	41,699	5,149	65,310	86,599	11,035
Dividends and interest	26,365	398,202	148,477	9,943	18,150,418	1,717,738
Investments sold	—	294,336	—	—	2,902,839	8,362,314
Securities lending income	—	511	64	—	8,101	2,747
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	22,646	8,145	7,817	14,196	101,527	20,588
Due from investment adviser for expense reimbursements/fee waivers	19,827	6,305	—	7,178	64,900	110,047
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	788,961,769	149,836,418	458,966,088	283,554,818	2,676,242,423	924,289,321
LIABILITIES:
Payable for:
Fund shares redeemed	73,181	85,952	376,904	453	301,651	436,394
Investments purchased	—	193,947	—	—	55,587,182	7,971,132
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	66,088	63,047	207,139	23,928	895,056	519,143
Administrative service fee	—	8,252	24,652	—	141,553	48,024
Transfer agent fees and expenses	586	731	830	586	2,084	975
Directors’ fees and expenses	23,300	8,005	7,813	14,447	104,028	19,570
Other accrued expenses	89,963	86,216	117,007	70,531	207,621	109,237
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Unfunded commitments (Note 12)	—	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—	7,481,334	469,666
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	223
Payable for variation margin on futures contracts	—	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	253,118	446,150	734,345	109,945	64,720,509	9,574,364
Commitments and contingent liabilities (Note 5)
Net assets	$788,708,651	$149,390,268	$458,231,743	$283,444,873	$2,611,521,914	$914,714,957
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$606,971	$121,398	$188,306	$224,584	$2,661,266	$676,220
Additional paid-in-capital	561,319,888	117,288,347	312,452,831	255,544,038	2,888,109,156	717,795,213
Total accumulated earnings (loss)	226,781,792	31,980,523	145,590,606	27,676,251	(279,248,508)	196,243,524
Net assets	$788,708,651	$149,390,268	$458,231,743	$283,444,873	$2,611,521,914	$914,714,957
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	60,697,058	12,139,823	18,830,564	22,458,439	266,126,590	67,621,980
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.99	$12.31	$24.33	$12.62	$9.81	$13.53
* Cost
Investment securities (unaffiliated)	$11,015,443	$128,875,864	$338,273,580	$3,877,684	$2,773,552,004	$806,395,108
Investment securities (affiliated)	$668,679,168	$—	$—	$264,514,115	$—	$—
Foreign cash	$—	$—	$—	$—	$442	$(219)
‡ Including securities on loan	$—	$5,905,649	$3,743,355	$—	$19,659,885	$11,526,780
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$24,528,415	$938,102,421	$322,562,618	$245,474,714	$197,571,413	$1,690,270,423
Investment securities, at value (affiliated)*‡	101,070,602	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	1,508,069	—
Cash	—	5,056	1,721,599	44,455	11,944	—
Foreign cash*	—	1,975,944	128,295	51,320	—	19,123
Cash collateral on futures contracts	—	923,750	—	806,204	—	167,197
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	301,098	—	—
Receivable for variation margin on futures contracts	21,027	—	—	286,278	693	33,165
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	18,634	7,800	5,104	10,674	45,166	3,468
Dividends and interest	127,788	3,273,208	715,881	1,470,329	1,138,151	688,085
Investments sold	860,474	26,713,542	195,663	—	—	—
Securities lending income	—	30,807	2,553	2,010	613	254
Receipts on swap contracts	—	—	—	994	—	—
Prepaid expenses and other assets	3,383	17,005	9,828	14,237	7,079	37,038
Due from investment adviser for expense reimbursements/fee waivers	5,440	—	2,759	12,406	19,291	229,856
Unrealized appreciation on forward foreign currency contracts	—	—	—	82,639	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	13,139	—	—
Total assets	126,635,763	971,049,533	325,344,300	248,570,497	200,302,419	1,691,448,609
LIABILITIES:
Payable for:
Fund shares redeemed	96,231	373,702	41,826	91,472	458	1,419,150
Investments purchased	981,482	15,226,779	777,696	—	861,797	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	26,211	587,396	203,738	103,386	83,872	965,504
Administrative service fee	1,199	51,211	18,056	13,532	10,977	94,008
Transfer agent fees and expenses	731	2,386	347	731	834	819
Directors’ fees and expenses	3,551	17,354	10,223	14,447	7,466	39,486
Other accrued expenses	67,347	417,883	127,885	117,773	74,867	208,053
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	1,323,746	—	10	—	—
Premiums received on over-the-counter swap contracts	—	—	—	6,908	—	—
Unfunded commitments (Note 12)	—	—	—	—	—	—
Collateral upon return of securities loaned	—	3,764,619	17,940	1,386,814	—	257,070
Due to custodian	42	—	—	—	—	6,128,517
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	589,978	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	1,168,000	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	151,457	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	2,344,794	22,355,054	1,197,711	1,886,530	1,040,271	9,112,607
Commitments and contingent liabilities (Note 5)
Net assets	$124,290,969	$948,694,479	$324,146,589	$246,683,967	$199,262,148	$1,682,336,002
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$108,116	$949,999	$434,072	$196,083	$211,394	$866,486
Additional paid-in-capital	107,450,452	599,632,483	375,743,138	179,298,134	220,639,666	690,399,875
Total accumulated earnings (loss)	16,732,401	348,111,997	(52,030,621)	67,189,750	(21,588,912)	991,069,641
Net assets	$124,290,969	$948,694,479	$324,146,589	$246,683,967	$199,262,148	$1,682,336,002
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	10,811,617	94,999,929	43,407,233	19,608,290	21,139,410	86,648,594
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.50	$9.99	$7.47	$12.58	$9.43	$19.42
* Cost
Investment securities (unaffiliated)	$25,198,600	$665,277,506	$293,026,770	$199,523,119	$205,816,769	$1,115,222,243
Investment securities (affiliated)	$93,684,037	$—	$—	$—	$—	$—
Foreign cash	$—	$1,973,091	$128,029	$51,340	$—	$18,340
‡ Including securities on loan	$—	$15,876,754	$18,190,926	$3,776,812	$10,001,585	$1,502,838
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$362,839,192	$365,548,118	$2,170,690,812	$54,666,449	$336,674,290	$299,706,506
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	10,685,682	4,642,326	—	—	—	—
Cash	6,257	2,321,453	1	791,641	9,566,160	2,343,371
Foreign cash*	3,935,631	2,025,080	9,501,491	362,123	813,410	829,024
Cash collateral on futures contracts	—	—	1,554,669	—	—	—
Cash collateral on centrally cleared swap contracts	174,698	567,626	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	790,000	137,000	—	—	—
Receivable for variation margin on futures contracts	—	—	106,621	—	—	—
Receivable for variation margin on centrally cleared swap contracts	30,131	—	—	—	—	—
Receivable for:
Fund shares sold	16,928	34,171	279,305	6,919	8,455	5,338
Dividends and interest	6,263,294	1,376,319	17,108,638	664,699	878,712	2,231,758
Investments sold	1,751,714	—	31,952,417	1,703,888	—	4,710,049
Securities lending income	23,596	19	13,403	719	5,345	11,041
Receipts on swap contracts	—	28,862	37,570	—	—	—
Prepaid expenses and other assets	26,996	12,851	37,644	8,108	23,854	47,844
Due from investment adviser for expense reimbursements/fee waivers	23,614	28,460	63,688	2,801	73,450	7,568
Unrealized appreciation on forward foreign currency contracts	5,302	371,099	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	241,416	30,253	—	—	—
Total assets	385,783,035	377,987,800	2,231,513,512	58,207,347	348,043,676	309,892,499
LIABILITIES:
Payable for:
Fund shares redeemed	198,389	3,884	218,324	2,219	148,519	183,366
Investments purchased	2,717,989	18,388,785	31,554,360	1,832,062	—	3,448,321
Payments on swap contracts	33,515	29,908	37,807	—	—	—
Investment advisory and management fees	190,606	145,427	487,678	23,338	264,868	210,303
Administrative service fee	20,096	19,600	119,088	3,054	18,486	16,506
Transfer agent fees and expenses	1,518	1,593	3,026	735	1,396	347
Directors’ fees and expenses	27,364	13,205	39,638	8,493	24,279	47,743
Other accrued expenses	122,073	129,282	607,150	100,006	122,843	254,933
Line of credit	—	—	—	—	—	925,000
Accrued foreign tax on capital gains	—	—	—	—	832,115	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Unfunded commitments (Note 12)	112,847	—	—	—	—	—
Collateral upon return of securities loaned	17,727,175	114,090	18,377,060	872,150	4,778,963	6,761,371
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	650,082	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	20,152	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	9,743	2,837,582	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	12,591	—	—	—
Total liabilities	21,161,315	22,353,590	51,456,722	2,842,057	6,191,469	11,847,890
Commitments and contingent liabilities (Note 5)
Net assets	$364,621,720	$355,634,210	$2,180,056,790	$55,365,290	$341,852,207	$298,044,609
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$517,436	$401,369	$2,104,358	$51,923	$251,102	$161,928
Additional paid-in-capital	384,240,530	457,438,114	1,303,436,692	77,475,951	204,115,881	223,410,618
Total accumulated earnings (loss)	(20,136,246)	(102,205,273)	874,515,740	(22,162,584)	137,485,224	74,472,063
Net assets	$364,621,720	$355,634,210	$2,180,056,790	$55,365,290	$341,852,207	$298,044,609
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	51,743,553	40,136,887	210,435,804	5,192,320	25,110,172	16,192,818
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.05	$8.86	$10.36	$10.66	$13.61	$18.41
* Cost
Investment securities (unaffiliated)	$361,471,588	$378,975,407	$1,527,944,864	$56,419,347	$225,443,429	$279,665,892
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$3,939,145	$2,026,218	$9,444,553	$362,131	$811,244	$840,207
‡ Including securities on loan	$18,395,349	$112,127	$83,108,837	$7,017,972	$37,669,958	$33,363,040
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Cap Core Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$500,141,226	$508,140,016	$810,483,459	$2,616,377,697	$1,163,805,341	$685,337,269
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—
Cash	1	—	7,986,009	—	4,288,003	—
Foreign cash*	2,910,287	698,012	—	—	397	51
Cash collateral on futures contracts	732,734	—	323,000	727,206	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	10,000	—	—	51,420	—	—
Receivable for variation margin on futures contracts	—	—	7,367	74,325	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	154,423	5,873	3,978	9,744	12,727	5,051
Dividends and interest	3,744,754	3,634,403	541,707	1,652,052	489,346	594,644
Investments sold	7,000,922	7,233,726	1,522,239	—	—	4,214,757
Securities lending income	11	1,098	—	13,253	5,263	2,801
Receipts on swap contracts	1,776	—	—	20,829	—	—
Prepaid expenses and other assets	17,918	28,384	14,552	113,714	147,604	62,873
Due from investment adviser for expense reimbursements/fee waivers	38,712	30,549	61,820	32,592	—	—
Unrealized appreciation on forward foreign currency contracts	—	298,289	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	2,051	—	—	—	—	—
Total assets	514,754,815	520,070,350	820,944,131	2,619,072,832	1,168,748,681	690,217,446
LIABILITIES:
Payable for:
Fund shares redeemed	391,061	266,450	189,677	3,133,056	347,092	208,205
Investments purchased	3,131,147	2,882,516	1,174,617	—	—	3,523,534
Payments on swap contracts	8,071	—	—	4,763	—	—
Investment advisory and management fees	214,927	306,791	437,111	585,672	604,340	387,655
Administrative service fee	28,146	28,560	44,954	142,193	62,446	35,838
Transfer agent fees and expenses	1,676	830	1,343	2,783	1,640	834
Directors’ fees and expenses	18,566	27,861	14,742	115,737	29,685	59,648
Other accrued expenses	165,867	150,620	94,117	206,142	153,058	151,420
Line of credit	—	125,000	—	—	—	350,000
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Unfunded commitments (Note 12)	—	—	—	—	—	—
Collateral upon return of securities loaned	—	—	—	32,256,690	9,638,553	3,879,567
Due to custodian	—	6,017	—	2,959	—	9,147
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	228,104	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	393,244	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	12,285	—	—	27,411	—	—
Total liabilities	4,199,850	4,187,889	1,956,561	36,477,406	10,836,814	8,605,848
Commitments and contingent liabilities (Note 5)
Net assets	$510,554,965	$515,882,461	$818,987,570	$2,582,595,426	$1,157,911,867	$681,611,598
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$164,546	$380,302	$455,497	$999,796	$496,669	$406,979
Additional paid-in-capital	287,689,941	361,868,656	552,037,807	1,416,356,400	760,482,075	569,091,843
Total accumulated earnings (loss)	222,700,478	153,633,503	266,494,266	1,165,239,230	396,933,123	112,112,776
Net assets	$510,554,965	$515,882,461	$818,987,570	$2,582,595,426	$1,157,911,867	$681,611,598
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	16,454,611	38,030,237	45,549,663	99,979,551	49,666,896	40,697,872
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$31.03	$13.57	$17.98	$25.83	$23.31	$16.75
* Cost
Investment securities (unaffiliated)	$345,082,829	$413,278,616	$682,651,653	$1,837,877,450	$910,363,930	$618,394,855
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$2,901,552	$694,779	$—	$—	$393	$49
‡ Including securities on loan	$—	$—	$—	$72,747,997	$22,585,787	$12,955,753
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026 — (continued)

	Moderate Allocation Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Core Fund	Small Cap Growth Fund	Small Cap Index Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$15,181,431	$1,297,123,762	$3,875,542,765	$173,255,872	$543,413,011	$1,393,030,604
Investment securities, at value (affiliated)*‡	1,027,036,395	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—	—
Cash	—	—	13,072,100	1,548,803	345,088	297
Foreign cash*	—	—	2,883,980	—	—	—
Cash collateral on futures contracts	—	289,707	—	—	—	670,911
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	296,900
Receivable for variation margin on futures contracts	—	19,004	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	55,531	123,014	68,193	1,578	7,174	13,162
Dividends and interest	35,674	498,585	905,162	93,605	172,163	853,403
Investments sold	—	—	—	—	359,361	791,450
Securities lending income	—	1,833	6,323	373	4,266	79,292
Receipts on swap contracts	—	—	—	—	—	433,812
Prepaid expenses and other assets	35,682	9,636	89,831	8,167	32,669	40,278
Due from investment adviser for expense reimbursements/fee waivers	26,274	84,517	154,491	16,165	23,249	69,166
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	75,679	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	99,422
Total assets	1,042,370,987	1,298,150,058	3,892,722,845	174,924,563	544,432,660	1,396,378,697
LIABILITIES:
Payable for:
Fund shares redeemed	25,814	361,030	1,411,311	53,721	295,159	492,751
Investments purchased	—	—	3,644,558	445,297	1,841,356	258,888
Payments on swap contracts	—	—	—	—	—	147,795
Investment advisory and management fees	87,581	393,066	2,647,579	110,215	376,230	330,658
Administrative service fee	—	69,155	202,280	9,617	30,430	75,450
Transfer agent fees and expenses	586	2,323	2,047	735	1,321	1,919
Directors’ fees and expenses	36,662	11,316	74,590	7,845	32,755	40,548
Other accrued expenses	91,237	206,534	210,691	69,214	111,376	473,908
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Unfunded commitments (Note 12)	—	—	—	—	—	—
Collateral upon return of securities loaned	—	2,057,063	19,623,963	796,989	1,445,556	25,792,767
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	6,637
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	23,196	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	310,191
Total liabilities	241,880	3,100,487	27,817,019	1,493,633	4,157,379	27,931,512
Commitments and contingent liabilities (Note 5)
Net assets	$1,042,129,107	$1,295,049,571	$3,864,905,826	$173,430,930	$540,275,281	$1,368,447,185
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$649,378	$434,496	$783,161	$157,016	$279,489	$698,314
Additional paid-in-capital	819,707,454	353,553,805	1,620,557,852	146,642,923	509,570,320	843,581,182
Total accumulated earnings (loss)	221,772,275	941,061,270	2,243,564,813	26,630,991	30,425,472	524,167,689
Net assets	$1,042,129,107	$1,295,049,571	$3,864,905,826	$173,430,930	$540,275,281	$1,368,447,185
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	64,937,776	43,449,601	78,316,057	15,701,624	27,948,937	69,831,409
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$16.05	$29.81	$49.35	$11.05	$19.33	$19.60
* Cost
Investment securities (unaffiliated)	$15,181,431	$540,841,969	$1,924,863,999	$170,631,072	$456,736,796	$968,822,625
Investment securities (affiliated)	$921,844,599	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$2,883,960	$—	$—	$—
‡ Including securities on loan	$—	$3,170,643	$34,998,218	$3,775,227	$21,146,261	$107,005,679
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2026 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
ASSETS:
Investment securities, at value (unaffiliated)*‡	$247,562,558	$7,154,674,629	$679,212,451	$1,049,525,005	$646,985,357	$419,301,734
Investment securities, at value (affiliated)*‡	—	—	—	—	—	—
Repurchase agreements (cost approximates value)	7,117,026	—	—	—	12,654,446	—
Cash	2,098	48,927	504,213	7,512,210	11,656	11,027
Foreign cash*	—	—	—	—	—	—
Cash collateral on futures contracts	522,000	2,860,986	—	—	—	264,461
Cash collateral on centrally cleared swap contracts	—	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	2,623,718	—	—	—	11,266
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Receivable for:
Fund shares sold	571	1,257,061	3,086	3,326	10,558	334,417
Dividends and interest	225,870	6,072,783	347,454	445,288	746,846	208,969
Investments sold	331,097	—	2,807,398	9,563,447	—	—
Securities lending income	2,561	2,860	1,162	1,302	774	40
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	36,098	199,556	28,863	17,616	24,861	52,883
Due from investment adviser for expense reimbursements/fee waivers	—	511,247	126,203	162,453	75,142	6,966
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total assets	255,799,879	7,168,251,767	683,030,830	1,067,230,647	660,509,640	420,191,763
LIABILITIES:
Payable for:
Fund shares redeemed	598,961	3,989,884	493,616	395,677	65,637	18,829
Investments purchased	580,412	—	—	—	6,845,507	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	142,717	1,284,392	426,513	649,147	353,889	87,069
Administrative service fee	13,942	393,661	37,541	59,206	35,130	22,790
Transfer agent fees and expenses	1,550	4,519	1,274	1,560	1,316	1,432
Directors’ fees and expenses	31,752	206,513	30,169	19,510	25,014	54,422
Other accrued expenses	133,700	307,798	101,757	135,135	85,039	124,432
Line of credit	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Premiums received on over-the-counter swap contracts	—	—	—	—	—	—
Unfunded commitments (Note 12)	—	—	—	—	—	—
Collateral upon return of securities loaned	2,543,313	3,704,635	2,209,291	195,657	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash*	—	—	—	—	—	—
Payable for variation margin on futures contracts	41,173	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—	—
Total liabilities	4,087,520	9,891,402	3,300,161	1,455,892	7,411,532	308,974
Commitments and contingent liabilities (Note 5)
Net assets	$251,712,359	$7,158,360,365	$679,730,669	$1,065,774,755	$653,098,108	$419,882,789
NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$191,596	$1,068,362	$182,484	$536,113	$383,185	$222,369
Additional paid-in-capital	173,932,826	1,033,244,853	317,970,248	486,715,148	470,690,135	138,310,704
Total accumulated earnings (loss)	77,587,937	6,124,047,150	361,577,937	578,523,494	182,024,788	281,349,716
Net assets	$251,712,359	$7,158,360,365	$679,730,669	$1,065,774,755	$653,098,108	$419,882,789
CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	19,159,620	106,836,179	18,248,404	53,611,329	38,318,542	22,236,888
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.14	$67.00	$37.25	$19.88	$17.04	$18.88
* Cost
Investment securities (unaffiliated)	$199,429,530	$1,984,219,657	$398,711,613	$616,193,897	$541,041,320	$252,283,232
Investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—	$—
‡ Including securities on loan	$13,447,433	$17,229,594	$9,772,320	$9,196,337	$11,699,813	$242,847
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026

	Aggressive Allocation Lifestyle Fund	Asset Allocation Fund	Capital Appreciation Fund	Conservative Allocation Lifestyle Fund	Core Bond Fund	Dividend Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$246,384	$947,760	$2,081,494	$91,918	$1,484,296	$15,092,033
Dividends (affiliated)	13,108,735	—	—	8,164,891	—	—
Securities lending income (net of fees and rebates paid to borrowers)	—	6,618	64	—	118,593	64,410
Interest (unaffiliated)	—	2,255,321	226	—	117,945,480	576
Total investment income*	13,355,119	3,209,699	2,081,784	8,256,809	119,548,369	15,157,019
EXPENSES:
Investment advisory and management fees	749,834	743,767	2,038,923	283,407	11,005,054	4,783,612
Administration service fee	—	98,507	245,376	—	1,764,149	440,314
Transfer agent fees and expenses	7,510	5,636	9,419	7,535	20,659	7,502
Custodian fees	13,607	51,921	15,252	12,061	143,432	43,297
Reports to shareholders	33,677	15,990	54,973	20,128	117,330	47,233
Audit and tax fees	39,448	52,350	52,714	39,449	52,822	39,698
Legal fees	22,878	26,466	15,794	14,140	65,126	19,133
Directors’ fees and expenses	59,836	11,951	28,138	22,782	219,659	50,179
Interest expense	—	—	47	—	11,459	—
License fee	27,919	2,809	13,689	15,655	3,092	20,504
Other expenses	34,812	40,473	39,230	26,672	97,484	56,358
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	989,521	1,049,870	2,513,555	441,829	13,500,266	5,507,830
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(224,950)	(74,377)	—	(85,022)	(799,129)	(998,197)
Fees paid indirectly (Note 2)	—	(793)	(799)	—	—	(4,485)
Net expenses	764,571	974,700	2,512,756	356,807	12,701,137	4,505,148
Net investment income (loss)	12,590,548	2,234,999	(430,972)	7,900,002	106,847,232	10,651,871
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	13,417,208	25,677,916	—	647,115	95,652,942
Investments (affiliated)	67,336,883	—	—	8,745,348	—	—
Futures contracts	—	58,571	—	—	1,669,999	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(13)	(3,091)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	48,144,205	—	—	8,675,260	—	—
Net realized gain (loss) on investments and foreign currencies	115,481,088	13,475,779	25,677,916	17,420,608	2,317,101	95,649,851
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	5,172,003	64,556,386	—	39,979,710	31,471,303
Investments (affiliated)	19,039,408	—	—	9,463,496	—	—
Futures contracts	—	5,423	—	—	(1,013,705)	—
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	219	—	—	14	5,388
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	19,039,408	5,177,645	64,556,386	9,463,496	38,966,019	31,476,691
Net realized and unrealized gain (loss) on investments and foreign currencies	134,520,496	18,653,424	90,234,302	26,884,104	41,283,120	127,126,542
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$147,111,044	$20,888,423	$89,803,330	$34,784,106	$148,130,352	$137,778,413
* Net of foreign withholding taxes on interest and dividends of	$—	$5,686	$—	$—	$(699)	$169,562
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026 — (continued)

	Dynamic Allocation Fund	Emerging Economies Fund	Global Real Estate Fund	Global Strategy Fund	Government Securities Fund	Growth Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$170,493	$20,566,692	$8,606,004	$2,883,931	$—	$7,783,371
Dividends (affiliated)	1,625,162	—	—	—	—	—
Securities lending income (net of fees and rebates paid to borrowers)	—	232,528	25,495	16,592	5,758	8,891
Interest (unaffiliated)	812,939	28,082	124,028	5,504,000	6,506,553	19,644
Total investment income*	2,608,594	20,827,302	8,755,527	8,404,523	6,512,311	7,811,906
EXPENSES:
Investment advisory and management fees	320,588	6,396,903	2,046,775	1,186,084	847,877	11,894,426
Administration service fee	15,400	561,467	181,711	157,066	112,231	1,177,321
Transfer agent fees and expenses	5,636	16,664	5,777	5,636	9,502	9,367
Custodian fees	23,399	1,006,606	33,699	81,252	20,850	72,767
Reports to shareholders	13,310	86,363	67,667	26,601	30,355	92,431
Audit and tax fees	40,444	52,112	41,162	54,650	46,591	39,698
Legal fees	10,732	26,366	18,955	24,590	12,084	52,376
Directors’ fees and expenses	10,443	66,032	21,377	18,970	13,449	143,874
Interest expense	42,367	6,812	—	2,324	186	48,854
License fee	4,515	2,365	48,207	6,988	2,723	31,462
Other expenses	28,162	214,670	57,109	74,284	41,102	102,358
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	514,996	8,436,360	2,522,439	1,638,445	1,136,950	13,664,934
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(71,262)	—	(27,461)	(142,330)	(176,388)	(2,844,440)
Fees paid indirectly (Note 2)	—	—	—	—	—	—
Net expenses	443,734	8,436,360	2,494,978	1,496,115	960,562	10,820,494
Net investment income (loss)	2,164,860	12,390,942	6,260,549	6,908,408	5,551,749	(3,008,588)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(3,399,738)	132,146,606	3,506,050	28,702,786	(2,550,385)	420,934,951
Investments (affiliated)	12,200,746	—	—	—	—	—
Futures contracts	2,056,624	4,110,057	—	487,060	(388,893)	(94,881)
Forward contracts	—	—	—	(988,062)	—	—
Swap contracts	—	—	—	7,670	—	—
Written option contracts	—	—	—	—	24,609	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,344,545)	(35,373)	48,136	—	14,052
Net realized gain from capital gain distributions received from underlying funds (affiliated)	7,034,814	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	17,892,446	134,912,118	3,470,677	28,257,590	(2,914,669)	420,854,122
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	39,859	220,619,492	21,602,208	19,834,756	3,665,601	10,788,022
Investments (affiliated)	(993,784)	—	—	—	—	—
Futures contracts	548,787	589,781	—	33,682	95,883	66,174
Forward contracts	—	—	—	144,641	—	—
Swap contracts	—	—	—	12,483	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(143,864)	(4,042)	(3,854)	—	2,342
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	(1,007,916)	—	5,521	—	—
Net unrealized gain (loss) on investments and foreign currencies	(405,138)	220,057,493	21,598,166	20,027,229	3,761,484	10,856,538
Net realized and unrealized gain (loss) on investments and foreign currencies	17,487,308	354,969,611	25,068,843	48,284,819	846,815	431,710,660
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,652,168	$367,360,553	$31,329,392	$55,193,227	$6,398,564	$428,702,072
* Net of foreign withholding taxes on interest and dividends of	$—	$2,600,918	$392,367	$332,470	$—	$49,890
** Net of foreign withholding taxes on capital gains of	$—	$723,523	$—	$26,435	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026 — (continued)

	High Yield Bond Fund	Inflation Protected Fund	International Equities Index Fund	International Government Bond Fund	International Growth Fund	International Opportunities Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$47,401	$—	$57,365,396	$—	$2,996,532	$8,443,534
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income (net of fees and rebates paid to borrowers)	336,534	2,214	224,983	6,142	40,822	86,191
Interest (unaffiliated)	25,660,731	16,503,283	198,851	3,171,591	74,268	66,120
Total investment income*	26,044,666	16,505,497	57,789,230	3,177,733	3,111,622	8,595,845
EXPENSES:
Investment advisory and management fees	2,310,957	1,930,652	5,569,270	363,233	3,338,495	2,829,114
Administration service fee	246,869	265,896	1,370,915	48,165	236,495	225,960
Transfer agent fees and expenses	13,648	7,502	25,989	5,781	7,501	5,807
Custodian fees	31,192	75,800	537,076	22,416	70,147	356,925
Reports to shareholders	48,451	49,046	139,915	16,426	27,612	59,218
Audit and tax fees	52,715	48,823	52,004	52,744	50,099	52,715
Legal fees	16,952	16,898	59,254	15,757	18,577	27,512
Directors’ fees and expenses	30,725	32,582	162,232	6,373	29,795	28,547
Interest expense	—	14,927	46,547	—	1,315	15,259
License fee	27,846	8,787	580,508	34,080	2,333	2,333
Other expenses	49,005	47,315	154,243	37,817	57,269	93,643
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,828,360	2,498,228	8,697,953	602,792	3,839,638	3,697,033
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(294,278)	(286,279)	(501,059)	(35,065)	(928,343)	(102,342)
Fees paid indirectly (Note 2)	—	—	—	—	—	(840)
Net expenses	2,534,082	2,211,949	8,196,894	567,727	2,911,295	3,593,851
Net investment income (loss)	23,510,584	14,293,548	49,592,336	2,610,006	200,327	5,001,994
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,964,073	(4,471,486)	207,273,608	(163,788)	30,756,458	76,024,095
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	(906)	942,508	6,256,135	—	—	—
Forward contracts	(30,214)	(12,235,119)	—	—	—	—
Swap contracts	(94,630)	20,111	(64,379)	—	—	—
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(30,475)	(123,518)	768,881	11,739	(12,824)	(98,392)
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	6,807,848	(15,867,504)	214,234,245	(152,049)	30,743,634	75,925,703
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	1,664,837	22,758,813	155,777,182	608,281	(18,500,748)	(22,741,019)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	—	294,865	935,639	—	—	—
Forward contracts	28,357	2,820,936	—	—	—	—
Swap contracts	(121,373)	342,357	21,161	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(8,172)	(15,161)	256,871	(10,882)	19,082	(29,620)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	11,723	90,365
Net unrealized gain (loss) on investments and foreign currencies	1,563,649	26,201,810	156,990,853	597,399	(18,469,943)	(22,680,274)
Net realized and unrealized gain (loss) on investments and foreign currencies	8,371,497	10,334,306	371,225,098	445,350	12,273,691	53,245,429
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,882,081	$24,627,854	$420,817,434	$3,055,356	$12,474,018	$58,247,423
* Net of foreign withholding taxes on interest and dividends of	$—	$7,764	$4,251,743	$—	$513,117	$913,445
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$101,508	$91,064
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026 — (continued)

	International Socially Responsible Fund	International Value Fund	Large Cap Core Fund	Mid Cap Index Fund	Mid Cap Strategic Growth Fund	Mid Cap Value Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,201,333	$15,238,813	$7,110,940	$35,667,073	$6,933,509	$8,950,612
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income (net of fees and rebates paid to borrowers)	405	22,579	731	178,167	260,978	84,660
Interest (unaffiliated)	37,346	—	59,875	40,597	593,202	18,553
Total investment income*	14,239,084	15,261,392	7,171,546	35,885,837	7,787,689	9,053,825
EXPENSES:
Investment advisory and management fees	2,746,866	3,109,238	4,510,521	6,927,573	7,616,909	4,357,863
Administration service fee	365,633	290,500	467,632	1,702,449	799,606	406,605
Transfer agent fees and expenses	11,224	9,361	13,161	23,987	9,365	9,579
Custodian fees	148,226	97,196	34,603	78,199	46,402	59,605
Reports to shareholders	107,008	42,625	64,403	194,990	102,217	75,970
Audit and tax fees	41,564	50,205	39,697	41,601	39,697	52,715
Legal fees	39,843	39,759	153,359	66,911	31,548	18,082
Directors’ fees and expenses	46,148	34,076	53,686	204,025	100,608	49,253
Interest expense	19,007	2,487	10,382	2,243	1,765	4,310
License fee	6,643	2,338	5,661	42,619	22,818	18,750
Other expenses	98,181	75,574	60,751	131,736	60,692	55,778
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,630,343	3,753,359	5,413,856	9,416,333	8,831,627	5,108,510
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(496,825)	(307,324)	(556,549)	(343,321)	—	—
Fees paid indirectly (Note 2)	—	(1,103)	(464)	—	(72,355)	(6,142)
Net expenses	3,133,518	3,444,932	4,856,843	9,073,012	8,759,272	5,102,368
Net investment income (loss)	11,105,566	11,816,460	2,314,703	26,812,825	(971,583)	3,951,457
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	62,152,750	49,341,248	138,476,750	380,359,530	150,474,963	71,152,750
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	1,290,721	—	(51,436)	1,494,960	—	—
Forward contracts	54,487	1,815,739	—	—	—	—
Swap contracts	(30,731)	—	—	(894,835)	—	—
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	4,191	157,284	4,879	—	(4,888)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	63,471,418	51,314,271	138,430,193	380,959,655	150,470,075	71,152,750
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	32,734,417	43,912,304	(9,752,450)	176,381,779	56,751,018	41,465,647
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	196,531	—	64,257	315,993	—	—
Forward contracts	—	(248,905)	—	—	—	—
Swap contracts	(9,934)	—	—	(111,798)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(12,654)	2,776	(956)	—	(7)	2
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	32,908,360	43,666,175	(9,689,149)	176,585,974	56,751,011	41,465,649
Net realized and unrealized gain (loss) on investments and foreign currencies	96,379,778	94,980,446	128,741,044	557,545,629	207,221,086	112,618,399
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$107,485,344	$106,796,906	$131,055,747	$584,358,454	$206,249,503	$116,569,856
* Net of foreign withholding taxes on interest and dividends of	$1,523,278	$1,466,991	$61,198	$27,325	$108,526	$17,760
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026 — (continued)

	Moderate Allocation Lifestyle Fund	Nasdaq-100® Index Fund	Science & Technology Fund	Small Cap Core Fund	Small Cap Growth Fund	Small Cap Index Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$324,882	$7,511,306	$13,808,489	$2,954,131	$1,489,818	$12,911,824
Dividends (affiliated)	23,626,512	—	—	—	—	—
Securities lending income (net of fees and rebates paid to borrowers)	—	12,538	181,752	16,369	40,443	746,192
Interest (unaffiliated)	—	13,444	165,806	3,584	3,780	27,387
Total investment income*	23,951,394	7,537,288	14,156,047	2,974,084	1,534,041	13,685,403
EXPENSES:
Investment advisory and management fees	1,025,303	4,166,408	26,933,998	1,296,186	4,121,456	3,370,203
Administration service fee	—	738,687	2,078,510	114,444	336,924	759,765
Transfer agent fees and expenses	7,512	22,158	18,528	5,778	13,327	22,357
Custodian fees	12,061	43,415	110,225	19,715	22,167	103,103
Reports to shareholders	41,427	60,396	109,906	26,415	47,897	130,547
Audit and tax fees	39,449	41,602	39,697	53,971	52,715	41,601
Legal fees	27,919	37,306	78,054	35,751	18,044	38,379
Directors’ fees and expenses	82,333	88,026	245,162	13,700	39,405	87,154
Interest expense	—	2,135	13,015	—	—	2,304
License fee	28,516	253,068	854	14,099	15,169	199,126
Other expenses	38,459	78,419	105,114	38,671	47,437	101,341
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,302,979	5,531,620	29,733,063	1,618,730	4,714,541	4,855,880
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(307,591)	(892,535)	(1,569,647)	(46,422)	(254,466)	(688,849)
Fees paid indirectly (Note 2)	—	—	(38,365)	(1,930)	—	—
Net expenses	995,388	4,639,085	28,125,051	1,570,378	4,460,075	4,167,031
Net investment income (loss)	22,956,006	2,898,203	(13,969,004)	1,403,706	(2,926,034)	9,518,372
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	181,147,545	330,720,308	25,410,939	34,735,118	112,935,785
Investments (affiliated)	75,569,771	—	—	—	—	—
Futures contracts	—	1,373,940	—	—	—	104,119
Forward contracts	—	—	—	—	(344,989)	—
Swap contracts	—	—	—	—	—	3,026,299
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(680,692)	2,146	(394)	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	48,226,288	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	123,796,059	182,521,485	330,039,616	25,413,085	34,389,735	116,066,203
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	217,366,333	1,219,306,169	1,536,661	87,318,150	283,377,437
Investments (affiliated)	17,038,608	—	—	—	—	—
Futures contracts	—	144,184	—	—	—	508,719
Forward contracts	—	—	—	—	532,064	—
Swap contracts	—	—	—	—	—	(324,993)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(11,443)	—	(24)	(2)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	17,038,608	217,510,517	1,219,294,726	1,536,661	87,850,190	283,561,161
Net realized and unrealized gain (loss) on investments and foreign currencies	140,834,667	400,032,002	1,549,334,342	26,949,746	122,239,925	399,627,364
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$163,790,673	$402,930,205	$1,535,365,338	$28,353,452	$119,313,891	$409,145,736
* Net of foreign withholding taxes on interest and dividends of	$—	$25,881	$418,751	$—	$23,010	$22,650
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2026 — (continued)

	Small Cap Value Fund	Stock Index Fund	Systematic Core Fund	Systematic Growth Fund	Systematic Value Fund	U.S. Socially Responsible Fund
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,487,918	$79,949,797	$8,412,632	$5,317,912	$10,188,289	$6,422,471
Dividends (affiliated)	—	—	—	—	—	—
Securities lending income (net of fees and rebates paid to borrowers)	48,995	146,709	88,815	18,314	57,826	1,557
Interest (unaffiliated)	78,600	91,828	23,997	55,060	42,307	10,006
Total investment income*	3,615,513	80,188,334	8,525,444	5,391,286	10,288,422	6,434,034
EXPENSES:
Investment advisory and management fees	1,616,489	14,520,197	5,282,713	7,505,730	3,438,041	1,288,061
Administration service fee	159,556	4,423,250	471,210	692,354	338,774	341,451
Transfer agent fees and expenses	14,073	38,525	11,355	14,924	13,095	9,405
Custodian fees	55,992	122,548	30,450	35,133	14,772	21,373
Reports to shareholders	39,247	312,468	61,307	73,928	32,214	105,594
Audit and tax fees	52,718	41,601	41,604	39,699	39,699	52,675
Legal fees	13,275	154,086	21,840	26,429	17,047	37,977
Directors’ fees and expenses	18,965	529,692	58,144	83,200	38,823	44,186
Interest expense	5,043	694	3,112	—	172	2,017
License fee	9,414	68,372	17,703	16,819	13,248	854
Other expenses	59,198	171,325	65,901	67,195	49,351	57,944
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,043,970	20,382,758	6,065,339	8,555,411	3,995,236	1,961,537
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(5,678,112)	(1,565,099)	(1,866,165)	(716,800)	(103,045)
Fees paid indirectly (Note 2)	(22,965)	—	—	—	—	—
Net expenses	2,021,005	14,704,646	4,500,240	6,689,246	3,278,436	1,858,492
Net investment income (loss)	1,594,508	65,483,688	4,025,204	(1,297,960)	7,009,986	4,575,542
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	31,804,365	916,842,187	77,759,940	151,705,726	70,472,914	110,463,957
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	1,100,864	5,216,320	—	—	—	596,036
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Written option contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Net realized gain from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	32,905,229	922,058,507	77,759,940	151,705,726	70,472,914	111,059,993
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	50,039,103	755,369,290	62,799,065	94,356,649	42,583,031	(9,241,825)
Investments (affiliated)	—	—	—	—	—	—
Futures contracts	200,406	600,851	—	—	—	137,881
Forward contracts	—	—	—	—	—	—
Swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	50,239,509	755,970,141	62,799,065	94,356,649	42,583,031	(9,103,944)
Net realized and unrealized gain (loss) on investments and foreign currencies	83,144,738	1,678,028,648	140,559,005	246,062,375	113,055,945	101,956,049
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,739,246	$1,743,512,336	$144,584,209	$244,764,415	$120,065,931	$106,531,591
* Net of foreign withholding taxes on interest and dividends of	$4,731	$18,074	$31,943	$1,780	$—	$401
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Allocation Lifestyle Fund		Asset Allocation Fund		Capital Appreciation Fund		Conservative Allocation Lifestyle Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$12,590,548	$14,730,982	$2,234,999	$2,308,068	$(430,972)	$(295,694)	$7,900,002	$8,171,848
Net realized gain (loss) on investments and foreign currencies	115,481,088	25,652,659	13,475,779	9,133,479	25,677,916	19,214,660	17,420,608	4,524,077
Net unrealized gain (loss) on investments and foreign currencies	19,039,408	30,208,646	5,177,645	523,844	64,556,386	19,874,095	9,463,496	9,003,363
Net increase (decrease) in net assets resulting from operations	147,111,044	70,592,287	20,888,423	11,965,391	89,803,330	38,793,061	34,784,106	21,699,288
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(42,859,208)	(18,268,533)	(11,367,971)	(7,933,999)	(19,012,759)	(4,286,202)	(9,096,059)	(7,642,651)
CAPITAL SHARE TRANSACTIONS (Note 7)	(28,488,419)	(35,180,768)	(5,217,719)	(6,576,396)	59,624,105	80,147,540	(21,992,477)	(27,869,115)
TOTAL INCREASE (DECREASE) IN NET ASSETS	75,763,417	17,142,986	4,302,733	(2,545,004)	130,414,676	114,654,399	3,695,570	(13,812,478)
NET ASSETS:
Beginning of period	712,945,234	695,802,248	145,087,535	147,632,539	327,817,067	213,162,668	279,749,303	293,561,781
End of period	$788,708,651	$712,945,234	$149,390,268	$145,087,535	$458,231,743	$327,817,067	$283,444,873	$279,749,303

	Core Bond Fund		Dividend Value Fund		Dynamic Allocation Fund		Emerging Economies Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$106,847,232	$99,661,301	$10,651,871	$13,163,100	$2,164,860	$2,455,601	$12,390,942	$12,865,465
Net realized gain (loss) on investments and foreign currencies	2,317,101	(17,676,730)	95,649,851	61,482,274	17,892,446	2,674,574	134,912,118	6,722,843
Net unrealized gain (loss) on investments and foreign currencies	38,966,019	64,437,314	31,476,691	(6,185,165)	(405,138)	6,214,237	220,057,493	53,504,861
Net increase (decrease) in net assets resulting from operations	148,130,352	146,421,885	137,778,413	68,460,209	19,652,168	11,344,412	367,360,553	73,093,169
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(101,896,826)	(101,852,375)	(70,204,680)	(42,334,802)	(6,191,566)	(4,111,064)	(17,481,928)	(26,325,689)
CAPITAL SHARE TRANSACTIONS (Note 7)	(141,527,251)	85,342,413	166,433,988	(12,840,788)	(19,867,673)	(18,101,879)	(106,400,729)	14,112,125
TOTAL INCREASE (DECREASE) IN NET ASSETS	(95,293,725)	129,911,923	234,007,721	13,284,619	(6,407,071)	(10,868,531)	243,477,896	60,879,605
NET ASSETS:
Beginning of period	2,706,815,639	2,576,903,716	680,707,236	667,422,617	130,698,040	141,566,571	705,216,583	644,336,978
End of period	$2,611,521,914	$2,706,815,639	$914,714,957	$680,707,236	$124,290,969	$130,698,040	$948,694,479	$705,216,583
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Global Real Estate Fund		Global Strategy Fund		Government Securities Fund		Growth Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,260,549	$7,800,189	$6,908,408	$7,497,498	$5,551,749	$3,595,685	$(3,008,588)	$(2,117,223)
Net realized gain (loss) on investments and foreign currencies	3,470,677	8,727,106	28,257,590	13,711,651	(2,914,669)	(23,387)	420,854,122	193,298,968
Net unrealized gain (loss) on investments and foreign currencies	21,598,166	7,404,559	20,027,229	(578,944)	3,761,484	2,825,513	10,856,538	58,320,503
Net increase (decrease) in net assets resulting from operations	31,329,392	23,931,854	55,193,227	20,630,205	6,398,564	6,397,811	428,702,072	249,502,248
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(8,767,748)	(6,623,573)	(7,279,893)	(8,347,100)	(3,849,732)	(3,794,637)	(193,694,632)	(53,217,747)
CAPITAL SHARE TRANSACTIONS (Note 7)	55,022,573	(117,357,384)	(27,292,236)	(7,647,182)	39,963,516	24,918,622	(273,147,183)	(132,379,260)
TOTAL INCREASE (DECREASE) IN NET ASSETS	77,584,217	(100,049,103)	20,621,098	4,635,923	42,512,348	27,521,796	(38,139,743)	63,905,241
NET ASSETS:
Beginning of period	246,562,372	346,611,475	226,062,869	221,426,946	156,749,800	129,228,004	1,720,475,745	1,656,570,504
End of period	$324,146,589	$246,562,372	$246,683,967	$226,062,869	$199,262,148	$156,749,800	$1,682,336,002	$1,720,475,745

	High Yield Bond Fund		Inflation Protected Fund		International Equities Index Fund		International Government Bond Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$23,510,584	$23,361,522	$14,293,548	$9,780,440	$49,592,336	$44,547,535	$2,610,006	$2,106,914
Net realized gain (loss) on investments and foreign currencies	6,807,848	(1,179,429)	(15,867,504)	(7,385,317)	214,234,245	79,399,520	(152,049)	(1,644,217)
Net unrealized gain (loss) on investments and foreign currencies	1,563,649	9,153,270	26,201,810	11,297,805	156,990,853	67,425,466	597,399	3,161,224
Net increase (decrease) in net assets resulting from operations	31,882,081	31,335,363	24,627,854	13,692,928	420,817,434	191,372,521	3,055,356	3,623,921
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(22,052,958)	(22,356,353)	(9,498,787)	(6,616,286)	(126,219,410)	(81,110,488)	(1,002,779)	—
CAPITAL SHARE TRANSACTIONS (Note 7)	(60,805,496)	(6,191,821)	(26,171,545)	(31,588,373)	178,852,095	(330,261,754)	(2,173,387)	(12,596,917)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,976,373)	2,787,189	(11,042,478)	(24,511,731)	473,450,119	(219,999,721)	(120,810)	(8,972,996)
NET ASSETS:
Beginning of period	415,598,093	412,810,904	366,676,688	391,188,419	1,706,606,671	1,926,606,392	55,486,100	64,459,096
End of period	$364,621,720	$415,598,093	$355,634,210	$366,676,688	$2,180,056,790	$1,706,606,671	$55,365,290	$55,486,100
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	International Growth Fund		International Opportunities Fund		International Socially Responsible Fund		International Value Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$200,327	$346,197	$5,001,994	$5,066,632	$11,105,566	$11,555,750	$11,816,460	$12,703,286
Net realized gain (loss) on investments and foreign currencies	30,743,634	20,924,138	75,925,703	27,899,809	63,471,418	17,577,540	51,314,271	24,425,719
Net unrealized gain (loss) on investments and foreign currencies	(18,469,943)	41,326,189	(22,680,274)	2,177,677	32,908,360	26,424,628	43,666,175	29,760,629
Net increase (decrease) in net assets resulting from operations	12,474,018	62,596,524	58,247,423	35,144,118	107,485,344	55,557,918	106,796,906	66,889,634
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(8,931,886)	—	(13,121,378)	(10,029,083)	(29,928,456)	(17,294,252)	(38,317,268)	(44,473,241)
CAPITAL SHARE TRANSACTIONS (Note 7)	(42,470,057)	(58,227,499)	(75,672,287)	(106,736,364)	(124,283,310)	19,569,864	50,522,579	(95,556,445)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(38,927,925)	4,369,025	(30,546,242)	(81,621,329)	(46,726,422)	57,833,530	119,002,217	(73,140,052)
NET ASSETS:
Beginning of period	380,780,132	376,411,107	328,590,851	410,212,180	557,281,387	499,447,857	396,880,244	470,020,296
End of period	$341,852,207	$380,780,132	$298,044,609	$328,590,851	$510,554,965	$557,281,387	$515,882,461	$396,880,244

	Large Cap Core Fund		Mid Cap Index Fund		Mid Cap Strategic Growth Fund		Mid Cap Value Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,314,703	$1,963,639	$26,812,825	$32,348,454	$(971,583)	$(180,438)	$3,951,457	$7,070,075
Net realized gain (loss) on investments and foreign currencies	138,430,193	72,041,265	380,959,655	268,071,665	150,470,075	115,618,855	71,152,750	69,117,148
Net unrealized gain (loss) on investments and foreign currencies	(9,689,149)	(34,355,909)	176,585,974	(249,464,265)	56,751,011	29,959,741	41,465,649	(58,928,599)
Net increase (decrease) in net assets resulting from operations	131,055,747	39,648,995	584,358,454	50,955,854	206,249,503	145,398,158	116,569,856	17,258,624
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(74,422,597)	(130,629,161)	(303,953,460)	(350,985,209)	(79,831,288)	(954,220)	(83,764,236)	(67,031,458)
CAPITAL SHARE TRANSACTIONS (Note 7)	174,869,800	48,246,620	(247,841,061)	(137,712,543)	(158,830,583)	(72,917,086)	54,370,081	(41,132,980)
TOTAL INCREASE (DECREASE) IN NET ASSETS	231,502,950	(42,733,546)	32,563,933	(437,741,898)	(32,412,368)	71,526,852	87,175,701	(90,905,814)
NET ASSETS:
Beginning of period	587,484,620	630,218,166	2,550,031,493	2,987,773,391	1,190,324,235	1,118,797,383	594,435,897	685,341,711
End of period	$818,987,570	$587,484,620	$2,582,595,426	$2,550,031,493	$1,157,911,867	$1,190,324,235	$681,611,598	$594,435,897
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Moderate Allocation Lifestyle Fund		Nasdaq-100® Index Fund		Science & Technology Fund		Small Cap Core Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$22,956,006	$25,272,170	$2,898,203	$3,850,600	$(13,969,004)	$(13,037,662)	$1,403,706	$2,418,092
Net realized gain (loss) on investments and foreign currencies	123,796,059	33,004,190	182,521,485	97,250,818	330,039,616	556,780,610	25,413,085	13,093,919
Net unrealized gain (loss) on investments and foreign currencies	17,038,608	31,267,177	217,510,517	40,758,670	1,219,294,726	(128,711,301)	1,536,661	(30,173,880)
Net increase (decrease) in net assets resulting from operations	163,790,673	89,543,537	402,930,205	141,860,088	1,535,365,338	415,031,647	28,353,452	(14,661,869)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(60,838,285)	(22,050,761)	(101,542,515)	(186,693,827)	(208,797,690)	—	(14,928,643)	(18,601,622)
CAPITAL SHARE TRANSACTIONS (Note 7)	(57,627,603)	(96,625,979)	(23,957,318)	100,107,137	(239,476,103)	(328,181,190)	(13,454,249)	(8,663,011)
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,324,785	(29,133,203)	277,430,372	55,273,398	1,087,091,545	86,850,457	(29,440)	(41,926,502)
NET ASSETS:
Beginning of period	996,804,322	1,025,937,525	1,017,619,199	962,345,801	2,777,814,281	2,690,963,824	173,460,370	215,386,872
End of period	$1,042,129,107	$996,804,322	$1,295,049,571	$1,017,619,199	$3,864,905,826	$2,777,814,281	$173,430,930	$173,460,370

	Small Cap Growth Fund		Small Cap Index Fund		Small Cap Value Fund		Stock Index Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(2,926,034)	$(2,601,622)	$9,518,372	$10,428,639	$1,594,508	$3,163,553	$65,483,688	$72,556,438
Net realized gain (loss) on investments and foreign currencies	34,389,735	51,513,784	116,066,203	42,576,542	32,905,229	40,480,293	922,058,507	683,201,162
Net unrealized gain (loss) on investments and foreign currencies	87,850,190	(33,597,963)	283,561,161	(36,955,496)	50,239,509	(44,919,039)	755,970,141	63,924,516
Net increase (decrease) in net assets resulting from operations	119,313,891	15,314,199	409,145,736	16,049,685	84,739,246	(1,275,193)	1,743,512,336	819,682,116
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(12,758,808)	(896,724)	(67,877,191)	(46,742,863)	(38,068,336)	(21,283,530)	(752,507,766)	(178,246,666)
CAPITAL SHARE TRANSACTIONS (Note 7)	(104,618,443)	(9,116,308)	(27,807,242)	5,204,277	(39,542,959)	(109,003,157)	(262,263,122)	(654,998,453)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,936,640	5,301,167	313,461,303	(25,488,901)	7,127,951	(131,561,880)	728,741,448	(13,563,003)
NET ASSETS:
Beginning of period	538,338,641	533,037,474	1,054,985,882	1,080,474,783	244,584,408	376,146,288	6,429,618,917	6,443,181,920
End of period	$540,275,281	$538,338,641	$1,368,447,185	$1,054,985,882	$251,712,359	$244,584,408	$7,158,360,365	$6,429,618,917
See Notes to Financial Statements

VALIC Company I
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	Systematic Core Fund		Systematic Growth Fund		Systematic Value Fund		U.S. Socially Responsible Fund
	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025	For the Year Ended May 31, 2026	For the Year Ended May 31, 2025
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,025,204	$4,440,314	$(1,297,960)	$(274,388)	$7,009,986	$6,546,915	$4,575,542	$6,730,527
Net realized gain (loss) on investments and foreign currencies	77,759,940	38,568,187	151,705,726	133,688,695	70,472,914	40,593,082	111,059,993	65,159,932
Net unrealized gain (loss) on investments and foreign currencies	62,799,065	29,190,507	94,356,649	10,733,109	42,583,031	7,796,827	(9,103,944)	(7,176,852)
Net increase (decrease) in net assets resulting from operations	144,584,209	72,199,008	244,764,415	144,147,416	120,065,931	54,936,824	106,531,591	64,713,607
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(42,998,101)	(26,840,231)	(134,373,100)	(80,524,325)	(46,487,614)	(26,986,609)	(71,614,241)	(108,333,269)
CAPITAL SHARE TRANSACTIONS (Note 7)	(115,681,063)	63,140,303	(30,137,745)	(51,257,512)	123,010,197	(24,058,505)	(174,897,256)	(57,950,450)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,094,955)	108,499,080	80,253,570	12,365,579	196,588,514	3,891,710	(139,979,906)	(101,570,112)
NET ASSETS:
Beginning of period	693,825,624	585,326,544	985,521,185	973,155,606	456,509,594	452,617,884	559,862,695	661,432,807
End of period	$679,730,669	$693,825,624	$1,065,774,755	$985,521,185	$653,098,108	$456,509,594	$419,882,789	$559,862,695
See Notes to Financial Statements

VALIC Company I
NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization
 VALIC Company I (the “Company" or "VC I"), a Maryland Corporation, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Company is comprised of 36 funds (each, a “Fund,” and collectively, the “Funds”). The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”), an indirect wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”), serves as investment adviser for all the Funds of the Company.
 On March 26, 2026, Corebridge and Equitable Holdings, Inc. (“EQH”) announced that they have entered into a definitive agreement to merge (the “Transaction”). The Transaction is expected to close by the end of 2026, subject to customary closing conditions, including the receipt of requisite regulatory approvals and approval of the shareholders of both Corebridge and EQH.  Under the 1940 Act, an investment advisory agreement between a registered investment company, such as VC I, and its investment adviser must include a provision providing for its automatic termination upon its “assignment” (as defined in the 1940 Act). The closing of the Transaction may be deemed to cause an “assignment” of the Investment Advisory Agreement between VC I, on behalf of each Fund, and VALIC. As a result, the closing of the Transaction may cause the Investment Advisory Agreement to terminate automatically in accordance with its terms. It is anticipated that, prior to the closing of the Transaction, VC I’s Board of Directors (the “Board”) will consider a new investment advisory agreement between VC I, on behalf of each Fund, and VALIC. If approved by the Board, the new investment advisory agreement will be presented to the Funds’ shareholders for approval, and, if approved by shareholders, it will take effect upon the closing of the Transaction.
 Shares of the Funds are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by life insurance companies affiliated with the Adviser (the “Life Companies”), and are also offered to certain employer-sponsored retirement plans and individual retirement accounts and certain affiliated mutual funds.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
 The Aggressive Allocation Lifestyle Fund, Conservative Allocation Lifestyle Fund and Moderate Allocation Lifestyle Fund (the “Lifestyle Funds”) are structured as fund-of-funds and invest in affiliated mutual funds (the “Underlying Funds”).  The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in Underlying Funds.
 Each Fund is diversified with the exception of Growth Fund, International Government Bond Fund, Nasdaq-100® Index Fund, Science & Technology Fund and Systematic Growth Fund, which are non-diversified as defined by the 1940 Act.
 Effective September 29, 2025 (April 30, 2026 for the Small Cap Special Values Fund), the following Funds had name changes:
Former Name	New Name
Aggressive Growth Lifestyle Fund	Aggressive Allocation Lifestyle Fund
Conservative Growth Lifestyle Fund	Conservative Allocation Lifestyle Fund
Large Capital Growth Fund	Large Cap Core Fund
Moderate Growth Lifestyle Fund	Moderate Allocation Lifestyle Fund
Small Cap Special Values Fund	Small Cap Core Fund
 Indemnifications: The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds. In addition, pursuant to Indemnification Agreements between the Funds and each of the current (and certain former) directors who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Funds (collectively, the “Disinterested Directors”), the Funds provide the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Funds, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business the Funds enter into contracts that contain the obligation to indemnify others. The Funds' maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.
Note 2 — Significant Accounting Policies
 The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Fund is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Company, in the preparation of its financial statements:
 Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Directors (the “Board”)
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of May 31, 2026, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Fund may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Funds’ fair determinations may vary from fair value determinations made by other funds for the same securities.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated VALIC as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. VALIC, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
 Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
 Loans: Certain Funds invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
 Mortgage-Backed Dollar Rolls: Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
 Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the SEC, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Company’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.
 Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.
 When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
 Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
 The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Lifestyle Funds, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Company's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund earns income from the investment of cash collateral, as well as lending fees, net of any rebates paid to borrowers and expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income, net of fees and any rebates paid to borrowers, is recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
 Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
 Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.
 In consideration of recent decisions rendered by the European courts, certain Funds filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the current period, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $1,282,427 for the International Equities Index Fund and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
 Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
 Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Funds. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
 Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.
 The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
 Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds file U.S. federal and certain state income tax returns. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
 Operating Segments: An operating segment is defined in FASB Accounting Standards Update ("ASU") 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.  Under Topic 280, the Funds’ Principal Executive Officer and Principal Financial Officer act as the Funds’ CODM and have determined that the Funds have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Funds’ financial statements.
Recent Accounting and Regulatory Developments
 In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740) - Improvements to Income Tax Disclosures”. ASU 2023-09 requires public entities to enhance the transparency and decision usefulness of income tax disclosures for investors. ASU 2023-09 became effective for fiscal years beginning after December 15, 2024. Adoption of the Rule had no material impact on the Funds' financial statements.
 During the period ended May 31, 2026, the Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and, therefore, did not include any additional disclosures in these financial statements.
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Swap Contracts: Certain Funds may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Fund and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Fund attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Fund. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Inflation Swap Agreements:  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on the same notional amount.  The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount.  If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.
 Inflation swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Fund of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
 Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 The following tables represent the value of derivatives held as of May 31, 2026, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended May 31, 2026. For a detailed presentation of derivatives held as of May 31, 2026, please refer to the schedule at the end of each Fund’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swaps Contracts(2)	Purchased Options Contracts(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written Contracts(5)	Foreign Forward Exchange Contracts(6)
Fund	Inflation Contracts
Inflation Protected	$—	$393,270	$—	$—	$—	$—	$—	$—
	Interest Rate Contracts
Core Bond	757,917	—	—	—	706,611	—	—	—
Global Strategy	63,188	—	—	—	6,473	—	—	—
Government Securities	102,009	—	—	—	6,126	—	—	—
Inflation Protected	243,660	154,884	—	—	215,883	—	—	—
	Equity Contracts
Asset Allocation	5,423	—	—	—	—	—	—	—
Dynamic Allocation	177,816	—	983,480	—	—	—	—	—
Emerging Economies	482,796	—	—	—	—	—	—	—
Global Strategy	129,154	—	—	—	—	—	—	—
Growth	58,357	—	—	—	—	—	—	—
International Equities Index	943,598	30,253	—	—	—	12,591	—	—
International Socially Responsible	210,944	2,051	—	—	11,716	12,285	—	—
Large Cap Core	64,257	—	—	—	—	—	—	—
Mid Cap Index	293,231	—	—	—	—	27,411	—	—
Nasdaq-100® Index	189,577	—	—	—	—	—	—	—
Small Cap Index	404,305	99,422	—	—	—	310,191	—	—
Small Cap Value	181,579	—	—	—	—	—	—	—
Stock Index	373,269	—	—	—	—	—	—	—
U.S. Socially Responsible	135,983	—	—	—	—	—	—	—
	Credit Contracts
Global Strategy	—	13,139	—	—	—	—	—	—
High Yield Bond	—	—	—	—	—	121,373	—	—
	Foreign Exchange Contracts
Global Strategy	—	—	—	82,639	—	—	—	151,457
High Yield Bond	—	—	—	5,302	—	—	—	9,743
Inflation Protected	—	—	—	371,099	—	—	—	2,837,582
International Value	—	—	—	298,289	—	—	—	393,244
Small Cap Growth	—	—	—	75,679	—	—	—	23,196

(1)
Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.

(2)
For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.

(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Inflation Contracts
Inflation Protected	$—	$20,111	$—	$—	$—
	Interest Rate Contracts
Core Bond	1,669,999	—	—	—	—
Global Strategy	465,123	—	—	—	—
Government Securities	(388,893)	—	—	—	—
High Yield Bond	(906)	—	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Fund	Interest Rate Contracts
Inflation Protected	$942,508	$—	$—	$—	$—
	Equity Contracts
Asset Allocation	58,571	—	—	—	—
Dynamic Allocation	2,056,624	—	—	(3,471,154)	—
Emerging Economies	4,110,057	—	—	—	—
Global Strategy	21,937	—	—	—	—
Government Securities	—	—	24,609	(41,016)	—
Growth	(94,881)	—	—	—	—
International Equities Index	6,256,135	(64,379)	—	—	—
International Socially Responsible	1,290,721	(30,731)	—	—	—
Large Cap Core	(51,436)	—	—	—	—
Mid Cap Index	1,494,960	(894,835)	—	—	—
Nasdaq-100® Index	1,373,940	—	—	—	—
Small Cap Index	104,119	3,026,299	—	—	—
Small Cap Value	1,100,864	—	—	—	—
Stock Index	5,216,320	—	—	—	—
U.S. Socially Responsible	596,036	—	—	—	—
	Credit Contracts
Global Strategy	—	7,670	—	—	—
High Yield Bond	—	(94,630)	—	—	—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	(988,062)
High Yield Bond	—	—	—	—	(30,214)
Inflation Protected	—	—	—	—	(12,235,119)
International Socially Responsible	—	—	—	—	54,487
International Value	—	—	—	—	1,815,739
Small Cap Growth	—	—	—	—	(344,989)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Inflation Contracts
Inflation Protected	$—	$204,360	$—	$—	$—
	Interest Rate Contracts
Core Bond	(1,013,705)	—	—	—	—
Global Strategy	(94,550)	—	—	—	—
Government Securities	95,883	—	—	—	—
Inflation Protected	294,865	137,997	—	—	—
	Equity Contracts
Asset Allocation	5,423	—	—	—	—
Dynamic Allocation	548,787	—	—	119,749	—
Emerging Economies	589,781	—	—	—	—
Global Strategy	128,232	—	—	—	—
Growth	66,174	—	—	—	—
International Equities Index	935,639	21,161	—	—	—
International Socially Responsible	196,531	(9,934)	—	—	—
Large Cap Core	64,257	—	—	—	—
Mid Cap Index	315,993	(111,798)	—	—	—
Nasdaq-100® Index	144,184	—	—	—	—
Small Cap Index	508,719	(324,993)	—	—	—
Small Cap Value	200,406	—	—	—	—
Stock Index	600,851	—	—	—	—
U.S. Socially Responsible	137,881	—	—	—	—
	Credit Contracts
Global Strategy	—	12,483	—	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Fund	Credit Contracts
High Yield Bond	$—	$(121,373)	$—	$—	$—
	Foreign Forward Exchange Contracts
Global Strategy	—	—	—	—	144,641
High Yield Bond	—	—	—	—	28,357
Inflation Protected	—	—	—	—	2,820,936
International Value	—	—	—	—	(248,905)
Small Cap Growth	—	—	—	—	532,064

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts
 The following table represents the average monthly balances of derivatives held during the year ended May 31, 2026.
	Average Amount Outstanding During the Period
Fund	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Inflation Swap Contracts(1)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Written Call Option Contracts(2)	Contract For Difference Swaps Contracts(1)
Asset Allocation	$84,266	$—	$—	$—	$—	$—	$—	$—	$—
Core Bond	198,538,244	—	—	—	—	—	—	—	—
Dynamic Allocation	13,160,403	—	—	961,067	—	—	—	—	—
Emerging Economies	15,531,401	—	—	—	—	—	—	—	—
Global Strategy	15,664,535	25,831,641	—	—	—	—	490,000	—	—
Government Securities	9,096,100	—	11,621	—	—	—	—	6,836	—
Growth	2,227,053	—	—	—	—	—	—	—	—
High Yield Bond	—	14,922,258	—	—	—	—	1,305,634	—	—
Inflation Protected	117,235,682	189,700,191	—	—	36,614,167	3,640,833	—	—	—
International Equities Index	25,911,795	—	—	—	—	—	—	—	1,339,982
International Socially Responsible	5,880,824	93,646	—	—	—	—	—	—	528,853
International Value	—	79,309,842	—	—	—	—	—	—	—
Large Cap Core	503,450	—	—	—	—	—	—	—	—
Mid Cap Index	13,103,288	—	—	—	—	—	—	—	6,422,764
Nasdaq-100® Index	4,701,464	—	—	—	—	—	—	—	—
Small Cap Growth	—	11,939,286	—	—	—	—	—	—	—
Small Cap Index	7,802,774	—	—	—	—	—	—	—	7,593,859
Small Cap Value	4,847,080	—	—	—	—	—	—	—	—
Stock Index	38,135,810	—	—	—	—	—	—	—	—
U.S. Socially Responsible	3,872,192	—	—	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
 The following table represents the Funds' objectives for using derivative instruments for the year ended May 31, 2026:
	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swaps
Asset Allocation	1	-	-	-	-	-	-

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Objectives for Using Derivatives
Fund	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Contracts For Difference Swaps
Core Bond	1, 2	-	-	-	-	-	-
Dynamic Allocation	1	-	1	-	-	-	-
Emerging Economies	1	-	-	-	-	-	-
Global Strategy	1, 2	3	-	-	-	4, 5	-
Government Securities	1, 2	-	-	-	-	-	-
Growth	1	-	-	-	-	-	-
High Yield Bond	-	3	-	-	-	5	-
Inflation Protected	1, 2	3	-	6	2, 5, 6	-	-
International Equities Index	1	-	-	-	-	-	1
International Socially Responsible	1	-	-	-	-	-	1
International Value	-	3	-	-	-	-	-
Large Cap Core	1	-	-	-	-	-	-
Mid Cap Index	1	-	-	-	-	-	1
Nasdaq-100® Index	1	-	-	-	-	-	-
Small Cap Growth	-	3	-	-	-	-	-
Small Cap Index	1	-	-	-	-	-	1
Small Cap Value	1	-	-	-	-	-	-
Stock Index	1	-	-	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-	-	-

(1)
To manage exposures in certain securities markets.
(2)
To manage interest rate risk and the duration of the portfolio.
(3)
To manage foreign currency exchange rate risk.
(4)
To manage credit risk.
(5)
To manage against or gain exposure to certain securities and/or sectors.
(6)
To manage inflation risk and the duration of the portfolio.
 The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of May 31, 2026. The repurchase agreements held by the Funds as of May 31, 2026, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements.
	Dynamic Allocation Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$184,170	$184,170	$—	$—	$—	$—	$184,170	$(184,170)	$—
Goldman Sachs International	—	—	799,310	799,310	—	—	—	—	799,310	(799,310)	—
Total	$—	$—	$983,480	$983,480	$—	$—	$—	$—	$983,480	$(983,480)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$32,838	$—	$—	$32,838	$—	$—	$—	$—	$32,838	$—	$32,838
HSBC Bank PLC	49,801	—	—	49,801	139,510	—	—	139,510	(89,709)	89,709	—
JPMorgan Chase Bank, N.A.	—	6,231	—	6,231	11,947	—	—	11,947	(5,716)	—	(5,716)
Total	$82,639	$6,231	$—	$88,870	$151,457	$—	$—	$151,457	$(62,587)	$89,709	$27,122

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Deutsche Bank AG	$—	$—	$—	$—	$9,743	$—	$—	$9,743	$(9,743)	$—	$(9,743)
State Street Bank & Trust Co.	5,302	—	—	5,302	—	—	—	—	5,302	—	5,302
Total	$5,302	$—	$—	$5,302	$9,743	$—	$—	$9,743	$(4,441)	$—	$(4,441)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Inflation Protected Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$252	$241,416	$—	$241,668	$1,033,060	$—	$—	$1,033,060	$(791,392)	$791,392	$—
Barclays Bank PLC	4,535	—	—	4,535	—	—	—	—	4,535	—	4,535
BNP Paribas SA	92,496	—	—	92,496	7,677	—	—	7,677	84,819	—	84,819
Citibank, N.A.	—	—	—	—	14,602	—	—	14,602	(14,602)	—	(14,602)
Deutsche Bank AG	—	—	—	—	495,040	—	—	495,040	(495,040)	—	(495,040)
Goldman Sachs International	—	—	—	—	209,920	—	—	209,920	(209,920)	—	(209,920)
HSBC Bank PLC	104,922	—	—	104,922	32,229	—	—	32,229	72,693	—	72,693
Morgan Stanley & Co. International PLC	—	—	—	—	253,775	—	—	253,775	(253,775)	—	(253,775)
Royal Bank of Canada	11,134	—	—	11,134	—	—	—	—	11,134	—	11,134
Standard Chartered Bank	15,387	—	—	15,387	706,756	—	—	706,756	(691,369)	—	(691,369)
State Street Bank & Trust Co.	130,856	—	—	130,856	—	—	—	—	130,856	—	130,856
The Bank of New York Mellon	5,119	—	—	5,119	—	—	—	—	5,119	—	5,119
UBS AG	6,398	—	—	6,398	9,720	—	—	9,720	(3,322)	—	(3,322)
Wells Fargo & Co.	—	—	—	—	2,232	—	—	2,232	(2,232)	—	(2,232)
Westpac Banking Corp.	—	—	—	—	72,571	—	—	72,571	(72,571)	—	(72,571)
Total	$371,099	$241,416	$—	$612,515	$2,837,582	$—	$—	$2,837,582	$(2,225,067)	$791,392	$(1,433,675)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Equities Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$7,012	$—	$7,012	$(7,012)	$7,012	$—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$3,666	$—	$3,666	$—	$—	$—	$—	$3,666	$—	$3,666
Goldman Sachs & Co. LLC	—	11,699	—	11,699	—	—	—	—	11,699	(11,699)	—
HSBC Holdings	—	11,545	—	11,545	—	—	—	—	11,545	(11,545)	—
JPMorgan Securities, LLC	—	3,343	—	3,343	—	5,579	—	5,579	(2,236)	—	(2,236)
Total	$—	$30,253	$—	$30,253	$—	$12,591	$—	$12,591	$17,662	$(16,232)	$1,430

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Socially Responsible Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$—	$—	$—	$—	$12,285	$—	$12,285	$(12,285)	$12,285	$—
HSBC Holdings	—	2,051	—	2,051	—	—	—	—	2,051	(2,051)	—
Total	$—	$2,051	$—	$2,051	$—	$12,285	$—	$12,285	$(10,234)	$10,234	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$—	$—	$—	$—	$3,604	$—	$—	$3,604	$(3,604)	$—	$(3,604)
Citibank, N.A.	102,825	—	—	102,825	—	—	—	—	102,825	—	102,825
HSBC Bank PLC	10,148	—	—	10,148	241,957	—	—	241,957	(231,809)	—	(231,809)
JPMorgan Chase Bank, N.A.	—	—	—	—	73,928	—	—	73,928	(73,928)	—	(73,928)
Morgan Stanley Bank, N.A.	—	—	—	—	70,253	—	—	70,253	(70,253)	—	(70,253)
UBS AG	180,970	—	—	180,970	—	—	—	—	180,970	—	180,970
Wells Fargo Bank NA	4,346	—	—	4,346	3,502	—	—	3,502	844	—	844
Total	$298,289	$—	$—	$298,289	$393,244	$—	$—	$393,244	$(94,955)	$—	$(94,955)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Mid Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$3,926	$—	$3,926	$(3,926)	$3,926	$—
BNP Paribas	—	—	—	—	—	23,485	—	23,485	(23,485)	20,000	(3,485)
Total	$—	$—	$—	$—	$—	$27,411	$—	$27,411	$(27,411)	$23,926	$(3,485)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Small Cap Growth Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$35,300	$—	$—	$35,300	$17,358	$—	$—	$17,358	$17,942	$—	$17,942
JPMorgan Chase Bank, N.A.	—	—	—	—	2,504	—	—	2,504	(2,504)	—	(2,504)
UBS AG	40,379	—	—	40,379	3,334	—	—	3,334	37,045	—	37,045
Total	$75,679	$—	$—	$75,679	$23,196	$—	$—	$23,196	$52,483	$—	$52,483

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Small Cap Index Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$9,201	$—	$9,201	$—	$20,554	$—	$20,554	$(11,353)	$11,353	$—
BNP Paribas	—	39,415	—	39,415	—	676	—	676	38,739	(38,739)	—
Goldman Sachs & Co. LLC	—	28,422	—	28,422	—	—	—	—	28,422	(28,422)	—
HSBC Holdings	—	22,384	—	22,384	—	26,949	—	26,949	(4,565)	4,565	—
JPMorgan Securities, LLC	—	—	—	—	—	262,012	—	262,012	(262,012)	262,012	—
Total	$—	$99,422	$—	$99,422	$—	$310,191	$—	$310,191	$(210,769)	$210,769	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
 The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies,  investments in REITs, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, inflation securities, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2026
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Allocation Lifestyle	$17,145,855	$110,631,646	$99,014,404	$19,550,484	$23,308,724
Asset Allocation	2,488,450	12,941,200	16,554,233	2,999,217	8,368,754
Capital Appreciation	638,563	24,916,316	120,038,506	3,449,708	15,563,051
Conservative Allocation Lifestyle	8,553,499	14,705,263	4,423,638	9,096,059	—
Core Bond	99,640,375	(256,521,653)	(121,422,270)	101,896,826	—
Dividend Value	30,359,774	70,376,297	95,522,653	18,835,086	51,369,594
Dynamic Allocation	5,483,719	9,864,866	3,295,965	5,776,409	415,157
Emerging Economies**	61,665,056	30,461,695	256,091,197	15,985,892	1,496,036
Global Real Estate	6,185,796	(84,614,166)	26,402,033	8,767,748	—
Global Strategy	7,298,364	16,252,180	44,043,092	7,279,893	—
Government Securities	5,375,406	(18,656,362)	(8,276,302)	3,849,732	—
Growth	6,496,564	417,020,902	567,569,179	—	193,694,632
High Yield Bond	22,263,028	(43,662,723)	1,286,327	22,052,958	—
Inflation Protected	13,138,512	(87,206,716)	(13,275,147)	9,498,787	—
International Equities Index	73,208,289	206,497,784	595,327,637	47,556,494	78,662,916
International Government Bond***	1,002,779	(21,826,079)	(1,885,804)	1,002,779	—
International Growth	732,243	29,649,019	107,126,337	436,017	8,495,869
International Opportunities	37,069,914	25,199,755	12,324,275	13,121,378	—
International Socially Responsible	19,439,278	55,948,383	147,451,816	14,371,991	15,556,465

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2026
Fund	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
International Value	$27,726,919	$36,771,736	$89,286,943	$27,623,012	$10,694,256
Large Cap Core	9,241,108	134,207,214	123,051,607	5,332,859	69,089,738
Mid Cap Index	41,142,522	365,919,415	758,219,073	62,390,803	241,562,657
Mid Cap Strategic Growth	23,114,650	130,299,368	243,529,369	—	79,831,288
Mid Cap Value	37,394,115	27,411,919	47,327,814	24,936,507	58,827,729
Moderate Allocation Lifestyle	27,739,664	117,178,927	76,869,778	30,285,160	30,553,125
Nasdaq-100® Index	4,530,701	181,136,061	755,400,919	3,789,081	97,753,434
Science & Technology	4,309,063	318,568,565	1,920,713,522	—	208,797,690
Small Cap Core	5,810,627	19,380,955	1,442,419	3,743,904	11,184,739
Small Cap Growth**	5,484,954	(55,214,117)	80,184,872	12,758,808	—
Small Cap Index	22,386,769	103,184,564	398,611,205	10,929,053	56,948,138
Small Cap Value	15,255,615	17,748,925	44,594,769	4,879,473	33,188,863
Stock Index	63,736,047	914,083,263	5,146,298,634	77,841,460	674,666,306
Systematic Core	4,701,191	76,437,018	280,466,531	7,028,044	35,970,057
Systematic Growth	—	151,400,061	427,131,098	15,775,105	118,597,995
Systematic Value	29,351,300	48,265,311	104,416,878	18,971,110	27,516,504
U.S. Socially Responsible	7,299,319	107,687,031	166,381,288	6,524,244	65,089,997

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
**	The Fund's Long-term Gains/Capital Loss Carryover includes both Long-term Capital Capital Gains and Capital Loss Carryforward due to ownership change limitations.
***	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2025.

	Tax Distributions
	For the year ended May 31, 2025
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Allocation Lifestyle	$11,802,505	$6,466,028
Asset Allocation	2,854,149	5,079,850
Capital Appreciation	825,165	3,461,037
Conservative Allocation Lifestyle	7,642,651	—
Core Bond	101,852,375	—
Dividend Value	22,887,153	19,447,649
Dynamic Allocation	3,789,210	321,854
Emerging Economies	26,325,689	—
Global Real Estate	6,623,573	—
Global Strategy	8,347,100	—
Government Securities	3,794,637	—
Growth	821,167	52,396,580
High Yield Bond	22,356,353	—
Inflation Protected	6,616,286	—
International Equities Index	62,125,144	18,985,344
International Opportunities	10,029,083	—
International Socially Responsible	13,674,793	3,619,459
International Value	24,553,110	19,920,131
Large Cap Core	4,950,197	125,678,964
Mid Cap Index	66,373,714	284,611,495
Mid Cap Strategic Growth	954,220	—
Mid Cap Value	24,700,391	42,331,067
Moderate Allocation Lifestyle	22,050,761	—
Nasdaq-100® Index	5,052,206	181,641,621
Small Cap Core	3,288,087	15,313,535
Small Cap Growth	896,724	—
Small Cap Index	13,144,640	33,598,223
Small Cap Value	7,105,987	14,177,543
Stock Index	88,228,718	90,017,948
Systematic Core	6,409,005	20,431,226
Systematic Growth	36,008,347	44,515,978
Systematic Value	20,532,189	6,454,420
U.S. Socially Responsible	8,351,348	99,981,921

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 As of May 31, 2026, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Fund	ST	LT
Core Bond*	$59,396,741	$197,124,912
Emerging Economies*	25,003,676	5,099,769
Global Real Estate*	15,808,396	68,805,770
Government Securities*	5,062,126	13,594,236
High Yield Bond*	—	43,662,723
Inflation Protected*	12,303,646	74,903,070
International Government Bond*,**	6,213,395	15,612,684
Small Cap Growth*	2,456,872	59,925,980

*
The Funds had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended May 31, 2025. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.

**	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2025.
 The Funds indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended May 31, 2026.
Fund	Capital Loss Carryforward Utilized
Conservative Allocation Lifestyle	$4,200,889
Emerging Economies	22,134,988
Global Real Estate	2,290,669
Global Strategy	12,242,113
High Yield Bond	6,708,604
International Opportunities	18,225,645
Small Cap Growth	19,295,957
 For the year ended May 31, 2026, the reclassifications between total accumulated earnings (loss) and paid-in capital resulting from book/tax differences were as follows:
Fund	Accumulated Earnings(Loss)	Paid-In Capital
Systematic Growth	$1,289,061	$(1,289,061)
 The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Aggressive Allocation Lifestyle	$109,180,525	$(10,166,121)	$99,014,404	$689,860,732
Asset Allocation	23,774,680	(7,220,618)	16,554,062	132,446,620
Capital Appreciation	135,916,202	(15,877,696)	120,038,506	338,766,075
Conservative Allocation Lifestyle	15,066,392	(10,642,754)	4,423,638	279,034,553
Core Bond	20,578,286	(142,000,573)	(121,422,287)	2,774,363,205
Dividend Value	129,252,981	(33,750,438)	95,502,543	818,302,789
Dynamic Allocation	7,495,285	(4,199,320)	3,295,965	122,303,053
Emerging Economies	321,187,039	(63,633,272)	257,553,767	680,548,655
Global Real Estate	40,188,979	(13,803,965)	26,385,014	296,177,604
Global Strategy	50,927,258	(6,897,275)	44,029,983	201,372,874
Government Securities	369,152	(8,645,454)	(8,276,302)	207,355,784
Growth	593,828,206	(26,263,894)	567,564,312	1,122,706,111
High Yield Bond	7,923,302	(6,632,622)	1,290,680	372,234,194
Inflation Protected	12,523,630	(25,802,485)	(13,278,855)	384,257,568
International Equities Index	699,660,906	(105,217,173)	594,443,733	1,576,828,905
International Government Bond*	667,196	(2,503,086)	(1,835,890)	56,502,339
International Growth	123,709,654	(15,824,599)	107,885,055	228,789,235
International Opportunities	38,542,638	(26,245,002)	12,297,636	287,408,870
International Socially Responsible	167,977,658	(20,680,483)	147,297,175	352,978,432
International Value	106,202,838	(16,984,788)	89,218,050	418,931,885

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
Large Cap Core	$152,696,768	$(29,647,001)	$123,049,767	$687,433,692
Mid Cap Index	929,760,391	(171,541,318)	758,219,073	1,858,158,624
Mid Cap Strategic Growth	315,265,320	(71,735,955)	243,529,365	920,275,976
Mid Cap Value	83,568,678	(36,240,867)	47,327,811	638,009,458
Moderate Allocation Lifestyle	105,191,796	(28,322,018)	76,869,778	965,348,048
Nasdaq-100® Index	781,046,319	(25,645,400)	755,400,919	541,722,843
Science & Technology	1,972,374,956	(51,659,113)	1,920,715,843	1,954,826,922
Small Cap Core	11,237,838	(9,795,419)	1,442,419	171,813,453
Small Cap Growth	116,286,301	(36,101,428)	80,184,873	463,228,138
Small Cap Index	528,649,935	(130,038,729)	398,611,206	994,419,396
Small Cap Value	55,730,020	(11,135,251)	44,594,769	210,084,815
Stock Index	5,256,778,151	(110,479,517)	5,146,298,634	2,008,375,995
Systematic Core	296,920,644	(16,454,113)	280,466,531	398,745,920
Systematic Growth	452,945,732	(25,814,634)	427,131,098	622,393,907
Systematic Value	129,973,286	(25,556,408)	104,416,878	555,222,925
U.S. Socially Responsible	183,744,123	(17,362,835)	166,381,288	252,920,446

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2025.
Note 5 — Advisory Fees and Other Transactions with Affiliates
 VALIC serves as investment adviser to the Company and employs investment subadvisers that make investment decisions for the Funds. The Funds pay VALIC a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. VALIC has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Funds. The subadvisers are compensated for their services by VALIC.
Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Aggressive Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Asset Allocation	J.P. Morgan Investment Management Inc.	0.500% on the first $300 million 0.475% on the next $200 million 0.450% on assets over $500 million	0.450% on the first $300 million 0.425% on the next $200 million 0.400% on assets over $500 million
Capital Appreciation	Columbia Management Investment Advisers, LLC	0.550% on the first $1 billion 0.525% on assets over $1 billion	No fee waiver
Conservative Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%
Core Bond	J.P. Morgan Investment Management Inc. PineBridge Investments LLC	0.50% on the first $200 million 0.45% on the next $300 million 0.40% on assets over $500 million	0.47% on the first $200 million 0.42% on the next $300 million 0.37% on assets over $500 million
Dividend Value	BlackRock Investment Management, LLC ClearBridge Investments, LLC	0.75% on the first $250 million 0.72% on the next $250 million 0.67% on the next $500 million 0.62% on assets over $1 billion	0.60% on the first $250 million 0.57% on the next $250 million 0.52% on the next $500 million 0.47% on assets over $1 billion
Dynamic Allocation	AllianceBernstein LP(1)	0.25% on the first $1 billion 0.22% on the next $1 billion 0.20% on assets over $2 billion	Voluntary Waiver(2)
Emerging Economies	BlackRock Investment Management, LLC	0.81% on the first $250 million 0.76% on the next $250 million 0.71% on assets over $500 million 0.66% on assets over $1 billion	No fee waiver
Global Real Estate	Duff & Phelps Investment Management Co. Massachusetts Financial Services Company	0.75% on the first $250 million 0.70% on the next $250 million 0.65% on assets over $500 million	0.74% on the first $250 million 0.69% on the next $250 million 0.64% on assets over $500 million
Global Strategy	Franklin Advisers, Inc.	0.50% on the first $500 million 0.46% on assets over $500 million	0.44% on the first $500 million 0.40% on assets over $500 million

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Government Securities	J.P. Morgan Investment Management Inc.	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.385% on the first $250 million 0.335% on the next $250 million 0.285% on the next $500 million 0.235% on assets over $1 billion(3)
Growth	BlackRock Investment Management, LLC	0.73% on the first $500 million 0.67% on the next $500 million 0.64% on the next $500 million 0.61% on assets over $1.5 billion	0.57% on the first $500 million 0.51% on the next $500 million 0.48% on the next $500 million 0.45% on assets over $1.5 billion
High Yield Bond	Wellington Management Company LLP	0.65% on the first $150 million 0.60% on the next $350 million 0.55% on assets over $500 million	No fee waiver
Inflation Protected	Wellington Management Company LLP	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on assets over $500 million	0.405% on the first $250 million 0.355% on the next $250 million 0.305% on assets over $500 million(4)
International Equities Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $500 million 0.24% on assets over $1 billion	0.315% on the first $500 million 0.215% on the next $500 million 0.205% on assets over $1 billion(5)
International Government Bond	PineBridge Investments LLC	0.50% on the first $250 million 0.45% on the next $250 million 0.40% on the next $500 million 0.35% on assets over $1 billion	0.44% on the first $250 million 0.39% on the next $250 million 0.34% on the next $500 million 0.29% on assets over $1 billion(6)
International Growth	Morgan Stanley Investment Management Inc.	0.95% on the first $250 million 0.90% on the next $250 million 0.85% on the next $500 million 0.80% on assets over $1 billion	0.69% on the first $250 million 0.64% on the next $250 million 0.59% on the next $500 million 0.54% on assets over $1 billion
International Opportunities	Invesco Advisers, Inc. Wellington Management Company LLP	0.90% on the first $100 million 0.80% on the next $650 million 0.75% on assets over $750 million	0.87% on the first $100 million 0.77% on the next $650 million 0.72% on assets over $750 million
International Socially Responsible	BlackRock Investment Management, LLC	0.500% on the first $500 million 0.475% on the next $500 million 0.450% on assets over $1 billion	0.410% on the first $500 million 0.385% on the next $500 million 0.360% on assets over $1 billion
International Value	Columbia Management Investment Advisers, LLC Goldman Sachs Asset Management, L.P.	0.73% on the first $250 million 0.68% on the next $250 million 0.63% on the next $500 million 0.58% on assets over $1 billion	0.66% on the first $250 million 0.61% on the next $250 million 0.56% on the next $500 million 0.51% on assets over $1 billion
Large Cap Core	J.P. Morgan Investment Management Inc.(7) T. Rowe Price Associates, Inc.(7)	0.64% on the first $750 million 0.59% on assets over $750 million	0.55% on the first $750 million 0.50% on assets over $750 million(8)
Mid Cap Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.335% on the first $500 million 0.235% on the next $2.5 billion 0.185% on the next $2 billion 0.135% on assets over $5 billion(9)
Mid Cap Strategic Growth	Janus Henderson Investors US LLC Voya Investment Management Co. LLC	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on assets over $500 million	No fee waiver
Mid Cap Value	Boston Partners Global Investors, Inc. d/b/a Boston Partners Wellington Management Company LLP	0.750% on the first $100 million 0.725% on the next $150 million 0.700% on the next $250 million 0.675% on next $250 million 0.650% on assets over $750 million	No fee waiver
Moderate Allocation Lifestyle	J.P. Morgan Investment Management Inc.	0.10%	0.07%

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Subadviser	Advisory Fee	Advisory Fee after Waiver
Nasdaq-100® Index	BlackRock Investment Management, LLC	0.40% on the first $250 million 0.38% on the next $250 million 0.36% on assets over $500 million	0.32% on the first $250 million 0.30% on the next $250 million 0.28% on assets over $500 million
Science & Technology	BlackRock Investment Management, LLC Voya Investment Management Co. LLC	0.90% on the first $500 million 0.85% on assets over $500 million	0.85% on the first $500 million 0.80% on assets over $500 million
Small Cap Core	Invesco Advisers, Inc.(10)	0.75% on the first $500 million 0.70% on assets over $500 million	0.64% on the first $500 million 0.59% on assets over $500 million(11)
Small Cap Growth	American Century Investment Management, Inc. T. Rowe Price Associates, Inc.	0.85% on the first $100 million 0.80% on assets over $100 million	0.80% on the first $100 million 0.75% on assets over $100 million
Small Cap Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.29% on the first $500 million 0.19% on the next $2.5 billion 0.14% on the next $2 billion 0.09% on assets over $5 billion
Small Cap Value	J.P. Morgan Investment Management Inc.	0.75% on the first $50 million 0.65% on assets over $50 million	No fee waiver
Stock Index	BlackRock Investment Management, LLC	0.35% on the first $500 million 0.25% on the next $2.5 billion 0.20% on the next $2 billion 0.15% on assets over $5 billion	0.265% on the first $500 million 0.165% on the next $2.5 billion 0.115% on the next $2 billion 0.065% on assets over $5 billion
Systematic Core	Goldman Sachs Asset Management, L.P.	0.750% on the first $500 million 0.725% on assets over $500 million	0.530% on the first $500 million 0.505% on assets over $500 million
Systematic Growth	Goldman Sachs Asset Management, L.P. Wellington Management Company LLP	0.750% on the first $250 million 0.725% on the next $250 million 0.700% on assets over $500 million	0.580% on the first $250 million 0.555% on the next $250 million 0.530% on the next $300 million 0.505% on the next $200 million 0.450% on assets over $1 billion
Systematic Value	Wellington Management Company LLP	0.70% on the first $250 million 0.65% on the next $250 million 0.60% on the next $500 million 0.55% on assets over $1 billion	0.56% on the first $250 million 0.51% on the next $250 million 0.46% on the next $500 million 0.41% on assets over $1 billion
U.S. Socially Responsible	BlackRock Investment Management, LLC	0.25% on the first $1 billion 0.24% on assets over $1 billion	0.23% on the first $1 billion 0.22% on assets over $1 billion

(1)	Effective September 29, 2025, AllianceBernstein LP ("AB") replaced SunAmerica Asset Management, LLC as subadviser for a portion of the Dynamic Allocation Fund.
(2)
VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the
Dynamic Allocation Fund’s Subadviser, AB, in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of
AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

(3)
The information presented represents the rates that became effective on September 29, 2025 for the Government Securities Fund. Prior to that date, the Advisory Fee after
Waiver was 0.42% on the first $250 million, 0.37% on the next $250 million, 0.32% on the next $500 million and 0.27% on assets over $1 billion.

(4)
The information presented represents the rates that became effective on September 29, 2025 for the Inflation Protected Fund. Prior to that date, the Advisory Fee after Waiver was 0.47% on the first $250 million, 0.42% on the next $250 million and 0.37% on assets over $500 million.

(5)	The information presented represents the rates that became effective on September 29, 2025 for the International Equities Index Fund. Prior to that date there was no advisory fee waiver.
(6)
The information presented represents the rates that became effective on September 29, 2025 for the International Government Bond Fund. Prior to that date, the Advisory Fee after Waiver was 0.48% on the first $250 million, 0.43% on the next $250 million, 0.38% on the next $500 million and 0.33% on assets over $1 billion.

(7)	Effective September 29, 2025, J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc. replaced Massachusetts Financial Services Company as subadvisers for the Large Cap Core Fund.
(8)
The information presented represents the rates that became effective on September 29, 2025 for the Large Cap Core Fund. Prior to that date, the Advisory Fee after Waiver was 0.59% on the first $750 million and 0.54% on assets over $750 million.

(9)
The information presented represents the rates that became effective on September 29, 2025 for the Mid Cap Index Fund. Prior to that date, the Advisory Fee after Waiver was
0.34% on the first $500 million, 0.24% on the next $2.5 billion, 0.19% on the next $2 billion and 0.14% on assets over $5 billion.

(10)	Effective April 30, 2026, Invesco Advisers, Inc. replaced Allspring Global Investments, LLC as subadviser for the Small Cap Core Fund.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

(11)
The information presented represents the rates that became effective on April 30, 2026 for the Small Cap Core Fund. From September 29, 2025 to April 29, 2026, the
Advisory Fee after Waiver was 0.72% on the first $500 million and 0.67% on assets over $500 million. Prior to September 29, 2025, there was no advisory fee waiver.

 For the year ended May 31, 2026, advisory fees waived were as follows:
Fund	Amount
Aggressive Allocation Lifestyle	$224,950
Asset Allocation	74,377
Conservative Allocation Lifestyle	85,022
Core Bond	799,129
Dividend Value	998,197
Dynamic Allocation	8,977
Global Real Estate	27,461
Global Strategy	142,330
Government Securities	176,388
Growth	2,844,440
Inflation Protected	286,279
International Equities Index	501,059
International Government Bond	35,065
International Growth	928,343
International Opportunities	102,342
International Socially Responsible	496,825
International Value	307,324
Large Cap Core	556,549
Mid Cap Index	343,321
Moderate Allocation Lifestyle	307,591
Nasdaq-100® Index	892,535
Science & Technology	1,569,647
Small Cap Core	46,422
Small Cap Growth	254,466
Small Cap Index	688,849
Stock Index	5,678,112
Systematic Core	1,565,099
Systematic Growth	1,866,165
Systematic Value	716,800
U.S. Socially Responsible	103,045
 The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Funds’ average net assets. This agreement may be modified or discontinued prior to September 30, 2027, only with the approval of the Board, including a majority of the Disinterested Directors. For purposes of the waived fees and reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended May 31, 2026, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Fund	Maximum Expense Limitation
Dynamic Allocation	0.32%
High Yield Bond	0.68%
 The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
 For the year ended May 31, 2026, expenses reimbursed were as follows:
Fund	Amount
Dynamic Allocation	$62,285
High Yield Bond	294,278
 Waivers or reimbursements made by the Adviser with respect to the Dynamic Allocation Fund, with the exception of advisory fee waivers, are subject to recoupment from that Fund within the following two years, provided that the Fund is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 At May 31, 2026, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Balance Subject to Recoupment
Fund	May 31, 2027	May 31, 2028
Dynamic Allocation	$67,288	$62,285
 VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with VALIC (the "Administrator"). Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0070% on the first $10 billion; 0.0060% on the next $10 billion; 0.0055% on the next $5 billion and 0.0035% in excess of $25 billion. In determining the basis points for the Accounting Basis Point Fee, the average net assets for all Funds in the Company, other than the Dynamic Allocation Fund and the Lifestyle Funds, are included.
 Prior to January 1, 2026, SunAmerica Asset Management, LLC ("SunAmerica") served as the Company's administrator. SunAmerica received from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund and the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. In determining the basis points for the Accounting Basis Point Fee, the average net assets for all registered management investment companies managed and/or administered by SunAmerica and VALIC, other than “funds-of-funds” and “feeder funds”, were included. Effective January 1, 2026, VALIC replaced SunAmerica as the Company’s administrator and SunAmerica became the Company’s sub-administrator. During the year ended May 31, 2026, fees paid by the Funds pursuant to the above are reflected in the Statement of Operations.
 VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  Effective October 1, 2025, VRSCO receives from the Company an annual fee of $600,000, which is allocated to each Fund in the Company based on shareholder accounts. Prior to that date, the annual fee was $132,510. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended May 31, 2026, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned agreement.
 On January 23, 2001, the Board ratified a Deferred Compensation Plan (the “Plan”) for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the Plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the Plan as selected by the Directors. For the year ended May 31, 2026, no amounts have been deferred under the Plan.
Note 6 — Purchases and Sales of Investment Securities
 The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2026 were as follows:
Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Allocation Lifestyle	$184,193,907	$260,621,332	$—	$—
Asset Allocation	48,265,544	62,920,290	7,057,244	7,469,279
Capital Appreciation	268,424,638	226,920,436	—	—
Conservative Allocation Lifestyle	47,859,118	80,761,296	—	—
Core Bond	442,007,420	495,277,407	346,204,155	374,560,809
Dividend Value	739,342,754	625,864,318	—	—
Dynamic Allocation	55,495,234	80,359,042	16,573,799	17,629,346
Emerging Economies	1,055,220,716	1,174,615,600	—	—
Global Real Estate	124,982,037	71,948,784	—	—
Global Strategy	116,145,426	139,985,242	4,269,503	2,622,697
Government Securities	25,119,746	13,866,546	117,006,931	85,081,903
Growth	1,544,839,776	2,020,864,963	—	—
High Yield Bond	200,385,298	238,056,491	—	—
Inflation Protected	80,562,368	89,254,300	108,114,471	135,718,118
International Equities Index	679,327,567	582,404,190	—	—
International Government Bond	82,102,100	85,459,012	47,111,623	44,438,478
International Growth	50,954,324	108,338,977	—	—
International Opportunities	349,798,783	433,480,113	—	—
International Socially Responsible	47,125,331	188,622,267	—	—
International Value	308,934,304	288,618,396	—	—

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Large Cap Core	$887,713,366	$791,663,047	$—	$—
Mid Cap Index	425,747,238	895,994,611	—	—
Mid Cap Strategic Growth	689,444,208	903,158,925	—	—
Mid Cap Value	683,631,457	703,642,854	—	—
Moderate Allocation Lifestyle	216,869,605	341,602,228	—	—
Nasdaq-100® Index	128,199,760	248,993,666	—	—
Science & Technology	1,409,446,902	1,883,714,532	—	—
Small Cap Core	209,349,193	231,413,128	—	—
Small Cap Growth	497,000,054	606,984,615	—	—
Small Cap Index	294,584,510	311,399,545	—	—
Small Cap Value	188,595,676	262,881,072	—	—
Stock Index	235,153,445	1,197,843,985	—	—
Systematic Core	408,200,531	554,032,273	—	—
Systematic Growth	424,090,904	603,937,602	—	—
Systematic Value	559,730,580	477,121,875	—	—
U.S. Socially Responsible	39,020,169	281,902,279	—	—
Note 7 — Capital Share Transactions
 Transactions in capital shares of each class of each Fund were as follows:
	Aggressive Allocation Lifestyle				Asset Allocation
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	784,601	$9,758,054	694,074	$7,733,591	414,083	$5,200,010	505,880	$5,979,490
Reinvested dividends	3,533,323	42,859,208	1,657,762	18,268,533	970,792	11,367,971	695,965	7,933,999
Shares redeemed	(6,563,131)	(81,105,681)	(5,541,429)	(61,182,892)	(1,754,512)	(21,785,700)	(1,723,273)	(20,489,885)
Net increase (decrease)	(2,245,207)	$(28,488,419)	(3,189,593)	$(35,180,768)	(369,637)	$(5,217,719)	(521,428)	$(6,576,396)
	Capital Appreciation				Conservative Allocation Lifestyle
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,290,144	94,993,427	5,543,469	105,231,906	706,575	8,747,536	677,137	7,723,640
Reinvested dividends	885,138	19,012,759	220,031	4,286,202	743,750	9,096,059	671,586	7,642,651
Shares redeemed	(2,381,303)	(54,382,081)	(1,437,200)	(29,370,568)	(3,254,699)	(39,836,072)	(3,771,239)	(43,235,406)
Net increase (decrease)	2,793,979	$59,624,105	4,326,300	$80,147,540	(1,804,374)	$(21,992,477)	(2,422,516)	$(27,869,115)
	Core Bond				Dividend Value
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	32,011,806	318,065,642	50,848,228	496,709,010	29,576,917	396,295,911	13,319,694	161,908,366
Reinvested dividends	10,323,893	101,896,826	10,543,724	101,852,375	5,438,008	70,204,680	3,510,348	42,334,802
Shares redeemed	(56,070,617)	(561,489,719)	(52,407,040)	(513,218,972)	(22,701,876)	(300,066,603)	(17,406,439)	(217,083,956)
Net increase (decrease)	(13,734,918)	$(141,527,251)	8,984,912	$85,342,413	12,313,049	$166,433,988	(576,397)	$(12,840,788)
	Dynamic Allocation				Emerging Economies
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,352,270	14,897,563	1,205,270	12,276,274	17,260,093	128,943,619	31,754,064	206,829,591
Reinvested dividends	571,705	6,191,566	402,257	4,111,064	2,073,776	17,481,928	4,106,972	26,325,689
Shares redeemed	(3,708,663)	(40,956,802)	(3,317,455)	(34,489,217)	(31,034,894)	(252,826,276)	(34,182,458)	(219,043,155)
Net increase (decrease)	(1,784,688)	$(19,867,673)	(1,709,928)	$(18,101,879)	(11,701,025)	$(106,400,729)	1,678,578	$14,112,125

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Real Estate				Global Strategy
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,482,767	$74,577,714	17,790,503	$126,108,695	580,374	$6,704,242	948,601	$9,460,333
Reinvested dividends	1,196,146	8,767,748	997,526	6,623,573	621,151	7,279,893	837,222	8,347,100
Shares redeemed	(3,941,127)	(28,322,889)	(37,255,327)	(250,089,652)	(3,577,294)	(41,276,371)	(2,515,839)	(25,454,615)
Net increase (decrease)	7,737,786	$55,022,573	(18,467,298)	$(117,357,384)	(2,375,769)	$(27,292,236)	(730,016)	$(7,647,182)
	Government Securities				Growth
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,853,137	84,542,630	4,451,036	41,295,225	12,389,505	236,917,867	7,931,293	130,365,167
Reinvested dividends	404,384	3,849,732	411,120	3,794,637	11,612,388	193,694,632	3,391,826	53,217,747
Shares redeemed	(5,075,834)	(48,428,846)	(2,155,828)	(20,171,240)	(39,101,401)	(703,759,682)	(19,344,748)	(315,962,174)
Net increase (decrease)	4,181,687	$39,963,516	2,706,328	$24,918,622	(15,099,508)	$(273,147,183)	(8,021,629)	$(132,379,260)
	High Yield Bond				Inflation Protected
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	11,260,663	80,608,253	12,665,442	86,845,415	18,810,794	163,878,037	6,013,448	51,961,134
Reinvested dividends	3,168,528	22,052,958	3,249,470	22,356,353	1,080,636	9,498,787	771,129	6,616,286
Shares redeemed	(22,517,390)	(163,466,707)	(16,332,808)	(115,393,589)	(22,427,847)	(199,548,369)	(10,477,772)	(90,165,793)
Net increase (decrease)	(8,088,199)	$(60,805,496)	(417,896)	$(6,191,821)	(2,536,417)	$(26,171,545)	(3,693,195)	$(31,588,373)
	International Equities Index				International Government Bond
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	68,085,596	642,932,339	25,905,892	220,005,773	7,351,482	78,815,589	1,293,361	13,178,824
Reinvested dividends	12,905,870	126,219,410	9,508,850	81,110,488	93,805	1,002,779	—	—
Shares redeemed	(59,481,568)	(590,299,654)	(75,150,770)	(631,378,015)	(7,606,238)	(81,991,755)	(2,534,916)	(25,775,741)
Net increase (decrease)	21,509,898	$178,852,095	(39,736,028)	$(330,261,754)	(160,951)	$(2,173,387)	(1,241,555)	$(12,596,917)
	International Growth				International Opportunities
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,093,334	14,861,202	2,052,934	25,219,330	2,927,778	50,506,984	605,587	8,977,718
Reinvested dividends	675,634	8,931,886	—	—	749,365	13,121,378	674,451	10,029,083
Shares redeemed	(4,895,126)	(66,263,145)	(6,867,141)	(83,446,829)	(7,819,787)	(139,300,649)	(8,371,134)	(125,743,165)
Net increase (decrease)	(3,126,158)	$(42,470,057)	(4,814,207)	$(58,227,499)	(4,142,644)	$(75,672,287)	(7,091,096)	$(106,736,364)
	International Socially Responsible				International Value
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,491,673	42,905,149	3,488,899	88,673,475	7,455,858	99,946,280	2,798,652	30,571,320
Reinvested dividends	1,024,947	29,928,456	676,879	17,294,252	2,931,696	38,317,268	4,183,748	44,473,241
Shares redeemed	(6,630,172)	(197,116,915)	(3,377,077)	(86,397,863)	(7,001,551)	(87,740,969)	(15,686,637)	(170,601,006)
Net increase (decrease)	(4,113,552)	$(124,283,310)	788,701	$19,569,864	3,386,003	$50,522,579	(8,704,237)	$(95,556,445)
	Large Cap Core				Mid Cap Index
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,594,050	226,397,810	458,973	9,133,123	3,581,212	92,129,667	4,440,818	125,378,692
Reinvested dividends	4,560,208	74,422,597	7,955,491	130,629,161	12,575,650	303,953,460	15,227,124	350,985,209
Shares redeemed	(7,153,409)	(125,950,607)	(4,840,846)	(91,515,664)	(25,376,764)	(643,924,188)	(23,403,637)	(614,076,444)
Net increase (decrease)	10,000,849	$174,869,800	3,573,618	$48,246,620	(9,219,902)	$(247,841,061)	(3,735,695)	$(137,712,543)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Strategic Growth				Mid Cap Value
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,640,383	$172,668,824	13,589,277	$275,417,691	9,104,329	$152,736,173	12,181,180	$216,940,664
Reinvested dividends	3,763,851	79,831,288	48,909	954,220	5,167,442	83,764,236	4,210,519	67,031,458
Shares redeemed	(18,045,585)	(411,330,695)	(17,261,500)	(349,288,997)	(10,459,044)	(182,130,328)	(19,539,651)	(325,105,102)
Net increase (decrease)	(6,641,351)	$(158,830,583)	(3,623,314)	$(72,917,086)	3,812,727	$54,370,081	(3,147,952)	$(41,132,980)
	Moderate Allocation Lifestyle				Nasdaq-100® Index
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	951,515	15,026,129	565,174	8,118,808	1,368,379	35,883,421	1,300,150	34,395,858
Reinvested dividends	3,986,781	60,838,285	1,547,422	22,050,761	4,132,784	101,542,515	8,619,290	186,693,827
Shares redeemed	(8,550,365)	(133,492,017)	(8,876,467)	(126,795,548)	(6,186,451)	(161,383,254)	(4,812,717)	(120,982,548)
Net increase (decrease)	(3,612,069)	$(57,627,603)	(6,763,871)	$(96,625,979)	(685,288)	$(23,957,318)	5,106,723	$100,107,137
	Science & Technology				Small Cap Core
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	872,454	34,624,994	612,155	19,116,411	180,838	1,937,759	397,752	4,851,502
Reinvested dividends	5,661,543	208,797,690	—	—	1,425,849	14,928,643	1,716,017	18,601,622
Shares redeemed	(12,235,916)	(482,898,787)	(11,194,759)	(347,297,601)	(2,778,018)	(30,320,651)	(2,696,530)	(32,116,135)
Net increase (decrease)	(5,701,919)	$(239,476,103)	(10,582,604)	$(328,181,190)	(1,171,331)	$(13,454,249)	(582,761)	$(8,663,011)
	Small Cap Growth				Small Cap Index
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,622,861	118,077,443	6,957,376	110,294,321	10,988,109	198,348,122	9,144,046	139,309,163
Reinvested dividends	731,583	12,758,808	60,836	896,724	3,921,270	67,877,191	3,214,777	46,742,863
Shares redeemed	(13,641,775)	(235,454,694)	(7,439,807)	(120,307,353)	(17,570,565)	(294,032,555)	(11,182,013)	(180,847,749)
Net increase (decrease)	(6,287,331)	$(104,618,443)	(421,595)	$(9,116,308)	(2,661,186)	$(27,807,242)	1,176,810	$5,204,277
	Small Cap Value				Stock Index
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,038,294	26,839,771	4,681,485	53,898,711	4,638,052	305,998,014	3,095,411	177,896,782
Reinvested dividends	3,167,083	38,068,336	1,893,552	21,283,530	12,489,755	752,507,766	3,153,134	178,246,666
Shares redeemed	(8,397,996)	(104,451,066)	(15,300,914)	(184,185,398)	(20,423,557)	(1,320,768,902)	(17,538,586)	(1,011,141,901)
Net increase (decrease)	(3,192,619)	$(39,542,959)	(8,725,877)	$(109,003,157)	(3,295,750)	$(262,263,122)	(11,290,041)	$(654,998,453)
	Systematic Core				Systematic Growth
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	530,415	18,172,365	3,412,865	105,344,621	1,779,423	36,042,458	2,084,326	37,022,253
Reinvested dividends	1,252,858	42,998,101	848,837	26,840,231	7,536,349	134,373,100	4,695,296	80,524,325
Shares redeemed	(4,925,418)	(176,851,529)	(2,086,077)	(69,044,549)	(10,051,515)	(200,553,303)	(9,077,181)	(168,804,090)
Net increase (decrease)	(3,142,145)	$(115,681,063)	2,175,625	$63,140,303	(735,743)	$(30,137,745)	(2,297,559)	$(51,257,512)
	Systematic Value				U.S. Socially Responsible
	Year Ended 5/31/26		Year Ended 5/31/25		Year Ended 5/31/26		Year Ended 5/31/25
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,548,783	159,076,049	799,599	11,709,171	755,877	14,575,757	1,156,105	23,726,251
Reinvested dividends	2,947,851	46,487,614	1,872,770	26,986,609	4,235,023	71,614,241	6,342,697	108,333,269
Shares redeemed	(5,052,693)	(82,553,466)	(4,157,165)	(62,754,285)	(13,827,011)	(261,087,254)	(10,185,644)	(190,009,970)
Net increase (decrease)	7,443,941	$123,010,197	(1,484,796)	$(24,058,505)	(8,836,111)	$(174,897,256)	(2,686,842)	$(57,950,450)

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Note 8 — Transactions with Affiliates
 Transactions in shares of Underlying Funds  and affiliated companies for the year ended May 31, 2026 are shown in the tables below.
Aggressive Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2026
VALIC Company I
Core Bond Fund	$6,270,404	$—	$153,621,251	$46,771,317	$41,966,877	$2,043,140	$305,506	$160,774,337
Emerging Economies Fund	68,855	6,444	—	9,326,864	5,868,416	354,216	368,698	4,181,362
High Yield Bond Fund	505,192	—	7,220,156	505,192	—	—	110,419	7,835,767
International Equities Index Fund	3,381,092	5,592,645	142,594,644	18,042,710	26,490,778	10,142,636	11,576,822	155,866,034
Large Cap Core Fund	259,038	9,277,560	—	111,754,872	6,004,562	(79,266)	958,081	106,629,125
Small Cap Growth Fund	—	453,421	17,765,084	453,421	2,322,316	556,939	3,404,978	19,858,106
Small Cap Index Fund	16,786	87,465	—	2,018,769	1,815,085	(203,684)	—	—
Small Cap Value Fund	204,892	2,440,175	16,041,958	2,645,067	4,315,412	765,594	2,665,523	17,802,730
Stock Index Fund	1,658,003	15,617,027	237,328,605	28,469,016	141,566,591	47,079,015	(10,990,637)	160,319,408
Systematic Growth Fund	—	10,095,846	67,731,592	16,036,623	17,371,609	3,881,160	3,452,064	73,729,830
Systematic Value Fund	744,473	4,573,622	64,354,597	9,422,996	12,899,686	2,797,133	7,187,954	70,862,994
	$13,108,735	$48,144,205	$706,657,887	$245,446,847	$260,621,332	$67,336,883	$19,039,408	$777,859,693

†	Includes reinvestment of distributions paid.

Conservative Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2026
VALIC Company I
Core Bond Fund	$6,811,506	$—	$172,402,374	$21,754,586	$25,937,164	$(4,184,757)	$6,858,030	$170,893,069
Emerging Economies Fund	25,591	2,395	—	3,488,075	2,224,352	139,459	135,692	1,538,874
High Yield Bond Fund	200,837	—	2,870,338	200,837	276,015	7,108	34,420	2,836,688
International Equities Index Fund	627,709	1,038,291	27,962,238	3,576,673	7,507,471	2,468,188	1,614,568	28,114,196
Large Cap Core Fund	45,741	1,638,232	—	19,215,854	1,000,682	(22,756)	162,110	18,354,526
Small Cap Growth Fund	—	68,386	2,830,888	68,386	611,703	166,673	447,362	2,901,606
Small Cap Index Fund	6,304	32,842	—	758,021	681,540	(76,481)	—	—
Small Cap Value Fund	36,344	432,844	2,757,979	469,188	914,157	134,070	444,338	2,891,418
Stock Index Fund	290,471	2,736,002	43,403,344	8,279,914	31,229,813	8,049,415	(1,419,686)	27,083,174
Systematic Growth Fund	—	1,986,671	13,292,174	4,118,534	5,897,109	920,713	488,833	12,923,145
Systematic Value Fund	120,388	739,597	11,914,355	2,769,201	4,481,290	1,143,716	697,829	12,043,811
	$8,164,891	$8,675,260	$277,433,690	$64,699,269	$80,761,296	$8,745,348	$9,463,496	$279,580,507

†	Includes reinvestment of distributions paid.

Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2026
VALIC Company I
Capital Appreciation Fund	$—	$137,533	$5,967,478	$421,677	$7,153,166	$1,951,032	$(1,187,021)	$—
Core Bond Fund	958,375	—	16,548,595	13,445,663	7,077,656	(482,049)	556,313	22,990,866
Dividend Value Fund	109,551	450,231	8,308,626	1,011,891	4,456,046	712,331	79,134	5,655,936
Emerging Economies Fund	—	—	302,075	9,719	357,814	89,327	(43,307)	—
Global Real Estate Fund	—	—	1,435,824	48,597	1,520,569	87,508	(51,360)	—
Government Securities Fund	—	—	5,022,076	381,427	5,558,556	(103,720)	258,773	—
Growth Fund	—	403,853	4,974,250	687,007	2,315,611	976,463	(236,426)	4,085,683
High Yield Bond Fund	—	—	933,219	32,398	1,009,866	25,504	18,745	—
Inflation Protected Fund	—	—	1,439,263	51,836	1,539,298	(159,346)	207,545	—
International Equities Index Fund	—	—	2,323,125	69,655	2,528,855	498,751	(362,676)	—
International Government Bond Fund	—	—	404,879	16,199	435,369	17,529	(3,238)	—
International Growth Fund	—	—	2,320,384	68,035	2,409,718	274,763	(253,464)	—
International Opportunities Fund	—	—	356,724	9,719	393,556	27,978	(865)	—
International Socially Responsible Fund	—	—	1,798,421	53,455	1,951,150	322,024	(222,750)	—
International Value Fund	47,483	80,164	3,530,108	277,161	2,645,782	576,156	(126,259)	1,611,384

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Dynamic Allocation Fund — (continued)
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2026
Large Cap Core Fund	$11,942	$427,666	$4,470,716	$579,325	$493,677	$(34,514)	$460,519	$4,982,369
Mid Cap Index Fund	—	—	1,282,397	40,497	1,436,775	(10,715)	124,596	—
Mid Cap Strategic Growth Fund	—	—	1,655,450	45,357	1,865,455	421,607	(256,959)	—
Mid Cap Value Fund	—	—	1,415,232	37,257	1,576,201	(10,049)	133,761	—
Nasdaq-100 Index Fund	20,330	524,480	—	7,290,455	1,317,662	7,922	764,650	6,745,365
Science & Technology Fund	—	—	—	1,973,997	37,457	2,113	261,204	2,199,857
Small Cap Growth Fund	—	—	907,317	27,538	1,025,564	148,465	(57,756)	—
Small Cap Index Fund	—	—	497,584	16,199	601,690	77,480	10,427	—
Small Cap Special Values Fund	—	—	627,265	17,819	677,450	(63,010)	95,376	—
Small Cap Value Fund	—	—	212,800	4,860	251,227	5,702	27,865	—
Stock Index Fund	370,417	3,489,029	14,038,828	29,640,507	9,924,638	2,769,719	(85,979)	36,438,437
Systematic Core Fund	—	—	7,873,101	236,503	9,035,207	2,320,954	(1,395,351)	—
Systematic Growth Fund	—	864,116	3,688,445	4,905,797	1,998,909	564,838	(331,905)	6,828,266
Systematic Value Fund	107,064	657,742	8,380,920	2,595,912	2,745,846	565,517	735,936	9,532,439
U.S. Socially Responsible Fund	—	—	5,352,369	158,749	6,018,272	620,466	(113,312)	—
	$1,625,162	$7,034,814	$106,067,471	$64,155,211	$80,359,042	$12,200,746	$(993,784)	$101,070,602

†	Includes reinvestment of distributions paid.

Moderate Allocation Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2025	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at May 31, 2026
VALIC Company I
Core Bond Fund	$16,539,405	$—	$414,191,229	$80,690,624	$82,131,706	$2,629,422	$3,869,478	$419,249,047
Emerging Economies Fund	92,570	8,663	—	12,566,411	7,973,695	501,089	492,588	5,586,393
High Yield Bond Fund	714,083	—	10,205,600	714,084	782,263	20,144	129,218	10,286,783
International Equities Index Fund	3,418,726	5,654,894	149,347,279	16,153,418	32,899,963	12,564,179	9,753,370	154,918,283
Large Cap Core Fund	257,286	9,214,797	—	110,884,187	7,389,002	(109,686)	1,024,707	104,410,206
Small Cap Growth Fund	—	434,868	17,637,541	434,868	3,440,091	1,040,782	2,830,492	18,503,592
Small Cap Index Fund	22,764	118,619	—	2,737,840	2,461,606	(276,234)	—	—
Small Cap Value Fund	216,314	2,576,202	17,154,726	2,792,516	5,220,753	1,007,127	2,691,081	18,424,697
Stock Index Fund	1,654,802	15,586,879	244,173,565	33,713,281	157,884,717	48,503,993	(11,579,086)	156,927,036
Systematic Growth Fund	—	10,266,072	69,717,946	18,093,586	24,226,948	5,522,853	2,004,942	71,112,379
Systematic Value Fund	710,562	4,365,294	64,879,953	9,941,590	17,191,484	4,166,102	5,821,818	67,617,979
	$23,626,512	$48,226,288	$987,307,839	$288,722,405	$341,602,228	$75,569,771	$17,038,608	$1,027,036,395

†	Includes reinvestment of distributions paid.

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

 At May 31, 2026, the following affiliates owned outstanding shares of the following Funds:
Fund	American General Life Insurance Co.	Corebridge Insurance Company of Bermuda	The United States Life Insurace Co.	VALIC	VC I Dynamic Allocation Fund	VC I Aggressive Allocation Lifestyle	VC I Conservative Allocation Lifestyle	VC I Moderate Allocation Lifestyle
Aggressive Allocation Lifestyle	— %	— %	— %	100.00%	— %	— %	— %	— %
Asset Allocation	—	—	—	100.00	—	—	—	—
Capital Appreciation	—	—	—	100.00	—	—	—	—
Conservative Allocation Lifestyle	—	—	—	100.00	—	—	—	—
Core Bond	0.02	—	—	70.33	0.88	6.16	6.55	16.06
Dividend Value	—	—	—	99.38	0.62	—	—	—
Dynamic Allocation	11.27	—	—	88.73	—	—	—	—
Emerging Economies	0.10	—	0.01	98.70	—	0.44	0.16	0.59
Global Real Estate	—	—	—	100.00	—	—	—	—
Global Strategy	—	—	—	100.00	—	—	—	—
Government Securities	0.16	—	—	99.84	—	—	—	—
Growth	—	—	—	99.76	0.24	—	—	—
High Yield Bond	0.01	—	—	94.24	—	2.15	0.78	2.82
Inflation Protected	—	—	—	100.00	—	—	—	—
International Equities Index	0.64	0.44	0.01	83.36	—	7.15	1.29	7.11
International Government Bond	—	—	—	100.00	—	—	—	—
International Growth	—	—	—	100.00	—	—	—	—
International Opportunities	—	—	—	100.00	—	—	—	—
International Socially Responsible	0.27	—	—	99.73	—	—	—	—
International Value	0.07	—	—	99.62	0.31	—	—	—
Large Cap Core	—	—	—	71.38	0.61	13.02	2.24	12.75
Mid Cap Index	1.02	0.26	0.03	98.69	—	—	—	—
Mid Cap Strategic Growth	—	—	—	100.00	—	—	—	—
Mid Cap Value	0.26	—	—	99.74	—	—	—	—
Moderate Allocation Lifestyle	—	—	—	100.00	—	—	—	—
Nasdaq-100® Index	1.94	0.38	0.05	97.11	0.52	—	—	—
Science & Technology	0.40	—	—	99.54	0.06	—	—	—
Small Cap Core	—	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	—	92.36	—	3.68	0.54	3.42
Small Cap Index	1.17	0.87	0.11	97.85	—	—	—	—
Small Cap Value	—	—	—	84.46	—	7.07	1.15	7.32
Stock Index	1.26	0.89	0.02	92.34	0.51	2.24	0.38	2.19
Systematic Core	0.46	—	—	99.54	—	—	—	—
Systematic Growth	0.01	—	—	84.55	0.64	6.92	1.21	6.67
Systematic Value	—	—	—	75.49	1.46	10.85	1.84	10.36
U.S. Socially Responsible	0.08	—	—	99.92	—	—	—	—
 The fund-of-funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by these Funds within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Funds.
 The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2026, the following Funds engaged in security transactions with affiliated funds:
Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Growth	$35,863,021	$64,605,190	$24,281,647
International Equities Index	154,857,833	34,869,899	13,285,998
International Opportunities	42,888	516,257	209,176
International Socially Responsible	8,957,968	13,860,405	4,270,363
Mid Cap Index	166,042,237	288,227,123	149,480,237

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Mid Cap Value	$205,849	$478,088	$(143,489)
Nasdaq-100® Index	20,366,252	64,987,563	55,397,895
Small Cap Index	23,346,036	62,857,293	27,959,364
Stock Index	27,092,966	403,872,233	327,424,545
U.S. Socially Responsible	15,381,520	54,866,403	19,375,895
Note 9 — Investment Concentration and Other Risks
 Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments here or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; trade wars; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
 Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
 The Capital Appreciation Fund, Large Cap Core Fund, Nasdaq-100® Index Fund and Science & Technology Fund invest significantly in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.
 The International Socially Responsible Fund and the U.S. Socially Responsible Fund invest in securities of companies meeting each Fund's social criteria. The Funds’ adherence to their social criteria and application of related analyses when selecting investments may negatively impact the Funds’ performance, including relative to similar Funds that use different criteria, or to Funds that do not adhere to such criteria or apply such analyses.
 Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Core Bond Fund, the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the Growth Fund, the Inflation Protected Fund, the International Government Bond Fund, the International Growth Fund, the International Opportunities Fund, the International Value Fund, the Mid Cap Strategic Growth Fund, and the Science & Technology Fund.
 Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund's and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
 The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 10 — Line of Credit
 The Company has access to a $135 million committed unsecured line of credit and a $90 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Company’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%).  The Applicable Rate, for any day, is a rate per annum equal to the sum of (a) 0.10% plus (b) the higher of (i) the Federal Funds Effective Rate for such day, and (ii) the Overnight Bank Funding Rate for such day, provided that if the Applicable Rate as so determined for any day would be less than zero, such rate for such day shall be deemed to be zero for all purposes.  The Company, on behalf of each of the Funds, has paid State Street such Fund’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit

VALIC Company I
NOTES TO FINANCIAL STATEMENTS — (continued)

made available by State Street. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. For the year ended May 31, 2026, the following Funds had borrowings:
Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 05/31/26
Capital Appreciation	3	$47	$100,000	5.68%	$—
Core Bond	2	1,164	4,200,000	4.99	—
Emerging Economies	17	2,945	1,241,176	5.03	—
Global Strategy	17	1,036	439,706	4.99	—
Growth	22	48,778	15,960,227	5.31	—
Inflation Protected	11	1,799	1,090,909	5.14	—
International Equities Index	44	12,051	1,781,818	5.62	—
International Growth	18	1,315	490,278	5.37	—
International Opportunities	107	15,259	997,430	5.14	925,000
International Socially Responsible	50	9,262	1,267,000	5.42	—
International Value	28	2,358	561,607	5.46	125,000
Large Cap Core	102	9,953	698,775	5.05	—
Mid Cap Strategic Growth	19	1,765	631,579	5.35	—
Mid Cap Value	29	4,310	993,966	5.19	350,000
Nasdaq-100® Index	3	2,047	4,325,000	5.68	—
Science & Technology	46	13,015	1,864,130	5.56	—
Small Cap Value	1	3,187	20,200,000	5.68	—
Systematic Core	30	3,112	748,333	4.99	—
Systematic Value	4	172	281,250	5.16	—
U.S. Socially Responsible	8	1,844	1,628,125	5.25	—
Note 11 — Interfund Lending Agreement
 Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended May 31, 2026, none of the Funds participated in this program.
Note 12 — Unfunded Loan Commitments
 At May 31, 2026, High Yield Bond Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:
Borrower	Type	Maturity Date	Principal Amount	Value
Coreweave Financing DDTL V LLC	Delayed Draw	11/17/2031	112,847	$115,090

VALIC Company I
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Aggressive Allocation Lifestyle Fund(3),(4)
05/31/22	$12.11	$0.11	$(1.01)	$(0.90)	$(0.34)	$(0.60)	$(0.94)	$10.27	(7.62)%	$659,059	0.13%	0.09%	0.89%	40%
05/31/23	10.27	0.17	(0.23)	(0.06)	(0.22)	(0.99)	(1.21)	9.00	(0.41)	630,147	0.14	0.10	1.74	65
05/31/24	9.00	0.17	1.57	1.74	(0.22)	—	(0.22)	10.52	19.34	695,802	0.14	0.11	1.77	28
05/31/25	10.52	0.23	0.87	1.10	(0.19)	(0.10)	(0.29)	11.33	10.55	712,945	0.14	0.11	2.07	22
05/31/26	11.33	0.21	2.18	2.39	(0.33)	(0.40)	(0.73)	12.99	21.58	788,709	0.13	0.10	1.68	25
Asset Allocation Fund
05/31/22	12.37	0.12	(0.44)	(0.32)	(0.25)	(1.51)	(1.76)	10.29	(3.16)	141,207	0.68	0.63	0.95	47
05/31/23	10.29	0.14	(0.05)	0.09	(0.12)	(0.51)	(0.63)	9.75	1.09	134,523	0.74	0.69	1.42	46
05/31/24	9.75	0.16	1.59	1.75	(0.17)	—	(0.17)	11.33	17.96	147,633	0.70	0.65	1.53	43
05/31/25	11.33	0.18	0.74	0.92	(0.18)	(0.47)	(0.65)	11.60	8.30	145,088	0.70	0.65	1.54	35
05/31/26	11.60	0.19	1.51	1.70	(0.21)	(0.78)	(0.99)	12.31	15.10	149,390	0.71	0.66	1.50	38
Capital Appreciation Fund
05/31/22	21.68	0.02	(1.34)	(1.32)	—	(1.12)	(1.12)	19.24	(6.38)	133,324	0.71	0.60	0.08	46
05/31/23	19.24	0.02	0.66	0.68	(0.03)	(5.16)	(5.19)	14.73	6.00	61,511	0.80	0.73	0.08	42
05/31/24	14.73	(0.02)	5.26	5.24	(0.01)	(1.76)	(1.77)	18.20	35.75	213,163	0.77	0.77	(0.10)	35
05/31/25	18.20	(0.03)	2.67	2.64	—	(0.40)	(0.40)	20.44	14.63	327,817	0.73	0.73	(0.13)	52
05/31/26	20.44	(0.03)	5.03	5.00	—	(1.11)	(1.11)	24.33	25.21	458,232	0.68	0.68	(0.12)	62
Conservative Allocation Lifestyle Fund(3),(5)
05/31/22	13.39	0.15	(1.17)	(1.02)	(0.48)	(0.53)	(1.01)	11.36	(7.88)	330,697	0.14	0.13	1.14	38
05/31/23	11.36	0.22	(0.38)	(0.16)	(0.23)	(0.77)	(1.00)	10.20	(1.30)	303,514	0.16	0.12	2.02	56
05/31/24	10.20	0.27	0.79	1.06	(0.26)	—	(0.26)	11.00	10.43	293,562	0.16	0.13	2.56	23
05/31/25	11.00	0.32	0.53	0.85	(0.32)	—	(0.32)	11.53	7.73	279,749	0.16	0.13	2.83	20
05/31/26	11.53	0.34	1.15	1.49	(0.40)	—	(0.40)	12.62	13.07	283,445	0.16	0.13	2.79	17
Core Bond Fund
05/31/22	11.37	0.21	(1.19)	(0.98)	(0.13)	(0.11)	(0.24)	10.15	(8.75)	2,821,678	0.50	0.50	1.93	60
05/31/23	10.15	0.30	(0.61)	(0.31)	(0.22)	(0.02)	(0.24)	9.60	(2.99)	2,808,761	0.50	0.50	3.05	43
05/31/24	9.60	0.35	(0.09)	0.26	(0.35)	—	(0.35)	9.51	2.69	2,576,904	0.51	0.51	3.71	58
05/31/25	9.51	0.38	0.16	0.54	(0.38)	—	(0.38)	9.67	5.68	2,706,816	0.51	0.48	3.85	44
05/31/26	9.67	0.40	0.14	0.54	(0.40)	—	(0.40)	9.81	5.58	2,611,522	0.51	0.48	4.01	30
Dividend Value Fund
05/31/22	13.17	0.20	0.10	0.30	(0.26)	—	(0.26)	13.21	2.28	1,256,796	0.79	0.68	1.53	86
05/31/23	13.21	0.24	(0.68)	(0.44)	(0.22)	(2.01)	(2.23)	10.54	(3.49)	1,049,838	0.79	0.68	1.95	44
05/31/24	10.54	0.22	1.94	2.16	(0.40)	(0.36)	(0.76)	11.94	20.67	667,423	0.83	0.72	1.97	36
05/31/25	11.94	0.22	0.93	1.15	(0.28)	(0.50)	(0.78)	12.31	9.75	680,707	0.82	0.68	1.79	57
05/31/26	12.31	0.21	2.42	2.63	(0.28)	(1.13)	(1.41)	13.53	21.89	914,715	0.83	0.68	1.60	95

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Fund bears indirectly.  Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Prior to September 29, 2025, the Fund was known as Aggressive Growth Lifestyle Fund.
(5)	Prior to September 29, 2025, the Fund was known as Conservative Growth Lifestyle Fund.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Dynamic Allocation Fund(3)
05/31/22	$12.60	$0.07	$(0.92)	$(0.85)	$(0.39)	$(1.22)	$(1.61)	$10.14	(7.28)%	$169,371	0.33%	0.32%	0.60%	25%
05/31/23	10.14	0.14	(0.37)	(0.23)	(0.17)	(0.63)	(0.80)	9.11	(2.18)	147,093	0.36	0.32	1.48	22
05/31/24	9.11	0.18	1.24	1.42	(0.26)	(0.37)	(0.63)	9.90	15.65	141,567	0.40 (4)	0.36 (4)	1.93 (4)	26
05/31/25	9.90	0.18	0.63	0.81	(0.23)	(0.10)	(0.33)	10.38	8.22	130,698	0.41 (4)	0.36 (4)	1.77 (4)	20
05/31/26	10.38	0.19	1.50	1.69	(0.29)	(0.28)	(0.57)	11.50	16.62	124,291	0.40 (5)	0.35 (5)	1.69 (5)	58
Emerging Economies Fund
05/31/22	10.87	0.31	(2.56)	(2.25)	(0.30)	(1.07)	(1.37)	7.25	(20.87)	634,192	0.93	0.93	3.23	60
05/31/23	7.25	0.23	(1.04)	(0.81)	(0.38)	(0.71)	(1.09)	5.35	(11.47)	647,212	0.96	0.96	3.72	71
05/31/24	5.35	0.14	0.79	0.93	(0.14)	—	(0.14)	6.14	17.43	644,337	0.95	0.95	2.39	141
05/31/25	6.14	0.11	0.60	0.71	(0.24)	—	(0.24)	6.61	11.67	705,217	1.02	1.02	1.76	154
05/31/26	6.61	0.12	3.43	3.55	(0.16)	(0.01)	(0.17)	9.99	54.26	948,694	0.99	0.99	1.46	127
Global Real Estate Fund
05/31/22	8.13	0.13	(0.57)	(0.44)	(0.12)	—	(0.12)	7.57	(5.43)	545,132	0.86	0.86	1.61	47
05/31/23	7.57	0.16	(1.35)	(1.19)	(0.17)	(0.15)	(0.32)	6.06	(15.96)	277,408	0.88	0.88	2.30	77
05/31/24	6.06	0.14	0.38	0.52	(0.18)	—	(0.18)	6.40	8.53	346,611	0.92	0.92	2.19	52
05/31/25	6.40	0.16	0.47	0.63	(0.12)	—	(0.12)	6.91	9.87	246,562	0.91	0.90	2.28	54
05/31/26	6.91	0.16	0.62	0.78	(0.22)	—	(0.22)	7.47	11.35	324,147	0.92	0.91	2.28	26
Global Strategy Fund
05/31/22	10.13	0.18	(1.15)	(0.97)	(0.00)	—	(0.00)	9.16	(9.57)	235,176	0.84	0.80	1.83	140
05/31/23	9.16	0.24	(0.45)	(0.21)	—	(0.82)	(0.82)	8.13	(2.16)	207,195	0.77	0.71	2.78	89
05/31/24	8.13	0.29	1.33	1.62	—	—	—	9.75	19.93	221,427	0.71	0.65	3.30	75
05/31/25	9.75	0.34	0.59	0.93	(0.40)	—	(0.40)	10.28	9.68	226,063	0.69	0.63	3.42	54
05/31/26	10.28	0.33	2.34	2.67	(0.37)	—	(0.37)	12.58	26.24	246,684	0.69	0.63	2.91	55
Government Securities Fund
05/31/22	10.78	0.20	(1.00)	(0.80)	(0.19)	—	(0.19)	9.79	(7.47)	159,888	0.65	0.65	1.90	11
05/31/23	9.79	0.23	(0.42)	(0.19)	(0.25)	—	(0.25)	9.35	(1.93)	150,156	0.67	0.67	2.44	65
05/31/24	9.35	0.23	(0.17)	0.06	(0.34)	—	(0.34)	9.07	0.65	129,228	0.68	0.68	2.52	1
05/31/25	9.07	0.25	0.20	0.45	(0.28)	—	(0.28)	9.24	4.93	156,750	0.69	0.64	2.71	13
05/31/26	9.24	0.31	0.08	0.39	(0.20)	—	(0.20)	9.43	4.23	199,262	0.67	0.57	3.27	59 (6)
Growth Fund
05/31/22	22.19	(0.02)	(2.84)	(2.86)	—	(4.76)	(4.76)	14.57	(14.82)	1,005,830	0.77	0.61	(0.09)	60
05/31/23	14.57	0.02	0.49	0.51	—	(3.95)	(3.95)	11.13	7.39	1,016,283	0.81	0.65	0.17	43
05/31/24	11.13	0.01	3.96	3.97	(0.01)	—	(0.01)	15.09	35.70	1,656,571	0.78	0.62	0.06	44
05/31/25	15.09	(0.02)	2.37	2.35	(0.01)	(0.52)	(0.53)	16.91	15.84 (7)	1,720,476	0.77	0.61	(0.12)	44
05/31/26	16.91	(0.03)	4.57	4.54	—	(2.03)	(2.03)	19.42	28.81	1,682,336	0.77	0.61	(0.17)	88

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Fund bears indirectly.  Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Includes interest expense of 0.04% relating to derivative activity.
(5)	Includes interest expense of 0.03% relating to derivative activity.
(6)	Excludes TBA transactions. Beginning with the period ended May 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	05/22	05/23	05/24	05/25	05/26
Government Securities Fund	N/A	N/A	N/A	0%	73%

(7)	The Fund’s performance figure was increased by 0.07% from reimbursement of an investment violation.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
High Yield Bond Fund
05/31/22	$7.68	$0.32	$(0.72)	$(0.40)	$(0.25)	$—	$(0.25)	$7.03	(5.34)%	$515,224	0.71%	0.68%	4.12%	40%
05/31/23	7.03	0.37	(0.35)	0.02	(0.45)	—	(0.45)	6.60	0.32	386,075	0.75	0.68	5.33	40
05/31/24	6.60	0.41	0.25	0.66	(0.41)	—	(0.41)	6.85	9.95	412,811	0.75	0.68	5.98	40
05/31/25	6.85	0.45	0.12	0.57	(0.47)	—	(0.47)	6.95	8.42	415,598	0.77	0.68	6.32	57
05/31/26	6.95	0.45	0.14	0.59	(0.49)	—	(0.49)	7.05	8.53	364,622	0.76	0.68	6.31	56
Inflation Protected Fund
05/31/22	11.97	0.60	(0.71)	(0.11)	(0.28)	(0.56)	(0.84)	11.02	(1.25)	869,007	0.55	0.52	5.06	35
05/31/23	11.02	0.48	(0.71)	(0.23)	(1.06)	(0.23)	(1.29)	9.50	(1.96)	483,148	0.58	0.55	4.48	26
05/31/24	9.50	0.30	(0.17)	0.13	(1.19)	—	(1.19)	8.44	1.38	391,188	0.62	0.59	3.24	14
05/31/25	8.44	0.21	0.09	0.30	(0.15)	—	(0.15)	8.59	3.51	366,677	0.63	0.60	2.47	18 (3)
05/31/26	8.59	0.31	0.19	0.50	(0.23)	—	(0.23)	8.86	5.80	355,634	0.62	0.55	3.56	45 (3)
International Equities Index Fund
05/31/22	8.38	0.21	(1.09)	(0.88)	(0.22)	—	(0.22)	7.28	(10.51)	1,563,302	0.41	0.41	2.58	6
05/31/23	7.28	0.19	0.02	0.21	(0.19)	—	(0.19)	7.30	2.91	1,977,925	0.42	0.42	2.82	9
05/31/24	7.30	0.19	1.14	1.33	(0.20)	—	(0.20)	8.43	18.21	1,926,606	0.42	0.42	2.49	6
05/31/25	8.43	0.21	0.80	1.01	(0.31)	(0.10)	(0.41)	9.03	12.32	1,706,607	0.42	0.42	2.46	12
05/31/26	9.03	0.23	1.76	1.99	(0.25)	(0.41)	(0.66)	10.36	22.40	2,180,057	0.42	0.40	2.40	29
International Government Bond Fund
05/31/22	12.45	0.20	(1.89)	(1.69)	(0.22)	(0.14)	(0.36)	10.40	(13.78)	140,534	0.69	0.69	1.64	53
05/31/23	10.40	0.22	(0.70)	(0.48)	(0.35)	(0.00)	(0.35)	9.57	(4.52)	69,466	0.76	0.76	2.14	60
05/31/24	9.57	0.30	(0.10)	0.20	—	—	—	9.77	2.09	64,459	0.83	0.83	3.07	89
05/31/25	9.77	0.34	0.25	0.59	—	—	—	10.36	6.04	55,486	0.86	0.84	3.39	108
05/31/26	10.36	0.38	0.11	0.49	(0.19)	—	(0.19)	10.66	4.75	55,365	0.83	0.78	3.59	186
International Growth Fund
05/31/22	19.13	—	(5.20)	(5.20)	—	(2.09)	(2.09)	11.84	(27.99)	425,568	1.05	0.85	(0.02)	25
05/31/23	11.84	0.02	0.96	0.98	—	(1.90)	(1.90)	10.92	9.01	415,665	1.08	0.88	0.19	7
05/31/24	10.92	0.01	0.46	0.47	—	—	—	11.39	4.30	376,411	1.07	0.87	0.13	38
05/31/25	11.39	0.01	2.09	2.10	—	—	—	13.49	18.44	380,780	1.08	0.84	0.09	17
05/31/26	13.49	0.01	0.47	0.48	(0.02)	(0.34)	(0.36)	13.61	3.59	341,852	1.08	0.82	0.06	15
International Opportunities Fund
05/31/22	23.02	0.16	(4.09)	(3.93)	(0.05)	(3.02)	(3.07)	16.02	(17.48)	507,169	0.98	0.95	0.77	41
05/31/23	16.02	0.19	(1.21)	(1.02)	(0.20)	(1.70)	(1.90)	13.10	(6.67)	466,339	1.02	0.95	1.33	66
05/31/24	13.10	0.16	1.84	2.00	(0.14)	—	(0.14)	14.96	15.27	410,212	1.03	0.99	1.15	129
05/31/25	14.96	0.20	1.39	1.59	(0.39)	—	(0.39)	16.16	10.84	328,591	1.04	1.01	1.31	61
05/31/26	16.16	0.26	2.73	2.99	(0.62)	(0.12)	(0.74)	18.41	18.79	298,045	1.08	1.05	1.47	105

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended May 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	05/22	05/23	05/24	05/25	05/26
Inflation Protected Fund	N/A	N/A	N/A	84%	120%
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
International Socially Responsible Fund
05/31/22	$26.57	$0.52	$(3.38)	$(2.86)	$(0.84)	$(0.93)	$(1.77)	$21.94	(10.84)%	$317,599	0.64%	0.64%	2.03%	11%
05/31/23	21.94	0.51	0.13	0.64	(0.38)	(0.35)	(0.73)	21.85	2.98	400,650	0.66	0.66	2.43	13
05/31/24	21.85	0.56	3.27	3.83	(0.43)	—	(0.43)	25.25	17.57	499,448	0.63	0.60	2.39	11
05/31/25	25.25	0.60	2.17	2.77	(0.73)	(0.20)	(0.93)	27.09	11.22	557,281	0.64	0.58	2.37	17
05/31/26	27.09	0.59	5.13	5.72	(0.85)	(0.93)	(1.78)	31.03	21.53	510,555	0.66	0.57	2.01	9
International Value Fund
05/31/22	11.46	0.29	(1.67)	(1.38)	(0.18)	—	(0.18)	9.90	(12.03)	609,239	0.81	0.74	2.66	70
05/31/23	9.90	0.20	(0.29)	(0.09)	(0.40)	(0.44)	(0.84)	8.97	(1.25)	474,369	0.85	0.78	2.16	60
05/31/24	8.97	0.30	1.75	2.05	(0.18)	—	(0.18)	10.84	22.89	470,020	0.85	0.78	3.06	132
05/31/25	10.84	0.31	1.43	1.74	(0.45)	(0.67)	(1.12)	11.46	16.84	396,880	0.88	0.81	2.84	48
05/31/26	11.46	0.35	2.87	3.22	(0.41)	(0.70)	(1.11)	13.57	28.45	515,882	0.85	0.78	2.69	66
Large Cap Core Fund(3)
05/31/22	21.03	0.04	(0.36)	(0.32)	(0.04)	(2.25)	(2.29)	18.42	(1.82)	710,547	0.74	0.74	0.19	18
05/31/23	18.42	0.06	0.42	0.48	(0.04)	(1.74)	(1.78)	17.12	3.20	714,449	0.75	0.75	0.35	27
05/31/24	17.12	0.05	3.82	3.87	(0.07)	(1.21)	(1.28)	19.71	22.75	630,218	0.75	0.75	0.26	19
05/31/25	19.71	0.06	1.20	1.26	(0.06)	(4.38)	(4.44)	16.53	6.55	587,485	0.75	0.72	0.31	18
05/31/26	16.53	0.06	3.12	3.18	(0.05)	(1.68)	(1.73)	17.98	20.29	818,988	0.77	0.69	0.33	112
Mid Cap Index Fund
05/31/22	31.20	0.30	(2.35)	(2.05)	(0.38)	(2.39)	(2.77)	26.38	(6.84)	3,217,500	0.34	0.34	0.99	14
05/31/23	26.38	0.37	(0.93)	(0.56)	(0.32)	(3.28)	(3.60)	22.22	(3.02)	2,895,090	0.36	0.36	1.46	14
05/31/24	22.22	0.30	5.35	5.65	(0.39)	(1.02)	(1.41)	26.46	25.47	2,987,773	0.36	0.36	1.19	21
05/31/25	26.46	0.30	0.08	0.38	(0.35)	(3.14)	(3.49)	23.35	1.60	2,550,031	0.36	0.36	1.14	18
05/31/26	23.35	0.26	5.47	5.73	(0.34)	(2.91)	(3.25)	25.83	25.52	2,582,595	0.37	0.35	1.04	17
Mid Cap Strategic Growth Fund
05/31/22	23.15	(0.03)	(3.20)	(3.23)	—	(2.04)	(2.04)	17.88	(14.32)	737,360	0.75	0.75	(0.14)	76
05/31/23	17.88	0.01	0.70	0.71	—	(3.59)	(3.59)	15.00	3.96	770,493	0.77	0.77	0.05	67
05/31/24	15.00	0.02	3.65	3.67	(0.00)	—	(0.00)	18.67	24.48	1,118,797	0.74	0.74	0.10	49
05/31/25	18.67	(0.00)	2.49	2.49	(0.02)	—	(0.02)	21.14	13.34	1,190,324	0.74	0.74	(0.02)	52
05/31/26	21.14	(0.02)	3.87	3.85	—	(1.68)	(1.68)	23.31	19.00	1,157,912	0.73	0.73	(0.09)	58
Mid Cap Value Fund
05/31/22	22.22	0.13	(0.07)	0.06	(0.07)	(1.57)	(1.64)	20.64	0.18	871,131	0.79	0.79	0.61	51
05/31/23	20.64	0.18	(0.89)	(0.71)	(0.16)	(3.83)	(3.99)	15.94	(4.87)	619,704	0.82	0.81	0.95	65
05/31/24	15.94	0.16	3.67	3.83	(0.24)	(2.41)	(2.65)	17.12	24.06	685,342	0.82	0.82	0.94	82
05/31/25	17.12	0.17	0.37	0.54	(0.13)	(1.41)	(1.54)	16.12	3.31	594,436	0.82	0.82	0.95	141
05/31/26	16.12	0.11	3.08	3.19	(0.22)	(2.34)	(2.56)	16.75	20.29	681,612	0.83	0.83	0.64	112

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to September 29, 2025, the Fund was known as Large Capital Growth Fund.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Moderate Allocation Lifestyle Fund(3),(4)
05/31/22	$16.13	$0.15	$(1.15)	$(1.00)	$(0.52)	$(0.78)	$(1.30)	$13.83	(6.49)%	$1,045,238	0.12%	0.12%	0.97%	37%
05/31/23	13.83	0.25	(0.37)	(0.12)	(0.27)	(1.31)	(1.58)	12.13	(0.69)	987,043	0.13	0.11	1.91	61
05/31/24	12.13	0.28	1.52	1.80	(0.31)	—	(0.31)	13.62	14.82	1,025,938	0.13	0.10	2.19	27
05/31/25	13.62	0.35	0.89	1.24	(0.32)	—	(0.32)	14.54	9.14	996,804	0.13	0.10	2.47	21
05/31/26	14.54	0.35	2.13	2.48	(0.48)	(0.49)	(0.97)	16.05	17.39	1,042,129	0.13	0.10	2.24	21
Nasdaq-100® Index Fund
05/31/22	24.00	0.06	(1.65)	(1.59)	(0.06)	(2.29)	(2.35)	20.06	(7.42)	743,801	0.50	0.50	0.22	9
05/31/23	20.06	0.09	2.10	2.19	(0.06)	(2.48)	(2.54)	19.71	13.13	770,660	0.52	0.49	0.46	7
05/31/24	19.71	0.11	5.90	6.01	(0.09)	(0.97)	(1.06)	24.66	30.54	962,346	0.51	0.44	0.51	20
05/31/25	24.66	0.10	3.37	3.47	(0.12)	(4.95)	(5.07)	23.06	15.41	1,017,619	0.50	0.42	0.38	10
05/31/26	23.06	0.07	9.19	9.26	(0.09)	(2.42)	(2.51)	29.81	42.49	1,295,050	0.50	0.42	0.26	11
Science & Technology Fund
05/31/22	39.38	(0.21)	(8.09)	(8.30)	—	(8.28)	(8.28)	22.80	(23.50)	2,108,867	0.95	0.94	(0.58)	68
05/31/23	22.80	(0.07)	2.12	2.05	—	(4.02)	(4.02)	20.83	11.91	2,166,131	0.97	0.93	(0.34)	85
05/31/24	20.83	(0.12)	7.74	7.62	—	—	—	28.45	36.58	2,690,964	0.96	0.91	(0.49)	46
05/31/25	28.45	(0.15)	4.76	4.61	—	—	—	33.06	16.20	2,777,814	0.95	0.90	(0.47)	67
05/31/26	33.06	(0.18)	19.25	19.07	—	(2.78)	(2.78)	49.35	60.51	3,864,906	0.95	0.90	(0.45)	45
Small Cap Core Fund(5)
05/31/22	14.26	0.09	(0.80)	(0.71)	(0.08)	(0.76)	(0.84)	12.71	(5.18)	236,013	0.87	0.87	0.64	20
05/31/23	12.71	0.17	(1.01)	(0.84)	(0.10)	(1.57)	(1.67)	10.20	(7.65)	188,747	0.89	0.89	1.48	14
05/31/24	10.20	0.14	2.55	2.69	(0.20)	(0.35)	(0.55)	12.34	26.46	215,387	0.89	0.89	1.20	19
05/31/25	12.34	0.14	(1.03)	(0.89)	(0.15)	(1.02)	(1.17)	10.28	(7.66)	173,460	0.90	0.90	1.20	21
05/31/26	10.28	0.09	1.69	1.78	(0.16)	(0.85)	(1.01)	11.05	17.83	173,431	0.94	0.91	0.81	124
Small Cap Growth Fund
05/31/22	22.85	(0.13)	(6.53)	(6.66)	—	(1.42)	(1.42)	14.77	(29.91)	499,878	0.92	0.88	(0.61)	34
05/31/23	14.77	(0.05)	(0.20)	(0.25)	—	(1.13)	(1.13)	13.39	(1.91)	540,916	0.94	0.89	(0.36)	41
05/31/24	13.39	(0.06)	2.05	1.99	—	—	—	15.38	14.86	533,037	0.92	0.89	(0.39)	54
05/31/25	15.38	(0.08)	0.45	0.37	(0.03)	—	(0.03)	15.72	2.41	538,339	0.93 (6)	0.89 (6)	(0.50)	163
05/31/26	15.72	(0.10)	4.14	4.04	—	(0.43)	(0.43)	19.33	25.99	540,275	0.93	0.88	(0.57)	99
Small Cap Index Fund
05/31/22	23.48	0.15	(4.01)	(3.86)	(0.15)	(2.06)	(2.21)	17.41	(17.14)	926,232	0.41	0.41	0.67	20
05/31/23	17.41	0.22	(0.85)	(0.63)	(0.24)	(3.72)	(3.96)	12.82	(5.10)	893,002	0.45	0.41	1.40	13
05/31/24	12.82	0.16	2.36	2.52	(0.19)	—	(0.19)	15.15	19.67	1,080,475	0.43	0.38	1.11	11
05/31/25	15.15	0.15	(0.04)	0.11	(0.20)	(0.51)	(0.71)	14.55	0.73	1,054,986	0.44	0.38	0.97	28
05/31/26	14.55	0.14	5.92	6.06	(0.16)	(0.85)	(1.01)	19.60	42.62	1,368,447	0.42	0.36	0.83	26

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Fund bears indirectly.  Additionally, recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Prior to September 29, 2025, the Fund was known as Moderate Growth Lifestyle Fund.
(5)	Prior to April 30, 2026, the Fund was known as Small Cap Special Values Fund.
(6)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
See Notes to Financial Statements

VALIC Company I
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
Small Cap Value Fund
05/31/22	$15.57	$0.12	$(0.93)	$(0.81)	$(0.07)	$(1.15)	$(1.22)	$13.54	(5.49)%	$523,983	0.79%	0.77%	0.78%	67%
05/31/23	13.54	0.17	(1.39)	(1.22)	(0.13)	(1.89)	(2.02)	10.30	(10.53)	433,476	0.81	0.77	1.33	90
05/31/24	10.30	0.11	2.14	2.25	(0.21)	(0.24)	(0.45)	12.10	21.92	376,146	0.81	0.79	0.98	107
05/31/25	12.10	0.11	(0.42)	(0.31)	(0.22)	(0.63)	(0.85)	10.94	(2.78)	244,584	0.84	0.84	0.91	80
05/31/26	10.94	0.08	4.32	4.40	(0.17)	(2.03)	(2.20)	13.14	42.14	251,712	0.85	0.85	0.65	80
Stock Index Fund
05/31/22	52.66	0.59	(0.72)	(0.13)	(0.64)	(4.40)	(5.04)	47.49	(0.54)	5,543,586	0.31	0.29	1.09	2
05/31/23	47.49	0.64	0.38	1.02	(0.62)	(3.35)	(3.97)	44.54	2.58	5,360,728	0.33	0.29	1.42	2
05/31/24	44.54	0.63	11.61	12.24	(0.62)	(3.10)	(3.72)	53.06	27.70	6,443,182	0.32	0.26	1.28	2
05/31/25	53.06	0.63	6.31	6.94	(0.69)	(0.93)	(1.62)	58.38	13.17	6,429,619	0.31	0.23	1.10	3
05/31/26	58.38	0.63	15.71	16.34	(0.74)	(6.98)	(7.72)	67.00	29.47	7,158,360	0.31	0.22	0.98	4
Systematic Core Fund
05/31/22	26.61	0.20	(1.07)	(0.87)	(0.06)	(0.13)	(0.19)	25.55	(3.30)	596,130	0.85	0.63	0.71	15
05/31/23	25.55	0.27	(0.12)	0.15	(0.24)	(1.12)	(1.36)	24.34	0.73	531,131	0.86	0.64	1.10	14
05/31/24	24.34	0.23	6.47	6.70	(0.31)	(0.27)	(0.58)	30.46	27.55	585,327	0.86	0.64	0.85	18
05/31/25	30.46	0.24	3.29	3.53	(0.29)	(1.26)	(1.55)	32.44	11.71	693,826	0.86	0.64	0.73	36
05/31/26	32.44	0.20	6.97	7.17	(0.25)	(2.11)	(2.36)	37.25	22.73	679,731	0.85	0.63	0.57	58
Systematic Growth Fund
05/31/22	25.17	(0.11)	(4.98)	(5.09)	—	(3.63)	(3.63)	16.45	(21.75)	711,659	0.82	0.79	(0.44)	25
05/31/23	16.45	(0.02)	0.52	0.50	—	(2.78)	(2.78)	14.17	5.27	773,275	0.85	0.83	(0.16)	88
05/31/24	14.17	0.02	5.04	5.06	—	(2.05)	(2.05)	17.18	36.24	973,156	0.83	0.65	0.10	56
05/31/25	17.18	(0.01)	2.55	2.54	(0.02)	(1.57)	(1.59)	18.13	15.29	985,521	0.82	0.64	(0.03)	46
05/31/26	18.13	(0.02)	4.50	4.48	—	(2.73)	(2.73)	19.88	26.47	1,065,775	0.82	0.64	(0.12)	41
Systematic Value Fund
05/31/22	13.12	0.21	0.24	0.45	(0.04)	(0.52)	(0.56)	13.01	3.54	486,821	0.78	0.48	1.54	32
05/31/23	13.01	0.23	(0.70)	(0.47)	(0.27)	(0.68)	(0.95)	11.59	(3.89)	401,755	0.79	0.49	1.83	64
05/31/24	11.59	0.23	2.41	2.64	(0.24)	—	(0.24)	13.99	22.85	452,618	0.79	0.49	1.75	75
05/31/25	13.99	0.21	1.51	1.72	(0.26)	(0.66)	(0.92)	14.79	12.47	456,510	0.79	0.60	1.43	55
05/31/26	14.79	0.22	3.44	3.66	(0.20)	(1.21)	(1.41)	17.04	25.53	653,098	0.78	0.64	1.37	93
U.S. Socially Responsible Fund
05/31/22	24.85	0.26	(0.91)	(0.65)	(0.17)	(3.39)	(3.56)	20.64	(2.90)	733,505	0.35	0.35	1.06	23
05/31/23	20.64	0.28	(0.15)	0.13	(0.27)	(3.75)	(4.02)	16.75	1.06	685,339	0.36	0.36	1.46	26
05/31/24	16.75	0.22	4.49	4.71	(0.29)	(1.58)	(1.87)	19.59	28.30	661,433	0.36	0.36	1.20	29
05/31/25	19.59	0.21	1.78	1.99	(0.27)	(3.29)	(3.56)	18.02	11.18	559,863	0.37	0.37	1.04	26
05/31/26	18.02	0.17	3.94	4.11	(0.30)	(2.95)	(3.25)	18.88	24.86	419,883	0.38	0.36	0.89	8

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
See Notes to Financial Statements

VALIC Company I
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of VALIC Company I and Shareholders of each of the thirty-six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the funds listed in the table below (constituting VALIC Company I, hereafter collectively referred to as the “Funds”) as of May 31, 2026, the related statements of operations for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
VALIC Company I

Aggressive Allocation Lifestyle Fund
Asset Allocation Fund
Capital Appreciation Fund
Conservative Allocation Lifestyle Fund
Core Bond Fund
Dividend Value Fund
Dynamic Allocation Fund
Emerging Economies Fund
Global Real Estate Fund
Global Strategy Fund
Government Securities Fund
Growth Fund
High Yield Bond Fund
Inflation Protected Fund
International Equities Index Fund
International Government Bond Fund
International Growth Fund
International Opportunities Fund
International Socially Responsible Fund
International Value Fund
Large Cap Core Fund
Mid Cap Index Fund
Mid Cap Strategic Growth Fund
Mid Cap Value Fund
Moderate Allocation Lifestyle Fund
Nasdaq-100® Index Fund
Science & Technology Fund
Small Cap Core Fund
Small Cap Growth Fund
Small Cap Index Fund
Small Cap Value Fund
Stock Index Fund
Systematic Core Fund
Systematic Growth Fund
Systematic Value Fund
U.S. Socially Responsible Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agents, brokers, selling or agent banks and portfolio companies; when replies were not received from brokers, selling or agent banks, or a portfolio company, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Houston, Texas
July 27, 2026
We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

VALIC Company I
SHAREHOLDERS TAX INFORMATION (unaudited)

 Certain tax information regarding  VALIC Company I is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2026.
 During the year ended May 31, 2026, the Fund paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:
Fund	Net Long-Term Capital Gains	Foreign Taxes Credit	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Allocation Lifestyle Fund	$23,308,724	$285,801	$3,201,468	25.16%
Asset Allocation Fund	8,368,754	—	—	30.27
Capital Appreciation Fund	15,563,051	—	—	32.87
Conservative Allocation Lifestyle Fund	—	55,391	602,592	11.89
Core Bond Fund	—	—	—	—
Dividend Value Fund	51,369,594	—	—	58.59
Dynamic Allocation Fund	415,157	3,338	74,702	13.66
Emerging Economies Fund	1,496,036	2,381,732	22,713,438	0.10
Global Real Estate Fund	—	—	—	0.25
Global Strategy Fund	—	—	—	9.18
Government Securities Fund	—	—	—	—
Growth Fund	193,694,632	—	—	—
High Yield Bond Fund	—	—	—	0.01
Inflation Protected Fund	—	—	—	—
International Equities Index Fund	78,662,916	3,544,120	61,259,500	—
International Government Bond Fund	—	—	—	—
International Growth Fund	8,495,869	326,046	3,509,648	—
International Opportunities Fund	—	791,248	9,268,484	0.01
International Socially Responsible Fund	15,556,465	1,348,289	15,743,716	—
International Value Fund	10,694,256	921,409	16,271,644	0.88
Large Cap Core Fund	69,089,738	—	—	83.26
Mid Cap Index Fund	241,562,657	—	—	47.85
Mid Cap Strategic Growth Fund	79,831,288	—	—	—
Mid Cap Value Fund	58,827,729	—	—	35.08
Moderate Allocation Lifestyle Fund	30,553,125	293,159	3,251,848	17.90
Nasdaq-100® Index Fund	97,753,434	—	—	100.00
Science & Technology Fund	208,797,690	—	—	—
Small Cap Core Fund	11,184,739	—	—	76.06
Small Cap Growth Fund	—	—	—	11.23
Small Cap Index Fund	56,948,138	—	—	73.62
Small Cap Value Fund	33,188,863	—	—	67.23
Stock Index Fund	674,666,306	—	—	100.00
Systematic Core Fund	35,970,057	—	—	97.80
Systematic Growth Fund	118,597,995	—	—	37.66
Systematic Value Fund	27,516,504	—	—	39.52
U.S. Socially Responsible Fund	65,089,997	—	—	97.86

VALIC Company I
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
 Not applicable.

VALIC Company I
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
 Not applicable.

VALIC Company I
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
 Remuneration paid to Directors is included in the Statement of Operations.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
SMALL CAP CORE Fund (the “Fund”)
Approval of Sub-Advisory Agreements
 At a meeting held on January 21-22, 2026 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Invesco Advisers, Inc. (“Invesco”), with respect to the Fund (the “Invesco Sub-advisory Agreement”).
 In connection with the approval of the Invesco Sub-advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Invesco Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by Invesco; (2) the key personnel of Invesco who will provide services to the Fund; (3) Invesco’s compliance policies and procedures; (4) Invesco’s brokerage and soft dollar practices; and (5) information relating to any economies of scale and other benefits to be realized by Invesco as a result of the Invesco Sub-advisory Agreement.
 In considering whether to approve the Invesco Sub-advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as by representatives from Invesco.  The Board noted that in accordance with Section 15(c) of the 1940 Act, Invesco furnished the Board with extensive information in connection with the consideration of the Invesco Sub-advisory Agreement. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Invesco Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
 Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Invesco.  The Board reviewed information provided by Invesco relating to its operations and personnel.  The Board also noted that Invesco’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
 The Board considered information provided to them regarding the services to be provided by Invesco, including a presentation from Invesco, which discussed, among other things. The Board noted that Invesco will determine the securities to be purchased or sold on behalf of the Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund is  required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of Invesco’s investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of Invesco. The Board also reviewed Invesco’s brokerage practices.  The Board also considered Invesco’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
 The Board concluded that the scope and quality of the services to be provided by Invesco were expected to be satisfactory and that there was a reasonable basis to conclude that Invesco would provide a high quality of investment services to the Fund.
 Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the fees proposed to be charged by Invesco for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe.  The Board noted that VALIC negotiated the sub-advisory fee with Invesco at arm’s length.  The Board also noted that the sub-advisory fee rate to be payable to Invesco pursuant to the Invesco Sub-Advisory Agreement is lower than the sub-advisory fee rate payable to Allspring pursuant to the current sub-advisory agreement with Allspring.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of Invesco will not result in any change to the management fee paid by the Fund to VALIC.  The Board also took into account the changes to the Fee Waiver Agreement. The Board also considered the fees that Invesco charges to certain similarly managed accounts.
 Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Invesco Sub-Advisory Agreement. The Board noted that the sub-advisory fee rate proposed to be paid by the Fund at its current asset levels pursuant to the Invesco Sub-Advisory Agreement would be lower than the current sub-advisory fee and considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with Invesco at arm’s length. In considering the anticipated profitability to Invesco in connection with its relationship to the Fund, the Directors noted that the fees under the Invesco Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.  The Board determined that the profitability to Invesco in connection with its relationship with the Fund is therefore not a material factor in its consideration of the Agreement.
 In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Invesco from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Invesco Sub-Advisory Agreement.
 Economies of Scale. For similar reasons as stated above with respect to Invesco’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Invesco’s management of the Fund is not a material factor to the approval of the Invesco Sub-Advisory Agreement.
 Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Invesco Sub-Advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the Invesco Sub-Advisory Agreement were reasonable.
 Conclusions. In reaching its decisions to approve the Invesco Sub-Advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

representations made, and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Invesco possesses the capability and resources to perform the duties required under the Invesco Sub-Advisory Agreement.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

MID CAP STRATEGIC GROWTH Fund (the “Fund”)
Approval of Sub-Advisory Agreement
 At a meeting held on April 20-21, 2026 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved a new investment sub-advisory agreement between Variable Annuity Life Insurance Company (“VALIC”) and Janus Henderson Investors US LLC (“Janus”), with respect to the Fund (the “New Janus Sub-advisory Agreement”).  The Board noted that Trian Fund Management, L.P. and General Catalyst Group Management, LLC had reached a definitive agreement to acquire Janus Henderson Group plc, the ultimate parent company of Janus, on or about June 22, 2026, which would result in the assignment and automatic termination of the current Investment Sub-advisory Agreement (“Current Sub-advisory Agreement”) between VALIC and Janus, with respect to the Fund and that, therefore, the Board was being asked to approve the New Janus Sub-advisory Agreement. They also noted that the New Janus Sub-advisory Agreement is identical to the Current Sub-advisory Agreement except for the date of the agreement.
 In connection with the approval of the New Janus Sub-advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the New Janus Sub-advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Funds by Janus; (2) the fees and expenses and investment performance of the Fund; (3) the costs of services and profits to be realized in connection with the New Janus Sub-advisory Agreement; and (4) information relating to any economies of scale and other benefits to be realized by Janus as a result of the New Janus Sub-advisory Agreement.
 In considering whether to approve the New Janus Sub-advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management.  The Board noted that in accordance with Section 15(c) of the 1940 Act, Janus furnished the Board with extensive information in connection with the consideration of the New Janus Sub-advisory Agreement.  The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the New Janus Sub-advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.
 Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Janus.  The Board reviewed information provided by Janus relating to their operations and personnel.  The Board also noted that Janus’ management of the Fund will be subject to the oversight of VALIC and the Board and must be done in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.
 The Board considered information provided to them regarding the services to be provided by Janus. The Board noted that Janus will determine the securities to be purchased or sold on behalf of the Fund and will be responsible for providing VALIC with records concerning its activities, which VALIC or the Fund are required to maintain; and for rendering regular reports to VALIC and to officers and Directors of the Fund concerning its discharge of the foregoing responsibilities. The Board reviewed information regarding the qualifications, background and responsibilities of Janus’ investment and compliance personnel who would provide services to the Fund. The Board also took into account the financial condition of Janus. The Board also reviewed Janus’ brokerage practices. The Board also considered Janus’ risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.
 The Board concluded that the scope and quality of the services to be provided by Janus were expected to be satisfactory and that there was a reasonable basis to conclude that Janus would provide a high quality of investment services to the Fund.
 Fees and Expenses; Investment Performance. The Board received and reviewed information prepared in connection with the annual renewal of the Current Sub-advisory Agreement by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group and Performance Universe and Lipper Index.
 The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and Sub-advisory Expense Universe.
 The Fund outperformed its Lipper peer index for the one-, three- and five-year periods.  The Fund outperformed the median of its Performance Group and Performance Universe for the one-, three- and five-year periods.  The Board took into account management’s discussion of the Fund’s performance.
  The Board noted that VALIC negotiated the sub-advisory fee with Janus at arm’s length.  The Board considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. Therefore, the Board considered that the engagement of Janus will not result in any change to the management fee paid by the Fund to VALIC.
 Cost of Services and Indirect Benefits/Profitability.  The Board considered the cost of services and profits expected to be realized in connection with the New Janus Sub-advisory Agreement. The Board considered the impact of the sub-adviser change on VALIC’s profitability. The Board considered that the sub-advisory fee rates were negotiated with Janus at arm’s length. In considering the anticipated profitability to Janus in connection with their relationships to the Fund, the Directors noted that the fees under the New Janus Sub-advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.    The Directors also noted that the sub-advisory fees payable under the New Janus Sub-advisory Agreement are identical to the sub-advisory fees payable under the Current Sub-advisory Agreement, and as such, approval of the New Janus Sub-advisory Agreement is not expected to have any impact on VALIC’s profitability.
 In view of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of Janus from their relationship with the Fund was not material to their deliberations with respect to consideration of approval of the New Janus Sub-advisory Agreement.

VALIC Company I
APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

 Economies of Scale. For similar reasons as stated above with respect to Janus’ anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in Janus’ management of the Fund is not a material factor to the approval of the New Janus Sub-advisory Agreement.
 Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the New Janus Sub-advisory Agreement, including the duties and responsibilities to be undertaken. The Board concluded that the terms of the New Janus Sub-advisory Agreement were reasonable.
 Conclusions. In reaching its decisions to approve the New Janus Sub-advisory Agreement, the Board did not identify any single factor as being controlling but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that Janus possesses the capability and resources to perform the duties required under the New Janus Sub-advisory Agreement.

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Annuities are issued by The Variable Annuity Life Insurance Company, Houston, TX. Variable annuities are distributed by Corebridge Capital Services, Inc., member FINRA. Securities and investment advisory services offered through VALIC Financial Advisors, Inc., member FINRA, SIPC and an SEC-registered investment adviser. VALIC Retirement Services Company (VRSCO) provides retirement plan recordkeeping and related services and is the transfer agent for certain affiliated variable investment options. All companies above are wholly owned subsidiaries of Corebridge Financial, Inc. Corebridge Retirement Services, Corebridge Financial and Corebridge are marketing names used by these companies.
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VC 23800 (12/2026) J1026108 EE

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (EX-99.CODE ETH)

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By: /s/ Kevin J. Adamson

Kevin J. Adamson

Principal Executive Officer

Date: August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kevin J. Adamson

Kevin J. Adamson

Principal Executive Officer

Date: August 5, 2026

By: /s/ Donna M. McManus

Donna M. McManus

Principal Financial Officer

Date: August 5, 2026